THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)



                                                                                    ALLIANCE
                                                                                  INTERMEDIATE
                                                                   ALLIANCE        GOVERNMENT
                                                                 MONEY MARKET      SECURITIES
                                                                  PORTFOLIO         PORTFOLIO
                                                              ----------------- ----------------
ASSETS:
Investments at value (Notes 1 and 4) ........................  $1,146,034,774     $227,443,889
Cash ........................................................      20,072,341          153,468
Receivable for securities sold ..............................              --       13,353,423
Collateral held for securities loaned (Note 1) ..............              --       23,566,820
Receivable from Separate Accounts for Trust shares sold .....       6,787,425          327,976
Dividends, interest and other receivables ...................       6,157,701        1,980,819
                                                               --------------     ------------
  Total assets ..............................................   1,179,052,241      266,826,395
                                                               --------------     ------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$147,756,325)
 (Notes 1 and 4) ............................................              --               --
Payable to custodian ........................................              --               --
Payable for securities purchased ............................      19,900,639       37,722,957
Payable for collateral received on securities loaned ........              --       23,566,820
Payable to Separate Accounts for Trust shares redeemed ......       7,001,970          136,753
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................              --               --
Distribution fees payable ...................................          84,310            9,272
Investment advisory fees payable ............................         355,160           92,282
Trustees' fees payable ......................................          36,054            7,479
Accrued expenses ............................................          34,388           12,144
                                                               --------------     ------------
  Total liabilities .........................................      27,412,521       61,547,707
                                                               --------------     ------------
NET ASSETS ..................................................  $1,151,639,720     $205,278,688
                                                               ==============     ============
Investments at cost .........................................  $1,146,367,252     $230,138,358
                                                               ==============     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................  $1,125,921,125     $211,673,830
 Accumulated undistributed (overdistributed) net
  investment income .........................................      26,046,025        4,912,980
 Accumulated undistributed net realized gain (loss) .........           5,048       (8,613,653)
 Unrealized appreciation/depreciation on investments
  and foreign currency denominated assets and
  liabilities ...............................................        (332,478)      (2,694,469)
                                                               --------------     ------------
NET ASSETS ..................................................  $1,151,639,720     $205,278,688
                                                               ==============     ============
CLASS IA SHARES:
Net Assets ..................................................  $  785,055,333     $163,877,441
                                                               ==============     ============
Shares outstanding (Note 5) .................................      75,070,487       17,112,177
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.46     $       9.58
                                                               ==============     ============
CLASS IB SHARES:
Net Assets ..................................................  $  366,584,387     $ 41,401,247
                                                               ==============     ============
Shares outstanding (Note 5) .................................      35,158,340        4,334,334
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.43     $       9.55
                                                               ==============     ============



                                                                                                     ALLIANCE
                                                                  ALLIANCE         ALLIANCE         GROWTH AND
                                                                QUALITY BOND      HIGH YIELD          INCOME
                                                                  PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                              ---------------- --------------- -------------------
ASSETS:
Investments at value (Notes 1 and 4) ........................  $ 341,723,925    $ 574,873,989    $ 1,297,030,100
Cash ........................................................        135,847        1,190,159            756,839
Receivable for securities sold ..............................     21,347,551       26,018,148          5,731,794
Collateral held for securities loaned (Note 1) ..............     19,826,510               --         37,512,306
Receivable from Separate Accounts for Trust shares sold .....        617,418          569,610          4,163,892
Dividends, interest and other receivables ...................      3,615,643       15,958,189          2,069,688
                                                               -------------    -------------    ---------------
  Total assets ..............................................    387,266,894      618,610,095      1,347,264,619
                                                               -------------    -------------    ---------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$147,756,325)
 (Notes 1 and 4) ............................................             --               --                 --
Payable to custodian ........................................             --               --                 --
Payable for securities purchased ............................     26,543,849       15,792,590          1,427,947
Payable for collateral received on securities loaned ........     19,826,510               --         37,512,306
Payable to Separate Accounts for Trust shares redeemed ......         88,439          242,712            931,081
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................             --               --                 --
Distribution fees payable ...................................             38           49,942             39,662
Investment advisory fees payable ............................        159,490          341,460            611,908
Trustees' fees payable ......................................          8,449           13,298             14,159
Accrued expenses ............................................         15,317           47,400             61,696
                                                               -------------    -------------    ---------------
  Total liabilities .........................................     46,642,092       16,487,402         40,598,759
                                                               -------------    -------------    ---------------
NET ASSETS ..................................................  $ 340,624,802    $ 602,122,693    $ 1,306,665,860
                                                               =============    =============    ===============
Investments at cost .........................................  $ 352,847,880    $ 644,025,543    $ 1,071,289,341
                                                               =============    =============    ===============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................  $ 345,930,349    $ 712,716,874    $ 1,003,276,238
 Accumulated undistributed (overdistributed) net
  investment income .........................................      9,373,693       32,829,013          3,024,377
 Accumulated undistributed net realized gain (loss) .........     (3,555,211)     (74,271,640)        74,624,486
 Unrealized appreciation/depreciation on investments
  and foreign currency denominated assets and
  liabilities ...............................................    (11,124,029)     (69,151,554)       225,740,759
                                                               -------------    -------------    ---------------
NET ASSETS ..................................................  $ 340,624,802    $ 602,122,693    $ 1,306,665,860
                                                               =============    =============    ===============
CLASS IA SHARES:
Net Assets ..................................................  $ 340,458,141    $ 379,653,083    $ 1,120,581,914
                                                               =============    =============    ===============
Shares outstanding (Note 5) .................................     35,459,959       44,355,831         57,823,776
                                                               =============    =============    ===============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        9.60    $        8.56    $         19.38
                                                               =============    =============    ===============
CLASS IB SHARES:
Net Assets ..................................................  $     166,661    $ 222,469,610    $   186,083,946
                                                               =============    =============    ===============
Shares outstanding (Note 5) .................................         17,375       26,083,014          9,633,725
                                                               =============    =============    ===============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        9.59    $        8.53    $         19.32
                                                               =============    =============    ===============

See Notes to Financial Statements.

      ALLIANCE            ALLIANCE             ALLIANCE          ALLIANCE
    EQUITY INDEX        COMMON STOCK            GLOBAL        INTERNATIONAL
     PORTFOLIO            PORTFOLIO           PORTFOLIO         PORTFOLIO
------------------- -------------------- ------------------- ---------------
  $ 2,338,177,042     $ 15,332,541,658     $ 1,587,091,315    $247,505,049
               --            1,318,469             905,876              --
       12,736,904           33,740,339          38,312,429       6,286,225
       24,126,740          587,676,922          97,668,284      15,492,734
        5,364,871            9,956,545          22,524,853       3,613,378
        2,073,578           15,603,010           2,498,875         608,084
  ---------------     ----------------     ---------------    ------------
    2,382,479,135       15,980,836,943       1,749,001,632     273,505,470
  ---------------     ----------------     ---------------    ------------
               --          229,317,092                  --              --
          325,547                   --                  --         133,936
        4,171,349          136,632,394          26,279,973       2,009,928
       24,126,740          587,676,922          97,668,284      15,492,734
        2,645,681            5,927,875           1,989,602          53,109
               --               11,574              48,365           1,676
            1,422              264,791              14,617           2,011
          608,689            4,654,496             883,847         184,303
           24,144              388,459              44,015           5,578
           93,255              731,637             229,107          69,437
  ---------------     ----------------     ---------------    ------------
       31,996,827          965,605,240         127,157,810      17,952,712
  ---------------     ----------------     ---------------    ------------
  $ 2,350,482,308     $ 15,015,231,703     $ 1,621,843,822    $255,552,758
  ===============     ================     ===============    ============
  $ 1,611,203,547     $ 10,951,170,531     $ 1,169,846,949    $229,497,677
  ===============     ================     ===============    ============
  $ 1,591,417,336     $  9,130,138,512     $ 1,142,836,365    $237,340,260
       11,956,857           61,487,965           1,919,411       1,152,691
       18,026,193        1,523,830,325          61,155,458        (890,188)
      729,081,922        4,299,774,901         415,932,588      17,949,995
  ---------------     ----------------     ---------------    ------------
  $ 2,350,482,308     $ 15,015,231,703     $ 1,621,843,822    $255,552,758
  ===============     ================     ===============    ============
  $ 2,344,017,894     $ 13,779,458,509     $ 1,553,370,599    $246,169,843
  ===============     ================     ===============    ============
       83,714,592          497,660,174          71,084,924      20,891,889
  ===============     ================     ===============    ============
  $         28.00     $          27.69     $         21.85    $      11.78
  ===============     ================     ===============    ============
  $     6,464,414     $  1,235,773,194     $    68,473,223    $  9,382,915
  ===============     ================     ===============    ============
          231,327           44,791,924           3,144,579         798,541
  ===============     ================     ===============    ============
  $         27.94     $          27.59     $         21.78    $      11.75
  ===============     ================     ===============    ============



      ALLIANCE          ALLIANCE         ALLIANCE                               ALLIANCE
     AGGRESSIVE        SMALL CAP       CONSERVATIVE         ALLIANCE             GROWTH
       STOCK             GROWTH         INVESTORS           BALANCED           INVESTORS
     PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO           PORTFOLIO
------------------- --------------- ----------------- ------------------- -------------------
  $ 4,557,558,940    $ 310,805,082    $ 430,122,424     $ 2,008,861,993     $ 2,313,238,487
          139,645               --        1,146,457           5,888,863           3,480,078
       14,003,444        8,926,337        1,552,870           9,959,025          20,324,636
      296,817,450               --       31,783,922          99,991,868         136,068,978
          280,741          240,754          643,915             460,763           2,322,426
        4,203,170           43,315        2,943,121          11,045,389           7,176,774
  ---------------    -------------    -------------     ---------------     ---------------
    4,873,003,390      320,015,488      468,192,709       2,136,207,901       2,482,611,379
  ---------------    -------------    -------------     ---------------     ---------------
               --               --               --                  --                  --
               --               --               --                  --                  --
               --        4,719,610        1,957,187          14,274,527          20,038,394
      296,817,450               --       31,783,922          99,991,868         136,068,978
        8,700,175       18,080,758          180,561           1,619,784             532,294
               --               --                9               2,947              10,349
           42,581           23,963           12,359               1,616              29,104
        2,180,455          232,131          182,409             729,037           1,047,908
          181,218            2,296           15,198              95,599              57,302
          267,663           31,742           18,141             155,719             159,518
  ---------------    -------------    -------------     ---------------     ---------------
      308,189,542       23,090,500       34,149,786         116,871,097         157,943,847
  ---------------    -------------    -------------     ---------------     ---------------
  $ 4,564,813,848    $ 296,924,988    $ 434,042,923     $ 2,019,336,804     $ 2,324,667,532
  ===============    =============    =============     ===============     ===============
  $ 3,898,175,119    $ 284,313,105    $ 401,511,837     $ 1,757,577,394     $ 1,943,710,493
  ===============    =============    =============     ===============     ===============
  $ 3,735,799,335    $ 308,481,245    $ 381,912,704     $ 1,591,333,036     $ 1,778,298,674
        6,628,659         (644,183)       7,336,076          31,355,192          18,659,368
      163,002,033      (37,404,051)      16,194,268         145,379,390         159,071,290
      659,383,821       26,491,977       28,599,875         251,269,186         368,638,200
  ---------------    -------------    -------------     ---------------     ---------------
  $ 4,564,813,848    $ 296,924,988    $ 434,042,923     $ 2,019,336,804     $ 2,324,667,532
  ===============    =============    =============     ===============     ===============
  $ 4,369,333,860    $ 183,363,171    $ 376,637,429     $ 2,012,050,796     $ 2,189,694,688
  ===============    =============    =============     ===============     ===============
      113,857,497       15,581,896       29,358,167         102,040,920          99,599,485
  ===============    =============    =============     ===============     ===============
  $         38.38    $       11.77    $       12.83     $         19.72     $         21.99
  ===============    =============    =============     ===============     ===============
  $   195,479,988    $ 113,561,817    $  57,405,494     $     7,286,008     $   134,972,844
  ===============    =============    =============     ===============     ===============
        5,120,081        9,690,278        4,485,730             369,976           6,157,984
  ===============    =============    =============     ===============     ===============
  $         38.18    $       11.72    $       12.80     $         19.69     $         21.92
  ===============    =============    =============     ===============     ===============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1999 (Unaudited)


                                                                            ALLIANCE
                                                                          INTERMEDIATE
                                                            ALLIANCE       GOVERNMENT
                                                          MONEY MARKET     SECURITIES
                                                            PORTFOLIO       PORTFOLIO
                                                         -------------- ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,574,824 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................  $         --    $         --
  Interest .............................................    28,579,884       5,464,494
                                                          ------------    ------------
    Total income .......................................    28,579,884       5,464,494
                                                          ------------    ------------
 Expenses (Notes 1, 2, and 3):
  Investment advisory fee ..............................     1,917,659         495,161
  Custodian fees .......................................        50,793          35,192
  Distribution fees--Class IB ..........................       468,253          46,473
  Printing and mailing expenses ........................        40,168          12,094
  Professional fees ....................................        12,445           2,053
  Trustees' fees .......................................         5,494             906
  Miscellaneous ........................................         8,741           1,441
                                                          ------------    ------------
    Total expenses .....................................     2,503,553         593,320
                                                          ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................    26,076,331       4,871,174
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $(52,397,507) and
    $8,532,994 from affiliated companies for the
    Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........         1,034      (2,828,157)
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --          50,470
                                                          ------------    ------------
 Realized gain (loss)--net .............................         1,034      (2,777,687)
                                                          ------------    ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................    (1,024,502)     (4,138,835)
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --          (1,345)
                                                          ------------    ------------
 Unrealized appreciation/depreciation--net .............    (1,024,502)     (4,140,180)
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............    (1,023,468)     (6,917,867)
                                                          ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................  $ 25,052,863    $ (2,046,693)
                                                          ============    ============



                                                                                               ALLIANCE
                                                             ALLIANCE         ALLIANCE        GROWTH AND
                                                           QUALITY BOND      HIGH YIELD         INCOME
                                                             PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ---------------- ---------------- ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,574,824 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................  $          --    $          --    $  6,163,393
  Interest .............................................      9,893,847       35,135,239              --
                                                          -------------    -------------    ------------
    Total income .......................................      9,893,847       35,135,239       6,163,393
                                                          -------------    -------------    ------------
 Expenses (Notes 1, 2, and 3):
  Investment advisory fee ..............................        866,362        1,812,944       3,011,962
  Custodian fees .......................................         23,698           39,583          45,444
  Distribution fees--Class IB ..........................            214          270,722         183,476
  Printing and mailing expenses ........................         19,871           44,416          55,154
  Professional fees ....................................          3,624            6,864          11,194
  Trustees' fees .......................................          1,600            3,030           4,942
  Miscellaneous ........................................          2,547            4,820           7,861
                                                          -------------    -------------    ------------
    Total expenses .....................................        917,916        2,182,379       3,320,033
                                                          -------------    -------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................      8,975,931       32,952,860       2,843,360
                                                          -------------    -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $(52,397,507) and
    $8,532,994 from affiliated companies for the
    Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........     (3,272,575)     (38,644,506)     66,826,677
  On options written ...................................             --               --              --
  On foreign currency transactions .....................        180,242          (21,010)             --
  On futures contracts .................................             --               --              --
                                                          -------------    -------------    ------------
 Realized gain (loss)--net .............................     (3,092,333)     (38,665,516)     66,826,677
                                                          -------------    -------------    ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................    (14,016,711)      (4,861,908)     83,683,092
  On options written ...................................             --               --              --
  On foreign currency transactions .....................             --               --              --
  On futures contracts .................................             --               --              --
                                                          -------------    -------------    ------------
 Unrealized appreciation/depreciation--net .............    (14,016,711)      (4,861,908)     83,683,092
                                                          -------------    -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............    (17,109,044)     (43,527,424)    150,509,769
                                                          -------------    -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................  $  (8,133,113)   $ (10,574,564)   $153,353,129
                                                          =============    =============    ============

----------
* Net of foreign taxes withheld on dividends of $728, $341,496, $970,777, $265,431, $35,521, $207,606 and $483,277 for the Alliance Equity Index,
      Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.










See Notes to Financial Statements.

    ALLIANCE          ALLIANCE         ALLIANCE        ALLIANCE
  EQUITY INDEX      COMMON STOCK        GLOBAL      INTERNATIONAL
    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
---------------- ----------------- --------------- ---------------


  $ 13,418,034    $   58,364,149    $  9,473,636     $ 2,440,826
     1,235,414        25,683,747       1,801,886         341,288
  ------------    --------------    ------------     -----------
    14,653,448        84,047,896      11,275,522       2,782,114
  ------------    --------------    ------------     -----------
     3,021,132        24,494,275       4,709,673         967,297
        75,608           284,979         345,093         154,005
         6,313         1,272,507          71,420          10,433
        86,102           785,933          80,466           5,079
        18,956           144,466          15,781           2,374
         8,369            63,777           6,967           1,048
        13,310           101,449          11,081           1,666
  ------------    --------------    ------------     -----------
     3,229,790        27,147,386       5,240,481       1,141,902
  ------------    --------------    ------------     -----------
    11,423,658        56,900,510       6,035,041       1,640,212
  ------------    --------------    ------------     -----------




     2,166,607     1,167,152,754      27,162,012        (103,753)
            --       422,030,940              --              --
           966          (171,738)     (1,240,592)       (359,883)
     2,590,408                --              --              --
  ------------    --------------    ------------     -----------
     4,757,981     1,589,011,956      25,921,420        (463,636)
  ------------    --------------    ------------     -----------
   213,874,010       (50,654,582)    141,950,839      13,536,370
            --       194,425,681              --              --
          (123)          (35,701)         23,744        (415,518)
     1,603,226                --              --              --
  ------------    --------------    ------------     -----------
   215,477,113       143,735,398     141,974,583      13,120,852
  ------------    --------------    ------------     -----------
   220,235,094     1,732,747,354     167,896,003      12,657,216
  ------------    --------------    ------------     -----------
  $231,658,752    $1,789,647,864    $173,931,044     $14,297,428
  ============    ==============    ============     ===========



   ALLIANCE        ALLIANCE        ALLIANCE                        ALLIANCE
  AGGRESSIVE       SMALL CAP     CONSERVATIVE      ALLIANCE         GROWTH
     STOCK          GROWTH         INVESTORS       BALANCED       INVESTORS
   PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ---------------- -------------- --------------- ---------------


 $ 15,461,397   $      463,938   $    675,313   $   5,186,363   $  7,830,778
    3,725,619          330,250      7,817,622      26,027,700     17,802,494
 ------------   --------------   ------------   -------------   ------------
   19,187,016          794,188      8,492,935      31,214,063     25,633,272
 ------------   --------------   ------------   -------------   ------------
   11,666,294        1,235,940        971,973       3,984,058      5,433,305
       94,768           45,458         64,727         174,166        231,297
      212,971          128,474         57,184           7,468        140,083
      328,009           18,760         15,111         127,170        112,391
       50,422            3,496          4,362          21,683         23,030
       22,260            1,543          1,926           9,572         10,167
       35,408            2,456          3,063          15,228         16,171
 ------------   --------------   ------------   -------------   ------------
   12,410,132        1,436,127      1,118,346       4,339,345      5,966,444
 ------------   --------------   ------------   -------------   ------------
    6,776,884         (641,939)     7,374,589      26,874,718     19,666,828
 ------------   --------------   ------------   -------------   ------------




  166,093,055      (14,797,314)    14,432,935     131,163,328    147,273,528
           --               --             --              --             --
           --               --       (162,485)       (936,025)    (1,054,449)
           --               --             --              --             --
 ------------   --------------   ------------   -------------   ------------
  166,093,055      (14,797,314)    14,270,450     130,227,303    146,219,079
 ------------   --------------   ------------   -------------   ------------
  332,007,921       14,460,303     (5,034,452)    (31,693,354)    55,110,494
           --               --             --              --             --
           --               --         (9,956)       (100,251)      (239,591)
           --               --             --              --             --
 ------------   --------------   ------------   -------------   ------------
  332,007,921       14,460,303     (5,044,408)    (31,793,605)    54,870,903
 ------------   --------------   ------------   -------------   ------------
  498,100,976         (337,011)     9,226,042      98,433,698    201,089,982
 ------------   --------------   ------------   -------------   ------------
 $504,877,860   $     (978,950)  $ 16,600,631   $ 125,308,416   $220,756,810
 ============   ==============   ============   =============   ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                           ALLIANCE
                                                                    MONEY MARKET PORTFOLIO
                                                             -------------------------------------
                                                                 SIX MONTHS         YEAR ENDED
                                                                   ENDED           DECEMBER 31,
                                                               JUNE 30, 1999           1998
                                                             ----------------- -------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $   26,076,331    $      38,632,711
 Realized gain (loss)--net .................................           1,034               15,569
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................      (1,024,502)             580,153
                                                              --------------    -----------------
 Net increase (decrease) in net assets from operations .....      25,052,863           39,228,433
                                                              --------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................              --          (27,368,048)
  Distributions from realized gains ........................              --              (21,660)
                                                              --------------    -----------------
 Total Class IA dividends and distributions ................              --          (27,389,708)
                                                              --------------    -----------------
 Class IB:
  Dividends from net investment income .....................              --          (11,444,905)
  Distributions from realized gains ........................              --               (9,300)
                                                              --------------    -----------------
 Total Class IB dividends and distributions ................              --          (11,454,205)
                                                              --------------    -----------------
 Decrease in net assets from dividends and
  distributions ............................................              --          (38,843,913)
                                                              --------------    -----------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     840,003,626        1,395,774,350
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --           27,389,708
  Shares redeemed ..........................................    (795,258,764)      (1,150,845,557)
                                                              --------------    -----------------
 Total Class IA transactions ...............................      44,744,862          272,318,501
                                                              --------------    -----------------
 Class IB:
  Shares sold ..............................................     185,808,956          412,735,045
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --           11,454,205
  Shares redeemed ..........................................    (213,996,569)        (160,498,113)
                                                              --------------    -----------------
 Total Class IB transactions ...............................     (28,187,613)         263,691,137
                                                              --------------    -----------------
 Net increase in net assets derived from share
  transactions .............................................      16,557,249          536,009,638
                                                              --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS ..........................      41,610,112          536,394,158
NET ASSETS, BEGINNING OF PERIOD ............................   1,110,029,608          573,635,450
                                                              --------------    -----------------
NET ASSETS, END OF PERIOD* .................................  $1,151,639,720    $   1,110,029,608
                                                              ==============    =================



                                                                        ALLIANCE
                                                                 INTERMEDIATE GOVERNMENT
                                                                  SECURITIES PORTFOLIO
                                                             -------------------------------
                                                                SIX MONTHS      YEAR ENDED
                                                                  ENDED        DECEMBER 31,
                                                              JUNE 30, 1999        1998
                                                             --------------- ---------------
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $   4,871,174   $   7,810,216
 Realized gain (loss)--net .................................     (2,777,687)      2,997,540
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................     (4,140,180)        108,806
                                                              -------------   -------------
 Net increase (decrease) in net assets from operations .....     (2,046,693)     10,916,562
                                                              -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................             --      (6,948,505)
  Distributions from realized gains ........................             --              --
                                                              -------------   -------------
 Total Class IA dividends and distributions ................             --      (6,948,505)
                                                              -------------   -------------
 Class IB:
  Dividends from net investment income .....................             --        (839,019)
  Distributions from realized gains ........................             --              --
                                                              -------------   -------------
 Total Class IB dividends and distributions ................             --        (839,019)
                                                              -------------   -------------
 Decrease in net assets from dividends and
  distributions ............................................             --      (7,787,524)
                                                              -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     32,739,798      70,532,629
  Shares issued in reinvestment of dividends and
   distributions ...........................................             --       6,948,505
  Shares redeemed ..........................................    (20,622,259)    (42,186,626)
                                                              -------------   -------------
 Total Class IA transactions ...............................     12,117,539      35,294,508
                                                              -------------   -------------
 Class IB:
  Shares sold ..............................................     14,051,601      26,363,094
  Shares issued in reinvestment of dividends and
   distributions ...........................................             --         839,019
  Shares redeemed ..........................................     (3,124,925)     (1,510,389)
                                                              -------------   -------------
 Total Class IB transactions ...............................     10,926,676      25,691,724
                                                              -------------   -------------
 Net increase in net assets derived from share
  transactions .............................................     23,044,215      60,986,232
                                                              -------------   -------------
INCREASE (DECREASE) IN NET ASSETS ..........................     20,997,522      64,115,270
NET ASSETS, BEGINNING OF PERIOD ............................    184,281,166     120,165,896
                                                              -------------   -------------
NET ASSETS, END OF PERIOD* .................................  $ 205,278,688   $ 184,281,166
                                                              =============   =============

---------
* Including accumulated undistributed (overdistributed) net investment income of $26,046,025 and $(30,306) for the Alliance Money Market Portfolio; $4,912,980 and $41,806 for the Alliance Intermediate Government Securities Portfolio; $9,373,693 and $397,762 for the Alliance Quality Bond Portfolio; $32,829,013 and $(123,847) for the Alliance High Yield Portfolio; $3,024,377 and $181,017 for the Alliance Growth and Income Portfolio; $11,956,857 and $533,199 for the Alliance Equity Index Portfolio, as of June 30, 1999 and December 31, 1998, respectively.












See Notes to Financial Statements.

            ALLIANCE                         ALLIANCE
     QUALITY BOND PORTFOLIO            HIGH YIELD PORTFOLIO
-------------------------------- ---------------------------------
   SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED
     ENDED        DECEMBER 31,        ENDED         DECEMBER 31,
 JUNE 30, 1999        1998        JUNE 30, 1999         1998
--------------- ---------------- --------------- -----------------
  (UNAUDITED)                      (UNAUDITED)

 $   8,975,931   $  14,192,221    $  32,952,860   $    59,339,850
    (3,092,333)      6,621,611      (38,665,516)      (25,614,101)
   (14,016,711)        759,535       (4,861,908)      (71,913,643)
 -------------   -------------    -------------   ---------------
    (8,133,113)     21,573,367      (10,574,564)      (38,187,894)
 -------------   -------------    -------------   ---------------
            --     (14,217,744)              --       (42,986,540)
            --      (6,441,066)              --        (8,030,526)
 -------------   -------------    -------------   ---------------
            --     (20,658,810)              --       (51,017,066)
 -------------   -------------    -------------   ---------------
            --            (256)              --       (16,704,168)
            --            (209)              --        (3,915,248)
 -------------   -------------    -------------   ---------------
            --            (465)              --       (20,619,416)
 -------------   -------------    -------------   ---------------
            --     (20,659,275)              --       (71,636,482)
 -------------   -------------    -------------   ---------------
    46,369,904     121,204,490       45,595,125       192,696,791
            --      20,658,810               --        51,017,066
   (20,202,626)    (23,592,796)     (64,762,849)     (118,180,171)
 -------------   -------------    -------------   ---------------
    26,167,278     118,270,504      (19,167,724)      125,533,686
 -------------   -------------    -------------   ---------------
       275,216          10,000       29,091,400       160,113,817
            --             465               --        20,619,416
      (113,118)             --       (9,576,838)       (5,903,002)
 -------------   -------------    -------------   ---------------
       162,098          10,465       19,514,562       174,830,231
 -------------   -------------    -------------   ---------------
    26,329,376     118,280,969          346,838       300,363,917
 -------------   -------------    -------------   ---------------
    18,196,263     119,195,061      (10,227,726)      190,539,541
   322,428,539     203,233,478      612,350,419       421,810,878
 -------------   -------------    -------------   ---------------
 $ 340,624,802   $ 322,428,539    $ 602,122,693   $   612,350,419
 =============   =============    =============   ===============



             ALLIANCE
         GROWTH AND INCOME                        ALLIANCE
             PORTFOLIO                     EQUITY INDEX PORTFOLIO
----------------------------------- ------------------------------------
    SIX MONTHS        YEAR ENDED        SIX MONTHS        YEAR ENDED
       ENDED         DECEMBER 31,         ENDED          DECEMBER 31,
   JUNE 30, 1999         1998         JUNE 30, 1999          1998
------------------ ---------------- ----------------- ------------------
    (UNAUDITED)                        (UNAUDITED)

  $    2,843,360    $   2,787,302    $   11,423,658     $   16,011,288
      66,826,677       80,187,460         4,757,981         13,814,552
      83,683,092       69,192,430       215,477,113        292,227,685
  --------------    -------------    --------------     --------------
     153,353,129      152,167,192       231,658,752        322,053,525
  --------------    -------------    --------------     --------------
              --       (2,436,074)               --        (15,462,444)
              --      (70,415,789)               --           (495,835)
  --------------    -------------    --------------     --------------
              --      (72,851,863)               --        (15,958,279)
  --------------    -------------    --------------     --------------
              --         (162,340)               --             (2,375)
              --       (9,420,614)               --               (115)
  --------------    -------------    --------------     --------------
              --       (9,582,954)               --             (2,490)
  --------------    -------------    --------------     --------------
              --      (82,434,817)               --        (15,960,769)
  --------------    -------------    --------------     --------------
     128,932,727      251,966,056       880,493,719        593,669,442
              --       72,851,863                --         15,958,279
     (18,946,143)     (65,846,350)     (457,573,568)      (169,374,643)
  --------------    -------------    --------------     --------------
     109,986,584      258,971,569       422,920,151        440,253,078
  --------------    -------------    --------------     --------------
      45,872,313       75,779,471         6,915,642            289,964
              --        9,582,954                --              2,490
        (848,226)      (3,520,202)       (1,367,633)           (23,916)
  --------------    -------------    --------------     --------------
      45,024,087       81,842,223         5,548,009            268,538
  --------------    -------------    --------------     --------------
     155,010,671      340,813,792       428,468,160        440,521,616
  --------------    -------------    --------------     --------------
     308,363,800      410,546,167       660,126,912        746,614,372
     998,302,060      587,755,893     1,690,355,396        943,741,024
  --------------    -------------    --------------     --------------
  $1,306,665,860    $ 998,302,060    $2,350,482,308     $1,690,355,396
  ==============    =============    ==============     ==============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                            ALLIANCE
                                                                     COMMON STOCK PORTFOLIO
                                                             ---------------------------------------
                                                                  SIX MONTHS          YEAR ENDED
                                                                    ENDED            DECEMBER 31,
                                                                JUNE 30, 1999            1998
                                                             ------------------- -------------------
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................   $    56,900,510    $     79,924,991
 Realized gain (loss)--net .................................     1,589,011,956       1,293,579,317
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................       143,735,398       1,484,721,400
                                                               ---------------    ----------------
 Net increase (decrease) in net assets from operations .....     1,789,647,864       2,858,225,708
                                                               ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................                --         (66,892,105)
  Distributions from realized gains ........................                --      (1,453,774,524)
                                                               ---------------    ----------------
 Total Class IA dividends and distributions ................                --      (1,520,666,629)
                                                               ---------------    ----------------
 Class IB:
  Dividends from net investment income .....................                --          (1,845,494)
  Distributions from realized gains ........................                --         (96,324,343)
                                                               ---------------    ----------------
 Total Class IB dividends and distributions ................                --         (98,169,837)
                                                               ---------------    ----------------
 Decrease in net assets from dividends and
  distributions ............................................                --      (1,618,836,466)
                                                               ---------------    ----------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................       453,100,723       1,061,850,530
  Shares issued in reinvestment of dividends and
   distributions ...........................................                --       1,520,666,629
  Shares redeemed ..........................................      (391,851,962)     (1,054,408,083)
                                                               ---------------    ----------------
 Total Class IA transactions ...............................        61,248,761       1,528,109,076
                                                               ---------------    ----------------
 Class IB:
  Shares sold ..............................................       276,795,429         475,955,734
  Shares issued in reinvestment of dividends and
   distributions ...........................................                --          98,169,837
  Shares redeemed ..........................................        (8,581,169)         (6,276,804)
                                                               ---------------    ----------------
 Total Class IB transactions ...............................       268,214,260         567,848,767
                                                               ---------------    ----------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................       329,463,021       2,095,957,843
                                                               ---------------    ----------------
INCREASE (DECREASE) IN NET ASSETS ..........................     2,119,110,885       3,335,347,085
NET ASSETS, BEGINNING OF PERIOD ............................    12,896,120,818       9,560,773,733
                                                               ---------------    ----------------
NET ASSETS, END OF PERIOD* .................................   $15,015,231,703    $ 12,896,120,818
                                                               ===============    ================



                                                                           ALLIANCE
                                                                       GLOBAL PORTFOLIO
                                                             ------------------------------------
                                                                 SIX MONTHS        YEAR ENDED
                                                                   ENDED          DECEMBER 31,
                                                               JUNE 30, 1999          1998
                                                             ----------------- ------------------
                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................  $    6,035,041     $    9,414,726
 Realized gain (loss)--net .................................      25,921,420        118,228,354
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................     141,974,583        124,534,839
                                                              --------------     --------------
 Net increase (decrease) in net assets from operations .....     173,931,044        252,177,919
                                                              --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................              --        (15,151,207)
  Distributions from realized gains ........................              --        (86,201,793)
                                                              --------------     --------------
 Total Class IA dividends and distributions ................              --       (101,353,000)
                                                              --------------     --------------
 Class IB:
  Dividends from net investment income .....................              --           (363,521)
  Distributions from realized gains ........................              --         (2,973,624)
                                                              --------------     --------------
 Total Class IB dividends and distributions ................              --         (3,337,145)
                                                              --------------     --------------
 Decrease in net assets from dividends and
  distributions ............................................              --       (104,690,145)
                                                              --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     229,482,687        155,109,252
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --        101,353,000
  Shares redeemed ..........................................    (203,594,925)      (244,390,306)
                                                              --------------     --------------
 Total Class IA transactions ...............................      25,887,762         12,071,946
                                                              --------------     --------------
 Class IB:
  Shares sold ..............................................      16,183,436         22,632,466
  Shares issued in reinvestment of dividends and
   distributions ...........................................              --          3,337,145
  Shares redeemed ..........................................      (2,361,193)        (2,713,553)
                                                              --------------     --------------
 Total Class IB transactions ...............................      13,822,243         23,256,058
                                                              --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions .......................................      39,710,005         35,328,004
                                                              --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     213,641,049        182,815,778
NET ASSETS, BEGINNING OF PERIOD ............................   1,408,202,773      1,225,386,995
                                                              --------------     --------------
NET ASSETS, END OF PERIOD* .................................  $1,621,843,822     $1,408,202,773
                                                              ==============     ==============

---------
* Including accumulated undistributed (overdistributed) net investment income of $61,487,965 and $4,587,455 for the Alliance Common Stock Portfolio; $1,919,411 and $(4,115,630) for the Alliance Global Portfolio; $1,152,691 and $(487,521) for the Alliance International Portfolio; $6,628,659 and $(148,225) for the Alliance Aggressive Stock Portfolio; $(644,183) and $(2,244) for the Alliance Small Cap Growth Portfolio; $7,336,076 and $(38,513) for the Alliance Conservative Investors Portfolio, as of June 30, 1999 and December 31, 1998, respectively.


See Notes to Financial Statements.

             ALLIANCE                             ALLIANCE
      INTERNATIONAL PORTFOLIO            AGGRESSIVE STOCK PORTFOLIO
----------------------------------- -------------------------------------
    SIX MONTHS        YEAR ENDED        SIX MONTHS         YEAR ENDED
      ENDED          DECEMBER 31,         ENDED           DECEMBER 31,
  JUNE 30, 1999          1998         JUNE 30, 1999           1998
----------------- ----------------- ----------------- -------------------
   (UNAUDITED)                         (UNAUDITED)

 $     1,640,212   $     1,684,286   $    6,776,884    $      10,694,674
        (463,636)        4,970,328      166,093,055           94,437,250
      13,120,852        14,979,423      332,007,921          (90,382,441)
 ---------------   ---------------   --------------    -----------------
      14,297,428        21,634,037      504,877,860           14,749,483
 ---------------   ---------------   --------------    -----------------
              --        (3,728,549)              --          (19,956,153)
              --           (39,070)              --         (209,908,935)
 ---------------   ---------------   --------------    -----------------
              --        (3,767,619)              --         (229,865,088)
 ---------------   ---------------   --------------    -----------------
              --          (100,012)              --             (496,396)
              --            (1,254)              --           (6,821,111)
 ---------------   ---------------   --------------    -----------------
              --          (101,266)              --           (7,317,507)
 ---------------   ---------------   --------------    -----------------
              --        (3,868,885)              --         (237,182,595)
 ---------------   ---------------   --------------    -----------------
     331,193,286       451,931,751      424,761,303        1,200,293,864
              --         3,767,619               --          229,865,088
    (303,588,828)     (459,041,931)    (886,686,634)      (1,458,834,640)
 ---------------   ---------------   --------------    -----------------
      27,604,458        (3,342,561)    (461,925,331)         (28,675,688)
 ---------------   ---------------   --------------    -----------------
       5,486,532         6,597,093       37,117,586           85,624,198
              --           101,266               --            7,317,507
      (4,145,628)       (2,708,158)     (15,945,302)          (4,401,173)
 ---------------   ---------------   --------------    -----------------
       1,340,904         3,990,201       21,172,284           88,540,532
 ---------------   ---------------   --------------    -----------------
      28,945,362           647,640     (440,753,047)          59,864,844
 ---------------   ---------------   --------------    -----------------
      43,242,790        18,412,792       64,124,813         (162,568,268)
     212,309,968       193,897,176    4,500,689,035        4,663,257,303
 ---------------   ---------------   --------------    -----------------
 $   255,552,758   $   212,309,968   $4,564,813,848    $   4,500,689,035
 ===============   ===============   ==============    =================



             ALLIANCE                           ALLIANCE
         SMALL CAP GROWTH                CONSERVATIVE INVESTORS
             PORTFOLIO                         PORTFOLIO
----------------------------------- --------------------------------
    SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
      ENDED          DECEMBER 31,        ENDED        DECEMBER 31,
  JUNE 30, 1999          1998        JUNE 30, 1999        1998
----------------- ----------------- --------------- ----------------
   (UNAUDITED)                        (UNAUDITED)

 $      (641,939)  $       (12,012)  $   7,374,589   $  13,590,507
     (14,797,314)      (21,147,657)     14,270,450      17,894,855
      14,460,303        11,287,980      (5,044,408)     13,769,937
 ---------------   ---------------   -------------   -------------
        (978,950)       (9,871,689)     16,600,631      45,255,299
 ---------------   ---------------   -------------   -------------
              --           (16,814)             --     (12,787,640)
              --                --              --     (18,882,918)
 ---------------   ---------------   -------------   -------------
              --           (16,814)             --     (31,670,558)
 ---------------   ---------------   -------------   -------------
              --                --              --        (702,882)
              --                --              --      (1,574,187)
 ---------------   ---------------   -------------   -------------
              --                --              --      (2,277,069)
 ---------------   ---------------   -------------   -------------
              --           (16,814)             --     (33,947,627)
 ---------------   ---------------   -------------   -------------
     270,136,956       625,198,674      25,440,513      44,384,823
              --            16,814              --      31,670,558
    (284,972,444)     (515,462,936)    (19,070,839)    (39,710,758)
 ---------------   ---------------   -------------   -------------
     (14,835,488)      109,752,552       6,369,674      36,344,623
 ---------------   ---------------   -------------   -------------
      14,786,739        72,962,781      23,557,066      25,242,172
              --                --              --       2,277,069
     (12,661,658)       (3,211,937)       (578,487)       (618,411)
 ---------------   ---------------   -------------   -------------
       2,125,081        69,750,844      22,978,579      26,900,830
 ---------------   ---------------   -------------   -------------
     (12,710,407)      179,503,396      29,348,253      63,245,453
 ---------------   ---------------   -------------   -------------
     (13,689,357)      169,614,893      45,948,884      74,553,125
     310,614,345       140,999,452     388,094,039     313,540,914
 ---------------   ---------------   -------------   -------------
 $   296,924,988   $   310,614,345   $ 434,042,923   $ 388,094,039
 ===============   ===============   =============   =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)


                                                                    ALLIANCE                             ALLIANCE
                                                               BALANCED PORTFOLIO               GROWTH INVESTORS PORTFOLIO
                                                      ------------------------------------ ------------------------------------
                                                          SIX MONTHS        YEAR ENDED         SIX MONTHS        YEAR ENDED
                                                            ENDED          DECEMBER 31,          ENDED          DECEMBER 31,
                                                        JUNE 30, 1999          1998          JUNE 30, 1999          1998
                                                      ----------------- ------------------ ----------------- ------------------
                                                         (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................  $   26,874,718     $   54,374,560    $   19,666,828     $   38,229,669
 Realized gain--net .................................     130,227,303        149,648,732       146,219,079        147,510,271
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................     (31,793,605)        99,779,596        54,870,903        137,214,556
                                                       --------------     --------------    --------------     --------------
 Net increase in net assets from operations .........     125,308,416        303,802,888       220,756,810        322,954,496
                                                       --------------     --------------    --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............              --        (48,802,014)               --        (36,481,422)
  Distributions from realized gains .................              --       (161,293,799)               --       (156,501,489)
                                                       --------------     --------------    --------------     --------------
 Total Class IA dividends and distributions .........              --       (210,095,813)               --       (192,982,911)
                                                       --------------     --------------    --------------     --------------
 Class IB:
  Dividends from net investment income ..............              --               (106)               --         (1,186,181)
  Distributions from realized gains .................              --               (872)               --         (7,045,472)
                                                       --------------     --------------    --------------     --------------
 Total Class IB dividends and distributions .........              --               (978)               --         (8,231,653)
                                                       --------------     --------------    --------------     --------------
 Decrease in net assets from dividends and
  distributions .....................................              --       (210,096,791)               --       (201,214,564)
                                                       --------------     --------------    --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................      40,830,726         90,787,180        79,523,483        120,550,111
  Shares issued in reinvestment of dividends and
   distributions ....................................              --        210,095,813                --        192,982,911
  Shares redeemed ...................................     (90,299,342)      (182,248,936)      (62,419,270)       (99,572,371)
                                                       --------------     --------------    --------------     --------------
 Total Class IA transactions ........................     (49,468,616)       118,634,057        17,104,213        213,960,651
                                                       --------------     --------------    --------------     --------------
 Class IB:
  Shares sold .......................................       7,503,830             10,000        33,529,829         50,028,647
  Shares issued in reinvestment of dividends and
   distributions ....................................              --                978                --          8,231,653
  Shares redeemed ...................................        (446,487)                --        (1,823,839)        (4,979,079)
                                                       --------------     --------------    --------------     --------------
 Total Class IB transactions ........................       7,057,343             10,978        31,705,990         53,281,221
                                                       --------------     --------------    --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................     (42,411,273)       118,645,035        48,810,203        267,241,872
                                                       --------------     --------------    --------------     --------------
INCREASE IN NET ASSETS ..............................      82,897,143        212,351,132       269,567,013        388,981,804
NET ASSETS, BEGINNING OF PERIOD .....................   1,936,439,661      1,724,088,529     2,055,100,519      1,666,118,715
                                                       --------------     --------------    --------------     --------------
NET ASSETS, END OF PERIOD* ..........................  $2,019,336,804     $1,936,439,661    $2,324,667,532     $2,055,100,519
                                                       ==============     ==============    ==============     ==============

---------
* Including accumulated undistributed (overdistributed) net investment income of $31,355,192 and $4,480,474 for the Alliance Balanced Portfolio; $18,659,368 and $(1,007,460) for the Alliance Growth Investors Portfolio, as of June 30, 1999 and December 31, 1998, respectively.


See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)


------------------------------------------------------------------------------------------------
                                                                                       EFFECTIVE
                                                       PRINCIPAL          VALUE         ANNUAL
                                                        AMOUNT          (NOTE 1)        YIELD*
------------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANK NOTES (2.2%)
FCC National Bank
 Due 09/30/99 ...................................    $25,000,000      $ 24,997,407        5.24%
                                                                      ------------
CERTIFICATES OF DEPOSIT
Bayerische Landesbank, New York
 Due 03/21/00 ...................................     15,000,000        14,934,441        5.15
Chase Manhattan Corp.
 Due 09/08/99 ...................................     45,000,000        44,974,089        5.24
Deutsche Bank
 Due 02/22/00 ...................................     15,000,000        14,953,130        5.15
First National Bank Chicago
 Due 06/14/00 ...................................     25,000,000        25,024,280        5.65
First Tennessee Bank
 Due 07/30/99 ...................................     50,000,000        50,001,900        5.17
Morgan Guaranty Trust Co., New York
 Due 10/15/99 ...................................     35,000,000        34,949,257        5.04
Nordeutsche Landesbank
 Due 05/18/00 ...................................     20,000,000        19,956,474        5.30
Rabobank Nederland N.V.:
 Due 02/08/00 ...................................     25,000,000        24,915,105        5.18
 Due 03/28/00 ...................................      3,500,000         3,490,453        5.28
State Street Bank & Trust Co.
 Due 09/13/99 ...................................     20,000,000        19,985,864        4.95
Toronto Dominion Bank:
 Due 02/14/00 ...................................     20,000,000        19,934,184        5.20
 Due 03/06/00 ...................................     15,000,000        14,971,919        5.33
UBS AG Stamford CT
 Due 05/22/00 ...................................     26,000,000        25,945,288        5.60
Wachovia Bank and Trust Co. NA
 Due 02/23/00 ...................................     25,000,000        24,922,170        5.13
                                                                      ------------
  TOTAL CERTIFICATES OF DEPOSIT (29.4%) .........                      338,958,554
                                                                      ------------
COMMERCIAL PAPER
Allianz of America Financial, Inc.
 Due 09/20/99+ ..................................     14,900,000        14,729,023        5.23
Associates Corp. of North America
 Due 09/15/99 ...................................     25,000,000        24,730,833        5.26
BellSouth Corp.
 Due 07/28/99 ...................................     50,000,000        49,808,750        5.17
Colgate Palmolive Co.
 Due 07/01/99+ ..................................     22,300,000        22,300,000        4.82
Dresdner US Finance, Inc.
 Due 07/30/99 ...................................     50,000,000        49,792,565        5.12
Exxon Financial Services
 Due 07/15/99 ...................................     16,106,000        16,073,743        5.23
Ford Motor Credit Co.
 Due 09/30/99 ...................................     50,000,000        49,342,775        5.26
General Electric Capital Corp.
 Due 09/30/99 ...................................     26,000,000        25,658,243        5.29
General Motors Acceptance Corp.
 Due 09/30/99 ...................................     50,000,000        49,340,250        5.25
John Hancock Capital Corp.:
 Due 07/27/99 ...................................     29,300,000        29,192,076        5.19
 Due 07/28/99 ...................................     20,698,000        20,618,830        5.19

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1990 (Unaudited)


--------------------------------------------------------------------------------------------------------
                                                                                               EFFECTIVE
                                                             PRINCIPAL           VALUE          ANNUAL
                                                              AMOUNT           (NOTE 1)         YIELD*
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
 Due 07/30/99 .........................................    $50,000,000      $   49,794,580        5.12%
Morgan Stanley Group, Inc.
 Due 07/01/99 .........................................     41,100,000          41,100,000        5.75
Norwest Financial, Inc.
 Due 07/30/99 .........................................     20,000,000          19,917,026        5.13
Sara Lee Corp.
 Due 07/01/99 .........................................     50,000,000          50,000,000        4.80
Southern Co.
 Due 07/30/99 .........................................     27,000,000          26,889,073        5.17
Teachers Insurance and Annuity Association
 Due 07/30/99 .........................................     50,000,000          49,794,580        5.22
                                                                            --------------
  TOTAL COMMERCIAL PAPER (51.1%) ......................                        589,082,347
                                                                            --------------
VARIABLE RATE SECURITIES
Asset Backed Capital Financial
 Due 07/22/99(a)+ .....................................     25,000,000          24,994,430        5.33
Federal Home Loan Bank
 Due 08/12/99(a) ......................................     25,000,000          25,004,428        5.33
National Westminster Bank
 Due 04/17/00(a) ......................................     40,000,000          39,981,780        4.88
Royal Bank of Canada, New York
 Due 08/25/99(a) ......................................     20,000,000          20,003,928        5.44
Sigma Finance:
 Due 08/23/99(a)+ .....................................     25,000,000          25,005,050        5.47
 Due 06/29/00(a)+ .....................................     13,000,000          12,999,031        5.32
 Due 06/29/00(a)+ .....................................     10,000,000           9,999,860        5.18
Student Loan Marketing Association
 Due 11/09/99(a) ......................................     35,000,000          35,007,959        5.64
                                                                            --------------
  TOTAL VARIABLE RATE SECURITIES (16.8%) ..............                        192,996,466
                                                                            --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (99.5%)
 (Amortized Cost $1,146,367,252).......................                      1,146,034,774
OTHER ASSETS
 LESS LIABILITIES (0.5%) ..............................                          5,604,946
                                                                            --------------
NET ASSETS (100.0%) ...................................                     $1,151,639,720
                                                                            ==============

----------
*     Based on amortized cost at the close of business on June 30, 1999.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $110,027,394 or 9.6% of net assets.

(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.













                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------
                                            PRINCIPAL            VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (12.6%)
Amresco Residential Securities
  Mortgage Loan Trust
  5.94%, 03/25/15 ..................       $ 4,500,000     $  4,446,585
Countrywide Home Equity
  Loan Trust
  5.083%, 10/15/24 .................         2,587,333        2,577,630
Delta Funding Home Equity
  Loan Trust
 Series 1999-2, Class A1F
  6.14%, 03/15/18 ..................         7,000,000        6,991,250
Green Tree Home Improvement
  Loan Trust
  6.25%, 08/15/29 ..................         5,000,000        4,942,200
The Money Store Home
  Equity Trust
  6.725%, 06/15/24 .................         7,000,000        6,969,410
                                                           ------------
                                                             25,927,075
                                                           ------------
COLLATERALIZED MORTGAGE BACKED
  SECURITIES (10.4%)
Allied Capital Commercial
  Mortgage Trust
  6.31%, 09/25/03+ .................         2,664,193        2,651,298
Government Lease Trust
  4.0%, 05/18/11 ...................         4,500,000        3,448,125
  5.5%, 05/05/29 ...................         4,500,000        3,448,125
LB Commercial Conduit
  Mortgage Trust
  6.78%, 4/15/09 ...................         8,000,000        7,935,040
Morgan Stanley Capital I
  Series 1998-XL2, Class A2
  6.17%, 10/03/08 ..................         4,000,000        3,777,640
                                                           ------------
                                                             21,260,228
                                                           ------------
MORTGAGE RELATED (26.8%)
Federal Home Loan Mortgage
  Corp. GOLD
  9.5%, 01/01/20 ...................             4,756            5,063
Federal National Mortgage
  Association:
  7.5%, 08/01/13 ...................         6,906,174        7,016,859
  6.0%, 12/01/13 ...................        12,944,333       12,502,259
  6.0%, 01/01/14 ...................           389,501          376,199
  6.0%, 02/01/14 ...................            42,393           40,945
  6.0%, 03/01/14 ...................         1,968,225        1,901,006
  6.0%, 04/01/14 ...................         1,681,039        1,623,628
  6.0%, 05/01/14 ...................         1,591,938        1,537,571
  6.0%, 06/01/14 ...................         1,974,651        1,907,213
  6.0%, 07/01/14 ...................           216,200          208,816
  6.5%, 04/01/28 ...................           938,797          908,035
  6.5%, 07/01/28 ...................           932,742          902,178
  6.5%, 03/01/29 ...................         6,129,257        5,928,414


--------------------------------------------------------------------------
                                            PRINCIPAL            VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
  6.5%, 04/01/29 ...................       $   806,106     $    779,691
  6.5%, 06/01/29 ...................         2,794,252        2,702,690
15 Year TBA:
  6.0%, 06/01/14 ...................         4,320,000        4,170,329
  7.0%, 06/01/14 ...................         5,760,000        5,781,900
30 Year TBA
  7.0%, 06/01/29 ...................         5,588,000        5,528,627
Providian Master Trust
  5.29%, 01/15/09 ..................         1,000,000          999,115
Prudential Home Mortgage
  Securities
  7.415%, 01/25/24 .................           101,912          101,849
                                                           ------------
                                                             54,922,387
                                                           ------------
U.S. GOVERNMENT & AGENCIES (51.0%)
Federal Farm Credit Bank
  6.29%, 08/25/04 ..................         4,700,000        4,687,507
Federal Home Loan Bank
  5.77%, 02/03/04 ..................         6,430,000        6,314,922
Federal Home Loan
  Mortgage Corp.:
  5.0%, 01/15/04 ...................        28,000,000       26,688,732
  9.5%, 05/07/29 ...................           600,000          637,313
Tennessee Valley Authority
  6.5%, 08/20/01 ...................         5,400,000        5,465,281
U.S. Treasury:
  4.875% Note, 03/31/01 ............        21,200,000       20,981,386
  6.125% Note, 12/31/01 ............        18,700,000       18,922,062
  11.875% Bond, 11/15/03 ...........         6,300,000        7,745,062
  5.25% Note, 05/15/04 .............         4,000,000        3,930,000
  6.625% Note, 05/15/07 ............         9,000,000        9,374,067
                                                           ------------
                                                            104,746,332
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (100.8%)
  (Amortized Cost $209,550,491)                             206,856,022
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ...............        13,600,000       13,600,000
Federal Home Loan Mortgage
  Corp.
  4.81%, due 07/14/99 ..............         7,000,000        6,987,867
                                                           ------------
 TOTAL U.S. GOVERNMENT AGENCIES (10.0%)                      20,587,867
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (10.0%)
 (Amortized Cost $20,587,867).......                         20,587,867
                                                           ------------
TOTAL INVESTMENTS (110.8%)
  (Amortized Cost $230,138,358).....                        227,443,889
OTHER ASSETS
  LESS LIABILITIES (-10.8%) ........                        (22,165,201)
                                                           ------------
NET ASSETS (100.0%) ................                       $205,278,688
                                                           ============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may only be resold to qualified institutional buyers. At June 30, 1999, this security amounted to $2,651,298 or 1.3% of net assets.


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------
                                          PRINCIPAL        VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS (0.9%)
AUTOS & TRUCKS
Ford Motor Co.
  6.375%, 02/01/29 ...................   $ 3,500,000     $  3,040,951
                                                         ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Comcast Cable
  Communications, Inc.
  6.2%, 11/15/08 .....................    10,000,000        9,301,200
Cox Communications, Inc.
  6.8%, 08/01/28 .....................    11,025,000        9,848,522
Time Warner, Inc.
  7.25%, 10/15/17 ....................    10,000,000        9,626,700
                                                         ------------
  TOTAL CONSUMER NONCYCLICALS (8.4%)                       28,776,422
                                                         ------------
CREDIT SENSITIVE
ASSET BACKED (5.5%)
Capital Auto Receivables Asset
  Trust
  Series 1999-1, Class A2
  5.58%, 06/15/02 ....................     8,000,000        7,927,520
Carco Auto Loan Master Trust
  Series 1998-1, Class A2
  4.9825%, 06/15/05 ..................     5,100,000        5,072,103
Citibank Credit Card Master
  Trust I Series 1999-2, Class A
  5.875%, 03/10/11 ...................     6,150,000        5,757,938
                                                         ------------
                                                           18,757,561
                                                         ------------
FINANCIAL SERVICES (7.3%)
Household Netherlands B.V.
  6.2%, 12/01/03 .....................     5,500,000        5,379,770
Morgan Stanley Dean Witter & Co.
  5.625%, 01/20/04 ...................    11,000,000       10,602,240
Prudential Insurance Corp.
  8.3%, 07/01/25 .....................     8,000,000        8,732,160
                                                         ------------
                                                           24,714,170
                                                         ------------
MORTGAGE RELATED (1.4%)
Prudential Securities Secured
  Financing
  Series 1999-NRF1, Class A2
  6.48%, 01/15/09 ....................     5,000,000        4,828,150
                                                         ------------
UTILITY--ELECTRIC (2.8%)
Dominion Resources Capital
  Trust I
  7.83%, 12/01/27 ....................     5,925,000        5,601,139
Southern Company Capital Trust I
  8.19%, 02/01/37 ....................     3,950,000        3,978,322
                                                         ------------
                                                            9,579,461
                                                         ------------
UTILITY--TELEPHONE (0.9%)
TPSA Finance B.V.
  7.75%, 12/10/08 ....................     3,200,000        3,120,000
                                                         ------------
  TOTAL CREDIT SENSITIVE (17.9%) .....                     60,999,342
                                                         ------------
ENERGY (2.0%)
COAL & GAS PIPELINES
Williams Companies, Inc.
  6.125%, 02/01/01 ...................     6,990,000        6,971,337
                                                         ------------



---------------------------------------------------------------------
                                          PRINCIPAL        VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES
MORTGAGE RELATED
Federal Home Loan Mortgage
  Corp. GOLD
  7.0%, 09/01/11 .....................   $ 4,400,026     $  4,422,225
Federal National Mortgage
  Association:
  7.0%, 05/01/12 .....................     3,750,000        3,766,575
  7.0%, 02/01/13 .....................     3,524,621        3,542,402
  7.0%, 05/01/26 .....................     1,325,073        1,309,755
  7.5%, 09/01/27 .....................     3,499,999        3,539,686
  7.0%, 01/01/28 .....................     2,091,309        2,070,209
  6.5%, 03/01/28 .....................     1,233,095        1,192,689
  6.5%, 09/01/28 .....................     1,900,617        1,838,337
  6.5%, 10/01/28 .....................       969,387          937,622
  8.0%, 11/01/28 .....................     3,027,889        3,110,187
  6.5%, 12/01/28 .....................     5,225,357        5,054,132
  8.0%, 12/01/28 .....................     5,009,713        5,140,992
  6.0%, 03/01/29 .....................    14,085,621       13,244,965
  7.5%, 04/01/29 .....................    12,762,870       12,907,589
30 Year TBA
  8.0%, 05/01/29 .....................     3,250,325        3,334,697
Government National Mortgage
  Association:
  7.0%, 11/15/26 .....................     8,350,316        8,251,532
  7.0%, 07/15/27 .....................     2,382,039        2,353,860
  7.0%, 02/15/28 .....................     7,566,545        7,477,033
  6.5%, 03/15/28 .....................     3,415,487        3,292,437
  6.5%, 04/15/28 .....................     2,686,258        2,589,480
  6.5%, 05/15/28 .....................       359,812          346,849
  6.5%, 10/15/28 .....................    15,931,931       15,357,952
  7.0%, 12/15/28 .....................    14,642,060       14,468,844
  6.5%, 01/15/29 .....................     9,857,794        9,502,647
                                                         ------------
  TOTAL U.S. GOVERNMENT AGENCIES (37.9%)                  129,052,696
                                                         ------------
U.S. GOVERNMENT
U.S. Treasury:
  6.5% Note, 08/31/01 ................    14,000,000       14,262,500
  6.5% Note, 05/31/02 ................    42,470,000       43,425,575
  6.875% Note, 05/15/06 ..............    18,300,000       19,266,478
  8.125% Bond, 08/15/19 ..............     6,450,000        7,790,374
  6.125% Bond, 11/15/27 ..............     8,000,000        7,925,000
  5.25% Bond, 02/15/29 ...............     6,700,000        6,013,250
                                                         ------------
  TOTAL U.S. GOVERNMENT (29.0%)                            98,683,177
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (96.1%)
 (Amortized Cost $338,647,880) .......                    327,523,925
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.2%)
Federal Home Loan Bank
  4.6%, due 07/01/99 .................    14,200,000       14,200,000
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.2%)
 (Amortized Cost $14,200,000) ........                     14,200,000
                                                         ------------
TOTAL INVESTMENTS (100.3%)
  (Amortized Cost $352,847,880).......                    341,723,925
OTHER ASSETS
  LESS LIABILITIES (-0.3%) ...........                     (1,099,123)
                                                         ------------
NET ASSETS (100.0%) ..................                   $340,624,802
                                                         ============

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                                   NUMBER              VALUE
                                                  OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
Pegasus Communications Corp.
  (Class A) .............................         3,384            $    133,457
                                                                   ------------
TRUCKING, SHIPPING (0.0%)
Millenium SeaCarriers, Inc.--
  Warrants (expire 07/15/05)* ...........         6,000                       0
                                                                   ------------
  TOTAL BUSINESS SERVICES (0.0%)                                        133,457
                                                                   ------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings, Inc.--
  Warrants (expire 05/01/02)* ...........        11,850                   5,925
                                                                   ------------
CONSUMER CYCLICALS
LEISURE RELATED (0.0%)
Discovery Zone--Warrants
  (expire 08/01/07)*+ ...................         3,500                       3
                                                                   ------------
RETAIL--GENERAL (0.0%)
FTD Corp.*+ .............................        37,500                 187,500
V2 Music Holdings--Warrants
  (expire 04/15/08)*+ ...................         8,000                  20,000
                                                                   ------------
                                                                        207,500
                                                                   ------------
  TOTAL CONSUMER CYCLICALS (0.0%)                                       207,503
                                                                   ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology, Inc.--
  Warrants (expire 06/30/03)* ...........           618                       6
                                                                   ------------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics, Inc.--
  Warrants (expire 08/15/01)* ...........         2,000                       2
                                                                   ------------
  TOTAL CONSUMER NONCYCLICALS (0.0%)                                          8
                                                                   ------------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants (expire 08/01/03)*+ ..........         1,500                       0
                                                                   ------------
TELECOMMUNICATIONS (0.2%)
DTI Holdings, Inc.--Warrants
  (expire 03/01/08)* ....................        20,000                       0
Knology Holdings, Inc.--
  Warrants (expire 10/15/07)*+ ..........        15,000                  37,500
Long Distance International,
  Inc.--Warrants
  (expire 04/13/08)* ....................         5,000                       0
Optel, Inc.* ............................        10,000                 100,000
Orion Network Systems, Inc.--
  Warrants (expire 01/15/07)* ...........         4,000                  42,000
PathNet, Inc.--Warrants
  (expire 04/15/08)* ....................         4,000                       0
Primus Telecommunications--
  Warrants (expire 08/01/04)* ...........         6,500                 130,000
Splitrock Services, Inc.--
  Warrants (expire 07/15/08)* ...........        10,000                 700,000
Versatel Telecommunications--
  Warrants (expire 05/15/08)* ...........        10,000                       0


--------------------------------------------------------------------------------
                                                   NUMBER               VALUE
                                                  OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
21st Century Telecom Group--
  Warrants (expire 02/15/10)* ...........         4,000            $          0
                                                                   ------------
                                                                      1,009,500
                                                                   ------------
  TOTAL TECHNOLOGY (0.2%) ...............                             1,009,500
                                                                   ------------
TOTAL COMMON STOCKS AND
  OTHER INVESTMENTS (0.2%)
  (Cost $121,660)........................                             1,356,393
                                                                   ------------
PREFERRED STOCKS:
CONSUMER NONCYCLICALS (0.2%)
HOSPITAL SUPPLIES & SERVICES
Harborside Healthcare, Inc.
  13.5%*(b) .............................         2,209               1,082,410
                                                                   ------------
TECHNOLOGY
TELECOMMUNICATIONS (0.8%)
Nextel Communications, Inc.
  (Series E)
  11.125%*(b) ...........................         2,312               2,335,120
21st Century Telecom Group
  13.75%*(b) ............................         4,789               2,394,228
                                                                   ------------
  TOTAL TECHNOLOGY (0.8%) ...............                             4,729,348
                                                                   ------------
TOTAL PREFERRED STOCKS (1.0%)
  (Cost $8,345,573)......................                             5,811,758
                                                                   ------------
                                              PRINCIPAL
                                               AMOUNT
                                               ------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (4.6%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08 ......................   $5,500,000                3,850,000
Brunner Mond Group PLC
  11.0%, 07/15/08 .......................    3,000,000                1,740,000
Equistar Chemicals LP
  8.75%, 02/15/09+ ......................    7,000,000                7,074,949
Geo Specialty Chemicals
  10.125%, 08/01/08 .....................    5,000,000                4,800,000
ZSC Specialty Chemicals PLC
  11.0%, 07/01/09+ ......................   10,000,000               10,087,500
                                                                   ------------
                                                                     27,552,449
                                                                   ------------
CHEMICALS--SPECIALTY (1.7%)
Lyondell Chemical Co.
  9.875%, 05/01/07+ .....................   10,000,000               10,187,500
                                                                   ------------
METALS & MINING (2.2%)
Bulong Operations Property Ltd.
  12.5%, 12/15/08+ ......................    5,000,000                5,068,750
Murrin Murrin Holdings
  9.375%, 08/31/07 ......................    2,500,000                2,200,000
P&L Coal Holdings Corp.
  (Series B)
  9.625%, 05/15/08 ......................    6,100,000                6,054,250
                                                                   ------------
                                                                     13,323,000
                                                                   ------------
PAPER (2.0%)
Doman Industries Ltd.
  8.75%, 03/15/04 .......................    4,300,000                2,709,000
  12.0%, 07/01/04+ ......................    7,000,000                6,755,000
Pen Tab Industries, Inc. (Series B)
  10.875%, 02/01/07 .....................    3,500,000                2,975,000
                                                                   ------------
                                                                     12,439,000
                                                                   ------------
  TOTAL BASIC MATERIALS (10.5%) .........                            63,501,949
                                                                   ------------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                         PRINCIPAL               VALUE
                                          AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (5.3%)
Filtronic Comtek PLC
  10.0%, 12/01/05+ .................   $10,000,000             $ 9,900,000
GOSS Graphic Systems, Inc.
  12.0%, 10/15/06(e) ...............     6,000,000               1,980,000
Marvel Enterprises, Inc.
  12.0%, 06/15/09+ .................     8,000,000               8,080,000
Radio One, Inc. (Series B)
  7.0%, 05/15/04(c) ................     5,000,000               5,150,000
Sullivan Graphics, Inc
  12.75%, 08/01/05 .................     5,000,000               5,150,000
Supercanal Holding SA
  11.75%, 05/15/02+ ................     1,738,812               1,738,812
                                                                ----------
                                                                31,998,812
                                                                ----------
PROFESSIONAL SERVICES (2.0%)
Employee Solutions, Inc.
  (Series B)
  10.0%, 10/15/04 ..................     3,250,000               1,945,938
Primark Corp.
  9.25%, 12/15/08 ..................     6,000,000               5,775,000
T/SF Communications Corp.
  (Series B)
  10.375%, 11/01/07 ................     4,000,000               4,000,000
                                                                ----------
                                                                11,720,938
                                                                ----------
TRUCKING, SHIPPING (2.9%)
Millenium SeaCarriers, Inc.
  12.0%, 07/15/05(d) ...............     6,000,000               3,360,000
MTL, Inc. (Series B)
  10.0%, 06/15/06 ..................     3,500,000               3,465,000
Pacer International, Inc.
  11.75%, 06/01/07+ ................     5,000,000               4,850,000
Stena Line AB
  10.625%, 06/01/08 ................     8,000,000               6,040,000
                                                                ----------
                                                                17,715,000
                                                                ----------
  TOTAL BUSINESS SERVICES (10.2%)                               61,434,750
                                                                ----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (0.7%)
MMI Products, Inc. (Series B)
  11.25%, 04/15/07 .................     4,000,000               4,100,000
                                                                ----------
MACHINERY (0.8%)
Penhall International
  12.0%, 08/01/06 ..................     5,000,000               5,050,000
                                                                ----------
  TOTAL CAPITAL GOODS (1.5%) .......                             9,150,000
                                                                ----------
CONSUMER CYCLICALS
AIRLINES (0.7%)
Aircraft Service International
  Group
  11.0%, 08/15/05 ..................     4,000,000               4,125,000
Canadian Airlines Corp.
  12.25%, 08/01/06 .................     1,000,000                 391,250
                                                                ----------
                                                                 4,516,250
                                                                ----------
APPAREL, TEXTILE (0.4%)
NTEX, Inc.
  11.5%, 06/01/06 ..................     3,000,000               2,550,000
                                                                ----------


--------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
AUTO RELATED (1.0%)
Avis Rent a Car, Inc.
  11.0%, 05/01/09+ .................   $ 4,500,000             $ 4,561,875
Breed Technologies, Inc.
  9.25%, 04/15/08 ..................     8,000,000               1,280,000
                                                                ----------
                                                                 5,841,875
                                                                ----------
AUTOS & TRUCKS (0.9%)
Sonic Automotive, Inc. (Series B)
  11.0%, 08/01/08 ..................     5,250,000               5,197,500
                                                                ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Home Interiors & Gifts, Inc.
  10.125%, 06/01/08 ................     2,000,000               1,980,000
Sealy Mattress Co. (Series B)
  9.875%, 12/15/07 .................     2,750,000               2,705,313
                                                                ----------
                                                                 4,685,313
                                                                ----------
LEISURE RELATED (2.1%)
Hedstrom Corp.
  10.0%, 06/01/07 ..................     6,000,000               5,340,000
Jupiters Ltd.
  8.5%, 03/01/06+ ..................     5,000,000               4,875,000
Silverleaf Resorts, Inc.
  10.5%, 04/01/08 ..................     3,000,000               2,490,000
                                                                ----------
                                                                12,705,000
                                                                ----------
PHOTO & OPTICAL (0.9%)
Polaroid Corp.
  11.5%, 02/15/06 ..................     5,000,000               5,300,000
                                                                ----------
RETAIL--GENERAL (2.0%)
AAI.Fostergrant, Inc.
  10.75%, 07/15/06 .................     3,500,000               2,380,000
Just For Feet, Inc.
  11.0%, 05/01/09+ .................     8,500,000               5,482,500
V2 Music Holdings PLC
  Zero Coupon, 04/15/08(a)(d)+ .....     8,000,000               4,120,000
                                                                ----------
                                                                11,982,500
                                                                ----------
  TOTAL CONSUMER CYCLICALS (8.8%)                               52,778,438
                                                                ----------
CONSUMER NONCYCLICALS
BEVERAGES (1.7%)
TM Group Holdings
  11.0%, 05/15/08+ .................    10,000,000              10,125,000
                                                                ----------
CONTAINERS (3.2%)
Anchor Glass Corp.
  11.25%, 04/01/05 .................     4,000,000               4,060,000
Russell-Stanley Holding, Inc.
  10.875%, 02/15/09+ ...............    10,000,000               9,900,000
Stone Container Corp.
  9.875%, 02/01/01 .................     5,500,000               5,534,375
                                                                ----------
                                                                19,494,375
                                                                ----------
FOODS (5.6%)
Imperial Holly Corp.
  9.75%, 12/15/07 ..................     6,000,000               5,850,000
NE Restaurant Co., Inc.
  10.75%, 07/15/08 .................     9,000,000               8,212,500
Romacorp, Inc.
  12.0%, 07/01/06 ..................     6,000,000               5,835,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                          PRINCIPAL               VALUE
                                           AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
Specialty Foods Corp. (Series B)
  11.125%, 10/01/02 .................   $8,000,000               $7,520,000
Vlasic Foods International, Inc.
  10.25%, 07/01/09 ..................    6,000,000                5,910,000
                                                                 ----------
                                                                 33,327,500
                                                                 ----------
MEDIA & CABLE (1.1%)
Jones International Networks Ltd.
  11.75%, 07/01/05 ..................    5,000,000                4,150,000
TVN Entertainment Corp.
  14.0%, 08/01/08(d)+ ...............    5,000,000                2,737,500
                                                                 ----------
                                                                  6,887,500
                                                                 ----------
RETAIL--FOOD (0.8%)
Digiorgio Corp. (Series B)
  10.0%, 06/15/07 ...................    5,000,000                4,775,000
                                                                 ----------
  TOTAL CONSUMER NONCYCLICALS (12.4%)                            74,609,375
                                                                 ----------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.2%)
Metris Companies, Inc.
  10.0%, 11/01/04 ...................    8,000,000                7,840,000
Willis Corroon Corp.
  9.0%, 02/01/09+ ...................    6,000,000                5,782,500
                                                                 ----------
                                                                 13,622,500
                                                                 ----------
UTILITY--ELECTRIC (2.7%)
AES Corp.
  9.5%, 06/01/09 ....................    6,000,000                6,165,000
Cogentrix Energy, Inc.
  8.75%, 10/15/08 ...................   10,000,000                9,950,000
                                                                 ----------
                                                                 16,115,000
                                                                 ----------
  TOTAL CREDIT SENSITIVE (4.9%) .....                            29,737,500
                                                                 ----------
ENERGY
COAL & GAS PIPELINES (1.0%)
Chesapeake Energy Corp.
  (Series B)
  9.625%, 05/01/05 ..................    6,800,000                6,256,000
                                                                 ----------
GAS (0.5%)
Western Gas Resources, Inc.
  10.0%, 06/15/09 ...................    3,000,000                3,060,000
                                                                 ----------
OIL--DOMESTIC (1.1%)
Transamerican Energy (Series B)
  11.5%, 06/15/02 ...................   13,000,000                1,235,000
Trans-Resources, Inc. (Series B)
  10.75%, 03/15/08 ..................    5,000,000                4,825,000
TransTexas Gas Corp. (Series D)
  13.75%, 12/31/01(e)+ ..............    5,829,000                  582,900
                                                                 ----------
                                                                  6,642,900
                                                                 ----------
OIL--INTERNATIONAL (1.4%)
Northern Offshore ASA
  10.0%, 05/15/05 ...................    6,500,000                3,575,000
Queen Sand Resources, Inc.
  12.5%, 07/01/08 ...................    7,500,000                4,575,000
                                                                 ----------
                                                                  8,150,000
                                                                 ----------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................    1,623,000                1,758,926
                                                                 ----------



--------------------------------------------------------------------------------
                                           PRINCIPAL               VALUE
                                            AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
RAILROADS (1.2%)
Vectura Group, Inc.
  10.25%, 06/30/08 ..................   $7,000,000               $7,000,000
                                                                 ----------
  TOTAL ENERGY (5.5%) ...............                            32,867,826
                                                                 ----------
TECHNOLOGY
ELECTRONICS (5.0%)
Amkor Technologies, Inc.
  9.25%, 05/01/06+ ..................    6,000,000                5,850,000
CHS Electronics, Inc.
  9.875%, 04/15/05 ..................   10,000,000                7,000,000
Elgar Holdings, Inc.
  9.875%, 02/01/08 ..................    2,250,000                1,800,000
Geologistics Corp.
  9.75%, 10/15/07 ...................    4,000,000                3,025,000
Interactive Systems, Inc.
  Zero Coupon, 08/01/03(a) ..........    1,500,000                  225,000
Micron Technology, Inc.
  6.5%, 09/30/05+ ...................    4,000,000                3,090,000
Splitrock Services, Inc. (Series B)
  11.75%, 07/15/08 ..................   10,000,000                9,350,000
                                                                 ----------
                                                                 30,340,000
                                                                 ----------
OFFICE EQUIPMENT (0.9%)
Integrated Circuit Systems, Inc.
  11.5%, 05/15/09+ ..................    5,500,000                5,486,250
                                                                 ----------
TELECOMMUNICATIONS (22.9%)
Alestra SA
  12.625%, 05/15/09+ ................    7,000,000                6,676,250
Call-Net Enterprises, Inc.
  9.375%, 05/15/09 ..................   10,000,000                9,500,000
Carrier1, Inc.
  13.25%, 02/15/09+ .................    5,000,000                5,300,000
Charter Communications
  Holdings LLC
  8.625%, 04/01/09+ .................    5,500,000                5,280,000
Econophone, Inc.
  13.5%, 07/15/07 ...................    6,500,000                6,906,250
Exodus Communications, Inc.
  11.25%, 07/01/08+ .................    3,500,000                3,675,000
Hyperion Telecommunications,
  Inc.
  12.0%, 11/01/07+ ..................    7,500,000                7,575,000
ICG Services, Inc.
  Zero Coupon, 05/01/08(a) ..........    7,000,000                3,710,000
Iridium LLC/Capital Corp.
  (Series B)
  14.0%, 07/15/05 ...................   12,000,000                2,340,000
Iridium LLC/Capital Corp.
  (Series D)
  10.875%, 07/15/05 .................    5,000,000                1,050,000
KPNQWest BV
  8.125%, 06/01/09+ .................    5,000,000                4,875,000
Logix Communications
  Enterprises
  12.25%, 06/15/08 ..................   10,000,000                9,000,000
Long Distance International, Inc.
  12.25%, 04/15/08 ..................    5,000,000                3,000,000
Nextel Communications, Inc.
  9.75%, 08/15/04 ...................    3,500,000                3,561,250

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
-----------------------------------------------------------------------
Optel, Inc. (Series B)
  13.0%, 02/15/05 ..................    $10,000,000         $7,800,000
Orion Network Systems, Inc.
  11.25%, 01/15/07(d) ..............      4,000,000          3,580,000
Price Communications Wire, Inc.
  (Series B)
  9.125%, 12/15/06 .................      5,000,000          5,075,000
Primus Telecommunications
  11.75%, 08/01/04(d) ..............      6,500,000          6,597,500
Startec Global Communications,
  Inc.
  12.0%, 05/15/08 ..................      5,000,000          4,475,000
US Xchange LLC
  15.0%, 07/01/08 ..................      6,500,000          6,760,000
Versatel Telecommunications
  13.25%, 05/15/08 .................      5,800,000          6,003,000
  13.25%, 05/15/08(d) ..............      4,200,000          4,347,000
Viatel, Inc.
  11.5%, 03/15/09+ .................     10,000,000         10,300,000
WinStar Equipment Corp.
  12.5%, 03/15/04 ..................     10,000,000         10,450,000
                                                          ------------
                                                           137,836,250
                                                          ------------
  TOTAL TECHNOLOGY (28.8%) .........                       173,662,500
                                                          ------------
DIVERSIFIED
MISCELLANEOUS (4.2%)
Eagle Geophysical, Inc. (Series B)
  10.75%, 07/15/08 .................      3,000,000          1,560,000


---------------------------------------------------------------------
                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
---------------------------------------------------------------------
Elgin National Industries
  (Series B)
  11.0%, 11/01/07 ..................    $ 3,000,000       $ 2,970,000
Generac Portable Products
  11.25%, 07/01/06+ ................      7,000,000         7,700,000
Pentacon, Inc.
  12.25%, 04/01/09 .................      7,000,000         6,912,500
Precision Partners, Inc.
  12.0%, 03/15/09+ .................      6,200,000         5,921,000
                                                         ------------
  TOTAL DIVERSIFIED (4.2%) .........                       25,063,500
                                                         ------------
TOTAL LONG-TERM DEBT SECURITIES (86.8%)
  (Amortized Cost $590,658,310).....                      522,805,838
                                                         ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.5%)
Federal Home Loan Bank
  4.53%, due 07/01/99 ..............     44,900,000        44,900,000
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.5%)
  (Amortized Cost $44,900,000)......                       44,900,000
                                                         ------------
TOTAL INVESTMENTS (95.5%)
  (Cost/Amortized Cost
  $644,025,543).....................                      574,873,989
OTHER ASSETS
  LESS LIABILITIES (4.5%) ..........                       27,248,704
                                                         ------------
NET ASSETS (100.0%) ................                     $602,122,693
                                                         ============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $183,883,289 or 30.5% of net assets.

(a) Debt security initially issued in zero coupon form which converts to coupon form at a specified rate and date.

(b)        Paid-in-kind preferred, quarterly stock payments.

(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1999.

(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

(e)        Securities in default.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.0%)
Dow Chemical Co. ....................        65,000          $    8,246,875
Eastman Chemical Co. ................       100,000               5,175,000
                                                             --------------
                                                                 13,421,875
                                                             --------------
CHEMICALS--SPECIALTY (1.5%)
Lyondell Chemical Co. ...............       490,000              10,106,250
Praxair, Inc. .......................        77,000               3,768,188
Solutia Inc. ........................       250,000               5,328,125
                                                             --------------
                                                                 19,202,563
                                                             --------------
  TOTAL BASIC MATERIALS (2.5%) ......                            32,624,438
                                                             --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.1%)
Republic Services, Inc.* ............       600,000              14,850,000
                                                             --------------
PRINTING, PUBLISHING &
  BROADCASTING (3.5%)
AT&T Corp.--Liberty Media
  Group--A* .........................       149,988               5,512,059
Belo (A.H.) Corp. (Series A) ........       396,700               7,810,031
Chancellor Media Corp.* .............       100,000               5,512,500
Donnelley (R.R.) & Sons Co. .........       155,000               5,744,688
Gannett Co., Inc. ...................       135,000               9,635,625
Time Warner, Inc. ...................       152,000              11,172,000
                                                             --------------
                                                                 45,386,903
                                                             --------------
  TOTAL BUSINESS SERVICES (4.6%).....                            60,236,903
                                                             --------------
CAPITAL GOODS
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
Masco Corp. .........................       353,000              10,192,875
                                                             --------------
MACHINERY (3.0%)
AlliedSignal, Inc. ..................       302,000              19,026,000
United Technologies Corp. ...........       281,400              20,172,862
                                                             --------------
                                                                 39,198,862
                                                             --------------
  TOTAL CAPITAL GOODS (3.8%) ........                            49,391,737
                                                             --------------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Continental Airlines, Inc.
  (Class B)* ........................       269,005              10,121,315
Delta Air Lines, Inc. ...............        78,400               4,517,800
                                                             --------------
                                                                 14,639,115
                                                             --------------
APPAREL, TEXTILE (1.1%)
Tommy Hilfiger Corp.* ...............       185,200              13,612,200
                                                             --------------
HOUSEHOLD FURNITURE, APPLIANCES (0.7%)
Newell Rubbermaid, Inc. .............       201,000               9,346,500
                                                             --------------
LEISURE RELATED (0.0%)
Harley-Davidson, Inc. ...............         6,300                 342,563
                                                             --------------
RETAIL--GENERAL (2.3%)
Dayton Hudson Corp. .................       109,000               7,085,000
Saks, Inc.* .........................       783,300              22,617,787
                                                             --------------
                                                                 29,702,787
                                                             --------------
  TOTAL CONSUMER CYCLICALS (5.2%)                                67,643,165
                                                             --------------
CONSUMER NONCYCLICALS
BEVERAGES (2.0%)
Coca-Cola Enterprises, Inc. .........       380,000              11,305,000
Pepsi Bottling Group, Inc. ..........       645,000              14,875,313
                                                             --------------
                                                                 26,180,313
                                                             --------------


---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
DRUGS (5.5%)
Bristol-Myers Squibb Co. ............       658,000          $   46,347,875
Genzyme Corp. (General
  Division)* ........................        97,300               4,719,050
Schering-Plough Corp. ...............       385,000              20,405,000
                                                             --------------
                                                                 71,471,925
                                                             --------------
FOODS (2.3%)
General Mills, Inc. .................        61,000               4,902,875
H.J. Heinz Co. ......................        99,000               4,962,375
Nabisco Group Holdings Corp. ........       553,900              10,835,669
Tyson Foods, Inc. (Class A) .........       408,000               9,180,000
                                                             --------------
                                                                 29,880,919
                                                             --------------
HOSPITAL SUPPLIES & SERVICES (3.7%)
Columbia/HCA Healthcare
  Corp. .............................       305,000               6,957,813
Genzyme Surgical Products* ..........        17,417                  76,742
Health Management Associates,
  Inc. (Class A)* ...................       380,000               4,275,000
LifePoint Hospitals, Inc.* ..........        16,052                 215,699
PacifiCare Health Systems, Inc.
  (Class B)* ........................        97,400               7,006,712
Tenet Healthcare Corp.* .............     1,585,000              29,421,562
Triad Hospitals, Inc.* ..............        16,052                 216,698
                                                             --------------
                                                                 48,170,226
                                                             --------------
RETAIL--FOOD (1.1%)
Kroger Co.* .........................       538,000              15,030,375
                                                             --------------
SOAPS & TOILETRIES (0.4%)
Avon Products, Inc. .................        98,000               5,439,000
                                                             --------------
TOBACCO (2.5%)
Philip Morris Cos., Inc. ............       669,500              26,905,531
R.J. Reynolds Tobacco Holdings,
  Inc.* .............................       184,633               5,815,950
                                                             --------------
                                                                 32,721,481
                                                             --------------
  TOTAL CONSUMER NONCYCLICALS (17.5%)                           228,894,239
                                                             --------------
CREDIT SENSITIVE
BANKS (9.7%)
Bank of America Corp. ...............       702,000              51,465,375
Bank One Corp. ......................       250,000              14,890,625
Chase Manhattan Corp. ...............       262,000              22,695,750
Citigroup, Inc. .....................       568,500              27,003,750
Wells Fargo Co. .....................       240,000              10,260,000
                                                             --------------
                                                                126,315,500
                                                             --------------
FINANCIAL SERVICES (6.0%)
Associates First Capital Corp.
  (Class A) .........................       176,000               7,799,000
C.I.T. Group, Inc. (Class A) ........       195,100               5,633,512
Household International, Inc. .......       827,000              39,179,125
MBNA Corp. ..........................       186,750               5,719,219
Merrill Lynch & Co., Inc. ...........       150,000              11,990,625
Newcourt Credit Group, Inc. .........       121,700               1,574,494
PMI Group, Inc. .....................        99,600               6,256,125
                                                             --------------
                                                                 78,152,100
                                                             --------------
INSURANCE (1.3%)
Hartford Financial Services
  Group, Inc. .......................       165,000               9,621,563
Travelers Property Casualty
  Corp. (Class A) ...................       205,000               8,020,625
                                                             --------------
                                                                 17,642,188
                                                             --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
UTILITY--ELECTRIC (3.6%)
AES Corp.* ..........................       100,100          $    5,818,312
CMS Energy Corp. ....................       123,000               5,150,625
Consolidated Edison Inc. ............       339,300              15,353,325
FPL Group, Inc. .....................       130,000               7,101,250
GPU, Inc. ...........................       186,000               7,846,875
Pinnacle West Capital Corp. .........       128,400               5,168,100
                                                             --------------
                                                                 46,438,487
                                                             --------------
UTILITY--TELEPHONE (1.3%)
AT&T Corp. ..........................       308,675              17,227,923
                                                             --------------
  TOTAL CREDIT SENSITIVE (21.9%).....                           285,776,198
                                                             --------------
ENERGY
OIL--DOMESTIC (4.0%)
Kerr-McGee Corp. ....................       246,200              12,356,162
Murphy Oil Corp. ....................       171,000               8,346,938
Union Pacific Resources
  Group, Inc. .......................       183,800               2,998,238
USX-Marathon Group, Inc. ............       871,000              28,361,937
                                                             --------------
                                                                 52,063,275
                                                             --------------
OIL--INTERNATIONAL (1.6%)
Shell Transport & Trading Co.
  (ADR) .............................       235,000              10,898,125
Total Fina SA (ADR)* ................       170,000              10,954,375
                                                             --------------
                                                                 21,852,500
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (3.1%)
BJ Services Co.* ....................       280,000               8,242,500
Noble Drilling Corp.* ...............     1,274,400              25,089,750
Transocean Offshore, Inc. ...........       272,800               7,161,000
                                                             --------------
                                                                 40,493,250
                                                             --------------
  TOTAL ENERGY (8.7%) ...............                           114,409,025
                                                             --------------
TECHNOLOGY
ELECTRONICS (6.4%)
Altera Corp.* .......................       259,600               9,556,525
Atmel Corp.* ........................       404,500              10,592,844
Sanmina Corp.* ......................       366,500              27,808,187
Seagate Technology, Inc.* ...........       173,000               4,433,125
Solectron Corp.* ....................       458,209              30,556,836
                                                             --------------
                                                                 82,947,517
                                                             --------------
OFFICE EQUIPMENT (0.3%)
Compaq Computer Corp. ...............       186,600               4,420,088
                                                             --------------
OFFICE EQUIPMENT SERVICES (4.5%)
Computer Sciences Corp.* ............       254,000              17,573,625
Electronic Data Systems Corp. .......       197,200              11,154,125
First Data Corp. ....................       467,000              22,853,812
Oracle Corp.* .......................       192,000               7,128,000
                                                             --------------
                                                                 58,709,562
                                                             --------------
TELECOMMUNICATIONS (2.8%)
Lucent Technologies, Inc. ...........       132,000               8,901,750
MCI WorldCom, Inc.* .................       158,682              13,686,323
Tellabs, Inc.* ......................       128,000               8,648,000
Vodafone AirTouch PLC (ADR)..........        24,000               4,728,000
WinStar Communications, Inc.* .......         9,308                 453,765
                                                             --------------
                                                                 36,417,838
                                                             --------------
  TOTAL TECHNOLOGY (14.0%) ..........                           182,495,005
                                                             --------------
DIVERSIFIED
MISCELLANEOUS (5.1%)
Honeywell, Inc. .....................        96,000              11,124,000
Tyco International Ltd. .............       484,200              45,877,950
U.S. Industries, Inc. ...............       367,200               6,242,400


---------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
Viad Corp. ..........................     130,000            $    4,021,875
                                                             --------------
  TOTAL DIVERSIFIED (5.1%) ..........                            67,266,225
                                                             --------------
TOTAL COMMON STOCKS (83.3%)
  (Cost $906,750,178)................                         1,088,736,935
                                                             --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.2%)
Chancellor Media Corp.
  7.0% Conv. ........................      21,400                 3,287,575
                                                             --------------
TRUCKING, SHIPPING (0.3%)
CNF Trust I
  5.0% Conv. Series A ...............      58,000                 3,313,250
                                                             --------------
 TOTAL BUSINESS SERVICES (0.5%)......                             6,600,825
                                                             --------------
CONSUMER CYCLICALS (0.8%)
LEISURE RELATED
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................      76,300                10,395,875
                                                             --------------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Alkermes, Inc.
  6.5% Conv. ........................      16,100                   750,663
                                                             --------------
CREDIT SENSITIVE (0.5%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A .............      84,700                 7,008,925
                                                             --------------
ENERGY (0.8%)
RAILROADS
Union Pacific Capital Trust
  6.25% Conv.+ ......................     206,000                10,609,000
                                                             --------------
TECHNOLOGY
ELECTRONICS (0.2%)
Times Mirror Co.
  4.25% Conv. .......................      22,000                 1,982,750
                                                             --------------
TELECOMMUNICATIONS (2.6%)
Adelphia Communications, Inc.
  5.5% Conv., Series D ..............      21,900                 4,232,175
Globalstar Telecommunications
  Ltd.
  8.0% Conv.+ .......................      41,000                 2,331,875
ICG Communications, Inc.
  6.75% Conv. .......................      43,800                 2,315,925
IXC Communications, Inc.:
  6.75% Conv. .......................      36,200                 1,366,550
  6.75% Conv.+ ......................      46,500                 1,755,375
Nextel Strypes Trust
  7.25% Conv. .......................     205,900                 8,647,800
Nextlink Communications
  6.5% Conv. ........................      72,100                 6,615,175
WinStar Communications, Inc.
  7.0% Conv. ........................     118,900                 6,762,437
                                                             --------------
                                                                 34,027,312
                                                             --------------
  TOTAL TECHNOLOGY (2.8%) ...........                            36,010,062
                                                             --------------
TOTAL PREFERRED STOCKS (5.5%)
  (Cost $62,038,841).................                            71,375,350
                                                             --------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------
                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
-----------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (0.1%)
P-Com, Inc.
  4.25% Conv., 11/01/02+ ...........  $ 2,560,000  $    1,459,200
                                                   --------------
PROFESSIONAL SERVICES (0.2%)
Doubleclick, Inc.
  4.75% Conv., 03/15/06+ ...........    2,315,000       2,873,494
                                                   --------------
 TOTAL BUSINESS SERVICES (0.3%).....                    4,332,694
                                                   --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.2%)
CUC International, Inc.
  3.0% Conv., 02/15/02+ ............    3,390,000       3,241,687
                                                   --------------
RETAIL--GENERAL (0.4%)
Amazon.Com, Inc.:
  4.75% Conv., 02/01/09+ ...........    4,075,000       3,952,750
  4.75% Conv., 02/01/09 ............      750,000         727,500
                                                   --------------
                                                        4,680,250
                                                   --------------
  TOTAL CONSUMER CYCLICALS (0.6%)                       7,921,937
                                                   --------------
CONSUMER NONCYCLICALS
DRUGS (1.1%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 .............    1,835,000      12,633,975
  7.0% Conv. Sub. Note,
     07/01/03+ .....................       20,000         137,700
Quintiles Transnational Corp.
  4.25% Conv., 05/31/00+ ...........      820,000         916,350
                                                   --------------
                                                       13,688,025
                                                   --------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01(a) ..........    1,770,000             177
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ ............    1,420,000       1,814,050
  6.0% Conv., 12/01/04 .............      770,000         983,675
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 .............    1,200,000       1,330,500
                                                   --------------
                                                        4,128,402
                                                   --------------
  TOTAL CONSUMER NONCYCLICALS (1.4%)                   17,816,427
                                                   --------------
ENERGY
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Diamond Offshore Drilling, Inc.
  3.75% Conv., 02/15/07 ............      630,000         626,850
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 .............      630,000         852,075
                                                   --------------
  TOTAL ENERGY (0.1%) ..............                    1,478,925
                                                   --------------
TECHNOLOGY
ELECTRONICS (3.5%)
America Online, Inc.
  4.0% Conv., 11/15/02+ ............    1,290,000      10,923,881


-----------------------------------------------------------------
                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 1)
-----------------------------------------------------------------
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03+ ...........  $ 4,650,000  $    4,557,000
EMC Corp.
  3.25% Conv., 03/15/02+ ...........    1,485,000       7,213,387
HNC Software, Inc.
  4.75% Conv., 03/01/03 ............    1,990,000       1,945,225
Level One Communications, Inc.
  4.0% Conv., 09/01/04+ ............    3,475,000       6,780,594
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ...........    4,475,000       7,255,094
Mindspring Enterprises, Inc.
  5.0% Conv., 04/15/06 .............    2,035,000       1,920,531
Photronics, Inc.
  6.0% Conv., 06/01/04 .............    3,295,000       3,595,669
Wind River Systems, Inc.
  5.0% Conv., 08/01/02 .............    2,050,000       1,783,500
                                                   --------------
                                                       45,974,881
                                                   --------------
TELECOMMUNICATIONS (2.3%)
At Home Corp.
  0.5246% Conv., 12/28/18+ .........    3,450,000       2,738,438
CNET, Inc.
  5.0% , 03/01/06 ..................    1,290,000       2,167,200
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ............    1,200,000       2,983,500
  5.75% Conv., 10/01/06+ ...........    3,290,000       8,179,762
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10+ ...........    6,190,000       9,826,625
Nextel Communications, Inc.
  4.75% Conv., 07/01/07+ ...........    2,060,000       2,441,100
NTL, Inc.
  7.0% Conv., 12/15/08 .............      800,000       1,268,400
                                                   --------------
                                                       29,605,025
                                                   --------------
  TOTAL TECHNOLOGY (5.8%) ..........                   75,579,906
                                                   --------------
TOTAL LONG-TERM DEBT SECURITIES (8.2%)
 (Amortized Cost $72,712,396).......                  107,129,889
                                                   --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ...............   22,800,000      22,800,000
Federal Home Loan Mortgage
  Corp. 4.8%, due 07/14/99 .........    7,000,000       6,987,926
                                                   --------------
  TOTAL U.S. GOVERNMENT AGENCIES (2.3%)
                                                       29,787,926
                                                   --------------
TOTAL SHORT-TERM DEBT SECURITIES (2.3%)
 (Amortized Cost $29,787,926).......                   29,787,926
                                                   --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
  $1,071,289,341)...................                1,297,030,100
OTHER ASSETS
  LESS LIABILITIES (0.7%) ..........                    9,635,760
                                                   --------------
NET ASSETS (100.0%) ................               $1,306,665,860
                                                   ==============

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $89,007,362 or 6.8% of net assets.
(a)   Security in default.
      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.6%)
Air Products & Chemicals, Inc. .......     44,800             $    1,803,200
Avery Dennison Corp. .................     22,900                  1,382,588
Dow Chemical Co. .....................     44,600                  5,658,625
Dupont (E.I.) de Nemours
  & Co. ..............................   232,200                  15,862,162
Eastman Chemical Co. .................    22,600                   1,169,550
Ecolab, Inc. .........................    29,500                   1,286,938
FMC Corp.* ...........................    16,300                   1,113,494
Hercules, Inc. .......................    29,700                   1,167,581
Monsanto Co. .........................   126,200                   4,977,012
Rohm & Haas Co. ......................    42,878                   1,838,394
Union Carbide Corp. ..................    25,400                   1,238,250
                                                              --------------
                                                                  37,497,794
                                                              --------------
CHEMICALS--SPECIALTY (0.3%)
Praxair, Inc. ........................    31,800                   1,556,213
Sigma-Aldrich Corp. ..................    37,500                   1,291,406
Southern Co. .........................   140,200                   3,715,300
                                                              --------------
                                                                   6,562,919
                                                              --------------
METALS & MINING (0.6%)
Alcan Aluminum Ltd. ..................    32,300                   1,024,371
Alcan Aluminum Ltd. (Canada)..........    13,200                     421,575
Alcoa, Inc. ..........................    72,800                   4,504,500
Barrick Gold Corp. ...................    73,300                   1,420,187
Engelhard Corp. ......................    61,600                   1,393,700
Engelhard Corp.--Rights* .............    32,900                           0
Newmont Mining Corp. .................    53,107                   1,055,501
Phelps Dodge Corp. ...................    16,900                   1,046,744
Placer Dome, Inc. ....................    84,700                   1,000,519
Reynolds Metals Co. ..................    18,900                   1,115,100
                                                              --------------
                                                                  12,982,197
                                                              --------------
PAPER (0.8%)
Champion International Corp. .........    20,600                     986,225
Fort James Corp. .....................    41,900                   1,586,963
Georgia Pacific Group ................    36,000                   1,705,500
International Paper Co. ..............    80,554                   4,067,977
Kimberly Clark Corp. .................   110,844                   6,318,108
Mead Corp. ...........................    25,400                   1,060,450
Temple Inland, Inc. ..................    17,200                   1,173,900
Westvaco Corp. .......................    37,600                   1,090,400
Willamette Industries, Inc. ..........    25,300                   1,165,381
                                                              --------------
                                                                  19,154,904
                                                              --------------
STEEL (0.1%)
Allegheny Teledyne, Inc. .............    43,600                     986,450
Nucor Corp. ..........................    16,900                     801,694
USX-U.S. Steel Group .................    31,900                     861,300
                                                              --------------
                                                                   2,649,444
                                                              --------------
 TOTAL BASIC MATERIALS (3.4%) ........                            78,847,258
                                                              --------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .....    33,000                   1,419,000
Johnson Controls, Inc. ...............    16,300                   1,129,794
Thermo Electron Corp.* ...............    61,500                   1,233,844
Waste Management, Inc. ...............   122,084                   6,562,015
                                                              --------------
                                                                  10,344,653
                                                              --------------



----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                          OF SHARES              (NOTE 1)
----------------------------------------------------------------------------
PRINTING, PUBLISHING &
  BROADCASTING (2.9%)
CBS Corp.* ...........................   144,100              $    6,259,344
Clear Channel Communications,
  Inc.* ..............................    65,900                   4,542,981
Comcast Corp. (Class A) SPL ..........   146,800                   5,642,625
Deluxe Corp. .........................    32,900                   1,281,044
Donnelley (R.R.) & Sons Co. ..........    31,100                   1,152,644
Dow Jones & Co., Inc. ................    22,800                   1,209,825
Dun & Bradstreet Corp. ...............    32,700                   1,158,806
Gannett Co., Inc. ....................    55,900                   3,989,862
Knight-Ridder, Inc. ..................    22,100                   1,214,119
McGraw-Hill Companies, Inc. ..........    39,100                   2,108,956
MediaOne Group, Inc.* ................   124,100                   9,229,937
New York Times Co. (Class A) .........    35,100                   1,292,119
Time Warner, Inc. ....................   251,000                  18,448,500
Times Mirror Co. (Class A) ...........    20,100                   1,190,925
Tribune Co. ..........................    22,600                   1,969,025
Viacom, Inc. (Class B)* ..............   138,200                   6,080,800
                                                              --------------
                                                                  66,771,512
                                                              --------------
PROFESSIONAL SERVICES (0.3%)
Block (H&R), Inc. ....................    24,000                   1,200,000
Interpublic Group Cos., Inc. .........    26,800                   2,321,580
Omnicom Group, Inc. ..................    33,400                   2,672,000
Service Corp. International ..........    59,700                   1,149,225
                                                              --------------
                                                                   7,342,805
                                                              --------------
TRUCKING, SHIPPING (0.1%)
FDX Corp.* ...........................    57,600                   3,124,800
                                                              --------------
 TOTAL BUSINESS SERVICES (3.7%).......                            87,583,770
                                                              --------------
CAPITAL GOODS
AEROSPACE (1.0%)
Boeing Co. ...........................   195,174                   8,624,251
General Dynamics Corp. ...............    25,100                   1,719,350
Lockheed Martin Corp. ................    81,708                   3,043,623
Northrop Grumman Corp. ...............    18,900                   1,253,306
Northrop Grumman Corp.--
  Rights (expire 10/31/08)* ..........     9,700                           0
Raytheon Co. (Class B) ...............    67,500                   4,750,313
Rockwell International Corp. .........    38,400                   2,332,800
TRW, Inc. ............................    23,200                   1,273,100
                                                              --------------
                                                                  22,996,743
                                                              --------------
BUILDING & CONSTRUCTION (0.1%)
Centex Corp. .........................    33,200                   1,247,075
                                                              --------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Louisiana-Pacific Corp. ..............    51,300                   1,218,375
Masco Corp. ..........................    71,400                   2,061,675
PPG Industries, Inc. .................    36,300                   2,143,969
Sherwin Williams Co. .................    34,700                     962,925
Vulcan Materials Co. .................    19,400                     936,050
Weyerhaeuser Co. .....................    38,800                   2,667,500
                                                              --------------
                                                                   9,990,494
                                                              --------------
ELECTRICAL EQUIPMENT (3.6%)
Emerson Electric Co. .................    89,500                   5,627,343
General Electric Co. .................   665,700                  75,224,100
General Instrument Corp.* ............    33,400                   1,419,500

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
------------------------------------------------------------------------
Grainger (W.W.), Inc. ...............     23,500             $ 1,264,594
Thomas & Betts Corp. ................     26,800               1,266,300
                                                             -----------
                                                              84,801,837
                                                             -----------
MACHINERY (1.4%)
AlliedSignal, Inc. ..................   113,700                7,163,100
Caterpillar, Inc. ...................    73,200                4,392,000
Cooper Industries, Inc. .............    23,800                1,237,600
Cummins Engine Company, Inc..........    21,500                1,228,187
Deere & Co. .........................    47,000                1,862,375
Dover Corp. .........................    44,000                1,540,000
Fluor Corp. .........................    32,100                1,300,050
Illinois Tool Works, Inc. ...........    49,300                4,042,600
Ingersoll Rand Co. ..................    32,450                2,097,081
Pall Corp. ..........................    61,200                1,357,875
Parker-Hannifin Corp. ...............    22,750                1,040,813
United Technologies Corp. ...........    94,000                6,738,625
                                                             -----------
                                                              34,000,306
                                                             -----------
 TOTAL CAPITAL GOODS (6.5%) .........                        153,036,455
                                                             -----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* ..........................    36,900                2,518,425
Delta Air Lines, Inc. ...............    26,700                1,538,587
Southwest Airlines Co. ..............    63,325                1,970,991
US Airways Group, Inc.* .............    18,900                  823,331
                                                             -----------
                                                               6,851,334
                                                             -----------
APPAREL, TEXTILE (0.2%)
Liz Claiborne, Inc. .................    32,500                1,186,250
Nike, Inc. (Class B) ................    59,200                3,748,100
VF Corp. ............................    22,800                  974,700
                                                             -----------
                                                               5,909,050
                                                             -----------
AUTO RELATED (0.4%)
Dana Corp. ..........................    32,423                1,493,484
Danaher Corp. .......................    28,800                1,674,000
Delphi Automotive Systems
  Corp. .............................   108,052                2,005,715
Eaton Corp. .........................    13,200                1,214,400
Genuine Parts Co. ...................    36,800                1,288,000
Goodyear Tire & Rubber Co. ..........    34,200                2,011,388
                                                             -----------
                                                               9,686,987
                                                             -----------
AUTOS & TRUCKS (1.1%)
AutoZone, Inc.* .....................    36,700                1,105,588
Ford Motor Co. ......................   248,000               13,996,500
General Motors Corp. ................   134,100                8,850,600
Paccar, Inc. ........................    19,800                1,056,825
                                                             -----------
                                                              25,009,513
                                                             -----------
FOOD SERVICES, LODGING (0.7%)
Harrah's Entertainment, Inc.* .......    48,100                1,058,200
Marriott International, Inc.
  (Class A) .........................    50,750                1,896,781
McDonald's Corp. ....................   282,900               11,687,306
Tricon Global Restaurants, Inc.*.....    30,220                1,635,658
                                                             -----------
                                                              16,277,945
                                                             -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Black & Decker Corp. ................    18,400                1,161,500
Maytag Corp. ........................    17,600                1,226,500
Newell Rubbermaid, Inc. .............    54,120                2,516,580



------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
Stanley Works .......................    35,200              $ 1,133,000
Whirlpool Corp. .....................    16,100                1,191,400
                                                             -----------
                                                               7,228,980
                                                             -----------
LEISURE RELATED (1.2%)
American Greetings Corp.
  (Class A) .........................    45,600                1,373,700
Carnival Corp. (Class A) ............   119,200                5,781,200
Cendant Corp.* ......................   170,850                3,502,425
Disney (Walt) Co. ...................   420,800               12,965,900
Hasbro, Inc. ........................    39,000                1,089,563
Hilton Hotels Corp. .................    76,700                1,088,181
Mattel, Inc. ........................    83,800                2,215,462
Mirage Resorts, Inc.* ...............    54,000                  904,500
                                                             -----------
                                                              28,920,931
                                                             -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ......................    13,400                1,487,400
Eastman Kodak Co. ...................    68,900                4,667,975
                                                             -----------
                                                               6,155,375
                                                             -----------
RETAIL--GENERAL (5.6%)
Best Buy Co., Inc.* .................    41,300                2,787,750
Circuit City Stores--Circuit City
  Group .............................    19,700                1,832,100
Consolidated Stores Corp.* ..........    31,500                  850,500
Costco Cos., Inc.* ..................    44,500                3,562,781
CVS Corp. ...........................    79,500                4,064,437
Dayton Hudson Corp. .................    88,500                5,752,500
Dollar General Corp. ................    45,562                1,321,298
Federated Department Stores,
  Inc.* .............................    41,400                2,191,613
Gap, Inc. ...........................   174,300                8,780,362
Harcourt General, Inc. ..............    23,000                1,185,938
Home Depot, Inc. ....................   300,400               19,357,025
K-Mart Corp.* .......................    97,300                1,599,369
Kohl's Corp.* .......................    31,800                2,454,563
Limited, Inc. .......................    44,700                2,028,263
Lowe's Cos., Inc. ...................    75,700                4,291,244
May Department Stores Co. ...........    70,300                2,873,512
Nordstrom, Inc. .....................    34,400                1,152,400
Office Depot, Inc.* .................    71,400                1,575,263
Penney (J.C.), Inc. .................    52,900                2,568,956
Sears, Roebuck & Co. ................    76,900                3,426,856
Staples, Inc.* ......................    95,050                2,940,609
Tandy Corp. .........................    41,000                2,003,875
TJX Cos., Inc. ......................    64,900                2,161,981
Toys R Us, Inc.* ....................    50,400                1,042,650
Wal-Mart Stores, Inc. ...............   906,100               43,719,325
Walgreen Co. ........................   200,400                5,886,750
                                                             -----------
                                                             131,411,920
                                                             -----------
 TOTAL CONSUMER CYCLICALS (10.1%)                            237,452,035
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (2.5%)
Anheuser Busch Companies, Inc.           97,900                6,944,781
Brown Forman Corp. (Class B) ........    17,700                1,153,819
Coca-Cola Co. .......................   504,400               31,525,000
Coca-Cola Enterprises, Inc. .........    80,200                2,385,950
Pepsico, Inc. .......................   300,200               11,613,987
Seagram Ltd. ........................    81,700                4,115,638
                                                             -----------
                                                              57,739,175
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------
                                         NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
CONTAINERS (0.1%)
Crown Cork & Seal Co., Inc. .......     30,700             $      874,950
Owens-Illinois, Inc.* .............     34,500                  1,127,719
Sealed Air Corp.* .................     17,510                  1,135,961
                                                           --------------
                                                                3,138,630
                                                           --------------
DRUGS (7.1%)
ALZA Corp.* .......................     29,600                  1,505,900
American Home Products Corp........    269,900                 15,519,250
Amgen, Inc.* ......................    104,300                  6,349,262
Bristol-Myers Squibb Co. ..........    407,000                 28,668,062
Lilly (Eli) & Co. .................    225,200                 16,129,950
Merck & Co., Inc. .................    487,900                 36,104,600
Pfizer, Inc. ......................    264,700                 29,050,825
Pharmacia & Upjohn, Inc. ..........    104,090                  5,913,613
Schering-Plough Corp. .............    301,000                 15,953,000
Warner-Lambert Co. ................    167,600                 11,627,250
Watson Pharmaceuticals, Inc.* .....     28,200                    988,763
                                                           --------------
                                                              167,810,475
                                                           --------------
FOODS (1.6%)
Archer Daniels Midland Co. ........    118,570                  1,830,424
Bestfoods .........................     58,500                  2,895,750
Campbell Soup Co. .................     91,000                  4,220,125
ConAgra, Inc. .....................     98,000                  2,609,250
General Mills, Inc. ...............     30,700                  2,467,512
H.J. Heinz Co. ....................     74,050                  3,711,756
Hershey Foods Corp. ...............     28,700                  1,704,063
Kellogg Co. .......................     82,900                  2,735,700
Nabisco Group Holdings Corp. ......     67,600                  1,322,425
Pioneer Hi Bred International,
  Inc. ............................     47,200                  1,837,850
Quaker Oats Co. ...................     26,900                  1,785,488
Ralston--Ralston Purina Group......     65,700                  1,999,744
Rite Aid Corp. ....................     49,700                  1,223,863
Sara Lee Corp. ....................    186,600                  4,233,487
Wrigley (Wm.), Jr. Co. ............     23,200                  2,088,000
                                                           --------------
                                                               36,665,437
                                                           --------------
HOSPITAL SUPPLIES & SERVICES (3.5%)
Abbott Laboratories ...............    310,800                 14,141,400
Baxter International, Inc. ........     57,300                  3,473,812
Becton, Dickinson & Co. ...........     51,000                  1,530,000
Biomet, Inc. ......................     26,100                  1,037,475
Boston Scientific Corp.* ..........     78,800                  3,462,275
Cardinal Health, Inc. .............     55,700                  3,571,762
Columbia/HCA Healthcare
  Corp. ...........................    132,200                  3,015,812
Guidant Corp. .....................     60,400                  3,106,825
HCR Manor Care, Inc.* .............     44,500                  1,076,344
HEALTHSOUTH Corp.* ................     97,600                  1,457,900
IMS Health, Inc. ..................     65,000                  2,031,250
Johnson and Johnson ...............    275,400                 26,989,200
Medtronic, Inc. ...................    119,600                  9,313,850
PE Corp.--PE Biosystems
  Group ...........................     10,400                  1,193,400
St. Jude Medical, Inc.* ...........     35,649                  1,269,996
Tenet Healthcare Corp.* ...........     60,800                  1,128,600
United HealthCare Corp. ...........     38,100                  2,386,013
Wellpoint Health Networks,
  Inc.* ...........................     13,300                  1,128,838
                                                           --------------
                                                               81,314,752
                                                           --------------


-------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
RETAIL--FOOD (0.8%)
Albertsons, Inc. ..................    84,580              $    4,361,156
Kroger Co.* .......................   167,000                   4,665,562
Safeway, Inc.* ....................    97,600                   4,831,200
Supervalu, Inc. ...................    49,000                   1,258,688
Sysco Corp. .......................    68,100                   2,030,231
Winn Dixie Stores, Inc. ...........    30,800                   1,137,675
                                                           --------------
                                                               18,284,512
                                                           --------------
SOAPS & TOILETRIES (2.3%)
Avon Products, Inc. ...............    51,600                   2,863,800
Clorox Co. ........................    22,500                   2,403,281
Colgate Palmolive Co. .............    58,600                   5,786,750
Gillette Co. ......................   227,100                   9,311,100
International Flavors &
  Fragrances, Inc. ................    26,900                   1,193,688
Procter & Gamble Co. ..............   271,800                  24,258,150
Unilever NV--New York Shares.......   131,011                   9,137,973
                                                           --------------
                                                               54,954,742
                                                           --------------
TOBACCO (1.0%)
Fortune Brands, Inc. ..............    34,200                   1,415,025
Loews Corp. .......................    21,000                   1,661,625
Philip Morris Cos., Inc. ..........   506,900                  20,371,044
UST, Inc. .........................    39,200                   1,146,600
                                                           --------------
                                                               24,594,294
                                                           --------------
 TOTAL CONSUMER NONCYCLICALS (18.9%)                          444,502,017
                                                           --------------
CREDIT SENSITIVE
BANKS (7.9%)
AmSouth Bancorp. ..................    36,900                     855,619
Bank of America Corp. .............   354,089                  25,959,150
Bank of New York Co., Inc. ........   155,600                   5,708,575
Bank One Corp. ....................   240,537                  14,326,985
BankBoston Corp. ..................    60,700                   3,103,287
Chase Manhattan Corp. .............   173,080                  14,993,055
Citigroup, Inc. ...................   691,660                  32,853,850
Comerica, Inc. ....................    31,100                   1,848,506
Fifth Third Bancorp ...............    54,450                   3,624,328
First Union Corp. .................   202,756                   9,529,532
Firstar Corp. .....................   141,200                   3,953,600
Golden West Financial Corp. .......    11,400                   1,117,200
Huntington Bancshares, Inc. .......    41,550                   1,454,250
KeyCorp. ..........................    93,100                   2,990,837
Mellon Bank Corp. .................   106,800                   3,884,850
Mercantile Bancorp., Inc. .........    31,500                   1,799,438
Morgan (J.P.) & Co., Inc. .........    35,800                   5,029,900
National City Corp. ...............    66,800                   4,375,400
Northern Trust Corp. ..............    22,200                   2,153,400
PNC Bank Corp. ....................    61,600                   3,549,700
Regions Financial Corp. ...........    44,300                   1,702,781
Republic New York Corp. ...........    21,900                   1,493,306
SouthTrust Corp. ..................    32,600                   1,251,025
State Street Corp. ................    32,800                   2,800,300
Summit Bancorp. ...................    34,200                   1,429,988
Suntrust Banks, Inc. ..............    65,600                   4,555,100
U.S. Bancorp. .....................   149,078                   5,068,652
Union Planters Corp. ..............    28,100                   1,255,719
Wachovia Corp. ....................    41,500                   3,550,844
Washington Mutual, Inc. ...........   121,142                   4,285,398
Wells Fargo Co. ...................   336,400                  14,381,100
                                                           --------------
                                                              184,885,675
                                                           --------------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------
                                       NUMBER                    VALUE
                                      OF SHARES                (NOTE 1)
--------------------------------------------------------------------------
FINANCIAL SERVICES (3.2%)
American Express Co. ...............    92,400              $   12,023,550
Associates First Capital Corp.
  (Class A) ........................   148,700                   6,589,269
Bear Stearns Co., Inc. .............    24,648                   1,152,294
Capital One Financial Corp. ........    38,700                   2,155,106
Countrywide Credit Industries,
  Inc. .............................    26,900                   1,149,975
Equifax, Inc. ......................    30,200                   1,077,763
Fleet Financial Group, Inc. ........   116,258                   5,158,949
Franklin Resources, Inc. ...........    49,700                   2,019,062
Household International, Inc. ......    98,646                   4,673,354
Lehman Brothers Holdings, Inc.......    21,800                   1,357,050
MBIA, Inc. .........................    19,000                   1,230,250
MBNA Corp. .........................   160,430                   4,913,169
Merrill Lynch & Co., Inc. ..........    72,400                   5,787,475
Morgan Stanley Dean Witter &
  Co. ..............................   118,005                  12,095,512
Paine Webber Group, Inc. ...........    29,900                   1,397,825
Schwab (Charles) Corp. .............    81,925                   9,001,509
SLM Holding Corp. ..................    32,600                   1,493,488
Synovus Financial Corp. ............    52,650                   1,046,419
Transamerica Corp. .................    24,700                   1,852,500
                                                            --------------
                                                                76,174,519
                                                            --------------
INSURANCE (3.3%)
Aetna, Inc. ........................    28,243                   2,525,983
AFLAC, Inc. ........................    54,900                   2,628,337
Allstate Corp. .....................   167,576                   6,011,789
American General Corp. .............    51,500                   3,881,812
American International Group,
  Inc. .............................   250,799                  29,359,158
Aon Corp. ..........................    52,125                   2,150,156
Chubb Corp. ........................    32,200                   2,237,900
CIGNA Corp. ........................    42,200                   3,755,800
Cincinnati Financial Corp. .........    33,000                   1,239,563
Conseco, Inc. ......................    65,446                   1,992,013
Hartford Financial Services
  Group, Inc. ......................    47,700                   2,781,506
Jefferson-Pilot Corp. ..............    20,950                   1,386,628
Lincoln National Corp.
  Industries .......................    41,200                   2,155,275
Marsh & McLennan Cos., Inc. ........    52,500                   3,963,750
MGIC Investment Corp. ..............    22,400                   1,089,200
Progressive Corp. ..................    14,300                   2,073,500
Provident Companies, Inc. ..........    27,600                   1,104,000
Providian Financial Corp. ..........    28,900                   2,702,150
Safeco Corp. .......................    27,300                   1,204,613
Saint Paul Cos., Inc. ..............    46,664                   1,484,499
Torchmark Corp. ....................    34,900                   1,190,963
UnumProvident Corp. ................    27,400                   1,500,150
                                                            --------------
                                                                78,418,745
                                                            --------------
MORTGAGE RELATED (1.0%)
Fannie Mae .........................   211,800                  14,481,825
Freddie Mac ........................   138,600                   8,038,800
                                                            --------------
                                                                22,520,625
                                                            --------------
UTILITY--ELECTRIC (1.9%)
AES Corp.* .........................    34,700                   2,016,937
Ameren Corp. .......................    29,800                   1,143,575
American Electric Power, Inc. ......    37,500                   1,408,594
Carolina Power & Light Co. .........    29,100                   1,245,844


--------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
Central & South West Co. ...........    43,200              $    1,009,800
CINergy Corp. ......................    36,813                   1,178,016
CMS Energy Corp. ...................    20,700                     866,813
Consolidated Edison, Inc. ..........    46,900                   2,122,225
Constellation Energy Group .........    42,200                   1,250,175
Dominion Resources, Inc. ...........    38,300                   1,658,869
DTE Energy Co. .....................    27,900                   1,116,000
Duke Energy Co. ....................    72,830                   3,960,131
Edison International ...............    69,100                   1,848,425
Entergy Corp. ......................    48,300                   1,509,375
FirstEnergy Corp. ..................    46,400                   1,438,400
Florida Progress Corp. .............    21,100                     871,694
FPL Group, Inc. ....................    36,400                   1,988,350
GPU, Inc. ..........................    29,200                   1,231,875
New Century Energies, Inc. .........    29,600                   1,148,850
Northern States Power Co. ..........    46,100                   1,115,044
Pacificorp. ........................    65,000                   1,194,375
Peco Energy Corp. ..................    45,100                   1,888,562
PG&E Corp. .........................    76,900                   2,499,250
PP&L Resources, Inc. ...............    40,900                   1,257,675
Public Service Enterprise Group.....    43,700                   1,786,237
Reliant Energy, Inc. ...............    55,700                   1,538,713
Sempra Energy ......................    57,300                   1,296,413
Texas Utilities Co. ................    56,800                   2,343,000
Unicom Corporation .................    42,600                   1,642,762
                                                            --------------
                                                                45,575,979
                                                            --------------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. ..........    23,200                   1,454,350
Consolidated Natural Gas Co. .......    20,800                   1,263,600
ENRON Corp. ........................    71,300                   5,828,775
                                                            --------------
                                                                 8,546,725
                                                            --------------
UTILITY--TELEPHONE (6.5%)
Alltel Corp. .......................    55,100                   3,939,650
Ameritech Corp. ....................   224,800                  16,522,800
AT&T Corp. .........................   643,848                  35,934,777
Bell Atlantic Corp. ................   317,592                  20,762,577
BellSouth Corp. ....................   398,900                  18,698,437
CenturyTel, Inc. ...................    29,100                   1,156,725
Frontier Corp. .....................    33,000                   1,947,000
GTE Corp. ..........................   197,400                  14,953,050
SBC Communications, Inc. ...........   399,900                  23,194,200
Sprint Corp. (FON Group) ...........   182,800                   9,654,125
US West, Inc. ......................   102,933                   6,047,314
                                                            --------------
                                                               152,810,655
                                                            --------------
 TOTAL CREDIT SENSITIVE (24.2%)                                568,932,923
                                                            --------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Burlington Resources, Inc. .........    36,930                   1,597,222
Coastal Corp. ......................    41,700                   1,668,000
Sonat, Inc. ........................    32,300                   1,069,938
Tenneco, Inc. ......................    36,600                     873,825
Williams Cos., Inc. ................    86,000                   3,660,375
                                                            --------------
                                                                 8,869,360
                                                            --------------
OIL--DOMESTIC (0.8%)
Amerada Hess Corp. .................    19,100                   1,136,450
Anadarko Petroleum Corp. ...........    33,800                   1,244,263
Apache Corp. .......................    32,800                   1,279,200
Ashland, Inc. ......................    25,500                   1,023,188
Atlantic Richfield Co. .............    64,600                   5,398,137

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                              NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
---------------------------------------------------------------------------
Kerr-McGee Corp. ...................           26,200        $    1,314,912
Occidental Petroleum Corp. .........           67,200             1,419,600
Phillips Petroleum Co. .............           51,400             2,586,062
Sunoco, Inc. .......................           29,800               899,588
Unocal Corp. .......................           47,800             1,894,075
USX-Marathon Group, Inc. ...........           59,300             1,930,956
                                                             --------------
                                                                 20,126,431
                                                             --------------
OIL--INTERNATIONAL (4.3%)
Chevron Corp. ......................          133,900            12,745,606
Exxon Corp. ........................          499,000            38,485,375
Mobil Corp. ........................          160,100            15,849,900
Royal Dutch Petroleum Co.
  (New York Shares) ................          440,100            26,516,025
Texaco, Inc. .......................          107,400             6,712,500
                                                             --------------
                                                                100,309,406
                                                             --------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Baker Hughes, Inc. .................           68,100             2,281,350
Halliburton Co. ....................           86,300             3,905,075
Schlumberger Ltd. ..................          109,600             6,980,150
                                                             --------------
                                                                 13,166,575
                                                             --------------
RAILROADS (0.5%)
Burlington Northern Santa Fe .......           95,953             2,974,543
CSX Corp. ..........................           41,600             1,885,000
Kansas City Southern Industries,
  Inc. .............................           21,200             1,352,825
Norfolk Southern Corp. .............           77,600             2,337,700
Union Pacific Corp. ................           48,800             2,845,650
                                                             --------------
                                                                 11,395,718
                                                             --------------
 TOTAL ENERGY (6.5%) ...............                            153,867,490
                                                             --------------
TECHNOLOGY
ELECTRONICS (6.1%)
Applied Materials, Inc.* ...........           75,500             5,577,562
BB&T Corp. .........................           62,200             2,281,962
BMC Software, Inc.* ................           48,300             2,608,200
Cisco Systems, Inc.* ...............          644,050            41,541,225
EMC Corp.* .........................          205,400            11,297,000
Harris Corp. .......................           29,300             1,148,194
Intel Corp. ........................          682,500            40,608,750
ITT Industries, Inc. ...............           28,700             1,094,188
KLA-Tencor Corp.* ..................           20,800             1,349,400
LSI Logic Corp.* ...................           28,600             1,319,175
Micron Technology, Inc.* ...........           48,700             1,963,219
Motorola, Inc. .....................          122,900            11,644,775
National Semiconductor Corp.* ......           51,000             1,290,937
Network Appliance, Inc.* ...........           13,900               776,663
Parametric Technology Corp.* .......           88,800             1,232,100
Seagate Technology, Inc.* ..........           48,000             1,230,000
Solectron Corp.* ...................           51,300             3,421,069
Texas Instruments, Inc. ............           79,800            11,571,000
3Com Corp.* ........................           73,400             1,958,862
                                                             --------------
                                                                143,914,281
                                                             --------------
OFFICE EQUIPMENT (5.4%)
Apple Computer, Inc.* ..............           28,200             1,306,013
Ceridian Corp.* ....................           30,700             1,003,506
Compaq Computer Corp. ..............          345,298             8,179,246
Compuware Corp.* ...................           75,200             2,392,300
Dell Computer Corp.* ...............          520,900            19,273,300
Hewlett-Packard Co. ................          207,800            20,883,900


---------------------------------------------------------------------------
                                              NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
---------------------------------------------------------------------------
International Business Machines
  Corp. ............................          377,800        $   48,830,650
PeopleSoft, Inc.* ..................           80,500             1,388,625
Pitney Bowes, Inc. .................           54,600             3,508,050
Sun Microsystems, Inc.* ............          157,700            10,861,587
Unisys Corp.* ......................           53,400             2,079,263
Xerox Corp. ........................          134,300             7,932,094
                                                             --------------
                                                                127,638,534
                                                             --------------
OFFICE EQUIPMENT SERVICES (5.9%)
Adobe Systems, Inc. ................           17,100             1,404,872
Automatic Data Processing, Inc......          122,900             5,407,600
Computer Associates
  International, Inc. ..............          109,925             6,045,875
Computer Sciences Corp.* ...........           31,400             2,172,488
Electronic Data Systems Corp. ......          100,900             5,707,156
First Data Corp. ...................           90,300             4,419,056
Gateway 2000, Inc.* ................           30,900             1,823,100
McKesson HBOC, Inc. ................           51,800             1,664,075
Microsoft Corp.* ...................        1,028,500            92,757,844
Novell, Inc.* ......................           64,900             1,719,850
Oracle Corp.* ......................          294,730            10,941,851
Paychex, Inc. ......................           48,600             1,549,125
Silicon Graphics, Inc.* ............           87,000             1,424,625
                                                             --------------
                                                                137,037,517
                                                             --------------
TELECOMMUNICATIONS (5.2%)
America Online, Inc.* ..............          209,500            23,149,750
Lucent Technologies, Inc. ..........          612,951            41,335,883
MCI WorldCom, Inc.* ................          375,100            32,352,375
Nextel Communications, Inc.
  (Class A)* .......................           56,500             2,835,594
Nortel Networks Corp. ..............          135,820            11,790,874
Sprint Corp. (PCS Group)* ..........           88,100             5,032,712
Tellabs, Inc.* .....................           77,800             5,256,362
                                                             --------------
                                                                121,753,550
                                                             --------------
 TOTAL TECHNOLOGY (22.6%) ..........                            530,343,882
                                                             --------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
Corning, Inc. ......................           47,800             3,351,975
Honeywell, Inc. ....................           25,800             2,989,575
Minnesota Mining &
  Manufacturing Co. ................           82,900             7,207,119
Textron, Inc. ......................           31,400             2,584,613
Tyco International Ltd. ............          166,550            15,780,612
                                                             --------------
 TOTAL DIVERSIFIED (1.4%) ..........                             31,913,894
                                                             --------------
TOTAL COMMON STOCKS (97.3%)
  (Cost $1,559,506,653).............                          2,286,479,724
                                                             --------------
                                          PRINCIPAL
                                           AMOUNT
                                           ------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ...............      $48,000,000            48,000,000
U.S. Treasury Bill
  4.32%, due 07/08/99** ............        3,700,000             3,697,318
                                                             --------------
 TOTAL U.S. GOVERNMENT &
   AGENCIES (2.2%) .................                             51,697,318
                                                             --------------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


                                                 VALUE
                                                (NOTE 1)
                                           -----------------
TOTAL SHORT-TERM DEBT SECURITIES (2.2%)
  (Amortized Cost $51,696,894)..........    $   51,697,318
                                            --------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost
  $1,611,203,547).......................     2,338,177,042
OTHER ASSETS
  LESS LIABILITIES (0.5%) ..............        12,305,266
                                            --------------
NET ASSETS (100.0%) ....................    $2,350,482,308
                                            ==============

----------
Financial Futures Contracts outstanding at June 30, 1999:



                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE           6/30/99       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........   9/99           172               $57,304,550      $59,413,100      $2,108,550

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.
      Glossary:
      ADR--American Depository Receipt












                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (10.0%)
AT&T Corp.--Liberty Media
  Group--A(a)* .......................   18,683,702           $   686,626,048
CBS Corp.(a)* ........................    5,260,000               228,481,250
Chris Craft Industries, Inc.
  (Class B)*+ ........................    1,229,799                57,954,292
Comcast Corp. (Class A) SPL(a)........    3,323,600               127,750,875
MediaOne Group, Inc.(a)* .............    1,565,000               116,396,875
News Corp. Ltd. (ADR)(a) .............    3,830,200               135,253,938
Reuters Group PLC (ADR) ..............    1,061,880                86,078,648
Time Warner, Inc. ....................      257,800                18,948,300
Viacom, Inc. (Class B)* ..............    1,081,600                47,590,400
                                                              ---------------
  TOTAL BUSINESS SERVICES (10.0%)                               1,505,080,626
                                                              ---------------
CAPITAL GOODS
AEROSPACE (2.3%)
General Motors Corp.
  (Class H)(a)* ......................      421,700                23,720,625
Loral Space &
  Communications(a)*+ ................   17,537,700               315,678,600
                                                              ---------------
                                                                  339,399,225
                                                              ---------------
ELECTRICAL EQUIPMENT (0.4%)
Koninklijke (Royal) Philips
  Electronics N.V.
  (New York Shares)(a) ...............      654,120                65,984,355
                                                              ---------------
  TOTAL CAPITAL GOODS (2.7%) .........                            405,383,580
                                                              ---------------
CONSUMER CYCLICALS
AIRLINES (1.7%)
AMR Corp.* ...........................      495,000                33,783,750
Continental Airlines, Inc.
  (Class B)* .........................      650,000                24,456,250
Delta Air Lines, Inc. ................    2,266,300               130,595,538
Northwest Airlines Corp.* ............      445,800                14,488,500
UAL Corp.* ...........................      850,000                55,250,000
                                                              ---------------
                                                                  258,574,038
                                                              ---------------
AUTO RELATED (0.5%)
AutoNation, Inc.* ....................    4,588,400                81,730,875
                                                              ---------------
FOOD SERVICES, LODGING (0.2%)
Starwood Hotels & Resorts ............      869,151                26,563,427
                                                              ---------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.2%)
Newell Rubbermaid, Inc.(a) ...........      500,000                23,250,000
                                                              ---------------
LEISURE RELATED (2.3%)
Carnival Corp. (Class A) .............    1,282,200                62,186,700
Cendant Corp.(a)* ....................   13,979,850               286,586,925
                                                              ---------------
                                                                  348,773,625
                                                              ---------------
RETAIL--GENERAL (3.9%)
Home Depot, Inc.(a) ..................    4,144,000               267,029,000
Limited, Inc.(a) .....................    2,489,475               112,959,928
Lowe's Cos., Inc. ....................      502,800                28,502,475
Office Depot, Inc.* ..................    1,497,500                33,038,594


-----------------------------------------------------------------------------
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------
Tandy Corp.(a) .......................    1,681,600           $    82,188,200
Wal-Mart Stores, Inc. ................    1,361,000                65,668,250
                                                              ---------------
                                                                  589,386,447
                                                              ---------------
  TOTAL CONSUMER CYCLICALS (8.8%)                               1,328,278,412
                                                              ---------------
CONSUMER NONCYCLICALS
BEVERAGES (0.3%)
Pepsi Bottling Group, Inc. ...........    1,801,400                41,544,787
                                                              ---------------
DRUGS (4.8%)
AstraZeneca Group PLC ................    1,218,035                47,605,355
Bristol-Myers Squibb Co. .............    4,064,000               286,258,000
Merck & Co., Inc. ....................    3,006,400               222,473,600
Pfizer, Inc.(a) ......................      600,000                65,850,000
Schering-Plough Corp. ................    1,791,000                94,923,000
                                                              ---------------
                                                                  717,109,955
                                                              ---------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Abbott Laboratories ..................    1,418,600                64,546,300
Columbia/HCA Healthcare
  Corp.(a) ...........................    1,975,000                45,054,688
LifePoint Hospitals, Inc.* ...........      103,944                 1,396,751
Medtronic, Inc. ......................      357,800                27,863,675
Triad Hospitals, Inc.* ...............      103,944                 1,403,247
                                                              ---------------
                                                                  140,264,661
                                                              ---------------
SOAPS & TOILETRIES (0.2%)
Gillette Co. .........................      600,000                24,600,000
                                                              ---------------
TOBACCO (2.1%)
Loews Corp. ..........................    1,993,500               157,735,687
Philip Morris Cos., Inc. .............    3,925,200               157,743,975
                                                              ---------------
                                                                  315,479,662
                                                              ---------------
  TOTAL CONSUMER NONCYCLICALS (8.3%)                            1,238,999,065
                                                              ---------------
CREDIT SENSITIVE
BANKS (11.8%)
Bank of America Corp. ................    6,452,700               473,063,569
Bank of Tokyo-Mitsubishi Ltd. ........    5,395,100                78,566,144
Bank One Corp. .......................    3,344,000               199,177,000
Chase Manhattan Corp. ................    4,504,836               390,231,418
Citigroup, Inc.(a) ...................   11,128,196               528,589,298
First Union Corp. ....................    1,680,000                78,960,000
Wells Fargo Co. ......................      700,000                29,925,000
                                                              ---------------
                                                                1,778,512,429
                                                              ---------------
FINANCIAL SERVICES (7.4%)
American Express Co. .................      637,400                82,941,675
Associates First Capital Corp.
  (Class A) ..........................    5,169,000               229,051,312
Fleet Financial Group, Inc. ..........      134,200                 5,955,125
Goldman Sachs Group, Inc.* ...........      240,300                17,361,675
Household International, Inc. ........    2,555,400               121,062,075
MBNA Corp. ...........................   14,626,187               447,926,977
Morgan Stanley Dean Witter &
  Co.(a) .............................    1,033,166               105,899,515
Newcourt Credit Group, Inc. ..........      169,200                 2,189,025
PMI Group, Inc.(a) ...................    1,492,200                93,728,813
                                                              ---------------
                                                                1,106,116,192
                                                              ---------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
-----------------------------------------------------------------------------
INSURANCE (5.8%)
Ace Ltd. ............................         200,000         $     5,650,000
Allstate Corp. ......................         443,294              15,903,172
American International Group,
  Inc.(a) ...........................       5,117,712             599,092,161
Hartford Financial Services
  Group, Inc. .......................       1,042,200              60,773,288
Progressive Corp. ...................         449,900              65,235,500
Providian Financial Corp.(a) ........       1,225,000             114,537,500
UnumProvident Corp. .................          99,000               5,420,250
                                                              ---------------
                                                                  866,611,871
                                                              ---------------
REAL ESTATE (0.9%)
CBL & Associates Properties,
  Inc. ..............................         792,200              20,894,275
Macerich Co. ........................         682,500              17,915,625
Simon Property Group, Inc. ..........       1,418,000              35,981,750
Spieker Properties, Inc. ............       1,373,400              53,390,925
Summit Properties, Inc. .............         429,100               8,474,725
                                                              ---------------
                                                                  136,657,300
                                                              ---------------
UTILITY--TELEPHONE (3.2%)
AT&T Corp. ..........................       4,915,332             274,336,963
BellSouth Corp. .....................          21,648               1,014,750
Cable & Wireless PLC ................       1,485,000              18,939,355
Sprint Corp. (FON Group)(a) .........       3,440,400             181,696,125
Telecomunicacoes Brasileiras
  S.A. - Telebras (ADR)* ............         500,000                  31,250
                                                              ---------------
                                                                  476,018,443
                                                              ---------------
  TOTAL CREDIT SENSITIVE (29.1%).....                           4,363,916,235
                                                              ---------------
ENERGY
OIL--DOMESTIC (2.5%)
Atlantic Richfield Co. ..............       4,475,200             373,958,900
Union Pacific Resources Group,
  Inc. ..............................         405,154               6,609,075
                                                              ---------------
                                                                  380,567,975
                                                              ---------------
OIL--INTERNATIONAL (0.7%)
Royal Dutch Petroleum Co.
  (New York Shares) .................         600,000              36,150,000
Total Fina SA (ADR) .................       1,143,850              73,706,834
                                                              ---------------
                                                                  109,856,834
                                                              ---------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Nabors Industries, Inc.* ............          40,300                 984,831
Transocean Offshore, Inc. ...........         915,800              24,039,750
                                                              ---------------
                                                                   25,024,581
                                                              ---------------
RAILROADS (0.2%)
Canadian Pacific Ltd. ...............         967,800              23,045,738
                                                              ---------------
  TOTAL ENERGY (3.6%) ...............                             538,495,128
                                                              ---------------
TECHNOLOGY
ELECTRONICS (7.5%)
Altera Corp.* .......................         575,000              21,167,188
Cisco Systems, Inc.* ................         309,500              19,962,750
Ingram Micro, Inc.
  (Class A)(a)*+ ....................       3,452,000              88,889,000
Intel Corp.(a) ......................       5,550,000             330,225,000
National Semiconductor
  Corp.(a)* .........................         210,000               5,315,625
Network Associates, Inc.(a)* ........       4,341,400              63,764,312
SCI Systems, Inc.(a)*+ ..............       6,287,500             298,656,250





-----------------------------------------------------------------------------
                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
-----------------------------------------------------------------------------
Solectron Corp.(a)* .................       2,220,000         $   148,046,250
Sterling Commerce, Inc.* ............       3,228,582             117,843,243
Texas Instruments, Inc.(a) ..........         170,000              24,650,000
                                                              ---------------
                                                                1,118,519,618
                                                              ---------------
OFFICE EQUIPMENT (8.2%)
Ceridian Corp.*+ ....................       7,730,000             252,674,375
Compaq Computer Corp.(a) ............       2,505,000              59,337,187
International Business Machines
  Corp.(a) ..........................       6,900,000             891,825,000
Sterling Software, Inc.* ............       1,172,400              31,288,425
                                                              ---------------
                                                                1,235,124,987
                                                              ---------------
OFFICE EQUIPMENT SERVICES (2.5%)
First Data Corp. ....................       2,215,000             108,396,563
McKesson HBOC, Inc.(a) ..............       7,424,250             238,504,031
Oracle Corp.(a)* ....................         950,000              35,268,750
                                                              ---------------
                                                                  382,169,344
                                                              ---------------
TELECOMMUNICATIONS (13.0%)
ADC Telecommunications, Inc.*........       1,115,000              50,802,202
Global TeleSystems Group, Inc.*......         693,700              56,189,700
Globalstar Telecommunications
  Ltd.(a)* ..........................         300,000               6,956,250
Lucent Technologies, Inc. ...........          38,000               2,562,625
Mannesmann AG .......................       2,853,245             427,185,409
Mannesmann AG (ADR) .................       1,022,000             152,823,646
MCI WorldCom, Inc.(a)* ..............       6,926,815             597,437,794
Nextel Communications, Inc.
  (Class A)(a)* .....................       6,715,400             337,029,137
Nokia Oyj (A Shares)(a) .............       1,234,200             113,006,437
Orange PLC (ADR)* ...................       2,475,000             186,862,500
Vodafone AirTouch PLC (ADR)..........         122,300              24,093,100
                                                              ---------------
                                                                1,954,948,800
                                                              ---------------
  TOTAL TECHNOLOGY (31.2%) ..........                           4,690,762,749
                                                              ---------------
DIVERSIFIED
MISCELLANEOUS (3.6%)
Honeywell, Inc.(a) ..................       1,000,000             115,875,000
Tyco International Ltd.(a) ..........       4,513,336             427,638,587
                                                              ---------------
  TOTAL DIVERSIFIED (3.6%) ..........                             543,513,587
                                                              ---------------
TOTAL COMMON STOCKS (97.3%)
  (Cost $10,243,273,273).............                          14,614,429,382
                                                              ---------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.1%)
AUTO RELATED
Republic Industries, Inc.
  6.5% Exch. Conv. ..................         445,400               8,017,200
                                                              ---------------
TOTAL PREFERRED STOCKS (0.1%)
  (Cost $10,964,872).................                               8,017,200
                                                              ---------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.2%)
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 .............     $14,445,000              22,931,437

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)


-------------------------------------------------------------------------
                                             PRINCIPAL           VALUE
                                              AMOUNT            (NOTE 1)
-------------------------------------------------------------------------
Nextel Communications, Inc.
  4.75% Conv., 07/01/07 ...............   $ 6,500,000      $    7,897,500
                                                           --------------
  TOTAL TECHNOLOGY (0.2%) .............                        30,828,937
                                                           --------------
TOTAL LONG-TERM DEBT SECURITIES (0.2%)
  (Amortized Cost $17,666,247).........                        30,828,937
                                                           --------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES
Chase Manhattan Corp.
  4.85%, due 07/12/99 .................    25,032,785          24,995,765
  5.1%, due 07/28/99 ..................    36,010,818          35,873,616
First Union Bank
  4.92%, due 07/26/99 .................    28,000,000          27,904,722
KeyCorp.
  4.9%, due 07/09/99 ..................     5,000,000           4,994,567
                                                           --------------
  TOTAL BANKERS ACCEPTANCES (0.6%)                             93,768,670
                                                           --------------
COMMERCIAL PAPER
Banco Santander SA
  10.42%, due 07/30/99 ................     8,279,000           8,244,387
Bell Atlantic Corp.
  10.44%, due 07/14/99 ................    24,000,000          23,954,846
Bell Atlantic Network Funding
  5.1%, due 07/21/99 ..................    24,340,000          24,271,171
BellSouth Corp.
  5.09%, due 07/29/99 .................     9,000,000           8,964,510
Cargill, Inc.
  5.7%, due 07/01/99 ..................     3,600,000           3,600,000
Exxon Financial Services
  10.46%, due 07/15/99 ................    11,000,000          10,977,670
Ford Motor Credit Co.
  5.75%, due 07/01/99 .................    45,000,000          45,000,000
Household Finance Corp.
  5.17%, due 07/30/99 .................    50,000,000          49,792,570
Koch Industries
  5.52%, due 07/01/99 .................    55,000,000          55,000,000
Morgan Stanley Group, Inc.
  5.75%, due 07/01/99 .................     2,900,000           2,900,000
Teachers Insurance and Annuity
  Association:
  4.83%, due 07/01/99 .................    27,000,000          27,000,000
  4.85%, due 07/12/99 .................     5,000,000           4,992,606
  5.0%, due 07/30/99 ..................    25,000,000          24,899,708
                                                           --------------
  TOTAL COMMERCIAL PAPER (1.9%)                               289,597,468
                                                           --------------
TIME DEPOSITS
Canadian Imperial Bank
  5.75%, due 07/01/99 .................    44,000,000          44,000,000
Societe Generale
  4.58%, due 07/01/99 .................   207,500,000         207,500,001
Westdeutsche Landesbank
  5.81%, due 07/01/99 .................    44,000,000          44,000,000
                                                           --------------
  TOTAL TIME DEPOSITS (2.0%) ..........                       295,500,001
                                                           --------------
U.S. GOVERNMENT AGENCIES (0.0%)
Federal Home Loan Bank
  4.47%, due 07/01/99 .................       400,000             400,000
                                                           --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.5%)
  (Amortized Cost $679,266,139)                               679,266,139
                                                           --------------
TOTAL INVESTMENTS (102.1%)
  (Cost/Amortized Cost $10,951,170,531)                    15,332,541,658
                                                           --------------



-------------------------------------------------------------------------
                                             NUMBER OF            VALUE
                                           CONTRACTS (B)        (NOTE 1)
-------------------------------------------------------------------------
CALL OPTIONS WRITTEN*(c):
American International Group,
  Inc.:
  July @ $110.625......................         1,000    $      (859,000)
  July @ $113.78.......................         3,000         (1,659,030)
AT&T Corp.--Liberty Media
  Group--A:
  August @ $54.3656....................         5,000         (1,850,000)
  August @ $70.39......................         6,000         (1,890,000)
CBS Corp.:
  July @ $40.375.......................         2,500           (965,278)
  July @ $42.25........................         2,500           (657,325)
  August @ $42.125.....................         2,000           (734,000)
  August @ $42.50......................         3,000           (788,220)
  August @ $43.00......................         2,500           (596,825)
  August @ $43.25......................         3,000           (671,580)
Cendant Corp.:
  August @ $18.00......................         2,500           (770,000)
  August @ $19.00......................         2,000           (518,000)
  August @ $19.4375....................         2,000           (484,000)
  August @ $19.6875....................         2,500           (542,500)
Citigroup, Inc.:
  July @ $40.3125......................         3,000         (2,244,000)
  July @ $64.75........................         4,000         (1,867,880)
Columbia/HCA Healthcare
  Corp.:
  July @ $24.625.......................         3,000           (195,000)
  July @ $25.00........................         3,000           (117,000)
  July @ $25.11........................         1,000            (19,540)
  July @ $25.125.......................         1,500            (28,935)
  August @ $22.375.....................         2,000           (416,000)
Comcast Corp.:
  July @ $37.90........................         2,000           (447,780)
  August @ $33.4375....................         2,000         (1,132,000)
  August @ $36.625.....................         2,000           (742,500)
  August @ $36.875.....................         2,500           (772,472)
  August @ $37.4977....................         2,000           (692,000)
  August @ $38.50......................         2,500           (652,002)
Compaq Computer Corp.:
  July @ $24.00........................         2,000           (184,000)
  July @ $25.00........................         3,000           (192,000)
  July @ $25.50........................         2,000           (100,000)
  August @ $21.50......................         1,500           (439,965)
  August @ $22.0706....................         2,000           (560,000)
  August @ $23.1377....................         2,500           (547,500)
  August @ $23.25......................         2,000           (398,834)
General Motors Corp.
  August @ $52.50......................         2,000         (1,038,000)
Globalstar Telecommunications
  Ltd.
  August @ $21.125.....................         3,000         (1,067,700)
Home Depot, Inc.:
  July @ $55.75........................         3,000         (2,713,440)
  July @ $56.50........................         2,000         (1,636,320)
  August @ $56.00......................         1,500         (1,368,735)
Honeywell, Inc.:
  August @ $113.375....................         3,000         (2,082,000)
  August @ $113.75.....................         1,500         (1,122,000)
  August @ $114.00.....................         3,000         (2,244,000)
  August @ $116.625....................         2,500         (1,507,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------
                                     NUMBER OF              VALUE
                                   CONTRACTS (b)          (NOTE 1)
--------------------------------------------------------------------
International Business Machines
  Corp.:
  July @ $228.8055.............       6,000         $    (9,480,000)
  July @ $237.50...............       4,000              (4,716,000)
Ingram Micro, Inc. (Class A):
  August @ $26.625.............       2,500                (453,155)
  August @ $28.0625............       3,000                (585,000)
Intel Corp.:
  July @ $52.00................       2,500              (2,067,500)
  July @ $55.875...............       2,500              (1,247,500)
  July @ $61.0975..............       3,000                (360,888)
  July @ $61.0975..............       4,000                (628,684)
  July @ $61.250...............       6,000                (720,000)
  July @ $61.3125..............       2,500                (432,500)
  August @ $50.625.............       2,500              (2,422,500)
  August @ $55.5625............       2,000              (1,194,258)
Koninklijke (Royal) Philips
  Electronics N.V.:
  July @ $85.6875..............       1,500              (1,468,500)
  August @ $92.25..............       1,000              (1,054,000)
  August @ $97.4375............       1,500              (1,219,500)
Limited, Inc.:
  July @ $48.39................       1,500                (187,500)
  August @ $44.625.............       2,000                (713,500)
  August @ $44.75..............       2,500                (833,875)
Loral Space & Communications:
  July @ $16.25................       3,000                (744,000)
  July @ $16.75................       2,000                (355,300)
  July @ $17.00................       1,500                (232,500)
  July @ $17.00................       1,500                (222,000)
  July @ $18.50................       3,000                (156,000)
  July @ $19.00................       2,500                (130,525)
  July @ $19.25................       2,000                 (64,460)
  July @ $20.50................       2,500                 (56,575)
  August @ $16.625.............       3,000                (666,000)
  August @ $17.00..............       3,000                (618,480)
  August @ $17.25..............       2,500                (462,475)
  August @ $17.375.............       2,000                (348,686)
  August @ $17.375.............       2,000                (398,200)
  August @ $17.4375............       2,000                (385,090)
  August @ $17.9939............       2,500                (445,000)
MCI WorldCom, Inc.:
  July @ $83.41................       2,000              (1,084,000)
  July @ $84.875...............       2,500              (1,165,000)
  July @ $85.6178..............       2,000                (778,520)
  August @ $89.75..............       2,500                (893,850)
  August @ $93.377.............       2,000                (538,000)
McKesson HBOC, Inc.:
  July @ $37.50................       2,500                 (22,500)
  July @ $38.625...............       2,000                 (30,000)
  August @ $36.125.............       2,500                (186,225)
MediaOne Group, Inc.:
  July @ $36.25................       2,000                (702,000)
  July @ $73.5625..............       1,000                (213,000)
  August @ $71.875.............       3,500              (1,533,000)
  August @ $73.625.............       1,500                (451,500)
Morgan Stanley Dean Witter & Co.:
  August @ $85.875.............       3,000              (5,340,000)
  August @ $93.25..............       1,000              (1,316,000)


--------------------------------------------------------------------
                                     NUMBER OF              VALUE
                                   CONTRACTS (b)          (NOTE 1)
--------------------------------------------------------------------
National Semiconductor Corp.:
  July @ $18.50................       1,000         $      (700,830)
  July @ $21.9375..............       1,000                (393,500)
Network Associates, Inc.:
  July @ $12.77................       1,650                (358,809)
  July @ $12.91................         850                (174,394)
  July @ $14.125...............       3,000                (435,000)
  July @ $15.375...............       3,000                (238,425)
  August @ $13.0625............       3,000                (783,810)
  August @ $13.125.............       2,000                (452,980)
  August @ $14.9375............       2,500                (407,500)
Newell Rubbermaid, Inc.:
  August @ $44.00..............       3,000              (1,119,000)
  August @ $46.25..............       2,000                (514,000)
News Corp. Ltd.:
  July @ $34.50................         300                 (44,349)
  August @ $34.4375............       3,000                (768,330)
  August @ $34.875.............       3,000                (795,000)
  August @ $35.2778............       3,000                (628,110)
Nextel Communications, Inc.:
  July @ $34.75................       2,000              (3,109,060)
  July @ $35.30................       3,000              (4,527,000)
  July @ $35.625...............       2,000              (2,918,720)
  July @ $35.75................       3,000              (4,349,970)
  July @ $35.75................       4,000              (5,787,480)
  July @ $36.25................       2,500              (3,530,000)
  July @ $36.25................       3,000              (4,234,002)
  July @ $39.5583..............       2,500              (2,660,250)
  August @ $35.875.............       2,500              (3,680,000)
  August @ $36.3125............       2,500              (3,522,728)
  August @ $36.867.............       3,000              (4,065,000)
  August @ $38.00..............       2,000              (2,552,000)
  August @ $45.00..............       1,500              (1,051,290)
  August @ $45.625.............       2,000              (1,260,000)
Nokia Oyj
  August @ $81.25..............       3,000              (3,711,000)
Oracle Corp.:
  August @ $32.2927............       3,000              (1,833,150)
  August @ $34.625.............       3,500              (1,507,905)
  August @ $36.375.............       3,000              (1,098,969)
Pfizer, Inc.:
  August @ $95.3794............       2,000              (3,136,000)
  August @ $100.25.............       4,000              (5,088,440)
PMI Group, Inc.:
  August @ $58.25..............       2,000              (1,369,620)
  August @ $60.25..............       1,500                (879,570)
Providian Financial Corp.:
  August @ $77.7129............       1,800              (3,176,784)
  August @ $77.7292............       1,500              (2,580,150)
  August @ $78.2369............         700              (1,205,113)
  August @ $87.125.............       3,000              (3,564,000)
  August @ $87.875.............       3,000              (2,690,310)
SCI Systems, Inc.:
  July @ $38.50................       2,500              (2,432,500)
  July @ $38.875...............       3,000              (2,607,450)
  August @ $46.125.............       2,000                (890,120)
  August @ $46.75..............       2,000                (864,000)
  August @ $48.375.............       2,500                (825,275)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


------------------------------------------------------------------------
                                        NUMBER OF            VALUE
                                      CONTRACTS (b)        (NOTE 1)
------------------------------------------------------------------------
Solectron Corp.:
  July @ $52.993....................      8,000       $     (11,176,000)
  July @ $54.00.....................      3,000              (3,914,130)
  July @ $56.6528...................      2,000              (2,012,000)
  August @ $56.625..................      2,500              (2,724,600)
  August @ $60.0166.................      1,000                (926,000)
  August @ $64.0625.................      1,000                (647,000)
Sprint Corp. (FON Group):
  July @ $107.00....................      4,000                (604,000)
  July @ $108.00....................      1,950                 (21,216)
  July @ $108.1222..................      1,250                 (12,387)
  July @ $108.3125..................      1,800                 (15,372)
  July @ $108.725...................      4,000                (464,000)
  July @ $109.00....................      5,000                (195,000)
  July @ $110.875...................      5,000                (402,800)
Tandy Corp.:
  August @ $84.375..................      2,500              (1,855,958)
  August @ $86.00...................      2,500              (1,688,068)
Texas Instruments, Inc.
  July @ $105.08....................      1,700              (6,852,496)
Tyco International Ltd.:
  July @ $87.1875...................      1,500              (1,315,677)
  July @ $87.9375...................      2,000              (1,444,060)
  July @ $90.375....................      1,500                (802,500)
  August @ $87.50...................      3,000              (2,795,400)
  August @ $88.875..................      2,000              (1,714,000)
  August @ $89.9375.................      3,000              (2,254,953)
  August @ $93.75...................      1,000                (562,000)
  August @ $99.75...................      2,500              (1,556,975)
                                                      -----------------
TOTAL CALL OPTIONS WRITTEN (-1.5%)
  (Premiums Received $147,756,325)                         (229,317,092)
                                                      -----------------
OTHER ASSETS
  LESS LIABILITIES (-0.6%) .........                        (87,992,863)
                                                      -----------------
NET ASSETS (100.0%) ................                  $  15,015,231,703
                                                      =================




----------
*     Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(a) Fully or partially pledged as collateral on outstanding written call options.

(b)   One contract relates to 100 shares.

(c) Covered call option contracts written in connection with securities held.

      Glossary:
      ADR--American Depository Receipt



                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                         NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
COMMON STOCKS:
CAPITAL GOODS
ELECTRICAL EQUIPMENT (0.9%)
Misys PLC .........................       729,473            $ 6,248,385
Schneider SA ......................       165,000              9,276,650
                                                             -----------
                                                              15,525,035
                                                             -----------
ENGINEERING & CONSTRUCTION (0.9%)
ABB Ltd.* .........................        50,400              4,758,394
Daito Trust Construction Co. Ltd.         846,600              9,455,696
                                                             -----------
                                                              14,214,090
                                                             -----------
MACHINERY (0.8%)
Mannesmann AG .....................        93,000             13,923,881
                                                             -----------
MISCELLANEOUS (1.1%)
United Technologies Corp. .........       240,000             17,205,000
                                                             -----------
  TOTAL CAPITAL GOODS (3.7%) ......                           60,868,006
                                                             -----------
CONSUMER MANUFACTURING
APPLIANCES (0.3%)
Sony Corp. ........................        48,100              5,193,224
                                                             -----------
AUTO & RELATED (1.3%)
Autoliv, Inc. .....................        22,800                697,272
Bridgestone Corp. .................       306,000              9,265,823
DaimlerChrysler AG ................        72,000              6,296,878
Honda Motor Co. Ltd. ..............        93,000              3,947,133
                                                             -----------
                                                              20,207,106
                                                             -----------
BUILDING & RELATED (0.2%)
CRH PLC ...........................       187,000              3,315,130
                                                             -----------
  TOTAL CONSUMER MANUFACTURING (1.8%)                         28,715,460
                                                             -----------
CONSUMER SERVICES
AIRLINES (0.4%)
British Airways PLC ...............     1,056,000              7,292,035
                                                             -----------
BROADCASTING & CABLE (5.4%)
AT&T Corp.--Liberty Media
  Group--A* .......................     1,573,388             57,822,009
CBS Corp.* ........................       426,000             18,504,375
TVI Televisao Independente SA*.....         1,175                      0
United Pan-Europe
  Communications NV* ..............       217,000             11,785,685
                                                             -----------
                                                              88,112,069
                                                             -----------
ENTERTAINMENT & LEISURE (3.6%)
Carnival Corp. (Class A) ..........       360,000             17,460,000
Fuji Photo Film Co. ...............       206,000              7,805,742
Harley-Davidson, Inc. .............       442,400             24,055,500
Time Warner, Inc. .................       117,000              8,599,500
                                                             -----------
                                                              57,920,742
                                                             -----------
MISCELLANEOUS (1.5%)
Orange PLC* .......................       787,350             11,550,731
Vodafone AirTouch PLC .............       631,000             12,442,226
                                                             -----------
                                                              23,992,957
                                                             -----------
PRINTING & PUBLISHING (1.9%)
United News & Media PLC ...........     1,400,000             13,471,519
Wolters Kluwer N.V. ...............       420,000             16,739,633
                                                             -----------
                                                              30,211,152
                                                             -----------
RETAIL--GENERAL MERCHANDISE (3.6%)
Castorama Dubois ..................         5,580              1,325,169
Dixons Group PLC ..................       250,000              4,673,229
Home Depot, Inc. ..................       491,200             31,651,700


------------------------------------------------------------------------
                                        NUMBER                VALUE
                                       OF SHARES             (NOTE 1)
------------------------------------------------------------------------
Next PLC ..........................       484,700            $ 5,891,208
Wal-Mart Stores, Inc. .............       300,000             14,475,000
                                                             -----------
                                                              58,016,306
                                                             -----------
  TOTAL CONSUMER SERVICES (16.4%)
                                                             265,545,261
                                                             -----------
CONSUMER STAPLES
BEVERAGES (0.9%)
Coca-Cola Amatil Ltd. .............     1,135,000              4,557,124
Diageo PLC ........................       994,700             10,395,292
                                                             -----------
                                                              14,952,416
                                                             -----------
COSMETICS (2.0%)
Avon Products, Inc. ...............       295,000             16,372,500
Gillette Co. ......................       267,400             10,963,400
Shiseido Co. Ltd. .................       300,000              4,502,358
                                                             -----------
                                                              31,838,258
                                                             -----------
HOUSEHOLD PRODUCTS (0.8%)
Kao Corp. .........................       431,000             12,123,769
                                                             -----------
RETAIL--FOOD & DRUG (2.1%)
Koninklijke Ahold NV ..............       540,000             18,622,997
Kroger Co.* .......................       570,000             15,924,375
                                                             -----------
                                                              34,547,372
                                                             -----------
TOBACCO (3.7%)
Japan Tobacco, Inc. ...............         1,017             11,274,758
Philip Morris Cos., Inc. ..........       480,400             19,306,075
Seita .............................       275,000             15,901,206
Tabacalera SA--A ..................       672,100             13,601,892
                                                             -----------
                                                              60,083,931
                                                             -----------
  TOTAL CONSUMER STAPLES (9.5%)                              153,545,746
                                                             -----------
ENERGY
DOMESTIC INTEGRATED (0.9%)
Total Fina SA--B ..................       114,950             14,848,262
                                                             -----------
INTERNATIONAL (0.2%)
ENI Spa ...........................       480,000              2,869,651
                                                             -----------
OIL SERVICE (1.7%)
Halliburton Co. ...................       378,900             17,145,225
Noble Drilling Corp.* .............       297,000              5,847,188
Repsol SA .........................       275,000              5,622,212
                                                             -----------
                                                              28,614,625
                                                             -----------
  TOTAL ENERGY (2.8%) .............                           46,332,538
                                                             -----------
FINANCE
BANKING--MONEY CENTER (5.0%)
Banco Bilbao Vizcaya SA ...........       464,000              6,712,209
Bank of Tokyo-Mitsubishi Ltd. .....     1,209,000             17,234,276
Chase Manhattan Corp. .............       333,976             28,930,671
Development Bank of Singapore
  Ltd. ............................       131,000              1,600,611
National Australia Bank Ltd. ......       380,000              6,264,301
Standard Chartered PLC ............       824,900             13,480,927
UBS AG--Registered ................        24,400              7,296,256
                                                             -----------
                                                              81,519,251
                                                             -----------
BANKING--REGIONAL (4.8%)
Bank of America Corp. .............       347,100             25,446,769
Bank of Scotland ..................     1,285,000             17,027,116
ForeningsSparbanken AB ............       643,800              9,122,210
Royal Bank of Scotland Group
  PLC .............................       857,000             17,466,345
Unicredito Italiano Spa ...........     1,900,000              8,357,426
                                                             -----------
                                                              77,419,866
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                                  NUMBER        VALUE
                                                 OF SHARES     (NOTE 1)
----------------------------------------------------------------------------
BROKERAGE & MONEY MANAGEMENT (2.0%)
CMIC Finance & Securities
  Public Co. Ltd.* ..........................     724,700      $           0
Daiwa Securities Group, Inc. ................   1,750,000         11,582,692
Morgan Stanley Dean Witter
  & Co. .....................................     200,300         20,530,750
                                                               -------------
                                                                  32,113,442
                                                               -------------
INSURANCE (6.6%)
American International Group,
  Inc. ......................................     279,247         32,689,352
Citigroup, Inc. .............................     824,548         39,166,030
ING Groep N.V. ..............................     363,000         19,677,743
Zurich Allied AG ............................      26,500         15,096,990
                                                               -------------
                                                                 106,630,115
                                                               -------------
MISCELLANEOUS (4.0%)
Associates First Capital Corp.
  (Class A) .................................     438,000         19,408,875
MBNA Corp. ..................................     837,150         25,637,719
Societe Generale (Class A) ..................     113,500         20,028,446
                                                               -------------
                                                                  65,075,040
                                                               -------------
REAL ESTATE (0.5%)
Cheung Kong Holdings Ltd. ...................     472,000          4,197,827
Mandamus AB .................................         485              2,577
Sun Hung Kai Properties Ltd. ................     481,000          4,386,367
                                                               -------------
                                                                   8,586,771
                                                               -------------
  TOTAL FINANCE (22.9%) .....................                    371,344,485
                                                               -------------
HEALTHCARE
DRUGS (7.8%)
AstraZeneca Group PLC .......................     121,080          4,687,116
Bristol-Myers Squibb Co. ....................     428,000         30,147,250
Novartis AG .................................       5,858          8,569,736
Novartis AG (ADR) ...........................      20,000          1,460,192
Pfizer, Inc. ................................     129,000         14,157,750
Sanofi--Synthelabo SA* ......................     374,000         15,890,984
Santen Pharmaceutical Co. Ltd. ..............     530,000         10,216,762
Schering-Plough Corp. .......................     309,000         16,377,000
Takeda Chemical Industries ..................     212,000          9,839,662
Yamanouchi Pharmaceutical Co.
  Ltd. ......................................     381,000         14,594,440
                                                               -------------
                                                                 125,940,892
                                                               -------------
MEDICAL PRODUCTS (0.4%)
Medtronic, Inc. .............................      91,000          7,086,625
                                                               -------------
MEDICAL SERVICES (0.0%)
McKesson HBOC, Inc. .........................      25,500            819,188
                                                               -------------
  TOTAL HEALTHCARE (8.2%) ...................                    133,846,705
                                                               -------------
MULTI INDUSTRY COMPANIES
Citic Pacific Ltd. ..........................     427,000          1,362,186
Tyco International Ltd. .....................     264,984         25,107,234
U.S. Industries, Inc. .......................     345,000          5,865,000
                                                               -------------
  TOTAL MULTI INDUSTRY COMPANIES (2.0%)                           32,334,420
                                                               -------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (3.4%)
Nokia Oyj ...................................     520,000         45,638,526
NTT Mobile Communications
  Network, Inc.--NE* ........................         772         10,346,985
                                                               -------------
                                                                  55,985,511
                                                               -------------




----------------------------------------------------------------------------
                                                   NUMBER        VALUE
                                                  OF SHARES     (NOTE 1)
----------------------------------------------------------------------------
COMPUTER HARDWARE (3.1%)
Dell Computer Corp.* ........................     608,000      $  22,496,000
International Business Machines
  Corp. .....................................     212,000         27,401,000
                                                               -------------
                                                                  49,897,000
                                                               -------------
COMPUTER SOFTWARE (2.8%)
Cap Gemini SA ...............................      67,000         10,543,119
Microsoft Corp.* ............................     380,000         34,271,250
                                                               -------------
                                                                  44,814,369
                                                               -------------
MISCELLANEOUS (6.5%)
Canon, Inc. .................................     152,000          4,376,272
Equant N.V.* ................................     100,000          9,412,500
Hoya Corp. ..................................     110,000          6,215,769
Korea Telecom Corp. (ADR)* ..................     111,701          4,468,040
Sanmina Corp.* ..............................     256,000         19,424,000
Solectron Corp.* ............................     676,400         45,107,425
TDK Corp. ...................................      72,000          6,594,192
Tokyo Electron Ltd. .........................     137,000          9,305,618
                                                               -------------
                                                                 104,903,816
                                                               -------------
NETWORKING SOFTWARE (4.1%)
America Online, Inc.* .......................     154,000         17,017,000
Cisco Systems, Inc.* ........................     760,850         49,074,825
                                                               -------------
                                                                  66,091,825
                                                               -------------
SEMICONDUCTOR COMPONENTS (1.7%)
Altera Corp.* ...............................     460,000         16,933,750
Intel Corp. .................................     188,000         11,186,000
                                                               -------------
                                                                  28,119,750
                                                               -------------
  TOTAL TECHNOLOGY (21.6%) ..................                    349,812,271
                                                               -------------
UTILITIES
MISCELLANEOUS (2.5%)
MCI WorldCom, Inc.* .........................     480,097         41,408,366
                                                               -------------
TELEPHONE UTILITY (1.4%)
Hellenic Telecommunication
  Organization SA ...........................       5,838            125,295
NTT Mobile Communications
  Network, Inc. .............................         193          2,618,681
SK Telecom Co. Ltd. (ADR) ...................     188,000          3,120,800
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR)* .....................      29,700              1,856
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR) ......................      29,700          2,678,569
Telefonica SA* ..............................     214,180         10,329,948
Telstra Corp. Ltd. ..........................     540,000          3,082,550
                                                               -------------
                                                                  21,957,699
                                                               -------------
  TOTAL UTILITIES (3.9%) ....................                     63,366,065
                                                               -------------
TOTAL COMMON STOCKS (92.8%)
  (Cost $1,084,321,784) .....................                  1,505,710,957
                                                               -------------
PREFERRED STOCKS:
CONSUMER SERVICES (0.2%)
RETAIL--GENERAL MERCHANDISE
Hornbach Holding AG .........................      63,249          2,710,261
                                                               -------------
CONSUMER STAPLES (0.4%)
COSMETICS
Wella AG ....................................       9,130          6,504,729
                                                               -------------
TOTAL PREFERRED STOCKS (0.6%)
  (Cost $13,357,143).........................                      9,214,990
                                                               -------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


---------------------------------------------------------------------
                                          PRINCIPAL         VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
FINANCE (0.0%)
BANKING--REGIONAL
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ...............  $   165,700   $       17,585
                                                       --------------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,239)..............                        17,585
                                                       --------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.5%)
Chase Nassau
  4.62%, due 07/01/99 .................   72,147,783       72,147,783
                                                       --------------
TOTAL SHORT-TERM DEBT SECURITIES (4.5%)
  (Amortized Cost $72,147,783)                             72,147,783
                                                       --------------
TOTAL INVESTMENTS (97.9%)
  (Cost/Amortized Cost $1,169,846,949)                  1,587,091,315
OTHER ASSETS
  LESS LIABILITIES (2.1%) .............                    34,752,507
                                                       --------------
NET ASSETS (100.0%) ...................                $1,621,843,822
                                                       ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
France .........................     5.5%
Germany ........................     1.9
Japan ..........................    10.5
Latin America ..................     1.3
Netherlands ....................     4.8
New Zealand & Australia ........     0.9
Scandinavia ....................     3.5
Southeast Asia .................     1.2
Spain ..........................     2.3
Switzerland ....................     2.3
United Kingdom .................     9.6
United States** ................    55.5
Other European Countries .......     0.7
                                   -----
                                   100.0%
                                   =====


----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 4.5%.

      Glossary:
      ADR--American Depository Receipt








                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
AUSTRALIA
Broken Hill Proprietary Co. Ltd.        30,000                $  346,185
Coca-Cola Amatil Ltd ...............   380,000                 1,525,733
QCT Resources Ltd. .................   185,000                   107,350
Telstra Corp. Ltd. .................   184,000                 1,050,351
Woodside Petroleum Ltd. ............     1,100                     7,420
                                                              ----------
  TOTAL AUSTRALIA (1.2%) ...........                           3,037,039
                                                              ----------
AUSTRIA (0.1%)
OMV AG .............................     3,000                   267,915
                                                              ----------
BELGIUM
Mobistar SA* .......................     8,000                   396,498
Virgin Express Holdings PLC
  (ADR)* ...........................    50,000                   456,250
                                                              ----------
  TOTAL BELGIUM (0.3%) .............                             852,748
                                                              ----------
DENMARK (0.3%)
Coloplast A/S B ....................     7,000                   719,325
                                                              ----------
FINLAND
Fortum Oyj .........................    52,301                   253,275
Nokia Oyj ..........................   166,000                14,569,222
Sampo Insurance Co. (A Shares)          25,000                   725,363
                                                              ----------
  TOTAL FINLAND (6.1%) .............                          15,547,860
                                                              ----------
FRANCE
Banque Nationale de Paris ..........       700                    58,401
Cap Gemini SA ......................    23,000                 3,619,280
Compagnie de St. Gobain ............       250                    39,882
Essilor International ..............     4,000                 1,251,859
PSA Peugeot Citroen ................       200                    31,596
Sanofi-Synthelabo SA* ..............   124,000                 5,268,668
Schneider SA .......................    11,000                   618,443
Seita ..............................    69,000                 3,989,757
Societe Generale (Class A) .........    37,000                 6,529,097
Suez Lyonnaise des Eaux ............     4,000                   722,369
Total Fina SA--B ...................    15,480                 1,999,575
                                                              ----------
  TOTAL FRANCE (9.4%) ..............                          24,128,927
                                                              ----------
GERMANY
Allianz AG .........................     1,500                   419,730
Apcoa Parking AG+ ..................       800                    61,953
B.U.S. Berzelius Umwelt-Service
  AG ...............................    25,200                   307,038
DaimlerChrysler AG .................    24,000                 2,098,959
Deutsche Bank AG ...................     3,000                   183,070
Mannesmann AG ......................    36,000                 5,389,889
                                                              ----------
  TOTAL GERMANY (3.3%) .............                           8,460,639
                                                              ----------
GREECE (0.1%)
Hellenic Telecommunication
  Organization SA ..................    17,138                   367,822
                                                              ----------
HONG KONG
Cheung Kong Holdings Ltd. ..........    50,000                   444,685
Citic Pacific Ltd. .................   154,000                   491,281
Guangdong Kelon Electrical
  Holdings Co. Ltd. ................   800,000                   933,194
HSBC Holdings PLC (H.K.$) ..........     9,200                   335,589
JCG Holdings Ltd. ..................   250,000                   119,227
                                                              ----------
  TOTAL HONG KONG (0.9%) ...........                           2,323,976
                                                              ----------





------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                       OF SHARES              (NOTE 1)
------------------------------------------------------------------------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ..........................     1,000                $   12,810
Videsh Sanchar Nigam Ltd.
  (GDR) ............................    44,000                   563,750
                                                              ----------
  TOTAL INDIA (0.2%) ...............                             576,560
                                                              ----------
IRELAND
Bank of Ireland ....................    75,000                 1,262,287
Irish Life & Permanent PLC .........   121,700                 1,288,024
                                                              ----------
  TOTAL IRELAND (1.0%) .............                           2,550,311
                                                              ----------
ISRAEL (0.1%)
Home Centers Ltd. ..................    21,560                   198,756
                                                              ----------
ITALY
Banca Commerciale Italiana .........    10,000                    73,104
ENI Spa ............................   320,000                 1,913,101
Finmeccanica Spa* ..................   408,000                   376,202
Industrie Natuzzi Spa (ADR) ........    20,000                   388,750
Telecom Italia Spa .................   130,800                   710,400
Unicredito Italiano Spa ............   583,400                 2,566,169
Unione Immobiliare Spa .............    22,500                     9,990
                                                              ----------
  TOTAL ITALY (2.4%) ...............                           6,037,716
                                                              ----------
JAPAN
Aiful Corp. ........................    30,080                 3,688,141
Bank of Tokyo-Mitsubishi Ltd. ......   378,000                 5,388,384
Bridgestone Corp. ..................    90,000                 2,725,242
Canon, Inc. ........................    14,000                   403,078
Daito Trust Construction Co.
  Ltd. .............................   181,100                 2,022,710
Daiwa Securities Group Inc. ........   580,000                 3,838,835
Data Communication System Co.               20                       794
Fuji Photo Film Co. ................    42,000                 1,591,462
Honda Motor Co. Ltd. ...............    26,000                 1,103,500
Hoya Corp. .........................    35,000                 1,977,745
Japan Tobacco, Inc. ................       290                 3,215,025
Kao Corp. ..........................   135,000                 3,797,468
NTT Mobile Communications
  Network, Inc. ....................        62                   841,235
NTT Mobile Communications
  Network, Inc.--NE* ...............       248                 3,323,902
Santen Pharmaceutical Co. Ltd. .....   106,000                 2,043,352
Seven-Eleven Japan Co. Ltd. ........       600                    58,873
Sony Corp. .........................    12,600                 1,360,387
Takeda Chemical Industries .........    62,000                 2,877,637
TDK Corp. ..........................    24,000                 2,198,064
Tokyo Electron Ltd. ................    43,000                 2,920,741
Yamanouchi Pharmaceutical Co.
  Ltd. .............................   130,000                 4,979,730
                                                              ----------
  TOTAL JAPAN (19.7%) ..............                          50,356,305
                                                              ----------
KOREA (0.6%)
Korea Telecom Corp. (ADR)* .........    34,726                 1,389,040
                                                              ----------
MALAYSIA**
Guinness Anchor BHD ................    30,000                    29,716
Kumpulan Guthrie BHD ...............    26,000                    15,526
Lingkaran Trans Kota Holdings
  BHD* .............................   130,000                   147,867
Malayan Banking BHD ................    48,000                   129,668
Metacorp BHD .......................    90,000                    68,246
Pernas International Hotels
  Holdings BHD .....................   280,000                   104,834

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                            NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
---------------------------------------------------------------------------
Resorts World BHD .....................    20,000                $   42,417
RJ Reynolds BHD .......................    60,000                    63,128
Sime Darby BHD ........................   134,000                   158,133
Star Publications BHD .................    25,000                    53,317
Talam Corp. BHD .......................   200,000                    81,517
Tanjong PLC ...........................   100,000                   223,934
UMW Holdings BHD ......................   150,000                   303,910
                                                                 ----------
  TOTAL MALAYSIA (0.6%) ...............                           1,422,213
                                                                 ----------
MEXICO
Elamex S.A. de C.V.* ..................    10,000                    33,750
Grupo Electra S.A. de C.V. ............   500,000                   297,145
Grupo Industrial Saltillo SA (B
  Shares) .............................   236,000                   831,498
Kimberly-Clark de Mexico S.A.
  de C.V. .............................    30,000                   612,054
Sanluis Corporacion S.A.
  de C.V. .............................    28,000                    65,372
                                                                 ----------
  TOTAL MEXICO (0.7%) .................                           1,839,819
                                                                 ----------
NETHERLANDS
Elsevier N.V. .........................    40,000                   464,646
Equant N.V.* ..........................    31,000                 2,917,875
Fortis Amev N.V.* .....................    30,000                   927,742
Hagemeyer N.V. ........................    12,000                   392,780
Hunter Douglas N.V. ...................     6,000                   206,303
IHC Caland N.V. .......................    15,000                   588,551
ING Groep N.V. ........................   131,000                 7,101,334
Koninklijke Ahold N.V. ................   110,000                 3,793,573
Koninklijke Nedlloyd Groep N.V.             2,250                    55,758
Koninklijke Numico N.V.+ ..............     8,000                   283,744
United Pan-Europe
  Communications N.V.* ................    65,700                 3,568,293
Wolters Kluwer N.V. ...................   168,000                 6,695,853
                                                                 ----------
  TOTAL NETHERLANDS (10.6%) ...........                          26,996,452
                                                                 ----------
NORWAY
Frontline Ltd.--Warrants
  (expire 05/11/01)* ..................    57,060                         0
Norsk Hydro ASA .......................     1,100                    41,546
Sparebanken NOR .......................    12,000                   224,328
                                                                 ----------
  TOTAL NORWAY (0.1%) .................                             265,874
                                                                 ----------
POLAND (0.4%)
Telekomunikacja Polska SA
  (GDR)* ..............................   155,000                 1,092,750
                                                                 ----------
PORTUGAL
BPI-SGPS SA ...........................    21,400                   449,663
Cia de Seguros Imperio SA .............   134,000                 1,033,558
Electricidade de Portugal SA ..........    40,000                   721,130
                                                                 ----------
  TOTAL PORTUGAL (0.9%) ...............                           2,204,351
                                                                 ----------
SINGAPORE
City Developments Ltd. ................    43,000                   275,325
Great Eastern Life Assurance
  Co. .................................     7,000                    93,342
Singapore Press Holdings Ltd. .........    30,000                   511,058
United Overseas Bank Ltd. .............    40,000                   279,613
                                                                 ----------
  TOTAL SINGAPORE (0.5%) ..............                           1,159,338
                                                                 ----------
SPAIN
Aldeasa SA ............................    32,000                   886,833
Banco Bilbao Vizcaya SA ...............    14,643                   211,825



---------------------------------------------------------------------------
                                           NUMBER                  VALUE
                                         OF SHARES                (NOTE 1)
---------------------------------------------------------------------------
Banco Santander Central
  Hispano SA ..........................    13,872                $  144,667
Hidroelectrica del Cantabrico .........    10,116                   145,816
Repsol SA .............................    30,000                   613,332
Tabacalera SA--A ......................   161,000                 3,258,302
Telefonica SA* ........................     2,308                   111,315
TelePizza SA* .........................    40,000                   207,335
                                                                 ----------
  TOTAL SPAIN (2.2%) ..................                           5,579,425
                                                                 ----------
SWEDEN
Asticus AB* ...........................    40,000                   552,604
Autoliv, Inc.+ ........................     8,800                   269,123
ForeningsSparbanken AB ................   187,500                 2,656,748
Karlshamns AB+ ........................    33,367                   248,214
NetCom Systems AB
  (B Shares)*+ ........................     6,000                   202,621
Skandia Forsakrings AB ................    24,000                   450,584
Skandinaviska Enskilda Banken
  (Series A) ..........................    84,700                   990,117
                                                                 ----------
  TOTAL SWEDEN (2.1%) .................                           5,370,011
                                                                 ----------
SWITZERLAND
ABB Ltd.* .............................     7,300                   689,212
Novartis AG ...........................     1,980                 2,896,565
Roche Holding AG ......................        60                   617,903
Tag Heuer International SA
  (ADR) ...............................    35,000                   363,125
UBS AG--Registered ....................     6,700                 2,003,480
Zurich Allied AG ......................     2,560                 1,458,426
                                                                 ----------
  TOTAL SWITZERLAND (3.1%) ............                           8,028,711
                                                                 ----------
THAILAND
CMIC Finance & Securities
  Public Co. Ltd.* ....................    51,000                         0
Nation Multimedia Group Public
  Co. Ltd. ............................   130,000                    73,133
                                                                 ----------
  TOTAL THAILAND (0.0%) ...............                              73,133
                                                                 ----------
UNITED KINGDOM
BAA PLC ...............................    13,300                   127,979
Bank of Scotland ......................   339,000                 4,491,979
BG PLC ................................    22,077                   134,949
British Airways PLC ...................    38,000                   262,403
British Energy PLC ....................    60,000                   511,097
British Sky Broadcasting
  Group PLC ...........................     8,097                    75,167
Cadbury Schweppes PLC .................    11,922                    75,978
Compass Group PLC .....................   170,000                 1,686,779
Dixons Group PLC ......................   100,000                 1,869,292
FKI PLC ...............................   150,000                   466,282
Garban PLC ............................     2,590                    12,257
GKN PLC ...............................     4,178                    71,377
Great Universal Stores PLC ............     3,970                    44,025
HSBC Holdings PLC .....................    10,000                   354,298
Kingfisher PLC ........................     8,168                    94,058
Land Securities PLC ...................     3,207                    43,153
Legal & General Group PLC .............    29,900                    76,173
Lloyds TSB Group PLC ..................    34,379                   466,391
Marks & Spencer PLC ...................    17,109                    99,049
MEPC PLC ..............................    57,826                   470,686
Misys PLC .............................   250,000                 2,141,404
Next PLC ..............................   115,800                 1,407,472
Orange PLC* ...........................   224,450                 3,292,769

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------
                                           NUMBER           VALUE
                                          OF SHARES       (NOTE 1)
--------------------------------------------------------------------
Peninsular & Oriental Steam
  Navigation Co. ....................        3,314      $     49,794
Randgold Resources Ltd.
  (GDR)*+ ...........................       30,300           121,200
Rentokil Initial PLC ................      140,000           546,590
Royal & Sun Alliance Insurance
  Group PLC .........................      327,273         2,937,517
Royal Bank of Scotland Group
  PLC ...............................      306,000         6,236,525
Standard Chartered PLC ..............      240,500         3,930,371
United News & Media PLC .............      425,000         4,089,568
Vodafone AirTouch PLC ...............      211,100         4,162,526
                                                        ------------
  TOTAL UNITED KINGDOM (15.8%)                            40,349,108
                                                        ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (82.7%)
  (Cost $194,239,333) ...............                    211,196,124
                                                        ------------
PREFERRRED STOCKS:
FINLAND (0.4%)
Nokia Oyj (ADR) .....................       12,000         1,098,750
                                                        ------------
TOTAL PREFERRED STOCKS (0.4%)
  (Cost $99,210) ....................                      1,098,750
                                                        ------------
                                         PRINCIPAL
                                           AMOUNT
                                          --------
LONG-TERM DEBT SECURITIES:
UNITED STATES (0.1%)
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ............    $ 190,000           310,175
                                                        ------------
TOTAL LONG-TERM DEBT
  SECURITIES (0.1%)
  (Amortized Cost $259,134) .........                        310,175
                                                        ------------


--------------------------------------------------------------------
                                         PRINCIPAL          VALUE
                                           AMOUNT          (NOTE 1)
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (13.7%)
Federal Home Loan Bank
  4.6%, due 07/01/99 .............     $34,900,000      $ 34,900,000
                                                        ------------
TOTAL SHORT-TERM DEBT SECURITIES (13.7%)
 (Amortized Cost $34,900,000).....                        34,900,000
                                                        ------------
TOTAL INVESTMENTS (96.9%)
  (Cost/Amortized Cost
  $229,497,677) ..................                       247,505,049
OTHER ASSETS
  LESS LIABILITIES (3.1%) ........                         8,047,709
                                                        ------------
NET ASSETS (100.0%) ..............                      $255,552,758
                                                        ============


      MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments
Basic Materials ................     1.0%
Business Services ..............     7.8
Capital Goods ..................     2.3
Consumer Cyclicals .............    11.5
Consumer Non-Cyclicals .........    16.9
Credit Sensitive ...............    32.9
Diversified ....................     0.9
Energy .........................     2.3
Technology .....................    24.4
                                   -----
                                   100.0%
                                   =====

----------
*     Non-income producing.

**    Fair value securities.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $1,509,840 or 0.6% of net assets.

      Glossary:

      ADR--American Depository Receipt

      GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.2%)
Republic Services, Inc.* ............     2,190,600           $  54,217,350
                                                              -------------
PRINTING, PUBLISHING &
  BROADCASTING (7.2%)
Comcast Corp. (Class A) SPL .........     3,795,000             145,870,312
Infinity Broadcasting Corp.
  (Class A)* ........................     2,203,100              65,542,225
USA Networks, Inc.* .................     2,934,600             117,750,825
                                                              -------------
                                                                329,163,362
                                                              -------------
PROFESSIONAL SERVICES (0.6%)
Block (H&R), Inc. ...................       552,000              27,600,000
                                                              -------------
TRUCKING, SHIPPING (1.1%)
Teekay Shipping Corp.+ ..............     2,841,100              50,074,388
                                                              -------------
  TOTAL BUSINESS SERVICES (10.1%)                               461,055,100
                                                              -------------
CAPITAL GOODS (1.9%)
MACHINERY
United Rentals, Inc.* ...............     2,967,300              87,535,350
                                                              -------------
CONSUMER CYCLICALS
AIRLINES (5.7%)
Continental Airlines, Inc.
  (Class B)*+ .......................     4,542,800             170,922,850
Northwest Airlines Corp.* ...........     2,663,500              86,563,750
                                                              -------------
                                                                257,486,600
                                                              -------------
APPAREL, TEXTILE (6.8%)
Jones Apparel Group, Inc.* ..........     1,627,300              55,836,731
Mohawk Industries, Inc.*+ ...........     4,469,500             135,761,063
Tommy Hilfiger Corp.* ...............       811,100              59,615,850
Unifi, Inc.* ........................     2,859,100              60,755,875
                                                              -------------
                                                                311,969,519
                                                              -------------
AUTO RELATED (4.1%)
AutoNation, Inc.* ...................     6,053,600             107,829,750
Circuit City Stores, Inc.--CarMax
  Group+ ............................     5,227,200              27,769,500
Hertz Corp. (Class A) ...............       845,500              52,421,000
                                                              -------------
                                                                188,020,250
                                                              -------------
FOOD SERVICES, LODGING (1.1%)
MeriStar Hospitality Corp. ..........     2,171,300              48,718,544
                                                              -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.2%)
Industrie Natuzzi Spa (ADR) .........     2,884,700              56,071,356
                                                              -------------
LEISURE RELATED (10.7%)
Harman International Industries,
  Inc. ..............................       786,300              34,597,200
Hasbro, Inc. ........................     2,025,900              56,598,581
Mattel, Inc. ........................     1,824,700              48,240,506
Premier Parks, Inc.*+ ...............     5,543,200             203,712,600
Royal Caribbean Cruises Ltd. ........     3,294,000             144,112,500
                                                              -------------
                                                                487,261,387
                                                              -------------
PHOTO & OPTICAL (0.4%)
Bausch & Lomb, Inc. .................       249,500              19,086,750
                                                              -------------



---------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
RETAIL--GENERAL (12.1%)
Bed Bath & Beyond, Inc.* ............     1,554,600           $  59,852,100
Consolidated Stores Corp.* ..........     1,003,700              27,099,900
Family Dollar Stores, Inc. ..........     3,154,900              75,717,600
Limited, Inc. .......................       473,700              21,494,138
Ross Stores, Inc. ...................       896,800              45,176,300
Tiffany & Co.+ ......................     1,415,000             136,547,500
TJX Cos., Inc. ......................     2,003,400              66,738,262
Venator Group, Inc.*+ ...............    11,365,900             118,631,581
                                                              -------------
                                                                551,257,381
                                                              -------------
  TOTAL CONSUMER CYCLICALS (42.1%)
                                                              1,919,871,787
                                                              -------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
Biogen, Inc.* .......................       331,800              21,338,888
                                                              -------------
HOSPITAL SUPPLIES & SERVICES (8.3%)
Columbia/HCA Healthcare Corp.             5,285,700             120,580,031
Health Management Associates,
  Inc. (Class A)* ...................     5,279,700              59,396,625
HEALTHSOUTH Corp.* ..................     9,556,200             142,745,737
St. Jude Medical, Inc.* .............     1,074,700              38,286,188
VISX, Inc.* .........................       238,500              18,886,219
                                                              -------------
                                                                379,894,800
                                                              -------------
RETAIL--FOOD (0.7%)
Whole Foods Market, Inc.* ...........       673,600              32,374,900
                                                              -------------
  TOTAL CONSUMER NONCYCLICALS (9.5%)                            433,608,588
                                                              -------------
CREDIT SENSITIVE
BANKS (1.3%)
GreenPoint Financial Corp.  .........     1,760,000              57,750,000
                                                              -------------
FINANCIAL SERVICES (3.3%)
A.G. Edwards, Inc. ..................     1,317,400              42,486,150
Capital One Financial Corp. .........     1,012,200              56,366,888
Paine Webber Group, Inc. ............     1,122,000              52,453,500
                                                              -------------
                                                                151,306,538
                                                              -------------
INSURANCE (5.7%)
Ace Ltd. ............................       886,800              25,052,100
AFLAC, Inc. .........................       971,000              46,486,625
CNA Financial Corp.* ................     4,744,100             191,246,531
                                                              -------------
                                                                262,785,256
                                                              -------------
REAL ESTATE (4.6%)
Boston Properties, Inc. .............     1,397,400              50,131,725
Crescent Real Estate Equities Co. .       1,728,000              41,040,000
Equity Office Properties Trust ......     1,604,600              41,117,875
Vornado Realty Trust ................     2,164,900              76,448,031
                                                              -------------
                                                                208,737,631
                                                              -------------
  TOTAL CREDIT SENSITIVE (14.9%).....                           680,579,425
                                                              -------------
TECHNOLOGY
ELECTRONICS (3.5%)
Broadcom Corp. (Class A)* ...........       191,000              27,611,438
Citrix Systems, Inc.* ...............       481,700              27,216,050
Nextlink Communications, Inc.
  (Class A)* ........................       286,700              21,323,313
Sanmina Corp.* ......................     1,084,400              82,278,850
                                                              -------------
                                                                158,429,651
                                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------
                                          NUMBER           VALUE
                                        OF SHARES        (NOTE 1)
--------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (3.4%)
American Tower Corp.
  (Class A)* .......................    1,433,000     $   34,392,000
Comverse Technology, Inc.* .........    1,070,700         80,837,850
McKesson HBOC, Inc. ................    1,260,000         40,477,500
                                                      --------------
                                                         155,707,350
                                                      --------------
TELECOMMUNICATIONS (11.1%)
Amdocs Ltd.* .......................    1,220,300         27,761,825
American Satellite Network--
  Warrants (expire 07/01/99)* ......       49,450                  0
Crown Castle International
  Corp.* ...........................    1,421,100         29,576,644
Global TeleSystems Group, Inc.*.....    1,857,200        150,433,200
McLeodUSA, Inc. (Class A)* .........      520,800         28,644,000
Millicom International Cellular
  SA*+ .............................    2,492,300         78,507,450
Nextel Communications, Inc.
  (Class A)* .......................    2,479,100        124,419,831
NTL, Inc.* .........................      517,100         44,567,556
RCN Corp.* .........................      599,600         24,958,350
                                                      --------------
                                                         508,868,856
                                                      --------------
  TOTAL TECHNOLOGY (18.0%) .........                     823,005,857
                                                      --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (96.5%)
  (Cost $3,746,272,286) ............                   4,405,656,107
                                                      --------------



--------------------------------------------------------------------
                                       PRINCIPAL         VALUE
                                        AMOUNT         (NOTE 1)
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
BellSouth Corp.
  5.09%, due 07/29/99 .............  $ 50,000,000   $   49,802,833
                                                    --------------
TIME DEPOSITS (2.2%)
Societe Generale
  5.87%, due 07/01/99 .............   102,100,000      102,100,000
                                                    --------------
TOTAL SHORT-TERM DEBT SECURITIES (3.3%)
 (Amortized Cost $151,902,833).....                    151,902,833
                                                    --------------
TOTAL INVESTMENTS (99.8%)
  (Cost/Amortized Cost $3,898,175,119)               4,557,558,940
OTHER ASSETS
  LESS LIABILITIES (0.2%) .........                      7,254,908
                                                    --------------
NET ASSETS (100.0%) ...............                 $4,564,813,848
                                                    ==============


----------
*     Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

      Glossary:
      ADR--American Depository Receipt



                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC INDUSTRY
CHEMICALS (0.7%)
MacDermid, Inc. ...........................     44,700               $2,078,550
                                                                     ----------
MINING & METALS (0.8%)
Gibraltar Steel Corp. .....................     98,200                2,430,450
                                                                     ----------
  TOTAL BASIC INDUSTRY (1.5%) .............                           4,509,000
                                                                     ----------
CAPITAL GOODS
ENGINEERING & CONSTRUCTION (1.0%)
Granite Construction, Inc. ................   101,200                 2,966,425
                                                                     ----------
MACHINERY (1.7%)
National Equipment Services,
  Inc.* ...................................   139,900                 1,678,800
Terex Corp.* ..............................   110,400                 3,360,300
                                                                     ----------
                                                                      5,039,100
                                                                     ----------
MISCELLANEOUS (5.9%)
L-3 Communications Holdings,
  Inc.* ...................................    83,500                 4,034,094
Mohawk Industries, Inc.* ..................   114,500                 3,477,937
SLI, Inc.* ................................   110,800                 2,991,600
Spartech Corp. ............................   108,600                 3,434,475
WESCO International, Inc.* ................   177,800                 3,644,900
                                                                     ----------
                                                                     17,583,006
                                                                     ----------
POLLUTION CONTROL (4.0%)
Casella Waste Systems, Inc.
  (Class A)* ..............................   173,900                 4,521,400
Tetra Tech, Inc.* .........................   199,500                 3,291,750
Waste Connections, Inc.* ..................   135,500                 4,132,750
                                                                     ----------
                                                                     11,945,900
                                                                     ----------
  TOTAL CAPITAL GOODS (12.6%) .............                          37,534,431
                                                                     ----------
CONSUMER MANUFACTURING
AUTO & RELATED (1.9%)
O'Reilly Automotive, Inc.* ................    26,900                 1,355,088
Tower Automotive, Inc.* ...................   167,000                 4,248,062
                                                                     ----------
 TOTAL CONSUMER MANUFACTURING (1.9%)                                  5,603,150
                                                                     ----------
CONSUMER SERVICES
ADVERTISING (1.1%)
Lamar Advertising Co.* ....................    83,300                 3,410,094
                                                                     ----------
AIRLINES (1.2%)
Expeditors International of
  Washington, Inc. ........................   131,300                 3,577,925
                                                                     ----------
APPAREL (1.4%)
Children's Place Retail Stores,
  Inc.* ...................................    10,500                   425,250
Men's Wearhouse, Inc.* ....................   143,200                 3,651,600
Stage Stores, Inc.--Rights
  (expire 11/10/08)* ......................   195,700                         0
                                                                     ----------
                                                                      4,076,850
                                                                     ----------
BROADCASTING & CABLE (1.6%)
Cox Radio, Inc. (Class A)* ................    59,400                 3,222,450
Metro Networks, Inc.* .....................    31,400                 1,675,975
                                                                     ----------
                                                                      4,898,425
                                                                     ----------
ENTERTAINMENT & LEISURE (3.6%)
Bally Total Fitness Holding
  Corp.* ..................................   130,100                 3,691,587
Championship Auto Racing
  Teams, Inc.* ............................    68,800                 2,059,700
Premier Parks, Inc.* ......................    75,900                 2,789,325
Preview Travel, Inc.--Rights
  (expire 10/28/08)* ......................    99,400                         0
Station Casinos, Inc.* ....................    98,500                 2,006,938
                                                                     ----------
                                                                     10,547,550
                                                                     ----------


--------------------------------------------------------------------------------
                                             NUMBER                     VALUE
                                            OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
MISCELLANEOUS (14.9%)
Beyond.com Corp.* .........................    27,700                $  794,644
Career Education Corp.* ...................    83,100                 2,809,818
CDW Computer Centers, Inc.* ...............    95,200                 4,188,800
Consolidated Graphics, Inc.* ..............    74,900                 3,745,000
Corinthian Colleges, Inc.* ................    73,800                 1,392,975
Cornell Corrections, Inc.* ................   123,600                 2,031,675
Corporate Executive Board Co.*.............    86,400                 3,072,600
Dycom Industries, Inc.* ...................    73,200                 4,099,200
Insight Enterprises, Inc.* ................   216,700                 5,363,325
Iron Mountain, Inc.* ......................   163,600                 4,683,050
Lason, Inc.* ..............................   139,200                 6,907,800
pcOrder.com, Inc.* ........................    12,800                   532,000
Pierce Leahy Corp.* .......................    56,100                 1,384,969
Regis Corp. ...............................   124,800                 2,394,600
VerticalNet, Inc.* ........................     8,000                   839,000
                                                                     ----------
                                                                     44,239,456
                                                                     ----------
RETAIL--GENERAL MERCHANDISE (5.9%)
AnnTaylor Stores Corp.* ...................    72,300                 3,253,500
BJ's Wholesale Club, Inc.* ................   125,400                 3,769,837
Claire's Stores, Inc. .....................    61,000                 1,563,125
THQ, Inc.* ................................    60,950                 1,752,313
Tuesday Morning Corp.* ....................   132,400                 3,376,200
99 Cents Only Stores* .....................    75,700                 3,780,269
                                                                     ----------
                                                                     17,495,244
                                                                     ----------
  TOTAL CONSUMER SERVICES (29.7%)
                                                                     88,245,544
                                                                     ----------
ENERGY
MISCELLANEOUS (3.3%)
Basin Exploration, Inc.* ..................    77,000                 1,544,813
Houston Exploration Co.* ..................   113,400                 2,147,513
Newfield Exploration Co.* .................   122,200                 3,475,062
Stone Energy Corp.* .......................    60,700                 2,572,162
                                                                     ----------
                                                                      9,739,550
                                                                     ----------
OIL SERVICE (1.3%)
BJ Services Co.* ..........................    51,700                 1,521,918
Core Laboratories N.V.* ...................    83,700                 1,166,569
Dril-Quip, Inc.* ..........................    55,300                 1,268,444
                                                                     ----------
                                                                      3,956,931
                                                                     ----------
PIPELINES (0.5%)
Cal Dive International, Inc.* .............    51,800                 1,547,525
                                                                     ----------
 TOTAL ENERGY (5.1%) ......................                          15,244,006
                                                                     ----------
FINANCE
BANKING--MONEY CENTER (1.1%)
U.S. Trust Corp. ..........................    34,800                 3,219,000
                                                                     ----------
BROKERAGE & MONEY MANAGEMENT (1.3%)
Affiliated Managers Group, Inc.*...........    68,400                 2,064,825
Conning Corp. .............................    84,100                 1,366,625
Multex.com, Inc.* .........................    17,100                   446,737
                                                                     ----------
                                                                      3,878,187
                                                                     ----------
INSURANCE (2.4%)
Annuity and Life Re (Holdings)
  Ltd. ....................................   106,900                 2,398,569
Reinsurance Group of America,
  Inc. ....................................   137,300                 4,599,550
                                                                     ----------
                                                                      6,998,119
                                                                     ----------
REAL ESTATE (2.4%)
Correctional Properties Trust .............    85,700                 1,349,775
Glenborough Realty Trust, Inc. ............    74,300                 1,300,250
Macerich Co. ..............................    70,400                 1,848,000
MeriStar Hospitality Corp. ................   121,853                 2,734,077
                                                                     ----------
                                                                      7,232,102
                                                                     ----------
  TOTAL FINANCE (7.2%) ....................                          21,327,408
                                                                     ----------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)



-------------------------------------------------------------------------
                                              NUMBER             VALUE
                                             OF SHARES         (NOTE 1)
-------------------------------------------------------------------------
HEALTHCARE
BIOTECHNOLOGY (1.3%)
Anesta Corp.* .........................          79,300      $  1,620,694
GelTex Pharmaceuticals, Inc.* .........          81,500         1,467,000
Trimeris, Inc.* .......................          56,400           817,800
                                                             ------------
                                                                3,905,494
                                                             ------------
DRUGS (4.1%)
ChiRex, Inc.* .........................          44,400         1,426,350
Jones Pharma, Inc. ....................         136,300         5,366,812
Medicis Pharmaceutical Corp.
  (Class A)* ..........................         176,450         4,477,419
United Therapeutics Corp.* ............          65,800           781,375
                                                             ------------
                                                               12,051,956
                                                             ------------
MEDICAL PRODUCTS (1.9%)
AmeriSource Health Corp.
  (Class A)* ..........................          51,200         1,305,600
InfoCure Corp.* .......................          53,700         2,842,744
Novoste Corp.* ........................          68,900         1,446,900
                                                             ------------
                                                                5,595,244
                                                             ------------
MEDICAL SERVICES (5.3%)
CareMatrix Corp.* .....................         134,600         1,674,088
First Consulting Group, Inc.* .........         175,700         1,866,812
Hooper Holmes, Inc. ...................          88,500         1,803,187
Medical Manager Corp.* ................          34,500         1,526,625
MedQuist, Inc.* .......................          27,800         1,216,250
Pharmaceutical Product
  Development, Inc.* ..................          62,800         1,719,150
Priority Healthcare Corp.
  (Class B)* ..........................          64,850         2,237,325
Res-Care, Inc.* .......................         163,100         3,710,525
                                                             ------------
                                                               15,753,962
                                                             ------------
  TOTAL HEALTHCARE (12.6%) ............                        37,306,656
                                                             ------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (0.5%)
Inet Technologies, Inc.* ..............          59,700         1,432,800
True North Communications--
  Rights (expire 11/30/08)* ...........         125,100                 0
                                                             ------------
                                                                1,432,800
                                                             ------------
COMPUTER PERIPHERIALS (0.8%)
Advanced Energy Industries,
  Inc.* ...............................          41,300         1,675,231
SoftNet Systems, Inc.* ................          19,800           551,925
                                                             ------------
                                                                2,227,156
                                                             ------------
COMPUTER SERVICES (1.5%)
IMRglobal Corp.* ......................          53,700         1,033,725
Sykes Enterprises, Inc.* ..............          86,500         2,886,937
Visual Networks, Inc.* ................          19,000           608,000
                                                             ------------
                                                                4,528,662
                                                             ------------
COMPUTER SOFTWARE (9.6%)
About.com, Inc.* ......................          13,600           705,500
Advent Software, Inc.* ................          28,900         1,936,300
Allaire Corp.* ........................          35,500         2,422,875
BindView Development Corp.* ...........          93,600         2,223,000
Intraware, Inc.* ......................          24,800           595,200
Macromedia, Inc.* .....................          99,800         3,517,950
Marimba, Inc.* ........................          17,100           900,956
Mercury Interactive Corp.* ............          37,800         1,337,175
Micromuse, Inc.* ......................         101,050         5,039,869



-------------------------------------------------------------------------
                                              NUMBER             VALUE
                                             OF SHARES         (NOTE 1)
-------------------------------------------------------------------------
New Era of Networks, Inc.* ............          59,300      $  2,605,494
Online Resources &
  Communications Corp.* ...............          33,300           451,631
Peregrine Systems, Inc.* ..............         110,200         2,830,763
Ramp Networks, Inc.* ..................          30,600           437,963
USinternetworking, Inc.* ..............          21,600           907,200
Verity, Inc.* .........................          36,300         1,967,006
Vignette Corp. ........................          10,200           765,000
                                                             ------------
                                                               28,643,882
                                                             ------------
MISCELLANEOUS (1.3%)
Flextronics International Ltd.* .......          60,600         3,363,300
iVillage, Inc.* .......................           8,600           432,150
                                                             ------------
                                                                3,795,450
                                                             ------------
NETWORKING SOFTWARE (0.3%)
Concentric Network Corp.* .............          20,600           818,850
                                                             ------------
SEMICONDUCTOR CAPITAL EQUIPMENT (0.5%)
MKS Instruments, Inc.* ................          81,800         1,523,525
                                                             ------------
SEMICONDUCTOR COMPONENTS (6.7%)
Alpha Industries, Inc.* ...............           5,900           280,988
Applied Micro Circuits Corp.* .........          33,900         2,788,275
ATMI, Inc.* ...........................          57,700         1,716,575
DuPont Photomasks, Inc.* ..............          50,500         2,417,688
Emulex Corp.* .........................          12,300         1,367,606
Micrel, Inc.* .........................          26,400         1,953,600
MIPS Technologies, Inc.
  (Class A)* ..........................          75,000         3,595,312
Photronics, Inc.* .....................          72,200         1,768,900
Software.com, Inc.* ...................          18,500           428,969
TranSwitch Corp.* .....................          75,700         3,586,287
                                                             ------------
                                                               19,904,200
                                                             ------------
  TOTAL TECHNOLOGY (21.2%) ............                        62,874,525
                                                             ------------
UTILITIES
ELECTRIC & GAS UTILITY (2.1%)
Calpine Corp.* ........................          55,700         3,007,800
Metzler Group, Inc.* ..................         113,700         3,140,963
                                                             ------------
                                                                6,148,763
                                                             ------------
TELEPHONE UTILITY (0.8%)
WinStar Communications, Inc.* .........          49,100         2,393,625
                                                             ------------
 TOTAL UTILITIES (2.9%) ...............                         8,542,388
                                                             ------------
TOTAL COMMON STOCKS (94.7%)
  (Cost $254,695,131)..................                       281,187,108
                                                             ------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (10.0%)
Chase Nassau
  4.62%, due 07/01/99 .................     $29,617,974        29,617,974
                                                             ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (10.0%)
  (Amortized Cost $29,617,974).........                        29,617,974
                                                             ------------
TOTAL INVESTMENTS (104.7%)
  (Cost/Amortized Cost
     $284,313,105).....................                       310,805,082
OTHER ASSETS
  LESS LIABILITIES (-4.7%) ............                      (13,880,094)
                                                             ------------
NET ASSETS (100.0%) ...................                     $296,924,988
                                                            =============

----------
*     Non-income producing.


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                                  NUMBER                 VALUE
                                                 OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.1%)
Akzo Nobel N.V. .............................     2,500               $  105,320
Georgia Gulf Corp. ..........................    22,000                  371,250
                                                                      ----------
                                                                         476,570
                                                                      ----------
CHEMICALS--SPECIALTY (0.1%)
Lyondell Chemical Co. .......................    15,000                  309,375
                                                                      ----------
PAPER (0.0%)
UPM-Kymmene Oyj .............................     5,620                  161,321
                                                                      ----------
STEEL (0.0%)
Pohang Iron & Steel Co. Ltd.
  (ADR) .....................................     2,000                   67,250
                                                                      ----------
  TOTAL BASIC MATERIALS (0.2%) ..............                          1,014,516
                                                                      ----------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (2.2%)
AT&T Corp.--Liberty Media
  Group--A* .................................    58,760                2,159,430
CBS Corp.* ..................................     8,800                  382,250
Chancellor Media Corp.* .....................    17,800                  981,225
Clear Channel Communications,
  Inc.* .....................................    12,700                  875,506
Comcast Corp. (Class A) SPL .................    10,000                  384,375
Gannett Co., Inc. ...........................    13,000                  927,875
MediaOne Group, Inc.* .......................     9,600                  714,000
Seat Pagine Gialle Spa ......................   196,000                  268,152
Television Broadcasts Ltd. ..................    31,000                  145,444
Time Warner, Inc. ...........................    28,570                2,099,895
United News & Media PLC .....................    30,000                  288,675
USA Networks, Inc.* .........................     5,900                  236,738
Wolters Kluwer N.V. .........................     4,400                  175,368
                                                                      ----------
                                                                       9,638,933
                                                                      ----------
PROFESSIONAL SERVICES (0.3%)
Cap Gemini SA ...............................     2,400                  377,664
Nielsen Media Research, Inc.* ...............    25,000                  731,250
                                                                      ----------
                                                                       1,108,914
                                                                      ----------
TRUCKING, SHIPPING (0.0%)
Frontline Ltd.--Warrants (expire
  05/11/01)* ................................     3,804                        0
Knightsbridge Tankers Ltd. ..................     6,800                  119,000
OMI Corp.* ..................................    53,100                  109,519
                                                                      ----------
                                                                         228,519
                                                                      ----------
  TOTAL BUSINESS SERVICES (2.5%)                                      10,976,366
                                                                      ----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace PLC .......................    10,000                   64,952
Loral Space & Communications*................     7,000                  126,000
                                                                      ----------
                                                                         190,952
                                                                      ----------
BUILDING & CONSTRUCTION (0.3%)
ABB AG ......................................        40                   59,290
ABB Ltd.* ...................................     1,800                  169,943
American Standard Companies,
  Inc.* .....................................    18,500                  888,000
New World Infrastructure Ltd. ...............   113,400                  213,402
                                                                      ----------
                                                                       1,330,635
                                                                      ----------



--------------------------------------------------------------------------------
                                                NUMBER                  VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
Lafarge SA ..................................      800                $   76,161
Louisiana-Pacific Corp. .....................   10,000                   237,500
Martin Marietta Materials, Inc. .............   19,700                 1,162,300
                                                                      ----------
                                                                       1,475,961
                                                                      ----------
ELECTRICAL EQUIPMENT (0.8%)
General Electric Co. ........................   28,400                 3,209,200
Johnson Electric Holdings Ltd. ..............   52,000                   214,480
Schneider SA ................................    4,000                   224,888
                                                                      ----------
                                                                       3,648,568
                                                                      ----------
MACHINERY (0.7%)
AlliedSignal, Inc. ..........................   13,900                   875,700
FKI PLC .....................................   10,000                    31,085
United Technologies Corp. ...................   30,200                 2,164,963
                                                                      ----------
                                                                       3,071,748
                                                                      ----------
  TOTAL CAPITAL GOODS (2.2%) ................                          9,717,864
                                                                      ----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
Alaska Air Group, Inc.* .....................    5,000                   208,750
British Airways PLC .........................   42,500                   293,477
Continental Airlines, Inc.
  (Class B)* ................................   20,000                   752,500
Northwest Airlines Corp.* ...................    6,000                   195,000
                                                                      ----------
                                                                       1,449,727
                                                                      ----------
APPAREL, TEXTILE (0.0%)
Unifi, Inc.* ................................      500                    10,625
                                                                      ----------
AUTO RELATED (0.1%)
Autoliv, Inc. ...............................    5,600                   171,260
AutoNation, Inc.* ...........................   10,000                   178,125
DaimlerChrysler AG ..........................    2,900                   253,624
                                                                      ----------
                                                                         603,009
                                                                      ----------
AUTOS & TRUCKS (0.0%)
Honda Motor Co. Ltd. ........................    3,000                   127,327
                                                                      ----------
FOOD SERVICES, LODGING (0.4%)
Compass Group PLC ...........................   10,000                    99,223
Starbucks Corp.* ............................   32,100                 1,205,756
U.S. Foodservice* ...........................    8,000                   341,000
                                                                      ----------
                                                                       1,645,979
                                                                      ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Newell Rubbermaid, Inc. .....................   33,637                 1,564,120
                                                                      ----------
LEISURE RELATED (1.2%)
Berjaya Sports Toto BHD(a) ..................   16,000                    33,365
Carnival Corp. (Class A) ....................   32,800                 1,590,800
Cyrk, Inc.* .................................   10,600                    64,262
Harley-Davidson, Inc. .......................   24,400                 1,326,750
Hasbro, Inc. ................................    3,000                    83,812
MGM Grand, Inc.* ............................   17,000                   833,000
Royal Caribbean Cruises Ltd. ................   13,980                   611,625
Sankyo Co. Ltd. .............................    8,000                   383,222
TABCORP Holdings Ltd. .......................   15,900                   106,732
                                                                      ----------
                                                                       5,033,568
                                                                      ----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. .........................    6,000                   227,352
                                                                      ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
RETAIL--GENERAL (2.0%)
Bed Bath & Beyond, Inc.* ...........      4,000               $  154,000
Circuit City Stores-Circuit City
  Group ............................     15,924                1,480,932
Dixons Group PLC ...................     12,300                  229,923
Genesis Direct, Inc.* ..............      9,000                   16,875
Home Depot, Inc. ...................     19,459                1,253,889
Kingfisher PLC .....................     11,000                  126,670
Kohl's Corp.* ......................     17,800                1,373,938
Koninklijke Ahold N.V. .............      8,800                  303,486
Limited, Inc. ......................     41,000                1,860,375
Next PLC ...........................     24,200                  294,135
Wal-Mart Stores, Inc. ..............     34,229                1,651,549
                                                              ----------
                                                               8,745,772
                                                              ----------
  TOTAL CONSUMER CYCLICALS (4.5%)                             19,407,479
                                                              ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.4%)
Coca-Cola Enterprises, Inc. ........     50,000                1,487,500
Diageo PLC .........................     18,000                  188,112
                                                              ----------
                                                               1,675,612
                                                              ----------
CONTAINERS (0.3%)
Sealed Air Corp.* ..................     19,400                1,258,575
                                                              ----------
DRUGS (2.0%)
AstraZeneca Group PLC ..............      3,683                  142,566
Biogen, Inc.* ......................      8,900                  572,381
Bristol-Myers Squibb Co. ...........     39,500                2,782,281
Dura Pharmaceuticals, Inc.* ........     20,000                  238,750
Human Genome Sciences, Inc.* .......     10,500                  414,750
Millennium Pharmaceuticals,
  Inc.* ............................     12,300                  442,800
Novartis AG ........................         80                  117,033
Sanofi-Synthelabo SA* ..............      6,400                  271,931
Santen Pharmaceutical Co. Ltd. .....      5,000                   96,385
Schering-Plough Corp. ..............     50,000                2,650,000
Takeda Chemical Industries .........     10,000                  464,135
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      9,000                  344,751
                                                              ----------
                                                               8,537,763
                                                              ----------
FOODS (0.2%)
Ajinomoto Co., Inc. ................     14,000                  159,841
Nestle SA ..........................         82                  148,020
Ng Fung Hong Ltd. ..................    134,000                  111,403
Tyson Foods, Inc. (Class A) ........     17,240                  387,900
                                                              ----------
                                                                 807,164
                                                              ----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Health Management Associates,
  Inc. (Class A)* ..................     16,000                  180,000
HEALTHSOUTH Corp.* .................      3,000                   44,813
Medtronic, Inc. ....................     25,000                1,946,875
Sun International Hotels Ltd.* .....      7,400                  331,150
Tenet Healthcare Corp.* ............     26,100                  484,481
                                                              ----------
                                                               2,987,319
                                                              ----------
RETAIL--FOOD (0.8%)
Familymart Co. .....................      5,000                  229,585
Food Lion, Inc. (Class A) ..........     34,900                  414,437
Kroger Co.* ........................     65,575                1,832,002
Safeway, Inc.* .....................     18,420                  911,790
                                                              ----------
                                                               3,387,814
                                                              ----------



------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
------------------------------------------------------------------------
SOAPS & TOILETRIES (0.2%)
Gillette Co. .......................      7,610               $  312,010
Kao Corp. ..........................     14,000                  393,812
Shiseido Co. Ltd. ..................     21,000                  315,165
                                                              ----------
                                                               1,020,987
                                                              ----------
TOBACCO (0.6%)
Loews Corp. ........................      2,000                  158,250
Philip Morris Cos., Inc. ...........     41,700                1,675,819
Seita ..............................      3,750                  216,834
Tabacalera SA--A ...................     30,600                  619,280
                                                              ----------
                                                               2,670,183
                                                              ----------
  TOTAL CONSUMER NONCYCLICALS (5.2%)                          22,345,417
                                                              ----------
CREDIT SENSITIVE
BANKS (2.5%)
Bangkok Bank Public Co. Ltd.*.......      2,000                    7,483
Bank of America Corp. ..............     36,976                2,710,803
Bank of Ireland ....................     10,000                  168,305
Bank of Scotland ...................     28,000                  371,019
Bank of Tokyo-Mitsubishi Ltd. ......     35,000                  498,924
Bank One Corp. .....................     30,000                1,786,875
Banque Nationale de Paris ..........      3,000                  250,289
Barclays PLC .......................      2,000                   58,240
Citigroup, Inc. ....................     75,300                3,576,750
Commonwealth Bank of
  Australia ........................      6,300                   99,909
Development Bank of Singapore
  Ltd. .............................     15,000                  183,276
Fuji Bank Ltd. .....................     29,000                  202,499
National Australia Bank Ltd. .......      3,500                   57,697
PT Bank Dagang Nasional
  Indonesia Tbk* ...................    136,000                        0
Societe Generale (Class A) .........      1,700                  299,986
Standard Chartered PLC .............     28,520                  466,088
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......        375                       88
UBS AG--Registered .................        440                  131,572
Unicredito Italiano Spa ............     42,600                  187,382
                                                              ----------
                                                              11,057,185
                                                              ----------
FINANCIAL SERVICES (2.4%)
A.G. Edwards, Inc. .................      7,000                  225,750
Associates First Capital Corp.
  (Class A) ........................     51,700                2,290,959
Credit Saison Co. ..................      5,200                  108,844
Daiwa Securities Group, Inc. .......     47,000                  311,078
Legg Mason, Inc. ...................      6,000                  231,000
MBIA, Inc. .........................     11,500                  744,625
MBNA Corp. .........................    105,900                3,243,187
Merrill Lynch & Co., Inc. ..........      8,100                  647,494
Morgan Stanley Dean Witter &
  Co. ..............................     13,800                1,414,500
Peregrine Investment Holdings
  Ltd.* ............................     52,000                        0
Radian Group, Inc. .................     20,700                1,010,419
Worms Et Compagnie* ................        200                    9,481
                                                              ----------
                                                              10,237,337
                                                              ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
INSURANCE (0.8%)
Ace Ltd. ............................      1,000               $   28,250
American International Group,
  Inc. ..............................     11,000                1,287,687
Everest Reinsurance Holdings,
  Inc. ..............................     16,500                  538,313
Gallagher (Arthur J.) & Co. .........      7,500                  371,250
ING Groep N.V. ......................      6,800                  368,626
UnumProvident Corp. .................      7,400                  405,150
Zurich Allied AG ....................        490                  279,152
                                                               ----------
                                                                3,278,428
                                                               ----------
REAL ESTATE (0.1%)
Boston Properties, Inc. .............      5,000                  179,375
Cheung Kong Holdings Ltd. ...........      4,000                   35,575
New World Development Co. ...........     69,000                  206,778
Sun Hung Kai Properties Ltd. ........     16,000                  145,908
                                                               ----------
                                                                  567,636
                                                               ----------
UTILITY--ELECTRIC (0.3%)
AES Corp.* ..........................     16,800                  976,500
Huaneng Power International,
  Inc. ..............................    408,000                  170,914
                                                               ----------
                                                                1,147,414
                                                               ----------
UTILITY--TELEPHONE (0.4%)
AT&T Corp. ..........................          7                      364
British Telecommunications PLC.......     10,000                  167,684
Sprint Corp. (FON Group) ............     14,800                  781,625
Telecom Italia Spa ..................     13,100                   71,149
Telefonica SA* ......................      4,162                  200,715
Telekomunikacja Polska S.A.
  (GDR)* ............................     15,500                  109,275
Viatel, Inc.* .......................     10,000                  561,250
                                                               ----------
                                                                1,892,062
                                                               ----------
  TOTAL CREDIT SENSITIVE (6.5%) .....                          28,180,062
                                                               ----------
ENERGY
OIL--DOMESTIC (0.5%)
Kerr-McGee Corp. ....................     31,900                1,600,981
Louis Dreyfus Natural Gas
  Corp.* ............................     22,000                  474,375
Tom Brown, Inc.* ....................     17,500                  272,344
                                                               ----------
                                                                2,347,700
                                                               ----------
OIL--INTERNATIONAL (0.6%)
BP Amoco PLC ........................     11,100                  199,087
Elf Aquitaine SA ....................      1,090                  160,155
Orogen Minerals Ltd. ................      5,160                    5,580
Repsol SA ...........................      4,230                   86,480
Total Fina SA - B ...................      2,881                  372,143
Total Fina SA (ADR) .................     27,500                1,772,031
                                                               ----------
                                                                2,595,476
                                                               ----------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Noble Drilling Corp.* ...............     34,500                  679,219
Woodside Petroleum Ltd. .............     15,400                  103,883
                                                               ----------
                                                                  783,102
                                                               ----------
  TOTAL ENERGY (1.3%) ...............                           5,726,278
                                                               ----------


-------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (3.0%)
ABB AB (B Shares) ...................      9,500               $  126,196
Cisco Systems, Inc.* ................     58,600                3,779,700
Hoya Corp. ..........................      3,000                  169,521
Infosys Technologies Ltd.
  (ADR) .............................      5,100                  295,800
Intel Corp. .........................     42,600                2,534,700
Micron Technology, Inc.* ............      5,000                  201,563
Rohm Co. Ltd. .......................      1,000                  156,780
Sanmina Corp.* ......................     11,500                  872,562
Seagate Technology, Inc.* ...........     27,200                  697,000
Solectron Corp.* ....................     48,600                3,241,012
Sterling Commerce, Inc.* ............     12,500                  456,250
TDK Corp. ...........................      3,000                  274,758
Tokyo Electron Ltd. .................      4,000                  271,697
                                                               ----------
                                                               13,077,539
                                                               ----------
OFFICE EQUIPMENT (1.0%)
Canon, Inc. .........................      6,000                  172,747
Dell Computer Corp.* ................     71,000                2,627,000
International Business Machines
  Corp. .............................     13,000                1,680,250
                                                               ----------
                                                                4,479,997
                                                               ----------
OFFICE EQUIPMENT SERVICES (1.7%)
Electronic Data Systems Corp. .......     17,000                  961,563
First Data Corp. ....................     45,900                2,246,231
Fiserv, Inc.* .......................     14,950                  468,122
Fuji Soft ABC, Inc. .................        240                   14,296
McKesson HBOC, Inc. .................     17,113                  549,755
Microsoft Corp.* ....................     30,400                2,741,700
Misys PLC ...........................     14,000                  119,919
                                                               ----------
                                                                7,101,586
                                                               ----------
TELECOMMUNICATIONS (3.3%)
Cable & Wireless PLC (ADR) ..........     10,000                  396,250
China Telecom (Hong Kong)
  Ltd. ..............................     84,000                  233,324
Clearnet Communications, Inc.
  (Class A)* ........................     29,000                  404,188
Equant N.V.* ........................      3,880                  365,205
Global TeleSystems Group, Inc.*......     26,842                2,174,202
Korea Telecom Corp. (ADR)* ..........      7,737                  309,480
Lucent Technologies, Inc. ...........     27,290                1,840,369
Mannesmann AG .......................      2,890                  432,688
MCI WorldCom, Inc.* .................     24,700                2,130,375
Millicom International Cellular
  SA* ...............................      1,800                   56,700
Nextel Communications, Inc.
  (Class A)* ........................     20,000                1,003,750
Nokia Oyj ...........................     12,600                1,105,857
NTL, Inc.* ..........................     15,300                1,318,669
NTT Mobile Communications
  Network, Inc. .....................         30                  407,049
Orange PLC* .........................     43,150                  633,027
RCN Corp.* ..........................      5,000                  208,125
SK Telecom Co. Ltd. (ADR) ...........     16,473                  280,040
SmarTone Telecommunications
  Holdings Ltd. .....................     38,000                  135,184
Telstra Corp. Ltd. ..................     23,300                  133,006
United Pan-Europe
  Communications N.V.* ..............      7,770                  422,004

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)


-------------------------------------------------------------------------
                                            NUMBER               VALUE
                                           OF SHARES           (NOTE 1)
-------------------------------------------------------------------------
Vodafone AirTouch PLC ..............            14,600        $   287,887
                                                              -----------
                                                               14,277,379
                                                              -----------
  TOTAL TECHNOLOGY (9.0%) ..........                           38,936,501
                                                              -----------
DIVERSIFIED
MISCELLANEOUS (0.6%)
Suez Lyonnaise des Eaux ............               400             72,237
Tyco International Ltd. ............            25,400          2,406,650
                                                              -----------
  TOTAL DIVERSIFIED (0.6%) .........                            2,478,887
                                                              -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (32.0%)
  (Cost $103,991,594)...............                          138,783,370
                                                              -----------
PREFERRED STOCKS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG .................             1,600             73,848
                                                              -----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ................               920             39,422
                                                              -----------
TOTAL PREFERRED STOCKS (0.0%)
  (Cost $148,800) ..................                              113,270
                                                              -----------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (1.4%)
PRINTING, PUBLISHING &
  BROADCASTING
Time Warner Entertainment Co.
  8.375%, 03/15/23 .................        $5,625,000          6,092,831
                                                              -----------
CONSUMER CYCLICALS
AUTO RELATED (1.2%)
Enterprise Rent-A-Car USA
  Finance Co.
  6.8%, 02/15/08+ ..................         5,500,000          5,195,300
                                                              -----------
AUTOS & TRUCKS (1.3%)
Ford Motor Co.
  6.375%, 02/01/29 .................         6,400,000          5,560,595
                                                              -----------
  TOTAL CONSUMER CYCLICALS (2.5%)                              10,755,895
                                                              -----------
CREDIT SENSITIVE
ASSET BACKED (2.0%)
Capital Auto Receivables Asset
  Trust
  Series 1999-1, Class A2
 5.58%, 06/15/02 ...................         5,500,000          5,450,170
Carco Auto Loan Master Trust
  Series 1998-1, Class A2
 4.9825%, 06/15/05 .................         3,280,000          3,262,058
                                                              -----------
                                                                8,712,228
                                                              -----------
BANKS (1.1%)
First Union Corp.
  6.55%, 10/15/35 ..................         3,110,000          3,080,175
St. George Bank Ltd.
  7.15%, 10/15/05+ .................         2,000,000          1,971,420
                                                              -----------
                                                                5,051,595
                                                              -----------



-------------------------------------------------------------------------
                                      PRINCIPAL          VALUE
                                        AMOUNT         (NOTE 1)
-------------------------------------------------------------------------
FINANCIAL SERVICES (2.5%)
Household Finance Corp.
  6.5%, 11/15/08 ................   $6,125,000      $ 5,813,409
Morgan Stanley Dean Witter &
  Co.
  5.625%, 01/20/04 ..............    5,100,000        4,915,584
                                                    -----------
                                                     10,728,993
                                                    -----------
MORTGAGE RELATED (21.6%)
Federal National Mortgage
  Association:
  6.0%, 11/01/10 ................   10,767,966       10,400,219
  7.0%, 04/01/12 ................    5,024,688        5,046,897
  7.0%, 05/01/26 ................    1,441,991        1,425,321
  7.0%, 09/01/27 ................    1,702,567        1,682,868
  6.5%, 03/01/28 ................    1,826,808        1,766,947
  7.0%, 05/01/28 ................    2,144,685        2,123,047
  6.5%, 09/01/28 ................    2,138,193        2,068,129
  6.5%, 10/01/28 ................    1,938,774        1,875,245
  8.0%, 11/01/28 ................    2,004,953        2,059,448
  8.0%, 12/01/28 ................    3,260,289        3,345,725
  6.0%, 01/01/29 ................    4,102,256        3,860,883
  6.0%, 03/01/29 ................    5,321,452        5,008,343
  7.5%, 03/01/29 ................    4,542,683        4,594,193
  7.5%, 04/01/29 ................    3,727,577        3,769,844
  6.5%, 06/01/29 ................    7,000,000        6,770,624
  7.0%, 06/01/29 ................    6,800,000        6,728,036
  8.0%, 06/01/29 ................    2,000,200        2,052,121
Government National Mortgage
  Association:
  7.0%, 12/15/25 ................    9,019,349        8,912,650
  7.0%, 07/15/27 ................    1,746,829        1,726,164
  7.0%, 02/15/28 ................    6,024,715        5,953,443
  6.5%, 03/15/28 ................    1,498,103        1,444,131
  6.5%, 05/15/28 ................      182,305          175,737
  6.5%, 07/15/28 ................    1,172,763        1,130,512
  6.5%, 03/15/29 ................    7,247,621        6,986,511
Prudential Securities Secured
  Financing
 Series 1999-NRF1, Class A2
  6.48%, 01/15/09 ...............    3,000,000        2,896,890
                                                    -----------
                                                     93,803,928
                                                    -----------
UTILITY--ELECTRIC (0.8%)
Texas Utilities (Series C)
  6.375%, 01/01/08 ..............    3,600,000        3,429,515
                                                    -----------
U.S. GOVERNMENT (17.6%)
U.S. Treasury:
  6.75% Note, 04/30/00 ..........    4,000,000        4,047,500
  6.0% Note, 08/15/00 ...........   20,000,000       20,125,000
  6.25% Note, 04/30/01 ..........    9,500,000        9,615,786
  6.5% Note, 08/31/01 ...........    7,100,000        7,233,125
  7.25% Note, 05/15/04 ..........   11,200,000       11,882,506
  8.125% Bond, 08/15/19 .........    6,570,000        7,935,312
  6.125% Bond, 11/15/27 .........    9,240,000        9,153,375
  5.25% Bond, 11/15/28 ..........    2,650,000        2,345,250
  5.25% Bond, 02/15/29 ..........    4,615,000        4,141,962
                                                    -----------
                                                     76,479,816
                                                    -----------
  TOTAL CREDIT SENSITIVE (45.6%)                    198,206,075
                                                    -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


-------------------------------------------------------------
                                    PRINCIPAL        VALUE
                                      AMOUNT        (NOTE 1)
-------------------------------------------------------------
ENERGY (1.0%)
RAILROADS
Union Pacific Corp.
  6.625%, 02/01/29 ..............  $ 4,845,000   $  4,244,303
                                                 ------------
TOTAL LONG-TERM DEBT SECURITIES (50.5%)
  (Amortized Cost $225,444,763)..                 219,299,104
                                                 ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.6%, due 07/01/99 ............   60,800,000     60,800,000
Federal Home Loan Mortgage
  Corp.
  4.81%, due 07/14/99 ...........   11,146,000     11,126,680
                                                 ------------
  TOTAL U.S. GOVERNMENT AGENCIES (16.6%)           71,926,680
                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (16.6%)
  (Amortized Cost $71,926,680)...                  71,926,680
                                                 ------------
TOTAL INVESTMENTS (99.1%)
  (Cost/Amortized Cost $401,511,837)              430,122,424
OTHER ASSETS
  LESS LIABILITIES (0.9%) .......                   3,920,499
                                                 ------------
NET ASSETS (100.0%) .............                $434,042,923
                                                 ============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Australia ..................................       0.6%
Canada. ....................................       0.1
France .....................................       1.0
Germany ....................................       0.2
Japan ......................................       1.2
Latin America ..............................       0.4
Netherlands ................................       0.4
Scandinavia. ...............................       0.4
Southeast Asia .............................       0.6
Spain ......................................       0.2
Switzerland ................................       0.2
United Kingdom .............................       1.5
United States**. ...........................      93.0
Other European Countries ...................       0.2
                                                 -----
                                                 100.0%
                                                 =====







----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 16.6%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $7,166,720 or 1.7% of net assets.

(a)   Fair value security.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.1%)
Georgia Gulf Corp. ........................   136,000               $  2,295,000
                                                                    ------------
CHEMICALS--SPECIALTY (0.2%)
Lyondell Chemical Co. .....................   120,000                  2,475,000
                                                                    ------------
METALS & MINING (0.0%)
Nord Resources Corp.* .....................    27,939                     15,715
Randgold Resources Ltd.
  (GDR)* ..................................    30,300                    121,200
                                                                    ------------
                                                                         136,915
                                                                    ------------
STEEL (0.0%)
NatSteel Ltd. .............................   220,000                    385,115
                                                                    ------------
  TOTAL BASIC MATERIALS (0.3%) ............                            5,292,030
                                                                    ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (3.7%)
AT&T Corp.--Liberty Media
  Group--A* ...............................   467,066                 17,164,675
Cablevision Systems Corp.
  (Class A) ...............................    98,000                  6,860,000
CBS Corp.* ................................    69,000                  2,997,188
Chancellor Media Corp.* ...................   104,600                  5,766,075
Clear Channel Communications,
  Inc.* ...................................    80,900                  5,577,044
Comcast Corp. (Class A) SPL ...............    76,000                  2,921,250
Gannett Co., Inc. .........................    86,900                  6,202,487
MediaOne Group, Inc.* .....................    63,200                  4,700,500
New Straits Times Press
  BHD(b) ..................................    65,000                    133,235
Nippon Television Network
  Corp. ...................................       960                    397,121
Reuters Group PLC .........................    20,000                    263,278
Time Warner, Inc. .........................   181,500                 13,340,250
United News & Media PLC ...................   419,100                  4,032,795
USA Networks, Inc.* .......................    35,600                  1,428,450
Wolters Kluwer N.V. .......................    80,000                  3,188,502
                                                                    ------------
                                                                      74,972,850
                                                                    ------------
PROFESSIONAL SERVICES (0.3%)
Cap Gemini SA .............................     6,000                    944,160
Nielsen Media Research, Inc.* .............   160,000                  4,680,000
Securitas AB (B Shares) ...................    30,000                    449,876
                                                                    ------------
                                                                       6,074,036
                                                                    ------------
TRUCKING, SHIPPING (0.1%)
Frontline Ltd.--Warrants
  (expire 05/11/01)* ......................    26,628                          0
OMI Corp.* ................................   835,000                  1,722,187
                                                                    ------------
                                                                       1,722,187
                                                                    ------------
  TOTAL BUSINESS SERVICES (4.1%)...........                           82,769,073
                                                                    ------------
CAPITAL GOODS
AEROSPACE (0.4%)
British Aerospace PLC .....................   315,000                  2,045,987
General Motors Corp.
  (Class H)* ..............................    59,900                  3,369,375
Loral Space & Communications*..............   120,000                  2,160,000
                                                                    ------------
                                                                       7,575,362
                                                                    ------------



--------------------------------------------------------------------------------
                                               NUMBER                  VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.6%)
ABB AG ....................................     1,100               $  1,630,470
American Standard Companies,
  Inc.* ...................................   128,600                  6,172,800
CRH PLC ...................................   100,000                  1,772,796
Sekisui House Ltd. ........................    64,000                    691,520
Technip SA ................................    15,350                  1,724,434
                                                                    ------------
                                                                      11,992,020
                                                                    ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Compagnie de St. Gobain ...................    16,000                  2,552,453
Louisiana-Pacific Corp. ...................    20,000                    475,000
Martin Marietta Materials, Inc. ...........   120,000                  7,080,000
                                                                    ------------
                                                                      10,107,453
                                                                    ------------
ELECTRICAL EQUIPMENT (1.2%)
General Electric Co. ......................   189,000                 21,357,000
Johnson Electric Holdings Ltd. ............   500,000                  2,062,308
Schneider SA ..............................    14,300                    803,976
                                                                    ------------
                                                                      24,223,284
                                                                    ------------
MACHINERY (1.2%)
AlliedSignal, Inc. ........................   123,000                  7,749,000
Schindler Holding AG
  Participating Certificate ...............       915                  1,403,429
United Technologies Corp. .................   209,700                 15,032,869
Valmet Oyj ................................    17,400                    197,629
                                                                    ------------
                                                                      24,382,927
                                                                    ------------
  TOTAL CAPITAL GOODS (3.9%) ..............                           78,281,046
                                                                    ------------
CONSUMER CYCLICALS
AIRLINES (0.8%)
Alaska Air Group, Inc.* ...................    40,000                  1,670,000
British Airways PLC .......................   404,000                  2,789,756
Continental Airlines, Inc.
  (Class B)* ..............................   160,000                  6,020,000
Northwest Airlines Corp.* .................   100,000                  3,250,000
UAL Corp.* ................................    30,000                  1,950,000
                                                                    ------------
                                                                      15,679,756
                                                                    ------------
APPAREL, TEXTILE (0.0%)
Unifi, Inc.* ..............................     4,800                    102,000
                                                                    ------------
AUTO RELATED (0.2%)
AutoNation, Inc.* .........................    60,000                  1,068,750
Budget Group, Inc. (Class A)* .............    10,000                    123,125
DaimlerChrysler AG ........................    30,000                  2,623,699
                                                                    ------------
                                                                       3,815,574
                                                                    ------------
AUTOS & TRUCKS (0.1%)
UMW Holdings BHD(b) .......................   170,000                    344,431
Valeo SA ..................................    24,000                  1,982,488
                                                                    ------------
                                                                       2,326,919
                                                                    ------------
FOOD SERVICES, LODGING (0.5%)
Compass Group PLC .........................    90,000                    893,001
Starbucks Corp.* ..........................   193,400                  7,264,587
U.S. Foodservice* .........................    55,000                  2,344,375
                                                                    ------------
                                                                      10,501,963
                                                                    ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.5%)
Newell Rubbermaid, Inc. ...................   232,881                 10,828,967
                                                                    ------------
LEISURE RELATED (1.6%)
Berjaya Sports Toto BHD(b) ................   140,000                    291,943

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------
Carnival Corp. (Class A) ...........       197,400           $  9,573,900
Cyrk, Inc.* ........................       219,700              1,331,931
Harley-Davidson, Inc. ..............       160,400              8,721,750
Hasbro, Inc. .......................        30,000                838,125
MGM Grand, Inc.* ...................       120,000              5,880,000
Royal Caribbean Cruises Ltd. .......        84,000              3,675,000
SHIMANO, INC. ......................        55,000              1,303,674
                                                             ------------
                                                               31,616,323
                                                             ------------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ................        50,000              1,894,598
                                                             ------------
RETAIL--GENERAL (3.1%)
Bed Bath & Beyond, Inc.* ...........        50,000              1,925,000
Castorama Dubois ...................         8,000              1,899,884
Circuit City Stores-Circuit City
  Group ............................       103,100              9,588,300
Genesis Direct, Inc.* ..............        94,400                177,000
Home Depot, Inc. ...................       141,568              9,122,288
Kingfisher PLC .....................       152,326              1,754,105
Kohl's Corp.* ......................       124,000              9,571,250
Koninklijke Ahold NV ...............        75,000              2,586,527
Limited, Inc. ......................       277,500             12,591,563
Next PLC ...........................       213,000              2,588,874
Wal-Mart Stores, Inc. ..............       230,300             11,111,975
                                                             ------------
                                                               62,916,766
                                                             ------------
  TOTAL CONSUMER CYCLICALS (6.9%)                             139,682,866
                                                             ------------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Coca-Cola Enterprises, Inc. ........       346,500             10,308,375
Diageo PLC .........................        80,000                836,054
Fomento Economico Mexico
  (ADR) ............................        20,000                797,500
                                                             ------------
                                                               11,941,929
                                                             ------------
CONTAINERS (0.4%)
Sealed Air Corp.* ..................       131,400              8,524,575
                                                             ------------
DRUGS (2.8%)
Banyu Pharmaceutical Co. Ltd. ......       110,000              1,820,137
Biogen, Inc.* ......................        59,000              3,794,438
Bristol-Myers Squibb Co. ...........       256,000             18,032,000
Human Genome Sciences, Inc.* .......        60,600              2,393,700
Millennium Pharmaceuticals,
  Inc.* ............................        85,000              3,060,000
Novartis AG ........................           900              1,316,621
Sanofi-Synthelabo SA* ..............        36,000              1,529,613
Santen Pharmaceutical Co. Ltd. .....       112,000              2,159,014
Schering-Plough Corp. ..............       318,600             16,885,800
Takeda Chemical Industries .........        50,000              2,320,675
Yamanouchi Pharmaceutical Co.
  Ltd. .............................       102,000              3,907,173
                                                             ------------
                                                               57,219,171
                                                             ------------
FOODS (0.2%)
Ajinomoto Co., Inc. ................       150,000              1,712,584
Tyson Foods, Inc. (Class A) ........       116,200              2,614,500
                                                             ------------
                                                                4,327,084
                                                             ------------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Columbia/HCA Healthcare
  Corp. ............................       150,000              3,421,875


-------------------------------------------------------------------------
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------
Health Management Associates,
  Inc. (Class A)* ..................       130,000           $  1,462,500
HEALTHSOUTH Corp.* .................        50,000                746,875
Medtronic, Inc. ....................       165,700             12,903,888
PT Tempo Scan Pacific ..............       206,000                 85,523
Sun International Hotels Ltd.* .....        65,300              2,922,175
Tenet Healthcare Corp.* ............       164,300              3,049,819
                                                             ------------
                                                               24,592,655
                                                             ------------
RETAIL--FOOD (1.2%)
Delhaize-Le Lion SA ................        18,800              1,602,449
Familymart Co. .....................        30,200              1,386,697
Food Lion, Inc. (Class A) ..........       274,400              3,258,500
Kroger Co.* ........................       426,890             11,926,239
Safeway, Inc.* .....................       121,225              6,000,638
                                                             ------------
                                                               24,174,523
                                                             ------------
SOAPS & TOILETRIES (0.4%)
Benckiser NV (B Shares) ............        28,000              1,496,159
Gillette Co. .......................        53,650              2,199,650
Kao Corp. ..........................       133,000              3,741,209
                                                             ------------
                                                                7,437,018
                                                             ------------
TOBACCO (1.0%)
Japan Tobacco, Inc. ................           150              1,662,944
Loews Corp. ........................        12,000                949,500
Philip Morris Cos., Inc. ...........       276,500             11,111,844
Seita ..............................        42,700              2,469,024
Tabacalera SA--A ...................       154,000              3,116,638
                                                             ------------
                                                               19,309,950
                                                             ------------
  TOTAL CONSUMER NONCYCLICALS (7.8%)
                                                              157,526,905
                                                             ------------
CREDIT SENSITIVE
BANKS (3.8%)
Allied Irish Bank ..................        30,000                397,520
Banca Nazionale del Lavoro
  (BNL) ............................        20,000                 51,834
Banco Santander Central
  Hispano SA .......................       188,400              1,964,769
Bangkok Bank Public Co. Ltd.*.......        20,000                 74,827
Bank of America Corp. ..............       237,000             17,375,062
Bank of Ireland ....................        60,000              1,009,830
Bank of Scotland ...................       120,000              1,590,081
Bank of Tokyo-Mitsubishi Ltd. ......        90,000              1,282,949
Bank One Corp. .....................       208,500             12,418,781
Banque Nationale de Paris ..........        23,700              1,977,284
Barclays PLC .......................        18,000                524,159
Citigroup, Inc. ....................       496,700             23,593,250
ForeningsSparbanken AB .............        54,450                771,520
Istituto Bancario San Paolo di
  Torino Spa .......................        35,511                484,001
National Australia Bank Ltd. .......        45,000                741,825
National Bank of Canada ............        30,000                392,782
Nordbanken Holding AB ..............        20,000                117,369
PT Bank Dagang Nasional
  Indonesia Tbk* ...................     1,230,000                      0
Royal Bank of Scotland Group
  PLC ..............................       116,000              2,364,173
Shizuoka Bank Ltd. .................        25,000                249,442
Societe Generale (Class A) .........        16,600              2,929,271
Standard Chartered PLC .............        55,000                898,837
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......         2,875                    678

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




--------------------------------------------------------------------------------
                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
UBS AG--Registered ........................     6,400               $  1,913,772
Unicredito Italiano Spa ...................   610,500                  2,685,373
United Overseas Bank Ltd. .................     4,000                     27,961
                                                                    ------------
                                                                      75,837,350
                                                                    ------------
FINANCIAL SERVICES (3.4%)
A.G. Edwards, Inc. ........................    50,000                  1,612,500
Acom Co. Ltd. .............................    20,000                  1,729,130
Associates First Capital Corp.
  (Class A) ...............................   336,500                 14,911,156
Credit Saison Co. .........................    62,000                  1,297,758
Irish Life & Permanent PLC ................    60,850                    644,012
Legg Mason, Inc. ..........................    40,000                  1,540,000
MBIA, Inc. ................................    79,900                  5,173,525
MBNA Corp. ................................   700,000                 21,437,500
Merrill Lynch & Co., Inc. .................    59,000                  4,716,313
Morgan Stanley Dean Witter &
  Co. .....................................    91,000                  9,327,500
Peregrine Investment Holdings
  Ltd.* ...................................   472,000
Radian Group, Inc. ........................   133,800                  6,531,113
Takefuji Corp. ............................     6,000                    620,998
Worms Et Compagnie* .......................     2,500                    118,510
                                                                    ------------
                                                                      69,660,015
                                                                    ------------
INSURANCE (1.2%)
Ace Ltd. ..................................     5,000                    141,250
American International Group,
  Inc. ....................................    68,000                  7,960,250
CGU PLC ...................................   125,000                  1,807,179
CNA Financial Corp.* ......................    10,000                    403,125
Everest Reinsurance Holdings,
  Inc. ....................................   115,000                  3,751,875
Gallagher (Arthur J.) & Co. ...............    50,000                  2,475,000
ING Groep N.V. ............................    54,000                  2,927,267
Royal & Sun Alliance Insurance
  Group PLC ...............................   214,396                  1,924,367
Sampo Insurance Co. (A Shares).............    22,000                    638,320
UnumProvident Corp. .......................    48,000                  2,628,000
                                                                    ------------
                                                                      24,656,633
                                                                    ------------
REAL ESTATE (0.2%)
Boston Properties, Inc. ...................    30,000                  1,076,250
Cheung Kong Holdings Ltd. .................    40,000                    355,748
China Resources Enterprise Ltd.............   440,000                    776,974
City Developments Ltd. ....................     4,000                     25,612
Slough Estates PLC ........................   140,700                    799,016
                                                                    ------------
                                                                       3,033,600
                                                                    ------------
UTILITY--ELECTRIC (0.6%)
AES Corp.* ................................   114,200                  6,637,875
Electricidade de Portugal SA ..............     5,000                     90,141
Endesa SA .................................   120,000                  2,562,366
Fortum Oyj ................................    44,938                    217,618
Korea Electric Power Corp.
  (ADR) ...................................   100,000                  2,050,000
                                                                    ------------
                                                                      11,558,000
                                                                    ------------
UTILITY--GAS (0.0%)
Anglian Water PLC (B Shares) ..............   128,600                     93,316
                                                                    ------------

--------------------------------------------------------------------------------
                                                 NUMBER                VALUE
                                               OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
UTILITY--TELEPHONE (0.5%)
AT&T Corp. ................................        40               $      2,253
British Telecommunications PLC.............   129,600                  2,173,186
Sprint Corp. (FON Group) ..................    92,800                  4,901,000
Telecom Italia Spa ........................   110,800                    601,776
Telefonica SA* ............................    51,816                  2,499,097
Telekom Malaysia BHD(b) ...................    38,500                    129,550
                                                                    ------------
                                                                      10,306,862
                                                                    ------------
  TOTAL CREDIT SENSITIVE (9.7%) ...........                          195,145,776
                                                                    ------------
ENERGY
OIL--DOMESTIC (0.4%)
Kerr-McGee Corp. ..........................    59,300                  2,976,119
Louis Dreyfus Natural Gas
  Corp.* ..................................   150,000                  3,234,375
Tom Brown, Inc.* ..........................   141,000                  2,194,312
                                                                    ------------
                                                                       8,404,806
                                                                    ------------
OIL--INTERNATIONAL (0.9%)
BP Amoco PLC ..............................    48,700                    873,470
ENI Spa ...................................   300,000                  1,793,532
Gulf Indonesia Resources Ltd.* ............    17,900                    205,850
Repsol SA .................................    41,850                    855,598
Total Fina SA--B ..........................    22,234                  2,871,999
Total Fina SA (ADR) .......................   183,000                 11,792,063
                                                                    ------------
                                                                      18,392,512
                                                                    ------------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Noble Drilling Corp.* .....................   262,700                  5,171,906
Stolt Comex Seaway S.A.
  (ADR)* ..................................    50,000                    537,500
Woodside Petroleum Ltd. ...................   120,000                    809,480
                                                                    ------------
                                                                       6,518,886
                                                                    ------------
  TOTAL ENERGY (1.6%) .....................                           33,316,204
                                                                    ------------
TECHNOLOGY
ELECTRONICS (4.6%)
Alps Electric Co. Ltd. ....................    54,000                  1,266,567
Cisco Systems, Inc.* ......................   382,000                 24,639,000
CMG PLC* ..................................    36,000                    942,691
Intel Corp. ...............................   269,200                 16,017,400
Micron Technology, Inc.* ..................    50,000                  2,015,625
Sanmina Corp.*+ ...........................   154,900                 11,753,038
Seagate Technology, Inc.* .................   189,600                  4,858,500
Solectron Corp.*+ .........................   392,832                 26,197,002
The Swatch Group AG .......................     9,050                  1,294,773
Tokyo Electron Ltd. .......................    50,000                  3,396,211
                                                                    ------------
                                                                      92,380,807
                                                                    ------------
OFFICE EQUIPMENT (2.2%)
Canon, Inc. ...............................    74,000                  2,130,554
Ceridian Corp.* ...........................   235,100                  7,684,831
Dell Computer Corp.* ......................   467,000                 17,279,000
International Business Machines
  Corp. ...................................    86,800                 11,218,900
Policy Management Systems
  Corp.* ..................................   213,600                  6,408,000
                                                                    ------------
                                                                      44,721,285
                                                                    ------------
OFFICE EQUIPMENT SERVICES (2.6%)
Electronic Data Systems Corp. .............   121,000                  6,844,062

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------
First Data Corp. .....................   306,000               $   14,974,875
Fiserv, Inc.* ........................    95,000                    2,974,688
McKesson HBOC, Inc. ..................   110,000                    3,533,750
Microsoft Corp.* .....................   195,200                   17,604,600
Misys PLC ............................   269,000                    2,304,150
Novell, Inc.* ........................   200,000                    5,300,000
                                                               --------------
                                                                   53,536,125
                                                               --------------
TELECOMMUNICATIONS (4.8%)
Cable & Wireless PLC (ADR) ...........    70,000                    2,773,750
China Telecom (Hong Kong)
  Ltd. ...............................   300,000                      833,301
Clearnet Communications, Inc.
  (Class A)* .........................   170,000                    2,369,375
Energis PLC ..........................    40,000                      954,680
Equant N.V.* .........................    10,000                      941,250
Equant N.V.--New York
  Registered Shares* .................    20,000                    1,846,192
Global TeleSystems Group, Inc.*.......   189,000                   15,309,000
Helsinki Telephone Corp. .............     8,300                      394,226
Hyperion Telecommunications,
  Inc. (Class A)* ....................   148,800                    2,799,300
Intermedia Communications,
  Inc. ...............................       131                        3,930
Keppel Telecommunications &
  Transportation Ltd. ................   193,000                      272,094
Korea Telecom Corp. (ADR)* ...........    22,271                      890,840
Lucent Technologies, Inc. ............   183,800                   12,395,012
Mannesmann AG ........................    21,000                    3,144,102
MCI WorldCom, Inc.* ..................   168,800                   14,559,000
Millicom International Cellular
  SA* ................................    40,000                    1,260,000
Nextel Communications, Inc.
  (Class A)* .........................   120,000                    6,022,500
Nokia Oyj ............................    81,400                    7,144,185
NTL, Inc.* ...........................    75,200                    6,481,300
NTT Mobile Communications
  Network, Inc. ......................       300                    4,030,777
Orange PLC* ..........................   217,000                    3,183,475
Pacific Internet Ltd.* ...............     4,400                      208,450
RCN Corp.* ...........................    35,000                    1,456,875
SK Telecom Co. Ltd. (ADR) ............       681                       11,578
SmarTone Telecommunications
  Holdings Ltd. ......................   300,000                    1,067,244
Telstra Corp. Ltd. ...................   352,000                    2,009,366
United Pan-Europe
  Communications N.V.* ...............    30,400                    1,651,082
Vodafone AirTouch PLC ................   140,000                    2,760,557
WinStar Communications, Inc.* ........     1,424                       69,420
                                                               --------------
                                                                   96,842,861
                                                               --------------
  TOTAL TECHNOLOGY (14.2%) ...........                            287,481,078
                                                               --------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Citic Pacific Ltd. ...................   400,000                    1,276,053
Suez Lyonnaise des Eaux ..............     7,000                    1,264,146
Tomkins PLC ..........................   300,000                    1,301,405
Tyco International Ltd. ..............   186,000                   17,623,500
Vivendi--Rights* .....................    15,600                       18,363
                                                               --------------
  TOTAL DIVERSIFIED (1.1%) ...........                             21,483,467
                                                               --------------


-----------------------------------------------------------------------------
                                          NUMBER                    VALUE
                                        OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (49.6%)
  (Cost $751,683,813).................                         $1,000,978,445
                                                               --------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Chancellor Media Corp.
  7.0% Conv. .........................    11,500                    1,766,688
                                                               --------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv., Series A ...............    30,600                    1,748,025
                                                               --------------
  TOTAL BUSINESS SERVICES (0.2%) .....                              3,514,713
                                                               --------------
CONSUMER CYCLICALS
LEISURE RELATED (0.2%)
Royal Caribbean Cruises Ltd.
  7.25% Series A .....................    22,300                    3,038,375
                                                               --------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG ..................     8,010                      343,234
                                                               --------------
  TOTAL CONSUMER CYCLICALS (0.2%)                                   3,381,609
                                                               --------------
CONSUMER NONCYCLICALS (0.0%)
DRUGS
Alkermes, Inc.
  6.5% Conv. .........................    11,100                      532,106
                                                               --------------
CREDIT SENSITIVE (0.2%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv., Series A .............    41,200                    3,409,300
                                                               --------------
TECHNOLOGY
ELECTRONICS (0.0%)
Times Mirror Co.
  4.25% Conv. ........................    11,900                    1,072,488
                                                               --------------
TELECOMMUNICATIONS (0.9%)
Adelphia Communications, Inc.
  5.5% Conv., Series D ...............    11,800                    2,280,350
Globalstar Telecommunications
  Ltd.
  8.0% Conv.+ ........................    18,400                    1,046,500
ICG Communications, Inc.
  6.75% Conv. ........................    24,200                    1,279,575
IXC Communications, Inc.:
  6.75% Conv. ........................    12,400                      468,100
  6.75% Conv.+ .......................    32,300                    1,219,325
Nextel Strypes Trust
  7.25% Conv. ........................   112,900                    4,741,800
Nextlink Communications:
  6.5% Conv.+ ........................     4,900                      449,575
  6.5% Conv. .........................    32,800                    3,009,400
WinStar Communications, Inc.
  7.0% Conv.+ ........................    64,100                    3,645,687
                                                               --------------
                                                                   18,140,312
                                                               --------------
  TOTAL TECHNOLOGY (0.9%) ............                             19,212,800
                                                               --------------
TOTAL PREFERRED STOCKS (1.5%)
  (Cost $25,529,737)..................                             30,050,528
                                                               --------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




-----------------------------------------------------------------------------
                                        PRINCIPAL                   VALUE
                                         AMOUNT                   (NOTE 1)
-----------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (1.5%)
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............   $   690,000              $    393,300
  4.25% Conv., 11/01/02 .............       680,000                   387,600
Time Warner Entertainment Co.
  8.375%, 03/15/23 ..................    23,580,000                25,541,149
Time Warner, Inc.
  6.625%, 05/15/29 ..................     4,600,000                 4,052,094
                                                                 ------------
                                                                   30,374,143
                                                                 ------------
PROFESSIONAL SERVICES (0.1%)
Doubleclick, Inc.
  4.75% Conv., 03/15/06+ ............     1,285,000                 1,595,006
                                                                 ------------
  TOTAL BUSINESS SERVICES (1.6%).....                              31,969,149
                                                                 ------------
CONSUMER CYCLICALS
AUTOS & TRUCKS (1.0%)
Ford Motor Co.
  6.375%, 02/01/29 ..................    23,000,000                19,983,389
                                                                 ------------
LEISURE RELATED (0.1%)
CUC International, Inc.:
  3.0% Conv., 02/15/02+ .............       590,000                   564,187
  3.0% Conv., 02/15/02 ..............     1,180,000                 1,128,375
                                                                 ------------
                                                                    1,692,562
                                                                 ------------
RETAIL--GENERAL (0.1%)
Amazon.Com, Inc.
  4.75% Conv., 02/01/09+ ............     2,270,000                 2,201,900
                                                                 ------------
  TOTAL CONSUMER CYCLICALS (1.2%)                                  23,877,851
                                                                 ------------
CONSUMER NONCYCLICALS
DRUGS (0.3%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............       765,000                 5,267,025
  7.0% Conv. Sub. Note,
     07/01/03+ ......................       210,000                 1,445,850
Quintiles Transnational Corp.
  4.25% Conv., 05/31/00 .............       450,000                   502,875
                                                                 ------------
                                                                    7,215,750
                                                                 ------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01(a) ...........     1,130,000                       113
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ .............     1,095,000                 1,398,862
  6.0% Conv., 12/01/04 ..............       145,000                   185,238
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ..............       615,000                   681,881
                                                                 ------------
                                                                    2,266,094
                                                                 ------------
  TOTAL CONSUMER NONCYCLICALS (0.4%)                                9,481,844
                                                                 ------------
CREDIT SENSITIVE
ASSET BACKED (2.3%)
Capital Auto Receivables Asset
  Trust
  Series 1999-1, Class A2
  5.58%, 06/15/02 ...................    20,000,000                19,818,800


-----------------------------------------------------------------------------
                                           PRINCIPAL                VALUE
                                            AMOUNT                (NOTE 1)
-----------------------------------------------------------------------------
Carco Auto Loan Master Trust
 Series 1998-1, Class A2
  4.9825%, 06/15/05 .................   $15,930,000              $ 15,842,863
Citibank Credit Card Master
  Trust I
 Series 1999-2, Class A
  5.875%, 03/10/11 ..................    12,000,000                11,235,000
                                                                 ------------
                                                                   46,896,663
                                                                 ------------
BANKS (0.7%)
Citicorp
  6.375%, 11/15/08 ..................    15,000,000                14,230,050
                                                                 ------------
FINANCIAL SERVICES (1.6%)
Household Finance Corp.
  6.5%, 11/15/08 ....................    20,100,000                19,077,473
Merrill Lynch & Co., Inc.
  6.0%, 02/17/09 ....................    13,290,000                12,277,302
                                                                 ------------
                                                                   31,354,775
                                                                 ------------
MORTGAGE RELATED (15.0%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 ...............    16,225,098                16,306,953
  GOLD 7.0%, 01/01/12 ...............     3,457,550                 3,474,994
Federal National Mortgage
  Association:
  7.0%, 05/01/26 ....................     4,598,781                 4,545,619
  7.0%, 09/01/27 ....................     1,645,815                 1,626,772
  7.0%, 10/01/27 ....................    15,401,538                15,246,152
  7.5%, 11/01/27 ....................    16,014,838                16,196,430
  7.0%, 01/01/28 ....................     7,174,219                 7,101,839
  6.5%, 03/01/28 ....................     5,480,425                 5,300,842
  6.5%, 07/01/28 ....................       391,864                   379,023
  6.5%, 09/01/28 ....................     5,701,850                 5,515,012
  6.5%, 10/01/28 ....................     5,771,075                 5,581,968
  8.0%, 11/01/28 ....................     7,572,586                 7,778,409
  8.0%, 12/01/28 ....................    12,405,003                12,730,076
  6.0%, 01/01/29 ....................    15,389,677                14,484,163
  6.0%, 03/01/29 ....................    20,146,669                18,961,260
  7.5%, 03/01/29 ....................     1,173,330                 1,186,634
  7.5%, 04/01/29 ....................    14,402,550                14,565,860
Government National Mortgage
Association:
  7.0%, 12/15/25 ....................       109,086                   107,795
  7.0%, 07/15/27 ....................     8,734,143                 8,630,819
  7.0%, 02/15/28 ....................    23,185,220                22,910,938
  6.5%, 03/15/28 ....................    11,525,501                11,110,272
  6.5%, 04/15/28 ....................     8,272,721                 7,974,680
  6.5%, 05/15/28 ....................     2,686,593                 2,589,803
  7.0%, 06/15/28 ....................        41,910                    41,414
  7.0%, 10/15/28 ....................        94,151                    93,038
  7.0%, 12/15/28 ....................    35,777,770                35,354,519
  6.5%, 03/15/29 ....................    54,704,625                52,733,782
Prudential Securities Secured
 Financing
  Series 1999-NRF1, Class A2
  6.48%, 01/15/09 ...................    11,000,000                10,621,930
                                                                 ------------
                                                                  303,150,996
                                                                 ------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)

------------------------------------------------------------------------------
                                                PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
------------------------------------------------------------------------------
UTILITY--ELECTRIC (0.8%)
Consolidated Edison, Inc.
 Series 98-A
  6.25%, 02/01/08 .........................   $15,780,000       $   15,266,519
                                                                --------------
U.S. GOVERNMENT (13.9%)
U.S. Treasury:
  6.75% Note, 04/30/00 ....................    11,175,000           11,307,703
  6.0% Note, 08/15/00 .....................    38,495,000           38,735,594
  6.25% Note, 04/30/01 ....................    31,200,000           31,580,265
  6.5% Note, 08/31/01 .....................    73,340,000           74,715,125
  7.25% Note, 05/15/04 ....................    11,800,000           12,519,068
  6.875% Note, 05/15/06 ...................    30,905,000           32,537,186
  8.125% Bond, 08/15/19 ...................    29,670,000           35,835,723
  6.125% Bond, 11/15/27 ...................    21,025,000           20,827,891
  5.25% Bond, 11/15/28 ....................     8,220,000            7,274,700
  5.25% Bond, 02/15/29 ....................    17,630,000           15,822,925
                                                                --------------
                                                                   281,156,180
                                                                --------------
  TOTAL CREDIT SENSITIVE (34.3%) ..........                        692,055,183
                                                                --------------
ENERGY
GAS (0.4%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ .......................     7,730,000            7,133,476
                                                                --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Diamond Offshore Drilling, Inc.
  3.75% Conv., 02/15/07 ...................       350,000              348,250
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ....................       350,000              473,375
                                                                --------------
                                                                       821,625
                                                                --------------
RAILROADS (0.4%)
Burlington Northern Santa Fe
  7.082%, 05/13/29 ........................     8,200,000            8,031,564
                                                                --------------
  TOTAL ENERGY (0.8%) .....................                         15,986,665
                                                                --------------
TECHNOLOGY
ELECTRONICS (1.2%)
America Online, Inc.
  4.0% Conv., 11/15/02 ....................       695,000            5,885,347
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ...................     2,470,000            2,420,600
EMC Corp.
  3.25% Conv., 03/15/02 ...................       730,000            3,545,975
HNC Software, Inc.
  4.75% Conv., 03/01/03 ...................     1,175,000            1,148,563
Level One Communications, Inc.:
  4.0% Conv., 09/01/04+ ...................       790,000            1,541,487
  4.0% Conv., 09/01/04 ....................     1,045,000            2,039,056
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ..................     2,345,000            3,801,831
Mindspring Enterprises, Inc.
  5.0% Conv., 04/15/06 ....................     1,040,000              981,500
Photronics, Inc.
  6.0% Conv., 06/01/04 ....................     1,840,000            2,007,900
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ ...................     1,100,000              957,000
                                                                --------------
                                                                    24,329,259
                                                                --------------


------------------------------------------------------------------------------
                                                PRINCIPAL             VALUE
                                                 AMOUNT             (NOTE 1)
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.7%)
At Home Corp.
  0.5246% Conv., 12/28/18+ ................   $ 1,585,000       $    1,258,094
CNET, Inc.
  5.0%, 03/01/06 ..........................       690,000            1,159,200
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ...................     1,605,000            3,990,431
  5.75% Conv., 10/01/06+ ..................       805,000            2,001,431
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ...................     3,265,000            5,183,188
Nextel Communications, Inc.
  4.75% Conv., 07/01/07+ ..................       940,000            1,142,100
NTL, Inc.
  7.0% Conv., 12/15/08 ....................       260,000              412,231
                                                                --------------
                                                                    15,146,675
                                                                --------------
  TOTAL TECHNOLOGY (1.9%) .................                         39,475,934
                                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (40.2%)
 (Amortized Cost $815,377,450).............                        812,846,626
                                                                --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
BellSouth Corp.
  5.09%, due 07/29/99 .....................    15,000,000           14,940,850
Ford Motor Credit Co.
  5.75%, due 07/01/99 .....................    50,000,000           50,000,000
Teachers Insurance and Annuity
 Association
  5.22%, due 07/30/99 .....................    13,000,000           12,945,544
                                                                --------------
  TOTAL COMMERCIAL PAPER (3.9%)                                     77,886,394
                                                                --------------
TIME DEPOSITS (1.6%)
Societe Generale
  5.87%, due 07/01/99 .....................    33,200,000           33,200,000
                                                                --------------
U.S. GOVERNMENT AGENCIES (2.7%)
Federal Home Loan Bank
  4.6%, due 07/01/99 ......................    53,900,000           53,900,000
                                                                --------------
TOTAL SHORT-TERM DEBT
 SECURITIES (8.2%)
 (Amortized Cost $164,986,394).............                        164,986,394
                                                                --------------
TOTAL INVESTMENTS (99.5%)
 (Cost/Amortized Cost
 $1,757,577,394)...........................                      2,008,861,993
OTHER ASSETS
 LESS LIABILITIES (0.5%) ..................                         10,474,811
                                                                --------------
NET ASSETS (100.0%) .......................                     $2,019,336,804
                                                                ==============

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
    As a Percentage of Total Investments
Australia ........................     0.2%
Canada ...........................     0.1
France ...........................     1.7
Germany ..........................     0.3
Japan ............................     1.9
Latin America ....................     0.5
Netherlands ......................     0.7
Scandinavia ......................     0.5
Southeast Asia ...................     0.6
Spain ............................     0.6
Switzerland ......................     0.4
United Kingdom ...................     3.1
United States** ..................    88.9
Other European Countries .........     0.5
                                     -----
                                     100.0%
                                     =====

----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 8.2%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $69,745,651 or 3.5% of net assets.

(a)   Security in default.

(b)   Fair value securities.

      Glossary:

      ADR--American Depository Receipt

      GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.3%)
Akzo Nobel N.V. ........................       28,000           $ 1,179,580
Georgia Gulf Corp. .....................      292,000             4,927,500
GP Batteries International Ltd.
  --Warrants (expire 11/15/00)*.........        5,750                 4,121
                                                                -----------
                                                                  6,111,201
                                                                -----------
CHEMICALS--SPECIALTY (0.2%)
Lyondell Chemical Co. ..................      264,500             5,455,312
                                                                -----------
PAPER (0.1%)
UPM-Kymmene Oyj ........................       87,792             2,520,050
                                                                -----------
 TOTAL BASIC MATERIALS (0.6%) ..........                         14,086,563
                                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.0%)
Rentokil Initial PLC ...................      320,000             1,249,349
                                                                -----------
PRINTING, PUBLISHING &
  BROADCASTING (5.8%)
AT&T Corp.--Liberty Media
  Group--A* ............................      582,782            21,417,230
Cablevision Systems Corp.
  (Class A) ............................      203,500            14,245,000
CBS Corp.* .............................      693,650            30,130,422
Chancellor Media Corp.* ................      132,800             7,320,600
Clear Channel Communications,
  Inc.* ................................      117,000             8,065,687
Comcast Corp. (Class A) SPL ............      149,000             5,727,188
Gannett Co., Inc. ......................       97,000             6,923,375
MediaOne Group, Inc.* ..................       82,100             6,106,188
Seat Pagine Gialle Spa .................    3,356,000             4,591,422
Television Broadcasts Ltd. .............      426,000             1,998,685
Time Warner, Inc. ......................      245,000            18,007,500
United News & Media PLC ................      415,000             3,993,343
USA Networks, Inc.* ....................       74,200             2,977,275
Wolters Kluwer N.V. ....................       59,800             2,383,405
                                                                -----------
                                                                133,887,320
                                                                -----------
PROFESSIONAL SERVICES (0.7%)
Cap Gemini SA ..........................       31,800             5,004,047
Nielsen Media Research, Inc.* ..........      390,000            11,407,500
                                                                -----------
                                                                 16,411,547
                                                                -----------
TRUCKING, SHIPPING (0.3%)
Brambles Industries Ltd. ...............       80,000             2,099,530
Frontline Ltd.--Warrants (expire
  05/11/01)* ...........................       76,080                     0
Knightsbridge Tankers Ltd. .............       60,700             1,062,250
OMI Corp.* .............................    1,677,900             3,460,669
                                                                -----------
                                                                  6,622,449
                                                                -----------
 TOTAL BUSINESS SERVICES (6.8%).........                        158,170,665
                                                                -----------
CAPITAL GOODS
AEROSPACE (0.5%)
British Aerospace PLC ..................      110,000               714,472


---------------------------------------------------------------------------
                                             NUMBER                VALUE
                                           OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
General Motors Corp.
  (Class H)* ...........................    153,000             $ 8,606,250
Loral Space &
  Communications*+ .....................    220,000               3,960,000
                                                                -----------
                                                                 13,280,722
                                                                -----------
BUILDING & CONSTRUCTION (0.9%)
ABB AG .................................        300                 444,674
ABB Ltd.* ..............................     25,000               2,360,314
American Standard Companies,
  Inc.* ................................    308,800              14,822,400
New World Infrastructure Ltd. ..........  1,561,000               2,937,577
                                                                -----------
                                                                 20,564,965
                                                                -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.9%)
Lafarge SA .............................      8,000                 761,606
Louisiana-Pacific Corp. ................    227,000               5,391,250
Martin Marietta Materials, Inc. ........    241,200              14,230,800
Unidare PLC--Units .....................      1,700                   3,721
                                                                -----------
                                                                 20,387,377
                                                                -----------
ELECTRICAL EQUIPMENT (1.3%)
General Electric Co. ...................    241,500              27,289,500
Schneider SA ...........................     42,000               2,361,329
                                                                -----------
                                                                 29,650,829
                                                                -----------
MACHINERY (1.2%)
AlliedSignal, Inc. .....................    154,500               9,733,500
United Technologies Corp. ..............    253,400              18,165,612
                                                                -----------
                                                                 27,899,112
                                                                -----------
 TOTAL CAPITAL GOODS (4.8%) ............                        111,783,005
                                                                -----------
CONSUMER CYCLICALS
AIRLINES (1.1%)
Alaska Air Group, Inc.* ................    100,000               4,175,000
British Airways PLC ....................    580,500               4,008,548
Continental Airlines, Inc.
  (Class B)* ...........................    360,000              13,545,000
Northwest Airlines Corp.* ..............    120,000               3,900,000
                                                                -----------
                                                                 25,628,548
                                                                -----------
APPAREL, TEXTILE (0.0%)
Unifi, Inc.* ...........................      9,700                 206,125
                                                                -----------
AUTO RELATED (0.4%)
Autoliv, Inc.+ .........................     76,400               2,336,474
AutoNation, Inc.* ......................    200,000               3,562,500
Bridgestone Corp. ......................     13,000                 393,646
Budget Group, Inc. (Class A)* ..........     60,000                 738,750
DaimlerChrysler AG .....................     40,199               3,515,669
                                                                -----------
                                                                 10,547,039
                                                                -----------
AUTOS & TRUCKS (0.1%)
Honda Motor Co. Ltd. ...................     33,000               1,400,596
                                                                -----------
FOOD SERVICES, LODGING (0.6%)
Starbucks Corp.* .......................    269,000              10,104,312
U.S. Foodservice* ......................    115,000               4,901,875
                                                                -----------
                                                                 15,006,187
                                                                -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Newell Rubbermaid, Inc. ................    291,200              13,540,800
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                               NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
----------------------------------------------------------------------------
LEISURE RELATED (2.7%)
Brass Eagle, Inc.* .....................       156,100           $ 2,926,875
Carnival Corp. (Class A) ...............       264,500            12,828,250
Cendant Corp.* .........................       500,000            10,250,000
Cyrk, Inc.* ............................       309,400             1,875,738
Harley-Davidson, Inc. ..................       211,600            11,505,750
Hasbro, Inc. ...........................        50,000             1,396,875
MGM Grand, Inc.* .......................       215,000            10,535,000
Royal Caribbean Cruises Ltd. ...........       148,000             6,475,000
Sankyo Co. Ltd. ........................        92,000             4,407,049
TABCORP Holdings Ltd. ..................       216,600             1,453,969
                                                                 -----------
                                                                  63,654,506
                                                                 -----------
PHOTO & OPTICAL (0.2%)
Fuji Photo Film Co. ....................       104,000             3,940,763
                                                                 -----------
RETAIL--GENERAL (4.0%)
Bed Bath & Beyond, Inc.* ...............       100,000             3,850,000
Circuit City Stores-Circuit City
  Group ................................       127,400            11,848,200
Dixons Group PLC .......................       180,000             3,364,725
Genesis Direct, Inc.* ..................       225,200               422,250
Home Depot, Inc. .......................       162,809            10,491,005
Kingfisher PLC .........................       150,300             1,730,775
Kohl's Corp.* ..........................       153,400            11,840,562
Koninklijke Ahold N.V. .................       119,000             4,103,957
Limited, Inc. ..........................       595,125            27,003,797
Next PLC ...............................       305,420             3,712,178
Wal-Mart Stores, Inc. ..................       286,670            13,831,827
                                                                 -----------
                                                                  92,199,276
                                                                 -----------
 TOTAL CONSUMER CYCLICALS (9.7%)                                 226,123,840
                                                                 -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Coca-Cola Enterprises, Inc. ............       404,000            12,019,000
Diageo PLC .............................       280,000             2,926,190
                                                                 -----------
                                                                  14,945,190
                                                                 -----------
CONTAINERS (0.5%)
Sealed Air Corp.* ......................       160,800            10,431,900
                                                                 -----------
DRUGS (3.5%)
AstraZeneca Group PLC ..................        64,450             2,494,917
Biogen, Inc.* ..........................        75,000             4,823,438
Bristol-Myers Squibb Co. ...............       321,000            22,610,437
Genzyme Corp. (General
  Division)* ...........................        30,000             1,455,000
Human Genome Sciences, Inc.* ...........       125,300             4,949,350
Millennium Pharmaceuticals,
  Inc.* ................................       154,100             5,547,600
Novartis AG ............................         1,000             1,462,912
Sanofi-Synthelabo SA* ..................        95,200             4,044,978
Santen Pharmaceutical Co. Ltd. .........        59,000             1,137,338
Schering-Plough Corp. ..................       428,300            22,699,900
Takeda Chemical Industries .............       128,000             5,940,928
Yamanouchi Pharmaceutical Co.
  Ltd. .................................       115,000             4,405,146
                                                                 -----------
                                                                  81,571,944
                                                                 -----------
FOODS (0.5%)
Ajinomoto Co., Inc. ....................       180,000             2,055,101
Grand Union Co.* .......................       270,000             2,919,375
Nestle SA ..............................           930             1,678,759


----------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
----------------------------------------------------------------------------
Ng Fung Hong Ltd. ......................   1,834,000             $ 1,524,728
Tyson Foods, Inc. (Class A) ............     147,650               3,322,125
                                                                 -----------
                                                                  11,500,088
                                                                 -----------
HOSPITAL SUPPLIES & SERVICES
  (1.6%)
Columbia/HCA Healthcare
  Corp. ................................     200,000               4,562,500
Genzyme Surgical Products* .............       5,370                  23,662
Health Management Associates,
  Inc. (Class A)* ......................     130,000               1,462,500
HEALTHSOUTH Corp.* .....................     100,000               1,493,750
Medtronic, Inc. ........................     208,500              16,236,937
Sun International Hotels Ltd.* .........     212,200               9,495,950
Tenet Healthcare Corp.* ................     209,900               3,896,269
                                                                 -----------
                                                                  37,171,568
                                                                 -----------
RETAIL--FOOD (1.5%)
Familymart Co. .........................      75,000               3,443,783
Food Lion, Inc. (Class A) ..............     544,400               6,464,750
Kroger Co.* ............................     583,400              16,298,737
Safeway, Inc.* .........................     157,450               7,793,775
Seven-Eleven Japan Co. Ltd. ............       7,900                 775,163
                                                                 -----------
                                                                  34,776,208
                                                                 -----------
SOAPS & TOILETRIES (0.5%)
Gillette Co. ...........................      68,275               2,799,275
Kao Corp. ..............................     194,000               5,457,103
Shiseido Co. Ltd. ......................     288,000               4,322,263
                                                                 -----------
                                                                  12,578,641
                                                                 -----------
TOBACCO (1.2%)
Loews Corp. ............................      15,000               1,186,875
Philip Morris Cos., Inc. ...............     359,000              14,427,313
Seita ..................................      51,201               2,960,573
Tabacalera SA-A ........................     415,800               8,414,918
                                                                 -----------
                                                                  26,989,679
                                                                 -----------
 TOTAL CONSUMER NONCYCLICALS (9.9%)                              229,965,218
                                                                 -----------
CREDIT SENSITIVE
BANKS (4.8%)
Banca Nazionale del Lavoro
  (BNL) ................................      15,403                  39,920
Bank of America Corp. ..................     318,000              23,313,375
Bank of Ireland ........................      90,000               1,514,745
Bank of Scotland .......................     500,000               6,625,337
Bank of Tokyo-Mitsubishi Ltd. ..........     457,000               6,514,528
Bank One Corp. .........................     269,000              16,022,312
Banque Nationale de Paris ..............      38,150               3,182,843
Barclays PLC ...........................      50,000               1,455,997
Citigroup, Inc. ........................     646,700              30,718,250
Commonwealth Bank of
  Australia ............................      86,000               1,363,837
Development Bank of Singapore
  Ltd. .................................     212,000               2,590,302
Fuji Bank Ltd. .........................     306,000               2,136,709
HSBC Holdings PLC ......................      20,000                 708,596
National Australia Bank Ltd. ...........      48,000                 791,280
Societe Generale (Class A) .............      22,730               4,010,983
Standard Chartered PLC .................     393,800               6,435,676
UBS AG--Registered .....................       6,000               1,794,161

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
------------------------------------------------------------------------------
Unicredito Italiano Spa .................       580,800           $  2,554,733
                                                                  ------------
                                                                   111,773,584
                                                                  ------------
FINANCIAL SERVICES (4.4%)
A.G. Edwards, Inc. ......................       100,000              3,225,000
Associates First Capital Corp.
  (Class A) .............................       427,000             18,921,438
Credit Saison Co. .......................        51,200              1,071,697
Daiwa Securities Group, Inc. ............       599,000              3,964,590
Legg Mason, Inc. ........................       120,000              4,620,000
MBIA, Inc. ..............................       156,500             10,133,375
MBNA Corp. ..............................       849,100             26,003,687
Merrill Lynch & Co., Inc. ...............        74,000              5,915,375
Morgan Stanley Dean Witter &
  Co. ...................................       122,400             12,546,000
Nomura Securities Co. ...................        61,000                715,124
Radian Group, Inc. ......................       311,700             15,214,856
                                                                  ------------
                                                                   102,331,142
                                                                  ------------
INSURANCE (1.7%)
Ace Ltd. ................................         5,000                141,250
American International Group,
  Inc. ..................................        91,000             10,652,688
Assicurazioni Generali ..................        24,000                832,645
CNA Financial Corp.* ....................        20,000                806,250
E. W. Blanch Holdings, Inc. .............        11,000                750,063
Everest Reinsurance Holdings,
  Inc. ..................................       230,000              7,503,750
Gallagher (Arthur J.) & Co. .............       103,900              5,143,050
GIO Australia Holdings Ltd. .............       100,000                242,659
ING Groep N.V. ..........................        93,000              5,041,410
UnumProvident Corp. .....................        63,000              3,449,250
Zurich Allied AG ........................         7,610              4,335,400
                                                                  ------------
                                                                    38,898,415
                                                                  ------------
REAL ESTATE (0.3%)
Boston Properties, Inc. .................        35,000              1,255,625
Cheung Kong Holdings Ltd. ...............        70,000                622,559
City Developments Ltd. ..................        43,000                275,325
New World Development Co. ...............       945,000              2,831,967
Sun Hung Kai Properties Ltd. ............       222,000              2,024,477
                                                                  ------------
                                                                     7,009,953
                                                                  ------------
UTILITY--ELECTRIC (0.5%)
AES Corp.* ..............................       144,000              8,370,000
Huaneng Power International,
  Inc. ..................................     5,564,000              2,330,794
                                                                  ------------
                                                                    10,700,794
                                                                  ------------
UTILITY--TELEPHONE (0.6%)
British Telecommunications PLC...........        90,992              1,525,791
Sprint Corp. (FON Group) ................       119,600              6,316,375
Telecom Italia Spa ......................       150,900                819,567
Telefonica SA* ..........................        62,424              3,010,723
Telekomunikacja Polska S.A.
  (GDR)* ................................       192,600              1,357,830
Viatel, Inc.* ...........................        10,000                561,250
                                                                  ------------
                                                                    13,591,536
                                                                  ------------
 TOTAL CREDIT SENSITIVE (12.3%)                                    284,305,424
                                                                  ------------


------------------------------------------------------------------------------
                                              NUMBER                VALUE
                                            OF SHARES              (NOTE 1)
------------------------------------------------------------------------------
ENERGY
OIL--DOMESTIC (0.7%)
Kerr-McGee Corp. ........................     148,200             $  7,437,787
Louis Dreyfus Natural Gas
  Corp.* ................................     224,700                4,845,094
Tom Brown, Inc.* ........................     200,000                3,112,500
                                                                  ------------
                                                                    15,395,381
                                                                  ------------
OIL--INTERNATIONAL (1.1%)
BP Amoco PLC ............................     149,481                2,681,051
Elf Aquitaine SA ........................      13,000                1,910,107
Repsol SA ...............................      45,000                  919,998
Royal Dutch Petroleum Co. ...............      50,788                2,978,645
Total Fina SA--B ........................      21,470                2,773,312
Total Fina SA (ADR) .....................     228,000               14,691,751
                                                                  ------------
                                                                    25,954,864
                                                                  ------------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Noble Drilling Corp.* ...................     357,900                7,046,156
Stolt Comex Seaway S.A.
  (ADR)* ................................     285,650                3,070,738
Woodside Petroleum Ltd. .................     282,400                1,904,975
                                                                  ------------
                                                                    12,021,869
                                                                  ------------
 TOTAL ENERGY (2.3%) ....................                           53,372,114
                                                                  ------------
TECHNOLOGY
ELECTRONICS (6.0%)
ABB AB (B Shares) .......................     173,800                2,308,719
Cisco Systems, Inc.* ....................     509,200               32,843,400
Hoya Corp. ..............................      43,000                2,429,801
Infosys Technologies Ltd.
  (ADR) .................................      70,600                4,094,800
Intel Corp. .............................     355,300               21,140,350
Micron Technology, Inc.* ................     100,000                4,031,250
Rohm Co. Ltd. ...........................      18,000                2,822,040
Sanmina Corp.* ..........................     160,100               12,147,587
Seagate Technology, Inc.* ...............     480,000               12,300,000
Solectron Corp.*+ .......................     480,082               32,015,452
Sterling Commerce, Inc.* ................     164,100                5,989,650
TDK Corp. ...............................      39,000                3,571,854
Tokyo Electron Ltd. .....................      55,000                3,735,832
                                                                  ------------
                                                                   139,430,735
                                                                  ------------
OFFICE EQUIPMENT (3.1%)
Canon, Inc. .............................      45,000                1,295,607
Ceridian Corp.* .........................     665,000               21,737,187
Dell Computer Corp.* ....................     611,500               22,625,500
International Business Machines
  Corp. .................................     107,500               13,894,375
Policy Management Systems
  Corp.* ................................     454,600               13,638,000
                                                                  ------------
                                                                    73,190,669
                                                                  ------------
OFFICE EQUIPMENT SERVICES (4.4%)
Electronic Data Systems Corp. ...........     244,000               13,801,250
First Data Corp. ........................     563,200               27,561,600
Fiserv, Inc.* ...........................     187,500                5,871,094
Fuji Soft ABC, Inc. .....................       5,580                  332,390
Intuit, Inc.* ...........................      11,200                1,009,400
McKesson HBOC, Inc. .....................     131,098                4,211,523
Microsoft Corp.* ........................     251,900               22,718,232

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




---------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
Misys PLC ..........................       220,000            $   1,884,435
Novell, Inc.* ......................       900,000               23,850,000
                                                              -------------
                                                                101,239,924
                                                              -------------
TELECOMMUNICATIONS (7.2%)
Cable & Wireless PLC (ADR) .........       150,000                5,943,750
China Telecom (Hong Kong)
  Ltd. .............................     1,032,000                2,866,556
Clearnet Communications, Inc.
  (Class A)* .......................       393,000                5,477,438
Equant N.V.* .......................        53,520                5,037,570
Global TeleSystems Group, Inc.*.....       278,400               22,550,400
Hyperion Telecommunications,
  Inc. (Class A)* ..................       303,700                5,713,356
Intermedia Communications, Inc.                 98                    2,940
Korea Telecom Corp. (ADR)* .........       104,162                4,166,480
Lucent Technologies, Inc. ..........       236,250               15,932,109
Mannesmann AG ......................        38,800                5,809,103
MCI WorldCom, Inc.* ................       207,400               17,888,250
Millicom International Cellular
  SA* ..............................        59,200                1,864,800
Nextel Communications, Inc.
  (Class A)* .......................       250,000               12,546,875
Nokia Oyj ..........................       168,768               14,812,159
NTL, Inc.* .........................       160,000               13,790,000
NTT Mobile Communications
  Network, Inc. ....................           380                5,105,651
Orange PLC* ........................       583,550                8,560,906
RCN Corp.* .........................        60,000                2,497,500
SK Telecom Co. Ltd. (ADR) ..........       206,000                3,502,000
SmarTone Telecommunications
  Holdings Ltd. ....................       524,500                1,865,898
Telstra Corp. Ltd. .................       322,000                1,838,113
United Pan-Europe
  Communications N.V.* .............       106,270                5,771,727
Vodafone AirTouch PLC ..............       213,400                4,207,878
WinStar Communications, Inc.* ......         2,829                  137,914
                                                              -------------
                                                                167,889,373
                                                              -------------
 TOTAL TECHNOLOGY (20.7%) ..........                            481,750,701
                                                              -------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Ratin A/S-B ........................           385                   45,176
Suez Lyonnaise des Eaux ............         4,200                  758,488
Tyco International Ltd. ............       230,500               21,839,876
                                                              -------------
 TOTAL DIVERSIFIED (1.0%) ..........                             22,643,540
                                                              -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (68.1%)
  (Cost $1,218,960,857).............                          1,582,201,070
                                                              -------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
Chancellor Media Corp.
  7.0% Conv. .......................         9,600                1,474,800
ProSieben Media AG .................        23,000                1,061,560
                                                              -------------
                                                                  2,536,360
                                                              -------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv., Series A .............        26,400                1,508,100
                                                              -------------
 TOTAL BUSINESS SERVICES (0.2%).....                              4,044,460
                                                              -------------



---------------------------------------------------------------------------
                                              NUMBER                 VALUE
                                             OF SHARES              (NOTE 1)
---------------------------------------------------------------------------
CONSUMER CYCLICALS (0.1%)
LEISURE RELATED
Royal Caribbean Cruises Ltd.
  7.25% Series A ...................        18,500            $   2,520,625
                                                              -------------
CONSUMER NONCYCLICALS (0.0%)
DRUGS
Alkermes, Inc.
  6.5% Conv. .......................         5,900                  282,831
                                                              -------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv., Series A ...........        35,200                2,912,800
                                                              -------------
TECHNOLOGY
ELECTRONICS (0.0%)
Times Mirror Co.
  4.25% Conv. ......................        11,700                1,054,463
                                                              -------------
TELECOMMUNICATIONS (0.7%)
Adelphia Communications, Inc.
  5.5% Conv., Series D .............         9,900                1,913,175
Globalstar Telecommunications
  Ltd.
 8.0% Conv.+ .......................        15,400                  875,875
ICG Communications, Inc.
  6.75% Conv. ......................        20,100                1,062,788
IXC Communications, Inc.:
  6.75% Conv. ......................        17,600                  664,400
 6.75% Conv.+ ......................        23,600                  890,900
Nextel Strypes Trust
  7.25% Conv. ......................        94,400                3,964,800
Nextlink Communications
  6.5% Conv. .......................        31,500                2,890,125
WinStar Communications, Inc.
  7.0% Conv.+ ......................        52,500                2,985,937
                                                              -------------
                                                                 15,248,000
                                                              -------------
 TOTAL TECHNOLOGY (0.7%)                                         16,302,463
                                                              -------------
TOTAL PREFERRED STOCKS (1.1%)
  (Cost $22,072,310)................                             26,063,179
                                                              -------------
                                            PRINCIPAL
                                              AMOUNT
                                           -----------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.2%)
CHEMICALS--SPECIALTY
Lyondell Chemical Co.
  9.625%, 05/01/07+ ................    $3,400,000                3,480,750
                                                              -------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.3%)
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ...........       575,000                  327,750
 4.25% Conv., 11/01/02 .............       560,000                  319,200
Time Warner, Inc.
  6.625%, 05/15/29 .................     8,450,000                7,443,520
                                                              -------------
                                                                  8,090,470
                                                              -------------
PROFESSIONAL SERVICES (0.1%)
Doubleclick, Inc.
  4.75% Conv., 03/15/06+ ...........     1,075,000                1,334,344
                                                              -------------
 TOTAL BUSINESS SERVICES (0.4%).....                              9,424,814
                                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




----------------------------------------------------------------------------
                                         PRINCIPAL                VALUE
                                          AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
CONSUMER CYCLICALS
AUTO RELATED (0.3%)
Federal Mogul Corp.
  7.75%, 07/01/06 ..................   $6,775,000               $  6,473,194
                                                                ------------
AUTOS & TRUCKS (0.4%)
Ford Motor Co.
  6.375%, 02/01/29 .................   11,500,000                  9,991,694
                                                                ------------
LEISURE RELATED (0.0%)
CUC International, Inc.
  3.0% Conv., 02/15/02 .............    1,475,000                  1,410,469
                                                                ------------
RETAIL--GENERAL (0.1%)
Amazon.Com, Inc.
  4.75% Conv., 02/01/09+ ...........    1,895,000                  1,838,150
                                                                ------------
 TOTAL CONSUMER CYCLICALS (0.8%)                                  19,713,507
                                                                ------------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 .............      775,000                  5,335,875
 7.0% Conv. Sub. Note,
   07/01/03+ .......................       40,000                    275,400
Quintiles Transnational Corp.
  4.25% Conv., 05/31/00+ ...........      375,000                    419,062
                                                                ------------
                                                                   6,030,337
                                                                ------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01(a)+ .........      925,000                         93
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ ............      820,000                  1,047,550
 6.0% Conv., 12/01/04 ..............      250,000                    319,375
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 .............      520,000                    576,550
                                                                ------------
                                                                   1,943,568
                                                                ------------
 TOTAL CONSUMER NONCYCLICALS (0.3%)                                7,973,905
                                                                ------------
CREDIT SENSITIVE
ASSET BACKED (0.6%)
Carco Auto Loan Master Trust
 Series 1999-1, Class A1
  5.65%, 03/15/03 ..................    6,500,000                  6,464,445
Citibank Credit Card Master
  Trust I
  Series 1999-2, Class A
  5.875%, 03/10/11 .................    8,300,000                  7,770,875
                                                                ------------
                                                                  14,235,320
                                                                ------------
BANKS (1.1%)
Citicorp
  6.375%, 11/15/08 .................    5,000,000                  4,743,350
Dresdner Funding Trust I
  8.151%, 06/30/31+ ................    4,500,000                  4,306,685
Fuji Bank Ltd.
  9.87%, 12/31/49+ .................    7,000,000                  6,090,000
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ............       20,800                      2,207
St. George Bank Ltd.
  7.15%, 10/15/05+ .................    9,525,000                  9,388,888
                                                                ------------
                                                                  24,531,130
                                                                ------------


----------------------------------------------------------------------------
                                        PRINCIPAL                  VALUE
                                         AMOUNT                  (NOTE 1)
----------------------------------------------------------------------------
FINANCIAL SERVICES (0.7%)
Household Finance Corp.
  5.875%, 02/01/09 .................   $8,000,000               $  7,268,320
Morgan Stanley Dean
  Witter & Co.
  5.625%, 01/20/04 .................   10,300,000                  9,927,552
                                                                ------------
                                                                  17,195,872
                                                                ------------
FOREIGN GOVERNMENT (0.1%)
United Mexican States
  10.375%, 02/17/09 ................    2,020,000                  2,027,575
                                                                ------------
MORTGAGE RELATED (7.9%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 ..............    5,775,035                  5,804,170
 GOLD 7.0%, 01/01/12 ...............    2,737,227                  2,751,037
Federal National Mortgage
  Association:
 6.0%, 04/01/11 ....................    8,775,093                  8,475,406
 7.5%, 04/01/26 ....................    9,075,224                  9,178,128
 7.0%, 05/01/26 ....................    1,636,854                  1,617,932
 7.0%, 08/01/26 ....................      297,323                    294,324
 7.0%, 09/01/27 ....................      662,109                    654,449
 7.0%, 01/01/28 ....................    3,563,665                  3,527,711
 6.5%, 03/01/28 ....................    2,648,871                  2,562,073
 6.5%, 09/01/28 ....................    1,900,617                  1,838,337
 6.5%, 10/01/28 ....................    2,908,162                  2,812,867
 8.0%, 11/01/28 ....................    4,014,590                  4,123,707
 8.0%, 12/01/28 ....................    6,600,098                  6,773,053
 6.0%, 03/01/29 ....................   18,820,597                 17,698,494
 7.5%, 04/01/29 ....................    7,678,258                  7,765,321
 7.5%, 05/01/29 ....................    9,000,000                  9,102,051
 6.5%, 06/01/29 ....................    4,600,000                  4,449,267
 7.0%, 06/01/29 ....................    6,800,000                  6,728,036
 8.0%, 06/01/29 ....................    4,300,430                  4,412,061
Government National Mortgage
  Association:
 7.0%, 07/15/27 ....................    3,176,052                  3,138,479
 7.5%, 09/15/27 ....................           71                         72
 7.0%, 02/15/28 ....................   11,601,797                 11,464,549
 6.5%, 03/15/28 ....................   16,808,905                 16,203,331
 6.5%, 05/15/28 ....................      719,624                    693,698
 7.0%, 05/15/28 ....................   10,672,442                 10,546,187
 6.5%, 07/15/28 ....................    4,397,859                  4,239,417
 6.5%, 11/15/28 ....................   12,326,924                 11,853,077
 7.0%, 12/15/28 ....................   19,611,055                 19,379,056
Prudential Securities Secured
  Financing
 Series 1999-NRF1, Class A2
 6.48%, 01/15/09 ...................    6,000,000                  5,793,780
                                                                ------------
                                                                 183,880,070
                                                                ------------
UTILITY--ELECTRIC (0.3%)
Texas Utilities (Series C)
  6.375%, 01/01/08 .................    6,900,000                  6,573,237
                                                                ------------
U.S. GOVERNMENT (6.3%)
U.S. Treasury:
 6.0% Note, 08/15/00 ...............   25,000,000                 25,156,250
 6.25% Note, 04/30/01 ..............   42,500,000                 43,017,990
 6.5% Note, 08/31/01 ...............    8,775,000                  8,939,531

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)




------------------------------------------------------------------------------
                                                 PRINCIPAL            VALUE
                                                  AMOUNT            (NOTE 1)
------------------------------------------------------------------------------
 7.25% Note, 05/15/04 ......................  $14,315,000       $   15,187,328
 6.875% Note, 05/15/06 .....................    2,000,000            2,105,626
 8.125% Bond, 08/15/19 .....................   18,100,000           21,861,361
 6.125% Bond, 11/15/27 .....................   10,560,000           10,461,000
 5.25% Bond, 11/15/28 ......................   11,040,000            9,785,966
 5.25% Bond, 02/15/29 ......................   11,500,000           10,321,250
                                                                --------------
                                                                   146,836,302
                                                                --------------
 TOTAL CREDIT SENSITIVE (17.0%)                                    395,279,506
                                                                --------------
ENERGY
GAS (0.2%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ........................    3,500,000            3,229,905
                                                                --------------
OIL--SUPPLIES & CONSTRUCTION (0.0%)
Diamond Offshore Drilling, Inc.
  3.75% Conv., 02/15/07 ....................      290,000              288,550
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 .....................      290,000              392,225
                                                                --------------
                                                                       680,775
                                                                --------------
 TOTAL ENERGY (0.2%) .......................                         3,910,680
                                                                --------------
TECHNOLOGY
ELECTRONICS (0.9%)
America Online, Inc.
  4.0% Conv., 11/15/02 .....................      555,000            4,699,809
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ....................    2,055,000            2,013,900
EMC Corp.
  3.25% Conv., 03/15/02 ....................      625,000            3,035,937
HNC Software, Inc.
  4.75% Conv., 03/01/03 ....................      980,000              957,950
Level One Communications, Inc.:
  4.0% Conv., 09/01/04+ ....................      670,000            1,307,337
 4.0% Conv., 09/01/04 ......................      860,000            1,678,075
LSI Logic Corp.
  4.25% Conv., 03/15/04+ ...................    1,960,000            3,177,650
Mindspring Enterprises, Inc.
  5.0% Conv., 04/15/06 .....................      870,000              821,063
Photronics, Inc.
  6.0% Conv., 06/01/04 .....................    1,535,000            1,675,069
Wind River Systems, Inc.
  5.0% Conv., 08/01/02 .....................      920,000              800,400
                                                                --------------
                                                                    20,167,190
                                                                --------------
TELECOMMUNICATIONS (0.5%)
At Home Corp.
  0.5246% Conv., 12/28/18+ .................    1,325,000            1,051,719
CNET, Inc.
  5.0%, 03/01/06 ...........................      575,000              966,000


------------------------------------------------------------------------------
                                                 PRINCIPAL            VALUE
                                                  AMOUNT            (NOTE 1)
------------------------------------------------------------------------------
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ....................  $ 1,295,000       $    3,219,694
 5.75% Conv., 10/01/06+ ....................      715,000            1,777,669
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ....................    2,725,000            4,325,937
Nextel Communications, Inc.
  4.75% Conv., 07/01/07+ ...................      775,000              941,625
NTL, Inc.
  7.0% Conv., 12/15/08 .....................      170,000              269,536
                                                                --------------
                                                                    12,552,180
                                                                --------------
 TOTAL TECHNOLOGY (1.4%) ...................                        32,719,370
                                                                --------------
TOTAL LONG-TERM DEBT SECURITIES (20.3%)
  (Amortized Cost $470,205,620)                                    472,502,532
                                                                --------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES (0.2%)
KeyCorp.
  4.89%, due 07/16/99 ......................    4,000,000            3,991,867
                                                                --------------
COMMERCIAL PAPER
BellSouth Corp.
  5.09%, due 07/29/99 ......................   50,000,000           49,802,834
Gillette Co.
  5.65%, due 07/01/99 ......................   44,000,000           44,000,000
Household Finance Corp.
  5.17%, due 07/30/99 ......................   18,000,000           17,925,325
Teachers Insurance and Annuity
  Association
  4.98%, due 07/15/99 ......................   25,000,000           24,951,680
                                                                --------------
 TOTAL COMMERCIAL PAPER (5.9%)                                     136,679,839
                                                                --------------
TIME DEPOSITS (2.2%)
Societe Generale
  5.87%, due 07/01/99 ......................   51,300,000           51,300,000
                                                                --------------
U.S. GOVERNMENT AGENCIES (1.7%)
Federal Home Loan Bank
  4.6%, due 07/01/99 .......................   40,500,000           40,500,000
                                                                --------------
TOTAL SHORT-TERM DEBT
SECURITIES (10.0%)
 (Amortized Cost $232,471,706)..............                       232,471,706
                                                                --------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost
  $1,943,710,493)...........................                     2,313,238,487
OTHER ASSETS
 LESS LIABILITIES (0.5%) ...................                        11,429,045
                                                                --------------
NET ASSETS (100.0%) ........................                    $2,324,667,532
                                                                ==============

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
Canada ........................     0.2%
France ........................     1.8
Germany .......................     0.5
Japan .........................     3.1
Latin America .................     0.6
Netherlands ...................     1.2
New Zealand & Australia .......     0.8
Scandinavia ...................     1.0
Southeast Asia ................     1.5
Spain .........................     0.5
Switzerland ...................     0.5
United Kingdom ................     3.8
United States** ...............    84.0
Other European Countries ......     0.5
                                  -----
                                  100.0%
                                  =====



----------
*     Non-income producing.

**    Includes Short-Term Debt Securities of 10.0%.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999, these securities amounted to $83,059,215 or 3.6% of net assets.

(a)   Security in default.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt








                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)

1. Organization and Significant Accounting Policies

     The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to separate accounts of other insurance companies unaffiliated with Equitable. Class IB shares are offered to separate accounts of Equitable.

     The investment objectives of each Portfolio are as follows:

     Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

     Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

     Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

     Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

     Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

     Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

     Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

     Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

     Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

     Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.
Over-the-counter written options are valued using prices provided by brokers.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and accretion of discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

     Under a deferred compensation plan, the Trust owes several Trustees the payment of all or part of the fees payable for their services. Such amounts are reflected in the Statements of Assets and Liabilities.

     The Board of Trustees has approved the lending of portfolio securities through its custodian bank, Chase Manhattan Bank ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at June 30, 1999, and the security loan fees received, net of rebates paid, for the six months ended June 30, 1999. Such net fees are included in interest income in the accompanying Statements of Operations.




                                                              VALUE OF               VALUE OF           SECURITY LOAN
PORTFOLIO                                                SECURITIES LOANED     COLLATERAL RECEIVED*     FEES RECEIVED
-----------------------------------------------------   -------------------   ----------------------   --------------
Alliance Intermediate Government Securities .........       $ 47,191,956           $ 48,469,073          $   81,591
Alliance Quality Bond ...............................         71,399,023             73,599,264             109,500
Alliance Growth and Income ..........................         36,261,245             37,512,306              69,702
Alliance Equity Index ...............................         24,027,726             24,126,740             109,631
Alliance Common Stock ...............................        584,479,563            587,676,922             657,885
Alliance Global .....................................         94,642,958             97,668,284             320,385
Alliance International ..............................         14,728,416             15,492,734              83,440
Alliance Aggressive Stock ...........................        290,483,094            296,817,450           1,218,628
Alliance Conservative Investors .....................         69,920,720             72,270,783              98,270
Alliance Balanced ...................................        304,067,472            315,550,794             428,432
Alliance Growth Investors ...........................        184,810,704            190,964,160             448,331

----------
* Including U.S. Government securities valued at $24,902,253, $53,772,754, $40,486,861, $215,558,926 and $54,895,182 for the Alliance Intermediate
      Government Securities, Alliance Quality Bond, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

     (i) market value of investment securities, other assets and liabilities--at the valuation date.

     (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net currency gains or losses realized and unrealized as a result of differences between interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; distributions from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends and distributions are reinvested in additional full and fractional shares of the related Portfolios. All dividends and distributions are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

     Options Written:

     All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

     Futures and Forward Contracts:

     Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Limitations on Market and Credit Risk:

     Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure to trade or exercise the futures contracts purchased through the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1998, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:




                                                 ALLIANCE
                                               INTERMEDIATE     ALLIANCE
                                                GOVERNMENT      QUALITY       ALLIANCE
                                                SECURITIES        BOND       HIGH YIELD
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO
                                              -------------- ------------- -------------
Undistributed (overdistributed) net
 investment income ..........................   $   1,558     $   101,980   $   197,552
Accumulated net realized gain (loss) ........      (1,558)       (101,980)     (197,552)



                                                ALLIANCE
                                                 EQUITY        ALLIANCE         ALLIANCE
                                                 INDEX       COMMON STOCK        GLOBAL
                                               PORTFOLIO      PORTFOLIO        PORTFOLIO
                                              ----------- ----------------- ---------------
Undistributed (overdistributed) net
 investment income ..........................  $   3,951    $ (15,541,411)   $   1,533,285
Accumulated net realized gain (loss) ........     (3,951)      15,541,411       (1,533,285)


                                                               ALLIANCE
                                               ALLIANCE       AGGRESSIVE
                                            INTERNATIONAL       STOCK
                                              PORTFOLIO       PORTFOLIO
                                           --------------- ---------------
Paid-in capital ..........................  $ (2,256,875)   $          --
Undistributed (overdistributed) net
 investment income .......................     2,913,186        9,723,281
Accumulated net realized gain (loss) .....      (656,311)      (9,723,281)



                                              ALLIANCE       ALLIANCE                       ALLIANCE
                                              SMALL CAP    CONSERVATIVE      ALLIANCE        GROWTH
                                               GROWTH        INVESTORS       BALANCED      INVESTORS
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           -------------- -------------- --------------- -------------
Paid-in capital ..........................   $ (168,661)   $        --    $          --   $    64,483
Undistributed (overdistributed) net
 investment income .......................       27,043       (173,812)      (1,175,974)     (105,678)
Accumulated net realized gain (loss) .....      141,618        173,812        1,175,974        41,195

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1998 to December 31, 1998 certain Portfolios incurred and elected to defer until January 1, 1999 for U.S. Federal income tax purposes net capital and net currency losses of approximately:



                                         CAPITAL       CURRENCY
PORTFOLIO                                 LOSSES        LOSSES
-----------------------------------   -------------   ----------
Alliance Quality Bond .............    $ 1,114,087     $     --
Alliance High Yield ...............     35,405,973           --
Alliance Common Stock .............      4,742,342       26,979
Alliance Global ...................             --      435,898
Alliance Small Cap Growth .........      2,835,065           --
Alliance Balanced .................             --      106,329
Alliance Growth Investors .........             --      101,198

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

2. Management of the Trust

     Alliance Capital Management L.P. ("Alliance"), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Under the terms of an Investment Advisory Agreement, Alliance receives fees from each Portfolio at the following rates:




                                                                          AVERAGE DAILY NET ASSETS
                                                   ----------------------------------------------------------------------
                                                        FIRST           NEXT          NEXT          NEXT
PORTFOLIO                                           $750 MILLION    $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
-------------------------------------------------  --------------  -------------- ------------ -------------- -----------
Alliance Money Market ...........................        .350%           .325%         .300%         .280%       .270  %
Alliance Intermediate Government Securities .....        .500%           .475%         .450%         .430%       .420  %
Alliance Quality Bond ...........................        .525%           .500%         .475%         .455%       .445  %
Alliance High Yield .............................        .600%           .575%         .550%         .530%       .520  %
Alliance Growth and Income ......................        .550%           .525%         .500%         .480%       .470  %
Alliance Equity Index ...........................        .325%           .300%         .275%         .255%       .245  %
Alliance Common Stock ...........................        .475%           .425%         .375%         .355%       .345  %*
Alliance Global .................................        .675%           .600%         .550%         .530%       .520  %
Alliance International ..........................        .900%           .825%         .800%         .780%       .770  %
Alliance Aggressive Stock .......................        .625%           .575%         .525%         .500%       .475  %
Alliance Small Cap Growth .......................        .900%           .850%         .825%         .800%       .775  %
Alliance Conservative Investors .................        .475%           .425%         .375%         .350%       .325  %
Alliance Balanced ...............................        .450%           .400%         .350%         .325%       .300  %
Alliance Growth Investors .......................        .550%           .500%         .450%         .425%       .400  %

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into distribution agreements ("the Class IB Distribution Agreements") pursuant to the Distribution Plans with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor"). Both EDI and EQ Financial are indirect, wholly-owned subsidiaries of the Equitable. The Class IB Distribution Agreements provide that each Class IB Distributor receives payments from each Portfolio (except the Alliance Small Cap Growth Portfolio) at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

     The Distribution Plans provide that EDI and EQ Financial will use the payments received under the Class IB Distribution Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since the Class IB Distributor's compensation is not directly tied to their expenses, the amount of compensation received under the Class IB Distribution Agreements during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

4. Investment Transactions


     Investment security transactions, excluding short-term debt securities, for the six months ended June 30, 1999 were as follows:




                                                                   PURCHASES                            SALES
                                                      ----------------------------------- ----------------------------------
                                                          STOCKS AND     U.S. GOVERNMENT      STOCKS AND     U.S. GOVERNMENT
PORTFOLIO                                              DEBT SECURITIES     AND AGENCIES    DEBT SECURITIES    AND AGENCIES
----------------------------------------------------- ----------------- ----------------- ----------------- ----------------
Alliance Intermediate Government Securities .........  $   40,425,593      $412,076,608    $    7,184,196     $443,836,696
Alliance Quality Bond ...............................     122,051,665       228,113,690        73,552,102      243,588,898
Alliance High Yield .................................     494,365,448                --       482,677,799               --
Alliance Growth and Income ..........................     536,543,469                --       383,727,610               --
Alliance Equity Index ...............................     458,768,017                --        40,934,459               --
Alliance Common Stock ...............................   5,128,191,902                --     4,505,434,725               --
Alliance Global .....................................     442,590,159                --       401,617,919               --
Alliance International ..............................     163,523,539                --       160,100,683               --
Alliance Aggressive Stock ...........................   1,502,025,768                --     1,939,647,461               --
Alliance Small Cap Growth ...........................     302,245,329                --       309,592,707               --
Alliance Conservative Investors .....................     119,383,626       112,664,154       117,678,929       98,276,429
Alliance Balanced ...................................     728,143,491       426,325,182       774,852,307      460,959,737
Alliance Growth Investors ...........................     929,068,336       222,461,738       882,322,247      216,764,728

     No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.


     Transactions in options written for the six months ended June 30, 1999 are summarized as follows:




                                                                             ALLIANCE
                                                                           COMMON STOCK
                                                                             PORTFOLIO
                                                                -----------------------------------
                                                                   NUMBER OF           PREMIUMS
                                                                   CONTRACTS           RECEIVED
                                                                ---------------   -----------------
Options outstanding--January 1, 1999 ........................         492,960      $  195,807,516
Options written .............................................       1,241,095         460,512,513
Options terminated in closing purchase transactions .........        (201,380)        (65,700,130)
Options expired .............................................         (10,000)         (3,449,500)
Options exercised ...........................................      (1,125,175)       (439,414,074)
                                                                   ----------      --------------
Options outstanding--June 30, 1999 ..........................         397,500      $  147,756,325
                                                                   ==========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At June 30, 1999, the Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:




                                               CONTRACT       COST ON          U.S. $         UNREALIZED
                                                AMOUNT      ORIGINATION       CURRENT        APPRECIATION
ALLIANCE COMMON STOCK PORTFOLIO:                (000'S)         DATE           VALUE        (DEPRECIATION)
-------------------------------------------   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/01/99 .........   802           $1,276,036      $1,264,462        $ (11,574)
                                                                                              =========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999


                                                           CONTRACT       COST ON          U.S. $         UNREALIZED
                                                            AMOUNT      ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                                  (000'S)         DATE           VALUE        (DEPRECIATION)
-------------------------------------------------------   ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/03/99 -- 07/07/99 .........      2,686      $ 4,253,796     $ 4,237,453      $ (16,343)
Euro, settling 07/02/99 -- 07/30/99 ...................      9,315        9,657,331       9,627,421        (29,910)
Hong Kong Dollar, settling 07/02/99 ...................      2,496          321,703         321,699             (4)
Japanese Yen, settling 07/01/99 .......................    322,586        2,664,857       2,668,869          4,012
Swiss Franc, settling 07/01/99 ........................      3,556        2,298,494       2,291,680         (6,814)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/06/99 .....................         59           93,553          93,815           (262)
Euro, settling 07/01/99 -- 07/07/99 ...................     10,623       10,971,096      10,970,140            956
                                                                                                         -----------
                                                                                                         $ (48,365)
                                                                                                         ===========


                                                         CONTRACT       COST ON         U.S. $         UNREALIZED
                                                          AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                         (000'S)         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------   ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Hong Kong Dollar, settling 07/02/99 .................        899      $  115,816      $  115,812       $    (4)
Japanese Yen, settling 07/01/99 -- 07/02/99 .........    116,782         966,036         966,180           144
Swiss Franc, settling 07/01/99 ......................      1,022         659,780         658,632        (1,148)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/06/99 ...................        755       1,189,023       1,191,524        (2,501)
Euro, settling 07/01/99 -- 07/02/99 .................      2,088       2,157,448       2,155,615         1,833
                                                                                                       ---------
                                                                                                       $(1,676)
                                                                                                       =========


                                                 CONTRACT       COST ON         U.S. $        UNREALIZED
                                                  AMOUNT      ORIGINATION      CURRENT       APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:        (000'S)         DATE          VALUE       (DEPRECIATION)
---------------------------------------------   ----------   -------------   -----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Euro, settling 07/01/99 .....................        134        $138,712      $138,301         $ (411)
Swiss Franc, settling 07/01/99 ..............        254         163,722       163,437           (285)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/02/99 ...........        152         241,682       240,196          1,486
Euro, settling 07/02/99 -- 07/30/99 .........        252         260,314       260,751           (437)
Japanese Yen, settling 07/06/99 .............      2,470          20,090        20,452           (362)
                                                                                               ------
                                                                                               $   (9)
                                                                                               ======


                                                   CONTRACT       COST ON         U.S. $         UNREALIZED
                                                    AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                        (000'S)         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------   ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollars, settling 07/02/99 .........        254      $  168,590      $  167,498       $ (1,092)
British Pounds, settling 07/06/99 .............        942       1,486,817       1,486,733            (84)
Japanese Yen, settling 07/02/99 ...............     52,847         437,512         437,222           (290)
FOREIGN CURRENCY SALE CONTRACTS
Euro, settling 07/02/99 .......................      2,233       2,300,901       2,305,591         (4,690)
Japanese Yen, settling 07/02/99 ...............     45,019         371,385         372,460         (1,075)
Swiss Franc, settling 07/02/99 ................      3,814       2,461,977       2,457,693          4,284
                                                                                                 --------
                                                                                                 $ (2,947)
                                                                                                 ========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999


                                                         CONTRACT       COST ON         U.S. $         UNREALIZED
                                                          AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                      (000'S)         DATE           VALUE       (DEPRECIATION)
-----------------------------------------------------   ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 07/06/99 ...................        320      $  504,499      $  504,471       $     (28)
Euro, settling 07/01/99 .............................      1,396       1,445,612       1,441,349          (4,263)
Swiss Franc, settling 07/01/99 ......................      3,522       2,273,865       2,269,908          (3,957)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 07/01/99 ...................        345         547,187         543,830           3,357
Euro, settling 07/02/99 .............................      3,127       3,230,999       3,229,159           1,840
Greek Drachma, settling 07/02/99 ....................    139,723         443,114         444,255          (1,141)
Japanese Yen, settling 07/02/99 -- 07/06/99 .........    254,115       2,097,774       2,102,724          (4,950)
Singapore Dollars, settling 07/06/99 ................        122          70,474          71,681          (1,207)
                                                                                                       ---------
                                                                                                       $ (10,349)
                                                                                                       =========

     As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



                                                                                GROSS UNREALIZED            NET UNREALIZED
                                                           COST OF      ---------------------------------    APPRECIATION
PORTFOLIO                                                INVESTMENTS      APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------------------------- ----------------- ---------------- ---------------- -----------------
Alliance Money Market ...............................  $ 1,146,367,340   $      117,766   $     (450,332)  $     (332,566)
Alliance Intermediate Government Securities .........      230,389,656          562,965       (3,508,732)      (2,945,767)
Alliance Quality Bond ...............................      353,420,955          211,254      (11,908,284)     (11,697,030)
Alliance High Yield .................................      644,839,529        7,164,957      (77,130,497)     (69,965,540)
Alliance Growth and Income ..........................    1,071,291,751      273,799,318      (48,060,969)     225,738,349
Alliance Equity Index ...............................    1,611,619,102      745,387,678      (18,829,738)     726,557,940
Alliance Common Stock ...............................   10,956,530,821    4,980,509,261     (604,498,424)   4,376,010,837
Alliance Global .....................................    1,174,050,920      464,123,852      (51,083,457)     413,040,395
Alliance International ..............................      230,330,560       31,960,880      (14,786,391)      17,174,489
Alliance Aggressive Stock ...........................    3,917,047,003      927,245,788     (286,733,851)     640,511,937
Alliance Small Cap Growth ...........................      287,618,901       41,282,247      (18,096,066)      23,186,181
Alliance Conservative Investors .....................      401,608,147       38,534,097      (10,019,820)      28,514,277
Alliance Balanced ...................................    1,761,221,272      310,133,712      (62,492,991)     247,640,721
Alliance Growth Investors ...........................    1,946,428,632      433,793,626      (66,983,771)     366,809,855

     During the year ended December 31, 1998, the Alliance Intermediate Government Securities Portfolio utilized available capital loss carryforwards of $3,248,623.


     The Alliance Intermediate Government Securities Portfolio and Alliance Small Cap Growth Portfolio had net capital loss carryforwards of $5,583,325 (of which $5,101,186 expires in the year 2002 and $482,139 expires in the year
2004) and $16,465,876 (all of which expires in the year 2006), respectively. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


5. Capital Share Transactions


     At June 30, 1999, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

     Transactions in Shares were as follows:



                                                                       ALLIANCE
                                      ALLIANCE                       INTERMEDIATE
                                    MONEY MARKET                GOVERNMENT SECURITIES
                                      PORTFOLIO                       PORTFOLIO
                          --------------------------------- ------------------------------
                             SIX MONTHS       YEAR ENDED       SIX MONTHS     YEAR ENDED
                               ENDED         DECEMBER 31,        ENDED       DECEMBER 31,
                           JUNE 30, 1999         1998        JUNE 30, 1999       1998
                          --------------- ----------------- --------------- --------------
                            (UNAUDITED)                       (UNAUDITED)
Class IA
Shares sold .............    81,199,559       136,020,103       3,394,360      7,332,095
Shares issued in
 reinvestment of
 dividends and
 distributions ..........            --         2,682,886              --        724,448
                             ----------       -----------       ---------      ---------
Total shares issued .....    81,199,559       138,702,989       3,394,360      8,056,543
Shares redeemed .........   (76,872,869)     (112,151,509)     (2,140,700)    (4,388,356)
                            -----------      ------------      ----------     ----------
Net increase
 (decrease) .............     4,326,690        26,551,480       1,253,660      3,668,187
                            ===========      ============      ==========     ==========



                                     ALLIANCE                        ALLIANCE
                                   QUALITY BOND                     HIGH YIELD
                                    PORTFOLIO                       PORTFOLIO
                          ------------------------------ --------------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                           JUNE 30, 1999       1998       JUNE 30, 1999        1998
                          --------------- -------------- --------------- ----------------
                            (UNAUDITED)                    (UNAUDITED)
Class IA
Shares sold .............     4,758,113     12,172,248       5,242,478       18,951,617
Shares issued in
 reinvestment of
 dividends and
 distributions ..........            --      2,093,682              --        5,403,877
                              ---------     ----------       ---------       ----------
Total shares issued .....     4,758,113     14,265,930       5,242,478       24,355,494
Shares redeemed .........    (2,071,610)    (2,355,892)     (7,440,728)     (11,963,174)
                             ----------     ----------      ----------      -----------
Net increase
 (decrease) .............     2,686,503     11,910,038      (2,198,250)      12,392,320
                             ==========     ==========      ==========      ===========


                                       ALLIANCE                       ALLIANCE
                                  GROWTH AND INCOME                 EQUITY INDEX
                                      PORTFOLIO                      PORTFOLIO
                            ------------------------------ ------------------------------
                               SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                 ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999       1998       JUNE 30, 1999       1998
                            --------------- -------------- --------------- --------------
                              (UNAUDITED)                    (UNAUDITED)
Class IA
Shares sold ...............     7,205,939     15,163,368      33,387,921     26,611,092
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --      4,401,644              --        694,933
                                ---------     ----------      ----------     ----------
Total shares issued . .....     7,205,939     19,565,012      33,387,921     27,306,025
Shares redeemed ...........    (1,053,837)    (3,992,469)    (17,283,278)    (7,487,195)
                               ----------     ----------     -----------     ----------
Net increase ..............     6,152,102     15,572,543      16,104,643     19,818,830
                               ==========     ==========     ===========     ==========




                                        ALLIANCE                         ALLIANCE
                                      COMMON STOCK                        GLOBAL
                                       PORTFOLIO                        PORTFOLIO
                            -------------------------------- --------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999        1998
                            --------------- ---------------- --------------- ----------------
                              (UNAUDITED)                      (UNAUDITED)
Class IA
Shares sold ...............    17,594,431       43,379,931      10,928,681        8,066,603
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --       63,907,193              --        5,362,782
                               ----------       ----------      ----------        ---------
Total shares issued . .....    17,594,431      107,287,124      10,928,681       13,429,385
Shares redeemed ...........   (15,200,873)     (43,764,983)     (9,756,893)     (13,140,812)
                              -----------      -----------      ----------      -----------
Net increase ..............     2,393,558       63,522,141       1,171,788          288,573
                              ===========      ===========      ==========      ===========


                                        ALLIANCE                         ALLIANCE
                                     INTERNATIONAL                   AGGRESSIVE STOCK
                                       PORTFOLIO                        PORTFOLIO
                            -------------------------------- --------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999        1998
                            --------------- ---------------- --------------- ----------------
                              (UNAUDITED)                      (UNAUDITED)
Class IA
Shares sold ...............    28,829,068       40,984,802      11,981,534       33,480,797
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --          362,445              --        7,661,455
                               ----------       ----------      ----------       ----------
Total shares issued . .....    28,829,068       41,347,247      11,981,534       41,142,252
Shares redeemed ...........   (26,332,713)     (41,520,686)    (25,421,486)     (40,575,903)
                              -----------      -----------     -----------      -----------
Net increase
 (decrease) ...............     2,496,355         (173,439)    (13,439,952)         566,349
                              ===========      ===========     ===========      ===========



                                        ALLIANCE                        ALLIANCE
                                    SMALL CAP GROWTH             CONSERVATIVE INVESTORS
                                       PORTFOLIO                        PORTFOLIO
                            -------------------------------- -------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED        DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999        1998
                            --------------- ---------------- --------------- ---------------
                              (UNAUDITED)                      (UNAUDITED)
Class IA
Shares sold ...............    24,607,219       52,458,409       2,024,321       3,583,057
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --            1,203              --       2,581,375
                               ----------       ----------       ---------       ---------
Total shares issued . .....    24,607,219       52,459,612       2,024,321       6,164,432
Shares redeemed ...........   (25,802,167)     (43,349,403)     (1,515,528)     (3,201,439)
                              -----------      -----------      ----------      ----------
Net increase
 (decrease) ...............    (1,194,948)       9,110,209         508,793       2,962,993
                              ===========      ===========      ==========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999


                                                          ALLIANCE                       ALLIANCE
                                                          BALANCED                   GROWTH INVESTORS
                                                         PORTFOLIO                       PORTFOLIO
                                               ------------------------------ -------------------------------
                                                  SIX MONTHS     YEAR ENDED      SIX MONTHS      YEAR ENDED
                                                    ENDED       DECEMBER 31,       ENDED        DECEMBER 31,
                                                JUNE 30, 1999       1998       JUNE 30, 1999        1998
                                               --------------- -------------- --------------- ---------------
                                                 (UNAUDITED)                    (UNAUDITED)
Class IA
Shares sold ..................................     2,138,360      4,836,054       3,801,520       6,034,474
Shares issued in reinvestment of dividends and
 distributions ...............................            --     11,476,087              --       9,929,342
                                                   ---------     ----------       ---------       ---------
Total shares issued ..........................     2,138,360     16,312,141       3,801,520      15,963,816
Shares redeemed ..............................    (4,732,536)    (9,732,301)     (2,987,875)     (5,077,946)
                                                  ----------     ----------      ----------      ----------
Net increase (decrease) ......................    (2,594,176)     6,579,840         813,645      10,885,870
                                                  ==========     ==========      ==========      ==========


                                                                        ALLIANCE
                                        ALLIANCE                      INTERMEDIATE
                                      MONEY MARKET               GOVERNMENT SECURITIES
                                       PORTFOLIO                       PORTFOLIO
                            -------------------------------- ------------------------------
                               SIX MONTHS      YEAR ENDED       SIX MONTHS     YEAR ENDED
                                 ENDED        DECEMBER 31,        ENDED       DECEMBER 31,
                             JUNE 30, 1999        1998        JUNE 30, 1999       1998
                            --------------- ---------------- --------------- --------------
                              (UNAUDITED)                      (UNAUDITED)
Class IB
Shares sold ...............    18,007,384       40,257,599      1,460,918      2,732,736
Shares issued in
 reinvestment of
 dividends and
 distributions ............            --        1,123,590             --         87,259
                               ----------       ----------      ---------      ---------
Total shares issued .......    18,007,384       41,381,189      1,460,918      2,819,995
Shares redeemed ...........   (20,737,304)     (15,656,425)      (325,432)      (156,546)
                              -----------      -----------      ---------      ---------
Net increase
 (decrease) ...............    (2,729,920)      25,724,764      1,135,486      2,663,449
                              ===========      ===========      =========      =========



                                        ALLIANCE                        ALLIANCE
                                      QUALITY BOND                     HIGH YIELD
                                        PORTFOLIO                       PORTFOLIO
                            --------------------------------- -----------------------------
                               SIX MONTHS     JULY 8, 1998*      SIX MONTHS     YEAR ENDED
                                 ENDED       TO DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999         1998        JUNE 30, 1999       1998
                            --------------- ----------------- --------------- -------------
                              (UNAUDITED)                       (UNAUDITED)
Class IB
Shares sold ...............      27,922           1,010           3,354,910    15,829,829
Shares issued in
 reinvestment of
 dividends and
 distributions ............          --              47                  --     2,231,229
                                 ------           -----           ---------    ----------
Total shares issued .......      27,922           1,057           3,354,910    18,061,058
Shares redeemed ...........     (11,604)             --          (1,106,717)     (612,661)
                                -------           -----          ----------    ----------
Net increase
 (decrease) ...............      16,318           1,057           2,248,193    17,448,397
                                =======           =====          ==========    ==========



                                       ALLIANCE                       ALLIANCE
                                  GROWTH AND INCOME                 EQUITY INDEX
                                      PORTFOLIO                      PORTFOLIO
                            ------------------------------ ------------------------------
                               SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                 ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999       1998       JUNE 30, 1999       1998
                            --------------- -------------- --------------- --------------
                              (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold ...............    2,569,660      4,613,042        265,421         13,073
Shares issued in
 reinvestment of
 dividends and
 distributions ............           --        579,115             --            108
                               ---------      ---------        -------         ------
Total shares issued . .....    2,569,660      5,192,157        265,421         13,181
Shares redeemed ...........      (47,607)      (208,611)       (51,823)        (1,032)
                               ---------      ---------        -------         ------
Net increase ..............    2,522,053      4,983,546        213,598         12,149
                               =========      =========        =======         ======



                                       ALLIANCE                      ALLIANCE
                                     COMMON STOCK                     GLOBAL
                                      PORTFOLIO                      PORTFOLIO
                            ------------------------------ -----------------------------
                               SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                                 ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                             JUNE 30, 1999       1998       JUNE 30, 1999       1998
                            --------------- -------------- --------------- -------------
                              (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold ...............   10,797,596      19,886,395        788,468      1,194,769
Shares issued in
 reinvestment of
 dividends and
 distributions ............           --       4,121,858             --        176,642
                              ----------      ----------        -------      ---------
Total shares issued . .....   10,797,596      24,008,253        788,468      1,371,411
Shares redeemed ...........     (337,265)       (278,288)      (115,632)      (145,815)
                              ----------      ----------       --------      ---------
Net increase ..............   10,460,331      23,729,965        672,836      1,225,596
                              ==========      ==========       ========      =========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999

                                     ALLIANCE                       ALLIANCE
                                  INTERNATIONAL                 AGGRESSIVE STOCK
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ ------------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1999       1998       JUNE 30, 1999       1998
                          --------------- -------------- --------------- --------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold .............      480,544        592,943       1,057,491      2,372,000
Shares issued in
 reinvestment of
 dividends and
 distributions ..........           --          9,904              --        244,653
                               -------        -------       ---------      ---------
Total shares issued .....      480,544        602,847       1,057,491      2,616,653
Shares redeemed .........     (360,691)      (244,562)       (458,503)      (129,735)
                              --------       --------       ---------      ---------
Net increase ............      119,853        358,285         598,988      2,486,918
                              ========       ========       =========      =========

                                     ALLIANCE                      ALLIANCE
                                 SMALL CAP GROWTH           CONSERVATIVE INVESTORS
                                    PORTFOLIO                      PORTFOLIO
                          ------------------------------ -----------------------------
                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED
                               ENDED       DECEMBER 31,       ENDED       DECEMBER 31,
                           JUNE 30, 1999       1998       JUNE 30, 1999       1998
                          --------------- -------------- --------------- -------------
                            (UNAUDITED)                    (UNAUDITED)
Class IB
Shares sold .............     1,330,074     6,064,836       1,878,273      2,038,248
Shares issued in
 reinvestment of
 dividends and
 distributions ..........            --            --              --        185,980
                              ---------     ---------       ---------      ---------
Total shares issued .....     1,330,074     6,064,836       1,878,273      2,224,228
Shares redeemed .........    (1,161,403)     (295,805)        (46,097)       (49,850)
                             ----------     ---------       ---------      ---------
Net increase ............       168,671     5,769,031       1,832,176      2,174,378
                             ==========     =========       =========      =========


                                                           ALLIANCE                        ALLIANCE
                                                           BALANCED                    GROWTH INVESTORS
                                                           PORTFOLIO                       PORTFOLIO
                                               --------------------------------- -----------------------------
                                                  SIX MONTHS     JULY 8, 1998*      SIX MONTHS     YEAR ENDED
                                                    ENDED       TO DECEMBER 31,       ENDED       DECEMBER 31,
                                                JUNE 30, 1999         1998        JUNE 30, 1999       1998
                                               --------------- ----------------- --------------- -------------
                                                 (UNAUDITED)                       (UNAUDITED)
Class IB
Shares sold ..................................     392,734            513           1,606,610      2,539,628
Shares issued in reinvestment of dividends and
 distributions ...............................          --             54                  --        424,011
                                                   -------            ---           ---------      ---------
Total shares issued ..........................     392,734            567           1,606,610      2,963,639
Shares redeemed ..............................     (23,325)            --             (87,897)      (253,305)
                                                   -------            ---           ---------      ---------
Net increase .................................     369,409            567           1,518,713      2,710,334
                                                   =======            ===           =========      =========

----------
* Commencement of operations.


6. Bank Borrowing


     A number of open-end mutual funds managed by the Adviser, including the Trust, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the Statements of Operations. The Trust did not utilize the Facility during the six months ended June 30, 1999.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1999

7. Transactions with Affiliated Companies

     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the six months ended June 30, 1999 are summarized as follows:





                                               MARKET VALUE
                                               DECEMBER 31,      PURCHASES
                                                   1998           AT COST
                                             ---------------- --------------
ALLIANCE COMMON STOCK PORTFOLIO:
Ceridian Corp. .............................  $ 266,334,688    $  3,300,500
Chris Craft Industries, Inc. (Class B) .....     60,857,849              --
Ingram Micro, Inc. (Class A) ...............     83,700,000      68,642,495
Loral Space & Communications ...............    180,280,312     177,097,718
SCI Systems, Inc. ..........................    206,514,000     146,556,164
                                              -------------
                                              $ 797,686,849
                                              =============



                                                              MARKET VALUE                   REALIZED
                                                  SALES         JUNE 30,      DIVIDEND         GAIN
                                                 AT COST          1999         INCOME         (LOSS)
                                             -------------- ---------------- ---------- ------------------
ALLIANCE COMMON STOCK PORTFOLIO:
Ceridian Corp. .............................  $         --   $  252,674,375   $    --     $           --
Chris Craft Industries, Inc. (Class B) .....       689,320       57,954,292        --          2,237,187
Ingram Micro, Inc. (Class A) ...............    81,278,310       88,889,000        --        (42,075,492)
Loral Space & Communications ...............    49,692,615      315,678,600        --        (14,263,226)
SCI Systems, Inc. ..........................    36,089,744      298,656,250        --          1,704,024
                                                             --------------   -------     --------------
                                                             $1,013,852,517   $    --     $  (52,397,507)
                                                             ==============   =======     ==============


                                               MARKET VALUE
                                               DECEMBER 31,      PURCHASES        SALES
                                                   1998           AT COST        AT COST
                                             ---------------- -------------- --------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Circuit City Stores, Inc.--
 CarMax Group ................................  $ 34,580,869    $         --   $ 23,620,002
Continental Airlines, Inc. (Class B) .........   148,468,650      17,459,950      7,898,247
Florida Panthers Holdings, Inc.(a) ...........    23,292,425         949,326     52,742,207
Millicom International Cellular SA ...........    85,782,037       9,835,349      3,436,356
Mohawk Industries, Inc .......................   158,441,025      24,841,404      1,665,382
Premier Parks, Inc. ..........................   162,327,550      12,158,011      5,013,900
Teekay Shipping Corp. ........................    49,463,706       3,085,628             --
Tiffany & Co.(a) .............................   132,327,937              --     45,194,863
Venator Group, Inc. ..........................    61,230,925      15,942,289             --
                                                ------------
                                                $855,915,124
                                                ============



                                                 MARKET VALUE                   REALIZED
                                                   JUNE 30,      DIVIDEND         GAIN
                                                     1999         INCOME         (LOSS)
                                               ---------------- ---------- ------------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Circuit City Stores, Inc.--
 CarMax Group ................................  $ 27,769,500    $       --    $  (17,183,407)
Continental Airlines, Inc. (Class B) .........   170,922,850            --         5,836,094
Florida Panthers Holdings, Inc.(a) ...........            --            --       (30,818,257)
Millicom International Cellular SA ...........    78,507,450            --         3,480,203
Mohawk Industries, Inc .......................   135,761,063            --         3,649,947
Premier Parks, Inc. ..........................   203,712,600            --         1,624,494
Teekay Shipping Corp. ........................    50,074,388     1,176,136                --
Tiffany & Co.(a) .............................   136,547,500       398,688        41,943,920
Venator Group, Inc. ..........................   118,631,581            --                --
                                                ------------    ----------    --------------
                                                $921,926,932    $1,574,824    $    8,532,994
                                                ============    ==========    ==============

----------
(a) Holdings represented less than 5% of outstanding shares at June 30, 1999, although ownership was above 5% for a period of time during the period.


     For the six months ended June 30, 1999, the Common Stock Portfolio incurred brokerage commissions of $5,550,695. This amount includes $4,050 which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.


8. Substitution

     An application has been filed with the SEC requesting approval for the substitution of securities issued by 14 newly-organized portfolios of EQ Advisors Trust (EQAT) for securities issued by portfolios of the Trust currently used as underlying investment options for certain variable annuity contracts and/or variable life insurance policies issued by Equitable and other insurance companies (the "Substitutions"). Equitable will bear all expenses incurred in connection with the Substitutions. The 14 newly-organized EQAT portfolios will have investment objectives, investment strategies and anticipated risks that are identical in all material respects to those of the corresponding Trust portfolios. Pursuant to the application, the effect of the Substitutions will be to transfer the assets and liabilities of each Trust portfolio to the corresponding new EQAT portfolio. Alliance will continue to serve as investment advisor for each of the 14 new portfolios with Equitable serving as the investment manager. Pursuant to the application, there will be no increase in investment management fees; other Trust operating expenses may increase slightly. In connection with the anticipated Substitutions, EQAT has filed with the SEC a post-effective amendment to its registration statement in order to register the 14 newly-organized portfolios. Subject to SEC approval, it is expected that the Substitutions will be completed in the fall of 1999.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
June 30, 1999


SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)


ALLIANCE MONEY MARKET PORTFOLIO:



                                                                             CLASS IA
                                         ---------------------------------------------------------------------------------
                                            SIX MONTHS                        YEAR ENDED DECEMBER 31,
                                               ENDED      ----------------------------------------------------------------
                                             JUNE 30,
                                               1999           1998         1997         1996         1995         1994
                                         ---------------- ------------ ------------ ------------ ------------ ------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................       $10.22         $10.18       $10.17       $10.16       $10.14       $10.12
                                               ------         ------       ------       ------       ------       ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.24           0.53         0.54         0.54         0.57         0.41
  Net realized and unrealized
   gain (loss) on investments ..........           --             --           --        (0.01)          --           --
                                               ------         ------       ------       ------       ------       ------
  Total from investment
   operations ..........................         0.24           0.53         0.54         0.53         0.57         0.41
                                               ------         ------       ------       ------       ------       ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --          (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
  Dividends in excess of net
   investment income ...................           --             --           --           --           --           --
                                               ------         ------       ------       ------       ------       ------
  Total dividends and
   distributions .......................           --          (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
                                               ------         ------       ------       ------       ------       ------
 Net asset value, end of period ........       $10.46         $10.22       $10.18       $10.17       $10.16       $10.14
                                               ======         ======       ======       ======       ======       ======
 Total return (c) ......................         2.28%          5.34%        5.42%        5.33%        5.74%        4.02%
                                               ======         ======       ======       ======       ======       ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....     $785,055       $723,311     $449,960     $463,422     $386,691     $325,391
 Ratio of expenses to average net
  assets ...............................         0.36%(d)       0.37%        0.39%        0.43%        0.44%        0.42%
 Ratio of net investment income
  to average net assets ................         4.73%(d)       5.13%        5.28%        5.17%        5.53%        4.01%



                                                                  CLASS IB
                                         -----------------------------------------------------------
                                            SIX MONTHS           YEAR ENDED            OCTOBER 2,
                                               ENDED            DECEMBER 31,             1996 TO
                                             JUNE 30,     -------------------------   DECEMBER 31,
                                               1999           1998         1997           1996
                                         ---------------- ------------ ------------ ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................      $10.21         $10.17       $10.16         $10.16
                                              ------         ------       ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................        0.23           0.49         0.52           0.11
  Net realized and unrealized
   gain (loss) on investments ..........       (0.01)          0.02           --           0.01
                                              ------         ------       ------         ------
  Total from investment
   operations ..........................        0.22           0.51         0.52           0.12
                                              ------         ------       ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................          --          (0.47)       (0.51)         (0.02)
  Dividends in excess of net
   investment income ...................          --             --           --          (0.10)
                                              ------         ------       ------         ------
  Total dividends and
   distributions .......................          --          (0.47)       (0.51)         (0.12)
                                              ------         ------       ------         ------
 Net asset value, end of period ........      $10.43         $10.21       $10.17         $10.16
                                              ------         ------       ------         ------
                                              ======         ======       ======         ======
 Total return (c) ......................        2.16%          5.08%        5.16%          1.29%
                                              ======         ======       ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $366,584       $386,718     $123,675         $3,184
 Ratio of expenses to average net
  assets ...............................        0.61%(d)       0.62%        0.63%          0.67%(d)
 Ratio of net investment income
  to average net assets ................        4.48%(d)       4.82%        5.02%          4.94%(d)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(e):


                                                                           CLASS IA
                                         -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                            SIX MONTHS    ------------------------------------------------------------
                                               ENDED
                                             JUNE 30,
                                               1999           1998         1997        1996       1995        1994
                                         ---------------- ------------ ------------ ---------- ---------- ------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $ 9.67            $ 9.44       $ 9.29      $ 9.47    $ 8.87     $10.08
                                            ------            ------       ------      ------    ------     ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................      0.24              0.50         0.53        0.54      0.58       0.65
  Net realized and unrealized
   gain (loss) on investments ..........     (0.33)             0.21         0.13       (0.19)     0.57      (1.08)
                                            ------            ------       ------      ------    ------     ------
  Total from investment
   operations ..........................     (0.09)             0.71         0.66        0.35      1.15      (0.43)
                                            ------            ------       ------      ------    ------     ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................        --             (0.48)       (0.51)      (0.53)    (0.55)     (0.78)
                                            ------            ------       ------      ------    ------     ------
 Net asset value, end of period ........    $ 9.58            $ 9.67       $ 9.44      $ 9.29    $ 9.47     $ 8.87
                                            ======            ======       ======      ======    ======     ======
 Total return (c) ......................    (0.99)%             7.74%        7.29%       3.78%    13.33%     (4.37)%
                                            ======            ======       ======      ======    ======     ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..... $163,877           $153,383     $115,114     $88,384   $71,780    $48,518
 Ratio of expenses to average net
  assets ...............................     0.55%(d)           0.55%        0.55%       0.56%     0.57%      0.56%
 Ratio of net investment income
  to average net assets ................     4.96%(d)           5.21%        5.61%       5.73%     6.15%      6.75%
 Portfolio turnover rate ...............      237%               539%         285%        318%      255%       133%



                                                             CLASS IB
                                         ------------------------------------------------
                                            SIX MONTHS                     MAY 1, 1997
                                               ENDED        YEAR ENDED         TO
                                             JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                               1999            1998           1997
                                         ---------------- ------------- ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $ 9.66            $ 9.43         $ 9.27
                                            ------            ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................      0.22              0.47           0.32
  Net realized and unrealized
   gain (loss) on investments ..........     (0.33)             0.22           0.22
                                            ------            ------         ------
  Total from investment
   operations ..........................     (0.11)             0.69           0.54
                                            ------            ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................        --             (0.46)         (0.38)
                                            ------            ------         ------
 Net asset value, end of period ........    $ 9.55            $ 9.66         $ 9.43
                                            ======            ======         ======
 Total return (c) ......................     (1.11)%            7.48%          5.83%
                                            ======            ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....   $41,401           $30,898         $5,052
 Ratio of expenses to average net
  assets ...............................      0.80%(d)          0.80%          0.81%(d)
 Ratio of net investment income
  to average net assets ................      4.72%(d)          4.87%          5.15%(d)
 Portfolio turnover rate ...............       237%              539%           285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE QUALITY BOND PORTFOLIO:



                                                                        CLASS IA
                                                 -------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                    SIX MONTHS    --------------------------------------
                                                       ENDED
                                                     JUNE 30,
                                                       1999           1998         1997         1996
                                                 ---------------- ------------ ------------ ------------
                                                    (UNAUDITED)
 Net asset value, beginning of period (b) ......        $9.84          $9.74        $9.49        $9.61
                                                        -----         -----        -----         -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................         0.26           0.55         0.60         0.57
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................        (0.50)          0.28         0.24        (0.07)
                                                        -----         -----        -----         -----
  Total from investment operations .............        (0.24)          0.83         0.84         0.50
                                                        -----         -----        -----         -----
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........           --          (0.53)       (0.59)       (0.60)
  Dividends in excess of net investment
   income ......................................           --             --           --        (0.02)
  Distributions from realized gains ............           --          (0.20)          --           --
  Tax return of capital distributions ..........           --             --           --           --
                                                        -----         -----        -----         -----
  Total dividends and distributions ............           --          (0.73)       (0.59)       (0.62)
                                                        -----         -----        -----         -----
 Net asset value, end of period ................        $9.60         $9.84        $9.74         $9.49
                                                        =====         =====        =====         =====
 Total return (c) ..............................        (2.38)%         8.69%        9.14%        5.36%
                                                        =====         =====        =====         =====
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............     $340,458       $322,418     $203,233     $155,023
 Ratio of expenses to average net assets .......         0.56%(d)       0.57%        0.57%        0.59%
 Ratio of net investment income to average
  net assets ...................................         5.44%(d)       5.48%        6.19%        6.06%
 Portfolio turnover rate .......................           99%           194%         374%         431%



                                                         CLASS IA                      CLASS IB
                                                 ------------------------- ----------------------------------
                                                  YEAR ENDED DECEMBER 31,  Six Months Ended  JULY 8, 1998 TO
                                                 -------------------------     June 30,        DECEMBER 31,
                                                     1995         1994           1999             1998
                                                 ------------ ------------ ---------------- -----------------
                                                                              (UNAUDITED)
 Net asset value, beginning of period (b) ......     $ 8.72       $ 9.82          $ 9.84           $ 9.90
                                                     ------       ------          ------           ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.57         0.66            0.25             0.25
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................       0.88        (1.16)          (0.50)            0.14
                                                     ------       ------          ------           ------
  Total from investment operations .............       1.45        (0.50)          (0.25)            0.39
                                                     ------       ------          ------           ------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.56)       (0.55)             --            (0.25)
  Dividends in excess of net investment
   income ......................................         --           --              --               --
  Distributions from realized gains ............         --           --              --            (0.20)
  Tax return of capital distributions ..........         --        (0.05)             --               --
                                                     ------       ------          ------           ------
  Total dividends and distributions ............      (0.56)       (0.60)             --            (0.45)
                                                     ------       ------          ------           ------
 Net asset value, end of period ................     $ 9.61       $ 8.72          $ 9.59           $ 9.84
                                                     ======       ======          ======           ======
 Total return (c) ..............................      17.02%       (5.10)%         (2.52)%           4.05%
                                                     ======       ======          ======           ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............   $157,443     $127,575          $  167           $   10
 Ratio of expenses to average net assets .......       0.59%        0.59%           0.81%(d)         0.81%(d)
 Ratio of net investment income to average
  net assets ...................................       6.13%        7.17%           5.21%(d)         5.06%(d)
 Portfolio turnover rate .......................        411%         222%             99%             194%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE HIGH YIELD PORTFOLIO:





                                                                       CLASS IA
                                    -------------------------------------------------------------------------------
                                       SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                          ENDED      --------------------------------------------------------------
                                        JUNE 30,
                                          1999           1998        1997        1996         1995         1994
                                    ---------------- ----------- ----------- ------------ ------------ ------------
                                       (UNAUDITED)
Net asset value, beginning of
 period (b) .......................    $ 8.71             $10.41      $10.02      $ 9.64        $ 8.91      $10.08
                                       ------             ------      ------      ------        ------      ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.47               1.07        1.04        1.02          0.98        0.89
 Net realized and unrealized
  gain (loss) on investments            (0.62)             (1.56)       0.75        1.07          0.73       (1.17)
                                       ------             ------      ------      ------        ------      ------
 Total from investment
  operations ......................     (0.15)             (0.49)       1.79        2.09          1.71       (0.28)
                                       ------             ------      ------      ------        ------      ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        --              (1.03)      (0.97)      (0.98)        (0.94)      (0.88)
 Dividends in excess of net
  investment income ...............        --                 --          --       (0.03)        (0.04)      (0.01)
 Distributions from realized
  gains ...........................        --              (0.18)      (0.43)      (0.70)           --          --
 Distributions in excess of
  realized gains ..................        --                 --          --          --            --          --
                                       ------             ------      ------      ------        ------      ------
 Total dividends and
  distributions ...................        --              (1.21)      (1.40)      (1.71)        (0.98)      (0.89)
                                       ------             ------      ------      ------        ------      ------
Net asset value, end of period         $ 8.56             $ 8.71      $10.41      $10.02        $ 9.64      $ 8.91
                                       ======             ======      ======      ======        ======      ======
Total return (c) ..................     (1.68)%            (5.15)%     18.48%      22.89%        19.92%      (2.79)%
                                       ======             ======      ======      ======        ======      ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $379,653           $405,308    $355,473    $199,360      $118,129     $73,895
Ratio of expenses to average
 net assets .......................      0.63%(d)           0.63%       0.62%       0.59%         0.60%       0.61%
Ratio of net investment
 income to average net
 assets ...........................     11.00%(d)          10.67%       9.82%       9.93%        10.34%       9.23%
Portfolio turnover rate ...........        87%               181%        390%        485%          350%        248%



                                                            CLASS IB
                                    ---------------------------------------------------------
                                       SIX MONTHS          YEAR ENDED           OCTOBER 2,
                                          ENDED           DECEMBER 31,            1996 TO
                                        JUNE 30,     -----------------------   DECEMBER 31,
                                          1999           1998        1997          1996
                                    ---------------- ----------- ----------- ----------------
                                       (UNAUDITED)
Net asset value, beginning of
 period (b) .......................    $ 8.69            $10.39       $10.01          $10.25
                                       ------            ------       ------          ------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............      0.46              1.04         1.05            0.19
 Net realized and unrealized
  gain (loss) on investments            (0.62)            (1.56)        0.71            0.15
                                       ------            ------       ------          ------
 Total from investment
  operations ......................     (0.16)            (0.52)        1.76            0.34
                                       ------            ------       ------          ------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............        --             (1.00)       (0.95)          (0.03)
 Dividends in excess of net
  investment income ...............        --                --           --           (0.25)
 Distributions from realized
  gains ...........................        --             (0.18)       (0.43)          (0.01)
 Distributions in excess of
  realized gains ..................        --                --           --           (0.29)
                                       ------            ------       ------          ------
 Total dividends and
  distributions ...................        --             (1.18)       (1.38)          (0.58)
                                       ------            ------       ------          ------
Net asset value, end of period         $ 8.53            $ 8.69       $10.39          $10.01
                                       ======            ======       ======          ======
Total return (c) ..................     (1.80)%           (5.38)%      18.19%           3.32%
                                       ======            ======       ======          ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................  $222,470          $207,042      $66,338            $685
Ratio of expenses to average
 net assets .......................     0.88%(d)           0.88%        0.88%           0.82%(d)
Ratio of net investment
 income to average net
 assets ...........................    10.74%(d)          10.60%        9.76%           8.71%(d)
Portfolio turnover rate ...........       87%               181%         390%            485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE GROWTH AND INCOME PORTFOLIO:





                                                                       CLASS IA
                                     -----------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30,     -----------------------------------------------------------
                                            1999           1998        1997        1996       1995        1994
                                     ----------------- ----------- ----------- ----------- ---------- ------------
                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................       $16.99          $15.38      $13.01      $11.70    $ 9.70     $ 9.95
                                           ------          ------      ------      ------    ------     ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............         0.05            0.06        0.15        0.24      0.33       0.31
  Net realized and unrealized
   gain (loss) on investments                2.34            3.08        3.30        2.05      1.97      (0.36)
                                           ------          ------      ------      ------    ------     ------
  Total from investment
   operations ......................         2.39            3.14        3.45        2.29      2.30      (0.05)
                                           ------          ------      ------      ------    ------     ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............           --           (0.05)      (0.15)      (0.23)    (0.30)     (0.20)
  Distributions from realized
   gains ...........................           --           (1.48)      (0.93)      (0.75)       --         --
                                           ------          ------      ------      ------    ------     ------
  Total dividends and
   distributions ...................           --           (1.53)      (1.08)      (0.98)    (0.30)     (0.20)
                                           ------          ------      ------      ------    ------     ------
 Net asset value, end of period            $19.38          $16.99      $15.38      $13.01    $11.70     $ 9.70
                                           ======          ======      ======      ======    ======     ======
 Total return (c) ..................        14.08%          20.86%      26.90%      20.09%    24.07%     (0.58)%
                                           ======          ======      ======      ======    ======     ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................   $1,120,582        $877,744    $555,059    $232,080   $98,053    $31,522
 Ratio of expenses to average
  net assets .......................         0.56%(d)        0.58%       0.58%       0.58%     0.60%      0.78%
 Ratio of net investment
  income to average net
  assets ...........................         0.54%(d)        0.38%       0.99%       1.94%     3.11%      3.13%
 Portfolio turnover rate ...........           35%             74%         79%         88%       65%        52%



                                                          CLASS IB
                                     --------------------------------------------------
                                        SIX MONTHS         YEAR
                                           ENDED          ENDED         MAY 1, 1997
                                         JUNE 30,      DECEMBER 31,         TO
                                           1999            1998      DECEMBER 31, 1997
                                     ---------------- ------------- ------------------
                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................       $16.95         $15.36         $13.42
                                           ------         ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............         0.03           0.03           0.05
  Net realized and unrealized
   gain (loss) on investments                2.34           3.07           2.91
                                           ------         ------         ------
  Total from investment
   operations ......................         2.37           3.10           2.96
                                           ------         ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............           --          (0.03)         (0.09)
  Distributions from realized
   gains ...........................           --          (1.48)         (0.93)
                                           ------         ------         ------
  Total dividends and
   distributions ...................           --          (1.51)         (1.02)
                                           ------         ------         ------
 Net asset value, end of period            $19.32         $16.95         $15.36
                                           ======         ======         ======
 Total return (c) ..................        13.94%         20.56%         22.41%
                                           ======         ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................     $186,084       $120,558        $32,697
 Ratio of expenses to average
  net assets .......................         0.81%(d)       0.83%          0.83%(d)
 Ratio of net investment
  income to average net
  assets ...........................         0.30%(d)       0.17%          0.43%(d)
 Portfolio turnover rate ...........           35%            74%            79%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE EQUITY INDEX PORTFOLIO:





                                                                   CLASS IA
                                     ---------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30,     ---------------------------------------------------
                                            1999            1998          1997        1996        1995
                                     ----------------- -------------- ----------- ----------- ------------
                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................       $25.00          $19.74        $15.16      $13.13      $ 9.87
                                           ------          ------        ------      ------      ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............         0.15            0.27          0.26        0.27        0.26
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ....................         2.85            5.25          4.64        2.65        3.32
                                           ------          ------        ------      ------      ------
  Total from investment
   operations ......................         3.00            5.52          4.90        2.92        3.58
                                           ------          ------        ------      ------      ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............           --           (0.25)        (0.25)      (0.25)      (0.22)
  Distributions from realized
   gains ...........................           --           (0.01)        (0.07)      (0.64)      (0.09)
  Distributions in excess of
   realized gains ..................           --              --            --          --       (0.01)
                                           ------          ------        ------      ------      ------
  Total dividends and
   distributions ...................           --           (0.26)        (0.32)      (0.89)      (0.32)
                                           ------          ------        ------      ------      ------
 Net asset value, end of period            $28.00          $25.00        $19.74      $15.16      $13.13
                                           ======          ======        ======      ======      ======
 Total return (c) ..................        12.01%          28.07%        32.58%      22.39%      36.48%
                                           ======          ======        ======      ======      ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................   $2,344,018      $1,689,913      $943,631    $386,249    $165,785
 Ratio of expenses to average
  net assets .......................         0.32%(d)        0.34%         0.37%       0.39%       0.48%
 Ratio of net investment
  income to average net
  assets ...........................         1.14%(d)        1.23%         1.46%       1.91%       2.16%
 Portfolio turnover rate ...........            2%              6%            3%         15%          9%



                                        CLASS IA                       CLASS IB
                                     --------------- ---------------------------------------------
                                      MARCH 1, 1994     SIX MONTHS         YEAR       MAY 1, 1997
                                            TO             ENDED           ENDED           TO
                                       DECEMBER 31,      JUNE 30,      DECEMBER 31,   DECEMBER 31,
                                           1994            1999            1998           1997
                                     --------------- ---------------- -------------- -------------
                                                        (UNAUDITED)
 Net asset value, beginning of
  period (b) .......................      $10.00           $24.98      $19.73         $16.35
                                          ------           ------      ------         ------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ............        0.20             0.12        0.22           0.14
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ....................       (0.09)            2.84        5.24           3.48
                                          ------           ------      ------         ------
  Total from investment
   operations ......................        0.11             2.96        5.46           3.62
                                          ------           ------      ------         ------
  LESS DISTRIBUTIONS:
  Dividends from net
   investment income ...............       (0.20)              --       (0.20)         (0.17)
  Distributions from realized
   gains ...........................       (0.03)              --       (0.01)         (0.07)
  Distributions in excess of
   realized gains ..................       (0.01)              --          --             --
                                          ------           ------      ------         ------
  Total dividends and
   distributions ...................       (0.24)              --       (0.21)         (0.24)
                                          ------           ------      ------         ------
 Net asset value, end of period           $ 9.87           $27.94      $24.98         $19.73
                                          ======           ======      ======         ======
 Total return (c) ..................        1.08%           11.87%      27.74%         22.28%
                                          ======           ======      ======         ======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's) ..........................     $36,748           $6,464        $443           $110
 Ratio of expenses to average
  net assets .......................        0.49%(d)         0.57%(d)    0.59%          0.62%(d)
 Ratio of net investment
  income to average net
  assets ...........................        2.42%(d)         0.94%(d)    0.98%          1.10%(d)
 Portfolio turnover rate ...........           7%               2%          6%             3%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                CLASS IA
                                    ----------------------------------------------------------------
                                        SIX MONTHS                YEAR ENDED DECEMBER 31,
                                           ENDED       ---------------------------------------------
                                         JUNE 30,
                                           1999              1998           1997           1996
                                    ------------------ --------------- -------------- --------------
                                        (UNAUDITED)
Net asset value, beginning of
 period (b) .......................        $24.35           $     21.61    $    18.23     $    16.48
                                        ---------           -----------    ----------     ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............          0.11                  0.18          0.14           0.15
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................          3.23                  5.99          5.12           3.73
                                        ---------           -----------    ----------     ----------
 Total from investment
  operations ......................          3.34                  6.17          5.26           3.88
                                        ---------           -----------    ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............            --                 (0.15)        (0.11)         (0.15)
 Dividends in excess of net
  investment income ...............            --                    --            --             --
 Distributions from realized
  gains ...........................            --                 (3.28)        (1.77)         (1.76)
 Distributions in excess of
  realized gains ..................            --                    --            --          (0.22)
 Tax return of capital
  distributions ...................            --                    --            --             --
                                        ---------           -----------    ----------     ----------
 Total dividends and
  distributions ...................            --                 (3.43)        (1.88)         (2.13)
                                        ---------           -----------    ----------     ----------
Net asset value, end of period          $   27.69           $     24.35    $    21.61     $    18.23
                                        =========           ===========    ==========     ==========
Total return (c) ..................         13.69%                29.39%        29.40%         24.28%
                                        =========           ===========    ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................   $13,779,459           $12,061,977    $9,331,994     $6,625,390
Ratio of expenses to average
 net assets .......................          0.38%(d)              0.39%         0.39%          0.38%
Ratio of net investment
 income to average net
 assets ...........................          0.85%(d)              0.75%         0.69%          0.85%
Portfolio turnover rate ...........            34%                   46%           52%            55%


                                              CLASS IA                                          CLASS IB
                                    ----------------------------- ----------------------------------------------------------
                                                                                          YEAR ENDED        OCTOBER 2, 1996
                                       YEAR ENDED DECEMBER 31,        SIX MONTHS          DECEMBER 31,             TO
                                    -----------------------------   ENDED JUNE 30,  -----------------------   DECEMBER 31,
                                         1995           1994             1999           1998        1997          1996
                                    -------------- -------------- ----------------- ----------- ----------- ----------------
                                                                     (UNAUDITED)
Net asset value, beginning of
 period (b) .......................     $    13.36     $    14.65     $  24.30        $  21.58    $  18.22     $   17.90
                                        ----------     ----------     --------        --------    --------     ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ............           0.20           0.20         0.08            0.10        0.10          0.02
 Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions ....................           4.12          (0.51)        3.21            6.00        5.11          1.52
                                        ----------     ----------     --------        --------    --------     ---------
 Total from investment
  operations ......................           4.32          (0.31)        3.29            6.10        5.21          1.54
                                        ----------     ----------     --------        --------    --------     ---------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ...............          (0.20)         (0.19)          --           (0.10)      (0.08)        (0.00)
 Dividends in excess of net
  investment income ...............          (0.02)         (0.01)          --              --          --         (0.03)
 Distributions from realized
  gains ...........................          (0.95)         (0.77)          --           (3.28)      (1.77)        (0.16)
 Distributions in excess of
  realized gains ..................          (0.03)            --           --              --          --         (1.03)
 Tax return of capital
  distributions ...................             --          (0.01)          --              --          --            --
                                        ----------     ----------     --------        --------    --------     ---------
 Total dividends and
  distributions ...................          (1.20)         (0.98)          --           (3.38)      (1.85)        (1.22)
                                        ----------     ----------     --------        --------    --------     ---------
Net asset value, end of period          $    16.48     $    13.36     $  27.59        $  24.30    $  21.58     $   18.22
                                        ==========     ==========     ========        ========    ========     =========
Total return (c) ..................          32.45%         (2.14)%      13.55%          29.06%      29.07%         8.49%
                                        ==========     ==========     ========        ========    ========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) ..........................     $4,879,677     $3,466,245   $1,235,773        $834,144    $228,780     $   1,244
Ratio of expenses to average
 net assets .......................           0.38%          0.38%        0.62%(d)        0.64%       0.64%         0.63%(d)
Ratio of net investment
 income to average net
 assets ...........................           1.27%          1.40%        0.61%(d)        0.44%       0.46%         0.61%(d)
Portfolio turnover rate ...........             61%            52%          34%             46%         52%           55%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE GLOBAL PORTFOLIO:


                                                                              CLASS IA
                                         -----------------------------------------------------------------------------------
                                             SIX MONTHS                         YEAR ENDED DECEMBER 31,
                                               ENDED       -----------------------------------------------------------------
                                              JUNE 30,
                                                1999            1998           1997          1996        1995        1994
                                         ----------------- -------------- -------------- ----------- ----------- -----------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................     $  19.46          $    17.29     $    16.92   $  15.74    $  13.87    $  13.62
                                             --------          ----------     ----------   --------    --------     --------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.08                0.14           0.17       0.21        0.26        0.20
  Net realized and unrealized
   gain on investments and
   foreign currency transactions                 2.31                3.56           1.75       2.05        2.32        0.52
                                             --------          ----------     ----------   --------    --------     --------
  Total from investment
   operations ..........................         2.39                3.70           1.92       2.26        2.58        0.72
                                             --------          ----------     ----------   --------    --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --               (0.22)         (0.36)     (0.21)      (0.25)      (0.17)
  Dividends in excess of net
   investment income ...................           --                  --             --      (0.08)         --          --
  Distributions from realized
   gains ...............................           --               (1.31)         (1.19)     (0.79)      (0.42)      (0.28)
  Distributions in excess of
   realized gains ......................           --                  --             --         --       (0.03)      (0.00)
  Tax return of capital
   distributions .......................           --                  --             --      (0.00)      (0.01)      (0.02)
                                             --------          ----------     ----------   --------    --------     --------
  Total dividends and
   distributions .......................           --               (1.53)         (1.55)     (1.08)      (0.71)      (0.47)
                                             --------          ----------     ----------   --------    --------     --------
 Net asset value, end of period ........     $  21.85          $    19.46     $    17.29   $  16.92    $  15.74     $  13.87
                                             ========          ==========     ==========   ========    ========     ========
 Total return (c) ......................        12.32%              21.80%         11.66%     14.60%      18.81%       5.23%
                                             ========          ==========     ==========   ========    ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....   $1,553,371          $1,360,220     $1,203,867   $997,041    $686,140    $421,698
 Ratio of expenses to average net
  assets ...............................         0.70%(d)            0.71%          0.69%      0.60%       0.61%       0.69%
 Ratio of net investment income
  to average net assets ................         0.82%(d)            0.72%          0.97%      1.28%       1.76%       1.41%
 Portfolio turnover rate ...............           28%                105%            57%        59%         67%         71%



                                                                 CLASS IB
                                         ---------------------------------------------------------
                                            SIX MONTHS          YEAR ENDED           OCTOBER 2,
                                               ENDED           DECEMBER 31,            1996 TO
                                             JUNE 30,     -----------------------   DECEMBER 31,
                                               1999           1998        1997          1996
                                         ---------------- ----------- ----------- ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   19.41      $ 17.27     $ 16.91       $   16.57
                                            ---------      -------     -------       ---------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.06         0.08        0.12            0.02
  Net realized and unrealized
   gain on investments and
   foreign currency transactions                 2.31         3.56        1.76            0.81
                                            ---------      -------     -------       ---------
  Total from investment
   operations ..........................         2.37         3.64        1.88            0.83
                                            ---------      -------     -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --        (0.19)      (0.33)             --
  Dividends in excess of net
   investment income ...................           --           --          --           (0.11)
  Distributions from realized
   gains ...............................           --        (1.31)      (1.19)          (0.10)
  Distributions in excess of
   realized gains ......................           --           --          --           (0.28)
  Tax return of capital
   distributions .......................           --           --          --           (0.00)
                                            ---------      -------     -------       ---------
  Total dividends and
   distributions .......................           --        (1.50)      (1.52)          (0.49)
                                            ---------      -------     -------       ---------
 Net asset value, end of period ........    $   21.78      $ 19.41     $ 17.27       $   16.91
                                            =========      =======     =======       =========
 Total return (c) ......................        12.18%       21.50%      11.38%           4.98%
                                            =========     =========   =========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $  68,473     $47,982      $21,520       $     290
 Ratio of expenses to average net
  assets ...............................         0.95%(d)    0.96%        0.97%           0.86%(d)
 Ratio of net investment income
  to average net assets ................         0.59%(d)    0.41%        0.67%           0.48%(d)
 Portfolio turnover rate ...............           28%        105%          57%             59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE INTERNATIONAL PORTFOLIO:





                                                                       CLASS IA
                                         --------------------------------------------------------------------
                                            SIX MONTHS                                         APRIL 3, 1995
                                               ENDED            YEAR ENDED DECEMBER 31,              TO
                                             JUNE 30,     -----------------------------------   DECEMBER 31,
                                               1999           1998        1997        1996          1995
                                         ---------------- ----------- ----------- ----------- ---------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   11.13       $  10.27    $  11.50    $  10.87    $ 10.00
                                            ---------       --------    --------    --------    -------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.09           0.09        0.10        0.13       0.14
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         0.56           0.97       (0.45)       0.94       0.98
                                            ---------       --------    --------    --------    -------
  Total from investment
   operations ..........................         0.65           1.06       (0.35)       1.07       1.12
                                            ---------       --------    --------    --------    -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --          (0.20)      (0.32)      (0.10)     (0.07)
  Dividends in excess of net
   investment income ...................           --             --          --       (0.09)     (0.13)
  Distributions from realized
   gains ...............................           --          (0.00)      (0.56)      (0.25)     (0.05)
                                            ---------       --------    --------    --------    -------
  Total dividends and
   distributions .......................           --          (0.20)      (0.88)      (0.44)     (0.25)
                                            ---------       --------    --------    --------    -------
 Net asset value, end of period ........    $   11.78       $  11.13      $10.27      $11.50     $10.87
                                            =========       ========    ========    ========    =======
 Total return (c) ......................         5.85%         10.57%      (2.98)%      9.82%     11.29%
                                            =========     ==========  ==========  ==========    =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $ 246,170       $204,767     $190,611    $151,907    $28,684
 Ratio of expenses to average net
  assets ...............................         1.05%(d)       1.06%       1.08%        1.06%      1.03%(d)
 Ratio of net investment income
  to average net assets ................         1.53%(d)       0.81%       0.83%       1.10%      1.71%(d)
 Portfolio turnover rate ...............           78%            59%         59%         48%        56%



                                                           CLASS IB
                                         --------------------------------------------
                                            SIX MONTHS                   MAY 1, 1997
                                               ENDED        YEAR ENDED        TO
                                             JUNE 30,      DECEMBER 31,  DECEMBER 31,
                                               1999            1998          1997
                                         ---------------- ------------- -------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   11.11     $ 10.26       $ 11.39
                                            ---------     -------       -------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.07       0.05           0.02
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         0.57       0.98          (0.31)
                                            ---------     -------       -------
  Total from investment
   operations ..........................         0.64       1.03          (0.29)
                                            ---------     -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --      (0.18)         (0.28)
  Dividends in excess of net
   investment income ...................           --         --             --
  Distributions from realized
   gains ...............................           --      (0.00)         (0.56)
                                            ---------     -------       -------
  Total dividends and
   distributions .......................           --      (0.18)         (0.84)
                                            ---------     -------       -------
 Net asset value, end of period ........    $   11.75     $ 11.11       $ 10.26
                                            =========     =======       =======
 Total return (c) ......................         5.72%      10.30%        (2.54)%
                                            =========     =======       =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $   9,383     $ 7,543        $3,286
 Ratio of expenses to average net
  assets ...............................         1.30%(d)    1.31%         1.38%(d)
 Ratio of net investment income
  to average net assets ................         1.32%(d)    0.44%         0.20%(d)
 Portfolio turnover rate ...............           78%         59%           59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:





                                                                             CLASS IA
                                   --------------------------------------------------------------------------------------------
                                       SIX MONTHS                             YEAR ENDED DECEMBER 31,
                                         ENDED       --------------------------------------------------------------------------
                                        JUNE 30,
                                          1999            1998           1997           1996           1995           1994
                                   ----------------- -------------- -------------- -------------- -------------- --------------
                                      (UNAUDITED)
Net asset value, beginning of
 period (b) ......................     $  34.15          $    36.22     $    35.85     $    35.68     $    30.63     $    31.89
                                       --------          ----------     ----------     ----------     ----------     ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........         0.06                0.09           0.04           0.09           0.10           0.04
 Net realized and unrealized
  gain (loss) on investments               4.17               (0.28)          3.71           7.52           9.54          (1.26)
                                       --------          ----------     ----------     ----------     ----------     ----------
 Total from investment
  operations .....................         4.23               (0.19)          3.75           7.61           9.64          (1.22)
                                       --------          ----------     ----------     ----------     ----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............           --               (0.16)         (0.05)        ((0.09)         (0.10)         (0.04)
 Dividends in excess of net
  investment income ..............           --                  --             --          (0.00)            --             --
 Distributions from realized
  gains ..........................           --               (1.72)         (3.33)         (7.33)         (4.49)            --
 Distributions in excess of
  realized gains .................           --                  --             --          (0.02)            --             --
 Tax return of capital
  distributions ..................           --                  --             --             --             --          (0.00)
                                       --------          ----------     ----------     ----------     ----------     ----------
 Total dividends and
  distributions ..................           --               (1.88)         (3.38)         (7.44)         (4.59)         (0.04)
                                       --------          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period         $  38.38          $    34.15     $    36.22     $    35.85     $    35.68     $    30.63
                                       ========          ==========     ==========     ==========     ==========     ==========
Total return (c) .................        12.38%               0.29%         10.94%         22.20%         31.63%         (3.81)%
                                       ========          ==========     ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................   $4,369,334          $4,346,907     $4,589,771     $3,865,256     $2,700,515     $1,832,164
Ratio of expenses to average
 net assets ......................         0.56%(d)            0.56%          0.54%          0.48%          0.49%          0.49%
Ratio of net investment
 income (loss) to average
 net assets ......................         0.32%(d)            0.24%          0.11%          0.24%          0.28%          0.12%
Portfolio turnover rate ..........           35%                105%           123%           108%           127%            92%



                                                             CLASS IB
                                   ------------------------------------------------------------
                                      SIX MONTHS           YEAR ENDED            OCTOBER 2,
                                         ENDED            DECEMBER 31,             1996 TO
                                       JUNE 30,     ------------------------    DECEMBER 31,
                                         1999           1998        1997            1996
                                   ---------------- ----------- ------------ ------------------
                                      (UNAUDITED)
Net asset value, beginning of
 period (b) ......................    $   34.01       $  36.13   $ 35.83        $    37.28
                                      ---------       --------   -------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ...........         0.01           0.01     (0.11)            (0.01)
 Net realized and unrealized
  gain (loss) on investments               4.16          (0.29)     3.77              0.85
                                      ---------       --------   -------        ----------
 Total from investment
  operations .....................         4.17          (0.28)     3.66              0.84
                                      ---------       --------   -------        ----------
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income ..............           --          (0.12)    (0.03)               --
 Dividends in excess of net
  investment income ..............           --             --        --             (0.02)
 Distributions from realized
  gains ..........................           --          (1.72)    (3.33)            (0.23)
 Distributions in excess of
  realized gains .................           --             --        --             (2.04)
 Tax return of capital
  distributions ..................           --             --        --                --
                                      ---------       --------   -------        ----------
 Total dividends and
  distributions ..................           --          (1.84)    (3.36)            (2.29)
                                      ---------       --------   -------        ----------
Net asset value, end of period        $   38.18       $  34.01   $ 36.13        $    35.83
                                      =========       ========   =======        ==========
Total return (c) .................        12.24%          0.05%    10.66%             2.32%
                                      =========       ========   =======        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) .........................    $ 195,480       $153,782   $73,486        $      613
Ratio of expenses to average
 net assets ......................         0.81%(d)       0.82%     0.81%             0.73%(d)
Ratio of net investment
 income (loss) to average
 net assets ......................         0.08%(d)       0.02%    (0.28)%           (0.10)%(d)
Portfolio turnover rate ..........           35%           105%      123%              108%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE SMALL CAP GROWTH PORTFOLIO:





                                                                       CLASS IA
                                                 -----------------------------------------------------
                                                     SIX MONTHS          YEAR
                                                        ENDED            ENDED         MAY 1, 1997
                                                      JUNE 30,       DECEMBER 31,           TO
                                                        1999             1998       DECEMBER 31, 1997
                                                 ------------------ -------------- -------------------
                                                     (UNAUDITED)
 Net asset value, beginning of period (b) ......    $    11.82        $  12.35         $   10.00
                                                    ----------        --------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .................         (0.02)           0.01              0.01
  Net realized and unrealized gain (loss) on
   investments .................................         (0.03)          (0.54)             2.65
                                                    ----------        --------         ---------
  Total from investment operations .............         (0.05)          (0.53)             2.66
                                                    ----------        --------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........            --              --             (0.01)
  Distributions from realized gains ............            --              --             (0.30)
                                                    ----------        --------         ---------
  Total dividends and distributions ............            --              --             (0.31)
                                                    ----------        --------         ---------
 Net asset value, end of period ................    $    11.77        $  11.82         $   12.35
                                                    ==========        ========         =========
 Total return (c) ..............................         (0.49)%         (4.28)%           26.74%
                                                    ==========      ============       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $  183,363        $198,360         $  94,676
 Ratio of expenses to average net assets .......          0.95%(d)        0.96%             0.95%(d)
 Ratio of net investment income (loss) to
  average net assets ...........................         (0.37)%(d)       0.08%             0.10%(d)
 Portfolio turnover rate .......................           113%             94%               96%




                                                                       CLASS IB
                                                 ----------------------------------------------------
                                                     SIX MONTHS          YEAR
                                                        ENDED            ENDED         MAY 1, 1997
                                                      JUNE 30,       DECEMBER 31,          TO
                                                        1999             1998       DECEMBER 31, 1997
                                                 ------------------ -------------- ------------------
                                                     (UNAUDITED)
 Net asset value, beginning of period (b) ......    $    11.79        $  12.34        $    10.00
                                                    ----------        --------        ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .................         (0.03)          (0.02)            (0.01)
  Net realized and unrealized gain (loss) on
   investments .................................         (0.04)          (0.53)             2.65
                                                    ----------        --------        ----------
  Total from investment operations .............         (0.07)          (0.55)             2.64
                                                    ----------        --------        ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........            --              --                --
  Distributions from realized gains ............            --              --             (0.30)
                                                    ----------        --------        ----------
  Total dividends and distributions ............            --              --             (0.30)
                                                    ----------        --------        ----------
 Net asset value, end of period ................    $    11.72        $  11.79        $    12.34
                                                    ==========        ========        ==========
 Total return (c) ..............................         (0.61)%         (4.44)%           26.57%
                                                    ==========      ============      ==========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $  113,562        $112,254        $   46,324
 Ratio of expenses to average net assets .......          1.20%(d)        1.20%             1.15%(d)
 Ratio of net investment income (loss) to
  average net assets ...........................         (0.62)%(d)      (0.17)%           (0.12)%(d)
 Portfolio turnover rate .......................           113%             94%               96%


THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:





                                                                          CLASS IA
                                        ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                        YEAR ENDED DECEMBER 31,
                                            JUNE 30,     -----------------------------------------------------------
                                              1999           1998        1997        1996        1995        1994
                                        ---------------- ----------- ----------- ----------- ----------- -----------
                                           (UNAUDITED)
 Net asset value, beginning of
  period (b) ..........................    $   12.32       $  11.89    $  11.29    $  11.52    $  10.15    $  11.12
                                           ---------       --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ...............         0.23           0.49        0.49        0.50        0.60        0.55
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .......................         0.28           1.12        0.97        0.07        1.43       (1.00)
                                           ---------       --------    --------    --------    --------    --------
  Total from investment
   operations .........................         0.51           1.61        1.46        0.57        2.03       (0.45)
                                           ---------       --------    --------    --------    --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income .............................           --         (0.48)       (0.49)      (0.51)      (0.59)      (0.52)
  Distributions from realized
   gains ..............................           --         (0.70)       (0.37)      (0.27)      (0.07)         --
  Distributions in excess of
   realized gains .....................           --             --          --       (0.02)         --          --
                                           ---------       --------    --------    --------    --------    --------
  Total dividends and
   distributions ......................           --          (1.18)      (0.86)      (0.80)      (0.66)      (0.52)
                                           ---------       --------    --------    --------    --------    --------
 Net asset value, end of period .......    $   12.83       $  12.32    $  11.89    $  11.29    $  11.52    $  10.15
                                           =========       ========    ========    ========    ========    ========
 Total return (c) .....................         4.13%         13.88%      13.25%       5.21%      20.40%      (4.10)%
                                           =========       ========    ========    ========    ========    ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ....    $ 376,637       $355,441    $307,847    $282,402    $252,101    $173,691
 Ratio of expenses to average net
  assets ..............................         0.52%(d)       0.53%       0.57%       0.61%       0.59%       0.59%
 Ratio of net investment income
  to average net assets ...............         3.63%(d)       3.99%       4.17%       4.48%       5.48%       5.22%
 Portfolio turnover rate ..............           64%           103%        206%        181%        287%        228%



                                                          CLASS IB
                                        --------------------------------------------
                                           SIX MONTHS         YEAR      MAY 1, 1997
                                              ENDED          ENDED           TO
                                            JUNE 30,      DECEMBER 31,  DECEMBER 31,
                                              1999            1998          1997
                                        ---------------- ------------- -------------
                                           (UNAUDITED)
 Net asset value, beginning of
  period (b) ..........................    $   12.31      $ 11.88      $ 11.29
                                           ---------      -------      -------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ...............         0.21         0.46        0.31
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .......................         0.28         1.12        1.01
                                           ---------      -------      -------
  Total from investment
   operations .........................         0.49         1.58        1.32
                                           ---------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income .............................           --        (0.45)      (0.36)
  Distributions from realized
   gains  ..............................           --       (0.70)      (0.37)
  Distributions in excess of
   realized gains .....................           --           --          --
                                           ---------      -------      -------
  Total dividends and
   distributions ......................           --        (1.15)      (0.73)
                                           ---------      -------      -------
 Net asset value, end of period .......    $   12.80      $ 12.31      $ 11.88
                                           =========      =======      =======
 Total return (c) .....................         4.00%       13.60%       11.84%
                                           =========      =======      =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ....      $57,405      $32,653       $5,694
 Ratio of expenses to average net
  assets ..............................         0.77%(d)     0.78%        0.80%(d)
 Ratio of net investment income
  to average net assets ...............         3.39%(d)     3.68%        3.82%(d)
 Portfolio turnover rate ..............           64%         103%         206%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE BALANCED PORTFOLIO:





                                                                             CLASS IA
                                                  --------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                 YEAR ENDED DECEMBER 31,
                                                       JUNE 30,     --------------------------------------------
                                                         1999            1998           1997           1996
                                                  ----------------- -------------- -------------- --------------
                                                     (UNAUDITED)
 Net asset value, beginning of period (b) .......     $  18.51          $    17.58     $    16.64     $    16.76
                                                      --------          ----------     ----------     ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.26                0.56           0.58           0.53
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         0.95                2.54           1.86           1.31
                                                      --------          ----------     ----------     ----------
  Total from investment operations ..............         1.21                3.10           2.44           1.84
                                                      --------          ----------     ----------     ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........           --               (0.50)         (0.59)         (0.53)
  Dividends in excess of net investment
   income .......................................           --                  --             --             --
  Distributions from realized gains .............           --               (1.67)         (0.91)         (1.40)
  Distributions in excess of realized gains .....           --                  --             --          (0.03)
  Tax return of capital distributions ...........           --                  --             --             --
                                                      --------          ----------     ----------     ----------
  Total dividends and distributions .............           --               (2.17)         (1.50)         (1.96)
                                                      --------          ----------     ----------     ----------
 Net asset value, end of period .................     $  19.72          $    18.51     $    17.58     $    16.64
                                                      ========          ==========     ==========     ==========
 Total return (c) ...............................         6.55%              18.11%         15.06%         11.68%
                                                      ========      ============== ============== ==============
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............     $2,012,051        $1,936,429     $1,724,089     $1,637,856
 Ratio of expenses to average net assets ........         0.44%(d)            0.45%          0.45%          0.41%
 Ratio of net investment income to average
  net assets ....................................         2.74%(d)            3.00%          3.30%          3.15%
 Portfolio turnover rate ........................           63%                 95%           146%           177%



                                                            CLASS IA                        CLASS IB
                                                  ----------------------------- ---------------------------------
                                                                                    SIX MONTHS    JULY 8, 1998
                                                     YEAR ENDED DECEMBER 31,         ENDED             TO
                                                  -----------------------------     JUNE 30,      DECEMBER 31,
                                                       1995           1994            1999             1998
                                                  -------------- -------------- ---------------- ----------------
                                                                                   (UNAUDITED)
 Net asset value, beginning of period (b) .......     $    14.87     $    16.67    $   18.51        $   19.48
                                                      ----------     ----------    ---------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................           0.54           0.45         0.24             0.24
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................           2.36          (1.78)        0.94             0.66
                                                      ----------     ----------    ---------        ---------
  Total from investment operations ..............           2.90          (1.33)        1.18             0.90
                                                      ----------     ----------    ---------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........          (0.54)         (0.44)          --            (0.20)
  Dividends in excess of net investment
   income .......................................             --          (0.03)          --               --
  Distributions from realized gains .............          (0.47)            --           --            (1.67)
  Distributions in excess of realized gains .....             --             --           --               --
  Tax return of capital distributions ...........             --          (0.00)          --               --
                                                      ----------     ----------    ---------        ---------
  Total dividends and distributions .............          (1.01)         (0.47)          --            (1.87)
                                                      ----------     ----------    ---------        ---------
 Net asset value, end of period .................     $    16.76     $    14.87    $   19.69        $   18.51
                                                      ==========     ==========    =========        =========
 Total return (c) ...............................          19.75%         (8.02)%       6.42%            4.92%
                                                      ==========     ==========    =========        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............     $1,523,142     $1,329,820       $7,286        $      10
 Ratio of expenses to average net assets ........           0.40%          0.39%        0.69%(d)         0.70%(d)
 Ratio of net investment income to average
  net assets ....................................           3.33%          2.87%        2.55%(d)         2.65%(d)
 Portfolio turnover rate ........................            186%           115%          63%              95%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
June 30, 1999

ALLIANCE GROWTH INVESTORS PORTFOLIO:





                                                                                CLASS IA
                                         --------------------------------------------------------------------------------------
                                             SIX MONTHS                          YEAR ENDED DECEMBER 31,
                                               ENDED       --------------------------------------------------------------------
                                              JUNE 30,
                                                1999            1998           1997           1996          1995        1994
                                         ----------------- -------------- -------------- -------------- ----------- -----------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................     $  19.87          $    18.55     $    17.20     $    17.68   $  14.66    $  15.61
                                             --------          ----------     ----------     ----------   --------    --------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.19                0.41           0.41           0.40       0.57        0.50
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         1.93                3.03           2.43           1.66       3.24       (0.98)
                                             --------          ----------     ----------     ----------   --------    --------
  Total from investment
   operations ..........................         2.12                3.44           2.84           2.06       3.81       (0.48)
                                             --------          ----------     ----------     ----------   --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --               (0.41)         (0.46)         (0.40)     (0.54)      (0.46)
  Dividends in excess of net
   investment income ...................           --                  --             --          (0.03)     (0.01)      (0.01)
  Distributions from realized
   gains ...............................           --               (1.71)         (1.03)         (2.10)     (0.24)         --
  Distributions in excess of
   realized gains ......................           --                  --             --          (0.01)        --          --
                                             --------          ----------     ----------     ----------   --------    --------
  Total dividends and
   distributions .......................           --               (2.12)         (1.49)         (2.54)     (0.79)      (0.47)
                                             --------          ----------     ----------     ----------   --------    --------
 Net asset value, end of period ........     $  21.99          $    19.87     $    18.55     $    17.20   $  17.68    $  14.66
                                             ========          ==========     ==========     ==========   ========    ========
 Total return (c) ......................        10.63%              19.13%         16.87%         12.61%     26.37%      (3.15)%
                                             ========          ==========     ==========     ==========   ========    ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....   $2,189,695          $1,963,074     $1,630,389     $1,301,643   $896,134    $492,478
 Ratio of expenses to average net
  assets ...............................         0.54%(d)            0.55%          0.57%          0.57%      0.56%       0.59%
 Ratio of net investment income
  to average net assets ................         1.83%(d)            2.10%          2.18%          2.31%      3.43%       3.32%
 Portfolio turnover rate ...............           56%                102%           121%           190%       107%        131%



                                                                 CLASS IB
                                         ---------------------------------------------------------
                                            SIX MONTHS          YEAR ENDED           OCTOBER 2,
                                               ENDED           DECEMBER 31,            1996 TO
                                             JUNE 30,     -----------------------   DECEMBER 31,
                                               1999           1998        1997          1996
                                         ---------------- ----------- ----------- ----------------
                                            (UNAUDITED)
 Net asset value, beginning of
  period (b) ...........................    $   19.84      $ 18.52     $ 17.19       $   16.78
                                            ---------      -------     -------       ---------
  INCOME FROM INVESTMENT
   OPERATIONS:
  Net investment income ................         0.16         0.36        0.36            0.07
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ........................         1.92         3.03        2.43            0.71
                                            ---------      -------     -------       ---------
  Total from investment
   operations ..........................         2.08         3.39        2.79            0.78
                                            ---------      -------     -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment
   income ..............................           --        (0.36)      (0.43)          (0.02)
  Dividends in excess of net
   investment income ...................           --           --          --           (0.09)
  Distributions from realized
   gains ...............................           --        (1.71)      (1.03)          (0.02)
  Distributions in excess of
   realized gains ......................           --           --          --           (0.24)
                                            ---------      -------     -------       ---------
  Total dividends and
   distributions .......................           --        (2.07)      (1.46)          (0.37)
                                            ---------      -------     -------       ---------
 Net asset value, end of period ........    $   21.92      $ 19.84     $ 18.52       $   17.19
                                            =========      =======     =======       =========
 Total return (c) ......................        10.50%       18.83%      16.58%           4.64%
                                            =========      =======     =======       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .....    $ 134,973      $92,027     $35,730       $     472
 Ratio of expenses to average net
  assets ...............................         0.79%(d)     0.80%       0.82%           0.84%(d)
 Ratio of net investment income
  to average net assets ................         1.58%(d)     1.85%       1.88%           1.69%(d)
 Portfolio turnover rate ...............           56%         102%        121%            190%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
June 30, 1999

---------
(a) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(b) Date as of which funds were first allocated to the Portfolios are as follows:

    Class IA:

    Alliance Common Stock Portfolio--June 16, 1975
    Alliance Money Market Portfolio--July 13, 1981
    Alliance Balanced Portfolio--January 27, 1986
    Alliance Aggressive Stock Portfolio--January 27, 1986
    Alliance High Yield Portfolio--January 2, 1987
    Alliance Global Portfolio--August 27, 1987
    Alliance Conservative Investors Portfolio--October 2, 1989
    Alliance Growth Investors Portfolio--October 2, 1989
    Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
    Alliance Growth and Income Portfolio--October 1, 1993
    Alliance Equity Index Portfolio--March 1, 1994
    Alliance International Portfolio--April 3, 1995
    Alliance Small Cap Growth Portfolio--May 1, 1997

    Class IB:

    Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
    Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.
    Alliance Quality Bond and Alliance Balanced Portfolios--July 8, 1998.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)



                                                                             MERRILL LYNCH    MERRILL LYNCH         MFS
                                                                              BASIC VALUE         WORLD       EMERGING GROWTH
                                                                                 EQUITY          STRATEGY        COMPANIES
                                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                           ----------------- --------------- ----------------
ASSETS:
Investments at value (Note 1) ............................................   $ 239,087,934     $28,443,913     $869,223,545
Cash .....................................................................             360              --        1,077,976
Foreign cash (Note 1) ....................................................              --          15,374               62
Receivable for securities sold ...........................................       3,151,824         533,319       16,874,154
Unrealized appreciation of foreign currency contracts (Note 1) ...........              --          16,763               --
Short-term investments held as collateral for loaned securities ..........      11,394,700       4,270,155               --
Receivable from Separate Accounts for Trust shares sold ..................       1,181,925         117,041        4,624,557
Receivable for forward commitments .......................................              --              --               --
Variation margin receivable on futures contracts .........................              --              --               --
Receivable from investment manager .......................................              --              --               --
Dividends, interest and other receivables ................................         371,183         182,210          205,955
Deferred organizational costs (Note 1) ...................................          17,855          17,855           17,855
Other assets .............................................................           4,006             573           12,422
                                                                             -------------     -----------     ------------
  Total assets ...........................................................     255,209,787      33,597,203      892,036,526
                                                                             -------------     -----------     ------------
LIABILITIES:
Payable to custodian .....................................................           8,542          24,524           25,782
Payable for securities purchased .........................................       1,505,481         228,276       56,280,882
Unrealized depreciation of foreign currency contracts (Note 1) ...........              --          23,369              128
Collateral held for loaned securities ....................................      11,394,700       4,270,155               --
Variation margin payable on futures contracts (Note 1) ...................              --              --               --
Distribution fees payable ................................................          46,014           5,515          152,386
Investment management fees payable .......................................          81,379           9,560          280,390
Trustees' fees payable ...................................................           8,110           3,021           19,012
Payable to Separate Accounts for Trust shares redeemed ...................          55,562          16,366          459,382
Forward commitments at value (Note 1) ....................................              --              --               --
Overdraft payable ........................................................              --           1,381               --
Country Tax Payable ......................................................              --              --               --
Accrued expenses (Note 1) ................................................         127,741          24,903          342,870
                                                                             -------------     -----------     ------------
  Total liabilities ......................................................      13,227,529       4,607,070       57,560,832
                                                                             -------------     -----------     ------------
NET ASSETS ...............................................................   $ 241,982,258     $28,990,133     $834,475,694
                                                                             =============     ===========     ============
Investments at cost ......................................................   $ 214,885,587     $26,101,251     $711,333,756
                                                                             =============     ===========     ============
Foreign cash at cost .....................................................              --     $    15,506     $         62
                                                                             =============     ===========     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .........................................................   $ 203,906,937     $26,863,265     $670,074,192
 Accumulated undistributed (overdistributed) net investment income .......       1,346,733          78,173         (395,106)
 Accumulated net realized gain (loss) ....................................      12,526,241        (277,813)       6,907,117
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ............................      24,202,347       2,326,508      157,889,491
                                                                             -------------     -----------     ------------
NET ASSETS ...............................................................   $ 241,982,258     $28,990,133     $834,475,694
                                                                             =============     ===========     ============
CLASS IA SHARES:
Net Assets ...............................................................   $          --     $        --     $ 19,574,243
                                                                             =============     ===========     ============
Shares outstanding (Unlimited amount authorized: no par value) ...........              --              --        1,081,188
                                                                             =============     ===========     ============
Net asset value, offering and redemption price per share (Note 1) ........   $          --     $        --     $      18.10
                                                                             =============     ===========     ============
CLASS IB SHARES:
Net Assets ...............................................................   $ 241,982,258     $28,990,133     $814,901,451
                                                                             =============     ===========     ============
Shares outstanding (Unlimited amount authorized: no par value) ...........      16,153,582       2,527,317       45,050,134
                                                                             =============     ===========     ============
Net asset value, offering and redemption price per share (Note 1) ........   $       14.98     $     11.47     $      18.09
                                                                             =============     ===========     ============

See Notes to Financial Statements.

        MFS                                                      EQ/PUTNAM           EQ/PUTNAM
    GROWTH WITH             MFS              EQ/PUTNAM        GROWTH & INCOME      INTERNATIONAL
      INCOME              RESEARCH            BALANCED             VALUE               EQUITY
     PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
------------------   -----------------   -----------------   -----------------   -----------------
  $   38,645,256       $ 555,654,599       $ 104,685,260       $ 571,923,025       $ 183,929,790
         400,652             147,734                  --               4,239           1,897,238
          44,431                  53                  --                  --           1,156,402
         212,352           4,740,288           1,628,382           7,232,341           1,998,465
              --                  --                   2                  --             139,925
              --         119,995,772           6,543,076          79,141,528          15,110,605
         283,660           1,257,086             568,053             892,447           2,953,163
              --                  --             865,972                  --                  --
              --                  --                  --                  --                  --
              --                  --                  --                  --                  --
          27,395             238,130             494,535             956,173             461,264
              --              17,855              17,855              17,855              17,855
           1,379               9,915               1,695              10,544               3,141
  --------------       -------------       -------------       -------------       -------------
      39,615,125         682,061,432         114,804,830         660,178,152         207,667,848
  --------------       -------------       -------------       -------------       -------------
          12,092              22,261              23,912              24,319              87,333
         662,433           7,536,353           3,756,355           5,404,216           3,699,581
             276               4,825                  --                  --             165,399
              --         119,995,772           6,543,076          79,141,528          15,110,605
              --                  --                  --                  --                  --
           6,194             104,414              19,367             110,871              35,588
           5,055             181,743              29,323             198,000              90,901
             130              17,272               4,552              20,292               7,878
              --              74,783              36,306              34,468                  --
              --                  --             868,212                  --                  --
              --                  --           2,481,340                  --                  --
              --                  --                  --                  --                  --
          12,992             269,938              61,199             304,114             107,050
  --------------       -------------       -------------       -------------       -------------
         699,172         128,207,361          13,823,642          85,237,808          19,304,335
  --------------       -------------       -------------       -------------       -------------
  $   38,915,953       $ 553,854,071       $ 100,981,188       $ 574,940,344       $ 188,363,513
  ==============       =============       =============       =============       =============
  $   37,120,556       $ 474,121,044       $  99,583,674       $ 518,105,472       $ 159,588,183
  ==============       =============       =============       =============       =============
  $       44,431       $          53                  --                  --       $   1,156,527
  ==============       =============       =============       =============       =============
  $   37,301,330       $ 458,246,461       $  90,891,008       $ 491,209,208       $ 155,172,667
          74,061             273,764           1,171,944           3,363,439           1,502,886
          15,900          13,801,631           3,820,909          26,550,144           7,381,517
       1,524,662          81,532,215           5,097,327          53,817,553          24,306,443
  --------------       -------------       -------------       -------------       -------------
  $   38,915,953       $ 553,854,071       $ 100,981,188       $ 574,940,344       $ 188,363,513
  ==============       =============       =============       =============       =============
  $           --       $          --       $          --       $          --       $          --
  ==============       =============       =============       =============       =============
              --                  --                  --                  --                  --
  ==============       =============       =============       =============       =============
  $           --       $          --       $          --       $          --       $          --
  ==============       =============       =============       =============       =============
  $   38,915,953       $ 553,854,071       $ 100,981,188       $ 574,940,344       $ 188,363,513
  ==============       =============       =============       =============       =============
       3,639,000          35,749,609           7,767,722          40,639,997          12,900,000
  ==============       =============       =============       =============       =============
  $        10.69       $       15.49       $       13.00       $       14.15       $       14.60
  ==============       =============       =============       =============       =============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)



                                                                              EQ/PUTNAM                        T. ROWE PRICE
                                                                              INVESTORS      T. ROWE PRICE     INTERNATIONAL
                                                                                GROWTH       EQUITY INCOME         STOCK
                                                                              PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                           --------------- ----------------- ----------------
ASSETS:
Investments at value (Note 1) ............................................  $280,167,619     $ 287,875,297     $144,188,571
Cash .....................................................................       217,067               794       11,978,219
Foreign cash (Note 1) ....................................................            --                --               --
Receivable for securities sold ...........................................     1,865,666           879,019        1,236,102
Unrealized appreciation of foreign currency contracts (Note 1) ...........            --                --                9
Short-term investments held as collateral for loaned securities ..........     8,438,869        27,464,660        9,066,990
Receivable from Separate Accounts for Trust shares sold ..................       682,282           989,526          988,346
Receivable for forward commitments .......................................            --                --               --
Variation margin receivable on futures contracts .........................            --                --               --
Receivable from investment manager. ......................................            --                --               --
Dividends, interest and other receivables ................................        82,330           584,874          463,979
Deferred organizational costs (Note 1) ...................................        17,855            17,855           17,855
Other assets .............................................................         4,384             4,768            2,543
                                                                            ------------     -------------     ------------
  Total assets ...........................................................   291,476,072       317,816,793      167,942,614
                                                                            ------------     -------------     ------------
LIABILITIES:
Payable to custodian .....................................................        16,194            14,867           43,966
Payable for securities purchased .........................................     2,114,156         1,233,628        1,068,603
Unrealized depreciation of foreign currency contracts (Note 1) ...........            --                --              248
Collateral held for loaned securities ....................................     8,438,869        27,464,660        9,066,990
Variation margin payable on futures contracts (Note 1) ...................            --                --               --
Distribution fees payable ................................................        51,801            59,819           29,889
Investment management fees payable .......................................       109,878           101,820           79,981
Trustees' fees payable ...................................................         7,714            12,569            9,238
Payable to Separate Accounts for Trust shares redeemed ...................            --           152,916           98,228
Forward commitments at value (Note 1) ....................................            --                --               --
Overdraft payable ........................................................            --                --          436,309
Country Tax Payable ......................................................            --                --               --
Accrued expenses (Note 1) ................................................       126,474           133,101          108,383
                                                                            ------------     -------------     ------------
  Total liabilities ......................................................    10,865,086        29,173,380       10,941,835
                                                                            ------------     -------------     ------------
NET ASSETS ...............................................................  $280,610,986     $ 288,643,413     $157,000,779
                                                                            ============     =============     ============
Investments at cost ......................................................  $230,962,693     $ 256,863,160     $132,386,653
                                                                            ============     =============     ============
Foreign cash at cost .....................................................            --                --               --
                                                                            ============     =============     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .........................................................  $225,118,547     $ 247,454,360     $144,495,414
 Accumulated undistributed (overdistributed) net investment income .......      (156,302)        2,592,891          865,125
 Accumulated net realized gain (loss) ....................................     6,443,815         7,583,099         (142,650)
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ............................    49,204,926        31,013,063       11,782,890
                                                                            ------------     -------------     ------------
NET ASSETS ...............................................................  $280,610,986     $ 288,643,413     $157,000,779
                                                                            ============     =============     ============
CLASS IA SHARES:
Net Assets ...............................................................  $         --     $   5,963,224     $         --
                                                                            ============     =============     ============
Shares outstanding (Unlimited amount authorized: no par value) ...........            --           418,411               --
                                                                            ============     =============     ============
Net asset value, offering and redemption price per share (Note 1) ........  $         --     $       14.25     $         --
                                                                            ============     =============     ============
CLASS IB SHARES:
Net Assets ...............................................................  $280,610,986     $ 282,680,189     $157,000,779
                                                                            ============     =============     ============
Shares outstanding (Unlimited amount authorized: no par value) ...........    15,171,929        19,857,141       13,692,008
                                                                            ============     =============     ============
Net asset value, offering and redemption price per share (Note 1) ........  $      18.50     $       14.24     $      11.47
                                                                            ============     =============     ============

See Notes to Financial Statements.

                                                                                   BT
 WARBURG PINCUS     MORGAN STANLEY            BT                 BT               SMALL
  SMALL COMPANY        EMERGING           EQUITY 500       INTERNATIONAL         COMPANY
      VALUE         MARKETS EQUITY          INDEX           EQUITY INDEX          INDEX
    PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------   ----------------   -----------------   ---------------   ----------------
 $ 161,174,911       $ 79,489,349       $ 444,519,044       $58,119,054       $ 46,225,775
     2,531,354          5,980,360             214,962             4,381             79,337
            --             75,153                  --         1,497,364                 --
     3,210,697          1,257,742           2,289,554                --         12,101,608
            --                 --                  --            66,487                 --
    11,942,600                 --          20,864,973         3,778,993          5,823,092
       605,594          1,731,190           1,034,575           106,998              8,474
            --                 --                  --                --                 --
            --                 --              36,125           427,224                 --
            --                 --                  --                --              3,975
        57,955            361,434             379,326           151,297             44,709
        17,855             19,771              21,966            21,966             21,966
         2,826                881               7,465             6,543                822
 -------------       ------------       -------------       -----------       ------------
   179,543,792         88,915,880         469,367,990        64,180,307         64,309,758
 -------------       ------------       -------------       -----------       ------------
        16,070            107,097              24,541            25,878             36,162
     7,526,264          3,342,605             521,961                --         13,097,493
            --                443                  --            10,077                 --
    11,942,600                 --          20,864,973         3,778,993          5,823,092
            --                 --                  --                --                 --
        29,527             15,092              83,944            11,083              8,690
        70,277             39,734              42,572            12,730                 --
        11,047              2,076               5,840             1,599              1,056
       204,749          1,048,515              46,494             2,231             16,731
            --                 --                  --                --                 --
            --                 --                  --                --                 --
            --            461,277                  --                --                 --
       112,247             49,361             178,702            62,523             54,880
 -------------       ------------       -------------       -----------       ------------
    19,912,781          5,066,200          21,769,027         3,905,114         19,038,104
 -------------       ------------       -------------       -----------       ------------
 $ 159,631,011       $ 83,849,680       $ 447,598,963       $60,275,193       $ 45,271,654
 =============       ============       =============       ===========       ============
 $ 149,537,680       $ 66,779,065       $ 387,949,201       $52,293,255       $ 46,018,343
 =============       ============       =============       ===========       ============
            --       $     75,946                  --       $ 1,512,738                 --
 =============       ============       =============       ===========       ============
 $ 178,962,761       $ 77,870,202       $ 387,452,610       $53,851,082       $ 42,513,643
       270,909            146,033           1,537,116           530,467            186,515
   (31,239,890)        (6,414,039)          1,597,784          (101,687)         2,279,087
    11,637,231         12,247,484          57,011,453         5,995,331            292,409
 -------------       ------------       -------------       -----------       ------------
 $ 159,631,011       $ 83,849,680       $ 447,598,963       $60,275,193       $ 45,271,654
 =============       ============       =============       ===========       ============
 $   2,306,744       $         --       $          --       $ 2,250,803       $         --
 =============       ============       =============       ===========       ============
       215,034                 --                  --           182,647                 --
 =============       ============       =============       ===========       ============
 $       10.73       $         --       $          --       $     12.32       $         --
 =============       ============       =============       ===========       ============
 $ 157,324,267       $ 83,849,680       $ 447,598,963       $58,024,390       $ 45,271,654
 =============       ============       =============       ===========       ============
    14,661,247         10,492,060          32,081,695         4,708,343          4,362,999
 =============       ============       =============       ===========       ============
 $       10.73       $       7.99       $       13.95       $     12.32       $      10.38
 =============       ============       =============       ===========       ============

EQ ADVISORS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)



                                                                                                 LAZARD          LAZARD
                                                                                 JPM           LARGE CAP        SMALL CAP
                                                                              CORE BOND          VALUE            VALUE
                                                                              PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                           --------------- ----------------- --------------
ASSETS:
Investments at value (Note 1) ............................................  $129,423,812     $ 116,857,027    $ 62,133,241
Cash .....................................................................            --             1,397         583,015
Foreign cash (Note 1) ....................................................            --                --              --
Receivable for securities sold ...........................................     3,530,692           369,478         305,798
Unrealized appreciation of foreign currency contracts (Note 1) ...........            --                --              --
Short-term investments held as collateral for loaned securities ..........     2,067,410         1,932,604       5,284,143
Receivable from Separate Accounts for Trust shares sold ..................       417,439           102,401         159,375
Receivable for forward commitments .......................................     3,664,781                --              --
Variation margin receivable on futures contracts .........................            --                --              --
Receivable from investment manager .......................................            --                --              --
Dividends, interest and other receivables ................................     1,278,836           144,781          52,529
Deferred organizational costs (Note 1) ...................................        21,966            21,966          21,966
Other assets .............................................................         3,103             2,037           1,266
                                                                            ------------     -------------    ------------
  Total assets ...........................................................   140,408,039       119,431,691      68,541,333
                                                                            ------------     -------------    ------------
LIABILITIES:
Payable to custodian .....................................................         6,176             7,557           7,564
Payable for securities purchased .........................................     8,351,540         7,256,915         155,339
Unrealized depreciation of foreign currency contracts (Note 1) ...........            --                --              --
Collateral held for loaned securities ....................................     2,067,410         1,932,604       5,284,143
Variation margin payable on futures contracts (Note 1) ...................         2,868                --              --
Distribution fees payable ................................................        25,080            21,290          12,551
Investment management fees payable .......................................        37,216            43,751          36,703
Trustees' fees payable ...................................................         2,524             1,918           1,370
Payable to Separate Accounts for Trust shares redeemed ...................            --                --           2,658
Forward commitments at value (Note 1) ....................................     3,652,594                --              --
Overdraft payable ........................................................       177,768                --              --
Country Tax Payable ......................................................            --                --              --
Accrued expenses (Note 1) ................................................        83,221            68,848          54,959
                                                                            ------------     -------------    ------------
  Total liabilities ......................................................    14,406,397         9,332,883       5,555,287
                                                                            ------------     -------------    ------------
NET ASSETS ...............................................................  $126,001,642     $ 110,098,808    $ 62,986,046
                                                                            ============     =============    ============
Investments at cost ......................................................  $133,661,954     $ 101,900,252    $ 57,536,056
                                                                            ============     =============    ============
Foreign cash at cost .....................................................            --                --              --
                                                                            ============     =============    ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital .........................................................  $128,515,714     $  93,708,894    $ 59,642,725
 Accumulated undistributed (overdistributed) net investment income .......     3,181,703           607,092          84,333
 Accumulated net realized gain (loss) ....................................    (1,349,096)          826,047      (1,338,197)
 Unrealized appreciation (depreciation) on investments and foreign
  currency denominated assets and liabilities ............................    (4,346,679)       14,956,775       4,597,185
                                                                            ------------     -------------    ------------
NET ASSETS ...............................................................  $126,001,642     $ 110,098,808    $ 62,986,046
                                                                            ============     =============    ============
CLASS IA SHARES:
Net Assets ...............................................................  $         --     $          --    $         --
                                                                            ============     =============    ============
Shares outstanding (Unlimited amount authorized: no par value) ...........            --                --              --
                                                                            ============     =============    ============
Net asset value, offering and redemption price per share (Note 1) ........  $         --     $          --    $         --
                                                                            ============     =============    ============
CLASS IB SHARES:
Net Assets ...............................................................  $126,001,642     $ 110,098,808    $ 62,986,046
                                                                            ============     =============    ============
Shares outstanding (Unlimited amount authorized: no par value) ...........    12,183,117         8,282,542       6,238,572
                                                                            ============     =============    ============
Net asset value, offering and redemption price per share (Note 1) ........  $      10.34     $       13.29    $      10.10
                                                                            ============     =============    ============

See Notes to Financial Statements.

                                   EQ/ALLIANCE       CAPITAL          CAPITAL          CAPITAL
       EQ/         EQ/EVERGREEN      PREMIER         GUARDIAN        GUARDIAN         GUARDIAN
    EVERGREEN       FOUNDATION        GROWTH      INTERNATIONAL      RESEARCH        U.S. EQUITY
    PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------- -------------- --------------- --------------- ---------------- ----------------
  $   3,111,907    $ 5,221,665     $42,819,865     $11,198,039     $ 11,558,893     $ 12,128,975
         30,557         37,394          33,045       1,491,520        1,112,973        3,627,711
             --             --              --              51               --               --
             --             --           7,275              --               --               --
             --             --              --           3,028               --               --
             --             --              --              --               --               --
             --         16,505       1,866,158          68,612           32,011          280,924
             --             --              --              --               --               --
             --             --              --              --               --               --
          4,451          1,367              --              --              891               --
          1,017         19,001           6,856          15,037            6,430           13,349
             --             --              --              --               --               --
            690            622             689             622              690              689
  -------------    -----------     -----------     -----------     ------------     ------------
      3,148,622      5,296,554      44,733,888      12,776,909       12,711,888       16,051,648
  -------------    -----------     -----------     -----------     ------------     ------------
          8,181          3,393           5,849           2,507            5,849            5,849
        283,211        825,804       2,126,490         194,837          381,044           17,488
             --             --              --           4,494               --               --
             --             --              --              --               --               --
             --             --              --              --               --               --
            359            649           5,683           2,306            2,279            2,673
             --             --          13,349           1,875               --              355
             22             26              54              89               87               88
             --             --              --              --               --               --
             --             --              --              --               --               --
             --             --              --              --               --               --
             --             --              --              --               --               --
          7,380          8,300           8,419          11,247            8,396            8,515
  -------------    -----------     -----------     -----------     ------------     ------------
        299,153        838,172       2,159,844         217,355          397,655           34,968
  -------------    -----------     -----------     -----------     ------------     ------------
  $   2,849,469    $ 4,458,382     $42,574,044     $12,559,554     $ 12,314,233     $ 16,016,680
  =============    ===========     ===========     ===========     ============     ============
  $   3,062,531    $ 5,119,456     $40,541,198     $10,868,945     $ 11,288,752     $ 11,737,044
  =============    ===========     ===========     ===========     ============     ============
             --             --              --              --               --               --
  =============    ===========     ===========     ===========     ============     ============
  $   2,738,157    $ 4,307,144     $40,282,435     $12,258,120     $ 12,022,361     $ 15,611,431
          5,921         31,265          (1,855)         25,359            2,732           10,449
         56,015         17,764          14,797         (52,488)          18,999            2,869
         49,376        102,209       2,278,667         328,563          270,141          391,931
  -------------    -----------     -----------     -----------     ------------     ------------
  $   2,849,469    $ 4,458,382     $42,574,044     $12,559,554     $ 12,314,233     $ 16,016,680
  =============    ===========     ===========     ===========     ============     ============
  $          --    $        --     $     1,053     $        --     $         --     $         --
  =============    ===========     ===========     ===========     ============     ============
             --             --             100              --               --
  =============    ===========     ===========     ===========     ============
  $          --    $        --     $     10.53     $        --     $         --     $         --
  =============    ===========     ===========     ===========     ============     ============
  $   2,849,469    $ 4,458,382     $42,572,991     $12,559,554     $ 12,314,233     $ 16,016,680
  =============    ===========     ===========     ===========     ============     ============
        267,639        426,317       4,039,652       1,226,436        1,204,464        1,560,141
  =============    ===========     ===========     ===========     ============     ============
  $       10.65    $     10.46     $     10.54     $     10.24     $      10.22     $      10.27
  =============    ===========     ===========     ===========     ============     ============

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)




                                                                   MERRILL LYNCH     MERRILL LYNCH           MFS
                                                                    BASIC VALUE          WORLD         EMERGING GROWTH
                                                                       EQUITY           STRATEGY          COMPANIES
                                                                     PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                  ---------------   ---------------   ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,887 from an affiliated company for
   the BT International Equity Index Portfolio) ...............     $ 1,571,019       $  179,823        $   748,877
  Interest ....................................................         617,425          191,560          1,474,212
  Securities lending--Net .....................................          12,188            3,355            118,791
                                                                    -----------       ----------        -----------
   Total income ...............................................       2,200,632          374,738          2,341,880
                                                                    -----------       ----------        -----------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fees ..................................         551,969          104,281          1,781,529
  Administrative fees .........................................          63,924           24,721            174,197
  Custody fees ................................................          11,968           30,636             34,238
  Distribution fees--Class IB .................................         250,895           37,243            792,505
  Printing and mailing expenses ...............................          53,340            9,678            156,255
  Professional fees ...........................................          19,926            3,848             57,773
  Interest expense on loans ...................................              --               --                 --
  Trustees' fees (Note 7) .....................................           3,827              660             10,904
  Amortization of deferred organizational expense .............           3,124            3,124              3,124
  Miscellaneous ...............................................           7,026            1,453             18,756
                                                                    -----------       ----------        -----------
   Gross expenses .............................................         965,999          215,644          3,029,281
                                                                    -----------       ----------        -----------
 Waivers and reimbursements: (Note 6)
  Waiver of investment management fees ........................        (112,275)         (36,198)          (292,609)
  Reimbursement from investment manager .......................              --               --                 --
                                                                    -----------       ----------        -----------
   Total waivers and reimbursements ...........................        (112,275)         (36,198)          (292,609)
                                                                    -----------       ----------        -----------
   Net expenses ...............................................         853,724          179,446          2,736,672
                                                                    -----------       ----------        -----------
NET INVESTMENT INCOME (LOSS) ..................................       1,346,908          195,292           (394,792)
                                                                    -----------       ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................      12,610,110        1,240,016         20,129,673
  Swap agreements .............................................              --               --                 --
  Foreign currency transactions ...............................              --          151,667             74,468
  Forward commitments .........................................              --               --                 --
  Futures contracts ...........................................              --               --                 --
                                                                    -----------       ----------        -----------
 Realized gain (loss)--net ....................................      12,610,110        1,391,683         20,204,141
                                                                    -----------       ----------        -----------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................      24,489,556         (133,165)        61,022,421
  Swap agreements .............................................              --               --                 --
  Foreign currency translations ...............................              --          (17,130)              (296)
  Forward commitments .........................................              --               --                 --
  Futures contracts ...........................................              --               --                 --
                                                                    -----------       ----------        -----------
 Unrealized appreciation (depreciation)--net ..................      24,489,556         (150,295)        61,022,125
                                                                    -----------       ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................      37,099,666        1,241,388         81,226,266
                                                                    -----------       ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........     $38,446,574       $1,436,680        $80,831,474
                                                                    ===========       ==========        ===========
*Foreign taxes withheld on dividends ..........................     $        --       $   19,654        $     1,486
                                                                    ===========       ==========        ===========
*Foreign taxes withheld on interest ...........................     $        --       $      179        $        --
                                                                    ===========       ==========        ===========

---------
**  For the period from May 1, 1999 to June 30, 1999.


See Notes to Financial Statements.

     MFS                                             EQ/PUTNAM          EQ/PUTNAM         EQ/PUTNAM
 GROWTH WITH          MFS          EQ/PUTNAM      GROWTH & INCOME     INTERNATIONAL       INVESTORS
    INCOME         RESEARCH         BALANCED           VALUE              EQUITY           GROWTH
  PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
-------------   --------------   -------------   -----------------   ---------------   --------------
 $  100,964      $ 1,832,898      $  564,321        $ 4,981,308        $ 1,575,657      $   611,861
     49,935          424,597         978,734            522,811            175,183          195,155
         --            8,247          15,991             17,468             29,217            3,237
 ----------      -----------      ----------        -----------        -----------      -----------
    150,899        2,265,742       1,559,046          5,521,587          1,780,057          810,253
 ----------      -----------      ----------        -----------        -----------      -----------
     49,654        1,293,739         238,958          1,412,910            569,586          613,454
     18,888          130,225          41,192            142,786             60,392           70,222
     21,655           39,758          37,029             27,000            130,284           22,578
     22,653          588,064         108,617            642,232            203,424          278,843
      1,957          124,374          23,876            139,895             45,426           55,452
        725           46,228          10,778             52,267             18,642           22,777
         --               --              --                 --                 --               --
        130            8,764           1,666              9,898              3,144            3,919
         --            3,124           3,124              3,124              3,124            3,124
         --           15,062           2,583             14,534              4,689            6,344
 ----------      -----------      ----------        -----------        -----------      -----------
    115,662        2,249,338         467,823          2,444,646          1,038,711        1,076,713
 ----------      -----------      ----------        -----------        -----------      -----------
    (38,824)        (249,199)        (76,121)          (260,377)           (61,597)         (84,474)
         --               --              --                 --                 --               --
 ----------      -----------      ----------        -----------        -----------      -----------
    (38,824)        (249,199)        (76,121)          (260,377)           (61,597)         (84,474)
 ----------      -----------      ----------        -----------        -----------      -----------
     76,838        2,000,139         391,702          2,184,269            977,114          992,239
 ----------      -----------      ----------        -----------        -----------      -----------
     74,061          265,603       1,167,344          3,337,318            802,943         (181,986)
 ----------      -----------      ----------        -----------        -----------      -----------
     16,740       21,081,397       3,194,138         22,821,623         10,846,779       10,798,836
         --               --              --                 --                 --               --
       (840)         (18,618)         19,796                 --           (656,061)              --
         --               --              --                 --                 --               --
         --               --              --                 --                 --               --
 ----------      -----------      ----------        -----------        -----------      -----------
     15,900       21,062,779       3,213,934         22,821,623         10,190,718       10,798,836
 ----------      -----------      ----------        -----------        -----------      -----------
  1,524,700       22,910,140       1,571,810         26,740,355          7,255,549       11,717,152
         --               --              --                 --                 --               --
        (38)          (1,133)         (4,438)                --            677,115               --
         --               --              --                 --                 --               --
         --               --              --                 --                 --               --
 ----------      -----------      ----------        -----------        -----------      -----------
  1,524,662       22,909,007       1,567,372         26,740,355          7,932,664       11,717,152
 ----------      -----------      ----------        -----------        -----------      -----------
  1,540,562       43,971,786       4,781,306         49,561,978         18,123,382       22,515,988
 ----------      -----------      ----------        -----------        -----------      -----------
 $1,614,623      $44,237,389      $5,948,650        $52,899,296        $18,926,325      $22,334,002
 ==========      ===========      ==========        ===========        ===========      ===========
 $      412      $    25,181      $       --        $        --        $   194,935      $        --
 ==========      ===========      ==========        ===========        ===========      ===========
 $       --      $        --      $       --        $        --        $        --      $        --
 ==========      ===========      ==========        ===========        ===========      ===========

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)




                                                                                     T. ROWE PRICE     WARBURG PINCUS
                                                                   T. ROWE PRICE     INTERNATIONAL     SMALL COMPANY
                                                                   EQUITY INCOME         STOCK             VALUE
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  ---------------   ---------------   ---------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,887 from an affiliated company for
   the BT International Equity Index Portfolio) ...............     $ 3,341,233       $1,715,477       $     789,334
  Interest ....................................................         293,792          152,373             231,967
  Securities lending--net .....................................           8,580           13,566               1,703
                                                                    -----------       ----------       -------------
   Total income ...............................................       3,643,605        1,881,416           1,023,004
                                                                    -----------       ----------       -------------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fees ..................................         701,553          535,850             489,426
  Administrative fees .........................................          80,307           68,965              52,131
  Custody fees ................................................          16,959           72,115              21,454
  Distribution fees--Class IB .................................         318,888          178,616             186,401
  Printing and mailing expenses ...............................          70,727           40,651              45,489
  Professional fees ...........................................          27,020           16,566              19,638
  Interest expense on loans ...................................              --               --                  --
  Trustees' fees (Note 7) .....................................           5,152            2,868               3,209
  Amortization of deferred organizational expense .............           1,846            3,124               3,124
  Miscellaneous ...............................................           9,709            4,465               5,129
                                                                    -----------       ----------       -------------
   Gross expenses .............................................       1,232,161          923,220             826,001
                                                                    -----------       ----------       -------------
 Waivers and reimbursements: (Note 6) .........................
  Waiver of investment management fees ........................        (147,263)         (65,181)            (74,197)
  Reimbursement from investment manager .......................              --               --                  --
                                                                    -----------       ----------       -------------
   Total waivers and reimbursements ...........................        (147,263)         (65,181)            (74,197)
                                                                    -----------       ----------       -------------
   Net expenses ...............................................       1,084,898          858,039             751,804
                                                                    -----------       ----------       -------------
NET INVESTMENT INCOME (LOSS) ..................................       2,558,707        1,023,377             271,200
                                                                    -----------       ----------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................       7,181,685        1,445,343         (10,516,750)
  Swap agreements .............................................              --               --                  --
  Foreign currency transactions ...............................         (20,050)         (18,082)                 --
  Forward commitments .........................................              --               --                  --
  Futures contracts ...........................................              --               --                  --
                                                                    -----------       ----------       -------------
 Realized gain (loss)--net ....................................       7,161,635        1,427,261         (10,516,750)
                                                                    -----------       ----------       -------------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................      20,703,167        2,735,948          11,141,045
  Swap agreements .............................................              --               --                  --
  Foreign currency translations ...............................             905          (23,417)                 --
  Forward commitments .........................................              --               --                  --
  Futures contracts ...........................................              --               --                  --
                                                                    -----------       ----------       -------------
 Unrealized appreciation (depreciation)--net ..................      20,704,072        2,712,531          11,141,045
                                                                    -----------       ----------       -------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................      27,865,707        4,139,792             624,295
                                                                    -----------       ----------       -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........     $30,424,414       $5,163,169       $     895,495
                                                                    ===========       ==========       =============
*Foreign taxes withheld on dividends ..........................     $     7,243       $  236,399       $          --
                                                                    ===========       ==========       =============
*Foreign taxes withheld on interest. ..........................     $        --       $       --       $          --
                                                                    ===========       ==========       =============

---------
**  For the period from May 1, 1999 to June 30, 1999.


See Notes to Financial Statements.

    MORGAN
    STANLEY                                               BT
   EMERGING            BT                BT             SMALL                              LAZARD
    MARKETS        EQUITY 500      INTERNATIONAL       COMPANY            JPM            LARGE CAP
    EQUITY            INDEX         EQUITY INDEX        INDEX          CORE BOND           VALUE
   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
--------------   --------------   ---------------   -------------   ---------------   ---------------
 $   626,363      $ 2,151,097       $  660,160       $  260,348      $      8,326       $   923,113
      54,945          264,309          131,723           31,262         3,702,079            97,319
          --           18,091            3,718           11,856             1,338             1,449
 -----------      -----------       ----------       ----------      ------------       -----------
     681,308        2,433,497          795,601          303,466         3,711,743         1,021,881
 -----------      -----------       ----------       ----------      ------------       -----------
     326,991          408,575           98,421           46,221           269,997           249,400
      36,471          103,832           56,944           60,171            48,151            40,195
     210,943           40,457           57,969           50,900            11,293             8,785
      71,085          408,575           68,448           46,221           149,999           113,364
      13,847           73,236           15,607           10,139            33,568            24,794
       5,865           26,920            6,308            4,095            13,090             9,432
          --               --            1,368               --                --                --
         947            5,010            1,053              686             2,286             1,659
       3,124            3,107            3,108            3,108             3,108             3,108
       6,285            8,542            1,178              972             1,048             1,287
 -----------      -----------       ----------       ----------      ------------       -----------
     675,558        1,078,254          310,404          222,513           532,540           452,024
 -----------      -----------       ----------       ----------      ------------       -----------
    (176,085)        (178,711)         (63,300)         (46,221)          (51,865)          (34,528)
          --               --               --          (54,145)               --                --
 -----------      -----------       ----------       ----------      ------------       -----------
    (176,085)        (178,711)         (63,300)        (100,366)          (51,865)          (34,528)
 -----------      -----------       ----------       ----------      ------------       -----------
     499,473          899,543          247,104          122,147           480,675           417,496
 -----------      -----------       ----------       ----------      ------------       -----------
     181,835        1,533,954          548,497          181,319         3,231,068           604,385
 -----------      -----------       ----------       ----------      ------------       -----------
   4,320,749          767,826           43,900        2,261,665        (1,985,640)        1,363,205
      (9,499)              --               --               --                --                --
    (126,718)              --         (587,676)          40,784           216,444                --
          --               --               --               --                --                --
          --          182,945          724,942               --           483,088                --
 -----------      -----------       ----------       ----------      ------------       -----------
   4,184,532          950,771          181,166        2,302,449        (1,286,108)        1,363,205
 -----------      -----------       ----------       ----------      ------------       -----------
  15,235,381       35,475,469        1,382,099          952,398        (4,476,519)        8,033,567
      (6,099)              --               --               --                --                --
    (356,758)              --           43,309               --           (49,359)               --
          --               --               --               --            (9,167)               --
          --          394,149          (60,766)          80,537           (99,387)               --
 -----------      -----------       ----------       ----------      ------------       -----------
  14,872,524       35,869,618        1,364,642        1,032,935        (4,634,432)        8,033,567
 -----------      -----------       ----------       ----------      ------------       -----------
  19,057,056       36,820,389        1,545,808        3,335,384        (5,920,540)        9,396,772
 -----------      -----------       ----------       ----------      ------------       -----------
 $19,238,891      $38,354,343       $2,094,305       $3,516,703      $ (2,689,472)      $10,001,157
 ===========      ===========       ==========       ==========      ============       ===========
 $    29,364      $        --       $   90,265       $       --      $         --       $        --
 ===========      ===========       ==========       ==========      ============       ===========
 $        24      $        --       $       --       $       --      $         --       $        --
 ===========      ===========       ==========       ==========      ============       ===========

EQ ADVISORS TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1999 (Unaudited)




                                                                      LAZARD
                                                                    SMALL CAP                       EQ/EVERGREEN
                                                                      VALUE        EQ/EVERGREEN      FOUNDATION
                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                  -------------   --------------   -------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $1,887 from an affiliated company for
   the BT International Equity Index Portfolio) ...............    $  326,425       $   5,674        $  14,855
  Interest ....................................................        83,638           9,497           27,275
  Securities lending--Net .....................................         2,072              --               --
                                                                   ----------       ---------        ---------
   Total income ...............................................       412,135          15,171           42,130
                                                                   ----------       ---------        ---------
 Expenses (Notes 1, 2, 3, 4 and 5):
  Investment management fees ..................................       218,223           6,612            7,213
  Administrative fees .........................................        31,541          14,593           14,913
  Custody fees ................................................        12,321           9,396            4,587
  Distribution fees--Class IB .................................        68,195           2,199            2,854
  Printing and mailing expenses ...............................        15,574             325              397
  Professional fees ...........................................         5,947             116              153
  Interest expense on loans ...................................            --              --               --
  Trustees' fees (Note 7) .....................................         1,024              22               26
  Amortization of deferred organizational expense .............         3,108              --               --
  Miscellaneous ...............................................         1,113              --              561
                                                                   ----------       ---------        ---------
   Gross expenses .............................................       357,046          33,263           30,704
                                                                   ----------       ---------        ---------
 Waivers reimbursement: (Note 6)
  Waiver of investment management fees ........................       (29,244)         (6,612)          (7,213)
  Reimbursement from investment manager .......................            --         (17,401)         (12,626)
                                                                   ----------       ---------        ---------
   Total waivers and reimbursements ...........................       (29,244)        (24,013)         (19,839)
                                                                   ----------       ---------        ---------
   Net expenses ...............................................       327,802           9,250           10,865
                                                                   ----------       ---------        ---------
NET INVESTMENT INCOME (LOSS) ..................................        84,333           5,921           31,265
                                                                   ----------       ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1):
 Realized Gain (Loss) on:
  Securities ..................................................      (662,216)         56,015           17,764
  Swap agreements .............................................            --              --               --
  Foreign currency transactions ...............................            --              --               --
  Forward commitments .........................................            --              --               --
  Futures contracts ...........................................            --              --               --
                                                                   ----------       ---------        ---------
 Realized gain (loss)--net ....................................      (662,216)         56,015           17,764
                                                                   ----------       ---------        ---------
 Change in Unrealized Appreciation (Depreciation) on:
  Securities ..................................................     5,836,595          49,376          102,209
  Swap agreements .............................................            --              --               --
  Foreign currency translations ...............................            --              --               --
  Forward commitments .........................................            --              --               --
  Futures contracts ...........................................            --              --               --
                                                                   ----------       ---------        ---------
 Unrealized appreciation (depreciation)--net ..................     5,836,595          49,376          102,209
                                                                   ----------       ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ......................     5,174,379         105,391          119,973
                                                                   ----------       ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .........    $5,258,712       $ 111,312        $ 151,238
                                                                   ==========       =========        =========
*Foreign taxes withheld on dividends ..........................    $       --       $      --        $      --
                                                                   ==========       =========        =========
*Foreign taxes withheld on interest. ..........................    $       --       $      --        $      --
                                                                   ==========       =========        =========

---------
**    For the period from May 1, 1999 to June 30, 1999.


See Notes to Financial Statements.

 EQ/ALLIANCE**                            CAPITAL**      CAPITAL**
    PREMIER        CAPITAL GUARDIAN**      GUARDIAN      GUARDIAN
     GROWTH           INTERNATIONAL        RESEARCH     U.S. EQUITY
   PORTFOLIO            PORTFOLIO         PORTFOLIO      PORTFOLIO
---------------   --------------------   -----------   ------------
  $   12,534           $  35,310          $  14,264     $  19,389
      22,142              11,263              5,129         9,703
          --                  --                 --            --
  ----------           ---------          ---------     ---------
      34,676              46,573             19,393        29,092
  ----------           ---------          ---------     ---------
      28,546              13,250             11,400        13,737
       7,272               9,308              6,527         6,637
       5,849               2,507              5,849         5,849
       7,929               4,417              4,384         4,906
         805               1,334              1,311         1,318
         342                 561                558           560
          --                  --                 --            --
          54                  89                 87            88
          --                  --                 --            --
          --                 112                 --            --
  ----------           ---------          ---------     ---------
      50,797              31,578             30,116        33,095
  ----------           ---------          ---------     ---------
     (14,266)            (10,364)           (11,400)      (13,737)
          --                  --             (2,055)         (715)
  ----------           ---------          ---------     ---------
     (14,266)            (10,364)           (13,455)      (14,452)
  ----------           ---------          ---------     ---------
      36,531              21,214             16,661        18,643
  ----------           ---------          ---------     ---------
      (1,855)             25,359              2,732        10,449
  ----------           ---------          ---------     ---------
      14,797                (157)            18,999         2,869
          --                  --                 --            --
          --             (52,331)                --            --
          --                  --                 --            --
          --                  --                 --            --
  ----------           ---------          ---------     ---------
      14,797             (52,488)            18,999         2,869
  ----------           ---------          ---------     ---------
   2,278,667             329,094            270,141       391,931
          --                  --                 --            --
          --                (531)                --            --
          --                  --                 --            --
          --                  --                 --            --
  ----------           ---------          ---------     ---------
   2,278,667             328,563            270,141       391,931
  ----------           ---------          ---------     ---------
   2,293,464             276,075            289,140       394,800
  ----------           ---------          ---------     ---------
  $2,291,609           $ 301,434          $ 291,872     $ 405,249
  ==========           =========          =========     =========
  $       --           $   4,565          $      --     $      --
  ==========           =========          =========     =========
  $       --           $      --          $      --     $      --
  ==========           =========          =========     =========

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                         MERRILL LYNCH BASIC VALUE EQUITY
                                                                                    PORTFOLIO
                                                                       ------------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 1999       YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1998
                                                                       ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $   1,346,908      $   1,620,403
 Realized gain (loss)--net ...........................................     12,610,110          5,652,703
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     24,489,556           (239,779)
                                                                        -------------      -------------
 Net increase (decrease) in net assets from operations ...............     38,446,574          7,033,327
                                                                        -------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                 --
  Dividends in excess of net investment income .......................             --                 --
  Distributions from realized gains ..................................             --                 --
  Distributions in excess of realized gains ..........................             --                 --
  Return of capital distributions ....................................             --                 --
                                                                        -------------      -------------
 Total Class IA dividends and distributions ..........................             --                 --
                                                                        -------------      -------------
 Class IB:
  Dividends from net investment income ...............................             --         (1,636,788)
  Dividends in excess of net investment income .......................             --             (8,838)
  Distributions from realized gains ..................................             --         (5,629,501)
  Distributions in excess of realized gains ..........................             --            (75,031)
  Return of capital distributions ....................................             --                 --
                                                                        -------------      -------------
 Total Class IB dividends and distributions ..........................             --         (7,350,158)
                                                                        -------------      -------------
 Decrease in net assets from dividends and distributions .............             --         (7,350,158)
                                                                        -------------      -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                 --
  Shares issued in reinvestment of dividends and distributions .......             --                 --
  Shares redeemed ....................................................             --                 --
                                                                        -------------      -------------
 Total Class IA transactions .........................................             --                 --
                                                                        -------------      -------------
 Class IB:
  Shares sold ........................................................     62,925,247        161,279,159
  Shares issued in reinvestment of dividends and distributions .......             --          7,350,158
  Shares redeemed ....................................................    (33,493,766)       (43,703,327)
                                                                        -------------      -------------
 Total Class IB transactions .........................................     29,431,481        124,925,990
                                                                        -------------      -------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     29,431,481        124,925,990
                                                                        -------------      -------------
INCREASE (DECREASE) IN NET ASSETS ....................................     67,878,055        124,609,159
NET ASSETS, BEGINNING OF PERIOD ......................................    174,104,203         49,495,044
                                                                        -------------      -------------
NET ASSETS, END OF PERIOD ............................................  $ 241,982,258      $ 174,104,203
                                                                        =============      =============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $   1,346,733      $        (175)
                                                                        =============      =============
SHARES TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                 --
  Shares issued in reinvestment of dividends and distributions .......             --                 --
  Shares redeemed ....................................................             --                 --
                                                                        -------------      -------------
 Total Class IA transactions .........................................             --                 --
                                                                        =============      =============
 Class IB:
  Shares sold ........................................................      4,541,171         12,674,506
  Shares issued in reinvestment of dividends and distributions .......             --            600,506
  Shares redeemed ....................................................     (2,468,730)        (3,467,476)
                                                                        -------------      -------------
 Total Class IB transactions .........................................      2,072,441          9,807,536
                                                                        =============      =============



                                                                          MERRILL LYNCH WORLD STRATEGY
                                                                                   PORTFOLIO
                                                                       ----------------------------------
                                                                          SIX MONTHS
                                                                            ENDED
                                                                        JUNE 30, 1999      YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31, 1998
                                                                       --------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $    195,292     $      417,475
 Realized gain (loss)--net ...........................................     1,391,683         (1,565,854)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      (150,295)         2,563,344
                                                                        ------------     --------------
 Net increase (decrease) in net assets from operations ...............     1,436,680          1,414,965
                                                                        ------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................            --                 --
  Dividends in excess of net investment income .......................            --                 --
  Distributions from realized gains ..................................            --                 --
  Distributions in excess of realized gains ..........................            --                 --
  Return of capital distributions ....................................            --                 --
                                                                        ------------     --------------
 Total Class IA dividends and distributions ..........................            --                 --
                                                                        ------------     --------------
 Class IB:
  Dividends from net investment income ...............................            --           (106,747)
  Dividends in excess of net investment income .......................            --           (117,119)
  Distributions from realized gains ..................................            --                 --
  Distributions in excess of realized gains ..........................            --                 --
  Return of capital distributions ....................................            --                 --
                                                                        ------------     --------------
 Total Class IB dividends and distributions ..........................            --           (223,866)
                                                                        ------------     --------------
 Decrease in net assets from dividends and distributions .............            --           (223,866)
                                                                        ------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................            --                 --
  Shares issued in reinvestment of dividends and distributions .......            --                 --
  Shares redeemed ....................................................            --                 --
                                                                        ------------     --------------
 Total Class IA transactions .........................................            --                 --
                                                                        ------------     --------------
 Class IB:
  Shares sold ........................................................     5,099,148         21,435,271
  Shares issued in reinvestment of dividends and distributions .......            --            223,866
  Shares redeemed ....................................................    (8,176,657)       (10,429,724)
                                                                        ------------     --------------
 Total Class IB transactions .........................................    (3,077,509)        11,229,413
                                                                        ------------     --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................    (3,077,509)        11,229,413
                                                                        ------------     --------------
INCREASE (DECREASE) IN NET ASSETS ....................................    (1,640,829)        12,420,512
NET ASSETS, BEGINNING OF PERIOD ......................................    30,630,962         18,210,450
                                                                        ------------     --------------
NET ASSETS, END OF PERIOD ............................................  $ 28,990,133     $   30,630,962
                                                                        ============     ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $     78,173     $     (117,119)
                                                                        ============     ==============
SHARES TRANSACTIONS:
 Class IA:
  Shares sold ........................................................            --                 --
  Shares issued in reinvestment of dividends and distributions .......            --                 --
  Shares redeemed ....................................................            --                 --
                                                                        ------------     --------------
 Total Class IA transactions .........................................            --                 --
                                                                        ============     ==============
 Class IB:
  Shares sold ........................................................       457,070          1,987,470
  Shares issued in reinvestment of dividends and distributions .......            --             20,942
  Shares redeemed ....................................................      (732,033)          (972,049)
                                                                        ------------     --------------
 Total Class IB transactions .........................................      (274,963)         1,036,363
                                                                        ============     ==============

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1998 commenced operations on January 1, 1999.
See Notes to Financial Statements.

         MFS EMERGING GROWTH
         COMPANIES PORTFOLIO            MFS GROWTH WITH INCOME PORTFOLIO
------------------------------------- -------------------------------------
    SIX MONTHS                           SIX MONTHS
      ENDED                                ENDED
  JUNE 30, 1999        YEAR ENDED      JUNE 30, 1999
   (UNAUDITED)     DECEMBER 31, 1998    (UNAUDITED)    DECEMBER 31, 1998**
----------------- ------------------- --------------- ---------------------
 $      (394,792)   $     (749,002)    $     74,061        $         --
      20,204,141       (12,444,070)          15,900                  --
      61,022,125        96,627,486        1,524,662                  --
 ---------------    --------------     ------------        ------------
      80,831,474        83,434,414        1,614,623                  --
 ---------------    --------------     ------------        ------------
              --                --               --                  --
              --                --               --                  --
              --                --               --                  --
              --                --               --                  --
              --                --               --                  --
 ---------------    --------------     ------------        ------------
              --                --               --                  --
 ---------------    --------------     ------------        ------------
              --            (7,792)              --                  --
              --                (8)              --                  --
              --                --               --                  --
              --                --               --                  --
              --                --               --                  --
 ---------------    ----------------   ------------        ------------
              --            (7,800)              --                  --
 ---------------    ----------------   ------------        ------------
              --            (7,800)              --                  --
 ---------------    ----------------   ------------        ------------
      14,489,103         6,000,146               --                  --
              --                --               --                  --
      (2,564,184)         (482,295)              --                  --
 ---------------    ----------------   ------------        ------------
      11,924,919         5,517,851               --                  --
 ---------------    ----------------   ------------        ------------
     436,249,036       611,028,621       38,615,620               1,000
              --             7,800               --                  --
    (161,814,796)     (334,513,068)      (1,315,290)                 --
 ---------------    ----------------   ------------        ------------
     274,434,240       276,523,353       37,300,330               1,000
 ---------------    ----------------   ------------        ------------
     286,359,159       282,041,204       37,300,330               1,000
 ---------------    ----------------   ------------        ------------
     367,190,633       365,467,818       38,914,953               1,000
     467,285,061       101,817,243            1,000                  --
 ---------------    ----------------   ------------        ------------
 $   834,475,694    $  467,285,061     $ 38,915,953        $      1,000
 ===============    ================   ============        ============
 $      (395,106)   $         (314)    $     74,061        $         --
 ===============    ================   ============        ============
         861,616           404,027               --                  --
              --                --               --                  --
        (153,224)          (31,231)              --                  --
 ---------------    ----------------   ------------        ------------
         708,392           372,796               --                  --
 ===============    ================   ============        ============
      25,904,004        44,295,343        3,766,787                 100
              --               568               --                  --
      (9,615,994)      (24,074,548)        (127,887)                 --
 ---------------    ----------------   ------------        ------------
      16,288,010        20,221,363        3,638,900                 100
 ===============    ================   ============        ============




        MFS RESEARCH PORTFOLIO           EQ/PUTNAM BALANCED PORTFOLIO
 ------------------------------------ -----------------------------------
    SIX MONTHS                           SIX MONTHS
       ENDED                                ENDED
   JUNE 30, 1999       YEAR ENDED       JUNE 30, 1999      YEAR ENDED
    (UNAUDITED)    DECEMBER 31, 1998     (UNAUDITED)    DECEMBER 31, 1998
 ---------------- ------------------- ---------------- ------------------
  $     265,603      $   1,050,278      $  1,167,344     $    1,413,676
     21,062,779         (6,417,869)        3,213,934          1,270,027
     22,909,007         57,047,827         1,567,372          2,688,773
  -------------      -------------      ------------     --------------
     44,237,389         51,680,236         5,948,650          5,372,476
  -------------      -------------      ------------     --------------
             --                 --                --                 --
             --                 --                --                 --
             --                 --                --                 --
             --                 --                --                 --
             --                 --                --                 --
  -------------      -------------      ------------     --------------
             --                 --                --                 --
  -------------      -------------      ------------     --------------
             --         (1,012,965)               --            (93,972)
             --                 --                --         (1,254,242)
             --                 --                --           (827,467)
             --                 --                --                 --
             --                 --                --                 --
  -------------      -------------      ------------     --------------
             --         (1,012,965)               --         (2,175,681)
  -------------      -------------      ------------     --------------
             --         (1,012,965)               --         (2,175,681)
  -------------      -------------      ------------     --------------
             --                 --                --                 --
             --                 --                --                 --
             --                 --                --                 --
  -------------      -------------      ------------     --------------
             --                 --                --                 --
  -------------      -------------      ------------     --------------
    139,923,446        296,232,678        28,190,896         70,178,473
             --          1,012,965                --          2,175,681
    (37,925,764)       (57,048,378)       (9,135,543)       (25,427,352)
  -------------      -------------      ------------     --------------
    101,997,682        240,197,265        19,055,353         46,926,802
  -------------      -------------      ------------     --------------
    101,997,682        240,197,265        19,055,353         46,926,802
  -------------      -------------      ------------     --------------
    146,235,071        290,864,536        25,004,003         50,123,597
    407,619,000        116,754,464        75,977,185         25,853,588
  -------------      -------------      ------------     --------------
  $ 553,854,071      $ 407,619,000      $100,981,188     $   75,977,185
  =============      =============      ============     ==============
  $     273,764      $       8,161      $  1,171,944     $        4,600
  =============      =============      ============     ==============
             --                 --                --                 --
             --                 --                --                 --
             --                 --                --                 --
  -------------      -------------      ------------     --------------
             --                 --                --                 --
  =============      =============      ============     ==============
      9,672,835         22,888,136         2,249,279          5,930,052
             --             73,904                --            181,291
     (2,613,602)        (4,442,595)         (729,221)        (2,169,078)
  -------------      -------------      ------------     --------------
      7,059,233         18,519,445         1,520,058          3,942,265
  =============      =============      ============     ==============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                EQ/PUTNAM GROWTH &
                                                                              INCOME VALUE PORTFOLIO
                                                                       ------------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 1999       YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1998
                                                                       ---------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $   3,337,318      $   3,921,073
 Realized gain (loss)--net ...........................................     22,821,623          7,671,440
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     26,740,355         24,262,285
                                                                        -------------      -------------
 Net increase (decrease) in net assets from operations ...............     52,899,296         35,854,798
                                                                        -------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                 --
  Dividends in excess of net investment income .......................             --                 --
  Distributions from realized gains ..................................             --                 --
  Distributions in excess of realized gains ..........................             --                 --
  Return of capital distributions ....................................             --                 --
                                                                        -------------      -------------
 Total Class IA dividends and distributions ..........................             --                 --
                                                                        -------------      -------------
 Class IB:
  Dividends from net investment income ...............................             --         (3,908,330)
  Dividends in excess of net investment income .......................             --                 --
  Distributions from realized gains ..................................             --         (3,529,756)
  Distributions in excess of realized gains ..........................             --                 --
  Return of capital distributions ....................................             --                 --
                                                                        -------------      -------------
 Total Class IB dividends and distributions ..........................             --         (7,438,086)
                                                                        -------------      -------------
 Decrease in net assets from dividends and distributions .............             --         (7,438,086)
                                                                        -------------      -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                 --
  Shares issued in reinvestment of dividends and distributions .......             --                 --
  Shares redeemed ....................................................             --                 --
                                                                        -------------      -------------
 Total Class IA transactions .........................................             --                 --
                                                                        -------------      -------------
 Class IB:
  Shares sold ........................................................     88,792,203        302,749,372
  Shares issued in reinvestment of dividends and distributions .......             --          7,438,086
  Shares redeemed ....................................................    (27,495,416)       (28,119,631)
                                                                        -------------      -------------
 Total Class IB transactions .........................................     61,296,787        282,067,827
                                                                        -------------      -------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     61,296,787        282,067,827
                                                                        -------------      -------------
INCREASE (DECREASE) IN NET ASSETs ....................................    114,196,083        310,484,539
NET ASSETS, BEGINNING OF PERIOD ......................................    460,744,261        150,259,722
                                                                        -------------      -------------
NET ASSETS, END OF PERIOD ............................................  $ 574,940,344      $ 460,744,261
                                                                        =============      =============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $   3,363,439      $      26,121
                                                                        =============      =============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                 --
  Shares issued in reinvestment of dividends and distributions .......             --                 --
  Shares redeemed ....................................................             --                 --
                                                                        -------------      -------------
 Total Class IA transactions .........................................             --                 --
                                                                        =============      =============
 Class IB:
  Shares sold ........................................................      6,613,300         24,763,118
  Shares issued in reinvestment of dividends and distributions .......             --            591,764
  Shares redeemed ....................................................     (2,052,844)        (2,321,054)
                                                                        -------------      -------------
 Total Class IB transactions .........................................      4,560,456         23,033,828
                                                                        =============      =============




                                                                                    EQ/PUTNAM
                                                                         INTERNATIONAL EQUITY PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 1999      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1998
                                                                       ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $     802,943     $     613,761
 Realized gain (loss)--net ...........................................     10,190,718        (2,795,321)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............      7,932,664        16,595,849
                                                                        -------------     -------------
 Net increase (decrease) in net assets from operations ...............     18,926,325        14,414,289
                                                                        -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                --
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Distributions in excess of realized gains ..........................             --                --
  Return of capital distributions ....................................             --                --
                                                                        -------------     -------------
 Total Class IA dividends and distributions ..........................             --                --
                                                                        -------------     -------------
 Class IB:
  Dividends from net investment income ...............................             --           (42,950)
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Distributions in excess of realized gains ..........................             --                --
  Return of capital distributions ....................................             --                --
                                                                        -------------     -------------
 Total Class IB dividends and distributions ..........................             --           (42,950)
                                                                        -------------     -------------
 Decrease in net assets from dividends and distributions .............             --           (42,950)
                                                                        -------------     -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                        -------------     -------------
 Total Class IA transactions .........................................             --                --
                                                                        -------------     -------------
 Class IB:
  Shares sold ........................................................     66,068,679        86,265,870
  Shares issued in reinvestment of dividends and distributions .......             --            42,950
  Shares redeemed ....................................................    (40,352,221)      (14,637,575)
                                                                        -------------     -------------
 Total Class IB transactions .........................................     25,716,458        71,671,245
                                                                        -------------     -------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     25,716,458        71,671,245
                                                                        -------------     -------------
INCREASE (DECREASE) IN NET ASSETs ....................................     44,642,783        86,042,584
NET ASSETS, BEGINNING OF PERIOD ......................................    143,720,730        57,678,146
                                                                        -------------     -------------
NET ASSETS, END OF PERIOD ............................................  $ 188,363,513     $ 143,720,730
                                                                        =============     =============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $   1,502,886     $     699,943
                                                                        =============     =============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                        -------------     -------------
 Total Class IA transactions .........................................             --                --
                                                                        =============     =============
 Class IB:
  Shares sold ........................................................      4,760,996         6,968,356
  Shares issued in reinvestment of dividends and distributions .......             --             3,382
  Shares redeemed ....................................................     (2,910,762)       (1,217,991)
                                                                        -------------     -------------
 Total Class IB transactions .........................................      1,850,234         5,753,747
                                                                        =============     =============

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1998 commenced operations on January 1, 1999.


See Notes to Financial Statements.

        EQ/PUTNAM INVESTORS                  T. ROWE PRICE EQUITY
          GROWTH PORTFOLIO                     INCOME PORTFOLIO
------------------------------------ ------------------------------------
   SIX MONTHS                           SIX MONTHS
      ENDED                                ENDED
  JUNE 30, 1999       YEAR ENDED       JUNE 30, 1999       YEAR ENDED
   (UNAUDITED)    DECEMBER 31, 1998     (UNAUDITED)    DECEMBER 31, 1998
---------------- ------------------- ---------------- -------------------
  $   (181,986)     $    125,623      $   2,558,707      $   3,995,399
    10,798,836        (4,124,377)         7,161,635          5,426,850
    11,717,152        34,949,382         20,704,072          4,862,976
  ------------      ------------      -------------      -------------
    22,334,002        30,950,628         30,424,414         14,285,225
  ------------      ------------      -------------      -------------
            --                --                 --            (35,838)
            --                --                 --                 --
            --                --                 --            (40,618)
            --                --                 --                 --
            --                --                 --                 --
  ------------      ------------      -------------      -------------
            --                --                 --            (76,456)
  ------------      ------------      -------------      -------------
                        (111,393)                --         (3,933,650)
            --                --                 --                 --
            --                --                 --         (5,062,958)
            --                --                 --                 --
            --                --                 --                 --
  ------------      ------------      -------------      -------------
            --          (111,393)                --         (8,996,608)
  ------------      ------------      -------------      -------------
            --          (111,393)                --         (9,073,064)
  ------------      ------------      -------------      -------------
            --                --          3,867,195          2,524,430
            --                --                 --             76,456
            --                --           (911,780)          (142,092)
  ------------      ------------      -------------      -------------
            --                --          2,955,415          2,458,794
  ------------      ------------      -------------      -------------
    86,542,196       114,300,823         52,754,512        170,865,561
            --           111,393                 --          8,996,608
    (3,280,187)       (9,931,082)       (41,906,946)       (43,064,416)
  ------------      ------------      -------------      -------------
    83,262,009       104,481,134         10,847,566        136,797,753
  ------------      ------------      -------------      -------------
    83,262,009       104,481,134         13,802,981        139,256,547
  ------------      ------------      -------------      -------------
   105,596,011       135,320,369         44,227,395        144,468,708
   175,014,975        39,694,606        244,416,018         99,947,310
  ------------      ------------      -------------      -------------
  $280,610,986      $175,014,975      $ 288,643,413      $ 244,416,018
  ============      ============      =============      =============
  $   (156,302)     $     25,684      $   2,592,891      $      34,184
  ============      ============      =============      =============
            --                --            295,627            195,361
            --                --                 --              6,161
            --                --            (67,791)           (10,947)
  ------------      ------------      -------------      -------------
            --                --            227,836            190,575
  ============      ============      =============      =============
     4,936,465         7,900,821          3,999,475         13,571,713
            --             6,926                 --            723,375
      (187,640)         (704,721)        (3,243,604)        (3,466,621)
  ------------      ------------      -------------      -------------
     4,748,825         7,203,026            755,871         10,828,467
  ============      ============      =============      =============




     T. ROWE PRICE INTERNATIONAL         WARBURG PINCUS SMALL COMPANY
           STOCK PORTFOLIO                      VALUE PORTFOLIO
 ------------------------------------ -----------------------------------
    SIX MONTHS                           SIX MONTHS
       ENDED                                ENDED
   JUNE 30, 1999       YEAR ENDED       JUNE 30, 1999      YEAR ENDED
    (UNAUDITED)    DECEMBER 31, 1998     (UNAUDITED)    DECEMBER 31, 1998
 ---------------- ------------------- ---------------- ------------------
  $   1,023,377     $       708,880    $     271,200     $     736,249
      1,427,261          (1,331,394)     (10,516,750)      (19,257,182)
      2,712,531          12,687,179       11,141,045            56,703
  -------------     ---------------    -------------     -------------
      5,163,169          12,064,665          895,495       (18,464,230)
  -------------     ---------------    -------------     -------------
             --                  --               --            (2,910)
             --                  --               --                --
             --                  --               --                --
             --                  --               --                --
             --                  --               --              (593)
  -------------     ---------------    -------------     -------------
             --                  --               --            (3,503)
  -------------     ---------------    -------------     -------------
                           (833,092)              --          (643,796)
             --            (302,422)              --                --
             --                  --               --                --
             --              (1,173)              --                --
             --                  --               --          (131,277)
  -------------     ---------------    -------------     -------------
             --          (1,136,687)              --          (775,073)
  -------------     ---------------    -------------     -------------
             --          (1,136,687)              --          (778,576)
  -------------     ---------------    -------------     -------------
             --                  --        1,902,044           799,188
             --                  --               --             3,503
             --                  --         (429,608)          (72,570)
  -------------     ---------------    -------------     -------------
             --                  --        1,472,436           730,121
  -------------     ---------------    -------------     -------------
    107,596,622         178,237,748       28,548,674       118,015,752
             --           1,136,687               --           775,073
    (90,412,349)       (130,221,045)     (38,778,847)      (53,664,561)
  -------------     ---------------    -------------     -------------
     17,184,273          49,153,390      (10,230,173)       65,126,264
  -------------     ---------------    -------------     -------------
     17,184,273          49,153,390       (8,757,737)       65,856,385
  -------------     ---------------    -------------     -------------
     22,347,442          60,081,368       (7,862,242)       46,613,579
    134,653,337          74,571,969      167,493,253       120,879,674
  -------------     ---------------    -------------     -------------
  $ 157,000,779     $   134,653,337    $ 159,631,011     $ 167,493,253
  =============     ===============    =============     =============
  $     865,125     $      (158,252)   $     270,909     $        (291)
  =============     ===============    =============     =============
             --                  --          186,757            77,260
             --                  --               --               345
             --                  --          (42,283)           (7,045)
  -------------     ---------------    -------------     -------------
             --                  --          144,474            70,560
  =============     ===============    =============     =============
      9,642,823          16,778,911        2,836,759        10,072,044
             --             104,054               --            76,073
     (8,081,877)        (12,323,215)      (3,891,739)       (4,636,677)
  -------------     ---------------    -------------     -------------
      1,560,946           4,559,750       (1,054,980)        5,511,440
  =============     ===============    =============     =============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          MORGAN STANLEY EMERGING MARKETS
                                                                                      EQUITY
                                                                                     PORTFOLIO
                                                                       -------------------------------------
                                                                           SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 1999        YEAR ENDED
                                                                          (UNAUDITED)     DECEMBER 31, 1998
                                                                       ----------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $       181,835    $      232,005
 Realized gain (loss)--net ...........................................        4,184,532       (10,376,643)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............       14,872,524           358,834
                                                                        ---------------    --------------
 Net increase (decrease) in net assets from operations ...............       19,238,891        (9,785,804)
                                                                        ---------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................               --                --
  Dividends in excess of net investment income .......................               --                --
  Distributions from realized gains ..................................               --                --
  Distributions in excess of realized gains ..........................               --                --
  Return of capital distributions ....................................               --                --
                                                                        ---------------    --------------
 Total Class IA dividends and distributions ..........................               --                --
                                                                        ---------------    --------------
 Class IB:
  Dividends from net investment income ...............................               --          (153,424)
  Dividends in excess of net investment income .......................               --                --
  Distributions from realized gains ..................................               --                --
  Distributions in excess of realized gains ..........................               --                --
  Return of capital distributions ....................................               --                --
                                                                        ---------------    --------------
 Total Class IB dividends and distributions ..........................               --          (153,424)
                                                                        ---------------    --------------
 Decrease in net assets from dividends and distributions .............               --          (153,424)
                                                                        ---------------    --------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................               --                --
  Shares issued in reinvestment of dividends and distributions .......               --                --
  Shares redeemed ....................................................               --                --
                                                                        ---------------    --------------
 Total Class IA transactions .........................................               --                --
                                                                        ---------------    --------------
 Class IB:
  Shares sold ........................................................      137,507,427        95,364,409
  Shares issued in reinvestment of dividends and distributions .......               --           153,424
  Shares redeemed ....................................................     (114,255,860)      (65,652,014)
                                                                        ---------------    --------------
 Total Class IB transactions .........................................       23,251,567        29,865,819
                                                                        ---------------    --------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................       23,251,567        29,865,819
                                                                        ---------------    --------------
INCREASE IN NET ASSETS ...............................................       42,490,458        19,926,591
NET ASSETS, BEGINNING OF PERIOD ......................................       41,359,222        21,432,631
                                                                        ---------------    --------------
NET ASSETS, END OF PERIOD ............................................  $    83,849,680    $   41,359,222
                                                                        ===============    ==============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $       146,033    $      (35,802)
                                                                        ===============    ==============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................               --                --
  Shares issued in reinvestment of dividends and distributions .......               --                --
  Shares redeemed ....................................................               --                --
                                                                        ---------------    --------------
 Total Class IA transactions .........................................               --                --
                                                                        ===============    ==============
 Class IB:
  Shares sold ........................................................       19,767,669        14,735,898
  Shares issued in reinvestment of dividends and
   distributions .....................................................               --            26,892
  Shares redeemed ....................................................      (16,424,859)      (10,307,350)
                                                                        ---------------    --------------
 Total Class IB transactions .........................................        3,342,810         4,455,440
                                                                        ===============    ==============




                                                                          BT EQUITY 500 INDEX PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                             ENDED
                                                                         JUNE 30, 1999      YEAR ENDED
                                                                          (UNAUDITED)    DECEMBER 31, 1998
                                                                       ---------------- ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $   1,533,954     $   1,022,204
 Realized gain (loss)--net ...........................................        950,771           647,013
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     35,869,618        21,141,835
                                                                        -------------     -------------
 Net increase (decrease) in net assets from operations ...............     38,354,343        22,811,052
                                                                        -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................             --                --
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Distributions in excess of realized gains ..........................             --                --
  Return of capital distributions ....................................             --                --
                                                                        -------------     -------------
 Total Class IA dividends and distributions ..........................             --                --
                                                                        -------------     -------------
 Class IB:
  Dividends from net investment income ...............................             --        (1,034,895)
  Dividends in excess of net investment income .......................             --                --
  Distributions from realized gains ..................................             --                --
  Distributions in excess of realized gains ..........................             --                --
  Return of capital distributions ....................................             --                --
                                                                        -------------     -------------
 Total Class IB dividends and distributions ..........................             --        (1,034,895)
                                                                        -------------     -------------
 Decrease in net assets from dividends and distributions .............             --        (1,034,895)
                                                                        -------------     -------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                        -------------     -------------
 Total Class IA transactions .........................................             --                --
                                                                        -------------     -------------
 Class IB:
  Shares sold ........................................................    197,502,731       223,661,715
  Shares issued in reinvestment of dividends and distributions .......             --         1,034,895
  Shares redeemed ....................................................    (12,504,964)      (22,226,914)
                                                                        -------------     -------------
 Total Class IB transactions .........................................    184,997,767       202,469,696
                                                                        -------------     -------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................    184,997,767       202,469,696
                                                                        -------------     -------------
INCREASE IN NET ASSETS ...............................................    223,352,110       224,245,853
NET ASSETS, BEGINNING OF PERIOD ......................................    224,246,853             1,000
                                                                        -------------     -------------
NET ASSETS, END OF PERIOD ............................................  $ 447,598,963     $ 224,246,853
                                                                        =============     =============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $   1,537,116     $       3,162
                                                                        =============     =============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................             --                --
  Shares issued in reinvestment of dividends and distributions .......             --                --
  Shares redeemed ....................................................             --                --
                                                                        -------------     -------------
 Total Class IA transactions .........................................             --                --
                                                                        =============     =============
 Class IB:
  Shares sold ........................................................     15,021,218        19,947,642
  Shares issued in reinvestment of dividends and
   distributions .....................................................             --            84,967
  Shares redeemed ....................................................       (954,775)       (2,017,457)
                                                                        -------------     -------------
 Total Class IB transactions .........................................     14,066,443        18,015,152
                                                                        =============     =============

---------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1998 commenced operations on January 1, 1999.


See Notes to Financial Statements.

   BT INTERNATIONAL EQUITY INDEX          BT SMALL COMPANY INDEX
             PORTFOLIO                           PORTFOLIO
----------------------------------- -----------------------------------
   SIX MONTHS                          SIX MONTHS
     ENDED                               ENDED
 JUNE 30, 1999       YEAR ENDED      JUNE 30, 1999       YEAR ENDED
  (UNAUDITED)    DECEMBER 31, 1998    (UNAUDITED)    DECEMBER 31, 1998
--------------- ------------------- --------------- -------------------
 $    548,497     $      309,782     $    181,319      $    215,371
      181,166            (16,178)       2,302,449           401,078
    1,364,642          4,630,689        1,032,935          (740,526)
 ------------     --------------     ------------      ------------
    2,094,305          4,924,293        3,516,703          (124,077)
 ------------     --------------     ------------      ------------
           --             (8,547)              --                --
           --               (260)              --                --
           --                 --               --                --
           --                 --               --                --
           --                 --               --                --
 ------------     --------------     ------------      ------------
           --             (8,807)              --                --
 ------------     --------------     ------------      ------------
           --           (584,566)              --          (223,243)
           --            (17,770)              --                --
           --                 --               --          (401,078)
           --                 --               --           (23,362)
           --                 --               --                --
 ------------     --------------     ------------      ------------
           --           (602,336)              --          (647,683)
 ------------     --------------     ------------      ------------
           --           (611,143)              --          (647,683)
 ------------     --------------     ------------      ------------
    2,006,823          1,304,807               --                --
           --              8,807               --                --
     (542,848)          (598,860)              --                --
 ------------     --------------     ------------      ------------
    1,463,975            714,754               --                --
 ------------     --------------     ------------      ------------
   17,036,285         53,227,128       11,773,603        34,192,251
           --            602,336               --           647,683
   (9,129,712)       (10,048,028)      (2,627,340)       (1,460,486)
 ------------     --------------     ------------      ------------
    7,906,573         43,781,436        9,146,263        33,379,448
 ------------     --------------     ------------      ------------
    9,370,548         44,496,190        9,146,263        33,379,448
 ------------     --------------     ------------      ------------
   11,464,853         48,809,340       12,662,966        32,607,688
   48,810,340              1,000       32,608,688             1,000
 ------------     --------------     ------------      ------------
 $ 60,275,193     $   48,810,340     $ 45,271,654      $ 32,608,688
 ============     ==============     ============      ============
 $    530,467     $      (18,030)    $    186,515      $      5,196
 ============     ==============     ============      ============
      165,363            112,153               --                --
           --                760               --                --
      (44,793)           (50,836)              --                --
 ------------     --------------     ------------      ------------
      120,570             62,077               --                --
 ============     ==============     ============      ============
    1,417,765          4,910,743        1,229,612         3,497,021
           --             51,925               --            71,331
     (766,486)          (905,704)        (279,028)         (156,037)
 ------------     --------------     ------------      ------------
      651,279          4,056,964          950,584         3,412,315
 ============     ==============     ============      ============




           JPM CORE BOND                   LAZARD LARGE CAP VALUE
             PORTFOLIO                            PORTFOLIO
------------------------------------ -----------------------------------
   SIX MONTHS                           SIX MONTHS
      ENDED                                ENDED
  JUNE 30, 1999       YEAR ENDED       JUNE 30, 1999      YEAR ENDED
   (UNAUDITED)    DECEMBER 31, 1998     (UNAUDITED)    DECEMBER 31, 1998
---------------- ------------------- ---------------- ------------------
 $   3,231,068      $  1,897,022       $    604,385      $   348,185
    (1,286,108)          941,602          1,363,205         (537,158)
    (4,634,432)          287,753          8,033,567        6,923,208
 -------------      ------------       ------------      -----------
    (2,689,472)        3,126,377         10,001,157        6,734,235
 -------------      ------------       ------------      -----------
            --                --                 --               --
            --                --                 --               --
            --                --                 --               --
            --                --                 --               --
            --                --                 --               --
 -------------      ------------       ------------      -----------
            --                --                 --               --
 -------------      ------------       ------------      -----------
            --        (1,885,859)                --         (355,221)
            --           (56,429)                --               (8)
            --          (963,793)                --               --
            --           (85,138)                --               --
            --                --                 --               --
 -------------      ------------       ------------      -------------
            --        (2,991,219)                --         (355,229)
 -------------      ------------       ------------      -------------
            --        (2,991,219)                --         (355,229)
 -------------      ------------       ------------      -------------
            --                --                 --               --
            --                --                 --               --
            --                --                 --               --
 -------------      ------------       ------------      -------------
            --                --                 --               --
 -------------      ------------       ------------      -------------
    40,410,449       104,618,746         29,814,996       70,032,073
            --         2,991,219                 --          355,229
   (15,045,575)       (4,419,883)        (4,304,994)      (2,179,659)
 -------------      ------------       ------------      -------------
    25,364,874       103,190,082         25,510,002       68,207,643
 -------------      ------------       ------------      -------------
    25,364,874       103,190,082         25,510,002       68,207,643
 -------------      ------------       ------------      -------------
    22,675,402       103,325,240         35,511,159       74,586,649
   103,326,240             1,000         74,587,649            1,000
 -------------      ------------       ------------      -------------
 $ 126,001,642      $103,326,240       $110,098,808      $74,587,649
 =============      ============       ============      =============
 $   3,181,703      $    (49,365)      $    607,092      $     2,707
 =============      ============       ============      =============
            --                --                 --               --
            --                --                 --               --
            --                --                 --               --
 -------------      ------------       ------------      -------------
            --                --                 --               --
 =============      ============       ============      =============
     3,846,109         9,907,643          2,371,671        6,428,010
            --           284,067                 --           30,181
    (1,437,911)         (416,891)          (337,494)        (209,926)
 -------------      ------------       ------------      -------------
     2,408,198         9,774,819          2,034,177        6,248,265
 =============      ============       ============      =============

EQ ADVISORS TRUST
STATEMENTS OF CHANGES IN NET ASSETS



                                                                        LAZARD SMALL CAP VALUE PORTFOLIO
                                                                       -----------------------------------
                                                                          SIX MONTHS
                                                                            ENDED
                                                                        JUNE 30, 1999       YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31, 1998
                                                                       --------------- -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................  $     84,333      $    126,263
 Realized gain (loss)--net ...........................................      (662,216)         (675,981)
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............     5,836,595        (1,239,410)
                                                                        ------------      ------------
 Net increase (decrease) in net assets from operations ...............     5,258,712        (1,789,128)
                                                                        ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................            --                --
  Dividends in excess of net investment income .......................            --                --
  Distributions from realized gains ..................................            --                --
  Distributions in excess of realized gains ..........................            --                --
  Return of capital distributions ....................................            --                --
                                                                        ------------      ------------
 Total Class IA dividends and distributions ..........................            --                --
                                                                        ------------      ------------
 Class IB:
  Dividends from net investment income ...............................            --          (135,415)
  Dividends in excess of net investment income .......................            --                --
  Distributions from realized gains ..................................            --                --
  Distributions in excess of realized gains ..........................            --                --
  Return of capital distributions ....................................            --                --
                                                                        ------------      ------------
 Total Class IB dividends and distributions ..........................            --          (135,415)
                                                                        ------------      ------------
 Decrease in net assets from dividends and distributions .............            --          (135,415)
                                                                        ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................            --                --
  Shares issued in reinvestment of dividends and distributions .......            --                --
  Shares redeemed ....................................................            --                --
                                                                        ------------      ------------
 Total Class IA transactions .........................................            --                --
                                                                        ------------      ------------
 Class IB:
  Shares sold ........................................................    15,368,520        55,276,760
  Shares issued in reinvestment of dividends and distributions .......            --           135,415
  Shares redeemed ....................................................    (8,686,851)       (2,442,967)
                                                                        ------------      ------------
 Total Class IB transactions .........................................     6,681,669        52,969,208
                                                                        ------------      ------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................     6,681,669        52,969,208
                                                                        ------------      ------------
INCREASE IN NET ASSETS ...............................................    11,940,381        51,044,665
NET ASSETS, BEGINNING OF PERIOD ......................................    51,045,665             1,000
                                                                        ------------      ------------
NET ASSETS, END OF PERIOD ............................................  $ 62,986,046      $ 51,045,665
                                                                        ============      ============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................  $     84,333      $         --
                                                                        ============      ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................            --                --
  Shares issued in reinvestment of dividends and distributions .......            --                --
  Shares redeemed ....................................................            --                --
                                                                        ------------      ------------
 Total Class IA transactions .........................................            --                --
                                                                        ============      ============
 Class IB:
  Shares sold ........................................................     1,648,432         5,784,545
  Shares issued in reinvestment of dividends and distributions .......            --            15,511
  Shares redeemed ....................................................      (916,700)         (293,316)
                                                                        ------------      ------------
 Total Class IB transactions .........................................       731,732         5,506,740
                                                                        ============      ============




                                                                           EQ/EVERGREEN PORTFOLIO
                                                                       -------------------------------
                                                                          SIX MONTHS
                                                                            ENDED
                                                                        JUNE 30, 1999    DECEMBER 31,
                                                                         (UNAUDITED)        1998**
                                                                       --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ........................................   $    5,921     $         --
 Realized gain (loss)--net ...........................................       56,015               --
 Change in unrealized appreciation (depreciation) of investments
  and foreign currency denominated assets and liabilities ............       49,376               --
                                                                         ----------     ------------
 Net increase (decrease) in net assets from operations ...............      111,312               --
                                                                         ----------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
 Class IA:
  Dividends from net investment income ...............................           --               --
  Dividends in excess of net investment income .......................           --               --
  Distributions from realized gains ..................................           --               --
  Distributions in excess of realized gains ..........................           --               --
  Return of capital distributions ....................................           --               --
                                                                         ----------     ------------
 Total Class IA dividends and distributions ..........................           --               --
                                                                         ----------     ------------
 Class IB:
  Dividends from net investment income ...............................           --               --
  Dividends in excess of net investment income .......................           --               --
  Distributions from realized gains ..................................           --               --
  Distributions in excess of realized gains ..........................           --               --
  Return of capital distributions ....................................           --               --
                                                                         ----------     ------------
 Total Class IB dividends and distributions ..........................           --               --
                                                                         ----------     ------------
 Decrease in net assets from dividends and distributions .............           --               --
                                                                         ----------     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 1):
 Class IA:
  Shares sold ........................................................           --               --
  Shares issued in reinvestment of dividends and distributions .......           --               --
  Shares redeemed ....................................................           --               --
                                                                         ----------     ------------
 Total Class IA transactions .........................................           --               --
                                                                         ----------     ------------
 Class IB:
  Shares sold ........................................................    2,789,375            1,000
  Shares issued in reinvestment of dividends and distributions .......           --               --
  Shares redeemed ....................................................      (52,218)              --
                                                                         ----------     ------------
 Total Class IB transactions .........................................    2,737,157            1,000
                                                                         ----------     ------------
 Net increase (decrease) in net assets derived from share
  transactions .......................................................    2,737,157            1,000
                                                                         ----------     ------------
INCREASE IN NET ASSETS ...............................................    2,848,469            1,000
NET ASSETS, BEGINNING OF PERIOD ......................................        1,000               --
                                                                         ----------     ------------
NET ASSETS, END OF PERIOD ............................................   $2,849,469     $      1,000
                                                                         ==========     ============
Net Assets include accumulated undistributed (overdistributed) net
 investment income of ................................................   $    5,921     $         --
                                                                         ==========     ============
SHARE TRANSACTIONS:
 Class IA:
  Shares sold ........................................................           --               --
  Shares issued in reinvestment of dividends and distributions .......           --               --
  Shares redeemed ....................................................           --               --
                                                                         ----------     ------------
 Total Class IA transactions .........................................           --               --
                                                                         ==========     ============
 Class IB:
  Shares sold ........................................................      272,577              100
  Shares issued in reinvestment of dividends and distributions .......           --               --
  Shares redeemed ....................................................       (5,038)              --
                                                                         ----------     ------------
 Total Class IB transactions .........................................      267,539              100
                                                                         ==========     ============

----------
*     Commencement of Operations
** The Portfolios that received initial capital on December 31, 1998 commenced operations on January 1, 1999.
See Notes to Financial Statements.

                                                            CAPITAL GUARDIAN     CAPITAL GUARDIAN     CAPITAL GUARDIAN
    EQ/EVERGREEN FOUNDATION         EQ/ALLIANCE PREMIER       INTERNATIONAL          RESEARCH           U.S. EQUITY
           PORTFOLIO                  GROWTH PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO
--------------------------------   ---------------------   ------------------   ------------------   -----------------
   SIX MONTHS                           MAY 1, 1999*          MAY 1, 1999*         MAY 1, 1999*         MAY 1, 1999*
     ENDED                                   TO                    TO                   TO                   TO
 JUNE 30, 1999     DECEMBER 31,        JUNE 30, 1999          JUNE 30, 1999        JUNE 30, 1999       JUNE 30, 1999
  (UNAUDITED)         1998**            (UNAUDITED)            (UNAUDITED)          (UNAUDITED)         (UNAUDITED)
---------------   --------------   ---------------------   ------------------   ------------------   -----------------
  $   31,265       $         --         $    (1,855)          $    25,359          $     2,732          $    10,449
      17,764                 --              14,797               (52,488)              18,999                2,869
     102,209                 --           2,278,667               328,563              270,141              391,931
  ----------       ------------         -----------           -----------          -----------          -----------
     151,238                 --           2,291,609               301,434              291,872              405,249
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --               1,000                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --               1,000                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
   4,350,660              1,000          40,297,200            12,273,635           12,039,749           15,612,398
          --                 --                  --                    --                   --                   --
     (44,516)                --             (15,765)              (15,515)             (17,388)                (967)
  ----------       ------------         -----------           -----------          -----------          -----------
   4,306,144              1,000          40,281,435            12,258,120           12,022,361           15,611,431
  ----------       ------------         -----------           -----------          -----------          -----------
   4,306,144              1,000          40,282,435            12,258,120           12,022,361           15,611,431
  ----------       ------------         -----------           -----------          -----------          -----------
   4,457,382              1,000          42,574,044            12,559,554           12,314,233           16,016,680
       1,000                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
  $4,458,382       $      1,000         $42,574,044           $12,559,554          $12,314,233          $16,016,680
  ==========       ============         ===========           ===========          ===========          ===========
  $   31,265       $         --         $    (1,855)          $    25,359          $     2,732          $    10,449
  ==========       ============         ===========           ===========          ===========          ===========
          --                 --                 100                    --                   --                   --
          --                 --                  --                    --                   --                   --
          --                 --                  --                    --                   --                   --
  ----------       ------------         -----------           -----------          -----------          -----------
          --                 --                 100                    --                   --                   --
  ==========       ============         ===========           ===========          ===========          ===========
     430,538                100           4,041,240             1,228,024            1,206,195            1,560,138
          --                 --                  --                    --                   --                   --
      (4,321)                --              (1,588)               (1,588)              (1,731)                 (97)
  ----------       ------------         -----------           -----------          -----------          -----------
     426,217                100           4,039,652             1,226,436            1,204,464            1,560,041
  ==========       ============         ===========           ===========          ===========          ===========

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                   NUMBER        VALUE
                                                  OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (7.4%)
CHEMICALS (4.5%)
E.I. Du Pont de Nemours & Co.                      60,000     $4,098,750
Hercules, Inc. ................................   170,000      6,683,125
                                                              ----------
                                                              10,781,875
                                                              ----------
METALS & MINING (2.7%)
ASARCO, Inc. ..................................   175,000      3,292,187
Potash Corp. of Saskatchewan,
  Inc. ........................................    65,000      3,363,750
                                                              ----------
                                                               6,655,937
                                                              ----------
STEEL (0.2%)
WHX Corp.* ....................................    69,500        456,094
                                                              ----------
  TOTAL BASIC MATERIALS .......................               17,893,906
                                                              ----------
BUSINESS SERVICES (2.3%)
PRINTING, PUBLISHING,
  BROADCASTING (2.3%)
Knight Ridder, Inc. ...........................   100,000      5,493,750
                                                              ----------
CAPITAL GOODS (14.9%)
AEROSPACE (5.0%)
Boeing Co. ....................................   125,000      5,523,438
Lockheed Martin Corp. .........................    50,000      1,862,500
Northrop Grumman Corp. ........................    70,000      4,641,875
                                                              ----------
                                                              12,027,813
                                                              ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.7%)
Champion International Corp. ..................    88,000      4,213,000
                                                              ----------
ELECTRICAL EQUIPMENT (7.1%)
Alcatel Alsthom (ADR) .........................   140,000      3,972,500
Eaton Corp. ...................................    45,000      4,140,000
Emerson Electric Co. ..........................    50,000      3,143,750
Thomas & Betts Corp. ..........................   125,000      5,906,250
                                                              ----------
                                                              17,162,500
                                                              ----------
MACHINERY (1.1%)
Deere & Co. ...................................    70,000      2,773,750
                                                              ----------
  TOTAL CAPITAL GOODS .........................               36,177,063
                                                              ----------
CONSUMER CYCLICALS (8.7%)
AUTO RELATED (3.9%)
Dana Corp. ....................................    90,000      4,145,625
Delphi Automotive Systems
  Corp. .......................................   130,000      2,413,121
TRW, Inc. .....................................    50,000      2,743,750
                                                              ----------
                                                               9,302,496
                                                              ----------
AUTOS & TRUCKS (1.1%)
General Motors Corp. ..........................    40,000      2,640,000
                                                              ----------
RETAIL--GENERAL (3.7%)
Rite Aid Corp. ................................   100,000      2,462,500
Sears Roebuck & Co. ...........................    80,000      3,565,000
Venator Group, Inc.* ..........................   290,000      3,026,875
                                                              ----------
                                                               9,054,375
                                                              ----------
  TOTAL CONSUMER CYCLICALS ....................               20,996,871
                                                              ----------


--------------------------------------------------------------------------------
                                                   NUMBER        VALUE
                                                  OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS (7.0%)
BEVERAGES (2.1%)
Seagram Co., Ltd. .............................   100,000     $5,037,500
                                                              ----------
FOODS (2.0%)
General Mills, Inc. ...........................    60,000      4,822,500
                                                              ----------
HOSPITAL SUPPLIES & SERVICES (0.0%)
Triad Hospitals, Inc.* ........................         1              7
                                                              ----------
SOAPS & TOILETRIES (1.6%)
Kimberly Clark Corp. ..........................    70,000      3,990,000
                                                              ----------
TOBACCO (1.3%)
Philip Morris Cos., Inc. ......................    80,000      3,215,000
                                                              ----------
  TOTAL CONSUMER NON-CYCLICALS                                17,065,007
                                                              ----------
CREDIT SENSITIVE (24.1%)
BANKS (8.5%)
Bank of Tokyo-Mitsubishi, Ltd.
  (ADR) .......................................   175,000      2,548,437
Bank One Corp. ................................    57,500      3,424,845
Chase Manhattan Corp. .........................    50,000      4,331,250
First Union Corp. .............................    55,000      2,585,000
Mellon Bank Corp. .............................   120,000      4,365,000
National City Corp. ...........................    50,000      3,275,000
                                                              ----------
                                                              20,529,532
                                                              ----------
FINANCIAL SERVICES (3.9%)
Associates First Capital Corp.,
  Class A .....................................   100,000      4,431,250
CIT Group, Inc., Class A ......................   175,000      5,053,125
                                                              ----------
                                                               9,484,375
                                                              ----------
INSURANCE (5.7%)
Ace Ltd. ......................................   160,000      4,520,000
Allstate Corp. ................................   110,000      3,946,250
St. Paul Companies, Inc. ......................   170,000      5,408,125
                                                              ----------
                                                              13,874,375
                                                              ----------
REAL ESTATE (1.1%)
Simon Property Group, Inc. ....................   100,000      2,537,500
                                                              ----------
UTILITY--ELECTRIC (1.7%)
Cinergy Corp. .................................   125,000      4,000,000
                                                              ----------
UTILITY--TELEPHONE (3.2%)
AT&T Corp. ....................................    52,500      2,930,156
GTE Corp. .....................................    65,000      4,923,750
                                                              ----------
                                                               7,853,906
                                                              ----------
  TOTAL CREDIT SENSITIVE ......................               58,279,688
                                                              ----------
ENERGY (10.7%)
OIL--INTERNATIONAL (2.9%)
Diamond Offshore Drilling, Inc. ...............   143,400      4,068,975
Royal Dutch Petroleum Co. .....................    50,000      3,012,500
                                                              ----------
                                                               7,081,475
                                                              ----------
OIL--SUPPLIES & CONSTRUCTION (5.4%)
Halliburton Co. ...............................    70,000      3,167,500
Rowan Co., Inc.* ..............................   190,000      3,503,125
Unocal Corp. ..................................   160,000      6,340,000
                                                              ----------
                                                              13,010,625
                                                              ----------

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER        VALUE
                                                OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
RAILROADS (2.4%)
Union Pacific Corp. ..................           100,000    $  5,831,250
                                                            ------------
  TOTAL ENERGY .......................                        25,923,350
                                                            ------------
TECHNOLOGY (18.0%)
COMPUTER HARDWARE (3.4%)
Hewlett Packard Co. ..................            45,000       4,522,500
Silicon Graphics, Inc.* ..............           225,000       3,684,375
                                                            ------------
                                                               8,206,875
                                                            ------------
COMPUTER SOFTWARE (1.9%)
Novell, Inc.* ........................           175,000       4,637,500
                                                            ------------
ELECTRONICS (4.7%)
Exabyte Corp.* .......................           311,800       1,208,225
Integrated Device Technology,
  Inc.* ..............................           600,000       6,525,000
Philips Electronic N.V. ..............            36,800       3,712,200
                                                            ------------
                                                              11,445,425
                                                            ------------
OFFICE EQUIPMENT (4.9%)
Compaq Computer Corp. ................           110,000       2,605,624
International Business Machines
  Corp. ..............................            40,000       5,170,000
Scitex Corp., Ltd.* ..................           400,000       4,000,000
                                                            ------------
                                                              11,775,624
                                                            ------------
TELECOMMUNICATIONS (3.1%)
Glenayre Technologies, Inc.* .........           500,000       1,796,875
Motorola, Inc. .......................            60,000       5,685,000
                                                            ------------
                                                 727,501       7,481,875
                                                            ------------
  TOTAL TECHNOLOGY ...................                        43,547,299
                                                            ------------
TOTAL COMMON STOCKS (93.1%)
  (Cost $201,174,587).................                       225,376,934
                                                            ------------


--------------------------------------------------------------------------------
                                             PRINCIPAL         VALUE
                                              AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.7%)
Federal Home Loan Bank
  (Discount Note), 7/1/99
  (Amortized Cost $13,711,000)........       $13,711,000    $ 13,711,000
                                                            ------------
TOTAL INVESTMENTS (98.8%)
  (Cost/Amortized Cost
  $214,885,587).......................                       239,087,934
OTHER ASSETS
  LESS LIABILITIES (1.2%) ............                         2,894,324
                                                            ------------
NET ASSETS (100%) ....................                      $241,982,258
                                                            ============

----------
*  Non-income producing
   Glossary:
   ADR--American Depositary Receipt

EQ ADVISORS TRUST
MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $125,783,310

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      78,512,419


As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 30,058,110
Aggregate gross unrealized depreciation ................      (5,855,763)
                                                            ------------
Net unrealized appreciation ............................    $ 24,202,347
                                                            ============
Federal income tax cost of investments .................    $214,885,587
                                                            ============


At June 30, 1999 the Portfolio had loaned securities with a total value of $11,279,794, which was secured by collateral of $11,394,700.

For the period from January 1, 1999 to June 30, 1999 the Portfolio incurred approximately $11,296 and $8,604 of brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp. and Merrill Lynch & Co., respectively, both affiliated broker/dealers.




































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER          VALUE
                                            OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (0.7%)
Broken Hill Proprietary Ltd. ..........       10,600      $   122,318
News Corp. Ltd. (ADR) .................        2,325           73,383
                                                          -----------
  TOTAL AUSTRALIA .....................                       195,701
                                                          -----------
BRAZIL (0.5%)
Aracruz Celulose S.A (ADR) ............        3,800           83,600
Embratel Participacoes (ADR) ..........        4,800           66,600
Telecomunicacoes Brasileiras
  S.A. (ADR)* .........................          640               40
                                                          -----------
  TOTAL BRAZIL ........................                       150,240
                                                          -----------
CANADA (1.1%)
ATI Technologies, Inc.* ...............        2,900           47,216
Domtar, Inc. ..........................        8,700           82,036
Nortel Networks Corp. .................          800           69,450
Teleglobe, Inc. .......................        3,800          113,050
                                                          -----------
  TOTAL CANADA ........................                       311,752
                                                          -----------
HONG KONG (0.1%)
Hutchison Whampoa Ltd. ................        3,100           28,070
                                                          -----------
JAPAN (12.3%)
Bank of Tokyo-Mitsubushi Ltd. .........        8,000          114,040
Bridgestone Corp. .....................        4,000          121,122
Daimaru, Inc.* ........................       10,000           48,978
Fuji Photo Film Co. ...................        4,000          151,568
Fujitsu Ltd. ..........................       13,000          261,893
Honda Motor Co., Ltd. .................        3,000          127,327
Ito Yokado Co., Ltd. ..................        2,000          134,028
Kao Corp. .............................        5,000          140,647
Keyence Corp. .........................          200           35,046
Marui Co., Ltd. .......................        6,000           99,280
Matsushita Electric Industries
  Co. .................................        6,000          116,654
Minebea Co., Ltd. .....................        9,000          100,521
Mitsukoshi Ltd. .......................        7,000           30,462
NEC Corp. .............................       11,000          136,965
Nippon Sheet Glass Co. ................       34,000          121,238
Nippon Telegraph & Telephone
  Corp. ...............................           10          116,654
NTT Mobile Communications
  Network, Inc. .......................            2           27,137
NTT Mobile Communications
  Network, Inc.* ......................            8          107,223
Olympus Optical Co. ...................        5,000           74,005
Orix Corp. ............................        1,000           89,352
Rohm Co. ..............................        1,000          156,780
Sanwa Bank Ltd. .......................       12,000          118,243
Softbank Corp. ........................          800          162,224
Sony Corp. (ADR) ......................        1,212          133,774
Sumitomo Bank Ltd. ....................       10,000          124,183
Takeda Chemical Industries ............        3,000          139,241
TDK Corp. .............................        2,000          183,172
Tokio Marine & Fire Insurance
  Co. .................................       11,000          119,674
Toshiba Corp. .........................       22,000          157,078
Toyota Motor Corp. ....................        4,000          126,748
                                                          -----------
  TOTAL JAPAN .........................                     3,575,257
                                                          -----------


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
KOREA (0.3%)
Pohang Iron & Steel (ADR) .............        1,900      $    63,887
Samsung Electronics Co. ...............          300           32,916
                                                          -----------
  TOTAL KOREA .........................                        96,803
                                                          -----------
OTHER EUROPEAN COUNTRIES (13.4%)
AUSTRIA (0.2%)
Mayr-Melnhof Karton AG ................        1,500           68,148
                                                          -----------
FRANCE (4.7%)
Cap Gemini Sogeti .....................          342           53,817
Carrefour Supermarche .................          821          120,800
Cie Generale des Eaux .................        1,395          113,144
Elf Acquitaine S.A. ...................        1,200          176,318
France Telecom S.A. ...................        1,400          105,888
Groupe Danone .........................          371           95,769
Pechiney S.A., Class A ................        5,400          232,397
Scor ..................................        2,074          103,006
Societe Generale Paris ................          333           58,762
STMicroelectronics N.V. (N.Y.
  Shares) .............................        2,400          166,500
Thomson CSF ...........................        2,400           83,512
Total S.A., Class B* ..................          445           57,481
                                                          -----------
                                                            1,367,394
                                                          -----------
GERMANY (2.1%)
BASF AG ...............................        1,340           58,942
DaimlerChrysler AG ....................        1,680          146,927
Mannesmann AG .........................          800          119,775
RWE AG ................................        1,560           72,324
Siemens AG ............................        1,700          131,299
Veba AG ...............................        1,305           77,075
                                                          -----------
                                                              606,342
                                                          -----------
IRELAND (0.4%)
Bank of Ireland .......................        6,900          116,029
                                                          -----------
ITALY (0.4%)
Arnoldo Mondadori Editore .............        6,500          112,754
                                                          -----------
NETHERLANDS (2.4%)
ABN-Amro Holdings N.V. ................        2,800           60,714
Akzo Nobel ............................        2,700          113,745
ASM Lithography Holding N.V.*                    950           55,030
Bann Company, N.V.* ...................        2,100           32,525
CSM N.V. ..............................        2,200          110,059
Koninklijke Ahold N.V. ................        3,300          113,807
Unilever N.V. .........................        1,696          114,469
Wolters Kluwer ........................        2,720          108,409
                                                          -----------
                                                              708,758
                                                          -----------
SPAIN (2.3%)
Dinamia Capital Privado* ..............        8,800           94,135
Endesa S.A. ...........................        6,500          138,795
Grupo Ferrovial* ......................        1,010           24,507
Immobiliaria Metropolitana
  Vasco ...............................        5,000           98,040
Repsol S.A. ...........................        3,000           61,333
Telefonica de Espana S.A.* ............        3,300          159,160
Uralita S.A. ..........................       10,200           85,836
                                                          -----------
                                                              661,806
                                                          -----------

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
SWITZERLAND (0.9%)
CS Holdings ...........................          449        $  77,838
Swisscom AG (Registered) ..............          295          111,217
UBS AG (Registered) ...................          232           69,374
                                                            ---------
                                                              258,429
                                                            ---------
  TOTAL OTHER EUROPEAN
     COUNTRIES ........................                     3,899,660
                                                            ---------
SCANDINAVIA (5.0%)
DENMARK (0.1%)
ISS International Service System
  A/S, Class B ........................          500           26,732
                                                            ---------
FINLAND (1.7%)
Amer-Yhtymae OYJ, Class A .............        5,100           73,460
Nokia OYJ .............................        1,590          139,549
Sampo Insurance Co., plc,
  Class A .............................        3,000           87,044
Sponda OYJ ............................        8,610           43,562
Stora Enso OYJ ........................        7,100           77,128
Upm-Kymmene OYJ .......................        2,555           73,341
                                                            ---------
                                                              494,084
                                                            ---------
NORWAY (0.4%)
Bergesen D.Y. ASA .....................        3,400           48,210
Merkantildata ASA .....................        8,100           78,286
                                                            ---------
                                                              126,496
                                                            ---------
SWEDEN (2.8%)
Autoliv, Inc. .........................        2,100           64,222
Bure Investment AB ....................        9,200           48,884
Castellum AB ..........................        5,600           52,899
Custos AB, Class B ....................        3,000           65,179
Ericsson Telecommunications
  (ADR) ...............................        4,400          144,925
ForeningsSparbanken Kredit AS,
  Class A .............................        8,850          125,399
Haldex AB .............................        8,500          111,406
Nordbanken Holding AB .................        8,400           49,295
Tornet Fastighets AB ..................        8,100          110,468
Volvo AB, Class B .....................        1,600           46,570
                                                            ---------
                                                              819,247
                                                            ---------
  TOTAL SCANDINAVIA ...................                     1,466,559
                                                            ---------
UNITED KINGDOM (6.8%)
AstraZeneca Group plc .................        3,700          143,230
Bank of Scotland ......................        5,000           66,253
Billiton plc ..........................       40,400          141,001
British Land Co., plc .................        4,600           38,495
British Petroleum Co., plc ............       12,700          227,784
British Telecom plc ...................        5,100           85,519
Cable & Wireless plc ..................        6,800           86,726
Devro plc .............................       13,200           29,360
Diageo plc ............................        9,272           96,899
Dixons Group plc ......................        2,400           44,863
Energis plc ...........................        2,200           52,507
Glaxo Wellcome plc ....................        4,600          127,929
HSBC Holdings plc .....................        4,200          148,871
Ladbroke Group plc ....................       20,000           79,346
Lloyds TSB Group plc ..................       16,200          219,772


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Penninsular & Oriental Steam
  Navigation Co. ......................        1,900        $  28,548
Reed International plc ................        5,200           34,718
Shell Transport & Trading Co.
  (ADR) ...............................        3,000          139,125
TeleWest Communications plc ...........        8,800           39,493
Vodafone Group plc ....................        6,800          134,084
                                                            ---------
  TOTAL UNITED KINGDOM ................                     1,964,523
                                                            ---------
UNITED STATES (37.2%)
Alcoa, Inc. ...........................          900           55,687
America On-Line, Inc.* ................          880           97,240
American Home Products Corp. ..........        3,350          192,625
American International Group,
  Inc. ................................          600           70,237
American Tower Corp., Class A*                 1,900           45,600
Ameritech Corp. .......................        2,700          198,450
Applied Material, Inc.* ...............          350           25,856
Associates First Capital Corp.,
  Class A .............................        4,700          208,269
AT&T Corp. ............................        4,543          253,556
AT&T Corp.--Liberty Media
  Group, Class A* .....................        6,064          222,852
Bank of New York Co., Inc. ............        4,900          179,769
BankAmerica Corp. .....................        1,521          111,508
Best Buy Co., Inc.* ...................          600           40,500
Black & Decker Corp. ..................          775           48,922
Bristol-Myers Squibb Co. ..............        3,700          260,619
Capstar Broadcasting Corp.,
  Class A* ............................       10,500          287,438
Cardinal Health, Inc. .................          600           38,475
Case Corp. ............................          950           45,719
Caterpillar, Inc. .....................          600           36,000
Cisco Systems, Inc.* ..................        4,300          277,350
Citigroup, Inc. .......................        1,200           57,000
Colgate Palmolive Co. .................        2,000          197,500
Dayton Hudson Corp. ...................        1,700          110,500
Dell Computer Corp.* ..................        1,950           72,150
Delphi Automotive Systems
  Corp. ...............................        4,200           77,963
Dial Corp. ............................        4,250          158,047
E.I. Du Pont de Nemours & Co.                  1,200           81,975
Eaton Corp. ...........................          800           73,600
EMC Corp.* ............................        1,400           77,000
Enron Corp. ...........................        3,000          245,250
Federated Department Stores,
  Inc.* ...............................          500           26,469
Flextronics International Ltd* ........        2,680          148,740
General Electric Co. ..................        2,350          265,550
Goldman Sachs Group, Inc.* ............          900           65,025
GreenPoint Financial Corp. ............        1,800           59,062
GTE Corp. .............................        3,000          227,250
Hertz Corp., Class A ..................        1,100           68,200
Hewlett Packard Co. ...................          400           40,200
Household International, Inc. .........        4,600          217,925
Ingersol-Rand Co. .....................        3,180          205,508
Intel Corp. ...........................        2,485          147,858
International Business Machines
  Corp. ...............................        1,980          255,915
International Paper Co. ...............        1,400           70,700

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Johnson & Johnson .....................        3,100      $   303,800
Keebler Foods Co.* ....................        4,100          124,538
Lattice Semiconductor Corp.* ..........        1,000           62,250
Lowe's Cos. ...........................        2,050          116,209
Lucent Technologies, Inc. .............        1,750          118,016
MCI WorldCom, Inc.* ...................        4,700          405,375
Mellon Bank Corp. .....................        4,700          170,963
Merck & Co., Inc. .....................          700           51,800
Microsoft Corp.* ......................        5,750          518,578
Millipore Corp. .......................        1,000           40,562
Mobil Corp. ...........................        1,500          148,500
Motorola, Inc. ........................        2,210          209,397
Peco Energy Co. .......................          350           14,656
PepsiCo, Inc. .........................        4,800          185,700
Pfizer, Inc. ..........................        1,800          197,550
Pharmacia & Upjohn, Inc. ..............          900           51,131
Philip Morris Cos., Inc. ..............        2,740          110,114
Premier Parks, Inc.* ..................        3,700          135,975
Providian Financial Corp. .............          340           31,790
Public Service Enterprise Group .......        1,000           40,875
Quintiles Transnational Corp.* ........        2,970          124,740
Rohm & Haas Co. .......................        3,100          132,912
Safeway, Inc.* ........................        2,800          138,600
Schlumberger Ltd. .....................        1,650          105,084
Siebel Systems, Inc.* .................        1,600          106,200
Sun Microsystems, Inc.* ...............          400           27,550
Tandy Corp. ...........................        2,600          127,075
TD Waterhouse Group* ..................        3,200           80,200
Transaction Systems Architects,
  Inc. ................................          700           27,300
Tyco International Ltd. ...............        2,000          189,500
Uniphase Corp.* .......................          620          102,920
Unisys Corp.* .........................        2,550           99,291
United Technologies Corp. .............        1,334           95,631
Unocal Corp. ..........................        5,600          221,900
Wal-Mart Stores, Inc. .................        3,600          173,700
Walt Disney (The) Co. .................          800           24,650
Waste Management, Inc. ................        2,200          118,250
Wells Fargo Co. .......................        3,000          128,250
Xerox Corp. ...........................          500           29,531
                                                          -----------
  TOTAL UNITED STATES .................                    10,737,122
                                                          -----------
TOTAL COMMON STOCKS (77.4%)
  (Cost $19,562,176) ..................                    22,425,687
                                                          -----------
PREFERRED STOCKS:
BRAZIL (0.4%)
Telecomunicacoes Brasileiras
  S.A. (ADR) ..........................          640           57,720


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Vale do Rio Doce, Class A ..............       3,400      $    67,251
                                                          -----------
  TOTAL BRAZIL .........................                      124,971
                                                          -----------
GERMANY (0.3%)
Henkel KGaA ............................      1,400            98,009
                                                          -----------
  TOTAL PREFERRED STOCKS (0.7%)
     (Cost $197,593) ...................                      222,980
                                                          -----------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
LONG-TERM DEBT SECURITIES:
OTHER EUROPEAN COUNTRY
GERMANY (9.1%)
Republic of Germany
  Series 98, 4.75%, due 7/4/28 .........  EU 440,000          411,932
  Series 98, 4.75%, due 7/4/08 .........   1,310,000        1,375,438
  Series 121, 4.75%, due 11/20/01            800,000          851,765
                                                          -----------
  TOTAL OTHER EUROPEAN COUNTRY                              2,639,135
                                                          -----------
UNITED KINGDOM (4.3%)
United Kingdom Treasury Note
  7.25%, due 12/7/07 ................... GBP 699,000        1,245,215
                                                          -----------
UNITED STATES (6.3%)
Federal National Mortgage
  Association (4.3%)
  5.125%, due 2/13/04 ..................   $ 480,000          459,924
  5.25%, due 1/15/09 ...................     100,000           91,321
  6.375%, due 6/15/09 ..................     500,000          494,727
  5.75%, due 2/15/08 ...................     200,000          190,877
                                                          -----------
                                                            1,236,849
                                                          -----------
U.S Treasury Note (2.0%)
  6.625%, due 2/15/27 ..................     550,000          579,047
                                                          -----------
  TOTAL UNITED STATES ..................                    1,815,896
                                                          -----------
TOTAL LONG-TERM DEBT SECURITIES: (19.7%)
  (Cost $6,246,482) ....................                    5,700,246
                                                          -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.3%)
General Motors Acceptance Corp.
  5.63%, 7/1/99
  (Amortized Cost $95,000) .............      95,000           95,000
                                                          -----------
TOTAL INVESTMENTS (98.1%)
  (Cost/Amortized Cost
  $26,101,251) .........................                   28,443,913
OTHER ASSETS
  LESS LIABILITIES (1.9%) ..............                      546,220
                                                          -----------
NET ASSETS (100%) ......................                  $28,990,133
                                                          ===========

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION


As a Percentage of Total Common and Preferred Stocks

Basic Materials ......................                5.7%
Business Services ....................                4.9
Capital Goods ........................                7.2
Consumer Cyclicals ...................                9.5
Consumer Non-Cyclicals ...............               15.0
Credit Sensitive .....................               20.6
Diversified ..........................                3.6
Energy ...............................                6.5
Technology
  Computer Hardware ..................       1.5
  Computer Software ..................       1.5
  Electronics ........................       6.9
  Office Equipment ...................       3.8
  Office Equipment Services ..........       3.1
  Telecommunications .................      10.2
                                            ----
Total Technology .....................               27.0
                                                    -----
                                                    100.0%
                                                    =====
---------------------
*  Non-income producing
   Glossary:
   ADR--American Depositary Receipt
   EU--European Union Currency
   GBP--British pound

EQ ADVISORS TRUST
MERRILL LYNCH WORLD STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)






                                                       LOCAL
                                                     CONTRACT       COST ON         U.S. $         UNREALIZED
                                                      AMOUNT      ORIGINATION       CURRENT       APPRECIATION
                                                      (000'S)         DATE           VALUE       (DEPRECIATION)
                                                    ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollar, expiring 7/26/99 ...............        200      $  135,967      $  135,727       $    (239)
European Union, expiring 7/1/99 -7/6/99 .........         73          75,462          74,980            (482)
Japanese Yen, expiring 7/13/99 ..................    160,000       1,348,922       1,326,323         (22,599)
Norwegian Krona, expiring 7/1/99 ................        134          17,055          17,017             (38)
FOREIGN CURRENCY SELL CONTRACTS
British Pound, expiring 7/1/99- 7/7/99 ..........        198         313,543         313,328             215
Canadian Dollar, expiring 7/26/99 ...............        600         412,258         407,180           5,078
European Union, expiring 7/1/99 -7/6/99 .........          5           4,775           4,786             (11)
Japanese Yen, expiring 7/13/99 ..................    160,000       1,337,793       1,326,323          11,470
                                                                                                   ---------
                                                                                                   $  (6,606)
                                                                                                   =========

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $16,783,520
U.S. Government securities .............................      2,097,891

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     17,378,308
U.S. Government securities .............................      4,504,594


As of June 30, 1999 the the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $  3,817,829
Aggregate gross unrealized depreciation ................      (1,475,167)
                                                            ------------
Net unrealized appreciation ............................    $  2,342,662
                                                            ============
Federal income tax cost of investments .................    $ 26,101,251
                                                            ============


At June 30, 1999 the Portfolio had loaned securities with a total value of $4,101,061, which was secured by collateral of $4,270,155

For the period from January 1, 1999 to June 30, 1999 the Portfolio incurred approximately $39 and $2,158 of brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp. and Merrill Lynch & Co., respectively, both affiliated broker/dealers.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $1,533,428 which expires in 2006.










                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.6%)
CHEMICALS (0.1%)
Waters Corp.* .........................        7,400       $   393,125
                                                           -----------
METALS & MINING (0.0%)
Cyprus Amax Minerals Co. ..............        3,500            53,156
                                                           -----------
PAPER (0.5%)
Bowater, Inc. .........................        1,700            80,325
International Paper Co. ...............       65,500         3,307,750
Mead Corp. ............................       26,300         1,098,025
                                                           -----------
                                                             4,486,100
                                                           -----------
STEEL (0.0%)
Timken Co. ............................        2,300           44,850
                                                           -----------
  TOTAL BASIC MATERIALS ...............                      4,977,231
                                                           -----------
BUSINESS SERVICES (14.5%)
PRINTING, PUBLISHING,
  BROADCASTING (12.3%)
AT&T Corp. - Liberty Media
  Group, Class A* .....................      536,400        19,712,700
Big Flower Holdings, Inc.* ............        1,300            41,438
Cablevision Systems Corp.,
  Class A .............................       42,600         2,982,000
CBS Corp.* ............................      106,000         4,604,375
Century Communications Corp.,
  Class A* ............................       13,600           625,600
Clear Channel Communications,
  Inc.* ...............................      159,705        11,009,663
Comcast Corp., Class A ................      346,810        13,330,509
Cox Communications, Inc.,
  Class A* ............................       68,000         2,503,250
Cox Radio Inc., Class A* ..............       14,700           797,475
EchoStar Communications Corp.,
  Class A* ............................          500            76,719
Grupo Televisa S.A. (GDR)* ............       14,800           663,225
Hearst-Argyle Television, Inc.* .......          900            21,600
Hispanic Broadcasting Corp.* ..........        1,200            91,050
Infinity Broadcasting Corp.,
  Class A* ............................       57,300         1,704,675
Intermedia Communications of
  Florida, Inc. .......................       31,900           957,000
MediaOne Group, Inc.* .................      240,100        17,857,437
Omnicom Group, Inc. ...................        8,100           648,000
Outdoor Systems, Inc.* ................       56,500         2,062,250
Readers Digest Association, Inc.,
  Class A .............................        1,300            51,675
Source Media, Inc.* ...................        1,900            32,300
TCA Cable TV, Inc. ....................          900            49,950
Telefonica Publicidad e
  Informacion S.A.* ...................        5,800           115,883
Time Warner, Inc. .....................      302,300        22,219,050
TV Guide, Inc.* .......................        1,000            36,625
Univision Communications, Inc.,
  Class A* ............................        1,000            66,000
USA Networks, Inc.* ...................        1,500            60,187
Westwood One, Inc.* ...................        1,300            46,394
                                                           -----------
                                                           102,367,030
                                                           -----------
PROFESSIONAL SERVICES (2.2%)
Abacus Direct Corp.* ..................          500            45,750
BISYS Group, Inc.* ....................       24,800         1,450,800


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Business Objects S.A (ADR)* ...........        1,100       $    40,150
Cendant Corp.* ........................      756,352        15,505,216
Computer Horizons Corp.* ..............        5,000            69,062
CSG System International, Inc.* .......          800            20,950
Electronics for Imaging, Inc.* ........          900            46,238
Galileo International, Inc. ...........       11,400           609,187
Interim Services, Inc.* ...............        2,100            43,313
Lamar Advertising Co.* ................          600            24,563
Learning Tree International,
  Inc.* ...............................       38,000           415,625
Metamor Worldwide, Inc.* ..............        2,500            60,156
Pacificare Health Systems, Inc.,
  Class B* ............................          400            28,775
Professional Detailing, Inc.* .........          600            14,100
                                                           -----------
                                                            18,373,885
                                                           -----------
TRUCKING, SHIPPING (0.0%)
Airborne Freight Corp. ................        1,000            27,687
Atlas Air, Inc.* ......................          900            29,025
                                                           -----------
                                                                56,712
                                                           -----------
  TOTAL BUSINESS SERVICES .............                    120,797,627
                                                           -----------
CAPITAL GOODS (3.0%)
AEROSPACE (0.2%)
Allied Signal, Inc. ...................       18,400         1,159,200
Gulfstream Aerospace Corp.* ...........          800            54,050
                                                           -----------
                                                             1,213,250
                                                           -----------
BUILDING & CONSTRUCTION (0.0%)
Building One Services Corp.* ..........          568             7,881
Martin Marietta Materials, Inc. .......        1,000            59,000
Newport News Shipbuilding, Inc.                  300             8,850
Parker-Hannifin Corp. .................        1,600            73,200
                                                           -----------
                                                               148,931
                                                           -----------
BUILDING MATERIALS AND FOREST
  PRODUCTS (0.6%)
Sherwin-Williams Co. ..................        1,500            41,625
Weyerhaeuser Co. ......................       76,100         5,231,875
                                                           -----------
                                                             5,273,500
                                                           -----------
ELECTRICAL EQUIPMENT (1.0%)
Credence Systems Corp.* ...............        1,300            48,262
Eaton Corp. ...........................       40,000         3,680,000
Honeywell, Inc. .......................       39,000         4,519,125
Powerwave Technologies, Inc.* .........        1,600            51,600
SCI Systems, Inc.* ....................          500            23,750
SIPEX Corp.* ..........................          800            16,400
Whittaker Corp.* ......................        2,000            56,000
                                                           -----------
                                                             8,395,137
                                                           -----------
MACHINERY (1.2%)
Case Corp. ............................        6,100           293,562
Caterpillar, Inc. .....................       19,800         1,188,000
Deere & Co. ...........................        5,900           233,788
Illinois Tool Works, Inc. .............       37,600         3,083,200
Mannesmann AG .........................       33,900         5,075,479
New Holland N.V. ......................        3,300            56,513
SI Handling Systems, Inc. .............       10,950           114,975
SPX Corp.* ............................        1,900           158,650
                                                           -----------
                                                            10,204,167
                                                           -----------
  TOTAL CAPITAL GOODS .................                     25,234,985
                                                           -----------

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (3.3%)
AIRLINES (0.0%)
SkyWest, Inc. .........................        1,000     $     24,938
                                                         ------------
APPAREL & TEXTILES (0.7%)
Abercrombie & Fitch Co.,
  Class A* ............................       49,700        2,385,600
AnnTaylor Stores Corp.* ...............          800           36,000
GAP, Inc. .............................       57,900        2,916,712
Linens'n Things, Inc.* ................          800           35,000
Quicksilver, Inc.* ....................        1,500           39,094
Talbots, Inc. .........................        1,600           61,000
Tommy Hilfiger Corp.* .................          600           44,100
                                                         ------------
                                                            5,517,506
                                                         ------------
AUTO RELATED (0.1%)
CSK Auto Corp.* .......................          700           18,900
Dana Corp. ............................        5,400          248,737
Dura Automotive Systems, Inc.*                   500           16,625
International Speedway Corp.,
  Class A .............................          800           38,000
Penske Motorsports, Inc.* .............        1,200           59,550
                                                         ------------
                                                              381,812
                                                         ------------
AUTOS & TRUCKS (0.0%)
Autonation, Inc.* .....................        4,300           76,594
Group I Automotive, Inc.* .............        1,200           25,350
Navistar International Corp.* .........          900           45,000
                                                         ------------
                                                              146,944
                                                         ------------
FOOD SERVICES, LODGING (0.0%)
Applebee's International, Inc. ........        1,400           42,175
Brinker International, Inc.* ..........          900           24,469
CEC Entertainment, Inc.* ..............          700           29,575
CKE Restaurants, Inc. .................          550            8,938
Four Season Hotels, Inc. ..............        1,000           44,062
IHOP Corp.* ...........................          800           19,250
Papa John's International, Inc.* ......          600           26,813
Promus Hotel Corp.* ...................        1,977           61,287
Starwood Hotels & Resorts
  Worldwide, Inc. .....................        1,300           39,731
                                                         ------------
                                                              296,300
                                                         ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.2%)
Gemstar International Group
  Ltd.* ...............................       24,800        1,618,200
Sotheby's Holdings, Inc.,
  Class A .............................        1,100           41,937
                                                         ------------
                                                            1,660,137
                                                         ------------
LEISURE RELATED (0.0%)
Callaway Golf Co. .....................        3,400           49,725
Harrah's Entertainment, Inc.* .........        2,100           46,200
Pegasus Systems, Inc.* ................        1,000           37,437
Premier Parks, Inc.* ..................        1,000           36,750
Speedway Motorsports, Inc.* ...........        1,100           43,244
                                                         ------------
                                                              213,356
                                                         ------------
RETAIL--GENERAL (2.3%)
bebe stores, Inc.* ....................        1,000           34,000
Best Buy Co., Inc.* ...................       23,700        1,599,750
Consolidated Stores Corp.* ............          700           18,900
Cost Plus, Inc.* ......................        1,200           54,600
Intimate Brands, Inc. .................        3,045          144,257


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Lands' End, Inc.* .....................        1,800     $     87,300
Micro Warehouse, Inc.* ................       55,800          997,425
Office Depot, Inc.* ...................      495,450       10,930,866
School Specialty, Inc.* ...............            1               16
Staples, Inc.* ........................       29,725          919,617
Tiffany & Co. .........................       12,900        1,244,850
Wal-Mart Stores, Inc. .................       69,300        3,343,725
                                                         ------------
                                                           19,375,306
                                                         ------------
  TOTAL CONSUMER CYCLICALS ............                    27,616,299
                                                         ------------
CONSUMER NON-CYCLICALS (1.4%)
CONTAINERS (0.1%)
Owens-Illinois, Inc.* .................        2,400           78,450
Sealed Air Corp.* .....................          800           51,900
Smith International, Inc.* ............       11,800          512,562
Smurfit-Stone Container Corp.* ........        2,200           45,238
U.S Can Corp.* ........................          200            4,450
                                                         ------------
                                                              692,600
                                                         ------------
DRUGS (0.9%)
Alpharma, Inc. ........................          800           28,450
Andrx Corp.* ..........................        1,000           77,125
Biogen, Inc.* .........................       51,300        3,299,231
Enzon, Inc.* ..........................        2,600           53,787
ICON plc (ADR)* .......................          100            1,963
King Pharmaceuticals, Inc.* ...........        1,800           46,575
Lipsome Co., Inc.* ....................        2,500           47,813
Millennium Pharmaceuticals,
  Inc.* ...............................        1,500           54,000
QLT PhotoTherapeutics, Inc.* ..........        1,000           55,000
Sepracor, Inc.* .......................       46,000        3,737,500
                                                         ------------
                                                            7,401,444
                                                         ------------
HOSPITAL SUPPLIES & SERVICES (0.4%)
Bard (C.R.), Inc. .....................          700           33,469
Biomatrix, Inc.* ......................        1,200           25,950
Boston Scientific Corp.* ..............       75,600        3,321,675
Cyberonics, Inc.* .....................          200            2,500
Healthsouth Corp.* ....................        4,900           73,194
Henry Schein, Inc.* ...................          400           12,675
IDEXX Laboratories, Inc.* .............        1,700           39,631
ImClone Systems, Inc. .................        1,200           30,450
Lifepoint Hospitals, Inc.* ............        2,010           27,009
Province Healthcare Co.* ..............        1,100           21,450
Respironics, Inc.* ....................        2,800           42,350
Transkaryotic Therapies, Inc.* ........        1,300           42,900
Triad Hospitals, Inc.* ................        2,010           27,134
Wellpoint Health Networks, Inc.*                 300           25,462
                                                         ------------
                                                            3,725,849
                                                         ------------
RETAIL--FOOD (0.0%)
General Nutrition Cos., Inc.* .........        1,500           34,969
                                                         ------------
SOAPS & TOILETRIES (0.0%)
Carson, Inc., Class A* ................        1,000            3,312
Dial Corp. ............................          900           33,469
                                                         ------------
                                                               36,781
                                                         ------------
  TOTAL CONSUMER NON-CYCLICALS                             11,891,643
                                                         ------------
CREDIT SENSITIVE (13.5%)
BANKS (0.0%)
First Tennessee National Corp. ........        1,000           38,313
US Trust Corp. ........................        2,400          222,000
                                                         ------------
                                                              260,313
                                                         ------------

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (1.6%)
Affiliated Managers Group, Inc.* ......          900      $     27,169
CIT Group, Inc., Class A ..............          700            20,213
Concord EFS, Inc.* ....................        1,400            59,237
Finet.Com, Inc.* ......................        5,600            31,150
First Data Corp. ......................      207,100        10,134,956
Hambrecht & Quist Group* ..............        1,200            44,550
Morgan Stanley Dean Witter &
  Co. .................................       24,000         2,460,000
Paine Webber Group, Inc. ..............          800            37,400
Waddell & Reed Financial,
  Class A .............................        1,000            27,437
                                                          ------------
                                                            12,842,112
                                                          ------------
INSURANCE (0.5%)
Ace Ltd. ..............................          600            16,950
Mid Atlantic Medical Services,
  Inc.* ...............................        2,800            27,650
United Healthcare Corp. ...............       64,200         4,020,525
                                                          ------------
                                                             4,065,125
                                                          ------------
UTILITY--ELECTRIC (0.3%)
AES Corp.* ............................       43,400         2,522,625
Calpine Corp.* ........................        1,000            54,000
                                                          ------------
                                                             2,576,625
                                                          ------------
UTILITY--TELEPHONE (11.1%)
Centurytel, Inc. ......................       63,350         2,518,162
Cincinnati Bell, Inc. .................       65,400         1,630,912
Frontier Corp. ........................      206,400        12,177,600
MCI WorldCom, Inc.* ...................      430,963        37,170,559
NTL, Inc.* ............................       53,200         4,585,175
Sprint Corp. (Fon Group) ..............      212,300        11,212,094
Sprint Corp. (PCS Group)* .............      236,301        13,498,695
Telecomunicacoes Brasileiras
  S.A. (ADR)* .........................       81,900             5,119
Vodafone Group plc (ADR) ..............       50,150         9,879,550
                                                          ------------
                                                            92,677,866
                                                          ------------
  TOTAL CREDIT SENSITIVE ..............                    112,422,041
                                                          ------------
DIVERSIFIED (5.8%)
MISCELLANEOUS (5.8%)
Adaptec, Inc.* ........................      114,800         4,053,875
Internet Commerce Corp.,
  Class A* ............................        9,600           124,800
Millipore Corp. .......................        1,300            52,731
Philips Electronic N.V. (N.Y.
  Shares) .............................       29,932         3,019,391
Tyco International Ltd. ...............      435,519        41,265,425
United Stationers, Inc.* ..............        2,400            52,800
                                                          ------------
  TOTAL DIVERSIFIED ...................                     48,569,022
                                                          ------------
ENERGY (3.0%)
COAL & GAS PIPELINES (0.8%)
Williams Cos., Inc. ...................      163,800         6,971,737
                                                          ------------
OIL--INTERNATIONAL (0.3%)
Diamond Offshore Drilling, Inc. .......       48,100         1,364,837
Global Marine, Inc.* ..................       19,700           304,119
Nabors Industries, Inc.* ..............       15,400           376,338
                                                          ------------
                                                             2,045,294
                                                          ------------


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
OIL--SUPPLIES &
  CONSTRUCTION (1.8%)
Apache Corp. ..........................       43,700      $  1,704,300
Atwood Oceanics, Inc.* ................        1,300            40,625
Baker Hughes, Inc. ....................       40,200         1,346,700
BJ Services Co.* ......................        1,900            55,931
Cal Dive International, Inc.* .........        1,600            47,800
Ensco International, Inc. .............       76,300         1,521,231
Global Industries Ltd.* ...............        4,200            53,813
Halliburton Co. .......................      178,700         8,086,175
Noble Drilling Corp.* .................       91,300         1,797,469
Rowan Co., Inc.* ......................        3,400            62,687
Varco International, Inc.* ............        3,300            36,094
Veritas DGC, Inc.* ....................        2,700            49,444
                                                          ------------
                                                            14,802,269
                                                          ------------
RAILROADS (0.1%)
Kansas City Southern Industries,
  Inc. ................................       19,000         1,212,438
                                                          ------------
  TOTAL ENERGY ........................                     25,031,738
                                                          ------------
TECHNOLOGY (48.5%)
COMPUTER HARDWARE (0.7%)
Sun Microsystems, Inc.* ...............       83,600         5,757,950
                                                          ------------
COMPUTER SOFTWARE (8.0%)
Adobe Systems, Inc. ...................          700            57,509
Aspen Technologies, Inc.* .............          500             5,875
BMC Software, Inc.* ...................       85,740         4,629,960
Cadence Design Systems, Inc.* .........      184,990         2,358,623
Clarify, Inc.* ........................        1,300            53,625
Computer Associates
  International, Inc. .................      150,800         8,294,000
Compuware Corp.* ......................      223,400         7,106,913
IMRglobal Corp.* ......................       41,100           791,175
Keane, Inc.* ..........................        8,900           201,363
Manugistics Group, Inc.* ..............       12,600           182,700
Microsoft Corp.* ......................      476,800        43,001,400
Novell, Inc.* .........................        1,700            45,050
Software. Com, Inc.* ..................        1,100            25,506
Synopsys, Inc.* .......................        1,500            82,781
Vantive Corp.* ........................        6,300            72,056
                                                          ------------
                                                            66,908,536
                                                          ------------
ELECTRONICS (9.0%)
Affiliated Computer Services,
  Inc., Class A* ......................        1,000            50,625
Altera Corp.* .........................      234,200         8,621,487
AMTI, Inc.* ...........................        1,300            38,675
Analog Devices, Inc.* .................      148,100         7,432,769
Applied Material, Inc.* ...............      116,000         8,569,500
Applied Micro Circuits Corp.* .........          700            57,575
ARM Holdings plc (ADR)* ...............       97,860         3,412,867
ASM Lithography Holding N.V.*                 28,300         1,678,613
Atmel Corp.* ..........................       32,300           845,856
Burr-Brown Corp.* .....................        1,000            36,625
Conexant Systems, Inc. * ..............        1,200            69,675
DII Group, Inc.* ......................        1,300            48,506
Electro Scientific Industries, Inc.* *           800            33,425
Etec Systems, Inc.* ...................          700            23,275
Flextronics International, Ltd* .......          800            44,400
Galileo Technology Ltd.* ..............        2,000            90,625
Gentex Corp.* .........................        1,500            42,000

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Hitachi Ltd. ..........................       315,000       $ 2,957,930
Jabil Circuit, Inc.* ..................           800            36,100
Level One Communications,
  Inc.* ...............................           800            39,150
Linear Technology Corp. ...............        27,000         1,815,750
LSI Logic Corp.* ......................        26,400         1,217,700
LTX Corp.* ............................         4,200            55,913
Maxim Integrated Products* ............           600            39,900
Maxtor Corp.* .........................         2,300            11,572
Micrel, Inc.* .........................           500            37,000
MIPS Technologies, Inc.* ..............         1,000            47,938
Optical Coating Laboratories ..........           800            66,900
Photronics, Inc.* .....................         1,200            29,400
PMC-Sierra, Inc.* .....................         1,200            70,725
Quanta Services, Inc.* ................         1,700            74,800
RF Micro Devices, Inc.* ...............           800            59,700
Sanmina Corp.* ........................         5,200           394,550
Seagate Technology, Inc.* .............         1,600            41,000
Solectron Corp.* ......................        37,500         2,500,781
STMicroelectronics N.V. (N.Y.
  Shares) .............................        33,900         2,351,813
Teradyne, Inc.* .......................        74,400         5,338,200
Texas Instruments, Inc. ...............        99,800        14,471,000
Uniphase Corp.* .......................        21,600         3,585,600
Verity, Inc. * ........................         1,100            59,606
Xilinx, Inc.* .........................       157,600         9,022,600
                                                            -----------
                                                             75,422,126
                                                            -----------
OFFICE EQUIPMENT (10.8%)
ACT Networks, Inc.* ...................         2,400            40,950
Boise Cascade Office Products* ........         1,200            14,100
Cisco Systems, Inc.* ..................       670,158        43,225,191
CompUSA, Inc.* ........................         3,800            28,263
Corporate Express, Inc.* ..............         7,600            53,200
EMC Corp.* ............................        14,500           797,500
Inktomi Corp.* ........................        12,200         1,592,862
Insight Enterprises, Inc.* ............           900            22,275
Micron Technology, Inc.* ..............        22,200           894,937
Oracle Corp.* .........................     1,171,118        43,477,756
                                                            -----------
                                                             90,147,034
                                                            -----------
OFFICE EQUIPMENT SERVICES (1.3%)
Ariba, Inc.* ..........................         1,500           145,875
Ceridian Corp.* .......................         5,400           176,512
Checkfree Holdings Corp.* .............         1,500            41,344
Critical Path, Inc.* ..................           100             5,531
Equant N.V. (N.Y. Shares)
  (Registered)* .......................        73,900         6,955,837
Harmonic, Inc.* .......................         1,100            63,181
Informatica Corp.* ....................           700            24,938
Microchip Technology, Inc.* ...........           700            33,163
NCR Corp. .............................           800            39,050
Redback Networks* .....................           600            75,338
Rhythms Netconnections, Inc. * ........        20,800         1,214,200
Santa Fe International Corp. ..........        50,800         1,168,400
Sungard Data Systems, Inc.* ...........        11,800           407,100
                                                            -----------
                                                             10,350,469
                                                            -----------
TELECOMMUNICATIONS (18.7%)
ADC Telecommunications, Inc.*                  27,100         1,234,744
Alltel Corp. ..........................        31,400         2,245,100
Amdocs Ltd. ...........................         1,800            40,950
Aware, Inc.* ..........................           900            41,513


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Centennial Cellular Corp.,
  Class A* ............................         1,100       $    39,188
CommNet Cellular, Inc.* ...............         2,300            60,375
CommScope, Inc. .......................         1,700            52,275
Copper Mountain Networks,
  Inc.* ...............................           800            61,800
Covad Communications Group,
  Inc.* ...............................        46,850         2,497,691
DSP Communications, Inc* ..............        21,400           617,925
Ericsson Telecommunications
  (ADR) ...............................       237,900         7,835,831
Fiserv, Inc.* .........................           900            28,181
General Instrument Corp.* .............        42,300         1,797,750
General Motors Corp., Class H* ........        18,244         1,026,211
Global TeleSystems Group, Inc.*               217,400        17,609,400
Hyperion Telecomm, Inc.,
  Class A* ............................         1,800            33,863
ITC DeltaCom, Inc.* ...................         2,400            67,200
L-3 Communications Corp.* .............           900            43,481
Lucent Technologies, Inc. .............       127,200         8,578,050
Metromedia Fiber Network, Inc.,
  Class A* ............................        76,600         2,752,812
Motorola, Inc. ........................       161,900        15,340,025
Nextel Communications, Inc.,
  Class A* ............................       121,600         6,102,800
Nokia OYJ (ADR) .......................       110,300        10,099,344
Nortel Networks Corp. .................       166,900        14,489,006
Oak Industries, Inc.* .................         6,100           266,494
Omnipoint Corp.* ......................         4,300           124,431
Premiere Technologies, Inc.* ..........         3,300            37,950
Qualcomm, Inc.* .......................       181,100        25,987,850
Qwest Communications
  International, Inc.* ................       495,600        16,385,775
Scientific-Atlanta, Inc. ..............        42,900         1,544,400
SK Telecom Co., Ltd (ADR) .............        19,000           323,000
Talk Com, Inc.* .......................        26,200           294,750
Tekelec* ..............................         7,600            92,625
Tellabs, Inc.* ........................       245,000        16,552,812
Time Warner Telecom Class A* ..........         2,400            69,600
ViaTel, Inc.* .........................         9,100           510,737
Voicestream Wireless Corp.* ...........         1,200            34,125
Western Wireless Corp., Class A*               22,200           599,400
WinStar Communications, Inc.* .........         6,900           336,375
                                                            -----------
                                                            155,855,839
                                                            -----------
  TOTAL TECHNOLOGY ....................                     404,441,954
                                                            -----------
TOTAL COMMON STOCKS (93.6%)
  (Cost $623,092,751)..................                     780,982,540
                                                            -----------
                                            PRINCIPAL
                                             AMOUNT
                                             ------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (10.6%)
Federal Agricultural Mortgage Corp.
  (Discount Note), 7/26/99                $10,700,000       10,662,624
Federal Home Loan Mortgage Corp.
  (Discount Note), 7/9/99                  13,500,000       13,485,690
  (Discount Note), 7/22/99                 12,600,000       12,564,353

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
  (Discount Note), 7/1/99 .............  $17,100,000    $  17,100,000
  (Discount Note), 7/2/99 .............     4800,000        4,799,363
  (Discount Note), 7/15/99 ............    6,500,000        6,487,841
Federal National Mortgage
  Association
  (Discount Note), 7/19/99 ............   10,700,000       10,673,197
  (Discount Note), 7/20/99 ............   12,500,000       12,467,937
                                                        -------------
TOTAL SHORT-TERM DEBT SECURITIES (10.6%)
  (Amortized Cost $88,241,005).........                    88,241,005
                                                        -------------
TOTAL INVESTMENTS (104.2%)
  (Cost/Amortized Cost
  $711,333,756)........................                   869,223,545
OTHER ASSETS
  LESS LIABILITIES (-4.2%) ............                   (34,747,851)
                                                        -------------
NET ASSETS (100%) .....................                 $ 834,475,694
                                                        =============


----------

*  Non-income producing
   Glossary:
   ADR--American Depositary Receipt
   GDR--Global Depositary Receipt

EQ ADVISORS TRUST
MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had an outstanding foreign currency contract to buy foreign currency as follows: (Note 1)


                                               LOCAL
                                             CONTRACT       COST ON        U.S. $
                                              AMOUNT      ORIGINATION     CURRENT       UNREALIZED
                                              (000'S)         DATE         VALUE      (DEPRECIATION)
                                            ----------   -------------   ---------   ---------------
FOREIGN CURRENCY BUY CONTRACT
European Union, expiring 7/2/99 .........   63              $64,716       $64,588        $ (128)
                                                                                         ======

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $750,964,860

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........    526,540,251

As of June 30, 1999 the the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................  $ 170,985,758
Aggregate gross unrealized depreciation ................    (13,095,969)
                                                          -------------
Net unrealized appreciation ............................  $ 157,889,789
                                                          =============
Federal income tax cost of investments .................  $ 711,333,756
                                                          =============


As of December 31, 1998, the Portfolio had a net capital loss carryforward of $10,613,683 which expires in the year 2006.
















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.4%)
CHEMICALS (0.1%)
E.I. Du Pont de Nemours & Co. .........          570      $    38,938
                                                          -----------
CHEMICALS--SPECIALTY (0.2%)
PPG Industries, Inc. ..................          600           35,437
Rohm & Haas Co. .......................          500           21,438
                                                          -----------
                                                               56,875
                                                          -----------
PAPER (0.1%)
International Paper Co. ...............        1,060           53,530
                                                          -----------
  TOTAL BASIC MATERIALS ...............                       149,343
                                                          -----------
BUSINESS SERVICES (4.9%)
ENVIRONMENT CONTROL (0.3%)
Danaher Corp. .........................        1,890          109,856
                                                          -----------
PRINTING, PUBLISHING,
  BROADCASTING (4.1%)
Gannett Co., Inc. .....................        2,494          178,009
MediaOne Group, Inc.* .................        2,714          201,854
New York Times Co., Class A ...........        3,900          143,569
Reuters Group plc .....................       11,319          149,002
Reuters Group plc (ADR) ...............        1,262          102,301
Time Warner, Inc. .....................        7,143          525,011
Tribune Co. ...........................        2,649          230,794
Wolters Kluwer N.V. ...................        1,600           63,770
                                                          -----------
                                                            1,594,310
                                                          -----------
PROFESSIONAL SERVICES (0.5%)
Computer Sciences Corp.* ..............        2,984          206,455
                                                          -----------
  TOTAL BUSINESS SERVICES .............                     1,910,621
                                                          -----------
CAPITAL GOODS (7.8%)
AEROSPACE (4.1%)
Allied Signal, Inc. ...................        6,788          427,644
General Dynamics Corp. ................        2,076          142,206
Lockheed Martin Corp. .................        1,600           59,600
Raytheon Co., Class A .................        3,010          207,314
United Technologies Corp. .............       10,686          766,052
                                                          -----------
                                                            1,602,816
                                                          -----------
ELECTRICAL EQUIPMENT (2.5%)
Emerson Electric Co. ..................        4,282          269,231
General Electric Co. ..................        4,757          537,541
Honeywell, Inc. .......................        1,300          150,637
                                                          -----------
                                                              957,409
                                                          -----------
MACHINERY (1.2%)
Illinois Tool Works, Inc. .............        2,475          202,950
Mannesmann AG .........................        1,791          268,147
                                                          -----------
                                                              471,097
                                                          -----------
  TOTAL CAPITAL GOODS .................                     3,031,322
                                                          -----------
CONSUMER CYCLICALS (8.8%)
AUTO RELATED (0.6%)
Federal-Mogul Corp. ...................        3,116          162,032
TRW, Inc. .............................        1,300           71,337
                                                          -----------
                                                              233,369
                                                          -----------
AUTOS & TRUCKS (0.3%)
Ford Motor Co. ........................        2,159          121,849
                                                          -----------
FOOD SERVICES, LODGING (1.3%)
McDonald's Corp. ......................       12,084          499,220
                                                          -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.9%)
Newell Rubbermaid, Inc. ...............        7,578          352,377
                                                          -----------


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
LEISURE RELATED (0.7%)
Carnival Corp., Class A ...............        1,500      $    72,750
Disney (Walt) Co. .....................        6,969          214,732
                                                          -----------
                                                              287,482
                                                          -----------
RETAIL--GENERAL (5.0%)
CVS Corp. .............................        8,155          416,924
Dayton Hudson Corp. ...................        3,737          242,905
Home Depot, Inc. ......................        3,326          214,319
Nordstrom, Inc. .......................        3,069          102,812
Office Depot, Inc.* ...................        5,705          125,867
Rite Aid Corp. ........................        4,314          106,232
TJX Cos., Inc. ........................        8,673          288,919
Wal-Mart Stores, Inc. .................        8,946          431,645
                                                          -----------
                                                            1,929,623
                                                          -----------
  TOTAL CONSUMER CYCLICALS ............                     3,423,920
                                                          -----------
CONSUMER NON-CYCLICALS (20.4%)
BEVERAGES (1.9%)
Anheuser-Busch Cos., Inc. .............        7,728          548,205
Coca Cola Co. .........................        2,370          148,125
PepsiCo, Inc. .........................        1,288           49,830
                                                          -----------
                                                              746,160
                                                          -----------
DRUGS (7.0%)
American Home Products Corp. ..........        6,899          396,692
AstraZeneca Group plc .................        3,000          116,133
Bristol-Myers Squibb Co. ..............        7,922          558,006
Merck & Co., Inc. .....................        3,161          233,914
Pfizer, Inc. ..........................        4,434          486,631
Pharmacia & Upjohn, Inc. ..............        6,877          390,700
Schering-Plough Corp. .................        4,075          215,975
Warner Lambert Co. ....................        4,541          315,032
                                                          -----------
                                                            2,713,083
                                                          -----------
FOODS (1.6%)
Bestfoods .............................        2,713          134,293
Hershey Foods Corp. ...................          955           56,703
Interstate Bakeries Corp. .............        2,198           49,318
Nabisco Holdings Corp. ................        1,500           64,875
Nestle S.A. (Registered) ..............           23           41,518
Quaker Oats Co. .......................        3,956          262,579
                                                          -----------
                                                              609,286
                                                          -----------
HOSPITAL SUPPLIES & SERVICES (2.2%)
Becton Dickinson & Co. ................        3,707          111,210
Guidant Corp. .........................        6,311          324,622
Healthsouth Corp.* ....................        4,695           70,132
Medtronic, Inc. .......................        4,366          340,002
                                                          -----------
                                                              845,966
                                                          -----------
RETAIL--FOOD (3.1%)
Albertson's, Inc. .....................        5,839          301,048
Kroger Co.* ...........................       15,450          431,634
Safeway, Inc.* ........................        9,421          466,340
                                                          -----------
                                                            1,199,022
                                                          -----------
SOAPS & TOILETRIES (4.2%)
Clorox Co. ............................        1,848          197,390
Colgate Palmolive Co. .................        2,900          286,375
Gillette Co. ..........................        8,112          332,592
Johnson & Johnson .....................        4,459          436,982
Procter & Gamble Co. ..................        4,529          404,213
                                                          -----------
                                                            1,657,552
                                                          -----------

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
TOBACCO (0.4%)
Philip Morris Cos., Inc. ..............       4,013        $   161,272
                                                           -----------
  TOTAL CONSUMER NON-CYCLICALS                               7,932,341
                                                           -----------
CREDIT SENSITIVE (26.7%)
BANKS (5.0%)
Bank of America Corp. .................       2,800            205,275
BankAmerica Corp. .....................       1,901            139,367
Bayerische Vereinsbank AG .............         940             59,886
Chase Manhattan Corp. .................         100              8,663
Comerica, Inc. ........................       1,225             72,811
Fleet Financial Group, Inc. ...........       1,025             45,484
National City Corp. ...................       1,252             82,006
Northern Trust Corp. ..................       2,093            203,021
PNC Bank Corp. ........................         832             47,944
State Street Corp. ....................       2,380            203,192
U.S. Bancorp ..........................       8,723            296,582
Wells Fargo Co. .......................      14,058            600,979
                                                           -----------
                                                             1,965,210
                                                           -----------
FINANCIAL SERVICES (3.9%)
American Express Co. ..................       1,170            152,246
Associates First Capital Corp.,
  Class A .............................       7,083            313,866
Citigroup, Inc. .......................      10,060            477,850
Federal Home Loan Mortgage
  Corp. ...............................       5,838            338,604
First Data Corp. ......................       4,497            220,072
                                                           -----------
                                                             1,502,638
                                                           -----------
INSURANCE (8.2%)
Aflac, Inc. ...........................       1,603             76,744
Allstate Corp. ........................       7,698            276,166
American International Group,
  Inc. ................................       2,746            321,453
Axa (ADR)++## .........................       2,000            124,625
CIGNA Corp. ...........................       6,863            610,807
Chubb Corp. ...........................       1,700            118,150
Hartford Financial Services
  Group, Inc. .........................       9,614            560,616
Lincoln National Corp. ................       5,716            299,018
MBIA, Inc. ............................       1,863            120,629
Progressive Corp. .....................       2,409            349,305
Torchmark Corp. .......................       3,320            113,295
United Healthcare Corp. ...............       3,209            200,964
                                                           -----------
                                                             3,171,772
                                                           -----------
UTILITY--ELECTRIC (3.5%)
CMS Energy Corp. ......................       2,801            117,292
Duke Energy Corp. .....................       3,100            168,562
FirstEnergy Corp. .....................       3,313            102,703
GPU, Inc. .............................       2,663            112,345
Houston Industries, Inc. ..............         664             79,182
New Century Energies, Inc. ............       1,316             51,077
NiSource, Inc. ........................       4,008            103,457
Peco Energy Co. .......................       3,160            132,325
Pinnacle West Capital Corp. ...........       3,578            144,015
Texas Utilities Co. ...................       6,147            253,564
Unicom Corp. ..........................       2,944            113,528
                                                           -----------
                                                             1,378,050
                                                           -----------
UTILITY--TELEPHONE (6.1%)
Ameritech Corp. .......................       2,657            195,290
Bell Atlantic Corp. ...................      11,316            739,784
Bellsouth Corp. .......................       1,830             85,781
MCI WorldCom, Inc.* ...................       7,311            630,574
SBC Communications, Inc. ..............       7,772            450,776


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group) ..............       4,964        $   262,161
                                                           -----------
                                                             2,364,366
                                                           -----------
  TOTAL CREDIT SENSITIVE ..............                     10,382,036
                                                           -----------
DIVERSIFIED (2.6%)
MISCELLANEOUS (2.6%)
Ralston-Ralston Purina Group ..........      11,593            352,862
Rentokil Initial plc ..................      12,826             50,075
Tyco International Ltd. ...............       6,698            634,636
                                                           -----------
                                                             1,037,573
                                                           -----------
ENERGY (5.5%)
COAL & GAS PIPELINES (0.7%)
Columbia Energy Group .................       4,455            279,273
                                                           -----------
OIL--DOMESTIC (2.7%)
Chevron Corp. .........................       1,523            144,971
Coastal Corp. .........................       1,400             56,000
Exxon Corp. ...........................       6,309            486,582
Mobil Corp. ...........................       3,685            364,815
                                                           -----------
                                                             1,052,368
                                                           -----------
OIL--INTERNATIONAL (0.1%)
USX-Marathon Group, Inc. ..............       1,634             53,207
                                                           -----------
OIL--SUPPLIES & CONSTRUCTION (1.6%)
BP Amoco plc (ADR) ....................       5,625            610,312
                                                           -----------
RAILROADS (0.4%)
Canadian National Railway Co. .........       2,369            158,723
                                                           -----------
  TOTAL ENERGY ........................                      2,153,883
                                                           -----------
TECHNOLOGY (13.1%)
COMPUTER HARDWARE (1.4%)
Hewlett Packard Co. ...................       3,300            331,650
Sun Microsystems, Inc.* ...............       2,765            190,439
                                                           -----------
                                                               522,089
                                                           -----------
COMPUTER SOFTWARE (4.0%)
BMC Software, Inc.* ...................       2,654            143,316
Computer Associates
  International, Inc. .................       6,999            384,945
Microsoft Corp.* ......................      11,301          1,019,209
                                                           -----------
                                                             1,547,470
                                                           -----------
ELECTRONICS (0.6%)
Intel Corp. ...........................       3,716            221,102
                                                           -----------
OFFICE EQUIPMENT (4.3%)
Cisco Systems, Inc.* ..................       4,134            266,643
DST Systems, Inc.* ....................       2,995            188,311
International Business Machines
  Corp. ...............................       2,100            271,425
Oracle Corp.* .........................       6,684            248,144
Xerox Corp. ...........................      12,092            714,184
                                                           -----------
                                                             1,688,707
                                                           -----------
TELECOMMUNICATIONS (2.8%)
Alltel Corp. ..........................       6,289            449,663
Ericsson Telecommunications
  (ADR) ...............................       4,469            147,198
Motorola, Inc. ........................       3,653            346,122
Nortel Networks Corp. .................       1,100             95,494
Sprint Corp. (PCS GRP)* ...............       1,083             61,866
                                                           -----------
                                                             1,100,343
                                                           -----------
  TOTAL TECHNOLOGY ....................                      5,079,711
                                                           -----------
TOTAL COMMON STOCKS (90.2%)
  (Cost $33,573,141)...................                     35,100,750
                                                           -----------

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.1%)
Bell Atlantic Financial Services,
  4.25%, 9/15/05 (Cost $47,899) .....    $   44,000     $    44,990
                                                        -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (9.0%)
FC Discount Note, 4.98%, 7/2/99
  (Amortized Cost $3,499,516) .......     3,500,000       3,499,516
                                                        -----------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
     $37,120,556)....................                    38,645,256
OTHER ASSETS
  LESS LIABILITIES (0.7%) ...........                       270,697
                                                        -----------
NET ASSETS (100%) ...................                   $38,915,953
                                                        ===========


----------
*   Non-income producing

++  Issuer of this security is an affiliate of the Trust.

## On June 28, 1999, the Portfolio purchased 2,000 shares of Axa (ADR) which, under Rule 12d-3 of the Investment Act of 1940, is prohibited. The security was sold on July 9, 1999 at a gain of $9,396.
    Glossary:
    ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS GROWTH WITH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had outstanding foreign currency contracts to buy foreign currency as follows: (Note 1)


                                                     LOCAL
                                                   CONTRACT       COST ON        U.S.$
                                                    AMOUNTS     ORIGINATION     CURRENT      UNREALIZED
                                                    (000'S)         DATE         VALUE      DEPRECIATION
                                                  ----------   -------------   ---------   -------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/1/99-7/2/99 .........   28              $44,380       $44,104       $ (276)
                                                                                              ======

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $37,661,205
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      4,056,735


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 2,143,593
Aggregate gross unrealized depreciation ................       (618,893)
                                                            -----------
Net unrealized appreciation ............................    $ 1,524,700
                                                            ===========
Federal income tax cost of investments .................    $37,120,556
                                                            ===========













                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.7%)
CHEMICALS (0.2%)
Cambrex Corp. ........................        46,400     $  1,218,000
                                                         ------------
PAPER (0.5%)
Abitibi-Consolidated, Inc. ...........        28,900          328,738
Bowater, Inc. ........................        50,700        2,395,575
                                                         ------------
                                                            2,724,313
                                                         ------------
  TOTAL BASIC MATERIALS ..............                      3,942,313
                                                         ------------
BUSINESS SERVICES (5.3%)
ENVIRONMENT CONTROL (1.0%)
Danaher Corp. ........................        96,600        5,614,875
                                                         ------------
PRINTING, PUBLISHING, BROADCASTING (4.3%)
CBS Corp.* ...........................        65,600        2,849,500
Comcast Corp., Class A ...............        52,900        2,033,344
Gannett Co., Inc. ....................        40,700        2,904,962
Infinity Broadcasting Corp.,
  Class A* ...........................      1 26,700        3,769,325
MediaOne Group, Inc.* ................        46,000        3,421,250
Time Warner, Inc. ....................      1 16,200        8,540,700
                                                         ------------
                                                           23,519,081
                                                         ------------
PROFESSIONAL SERVICES (0.0%)
Modis Professional Services, Inc.*             3,600           49,500
                                                         ------------
  TOTAL BUSINESS SERVICES ............                     29,183,456
                                                         ------------
CAPITAL GOODS (5.8%)
AEROSPACE (4.2%)
British Aerospace plc ................         3,254           21,135
Gulfstream Aerospace Corp.* ..........        86,300        5,830,644
Raytheon Co., Class B ................        54,800        3,856,550
United Technologies Corp. ............      1 87,400       13,434,238
                                                         ------------
                                                           23,142,567
                                                         ------------
BUILDING & CONSTRUCTION (0.1%)
Newport News Shipbuilding, Inc.                9,200          271,400
                                                         ------------
ELECTRICAL EQUIPMENT (0.6%)
Honeywell, Inc. ......................        27,900        3,232,912
                                                         ------------
MACHINERY (0.9%)
Mannesmann AG ........................        30,500        4,566,434
SPX Corp.* ...........................         7,900          659,650
                                                         ------------
                                                            5,226,084
                                                         ------------
  TOTAL CAPITAL GOODS ................                     31,872,963
                                                         ------------
CONSUMER CYCLICALS (9.3%)
AUTO RELATED (0.6%)
Federal-Mogul Corp. ..................        66,600        3,463,200
                                                         ------------
FOOD SERVICES, LODGING (1.6%)
CKE Restaurants, Inc. ................           800           13,000
McDonald's Corp. .....................       210,200        8,683,888
                                                         ------------
                                                            8,696,888
                                                         ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Newell Rubbermaid, Inc. ..............        93,400        4,343,100
                                                         ------------
LEISURE RELATED (1.9%)
Carnival Corp., Class A ..............        63,500        3,079,750
Disney (Walt) Co. ....................       241,000        7,425,812
                                                         ------------
                                                           10,505,562
                                                         ------------


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
RETAIL--GENERAL (4.4%)
CVS Corp. ............................      136,100      $  6,958,113
Dayton Hudson Corp. ..................       50,900         3,308,500
Office Depot, Inc.* ..................      140,450         3,098,678
Rite Aid Corp. .......................      204,000         5,023,500
TJX Cos., Inc. .......................       83,600         2,784,925
Wal-Mart Stores, Inc. ................       66,000         3,184,500
                                                         ------------
                                                           24,358,216
                                                         ------------
  TOTAL CONSUMER CYCLICALS ...........                     51,366,966
                                                         ------------
CONSUMER NON-CYCLICALS (19.3%)
BEVERAGES (1.4%)
Anheuser-Busch Cos., Inc. ............       62,100         4,405,219
Coca Cola Co. ........................       54,800         3,425,000
                                                         ------------
                                                            7,830,219
                                                         ------------
CONTAINERS (0.7%)
Owens-Illinois, Inc.* ................       82,300         2,690,181
Smurfit-Stone Container Corp.* .......       66,994         1,377,564
                                                         ------------
                                                            4,067,745
                                                         ------------
DRUGS (5.8%)
American Home Products Corp. .........      182,200        10,476,500
AstraZeneca Group plc ................      102,700         3,975,609
Bristol-Myers Squibb Co. .............      128,900         9,079,394
Pharmacia & Upjohn, Inc. .............      149,300         8,482,106
                                                         ------------
                                                           32,013,609
                                                         ------------
FOODS (0.6%)
Bestfoods ............................       12,000           594,000
Nabisco Holdings Corp. ...............       59,800         2,586,350
                                                         ------------
                                                            3,180,350
                                                         ------------
HOSPITAL SUPPLIES & SERVICES (3.9%)
Cardinal Health, Inc. ................       86,650         5,556,431
Guidant Corp. ........................      132,900         6,836,044
Healthsouth Corp.* ...................      294,458         4,398,466
Medtronic, Inc. ......................       63,600         4,952,850
                                                         ------------
                                                           21,743,791
                                                         ------------
RETAIL--FOOD (2.3%)
Albertson's, Inc. ....................          882            45,478
Kroger Co.* ..........................      233,800         6,531,788
Safeway, Inc.* .......................      124,400         6,157,800
                                                         ------------
                                                           12,735,066
                                                         ------------
SOAPS & TOILETRIES (4.6%)
Clorox Co. ...........................       52,000         5,554,250
Colgate Palmolive Co. ................       30,600         3,021,750
Dial Corp. ...........................      119,800         4,455,063
Gillette Co. .........................      120,900         4,956,900
Procter & Gamble Co. .................       85,200         7,604,100
                                                         ------------
                                                           25,592,063
                                                         ------------
  TOTAL CONSUMER NON-CYCLICALS                            107,162,843
                                                         ------------
CREDIT SENSITIVE (23.7%)
BANKS (5.6%)
Bank of America Corp. ................       40,200         2,947,163
Bank of New York Co., Inc. ...........      122,700         4,501,556
Chase Manhattan Corp. ................       37,800         3,274,425
PNC Bank Corp. .......................       97,200         5,601,150
U.S. Bancorp .........................       73,800         2,509,200

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
UBS AG (Registered) ..................       18,700       $ 5,591,803
Wells Fargo Co. ......................      156,400         6,686,100
                                                          -----------
                                                           31,111,397
                                                          -----------
FINANCIAL SERVICES (3.8%)
Associates First Capital Corp.,
  Class A ............................      100,414         4,449,595
CIT Group, Inc., Class A .............       16,600           479,325
Charles Schwab Corp. .................       12,300         1,351,463
Citigroup, Inc. ......................      154,650         7,345,875
First Data Corp. .....................       58,700         2,872,631
Morgan Stanley Dean Witter
  & Co. ..............................       34,300         3,515,750
Providian Financial Corp. ............       13,300         1,243,550
                                                          -----------
                                                           21,258,189
                                                          -----------
INSURANCE (6.7%)
American International Group,
  Inc. ...............................       39,000         4,565,438
CIGNA Corp. ..........................       87,200         7,760,800
Conseco, Inc. ........................       67,323         2,049,144
Hartford Financial Services
  Group, Inc. ........................       86,900         5,067,356
Lincoln National Corp. ...............      126,200         6,601,837
Nationwide Financial Services,
  Inc., Class A ......................       43,400         1,963,850
Reliastar Financial Corp. ............       75,762         3,314,588
United Healthcare Corp. ..............       90,300         5,655,037
                                                          -----------
                                                           36,978,050
                                                          -----------
UTILITY--ELECTRIC (0.5%)
CMS Energy Corp. .....................       64,600         2,705,125
                                                          -----------
UTILITY--TELEPHONE (7.1%)
Bell Atlantic Corp. ..................      157,300        10,283,487
MCI WorldCom, Inc.* ..................      157,415        13,577,043
Sprint Corp. (Fon Group) .............       87,100         4,599,969
Sprint Corp. (PCS GRP)* ..............      192,200        10,979,425
                                                          -----------
                                                           39,439,924
                                                          -----------
  TOTAL CREDIT SENSITIVE .............                    131,492,685
                                                          -----------
DIVERSIFIED (4.2%)
MISCELLANEOUS (4.2%)
Ralston-Ralston Purina Group .........      192,800         5,868,350
Tyco International Ltd. ..............      181,186        17,167,373
                                                          -----------
  TOTAL DIVERSIFIED ..................                     23,035,723
                                                          -----------
ENERGY (5.1%)
COAL & GAS PIPELINES (1.1%)
Columbia Energy Group ................       40,350         2,529,441
Midamerican Energy Holdings
  Co. ................................       82,400         2,853,100
Total S.A. (ADR)* ....................       10,700           689,481
                                                          -----------
                                                            6,072,022
                                                          -----------
OIL--DOMESTIC (1.5%)
Atlantic Richfield Co. ...............        6,300           526,444
Mobil Corp. ..........................       82,700         8,187,300
                                                          -----------
                                                            8,713,744
                                                          -----------


--------------------------------------------------------------------------------
                                              NUMBER          VALUE
                                             OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
OIL--INTERNATIONAL (2.0%)
BP Amoco plc (ADR) ...................       75,787       $ 8,222,837
Conoco, Inc., Class A ................       95,300         2,656,487
                                                          -----------
                                                           10,879,324
                                                          -----------
OIL--SUPPLIES & CONSTRUCTION (0.5%)
Repsol S.A. ..........................      136,800         2,796,795
                                                          -----------
  TOTAL ENERGY .......................                     28,461,885
                                                          -----------
TECHNOLOGY (24.4%)
COMPUTER HARDWARE (2.2%)
Hewlett Packard Co. ..................       28,600         2,874,300
Sun Microsystems, Inc.* ..............      133,000         9,160,375
                                                          -----------
                                                           12,034,675
                                                          -----------
COMPUTER SOFTWARE (8.4%)
BMC Software, Inc.* ..................      174,600         9,428,400
BackWeb Technologies Ltd.* ...........        2,200            60,225
Cadence Design Systems, Inc.* ........      143,000         1,823,250
Citrix Systems, Inc.* ................       15,500           875,750
Computer Associates
  International, Inc. ................       43,750         2,406,250
Compuware Corp.* .....................      111,100         3,534,369
Intuit* ..............................        1,200           108,150
Microsoft Corp.* .....................      302,200        27,254,662
Phone.com, Inc.* .....................        4,100           229,600
Software.com, Inc.* ..................          700            16,231
Synopsys, Inc.* ......................       16,100           888,519
                                                          -----------
                                                           46,625,406
                                                          -----------
ELECTRONICS (4.4%)
Analog Devices, Inc.* ................      253,500        12,722,531
LSI Logic Corp.* .....................      211,900         9,773,888
VISX, Inc.* ..........................        4,400           348,425
VeriSign, Inc.* ......................       14,500         1,250,625
                                                          -----------
                                                           24,095,469
                                                          -----------
OFFICE EQUIPMENT (6.2%)
Cisco Systems, Inc.* .................      176,400        11,377,800
CompUSA, Inc.* .......................      112,200           834,488
EMC Corp.* ...........................       72,400         3,982,000
Oracle Corp.* ........................      341,550        12,680,044
Xerox Corp. ..........................       93,800         5,540,062
                                                          -----------
                                                           34,414,394
                                                          -----------
TELECOMMUNICATIONS (3.2%)
Ericsson LM, Class B .................      214,200         6,892,136
Ericsson Telecommunications
  (ADR) ..............................       24,100           793,794
Motorola, Inc. .......................      108,300        10,261,425
Tellabs, Inc.* .......................          400            27,025
                                                          -----------
                                                           17,974,380
                                                          -----------
  TOTAL TECHNOLOGY ...................                    135,144,324
                                                          -----------
TOTAL COMMON STOCKS (97.8%)
  (Cost $460,129,603).................                    541,663,158
                                                          -----------

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.5%)
Federal Home Loan Mortgage
  Corporation
  (Discount Note), 7/6/99 .............   $3,800,000       $  3,797,477
  (Discount Note), 7/9/99 .............    5,400,000          5,393,964
  (Discount Note), 7/9/99 .............    4,800,000          4,800,000
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES
  (Amortized Cost $13,991,441).........                      13,991,441
                                                           ------------
TOTAL INVESTMENTS (100.3%)
  (Cost/Amortized Cost
  $474,121,044)........................                     555,654,599
OTHER ASSETS
  LESS LIABILITIES (-0.3%) ............                      (1,800,528)
                                                           ------------
NET ASSETS (100%) .....................                    $553,854,071
                                                           ============


---------------------
*     Non-income producing

      Glossary:
      ADR--American Depositary Receipt

EQ ADVISORS TRUST
MFS RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had outstanding foreign currency contracts to buy foreign currency as follows: (Note 1)


                                                       LOCAL
                                                     CONTRACT       COST ON         U.S. $
                                                      AMOUNT      ORIGINATION      CURRENT       UNREALIZED
                                                      (000'S)         DATE          VALUE       DEPRECIATION
                                                    ----------   -------------   -----------   -------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/1/99 ..................   265             $420,518      $417,609       $ (2,909)
British Pound, expiring 7/1/99 - 7/2/99 .........   223              354,133       352,217         (1,916)
                                                                                                 --------
                                                                                                 $ (4,825)
                                                                                                 ========

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $342,177,712

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     230,368,722


As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 91,445,667
Aggregate gross unrealized depreciation ................      (9,912,112)
                                                            ------------
Net unrealized appreciation ............................    $ 81,533,555
                                                            ============
Federal income tax cost of investments .................    $474,121,044
                                                            ============


At June 30, 1999 the Portfolio had loaned securities with a total value of $118,920,115 which was secured by collateral of $119,995,772.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $5,142,662 which expires in the year 2006.


























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER        VALUE
                                              OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (5.1%)
CHEMICALS (2.2%)
Dow Chemical Co. ........................        5,400   $  685,125
E.I. Du Pont de Nemours & Co. ...........        9,400      642,137
Monsanto Co. ............................       11,400      449,588
Union Carbide Corp. Holding
  Co ....................................        9,600      468,000
                                                         ----------
                                                          2,244,850
                                                         ----------
CHEMICALS--SPECIALTY (0.5%)
Engelhard Corp. .........................       23,300      527,162
                                                         ----------
METALS & MINING (0.5%)
Alcoa, Inc. .............................        8,000      495,000
                                                         ----------
PAPER (1.9%)
Kimberly Clark Corp. ....................        8,600      490,200
Mead Corp. ..............................       12,800      534,400
Weyerhaeuser Co. ........................       12,300      845,625
                                                         ----------
                                                          1,870,225
                                                         ----------
  TOTAL BASIC MATERIALS .................                 5,137,237
                                                         ----------
BUSINESS SERVICES (2.4%)
ENVIRONMENTAL CONTROL (0.3%)
Republic Services, Inc., Class A* .......       14,200      351,450
                                                         ----------
PRINTING, PUBLISHING, BROADCASTING (1.1%)
McGraw Hill Cos., Inc. ..................        9,600      517,800
Tribune Co. .............................        6,400      557,600
                                                         ----------
                                                          1,075,400
                                                         ----------
PROFESSIONAL SERVICES (0.5%)
Service Corp. International .............       25,100      483,175
                                                         ----------
TRUCKING, SHIPPING (0.5%)
FDX Corp.* ..............................        8,900      482,825
                                                         ----------
  TOTAL BUSINESS SERVICES ...............                 2,392,850
                                                         ----------
CAPITAL GOODS (3.2%)
AEROSPACE (1.1%)
Boeing Co. ..............................       13,800      609,787
Lockheed Martin Corp. ...................       13,000      484,250
                                                         ----------
                                                          1,094,037
                                                         ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
Armstrong World Industries, Inc. ........        8,600      497,188
Sherwin-Williams Co. ....................        1,400       38,850
                                                         ----------
                                                            536,038
                                                         ----------
ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co. ....................        8,500      534,438
                                                         ----------
MACHINERY (1.1%)
Caterpillar, Inc. .......................        7,600      456,000
Deere & Co. .............................        5,000      198,125
Dover Corp. .............................       12,900      451,500
                                                         ----------
                                                          1,105,625
                                                         ----------
  TOTAL CAPITAL GOODS ...................                 3,270,138
                                                         ----------
CONSUMER CYCLICALS (7.7%)
AIRLINES (0.9%)
Delta Airlines, Inc. ....................        8,800      507,100
UAL Corp.* ..............................        6,700      435,500
                                                         ----------
                                                            942,600
                                                         ----------


--------------------------------------------------------------------------------
                                               NUMBER        VALUE
                                              OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
AUTO RELATED (0.9%)
Lear Corp.* ..........................          8,000     $  398,000
TRW Inc. .............................          9,900        543,262
                                                          ----------
                                                             941,262
                                                          ----------
AUTOS & TRUCKS (1.3%)
Delphi Automotive Systems
  Corp ...............................          3,071         57,001
Ford Motor Co. .......................         11,900        671,606
General Motors Corp. .................          8,600        567,600
                                                          ----------
                                                           1,296,207
                                                          ----------
FOOD SERVICES, LODGING (1.2%)
Disney (Walt) Co. ....................          7,300        224,931
Starwood Hotels & Resorts
  Worldwide, Inc. ....................         14,400        440,100
Sysco Corp. ..........................         16,900        503,831
                                                          ----------
                                                           1,168,862
                                                          ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.5%)
Whirlpool Corp. ......................          7,300        540,200
                                                          ----------
LEISURE RELATED (1.0%)
Hasbro, Inc. .........................         17,200        480,525
Mattel, Inc. .........................         19,000        502,313
                                                          ----------
                                                             982,838
                                                          ----------
RETAIL--GENERAL (1.9%)
Federated Department Stores,
  Inc.* ..............................         11,900        629,956
Saks, Inc.* ..........................         14,600        421,575
Sears Roebuck & Co. ..................         10,600        472,363
Rite Aid Corp. .......................         15,900        391,537
                                                          ----------
                                                           1,915,431
                                                          ----------
  TOTAL CONSUMER CYCLICALS ...........                     7,787,400
                                                          ----------
CONSUMER NON-CYCLICALS (8.2%)
BEVERAGES (1.0%)
Pepsi Bottling Group, Inc. ...........         23,200        535,050
Seagram Co., Ltd. ....................          9,700        488,637
                                                          ----------
                                                           1,023,687
                                                          ----------
CONTAINERS (0.6%)
Owens-Illinois, Inc.* ................         17,000        555,687
                                                          ----------
DRUGS (2.7%)
American Home Products Corp. .........         14,700        845,250
Bergen Brunswig Corp., Class A .......         15,600        269,100
Bristol-Myers Squibb Co. .............         12,900        908,644
Pharmacia & Upjohn, Inc. .............         12,700        721,519
                                                          ----------
                                                           2,744,513
                                                          ----------
FOODS (1.8%)
H.J. Heinz Co. .......................         10,600        531,325
Kellogg Co. ..........................         12,100        399,300
Nabisco Group Holdings ...............         19,100        373,644
Sara Lee Corp. .......................         24,400        553,575
                                                          ----------
                                                           1,857,844
                                                          ----------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Baxter International, Inc. ...........          6,300        381,937
Healthsouth Corp.* ...................         23,100        345,056
Tenet Healthcare Corp.* ..............          8,104        150,431
                                                          ----------
                                                             877,424
                                                          ----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           NUMBER        VALUE
                                          OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
RETAIL--FOOD (0.5%)
Albertson's, Inc. ...............          10,200      $  525,938
                                                       ----------
TOBACCO (0.7%)
Philip Morris Cos., Inc. ........          17,900         719,356
                                                       ----------
  TOTAL CONSUMER NON-CYCLICALS ..                       8,304,449
                                                       ----------
CREDIT SENSITIVE (24.6%)
BANKS (8.6%)
Bank One Corp. ..................          17,100       1,018,519
Bank America Corp. ..............          21,800       1,598,212
BankBoston Corp. ................          10,200         521,475
Charter One Financial, Inc. .....          16,100         447,781
Chase Manhattan Corp. ...........           7,400         641,025
Citigroup, Inc. .................          26,200       1,244,500
J.P. Morgan & Co. ...............           3,700         519,850
PNC Bank Corp. ..................          12,200         703,025
Synovus Financial Corp. .........           9,816         195,093
Wachovia Corp. ..................           5,500         470,594
Washington Mutual, Inc. .........          16,500         583,688
Wells Fargo Co. .................          17,100         731,025
                                                       ----------
                                                        8,674,787
                                                       ----------
FINANCIAL SERVICES (1.6%)
Fannie Mae ......................           8,000         547,000
Centaur Funding Corp. ...........              70          73,505
Paine Webber Group, Inc. ........          11,300         528,275
U.S. Bancorp ....................          16,000         544,000
                                                       ----------
                                                        1,692,780
                                                       ----------
INSURANCE (4.1%)
Ace Ltd. ........................          17,100         483,075
Allstate Corp. ..................          14,770         529,874
American General Corp. ..........           8,500         640,687
Chubb Corp. .....................           8,200         569,900
CIGNA Corp. .....................           6,700         596,300
Hartford Financial Services
  Group, Inc. ...................           1,600          93,300
Safeco Corp. ....................           7,600         335,350
Torchmark Corp. .................           8,500         290,063
Unum Corp. ......................          10,300         563,925
                                                       ----------
                                                        4,102,474
                                                       ----------
REAL ESTATE (0.7%)
Equity Office Properties Trust ..           9,200         235,750
Equity Residential Property Trust          11,000         495,688
                                                       ----------
                                                          731,438
                                                       ----------
UTILITY--ELECTRIC (3.1%)
Cinergy Corp. ...................           9,700         310,400
Duke Energy Corp. ...............          11,900         647,062
Edison International ............          17,300         462,775
Entergy Corp. ...................          17,400         543,750
OGE Energy Corp. ................          20,500         486,875
Texas Utilities Co. .............           8,100         334,125
Western Resources, Inc. .........          11,800         314,175
                                                       ----------
                                                        3,099,162
                                                       ----------
UTILITY--GAS (0.9%)
El Paso Energy Corp. ............          10,500         369,469
Sempra Energy ...................          23,100         522,637
                                                       ----------
                                                          892,106
                                                       ----------


--------------------------------------------------------------------------------
                                           NUMBER        VALUE
                                          OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
UTILITY--TELEPHONE (5.6%)
Ameritech Corp. ...................          14,600      $1,073,100
AT&T Corp. ........................          19,100       1,066,019
Bell Atlantic Corp. ...............          12,800         836,800
Bellsouth Corp. ...................          11,300         529,687
GTE Corp. .........................          17,500       1,325,625
SBC Communications, Inc. ..........          14,300         829,400
                                                         ----------
                                                          5,660,631
                                                         ----------
  TOTAL CREDIT SENSITIVE ..........                      24,853,378
                                                         ----------
DIVERSIFIED (1.4%)
MISCELLANEOUS (1.4%)
Fortune Brands, Inc. ..............           7,500         310,313
Minnesota Mining &
  Manufacturing Co. ...............           7,300         634,644
PPG Industries, Inc. ..............           7,200         425,250
                                                         ----------
                                                          1,370,207
                                                         ----------
ENERGY (7.1%)
COAL & GAS PIPELINES (0.5%)
Consolidated Natural Gas Co. ......           8,950         543,712
                                                         ----------
OIL--DOMESTIC (1.3%)
Chevron Corp. .....................           8,000         761,500
Phillips Petroleum Co. ............           2,300         115,719
Tosco Corp. .......................          16,700         433,156
                                                         ----------
                                                          1,310,375
                                                         ----------
OIL--INTERNATIONAL (4.0%)
Conoco, Inc., Class A .............          14,900         415,338
Elf Aquitaine S.A. (ADR) ..........           6,800         500,225
Exxon Corp. .......................          14,513       1,119,315
Mobil Corp. .......................          10,700       1,059,300
Royal Dutch Petroleum Co. .........
  (N.Y. Shares) ...................          14,400         867,600
                                                         ----------
                                                          3,961,778
                                                         ----------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Halliburton Co. ...................          15,600         705,900
                                                         ----------
RAILROADS (0.6%)
Burlington Northern Santa Fe
  Corp ............................          20,300         629,300
                                                         ----------
  TOTAL ENERGY ....................                       7,151,065
                                                         ----------
TECHNOLOGY (3.5%)
COMPUTER HARDWARE (0.2%)
Hewlett Packard Co. ...............           2,300         231,150
                                                         ----------
COMPUTER SOFTWARE (0.6%)
Computer Associates
  International, Inc. .............          10,500         577,500
                                                         ----------
ELECTRONICS (0.1%)
Micron Technology, Inc.* ..........           3,500         141,094
                                                         ----------
OFFICE EQUIPMENT (1.4%)
Apple Computer, Inc.* .............           6,250         289,453
International Business Machines
  Corp ............................           4,100         529,925
Xerox Corp. .......................          10,300         608,344
                                                         ----------
                                                          1,427,722
                                                         ----------
TELECOMMUNICATIONS (1.2%)
Alltel Corp. ......................           7,650         546,975
Motorola, Inc. ....................           6,900         653,775
                                                         ----------
                                                          1,200,750
                                                         ----------
  TOTAL TECHNOLOGY ................                       3,578,216
                                                         ----------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER        VALUE
                                             OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (63.2%)
 (Cost $57,623,608) ................                      $ 63,844,940
                                                          ------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.0%)
ENVIRONMENTAL CONTROL (0.0%)
TCR Holding Corp. ..................             10                  1
                                                          ------------
CREDIT SENSITIVE (0.0%)
FINANCIAL SERVICES (0.0%)
Webster Capital Corp., Series A.....             40             38,650
                                                          ------------
TOTAL PREFERRED STOCKS (0.0%)
  (Cost $39,975)....................                            38,651
                                                          ------------
                                             PRINCIPAL
                                              AMOUNT
                                             ---------
CONVERTIBLE BONDS:
TECHNOLOGY (0.3%)
ELECTRONICS (0.3%)
Micron Technology, Inc.
  7.00%, 7/1/04 ....................     $  340,000            347,650
                                                          ------------
TOTAL CONVERTIBLE BONDS (0.3%)
  (Cost $361,368) ..................                           347,650
                                                          ------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.3%)
CHEMICALS (0.3%)
DSM N.V.
  6.25%, 5/15/04 ...................         80,000             77,488
IMC Global, Inc.
  7.40%, 11/1/02 (Step Bond) .......         35,000             35,518
Monsanto Co.
  6.60%, 12/1/28 ...................         80,000             71,094
Nova Chemicals Corp.
  7.00%, 8/15/26 ...................         75,000             74,085
Rohm & Haas Co.,
  7.85%, 7/15/29 ...................         85,000             84,938
                                                          ------------
  TOTAL BASIC MATERIALS ............                           343,123
                                                          ------------
BUSINESS SERVICES (0.4%)
ENVIRONMENTAL CONTROL (0.1%)
Waste Management Technologies,
  Inc.
  7.70%, 10/1/02 (Step Bond) .......         50,000             51,609
                                                          ------------
PRINTING, PUBLISHING,
  BROADCASTING (0.2%)
CBS, Inc.
  7.15%, 5/20/05 ...................         85,000             84,598
News America Holdings, Inc.
  7.75%, 12/1/45 ...................        145,000            137,446
Viacom, Inc.
  7.75%, 6/1/05 ....................         15,000             15,431
                                                          ------------
                                                               237,475
                                                          ------------
PROFESSIONAL SERVICES (0.0%)
Service Corp. International
  6.00%, 12/15/05 ..................         25,000             22,973
                                                          ------------
TRUCKING, SHIPPING (0.1%)
Federal Express Corp.,
  Series 98-1
  6.72%, 1/15/22 ...................        134,960            128,375
                                                          ------------
  TOTAL BUSINESS SERVICES ..........                           440,432
                                                          ------------


--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
CAPITAL GOODS (0.6%)
AEROSPACE (0.6%)
Boeing Co.
  6.625%, 2/15/38 ..................     $  250,000        $    222,225
Lockheed Martin Corp.
  7.45%, 6/15/04 ...................        310,000             316,846
Raytheon Co.
  7.00%, 11/1/28 ...................         75,000              70,907
                                                           ------------
  TOTAL CAPITAL GOODS ..............                            609,978
                                                           ------------
CONSUMER CYCLICALS (2.0%)
AIRLINES (0.4%)
Atlas Air, Inc., Series 99-1A
  7.20%, 1/2/19 ....................        115,000             109,996
Continental Airlines, Inc.
  Series 97, Class 4C,
  6.80%, 7/2/07 ....................         60,000              57,923
  Series 98 Class 1C,
  6.541%, 3/15/08 ..................         40,000              38,888
  Series 98 Class2A,
  6.32%, 11/1/08 ...................        110,000             105,211
Northwest Airlines Corp.,
  Series 99-1A
  6.81%, 2/1/20 ....................         75,000              70,299
                                                           ------------
                                                                382,317
                                                           ------------
AUTO RELATED (0.5%)
Dana Corp.
  7.00%, 3/1/29 ....................         75,000              68,924
Delphi Automotive Systems Corp.
  7.125%, 5/1/29 ...................        250,000             231,049
TRW, Inc.
  7.75%, 6/1/29 ....................        160,000             156,074
                                                           ------------
                                                                456,047
                                                           ------------
AUTOS & TRUCKS (0.4%)
American Standard, Inc.
  7.375%, 2/1/08 ...................        235,000             226,775
Daimler/Chrysler AG
  7.45%, 2/1/69 ....................         40,000              39,411
Ford Motor Co.
  7.40%, 11/1/46 ...................         45,000              43,481
Hertz Corp.
  6.50%, 5/15/06 ...................        115,000             111,595
  6.25%, 3/15/09 ...................         20,000              18,641
                                                           ------------
                                                                439,903
                                                           ------------
FOOD SERVICES, LODGING (0.1%)
Tricon Global Restaurants
  7.45%, 5/15/05 ...................         85,000              84,600
                                                           ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.1%)
Newell Co.
  6.35%, 7/15/08 ...................        125,000             120,077
                                                           ------------
LEISURE RELATED (0.4%)
Disney (Walt) Co.
  5.62%, 12/1/08 ...................        115,000             104,635
Time Warner, Inc.
  8.375%, 8/15/33 ..................        280,000             302,550
                                                           ------------
                                                                407,185
                                                           ------------
RETAIL--GENERAL (0.1%)
Sears Roebuck Acceptance Corp.
  6.50%, 12/1/28 ...................        115,000             100,718
                                                           ------------
  TOTAL CONSUMER CYCLICALS .........                          1,990,847
                                                           ------------

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS (0.8%)
BEVERAGES (0.1%)
Pepsi Bottling Group, Inc.
  7.00%, 3/1/29 ...................       $  120,000      $    112,174
                                                          ------------
CONTAINERS (0.1%)
Ball Corp.
  7.75%, 8/1/06 ...................          100,000            98,000
                                                          ------------
HOSPITAL SUPPLIES & SERVICES (0.2%)
Columbia/HCA Healthcare
  6.63%, 7/15/45 ..................          235,000           224,732
                                                          ------------
TOBACCO (0.4%)
Imperial Tobacco Group
  7.125%, 4/1/09 ..................          130,000           123,647
Philip Morris Cos., Inc.
  7.25%, 1/15/03 ..................          190,000           192,929
  7.125%, 10/1/04 .................           10,000            10,135
                                                          ------------
                                                               326,711
                                                          ------------
  TOTAL CONSUMER NON-CYCLICALS                                 761,617
                                                          ------------
CREDIT SENSITIVE (24.6%)
BANKS (1.0%)
Bank United
  8.00%, 3/15/09 ..................          130,000           126,058
BankAmerica Corp.
  5.875%, 2/15/09 .................          175,000           160,666
Citicorp, Series F
  6.375%, 11/15/08 ................          215,000           204,240
Colonial Bank
  8.00%, 3/15/09 ..................           75,000            71,169
Dime Bancorp, Inc.
  6.375%, 1/30/01 .................           80,000            79,552
FCB/NC Capital Trust 1
  8.05%, 3/1/28 ...................           40,000            37,580
Merita Bank Ltd.
  6.50%, 1/15/06 ..................           65,000            62,573
Nationsbank Corp.
  6.50%, 8/15/03 ..................           65,000            65,191
Sovereign Bancorp.
  6.625%, 3/15/01 .................          110,000           109,605
Wilmington Trust
  6.625%, 5/1/08 ..................           90,000            85,531
                                                          ------------
                                                             1,002,165
                                                          ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (1.7%)
Commercial Mortgage
  Acceptance Corp.
  Series 98-C2, Class A2,
  6.03%, 3/15/08 ..................          215,000           205,761
  Series 97-ML1, Class A3,
  6.57%, 12/15/30 .................           31,000            30,428
  Series 1998-C2 Class A1,
  5.80%, 3/15/06 ..................           42,552            41,496
Dresdner Funding Trust
  8.151%, 6/30/31 .................          100,000            99,064
General Motors Acceptance
  Corp. Series 98-C2, Class A2
  6.42%, 5/15/31 ..................          203,635           196,828
  Series 98-C1, Class E
  7.153%, 5/15/30 .................           50,000            47,776


--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
General Electric Capital
  Mortgage Series 98-11,
  Class 2A4
  6.75%, 6/25/28 ..................       $   50,000      $     49,563
  Series 98-C2 Class A1
  6.15%, 11/15/07 .................          292,258           285,276
Green Tree Financial Corp.,
  Series 98-2, Class A5
  6.24%, 3/18/28 ..................           50,000            49,672
 Series 98-A, Class A1C
  6.18%, 6/15/19 ..................           31,971            32,012
Goldman Sachs Mortgage
  Securities Corp., Series 98,
  GL2, Class D
  7.19%, 4/13/31 ..................           25,000            22,914
Lehman Manufactured Housing
  Trust, Series 98-1
  0.82%, 7/15/28 ..................          250,000             9,168
Mashantucket Pequot Tribe
  6.57%, 9/1/13 ...................           90,000            82,251
Merrill Lynch Mortgage
  Investors, Inc., Series 98-C2,
  Class A1 6.22%, 2/15/30 .........          126,998           125,482
Morgan Stanley Capital Corp.,
  Series 96-WF1, Class A
  7.23%, 1/16/06 ..................           20,000            20,623
Mortgage Capital Funding, Inc.,
  Series 98-MC1, Class A
  16.417%, 6/18/07 ................          102,030           101,055
Provident Bank Home Equity
  Loan Trust, Series 99-1,
  Class A2
  5.24%, 7/25/19 ..................          284,464           284,264
Residential Asset Securitization
  Trust, Series 98, Class A12 A14
  8.00%, 11/25/28 .................           75,000            77,096
                                                          ------------
                                                             1,760,729
                                                          ------------
FINANCIAL SERVICES (3.9%)
AFC Capital Trust I, Series B
  8.207%, 2/3/27 ..................           25,000            25,869
Associates Corp. of North
  America
  6.95%, 11/1/18 ..................          125,000           118,857
 8.15%, 8/1/09 ....................           40,000            43,090
Bombardier Capital Inc.
  6.00%, 1/15/02 ..................           70,000            68,841
Capital One Financial
  7.25%, 12/1/03 ..................           15,000            14,800
  7.25%, 5/1/06 ...................          115,000           109,706
CIT Group Holdings
  5.50%, 10/15/01 .................           95,000            93,398
Conseco Financing Trust II
  8.70%, 11/15/26 .................          130,000           118,781
Countrywide Home Loan,
  Series E
  6.935%, 7/16/07 .................           75,000            73,475

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           PRINCIPAL            VALUE
                                            AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------
Dime Capital Trust .............
  9.33%, 5/6/27 ................         $  515,000        $    527,070
Finova Capital Corp.
  6.25%, 11/1/02 ...............             90,000              89,155
  7.40%, 6/1/07 ................             65,000              65,570
Series D
  6.11%, 2/18/03 ...............            110,000             108,244
Ford Motor Credit Co.
  5.125%, 10/15/01 .............             10,000               9,744
  6.00%, 1/14/03 ...............             36,000              35,383
  5.80%, 1/12/09 ...............             90,000              82,251
General Motors Acceptance
  Corp.
  5.85%, 1/14/09 ...............            270,000             247,779
Green Tree Financial Corp.,
  Series A
  6.50%, 9/26/02 ...............             55,000              51,929
Heller Financial, Inc.
  6.00%, 3/19/04 ...............            285,000             275,883
Household Financial Co.
  6.50%, 11/15/08 ..............            105,000              99,658
 Series E
  5.875%, 2/1/09 ...............            115,000             104,273
Household Netherlands BV
  6.20%, 12/1/03 ...............            420,000             411,741
KN Cap Trust III
  7.63%, 4/15/28 ...............             55,000              53,041
Lehman Brothers Holdings, Inc.
  6.50%, 10/1/02 ...............            105,000             103,585
  6.625%, 4/1/04 ...............             50,000              48,707
Merrill Lynch & Co., Inc.,
  Series B
  6.13%, 4/7/03 ................             40,000              39,325
Newcourt Credit Group, Inc.
  7.125%, 12/17/03 .............             70,000              69,442
  6.875%, 2/16/05 ..............             75,000              73,396
Norwest Corp., Series J
  6.75%, 12/15/27 ..............             40,000              36,437
Paine Webber Group, Inc.
  6.55%, 4/15/08 ...............             60,000              56,621
  Series C
  6.52%, 4/6/05 ................             60,000              57,888
Presidential Life Insurance Co.
  7.875%, 2/15/09 ..............             65,000              64,025
Provident Cos., Inc.
  7.405%, 3/15/38 ..............             75,000              70,995
Salomon, Inc.
  6.75%, 2/15/03 ...............             45,000              45,104
Sun Life Canada Capital Trust
  8.526%, 5/26/49 ..............            185,000             184,569
The Money Store, Inc.
  8.05%, 4/15/02 ...............             35,000              36,436
Toyota Motor Credit
  5.625%, 11/13/03 .............             75,000              72,628
Zurich Capital Trust
  8.376%, 6/1/37 ...............            115,000             117,132
                                                           ------------
                                                              3,904,828
                                                           ------------
FOREIGN GOVERNMENT (0.5%)
Ontario Province
  5.50%, 10/1/08 ...............            315,000             286,149


--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
Province of Quebec
  7.50%, 7/15/02 ...............         $   50,000        $     51,343
  5.75%, 2/15/09 ...............            185,000             170,208
                                                           ------------
                                                                507,700
                                                           ------------
INSURANCE (0.4%)
American General Finance Corp.
  5.70%, 2/7/01 ................             50,000              49,562
  8.125%, 3/15/46 ..............             70,000              73,784
Conseco, Inc.
  7.60%, 6/21/01 ...............             80,000              80,109
Hartford Life, Inc.
  7.65%, 6/15/27 ...............             15,000              15,404
Prudential Insurance Co.
  6.875%, 4/15/03 ..............            105,000             105,068
Transamerica Capital III
  7.625%, 11/15/37 .............             55,000              54,054
Travelers Property & Casualty,
  Inc.
  6.75%, 4/15/01 ...............             50,000              50,429
                                                           ------------
                                                                428,410
                                                           ------------
REAL ESTATE (0.4%)
Avalon Properties, Inc.
  6.625%, 1/15/05 ..............             30,000              28,767
  6.875%, 12/15/07 .............             25,000              23,836
EOP Operating L.P.
  6.375%, 1/15/02 ..............             35,000              34,551
  6.75%, 2/15/08 ...............            145,000             137,241
  6.80%, 1/15/09 ...............            100,000              94,141
Omega Healthcare Investors, Inc.
  6.95%, 6/15/02 ...............             65,000              62,481
                                                           ------------
                                                                381,017
                                                           ------------
U.S. GOVERNMENT (8.6%)
U.S. Treasury Note
  4.625%, 12/31/00 .............            550,000             543,297
  5.25%, 5/31/01 ...............          1,395,000           1,388,679
  5.50%, 5/31/03 ...............          1,410,000           1,398,544
  4.25%, 11/15/03 ..............          2,715,000           2,561,434
  4.75%, 2/15/04 ...............            155,000             149,090
  5.25%, 5/15/04 ...............          1,845,000           1,812,712
  6.125%, 8/15/07 ..............             50,000              50,547
  5.625%, 5/15/08 ..............             45,000              44,072
  5.50%, 5/15/09 ...............             14,000              13,672
  5.25%, 2/15/29 ...............            785,000             704,538
                                                           ------------
                                                              8,666,585
                                                           ------------
U.S. GOVERNMENT AGENCIES (7.3%)
Federal National Mortgage
  Association
  7.00%, 2/1/12 ................             60,969              61,238
  6.50%, 4/1/13 ................            380,002             374,624
  6.50%, 7/1/13 ................             27,090              26,707
  6.00%, 10/1/13 ...............            163,403             157,822
  7.00%, 10/1/13 ...............            389,082             390,802
  6.00%, 12/1/13 ...............            166,110             160,437
  8.50%, 2/1/25 ................            300,000             313,634
  6.50%, 5/1/26 ................             45,541              44,049
  9.00%, 8/1/26 ................            144,880             153,488
  6.50%, 6/1/27 ................            190,298             184,062
  6.50%, 11/1/27 ...............            163,257             157,907
  6.50%, 3/1/28 ................            370,089             357,962

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
  6.50%, 7/1/28 ..................         $  342,669        $    331,441
  7.00%, 7/1/28 ..................                274                 271
  6.50%, 8/1/28 ..................            405,957             392,655
  6.50%, 9/1/28 ..................            151,317             146,358
  6.50%, 10/1/28 .................             76,055              73,563
  6.50%, 11/1/28 .................             28,565              27,629
  6.50%, 11/1/28 .................             70,224              67,923
  6.50%, 2/1/29 ..................            264,644             255,972
  6.50%, 3/1/29 ..................            574,799             554,497
Government National Mortgage Association
  7.00%, 8/15/23 .................            248,442             245,503
  6.50%, 10/15/23 ................            161,583             155,762
  7.00%, 5/15/24 .................             86,014              84,996
  8.00%, 7/15/25 .................             88,756              91,232
  8.00%, 7/15/25 .................             57,166              58,761
  7.00%, 9/15/25 .................             56,860              56,188
  7.00%, 12/15/25 ................             52,758              52,133
  8.00%, 12/15/25 ................            184,189             189,328
  6.50%, 3/15/26 .................            142,067             136,949
  8.00%, 7/15/26 .................             25,937              26,661
  8.00%, 10/15/26 ................             87,869              90,321
  8.00%, 10/15/26 ................            451,967             464,577
  7.00%, 11/15/26 ................             27,077              26,757
  7.00%, 7/15/27 .................             43,337              42,825
  8.00%, 7/15/27 .................             20,220              20,784
  7.00%, 9/15/27 .................             21,242              20,990
  7.00%, 11/15/27 ................             45,854              45,312
  7.00%, 11/15/27 ................             67,819              67,017
  8.00%, 11/15/27 ................             34,498              35,461
  7.00%, 2/15/28 .................             20,999              20,751
  7.00%, 3/15/28 .................             43,552              43,037
  7.00%, 4/15/28 .................             71,772              70,923
  7.00%, 5/15/28 .................            129,275             127,745
  6.50%, 1/15/29 .................            193,182             186,222
  6.50%, 1/15/29 .................             54,555              52,590
  6.50%, 2/15/29 .................            404,690             390,111
  6.50%, 2/15/29 .................            284,185             273,947
  6.50%, 3/15/29 .................             29,910              28,832
                                                             ------------
                                                                7,338,756
                                                             ------------
UTILITY--ELECTRIC (0.5%)
AES Eastern Energy
  9.00%, 7/2/17 ..................            115,000             112,547
Arizona Public Service Co.
  6.75%, 11/15/06 ................             50,000              49,046
Baltimore Gas & Electric Co.
  6.90%, 2/1/05 ..................             50,000              50,108
CalEnergy, Inc.
  7.63%, 10/15/07 ................             60,000              60,372
CMS Energy Corp.
  7.00%, 1/15/05 .................             25,000              23,890
Connecticut Light & Power Co.,
  Series C
  7.75%, 6/1/02 ..................             20,000              20,423
Niagara Mohawk Power Series G
  7.75%, 10/1/08 .................             40,000              41,215
Public Service Electric & Gas Co.
  8.875%, 6/1/03 .................             50,000              53,555
Texas Utilities Co.
  7.46%, 1/1/15 ..................             40,000              40,812


--------------------------------------------------------------------------------
                                           PRINCIPAL        VALUE
                                            AMOUNT         (NOTE 1)
--------------------------------------------------------------------------------
Transamerican Energy Corp.,
  Series B (Step Bond)
  13.00%, 6/15/02 ................         $  115,000        $     10,350
                                                             ------------
                                                                  462,318
                                                             ------------
UTILITY--GAS (0.1%)
Enron Corp.
  6.40%, 7/15/06 .................             40,000              38,165
Express Pipeline, Inc.
  7.39%, 12/31/17 ................             20,000              18,053
Louis Dreyfus Natural Gas Corp.
  6.875%, 12/1/07 ................             85,000              75,387
                                                             ------------
                                                                  131,605
                                                             ------------
UTILITY--TELEPHONE (0.2%)
GTE Corp.
  6.46%, 4/15/08 .................             65,000              62,856
U.S. West Communications
  5.625%, 11/15/08 ...............             40,000              36,249
WorldCom, Inc.
  6.95%, 8/15/28 .................             85,000              80,124
                                                             ------------
                                                                  179,229
                                                             ------------
  TOTAL CREDIT SENSITIVE .........                             24,763,342
                                                             ------------
DIVERSIFIED (0.2%)
MISCELLANEOUS (0.2%)
Norsk Hydro A/S
  6.36%, 1/15/09 .................            120,000             112,862
Tyco International Group
  6.375%, 6/15/05 ................             90,000              87,706
                                                             ------------
  TOTAL DIVERSIFIED ..............                                200,568
                                                             ------------
ENERGY (1.4%)
COAL & GAS PIPELINES (0.2%)
Alliance Pipeline
  7.77%, 6/30/15 .................             70,000              70,525
Columbia Gas Systems, Inc.
  6.61%, 11/28/02 ................             65,000              64,858
El Paso Energy Corp.
  6.75%, 5/15/09 .................             40,000              38,386
Maritime & North
  7.70%, 11/30/19 ................             75,000              74,955
                                                             ------------
                                                                  248,724
                                                             ------------
OIL--DOMESTIC (0.3%)
Coastal Corp.
  6.50%, 6/1/08 ..................             25,000              23,849
  6.95%, 6/2/28 ..................             75,000              68,614
Union Oil Co. of California
  7.50%, 2/15/29 .................            150,000             147,462
                                                             ------------
                                                                  239,925
                                                             ------------
OIL--INTERNATIONAL (0.1%)
Conoco, Inc.
  6.95%, 4/15/29 .................             75,000              70,217
Statoil
  6.50%, 12/1/28 .................             75,000              67,905
                                                             ------------
                                                                  138,122
                                                             ------------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Merey Sweeney L.P.
  8.80%, 12/18/19 ................             90,000              92,250
Petroleum Geo-Services
  7.50%, 3/31/07 .................            185,000             185,054

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA
  7.125%, 3/20/28 ........................    $  115,000         $    105,704
                                                                 ------------
                                                                      383,008
                                                                 ------------
RAILROADS (0.4%)
Burlington Northern Santa Fe
  Corp.
  6.125%, 3/15/09 ........................       165,000              154,349
CSX Corp.
  7.95%, 5/1/27 ..........................       260,000              268,568
                                                                 ------------
                                                                      422,917
                                                                 ------------
  TOTAL ENERGY ...........................                          1,432,696
                                                                 ------------
TECHNOLOGY (0.9%)
OFFICE EQUIPMENT (0.2%)
International Business Machines
  Corp.
  7.125%, 12/1/96 ........................       195,000              186,900
                                                                 ------------
TELECOMMUNICATIONS (0.7%)
AT&T Capital Corp.
  6.60%, 5/15/05 .........................        55,000               52,810
Sprint Capital Corp.
  5.70%, 11/15/03 ........................        75,000               72,139
  6.125%, 11/15/08 .......................       170,000              158,432
  6.90%, 5/1/19 ..........................        50,000               46,531
TCI Communications, Inc.
  8.75%, 8/1/15 ..........................       205,000              232,861
  7.125%, 2/15/28 ........................       110,000              105,548
WorldCom, Inc.
  6.40%, 8/15/05 .........................       100,000               97,830
                                                                 ------------
                                                                      766,151
                                                                 ------------
  TOTAL TECHNOLOGY .......................                            953,051
                                                                 ------------


--------------------------------------------------------------------------------
                                               PRINCIPAL            VALUE
                                                AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------
TOTAL LONG-TERM DEBT SECURITIES (31.2%)
  (Cost $32,600,640)......................                       $ 31,495,654
                                                                 ------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENTS (7.5%)
Chase Securities, Inc., 4.70%,
  dated 6/30/99, due 7/1/99, to be
  repurchased at $7,561,987,
  collateralized by $7,140,000 of
  U.S. Treasury Notes, 7.00%,
  due 7/15/06, valued at
  7,735,380 ..............................     7,561,000            7,561,000
U.S. GOVERNMENT AGENCIES (1.4%)
Federal National Mortgage
  Association (Discount Note),
  7/15/99 ................................     1,400,000            1,397,365
                                                                 ------------
TOTAL SHORT-TERM DEBT SECURITIES (8.9%)
 (Cost/Amortized Cost
  $8,958,083).............................                          8,958,365
                                                                 ------------
TOTAL INVESTMENTS (103.6%)
 (Cost/Amortized Cost
  $99,583,674)............................                        104,685,260
OTHER ASSETS
 LESS LIABILITIES (-3.6%) ................                         (3,704,072)
                                                                 ------------
NET ASSETS (100%) ........................                       $100,981,188
                                                                 ============


---------------------
*  Non-income producing
   Glossary:
   ADR--American Depositary Receipt
   GDR--Global Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had the following outstanding forward commitment: (Note 1)






                                                         PROCEEDS ON        CURRENT       UNREALIZED
FORWARD SELL                             PRINCIPAL     ORIGINATION DATE       VALUE       DEPRECIATION
--------------------------------------  -----------   ------------------   -----------   -------------
Federal National Mortgage
  Association TBA 6.50%, 7/15/29.....    $900,000          $863,859         $868,212       $ (4,353)
                                                                                           ========

At June 30, 1999 the Portfolio had an outstanding foreign currency contract to buy foreign currency as follows: (Note 1)




                                                LOCAL
                                              CONTRACT       COST ON        U.S. $
                                               AMOUNT      ORIGINATION     CURRENT      UNREALIZED
                                               (000'S)         DATE         VALUE      APPRECIATION
                                             ----------   -------------   ---------   -------------
FOREIGN CURRENCY BUY CONTRACT
European Union, expiring 9/15/99 .........   3                $3,114       $3,116           $2
                                                                                            ==

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities. .........    $62,697,410
U.S. Government Securities ..............................     16,636,064

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........     42,408,524
U.S. Government Securities ..............................     15,928,147


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .................    $  7,778,541
Aggregate gross unrealized depreciation .................      (2,676,955)
                                                             ------------
Net unrealized appreciation .............................    $  5,101,586
                                                             ============
Federal income tax cost of investments ..................    $ 99,583,674
                                                             ============


At June 30, 1999 the Portfolio had loaned securities with a total value of $6,406,283, which was secured by collateral valued at $6,543,076 in the form of U.S. Government securities.




















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER        VALUE
                                             OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (6.6%)
CHEMICALS (3.6%)
Dow Chemical Co. ......................      43,065        $  5,463,872
E.I. Du Pont de Nemours & Co.               100,706           6,879,479
Monsanto Co. ..........................     130,040           5,128,452
Union Carbide Corp. Holding
  Co. .................................      62,455           3,044,681
                                                           ------------
                                                             20,516,484
                                                           ------------
CHEMICALS--SPECIALTY (0.4%)
PPG Industries, Inc. ..................      35,705           2,108,827
                                                           ------------
METALS & MINING (0.7%)
Alcoa, Inc. ...........................      68,520           4,239,675
                                                           ------------
PAPER (1.9%)
Boise Cascade Corp. ...................     191,830           8,248,690
Weyerhaeuser Co. ......................      40,955           2,815,656
                                                           ------------
                                                             11,064,346
                                                           ------------
  TOTAL BASIC MATERIALS ...............                      37,929,332
                                                           ------------
BUSINESS SERVICES (3.5%)
ENVIRONMENTAL CONTROL (0.5%)
Waste Management, Inc. ................      51,920           2,790,700
                                                           ------------
PRINTING, PUBLISHING,
  BROADCASTING (1.4%)
McGraw Hill Cos., Inc. ................      63,896           3,446,390
Times Mirror Co., Class A .............      72,675           4,305,994
                                                           ------------
                                                              7,752,384
                                                           ------------
PROFESSIONAL SERVICES (1.6%)
Electronic Data Systems Corp. .........      69,025           3,904,227
Service Corp. International ...........     285,735           5,500,399
                                                           ------------
                                                              9,404,626
                                                           ------------
  TOTAL BUSINESS SERVICES .............                      19,947,710
                                                           ------------
CAPITAL GOODS (6.2%)
AEROSPACE (3.0%)
Allied Signal, Inc. ...................      40,980           2,581,740
Boeing Co. ............................     149,525           6,607,136
Northrop Grumman Corp. ................      48,100           3,189,631
Raytheon Co., Class A .................      69,820           4,808,853
                                                           ------------
                                                             17,187,360
                                                           ------------
BUILDING & CONSTRUCTION (0.5%)
Parker-Hannifin Corp. .................      62,820           2,874,015
                                                           ------------
ELECTRICAL EQUIPMENT (1.7%)
Cooper Industries, Inc. ...............      37,285           1,938,820
Emerson Electric Co. ..................      63,495           3,992,248
Rockwell International Corp. ..........      59,935           3,641,051
                                                           ------------
                                                              9,572,119
                                                           ------------
MACHINERY (1.0%)
Caterpillar, Inc. .....................      41,440           2,486,400
Deere & Co. ...........................      90,255           3,576,354
                                                           ------------
                                                              6,062,754
                                                           ------------
  TOTAL CAPITAL GOODS .................                      35,696,248
                                                           ------------
CONSUMER CYCLICALS (12.9%)
AIRLINES (1.9%)
Delta Airlines, Inc. ..................      96,320           5,550,440
Southwest Airlines Co. ................     172,915           5,381,979
                                                           ------------
                                                             10,932,419
                                                           ------------
AUTO RELATED (1.4%)
Delphi Automotive Systems
  Corp. ...............................      62,785           1,165,447
Lear Corp.* ...........................      37,480           1,864,630
TRW, Inc. .............................      89,905           4,933,537
                                                           ------------
                                                              7,963,614
                                                           ------------



--------------------------------------------------------------------------------
                                              NUMBER        VALUE
                                             OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
AUTOS & TRUCKS (2.1%)
Ford Motor Co. ........................     106,885        $  6,032,322
General Motors Corp. ..................      89,835           5,929,110
                                                           ------------
                                                             11,961,432
                                                           ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.7%)
Whirlpool Corp. .......................      58,185           4,305,690
                                                           ------------
LEISURE RELATED (1.9%)
Disney (Walt) Co. .....................     104,335           3,214,822
Hasbro, Inc. ..........................     124,140           3,468,161
Mattel, Inc. ..........................     155,220           4,103,629
                                                           ------------
                                                             10,786,612
                                                           ------------
PHOTO & OPTICAL (1.1%)
Bausch & Lomb, Inc. ...................      30,335           2,320,628
Eastman Kodak Co. .....................      58,523           3,964,933
                                                           ------------
                                                              6,285,561
                                                           ------------
RETAIL--GENERAL (3.8%)
Federated Department Stores,
  Inc.* ...............................     102,125           5,406,242
K-Mart Corp.* .........................     233,040           3,830,595
Rite Aid Corp. ........................     216,915           5,341,532
Saks, Inc.* ...........................     116,030           3,350,366
Sears Roebuck & Co. ...................      87,905           3,917,267
                                                           ------------
                                                             21,846,002
                                                           ------------
  TOTAL CONSUMER CYCLICALS ............                      74,081,330
                                                           ------------
CONSUMER NON-CYCLICALS (15.2%)
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc. .............      22,520           1,597,513
Pepsi Bottling Group, Inc. ............     188,745           4,352,932
Seagram Co., Ltd. .....................      69,345           3,493,254
                                                           ------------
                                                              9,443,699
                                                           ------------
CONTAINERS (1.9%)
Owens-Illinois, Inc.* .................     197,985           6,471,635
Smurfit-Stone Container Corp.* ........     206,810           4,252,530
                                                           ------------
                                                             10,724,165
                                                           ------------
DRUGS (5.5%)
American Home Products Corp. ..........     132,825           7,637,437
Bergen Brunswig Corp., Class A .            102,350           1,765,538
Bristol-Myers Squibb Co. ..............     100,520           7,080,377
Merck & Co., Inc. .....................     103,075           7,627,550
Pharmacia & Upjohn, Inc. ..............     129,394           7,351,197
                                                           ------------
                                                             31,462,099
                                                           ------------
FOODS (2.7%)
General Mills, Inc. ...................      46,055           3,701,671
H.J. Heinz Co. ........................      40,735           2,041,842
Kellogg Co. ...........................      67,330           2,221,890
Quaker Oats Co. .......................      58,795           3,902,518
Sara Lee Corp. ........................     160,522           3,641,843
                                                           ------------
                                                             15,509,764
                                                           ------------
HOSPITAL SUPPLIES & SERVICES (1.8%)
Baxter International, Inc. ............      80,129           4,857,821
Mallinckrodt, Inc. ....................      65,995           2,400,568
Tenet Healthcare Corp.* ...............     158,925           2,950,045
                                                           ------------
                                                             10,208,434
                                                           ------------
SOAPS & TOILETRIES (0.8%)
Kimberly Clark Corp. ..................      76,760           4,375,320
                                                           ------------
TOBACCO (0.9%)
Philip Morris Cos., Inc. ..............     133,665           5,371,662
                                                           ------------
  TOTAL CONSUMER NON-CYCLICALS                               87,095,143
                                                           ------------
CREDIT SENSITIVE (31.5%)
BANKS (11.6%)
BankAmerica Corp. .....................     143,677          10,533,320

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER        VALUE
                                             OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
Bank One Corp. ........................      180,299      $ 10,739,059
BankBoston Corp. ......................       80,180         4,099,203
Charter One Financial, Inc. ...........      208,555         5,800,436
Chase Manhattan Corp. .................       43,195         3,741,767
Fleet Financial Group, Inc. ...........       84,890         3,766,994
J.P. Morgan & Co. .....................       47,223         6,634,831
National City Corp. ...................       53,535         3,506,543
PNC Bank Corp. ........................       94,126         5,424,011
U.S. Bancorp ..........................      156,225         5,311,650
Washington Mutual, Inc. ...............      133,870         4,735,651
Wells Fargo Co. .......................       52,075         2,226,206
                                                          ------------
                                                            66,519,671
                                                          ------------
FINANCIAL SERVICES (3.3%)
Citigroup, Inc. .......................      162,532         7,720,270
Lehman Brothers Holdings, Inc. ........      112,460         7,000,635
Merrill Lynch & Co. ...................       50,335         4,023,654
                                                          ------------
                                                            18,744,559
                                                          ------------
INSURANCE (4.6%)
Allstate Corp. ........................      118,070         4,235,761
American General Corp. ................       95,029         7,162,811
Chubb Corp. ...........................       52,280         3,633,460
CIGNA Corp. ...........................       68,343         6,082,527
St. Paul Companies, Inc. ..............      133,165         4,236,312
Travelers Property & Casualty,
  Inc., Class A .......................       36,720         1,436,670
                                                          ------------
                                                            26,787,541
                                                          ------------
MORTGAGE RELATED (0.8%)
Fannie Mae ............................       65,775         4,497,366
                                                          ------------
UTILITY--ELECTRIC (3.8%)
Consolidated Edison, Inc. .............       86,290         3,904,622
Dominion Resources, Inc. ..............       81,660         3,536,899
Duke Energy Corp. .....................       63,230         3,438,131
Edison International ..................      131,620         3,520,835
Entergy Corp. .........................      137,605         4,300,156
Texas Utilities Co. ...................       83,175         3,430,969
                                                          ------------
                                                            22,131,612
                                                          ------------
UTILITY--TELEPHONE (7.4%)
Ameritech Corp. .......................       43,975         3,232,163
AT&T Corp. ............................      158,037         8,820,440
Bell Atlantic Corp. ...................       91,255         5,965,796
GTE Corp. .............................      102,170         7,739,377
SBC Communications, Inc. ..............      141,400         8,201,200
Sprint Corp. (Fon Group) ..............       79,114         4,178,208
U.S. WEST, Inc. .......................       71,346         4,191,577
                                                          ------------
                                                            42,328,761
                                                          ------------
  TOTAL CREDIT SENSITIVE ..............                    181,009,510
                                                          ------------
DIVERSIFIED (0.8%)
MISCELLANEOUS (0.8%)
Minnesota Mining &
  Manufacturing Co. ...................       50,760         4,412,947
                                                          ------------
ENERGY (11.3%)
COAL & GAS PIPELINES (1.3%)
Sonat, Inc. ...........................      101,245         3,353,740
Williams Cos., Inc. ...................      102,910         4,380,107
                                                          ------------
                                                             7,733,847
                                                          ------------
OIL--DOMESTIC (3.6%)
Atlantic Richfield Co. ................       61,827         5,166,418
Chevron Corp. .........................       53,385         5,081,585


--------------------------------------------------------------------------------
                                              NUMBER        VALUE
                                             OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
Occidental Petroleum Corp. ............      219,905      $  4,645,493
Tosco Corp. ...........................      100,020         2,594,269
Unocal Corp. ..........................       82,880         3,284,120
                                                          ------------
                                                            20,771,885
                                                          ------------
OIL--INTERNATIONAL (4.7%)
Conoco, Inc., Class A .................      152,390         4,247,871
Exxon Corp. ...........................      101,786         7,850,245
Mobil Corp. ...........................       58,164         5,758,236
Phillips Petroleum Co. ................       67,745         3,408,421
Royal Dutch Petroleum Co.
  (N.Y. Shares) .......................       96,980         5,843,045
                                                          ------------
                                                            27,107,818
                                                          ------------
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Halliburton Co. .......................      131,090         5,931,823
                                                          ------------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp. ...............................      122,623         3,801,313
                                                          ------------
  TOTAL ENERGY ........................                     65,346,686
                                                          ------------
TECHNOLOGY (6.9%)
COMPUTER HARDWARE (0.4%)
Hewlett Packard Co. ...................       25,400         2,552,700
                                                          ------------
ELECTRONICS (0.4%)
Seagate Technology, Inc.* .............       94,760         2,428,225
                                                          ------------
OFFICE EQUIPMENT (2.5%)
International Business Machines
  Corp. ...............................       63,585         8,218,361
Xerox Corp. ...........................      105,184         6,212,430
                                                          ------------
                                                            14,430,791
                                                          ------------
OFFICE EQUIPMENT SERVICES (1.0%)
NCR Corp. .............................      117,455         5,733,272
                                                          ------------
TELECOMMUNICATIONS (2.6%)
Alltel Corp. ..........................       57,915         4,140,923
Motorola, Inc. ........................       66,270         6,279,083
Nortel Networks Corp. .................       49,545         4,301,125
                                                          ------------
                                                            14,721,131
                                                          ------------
  TOTAL TECHNOLOGY ....................                     39,866,119
                                                          ------------
TOTAL COMMON STOCKS  (94.9%)
  (Cost $491,567,472) .................                    545,385,025
                                                          ------------
                                          PRINCIPAL
                                           AMOUNT
                                           ------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (4.6%)
Chase Securities, Inc. 4.70%,
  dated 6/30/99, due 7/1/99, to be
  repurchased at $26,541,465
  collateralized by $18,880,000 of
  U.S. Treasury Bonds, 12.00%
  due 8/15/13, valued at
  $27,132,715 (Cost $26,538,000).......  $26,538,000        26,538,000
                                                          ------------
TOTAL INVESTMENTS (99.5%)
  (Cost $518,105,472) .................                    571,923,025
OTHER ASSETS
  LESS LIABILITIES (0.5%) .............                      3,017,319
                                                          ------------
NET ASSETS (100%) .....................                   $574,940,344
                                                          ============

----------
* Non-income producing

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $298,428,604

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     233,229,537


As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $  66,183,602
Aggregate gross unrealized depreciation ................      (12,366,049)
                                                            -------------
Net unrealized appreciation ............................    $  53,817,553
                                                            =============
Federal income tax cost of investments .................    $ 518,105,472
                                                            =============


At June 30, 1999 the Portfolio had loaned securities with a total value of $77,570,422, which was secured by collateral of $79,141,528.









































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (2.4%)
Cable & Wireless Optus Ltd. ...........      84,300        $    191,221
Coles Meyer Ltd. ......................     178,229           1,033,038
News Corp., Ltd. (ADR) ................      92,567           3,268,772
                                                           ------------
  TOTAL AUSTRALIA .....................                       4,493,031
                                                           ------------
LATIN AMERICA (4.6%)
BRAZIL (1.9%)
CEMIG (ADR) ...........................      37,800             788,856
CIA Energetica De Minas Gerais
   (ADR) ..............................       1,300              27,130
Telecentro Sul (ADR) ..................      16,813             933,122
Telesp Celular Participacoes
  (ADR) ...............................      41,140           1,100,495
Telesp Participacoes S.A. (ADR)              31,470             719,876
                                                           ------------
                                                              3,569,479
                                                           ------------
MEXICO (2.7%)
Carso Global Telecom * ................      87,200             552,461
Coca Cola Femsa S.A. (ADR)* ...........      20,801             403,019
Grupo Televisa S.A. (GDR)* ............      28,292           1,267,835
Telmex, Class L (ADR) .................      22,881           1,849,071
Valores Industriales S.A. .............     232,668             930,870
                                                           ------------
                                                              5,003,256
                                                           ------------
  TOTAL LATIN AMERICA .................                       8,572,735
                                                           ------------
CANADA  (4.1%)
Abitibi-Consolidated, Inc. ............      39,957             458,092
Bank of Nova Scotia ...................      41,368             898,023
BCE Mobile Communications,
  Inc.* ...............................      27,200             830,337
BCE, Inc. .............................      69,922           3,403,367
Bombardier, Inc., Class B .............      36,107             551,121
National Bank of Canada ...............         304               3,980
Northern Telecom Ltd. .................           2                 171
Toronto Dominion Bank* ................      35,800           1,621,091
                                                           ------------
  TOTAL CANADA ........................                       7,766,182
                                                           ------------
JAPAN (18.9%)
Advantest Corp. .......................      11,000           1,210,391
Benesse Corp. .........................       6,500             707,165
Canon, Inc. ...........................       8,000             230,330
Chubu Electric Power Co., Inc. ........      32,300             538,467
DDI Corp. .............................         352           2,192,901
Eisai Co., Ltd. .......................      30,000             591,958
Fujitsu Ltd. ..........................     199,600           4,021,064
Honda Motor Co., Ltd. .................      22,000             933,730
Mabuchi Motor Co., Ltd. ...............       8,600             800,447
Matsushita Electric Industries
  Co. .................................     135,000           2,624,721
Mitsumi Electric Co., Ltd. ............         300               8,389
Murata Manufacturing Co., Ltd. ........      11,000             724,415
Nikko Securities Co., Ltd. ............     581,000           3,754,125
Nippon Telegraph & Telephone
  Corp. ...............................         267           3,114,669
Nippon Television Network
  Corp. ...............................       2,610           1,079,672
Promise Co., Ltd. .....................      26,800           1,585,340
Rohm Co. ..............................       5,000             783,900
Shin-Etsu Chemical Co. ................       6,000             201,042
Shiseido Co., Ltd. ....................     123,000           1,845,967
Sony Corp. ............................      21,600           2,332,092


--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Takefuji Corp. ........................       5,000        $    517,498
TDK Corp. .............................       6,000             549,516
Tokyo Electric Power ..................      50,300           1,063,262
Toshiba Corp. .........................     220,000           1,570,779
Yamanouchi Pharmaceutical Co.,
  Ltd. ................................      67,000           2,566,476
                                                           ------------
  TOTAL JAPAN .........................                      35,548,316
                                                           ------------
OTHER EUROPEAN COUNTRIES (35.0%)
FRANCE (10.5%)
Aerospatiale Matra* ...................      13,690             315,930
Aerospatiale Matra+ Section  ..........       1,400              32,308
Banque Nationale de Paris .............      15,287           1,275,390
Bouygues S.A. .........................       7,069           1,870,751
Elf Aquitaine S.A. ....................      26,411           3,880,602
France Telecom S.A. ...................      11,114             840,596
Groupe Danone .........................       3,397             876,890
Havas Advertising .....................         170              36,669
Lafarge S.A. ..........................      15,463           1,472,089
Publicis S.A.* ........................       2,150             455,094
Sanofi-Synthelabo S.A* ................      33,640           1,429,339
Societe Generale Paris ................       6,862           1,210,883
STMicroelectronics N.V.
  (N.Y. Shares) .......................      38,376           2,662,335
Television Francaise ..................       8,138           1,899,046
Vivendi ...............................      17,756           1,440,126
                                                           ------------
                                                             19,698,048
                                                           ------------
GERMANY (7.3%)
Bayerische Motoren Werek AG............       1,364             949,256
Daimler/Chrysler AG ...................      30,932           2,705,209
Hoechst AG ............................      83,242           3,756,067
Mannesmann AG .........................      31,107           4,657,313
Volkswagen AG .........................      26,197           1,692,494
                                                           ------------
                                                             13,760,339
                                                           ------------
GREECE (0.3%)
Hellenic Telecommunications
  (ADR) ...............................       6,400              70,800
Hellenic Telecommunications
  Organization S.A. ...................      24,951             535,497
                                                           ------------
                                                                606,297
                                                           ------------
IRELAND (1.6%)
Allied Irish Banks plc ................      41,718             549,216
Bank of Ireland .......................      25,811             434,404
CRH plc ...............................     120,249           2,135,597
                                                           ------------
                                                              3,119,217
                                                           ------------
ITALY (2.0%)
ENI S.p.A. (Registered) ...............     575,417           3,440,096
Mediaset S.p.A. .......................      16,600             147,749
Monte Dei Paschi Di Siena*+ Section  ..      62,100             275,721
                                                           ------------
                                                              3,863,566
                                                           ------------
NETHERLANDS (6.0%)
ABN-Amro Holdings N.V. ................      68,275           1,480,438
Akzo Nobel ............................      64,821           2,730,771
Gucci Group N.V.* .....................      18,064           1,264,480
ING Groep N.V. ........................      61,990           3,360,395
Koninklijke Ahold N.V. ................      10,736             370,253
Laurus N.V. ...........................      25,307             587,939
Libertel N.V.*+ Section  ..............      27,000             529,696
TNT Post Group N.V. ...................      14,843             354,799

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Vedior N.V. ..........................        19,113      $    325,628
Vendex N.V. ..........................        11,490           307,276
                                                          ------------
                                                            11,311,675
                                                          ------------
PORTUGAL (0.7%)
Portugal Telecom S.A. ................        34,952         1,423,733
                                                          ------------
SPAIN (1.0%)
Telefonica de Espana S.A.* ...........        38,286         1,846,542
                                                          ------------
SWITZERLAND (5.6%)
Cie Financiere Richemont,
  Class A ............................         1,538         2,963,601
Julius Baer Holding AG
  (Bearer) ...........................           602         1,718,670
Novartis AG (Registered) .............           677           990,391
Publicitas Holding S.A. ..............         2,195         1,202,391
Swisscom AG (Registered) .............         6,270         2,363,827
UBS AG (Registered) ..................         4,240         1,267,874
                                                          ------------
                                                            10,506,754
                                                          ------------
  TOTAL OTHER EUROPEAN COUNTRIES                            66,136,171
                                                          ------------
SCANDINAVIA  (6.6%)
FINLAND (1.6%)
Huhtamaki OYJ ........................         3,573           130,232
Nokia OYJ ............................        30,153         2,646,420
Sampo Insurance Co., plc,
  Class A ............................         6,800           197,299
                                                          ------------
                                                             2,973,951
                                                          ------------
SWEDEN (5.0%)
Ericsson LM, Class B .................      110,007          3,539,604
Investor Class B .....................       78,222            877,446
Pharmacia & Upjohn, Inc. .............       65,571          3,638,962
Sandvik AB, Class A ..................        9,060            198,445
Sandvik AB, Class B ..................        7,400            164,270
Svenska Hadelsbanken, Class A ........       86,973          1,047,496
                                                          ------------
                                                             9,466,223
                                                          ------------
  TOTAL SCANDINAVIA ..................                      12,440,174
                                                          ------------
SOUTHEAST ASIA (4.8%)
HONG KONG (2.6%)
China Telecom Ltd. ...................    1,106,000          3,072,103
First Pacific Co. ....................      844,000            717,992
Henderson Land Development
  Co., Ltd. ..........................      100,000            574,869
Hutchison Whampoa Ltd. ...............       52,000            470,851
                                                          ------------
                                                             4,835,815
                                                          ------------
KOREA (1.5%)
Korea Electric Power .................       28,396          1,179,998
Korea Telecom SP (ADR)* ..............       22,300            892,000
Samsung Electronics Co. ..............        3,992            437,999
Shinahan Bank Spons (GDR)* ...........       16,000            356,800
                                                          ------------
                                                             2,866,797
                                                          ------------
SINGAPORE (0.7%)
Development Bank of Singapore
  (Foreign) ..........................       15,000            183,276
Overseas-Chinese Banking Corp.
  (Foreign) ..........................       84,900            708,186


--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
United Overseas Bank (Foreign)........       69,000       $    482,333
                                                          ------------
                                                             1,373,795
                                                          ------------
  TOTAL SOUTHEAST ASIA ...............                       9,076,407
                                                          ------------
UNITED KINGDOM (16.0%)
Allied Zurich plc ....................       43,850            551,644
Anglian Water plc ....................       63,021            697,383
Bass plc .............................       33,638            488,442
British Airways plc ..................      160,727          1,109,874
British Telecom plc ..................      245,965          4,124,443
Cable & Wireless plc .................      145,503          1,855,712
Diageo plc ...........................      232,103          2,425,633
EMI Group plc ........................      229,032          1,838,962
Granada Group plc ....................       124543          2,312,355
Hanson plc ...........................        9,900             88,001
National Westminster Bank ............       90,778          1,926,023
Orange plc ...........................       60,400            886,092
Penninsular & Oriental Steam
  Navigation Co. .....................       58,033            871,964
Scottish Power plc ...................      138,500          1,197,262
Securicor plc ........................      140,399          1,232,503
Shell Transport & Trading Co.,
  plc ................................      294,527          2,210,358
Siebe plc ............................      115,100            545,151
SmithKline Beecham plc ...............       55,787            725,575
Smiths Industries plc ................       78,397          1,036,340
Tesco plc ............................      867,800          2,234,763
WPP Group plc ........................      210,214          1,779,058
                                                          ------------
  TOTAL UNITED KINGDOM ...............                      30,137,538
                                                          ------------
TOTAL COMMON STOCKS: (92.4%)
  (Cost $151,036,123) ................                     174,170,554
                                                          ------------
PREFERRED STOCKS:
BRAZIL (0.3%)
Telecom de Sao Paulo S.A. ............          645                 76
Telesp S.A. ..........................   27,900,000            638,570
                                                          ------------
                                                               638,646
                                                          ------------
GERMANY (0.1%)
Volkswagen AG ........................        3,986            149,812
                                                          ------------
KOREA (0.3%)
SK Telecom ...........................          360            530,140
                                                          ------------
SINGAPORE (0.2%)
Development Bank of Singapore                30,000            320,100
                                                          ------------
TOTAL PREFERRED STOCKS (0.9%)
  (Cost $1,340,487)...................                       1,638,698
                                                          ------------
CONVERTIBLE PREFERRED
  STOCKS:
SINGAPORE (0.4%)
DBS Land Limited .....................       14,000            146,796
Oversea-Chinese Banking Corp.,
  Ltd. ...............................       47,000            365,270
Oversea-Chinese Banking Corp.,
  Ltd. ...............................       36,000            274,320
                                                          ------------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (0.4%) (Cost $509,399).......                         786,386
                                                          ------------

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
RIGHTS:
BRAZIL (0.0%)
Telecom de Sao Paulo S.A.* ............           98      $         --
                                                          ------------
FRANCE (0.0%)
Bouyges* ..............................        7,069            18,832
                                                          ------------
  TOTAL RIGHTS (0.0%)
     (Cost $14,321) ...................                         18,832
                                                          ------------
WARRANTS (1.0%)
KOREA (0.4%)
Pohang Iron Lehman, expiring
  4/17/2000* ..........................        5,900           698,324
                                                          ------------
SINGAPORE (0.6%)
Singapore Air, expiring
  5/11/2000* ..........................      137,000         1,192,996
                                                          ------------
TOTAL WARRANTS (1.0%)
  (Cost $1,263,853)....................                      1,891,320
                                                          ------------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
SHORT-TERM DEBT
  SECURITIES:
REPURCHASE AGREEMENTS (2.9%)
Chase Securities, Inc. 4.70%,
  dated 6/30/99, due 7/1/99, to be
  repurchased at $5,424,708,
  collateralized by $5,120,000 of
  U.S. Treasury Notes, 7.00%,
  due 7/15/06, valued at
  $5,545,339 (Cost $5,424,000).........   $5,424,000         5,424,000
                                                          ------------
TOTAL INVESTMENTS (97.6%)
  (Cost $159,588,183)..................                    183,929,790
OTHER ASSETS
  LESS LIABILITIES (2.4%) .............                      4,433,723
                                                          ------------
NET ASSETS (100%) .....................                   $188,363,513
                                                          ============


--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Common Stocks,
Preferred Stocks, Rights and Warrants


Basic Materials .................                4.4%
Business Services ...............                7.8
Capital Goods ...................                6.7
Consumer Cyclicals ..............               10.1
Consumer Non-Cyclicals ..........               13.0
Credit Sensitive ................               24.0
Diversified .....................                3.3
Energy ..........................                5.5
Technology
  Computer Hardware .............       2.3
  Computer Software .............       0.3
  Electronics ...................       5.4
  Telecommunications ............      17.2
                                       ----
Total Technology ................               25.2
                                               -----
                                               100.0%
                                               =====


---------------------
*     Non-income producing
+ Securities except from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999 these securities amounted to $837,725 or 0.44% of net assets
      (Section) Iliquid security: is not actively traded
      Glossary:
      ADR--American Depositary Receipt
      GDR--Global Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had outstanding foreign currency contracts to buy / sell foreign currencies as follows: (Note 1)


                                                         LOCAL
                                                       CONTRACT       COST ON          U.S.$         UNREALIZED
                                                        AMOUNT      ORIGINATION       CURRENT       APPRECIATION
                                                        (000'S)         DATE           VALUE       (DEPRECIATION)
                                                      ----------   -------------   ------------   ---------------
FOREIGN CURRENCY BUY CONTRACT
Australian Dollar, expiring 7/1/99-7/2/99 .........         80      $   52,696      $   52,815      $     120
European Union, expiring 7/6/99 -7/30/99 ..........        451         467,054         466,409           (645)
Japanese Yen, expiring 7/2/99 .....................    106,209         878,176         878,708            530
British Pound, expiring 7/2/99-7/14/99 ............      3,247       5,286,028       5,121,276       (164,751)
FOREIGN CURRENCY SELL CONTRACT
British Pound, expiring 7/14/99 ...................      2,740       4,461,865       4,322,653        139,212
European Union, expiring 7/2/99 ...................         13          12,969          12,972             (3)
Greek Drachma expiring 7/1/99 .....................        683           2,180           2,170              9
Swiss Franc, expiring 7/2/99 ......................        375         241,419         241,365             54
                                                                                                    -----------
                                                                                                    $ (25,474)
                                                                                                    ===========

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $108,276,596
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      80,262,436


As of June 30, 1999 the the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 27,984,466
Aggregate gross unrealized depreciation ................      (3,642,859)
                                                            ------------
Net unrealized appreciation ............................    $ 24,341,607
                                                            ------------
Federal income tax cost of investments .................    $159,588,183
                                                            ============


At June 30, 1999 the Portfolio had loaned securities with a total value of $14,863,526, which was secured by collateral of $15,110,605.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $1,651,370, which expires in the year 2006.




















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (1.8%)
CHEMICALS (1.4%)
E.I. Du Pont de Nemours & Co.                25,700       $  1,755,631
Praxair, Inc. ........................       45,500          2,226,656
                                                          ------------
                                                             3,982,287
                                                          ------------
CONTAINERS (0.4%)
Sealed Air Corp.* ....................       17,100          1,109,362
                                                          ------------
  TOTAL BASIC MATERIALS ..............                       5,091,649
                                                          ------------
BUSINESS SERVICES (9.3%)
PRINTING, PUBLISHING, BROADCASTING (7.3%)
AT&T Corp.--Liberty Media
  Group, Class A* ....................     126,500           4,648,875
Clear Channel Communications,
  Inc.* ..............................      15,800           1,089,213
Comcast Corp., Class A ...............      36,600           1,406,812
Interpublic Group, Inc. ..............      43,900           3,802,838
MediaOne Group, Inc.* ................      44,800           3,332,000
Time Warner, Inc. ....................      82,600           6,071,100
                                                          ------------
                                                            20,350,838
                                                          ------------
PROFESSIONAL SERVICES (0.9%)
Pitney Bowes, Inc. ...................      38,300           2,460,775
                                                          ------------
TRUCKING, SHIPPING (1.1%)
FDX Corp.* ...........................      37,600           2,039,800
Union Pacific Corp. ..................      21,700           1,265,381
                                                          ------------
                                                             3,305,181
                                                          ------------
  TOTAL BUSINESS SERVICES ............                      26,116,794
                                                          ------------
CAPITAL GOODS (6.5%)
AEROSPACE (2.5%)
Allied Signal, Inc. ..................      26,700           1,682,100
United Technologies Corp. ............      75,000           5,376,562
                                                          ------------
                                                             7,058,662
                                                          ------------
ELECTRICAL EQUIPMENT (4.0%)
General Electric Co. .................      87,200           9,853,600
Honeywell, Inc. ......................      11,000           1,274,625
                                                          ------------
                                                            11,128,225
                                                          ------------
  TOTAL CAPITAL GOODS ................                      18,186,887
                                                          ------------
CONSUMER CYCLICALS (12.1%)
APPAREL & TEXTILES (1.0%)
GAP, Inc. ............................      42,300           2,130,862
Nike, Inc., Class B ..................      11,300             715,431
                                                          ------------
                                                             2,846,293
                                                          ------------
LEISURE RELATED (2.3%)
Carnival Corp., Class A ..............      46,800           2,269,800
Viacom, Inc., Class B* ...............      96,200           4,232,800
                                                          ------------
                                                             6,502,600
                                                          ------------
PHOTO & OPTICAL (0.5%)
Bausch & Lomb, Inc. ..................      17,500           1,338,750
                                                          ------------
RETAIL--GENERAL (8.3%)
Amazon.Com, Inc.* ....................       9,200           1,151,150
Best Buy Co., Inc.* ..................      27,200           1,836,000
Costco Co., Inc.* ....................      51,800           4,147,238
Dayton Hudson Corp. ..................      25,100           1,631,500
Home Depot, Inc. .....................      72,400           4,665,275
TJX Cos., Inc. .......................      93,300           3,108,056


--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc. ................     137,300        $  6,624,725
                                                          ------------
                                                            23,163,944
                                                          ------------
  TOTAL CONSUMER CYCLICALS ...........                      33,851,587
                                                          ------------
CONSUMER NON-CYCLICALS (15.0%)
DRUGS (6.8%)
American Home Products Corp. .........      52,000           2,990,000
Allergan, Inc. .......................       8,800             976,800
Biogen, Inc.* ........................      30,200           1,942,237
Immunex Corp.* .......................       4,300             547,981
Pharmacia & Upjohn, Inc. .............      51,000           2,897,438
Schering-Plough Corp. ................     105,500           5,591,500
Warner Lambert Co. ...................      58,200           4,037,625
                                                          ------------
                                                            18,983,581
                                                          ------------
HOSPITAL SERVICES (1.7%)
Amgen, Inc.* .........................      27,500           1,674,062
Johnson & Johnson ....................      33,000           3,234,000
                                                          ------------
                                                             4,908,062
                                                          ------------
RETAIL--FOOD AND DRUG STORES (3.3%)
CVS Corp. ............................      77,200           3,946,850
Safeway, Inc.* .......................      49,600           2,455,200
Walgreen Co. .........................     103,000           3,025,625
                                                          ------------
                                                             9,427,675
                                                          ------------
SOAPS & TOILETRIES (3.2%)
Clorox Co. ...........................      14,800           1,580,825
Colgate Palmolive Co. ................      26,800           2,646,500
Kimberly Clark Corp. .................      28,800           1,641,600
Estee Lauder Cos., Class A ...........      63,900           3,202,988
                                                          ------------
                                                             9,071,913
                                                          ------------
  TOTAL CONSUMER NON-CYCLICALS .                            42,391,231
                                                          ------------
CREDIT SENSITIVE (20.4%)
BANKS (4.6%)
BankAmerica ..........................      28,700           2,104,069
Comerica, Inc. .......................      21,800           1,295,738
Fifth Third Bancorp ..................      31,300           2,083,406
First Security Corp. .................      29,700             809,325
Firstar Corp. ........................     124,400           3,483,200
Northern Trust Corp. .................       8,200             795,400
Wells Fargo Co. ......................      48,000           2,052,000
Zions Bancorporation .................       4,400             279,400
                                                          ------------
                                                            12,902,538
                                                          ------------
FINANCIAL SERVICES (6.1%)
American Express Co. .................      30,300           3,942,787
Capital One Financial Corp. ..........      26,000           1,447,875
Citigroup, Inc. ......................     115,800           5,500,500
Charles Schwab Corp. .................      21,600           2,373,300
Morgan Stanley Dean Witter
  Discover & Co. .....................      18,000           1,845,000
Providian Financial Corp. ............      22,450           2,099,075
                                                          ------------
                                                            17,208,537
                                                          ------------
INSURANCE (3.3%)
Aflac, Inc. ..........................      26,000           1,244,750
American General Corp. ...............      22,600           1,703,475
American International Group,
  Inc. ...............................      48,200           5,642,413
Lincoln National Corp. ...............      12,800             669,600
                                                          ------------
                                                             9,260,238
                                                          ------------

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
UTILITY--GAS (1.3%)
Enron Corp. ...........................       42,900       $  3,507,075
                                                           ------------
UTILITY--TELEPHONE (5.1%)
Bellsouth Corp. .......................       56,700          2,657,813
SBC Communications, Inc. ..............      102,900          5,968,200
Sprint Corp. (Fon Group) ..............      108,400          5,724,875
                                                           ------------
                                                             14,350,888
                                                           ------------
  TOTAL CREDIT SENSITIVE ..............                      57,229,276
                                                           ------------
DIVERSIFIED (3.6%)
MISCELLANEOUS (3.6%)
Tyco International Ltd. ...............      107,300         10,166,675
                                                           ------------
ENERGY (2.0%)
OIL--INTERNATIONAL (2.0%)
Conoco, Inc., Class A .................       39,100          1,089,913
Exxon Corp. ...........................       57,900          4,465,538
                                                           ------------
  TOTAL ENERGY ........................                       5,555,451
                                                           ------------
TECHNOLOGY (26.2%)
COMPUTER HARDWARE (2.1%)
Hewlett Packard Co. ...................       27,200          2,733,600
Sun Microsystems, Inc.* ...............       48,000          3,306,000
                                                           ------------
                                                              6,039,600
                                                           ------------
COMPUTER SOFTWARE (4.7%)
America On-Line, Inc.* ................       17,900          1,977,950
Microsoft Corp.* ......................      124,600         11,237,363
                                                           ------------
                                                             13,215,313
                                                           ------------
ELECTRONICS (1.4%)
Solectron Corp.* ......................       36,000          2,400,750
Texas Instruments, Inc. ...............       10,000          1,450,000
                                                           ------------
                                                              3,850,750
                                                           ------------
OFFICE EQUIPMENT (6.4%)
Apple Computer, Inc.* .................       26,500          1,227,281
Cisco Systems, Inc.* ..................       78,800          5,082,600
Comverse Technology, Inc.* ............       18,700          1,411,850
EMC Corp.* ............................       29,500          1,622,500
Unisys Corp.* .........................       43,900          1,709,356
International Business Machines
  Corp. ...............................       46,700          6,035,975
Lexmark International Group,
  Inc.* ...............................       11,900            786,144
                                                           ------------
                                                             17,875,706
                                                           ------------
TELECOMMUNICATIONS (11.6%)
Alltel Corp. ..........................       17,800          1,272,700
CMG Information Services, Inc.*                8,900          1,015,156
Lucent Technologies, Inc. .............      112,600          7,593,463
MCI WorldCom, Inc.* ...................       61,900          5,338,875
Motorola, Inc. ........................       60,400          5,722,900
Nokia OYJ (ADR) .......................       30,100          2,756,031
Qualcomm, Inc.* .......................       17,600          2,525,600
Sprint Corp. (PCS Group)* .............       23,400          1,336,725
Tellabs, Inc.* ........................       38,400          2,594,400
Vodafone Group plc (ADR) ..............       12,050          2,373,850
                                                           ------------
                                                             32,529,700
                                                           ------------
  TOTAL TECHNOLOGY ....................                      73,511,069
                                                           ------------
TOTAL COMMON STOCKS (96.9%)
  (Cost $222,895,693) .................                     272,100,619
                                                           ------------


--------------------------------------------------------------------------------
                                            PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENTS (2.9%)
Chase Securities, Inc. 4.70%,
  dated 6/30/99, due 7/1/99, to be
  repurchased at $8,068,053
  collateralized by $7,615,000 of
  U.S. Treasury Notes, 7.00%
  due 7/15/06, valued at
  $8,249,989 (Cost $8,067,000).........   $8,067,000       $  8,067,000
                                                           ------------
TOTAL INVESTMENTS (99.8%)
  (Cost $230,962,693) .................                     280,167,619
OTHER ASSETS
  LESS LIABILITIES (0.2%) .............                         443,367
                                                           ------------
NET ASSETS (100%) .....................                    $280,610,986
                                                           ============

---------------------
*  Non-income producing
   Glossary:
   ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/PUTNAM INVESTORS GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........   $176,602,657

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     96,241,932


As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ...............    $  51,069,451
Aggregate gross unrealized depreciation ...............       (1,864,525)
                                                           -------------
Net unrealized appreciation ...........................    $  49,204,926
                                                           =============
Federal income tax cost of investments ................    $ 230,962,693
                                                           =============


At June 30, 1999 the Portfolio had loaned securities with a total value of $8,571,847, which was secured by collateral of $8,438,869.


The value of the collateral was sufficient at the time loan agreements were entered into. As a result of an increase in the market value of the loaned securities on June 30, 1999, the Portfolio was furnished with additional collateral on the following business day.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $4,282,990 which expires in the year 2006.





































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (10.7%)
CHEMICALS (5.7%)
Dow Chemical Co. ......................      31,200        $  3,958,500
E.I. Du Pont de Nemours & Co.                46,100           3,149,206
Great Lakes Chemical Corp. ............      45,500           2,095,844
Hercules, Inc. ........................      71,600           2,814,775
Imperial Chemical Industries plc
  (ADR) ...............................      27,300           1,085,175
Nalco Chemical Co. ....................      41,100           2,132,063
Witco Corp. ...........................      61,900           1,238,000
                                                           ------------
                                                             16,473,563
                                                           ------------
CHEMICALS--SPECIALTY (0.6%)
Arch Chemicals, Inc. ..................      12,450             302,690
PPG Industries, Inc. ..................      25,100           1,482,469
                                                           ------------
                                                              1,785,159
                                                           ------------
METALS & MINING (1.9%)
Inco Ltd. .............................      56,500           1,017,000
Newmont Mining Corp. ..................      56,900           1,130,888
Phelps Dodge Corp. ....................      19,500           1,207,781
Reynolds Metals Co. ...................      34,200           2,017,800
                                                           ------------
                                                              5,373,469
                                                           ------------
PAPER (2.5%)
Consolidated Papers, Inc. .............      47,600           1,273,300
Fort James Corp. ......................      45,200           1,711,950
International Paper Co. ...............      84,222           4,253,197
                                                           ------------
                                                              7,238,447
                                                           ------------
  TOTAL BASIC MATERIALS ...............                      30,870,638
                                                           ------------
BUSINESS SERVICES (4.8%)
ENVIRONMENTAL CONTROL (1.8%)
Browning-Ferris Industries, Inc. ......      60,800           2,614,400
Pall Corp. ............................      85,900           1,905,906
Waste Management, Inc. ................      11,034             593,078
                                                           ------------
                                                              5,113,384
                                                           ------------
PRINTING, PUBLISHING,
  BROADCASTING (2.5%)
Donnelley (R.R.) & Sons Co. ...........      40,800           1,512,150
Dow Jones & Co., Inc. .................      32,400           1,719,225
Knight Ridder, Inc. ...................      44,000           2,417,250
Readers Digest Association, Inc.,
  Class A (Non-Voting) ................      41,400           1,645,650
                                                           ------------
                                                              7,294,275
                                                           ------------
TRUCKING, SHIPPING (0.5%)
Alexander & Baldwin, Inc. .............      21,100             469,475
GATX Corp. ............................      23,400             890,662
                                                           ------------
                                                              1,360,137
                                                           ------------
  TOTAL BUSINESS SERVICES .............                      13,767,796
                                                           ------------
CAPITAL GOODS (5.6%)
AEROSPACE (2.0%)
Allied Signal, Inc. ...................      37,200           2,343,600
Boeing Co. ............................      39,500           1,745,406
Lockheed Martin Corp. .................      45,400           1,691,150
                                                           ------------
                                                              5,780,156
                                                           ------------
BUILDING & CONSTRUCTION (0.7%)
Armstrong World Industries,
  Inc. ................................      36,900           2,133,281
                                                           ------------


--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
The Stanley Works .....................      37,300        $  1,200,594
                                                           ------------
ELECTRICAL EQUIPMENT (2.5%)
Cooper Industries, Inc.  ..............      31,400           1,632,800
General Electric Co. ..................      18,300           2,067,900
Honeywell, Inc. .......................      15,400           1,784,475
Hubbell, Inc., Class B ................      34,700           1,574,513
                                                           ------------
                                                              7,059,688
                                                           ------------
  TOTAL CAPITAL GOODS .................                      16,173,719
                                                           ------------
CONSUMER CYCLICALS (6.8%)
AUTO RELATED (1.2%)
Delphi Automotive Systems
  Corp. ...............................       1,732              32,150
Genuine Parts Co. .....................      64,100           2,243,500
TRW, Inc. .............................      24,200           1,327,975
                                                           ------------
                                                              3,603,625
                                                           ------------
AUTOS & TRUCKS (0.4%)
General Motors Corp. ..................      15,500           1,023,000
                                                           ------------
FOOD SERVICES, LODGING (1.2%)
Hilton Hotels Corp. ...................      58,600             831,387
Starwood Hotels & Resorts
  Worldwide, Inc. .....................      84,097           2,570,215
                                                           ------------
                                                              3,401,602
                                                           ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.8%)
Whirlpool Corp. .......................      29,900           2,212,600
                                                           ------------
LEISURE RELATED (0.2%)
Disney (Walt) Co. .....................      20,300             625,494
                                                           ------------
PHOTO & OPTICAL (1.0%)
Eastman Kodak Co. .....................      44,000           2,981,000
                                                           ------------
RETAIL--GENERAL (2.0%)
Fortune Brands, Inc. ..................      35,500           1,468,812
J.C. Penny Co.  .......................      34,200           1,660,838
May Department Stores Co. .............      33,550           1,371,356
Toys-R-Us, Inc.* ......................      63,000           1,303,313
                                                           ------------
                                                              5,804,319
                                                           ------------
  TOTAL CONSUMER CYCLICALS ............                      19,651,640
                                                           ------------
CONSUMER NON-CYCLICALS (16.8%)
BEVERAGES (2.0%)
Anheuser-Busch Cos., Inc. .............      42,200           2,993,562
Brown-Forman Corp., Class B ...........      31,600           2,059,925
PepsiCo, Inc. .........................      20,000             773,750
                                                           ------------
                                                              5,827,237
                                                           ------------
CONTAINERS (0.4%)
Tupperware Corp. ......................      38,700             986,850
                                                           ------------
DRUGS (4.0%)
Abbott Laboratories ...................      40,700           1,851,850
American Home Products Corp............      76,400           4,393,000
Merck & Co., Inc. .....................      16,300           1,206,200
Pharmacia & Upjohn, Inc. ..............      72,200           4,101,863
                                                           ------------
                                                             11,552,913
                                                           ------------
FOODS  (5.8%)
Campbell Soup Co. .....................      38,800           1,799,350
General Mills, Inc. ...................      50,800           4,083,050

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
H.J. Heinz Co. ........................     44,900         $  2,250,612
Hershey Foods Corp. ...................     28,400            1,686,250
Kellogg Co. ...........................     44,300            1,461,900
McCormick & Co., Inc.
  (Non-Voting) ........................     57,400            1,811,688
Nabisco Group Holdings ................     58,000            1,134,625
Quaker Oats Co. .......................     35,400            2,349,675
Unilever N.V. .........................      2,100              144,195
                                                           ------------
                                                             16,721,345
                                                           ------------
HOSPITAL SUPPLIES & SERVICES (0.3%)
Smith & Nephew plc ....................   296,700               903,303
                                                           ------------
SOAPS & TOILETRIES (2.2%)
International Flavors &
  Fragrances, Inc. ....................    66,400             2,946,500
Kimberly Clark Corp.  .................    61,200             3,488,400
                                                           ------------
                                                              6,434,900
                                                           ------------
TOBACCO (2.1%)
Philip Morris Cos., Inc. ..............    75,600             3,038,175
RJ Reynolds Tobacco Holdings*..........    19,333               608,990
UST, Inc. .............................    81,300             2,378,025
                                                           ------------
                                                              6,025,190
                                                           ------------
  TOTAL CONSUMER NON-CYCLICALS                               48,451,738
                                                           ------------
CREDIT SENSITIVE (29.9%)
BANKS (8.4%)
BankAmerica Corp.  ....................    25,100             1,840,144
Bank One Corp. ........................    44,450             2,647,553
BankBoston Corp.  .....................    29,700             1,518,413
Chase Manhattan Corp. .................    25,000             2,165,625
Fleet Financial Group, Inc. ...........    50,000             2,218,750
J.P. Morgan & Co. .....................    22,900             3,217,450
KeyCorp ...............................    23,200               745,300
Mellon Bank Corp. .....................   144,800             5,267,100
Mercantile Bankshares Corp. ...........    33,550             1,186,831
National City Corp. ...................    21,800             1,427,900
Wells Fargo Co.  ......................    46,800             2,000,700
                                                           ------------
                                                             24,235,766
                                                           ------------
FINANCIAL SERVICES (3.5%)
Citigroup, Inc. .......................    77,600             3,686,000
Dun & Bradstreet Corp. ................    40,300             1,428,131
Fannie Mae ............................    45,900             3,138,413
H&R Block, Inc. .......................    34,800             1,740,000
                                                           ------------
                                                              9,992,544
                                                           ------------
INSURANCE (5.1%)
American General Corp. ................    38,300             2,886,863
Chubb Corp. ...........................    25,900             1,800,050
Lincoln National Corp. ................    33,200             1,736,775
Safeco Corp. ..........................    53,700             2,369,512
St. Paul Companies, Inc. ..............    81,566             2,594,818
Transamerica Corp. ....................    27,100             2,032,500
XL Capital Ltd. Class A ...............    20,300             1,146,950
                                                           ------------
                                                             14,567,468
                                                           ------------
REAL ESTATE (1.2%)
Cresent Real Estate
  Equities Co. ........................    42,000               997,500
Rouse Co. .............................    28,300               718,112



--------------------------------------------------------------------------------
                                              NUMBER           VALUE
                                             OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Simon Property Group, Inc. ............    72,300          $  1,834,613
                                                           ------------
                                                              3,550,225
                                                           ------------
UTILITY--ELECTRIC (4.5%)
Constellation Energy Group ............    21,900               648,787
DQE, Inc. .............................    35,400             1,420,425
Duke Energy Corp. .....................    33,500             1,821,563
Entergy Corp. .........................    35,400             1,106,250
FirstEnergy Corp. .....................    58,270             1,806,370
Niagara Mohawk Holdings, Inc.*.........    33,200               533,275
Pacificorp ............................    63,100             1,159,463
Southern Co. ..........................    69,100             1,831,150
TECO Energy, Inc. .....................    33,500               762,125
Unicom Corp. ..........................    51,300             1,978,256
                                                           ------------
                                                             13,067,664
                                                           ------------
UTILITY--GAS (0.5%)
Reliant Energy, Inc. ..................    48,500             1,339,812
                                                           ------------
UTILITY--TELEPHONE (6.7%)
AT&T Corp. ............................    24,100             1,345,081
Bell Atlantic Corp. ...................    48,500             3,170,688
Bellsouth Corp. .......................    18,700               876,563
GTE Corp. .............................    57,100             4,325,325
SBC Communications, Inc. ..............   108,581             6,297,698
Telebras S.A. (ADR)* ..................    16,100                 1,006
Telebras S.A. (ADR) (Block) ...........    18,700             1,686,506
U.S. WEST, Inc. .......................    28,900             1,697,875
                                                           ------------
                                                             19,400,742
                                                           ------------
  TOTAL CREDIT SENSITIVE ..............                      86,154,221
                                                           ------------
DIVERSIFIED (1.3%)
MISCELLANEOUS (1.3%)
Minnesota Mining &
  Manufacturing Co. ...................    35,700             3,103,669
Olin Corp. ............................    35,500               468,156
Unilever N.V. .........................     4,000               269,907
                                                           ------------
                                                              3,841,732
                                                           ------------
ENERGY (15.7%)
OIL--DOMESTIC (5.5%)
Atlantic Richfield Co. ................    48,400             4,044,425
Chevron Corp. .........................    37,900             3,607,606
Exxon Corp. ...........................    59,600             4,596,650
Mobil Corp. ...........................    37,900             3,752,100
                                                           ------------
                                                             16,000,781
                                                           ------------
OIL--INTERNATIONAL (3.9%)
Amerada Hess Corp. ....................    45,000             2,677,500
Phillips Petroleum Co. ................    21,600             1,086,750
Royal Dutch Petroleum Co.
  (NY Shares) .........................    50,500             3,042,625
Texaco, Inc. ..........................    52,000             3,250,000
USX-Marathon Group, Inc. ..............    37,900             1,234,119
                                                           ------------
                                                             11,290,994
                                                           ------------
OIL--SUPPLIES &
  CONSTRUCTION (3.4%)
Baker Hughes, Inc. ....................    81,400             2,726,900
BP Amoco plc (ADR) ....................    45,024             4,885,104
Unocal Corp.  .........................    54,400             2,155,600
                                                           ------------
                                                              9,767,604
                                                           ------------

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER             VALUE
                                               OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
RAILROADS (2.9%)
Burlington Northern Santa Fe
  Corp. ....................................     47,000        $  1,457,000
Norfolk Southern Corp. .....................    101,700           3,063,712
Union Pacific Corp. ........................     64,700           3,772,819
                                                               ------------
                                                                  8,293,531
                                                               ------------
  TOTAL ENERGY .............................                     45,352,910
                                                               ------------
TECHNOLOGY (3.7%)
COMPUTER HARDWARE (1.3%)
Compaq Computer Corp. ......................     30,500             722,469
Hewlett Packard Co. ........................     31,000           3,115,500
                                                               ------------
                                                                  3,837,969
                                                               ------------
TELECOMMUNICATIONS (2.4%)
Alltel Corp. ...............................     70,800           5,062,200
BCE, Inc. ..................................     38,600           1,903,462
                                                               ------------
                                                                  6,965,662
                                                               ------------
  TOTAL TECHNOLOGY .........................                     10,803,631
                                                               ------------
TOTAL COMMON STOCKS (95.3%)
  (Cost $244,055,888) ......................                    275,068,025
                                                               ------------


--------------------------------------------------------------------------------
                                                PRINCIPAL          VALUE
                                                  AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT
  SECURITIES:
CERTIFICATES OF DEPOSIT (0.7%)
First Bank of Tennessee, 4.90%,
  7/6/99+ Section  ........................    $2,000,000      $  1,999,999
                                                               ------------
COMMERCIAL PAPER  (3.7%)
Beta Finance 5.25%, 7/26/99+ Section  .....     2,000,000         1,992,708
Commonwealth Bank of
  Australia 4.8% ,8/10/99+ Section  .......     1,000,000           994,666
Diageo Capital 5.75% ,7/1/99+ Section  ....     2,831,000         2,831,000
Dresdner US Financial 4.82%,
  8/9/99+ Section  ........................     1,000,000           994,779
Jefferson Pilot 5.02%, 7/8/99+ Section  ...     2,000,000         1,998,048
Park Avenue Receivable Co.
  5.05%, 7/15/99+ Section  ................     2,000,000         1,996,072
                                                               ------------
                                                                 10,807,273
                                                               ------------
TOTAL SHORT-TERM DEBT SECURITIES (4.4%)
  (Amortized Cost $12,807,272) ............                      12,807,272
                                                               ------------
TOTAL INVESTMENTS  (99.7%)
  (Cost/Amortized Cost
     $256,863,160).........................                     287,875,297
OTHER ASSETS
  LESS LIABILITIES (0.3%) .................                         768,116
                                                               ------------
NET ASSETS (100%) .........................                    $288,643,413
                                                               ============


----------
*          Non-income producing

+ Securities except from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999 these securities amounted to $12,807,272 or 4.44% of net assets

(Section)  Illiquid security: is not actively traded

           Glossary:

           ADR--American Depositary Receipt

           Block--Shares represent each of the twelve holding companies that were formed following the September 21, 1998 break-up of Telebras S.A.

EQ ADVISORS TRUST
T. ROWE PRICE EQUITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $54,102,122

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     38,143,876


As of June 30, 1999 the the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 38,281,155
Aggregate gross unrealized depreciation ................      (7,269,018)
                                                            ------------
Net unrealized appreciation ............................    $ 31,012,137
                                                            ============
Federal income tax cost of investments .................    $256,863,160
                                                            ============


At June 30, 1999 the Portfolio had loaned securities with a total value of $26,935,752, which was secured by collateral of $27,464,660

For the period from January 1, 1999 to June 30, 1999 the Portfolio incurred approximately $1,345 of brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., an affiliated broker/dealer.





































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA & NEW ZEALAND (2.6%)
AUSTRALIA (2.4%)
Australian Gas & Light Co., Ltd.             27,810          $    168,525
Brambles Industries Ltd. ...........         10,000               262,441
Broken Hill Property Ltd. ..........         27,000               311,567
Colonial Ltd. ......................         95,676               337,525
Commonwealth Bank of
  Australia ........................         26,597               421,790
Lend Lease Corp. ...................         15,216               208,123
News Corp., Ltd. ...................         41,084               349,200
Publishing & Broadcasting Ltd. .....         58,000               381,305
Sydney Harbour Casino
  Holdings .........................        107,200               103,911
Tabcorp Holdings Ltd. ..............         31,000               208,093
Telstra Corp., Ltd. ................         94,305               538,333
Westpac Banking Corp. ..............         69,520               449,247
                                                             ------------
                                                                3,740,060
                                                             ------------
NEW ZEALAND (0.2%)
Telecom Corp. of New Zealand
  Ltd. .............................         73,000               313,448
                                                             ------------
  TOTAL AUSTRALIA & NEW
     ZEALAND .......................                            4,053,508
                                                             ------------
CANADA (0.2%)
Alcan Aluminum Ltd. ................          6,620               209,948
Royal Bank of Canada ...............          1,800                79,370
                                                             ------------
  TOTAL CANADA .....................                              289,318
                                                             ------------
JAPAN (17.4%)
Canon, Inc. ........................         56,000             1,612,311
Citizen Watch Co., Ltd. ............         18,000               156,366
Daiichi Pharma Co., Ltd. ...........         26,000               403,971
Daiwa House Industry Co., Ltd. .....         32,000               337,023
DDI Corp. ..........................             71               442,318
Denso Corp. ........................         50,000             1,017,622
East Japan Railway Co. .............             73               392,571
Fanuc ..............................          7,300               392,571
Fujitsu Ltd. .......................         26,000               523,786
Hitachi Ltd. .......................         62,000               582,196
Honda Motor Co., Ltd. ..............          4,000               169,769
Ito Yokado Co., Ltd. ...............          8,000               536,113
Kao Corp. ..........................         29,000               815,752
Kokuyo .............................         17,000               274,262
Komori Corp. .......................         15,000               270,539
Kuraray Co., Ltd. ..................         37,000               445,702
Kyocera Corp. ......................         14,000               822,371
Makita Corp. .......................         23,000               260,503
Marui Co., Ltd. ....................         40,000               661,868
Matsushita Electric Industries
  Co. ..............................         66,000             1,283,197
Mitsubishi Corp. ...................         39,000               264,582
Mitsubishi Heavy Industries Ltd.            172,000               698,701
Mitsui Fudosan Co., Ltd. ...........         84,000               681,062
Murata Manufacturing Co., Ltd. .....         20,000             1,317,118
NEC Corp. ..........................         85,000             1,058,368
Nippon Telegraph & Telephone
  Corp. ............................            120             1,399,851
Nomura Securities Co. ..............         56,000               656,507
NTT Mobile Communications ..........             13               176,388
NTT Mobile Communications* .........             52               696,947
Sankyo Co. .........................         44,000             1,110,284


--------------------------------------------------------------------------------
                                             NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Sekisui Chemical Co. ...............         55,000          $    319,434
Sekisui House Ltd. .................         33,000               356,565
Seven-Eleven Japan Co., Ltd. .......          4,000               392,488
Shin-Etsu Chemical Co. .............         20,000               670,141
Shiseido Co., Ltd. .................         20,000               300,157
Sony Corp. .........................         15,800             1,705,882
Sumitomo Corp. .....................         68,000               497,890
Sumitomo Electric Industries .......         78,000               887,962
TDK Corp. ..........................         14,000             1,282,204
Tokio Marine & Fire Insurance
  Co. ..............................         16,000               174,071
Tokyo Electron Ltd. ................          6,000               407,545
Toppan Printing Co., Ltd. ..........         30,000               335,319
Toshiba Corp. ......................         22,000               157,078
Uny Co., Ltd. ......................         18,000               271,035
                                                             ------------
  TOTAL JAPAN ......................                           27,218,390
                                                             ------------
LATIN AMERICA (3.8%)
ARGENTINA (0.7%)
Banco Frances Rio Plata (ADR).......          4,370                83,030
Banco Galicia Y Bueno (ADR) ........          2,791                56,526
Telefonica de Argentina (ADR).......          7,450               233,744
YPF S.A., Class D (ADR) ............         16,031               609,178
                                                             ------------
                                                                  982,478
                                                             ------------
BRAZIL (1.5%)
CEMIG (ADR) ........................          5,223               109,000
Pao de Acucar (ADR) ................          8,875               165,852
Telebras S.A. (ADR)* ...............         19,081                 1,193
Telebras S.A. (ADR) (Block) ........         20,020             1,805,554
Telecom de Sao Paulo S.A. ..........      1,213,295               143,305
Unibanco S.A. (GDR) ................          5,675               136,555
                                                             ------------
                                                                2,361,459
                                                             ------------
CHILE (0.0%)
Chilectra S.A. (ADR)+ Section ......          2,211                47,839
                                                             ------------
MEXICO (1.6%)
Cemex S.A. .........................         10,000                49,666
Cemex S.A. (ADR) ...................         27,000               265,780
Gruma S.A., Class B* ...............         15,509                25,511
Gruma SA S.A. (ADR)* ...............          3,525                23,793
Grupo Industrial Maseca S.A.,
  Class B ..........................         84,000                49,920
Grupo Modelo S.A., Class C .........         75,000               214,104
Grupo Televisa S.A. (GDR)* .........          6,500               291,281
Kimberly Clark de Mexico,
  Class A ..........................         48,000               197,644
Telefonos De Mexico (ADR) ..........          2,000               161,625
Telmex, Class L (ADR) ..............         13,000             1,050,563
TV Azteca S.A. (ADS)* ..............          5,800                30,088
Valores Industriales S.A. ..........         57,000               228,048
                                                             ------------
                                                                2,588,023
                                                             ------------
  TOTAL LATIN AMERICA ..............                            5,979,799
                                                             ------------
OTHER EUROPEAN COUNTRIES (39.8%)
BELGIUM (1.4%)
Credit Communal
  Holdings/Dexia ...................          1,105               164,755
Fortis (B) .........................         20,050               630,392
Kredietbank N.V. ...................         19,010             1,128,650
UCB S.A. ...........................          5,060               216,824
                                                             ------------
                                                                2,140,621
                                                             ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
FRANCE (9.6%)
Alcatel Alsthom ...................          4,740          $    668,067
Banque Nationale de Paris .........          4,400               367,091
Carrefour Supermarche .............          7,266             1,069,103
Compagnie de Saint Gobain .........          3,650               582,278
Credit Commercial de France .......          4,199               454,377
Dexia France ......................            844               113,117
Elf Acquitaine S.A. ...............          4,100               602,418
Groupe Danone .....................          1,940               500,785
L'Oreal ...........................            490               331,649
Lafarge S.A. ......................          2,301               219,057
Legrand S.A. ......................          1,710               348,540
Pinault-Printemps-Redoute .........          7,850             1,348,753
Sanofi-Synthelabo S.A* ............         24,832             1,055,093
Schneider S.A. ....................         13,029               732,518
Societe Generale Paris ............          2,875               507,328
Sodexho Alliance S.A. .............          6,422             1,107,379
Stmicroelectronics ................          8,340               556,299
Television Francaise ..............          2,940               686,065
Total S.A., Class B* ..............         11,110             1,435,095
Vivendi ...........................         27,883             2,261,492
                                                            ------------
                                                              14,946,504
                                                            ------------
GERMANY (5.6%)
Allianz AG (Registered) ...........          2,250               629,595
Bayer AG ..........................         12,012               500,459
Bayerische Vereinsbank AG .........         16,698             1,063,797
Deutsche Bank AG ..................         12,091               737,835
Deutsche Telekom AG ...............         15,307               644,061
Dresdner Bank AG ..................         15,698               611,076
Gehe AG ...........................         19,290               890,326
Hoechst AG ........................          4,500               203,050
Mannesmann AG .....................         10,200             1,527,135
Meto AG* ..........................          4,190                20,829
Rhoen-Kilnikum AG .................          2,180               220,593
SAP AG ............................          1,860               638,578
Siemens AG ........................          4,309               332,803
Veba AG ...........................         10,600               626,053
Volkswagen AG .....................          2,730               176,375
                                                            ------------
                                                               8,822,565
                                                            ------------
IRELAND (0.1%)
CBT Group plc (ADR)* ..............         10,154               167,541
                                                            ------------
ITALY (4.4%)
Assicurazioni Generali S.p.A. .....         15,440               535,668
Banca di Roma .....................         88,000               126,755
Banca Popolare Di Brescia .........         18,000               772,241
Credito Italiano S.p.A. ...........        152,205               669,496
ENI S.p.A. (Registered) ...........        134,683               805,194
Istituto Bancario San Paolo
  S.p.A. ..........................         41,800               569,717
Istituto Nazionale delle
  Assicurazioni ...................        239,000               555,252
Italgas S.p.A. ....................         30,000               126,074
Mediolanum S.p.A. .................         44,000               338,469
Tecnost S.p.A.* ...................         85,800               211,736
Telecom Italia Mobile S.p.A. ......        202,000             1,207,645
Telecom Italia S.p.A. .............         94,665               985,279
                                                            ------------
                                                               6,903,526
                                                            ------------
LUXEMBOURG (0.1%)
Societe Eurpeenne Satel (FDR)......           810                117,718
                                                            ------------


--------------------------------------------------------------------------------
                                             NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
NETHERLANDS (8.8%)
ABN-Amro Holdings N.V. ............         30,140          $    653,540
Akzo Nobel ........................          3,480               146,605
ASM Lithography Holding N.V.*               15,940               923,338
CSM ...............................         11,470               573,808
Elsevier N.V. .....................         55,357               643,035
Equant N.V.* ......................          2,580               238,159
Fortis (NL) N.V. ..................         28,220               872,696
Gucci Group N.V. ..................          2,781               194,670
Gucci Group N.V. (N.Y. Shares)*              3,945               276,150
ING Groep N.V. ....................         38,680             2,096,791
Koninklijke Ahold N.V. ............         25,258               871,073
Koninklijke KPN ...................          4,160               195,440
Koninklijkke Numico N.V. ..........          8,710               308,926
Philips Electronics N.V. ..........         10,966             1,083,075
Royal Dutch Petroleum Co. .........         18,020             1,056,848
TNT Post Group N.V. ...............          4,310               103,024
Unilever N.V. .....................          9,643               650,672
VNU N.V. ..........................         11,470               458,928
Wolters Kluwer ....................         63,240             2,520,510
                                                            ------------
                                                              13,867,288
                                                            ------------
PORTUGAL (0.6%)
Jeronimo Martins & Filho ..........         29,252               967,446
                                                            ------------
RUSSIA (0.0%)
Gazprom (ADS)* ....................          3,131                35,302
                                                            ------------
SPAIN (2.9%)
Argentaria Corp. Banc .............         14,900               339,853
Banco Bilbao Vizcaya ..............         16,040               232,034
Banco Popular Espanol S.A. ........          2,570               185,092
Banco Santander* ..................         69,868               728,633
Endesa S.A. .......................         21,146               451,532
Gas Natural SDG S.A. ..............          4,180               304,281
Iberdrola S.A. ....................         34,430               525,082
Repsol S.A. .......................         15,780               322,613
Telefonica de Espana S.A.* ........         30,870             1,488,881
                                                            ------------
                                                               4,578,001
                                                            ------------
SWITZERLAND (6.3%)
ABB AG (Bearer) ...................            450               667,010
Adecco S.A. (Registered) ..........          1,860               998,505
CS Holdings .......................          3,770               653,561
Nestle S.A. (Registered) ..........          1,370             2,473,010
Novartis AG (Registered) ..........          1,350             1,974,931
Roche Holdings AG .................            130             1,338,790
Swisscom AG (Registered) ..........            620               233,744
UBS AG (Registered) ...............          5,339             1,596,504
                                                            ------------
                                                               9,936,055
                                                            ------------
  TOTAL OTHER EUROPEAN
     COUNTRIES ....................                           62,482,567
                                                            ------------
SCANDINAVIA (4.7%)
DENMARK (0.3%)
Den Danske Bank AS ................          1,940               210,132
Tele Danmark AS ...................          3,900               191,718
Unidanmark AS, Class A
  (Registered) ....................          1,510               100,650
                                                            ------------
                                                                 502,500
                                                            ------------
FINLAND (0.9%)
Nokia OYJ .........................         16,760             1,470,965
                                                            ------------

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER             VALUE
                                             OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
NORWAY (0.8%)
Bergesen ASA, Class A .............              810        $     11,949
Norsk Hydro ASA ...................           12,820             484,204
Orkla ASA, Class A ................           46,450             723,612
                                                            ------------
                                                               1,219,765
                                                            ------------
SWEDEN (2.7%)
ABB AB, Class A ...................           23,470             313,155
Atlas Copco AB, Class B ...........           14,860             400,057
Electrolux AB, Class B ............           39,780             836,089
Esselte AB, Class B ...............            4,190              43,538
Granges AB ........................            3,855              65,547
Hennes & Mauritz AB, Class B ......           57,840           1,434,219
Nordbanken Holding AB .............          119,449             700,982
Sandvik AB, Class B ...............           13,230             293,688
Securities AB, Class B ............           10,728             160,876
                                                            ------------
                                                               4,248,151
                                                            ------------
  TOTAL SCANDINAVIA ...............                            7,441,381
                                                            ------------
SOUTHEAST ASIA (3.7%)
CHINA (0.2%)
Huaneng Power International,
  Inc. (ADR) ......................           16,000             274,000
                                                            ------------
HONG KONG (2.6%)
Cheung Kong Ltd. ..................           42,000             373,535
China Telecom Ltd. ................          164,000             455,538
CLP Holdings Ltd. .................           74,000             359,589
Dao Heng Bank Group Ltd. ..........           18,000              80,739
Henderson Land Development
  Co., Ltd. .......................           67,000             385,162
Hong Kong Telecommunications
  Ltd. ............................           92,600             240,502
HSBC Holdings plc .................           16,000             583,633
Hutchison Whampoa Ltd. ............          111,000           1,005,085
New World Development Co. .........           82,000             245,737
Sun Hung Kai Properties Ltd. ......           35,000             319,174
                                                            ------------
                                                               4,048,694
                                                            ------------
KOREA (0.4%)
Korea Telecom Corp. SP
  (ADR)* ..........................           11,000             440,000
Samsung Electronics Co.
  (Foreign) .......................              378              41,474
SK Telecom Co., Ltd. ..............              117             156,674
                                                            ------------
                                                                 638,148
                                                            ------------
SINGAPORE (0.5%)
Singapore Press Holdingd Ltd. .....           19,429             330,982
United Overseas Bank (Foreign).....           68,000             475,343
                                                            ------------
                                                                 806,325
                                                            ------------
  TOTAL SOUTHEAST ASIA ............                            5,767,167
                                                            ------------
SOUTHERN CENTRAL ASIA (0.1%)
INDIA (0.1%)
Mahanagar Telephone Nigam
  (Dematerialized) ................           36,000             149,292
Mahanagar Telephone Nigam
  Ltd. (GDR) ......................            6,000              59,400
                                                            ------------
  TOTAL SOUTHERN CENTRAL ASIA .....                              208,692
                                                            ------------
UNITED KINGDOM (18.6%)
Abbey National plc ................           41,000             770,290
ASDA Group plc ....................          156,000             534,617
BG plc ............................           49,529             302,754


--------------------------------------------------------------------------------
                                              NUMBER             VALUE
                                             OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
British Petroleum Co., plc ........           41,000        $    735,365
Cable & Wireless plc ..............          105,000           1,339,146
Cadbury Schweppes plc .............          165,000           1,051,536
Caradon plc .......................          118,100             279,447
Centrica plc ......................           37,800              88,846
Compass Group plc .................          108,000           1,071,601
Diageo plc ........................          190,592           1,991,816
Electrocomponents plc .............           36,000             266,055
GKN plc ...........................           14,000             239,175
Glaxo Wellcome plc ................           66,000           1,835,502
HAYS plc ..........................           13,000             137,089
John Laing plc, Class A ...........            9,000              44,615
Kingfisher plc ....................          175,000           2,015,207
Ladbroke Group plc ................           64,000             253,908
National Westminster Bank .........          167,000           3,543,215
Rank Group plc ....................           30,000             119,374
Reed International plc ............          193,000           1,288,585
Rio Tinto plc (Registered) ........           49,000             822,039
Rolls-Royce plc ...................           34,000             144,006
Safeway plc .......................           81,000             324,866
Shell Transport & Trading Co.,
  plc (Registered) ................          363,000           2,724,233
Smith (David S) Holdings plc ......           57,000             135,772
SmithKline Beecham plc ............          231,800           3,014,830
Tesco plc .........................          230,000             592,297
Tomkins plc .......................          188,000             815,547
Unilever plc ......................           75,000             667,860
United News & Media plc ...........           71,000             683,198
Zeneca Group plc ..................           36,169           1,400,139
                                                            ------------
  TOTAL UNITED KINGDOM ............                           29,232,930
                                                            ------------
TOTAL COMMON STOCKS (90.9%)
  (Cost $130,511,902) .............                          142,673,752
                                                            ------------
PREFERRED STOCKS:
AUSTRALIA (0.2%)
News Corp., Ltd. ..................           36,404             276,295
                                                            ------------
BRAZIL (0.4%)
Banco Bradesco S.A. ...............       13,277,000              66,779
Banco Itau S.A. ...................          158,000              80,808
CEMIG .............................        5,147,177             108,208
Cia Cimento Portland Itau .........           70,000               6,725
Petrobras S.A. ....................        2,042,654             316,297
Telesp Celular S.A., Class B ......          911,706              47,401
                                                            ------------
  TOTAL BRAZIL ....................                              626,218
                                                            ------------
GERMANY (0.3%)
Fielmann AG .......................            1,460              53,366
Fresenius AG ......................              750             131,650
SAP AG (Non Voting) ...............              986             392,474
                                                            ------------
  TOTAL GERMANY ...................                              577,490
                                                            ------------
TOTAL PREFERRED STOCKS: (0.9%)
  (Cost $1,874,751)................                            1,480,003
                                                            ------------
RIGHTS:
KOREA (0.0%)
SK Telecom Co. Ltd.* (Cost $0).....               26              34,816
                                                            ------------
TOTAL INVESTMENTS (91.8%)
  (Cost $132,386,653) .............                          144,188,571
OTHER ASSETS
  LESS LIABILITIES (8.2%) .........                           12,812,208
                                                            ------------
TOTAL NET ASSETS (100.0%) .........                         $157,000,779
                                                            ============

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks,
Preferred Stocks and Rights
Basic Materials ................               2.0%
Business Services ..............               6.8
Capital Goods ..................               5.8
Consumer Cyclicals .............              11.6
Consumer Non-Cyclicals .........              19.6
Credit Sensitive
  Banks ........................     13.5
  Financial Services ...........      2.4
  Insurance ....................      2.6
  Real Estate ..................      1.5
  Utility--Electric ............      1.3
  Utility--Gas .................      0.7
  Utility--Telephone ...........      4.0
                                     ----
Total Credit Sensitive .........              26.0
Diversified ....................               6.5
Energy .........................               6.4
Technology .....................              15.3
                                             -----
                                             100.0%
                                             =====


----------
*          Non-income producing


+ Securities except from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999 these securities amounted to $47,839 or 0.03% of net assets


(Section)  Illiquid security: is not actively traded


           Glossary:
           ADR--American Depositary Receipt
           ADS--American Depositary Shares
           FDR--Fiduciary Depositary Receipt
           GDR--Global Depositary Receipt
           Block--Shares represent each of the twelve holding companies that were formed following the September 21, 1998 break-up of Telebras S.A.
           Dematerialized--Securities changed from paper to electronic format

EQ ADVISORS TRUST
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)


                                                  LOCAL
                                                CONTRACT      COST ON       U.S. $        UNREALIZED
                                                 AMOUNT      ORIGINAL      CURRENT       APPRECIATION
                                                 (000'S)       DATE         VALUE       (DEPRECIATION)
                                               ----------   ----------   -----------   ---------------
FOREIGN CURRENCY SELL CONTRACT
Japanese Yen, expiring 7/2/99 ..............     19,031      $157,700     $157,452         $ (248)
Singapore Dollars, expiring 7/1/99 .........        164        96,483       96,492              9
                                                                                           ------
                                                                                           $ (239)
                                                                                           ======

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $30,098,540

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     13,544,482

As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 18,590,956
Aggregate gross unrealized depreciation ................      (6,789,038)
                                                            ------------
Net unrealized appreciation ............................    $ 11,801,918
                                                            ============
Federal income tax cost of investments .................    $132,386,653
                                                            ============

At June 30, 1999 the Portfolio had loaned securities with a total value of $7,646,111, which was secured by collateral of $9,066,990

For the period from January 1, 1999 to June 30, 1999 the Portfolio incurred approximately $993, $1,069 and $1,439 of brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp., Jardine Fleming Securities Ltd., and Robert Fleming Co., respectively, each an affiliated broker/dealer.

























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER             VALUE
                                               OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (11.4%)
CHEMICALS--SPECIALTY (1.5%)
Ferro Corp. ...........................          89,500       $  2,461,250
                                                               ------------
METALS & MINING (3.2%)
Freeport McMoran Copper&
  Gold, Inc., Class B .................         142,700           2,559,681
Kaiser Aluminum* ......................         279,800           2,483,225
                                                               ------------
                                                                  5,042,906
                                                               ------------
PAPER (5.2%)
Abitibi-Consolidated, Inc. ............         102,300           1,163,663
Caraustar Industries, Inc. ............         110,200           2,720,562
Wausau-Mosinee Paper Corp. ............         249,900           4,498,200
                                                               ------------
                                                                  8,382,425
                                                               ------------
STEEL (1.5%)
Ryerson Tull, Inc. ....................         104,032           2,347,222
                                                               ------------
  TOTAL BASIC MATERIALS ...............                          18,233,803
                                                               ------------
BUSINESS SERVICES (5.1%)
PROFESSIONAL SERVICES (2.0%)
AC Nielson Corp.* .....................          53,850           1,628,962
Interim Services, Inc.* ...............          77,800           1,604,625
                                                               ------------
                                                                  3,233,587
                                                               ------------
TRUCKING, SHIPPING (3.1%)
Landstar Systems, Inc.* ...............          91,231           3,292,869
M.S. Carriers, Inc.* ..................          56,800           1,684,475
                                                               ------------
                                                                  4,977,344
                                                               ------------
  TOTAL BUSINESS SERVICES .............                           8,210,931
                                                               ------------
CAPITAL GOODS (12.9%)
AEROSPACE (2.6%)
Tristar Aerospace Co.* ................         514,900           4,247,925
                                                               ------------
BUILDING & CONSTRUCTION (3.5%)
Elcor Corp. ...........................          73,000           3,189,187
Walter Industries, Inc.* ..............         179,100           2,317,106
                                                               ------------
                                                                  5,506,293
                                                               ------------
ELECTRICAL EQUIPMENT (2.8%)
Harman International Industries,
  Inc. ................................         101,600           4,470,400
                                                               ------------
MACHINERY (4.0%)
Applied Power, Inc., Class A* .........          59,700           1,630,556
Graco, Inc. ...........................          71,174           2,090,736
Watts Industries, Inc., Class A .......         134,900           2,588,394
                                                               ------------
                                                                  6,309,686
                                                               ------------
  TOTAL CAPITAL GOODS .................                          20,534,304
                                                               ------------
CONSUMER CYCLICALS (24.5%)
APPAREL & TEXTILES (8.8%)
Finish Line, Inc., Class A* ...........          10,200             114,750
Jones Apparel Group, Inc.* ............          45,077           1,546,720
Liz Claiborne, Inc. ...................          75,200           2,744,800
Nautica Enterprises, Inc.* ............         147,700           2,492,437
Saucony, Inc., Class B* ...............          20,000             452,500
Timberland Co., Class A* ..............          38,100           2,593,181
Westpoint Stevens, Inc. ...............         137,900           4,111,144
                                                               ------------
                                                                 14,055,532
                                                               ------------


--------------------------------------------------------------------------------
                                                NUMBER             VALUE
                                               OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
AUTO RELATED (2.3%)
Superior Industries, International,
  Inc. ................................         135,818        $  3,709,529
                                                               ------------
AUTO & TRUCKS (0.9%)
REMEC, Inc.* ..........................          86,700           1,398,038
                                                               ------------
HOUSEHOLD FURNITURE, APPLIANCES (3.9%)
Heilig-Meyers Co. .....................         467,987           3,188,161
Home Products International,
  Inc.* ...............................         167,400           1,422,900
La-Z-Boy, Inc. ........................          72,511           1,667,753
                                                               ------------
                                                                  6,278,814
                                                               ------------
LEISURE RELATED (7.5%)
Coach USA, Inc.* ......................         110,100           4,617,319
SCP Pool Corp.* .......................         191,000           4,942,125
Sturm Ruger & Co., Inc. ...............         216,100           2,309,569
                                                               ------------
                                                                 11,869,013
                                                               ------------
RETAIL--GENERAL (1.1%)
Ross Stores, Inc. .....................          34,300           1,727,863
                                                               ------------
  TOTAL CONSUMER CYCLICALS ............                          39,038,789
                                                               ------------
CONSUMER NON-CYCLICALS (7.3%)
CONTAINERS (2.6%)
Gaylord Container Corp.,
  Class A* ............................         524,097           4,160,020
                                                               ------------
DRUGS (0.1%)
Applied Analytical Industries,
  Inc.* ...............................           9,500             106,875
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (4.6%)
Foundation Health Systems, Inc.,
  Class A* ............................         143,100           2,146,500
Morrison Health Care, Inc. ............         124,300           3,107,500
Total Renal Care Holdings, Inc.*                137,600           2,141,400
                                                               ------------
                                                                  7,395,400
                                                               ------------
  TOTAL CONSUMER NON-CYCLICALS                                   11,662,295
                                                               ------------
CREDIT SENSITIVE (23.5%)
BANKS (6.2%)
Century Bancorp, Inc., Class A ........         207,600           3,983,325
Imperial Bancorp* .....................          99,400           1,969,363
Prosperity Bancshares, Inc. ...........         154,053           2,253,025
Texas Regional Bancshares, Inc.,
  Class A .............................          54,525           1,482,398
                                                               ------------
                                                                  9,688,111
                                                               ------------
FINANCIAL SERVICES (2.6%)
AmeriCredit Corp.* ....................         125,000           2,000,000
Webster Financial Corp. ...............          74,800           2,028,950
                                                               ------------
                                                                  4,028,950
                                                               ------------
INSURANCE (7.8%)
HCC Insurance Holdings, Inc. ..........         159,621           3,621,402
Mid Atlantic Medical Services,
  Inc.* ...............................         194,000           1,915,750
National Western Life Insurance
  Co., Class A* .......................          25,400           2,444,750
Radian Group, Inc. ....................          58,589           2,859,897
StanCorp Financial Group, Inc.*                  61,300           1,839,000
                                                               ------------
                                                                 12,680,799
                                                               ------------

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER               VALUE
                                            OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
REAL ESTATE (2.4%)
Mission West Properties ..............       185,000           $  1,526,250
Western Water Co.* ...................       662,850              2,319,975
                                                               ------------
                                                                  3,846,225
                                                               ------------
UTILITY--ELECTRIC (4.5%)
Commonwealth Energy System ...........        63,000              2,646,000
Idacorp, Inc. ........................        93,900              2,957,850
UniSource Energy Corp.* ..............       132,300              1,579,332
                                                               ------------
                                                                  7,183,182
                                                               ------------
  TOTAL CREDIT SENSITIVE .............                           37,427,267
                                                               ------------
DIVERSIFIED (0.8%)
MISCELLANEOUS (0.8%)
Packaged Ice, Inc.* ..................       205,500              1,220,156
                                                               ------------
ENERGY (4.2%)
OIL--DOMESTIC (1.8%)
Evergreen Resources, Inc.* ...........       114,900              2,894,044
                                                               ------------
OIL--SUPPLIES & CONSTRUCTION (2.4%)
Global Industries Ltd.* ..............       164,300              2,105,094
Varco International, Inc.* ...........       159,698              1,746,697
                                                               ------------
                                                                  3,851,791
                                                               ------------
  TOTAL ENERGY .......................                            6,745,835
                                                               ------------
TECHNOLOGY (5.7%)
COMPUTER SOFTWARE (0.8%)
Avant! Corp.* ........................       104,100              1,314,262
                                                               ------------
ELECTRONICS (3.1%)
Amkor Technology, Inc.* ..............       153,000              1,568,250
Benchmark Electronics, Inc.* .........        83,500              3,000,781
Telecom Semiconductor, Inc.* .........        34,300                330,138
                                                               ------------
                                                                  4,899,169
                                                               ------------


--------------------------------------------------------------------------------
                                             NUMBER               VALUE
                                            OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (1.8%)
Apex PC Solutions, Inc.* .............      144,200            $  2,956,100
                                                               ------------
  TOTAL TECHNOLOGY ...................                            9,169,531
                                                               ------------
TOTAL COMMON STOCKS (95.4%)
  (Cost $140,605,680).................                          152,242,911
                                                               ------------
                                           PRINCIPAL
                                            AMOUNT
                                            ------
SHORT-TERM DEBT SECURITIES:
REPURCHASE AGREEMENT (5.6%)
State Street Bank & Trust 4.70%
  dated 6/30/99, due 7/1/99, to be
  repurchased at $8,934,332,
  collateralized by $6,200,000 of
  U.S. Treasury Bond, 14.00%
  due 11/15/11, valued at
  $9,114,000
  (Cost $8,932,000)...................   $8,932,000               8,932,000
                                                               ------------
TOTAL INVESTMENTS (101.0%)
  (Cost $149,537,680).................                          161,174,911
OTHER ASSETS
  LESS LIABILITIES (-1.0%) ...........                           (1,543,900)
                                                               ------------
NET ASSETS (100%) ....................                         $159,631,011
                                                               ============


----------
* Non-income producing

EQ ADVISORS TRUST
WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities. .........    $127,671,132

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........     135,389,731


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation. ................    $ 18,261,425
Aggregate gross unrealized depreciation. ................      (6,624,194)
                                                             ------------
Net unrealized appreciation .............................    $ 11,637,231
                                                             ============
Federal income tax cost of investments ...................   $149,537,680
                                                             ============


At June 30, 1999, the Portfolio had loaned securities with a total value of $11,745,208 which was secured by collateral of $11,942,600.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $14,217,667 which expires in the year 2006.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                              NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AFRICA AND THE MIDDLE EAST (12.6%)
EGYPT (0.5%)
Al-Ahram Beverages Co.
  (GDR)* ...........................            4,238         $   120,465
Eastern Tobacco ....................            5,515             134,301
Egypt Gas Co. ......................            1,200              49,129
Egyptian Company ...................            6,263             141,141
Industrial Engineering
  Enterprises ......................            2,520              19,931
                                                              -----------
                                                                  464,967
                                                              -----------
ISRAEL (2.1%)
Bank Hapoalim Ltd. .................           62,680             160,875
Bank Leumi Le-Israel ...............           86,300             163,165
ECI Telecommunications .............           10,427             346,029
Gilat Satellite Networks Ltd.* .....            6,725             353,063
Koor Industries Ltd. ...............            1,960             226,086
Koor Industries Ltd. (ADR) .........              628              14,680
Nice Systems Ltd. ..................              551              15,019
Nice Systems Ltd. (ADR)* ...........            3,895             107,356
Orbotech Ltd.* .....................            3,110             162,109
Teva Pharmaceutical Industries
  (ADR) ............................            4,268             209,132
                                                              -----------
                                                                1,757,514
                                                              -----------
SOUTH AFRICA (6.1%)
Amalgamated Banks of South
  Africa Group Ltd. ................           66,073             373,915
Bidvest Group Ltd. .................           85,464             713,793
Billiton plc .......................           50,700             175,175
BOE Corp., Ltd., Class N ...........          581,609             462,627
BOE Ltd. ...........................           63,656              63,292
De Beers Centenary AG ..............            7,714             184,845
De Beers Consolidated Mines
  (ADR) ............................            3,650              87,144
Educor Ltd. ........................           87,680              82,674
Ellerine Holdings Ltd. .............           41,849             166,439
FirstRand Ltd. .....................          423,240             483,943
Liberty International plc ..........            6,494              42,993
Liberty Life Association of
  Africa ...........................           13,930             178,438
Nedor Ltd. .........................           17,848             409,340
New Africa Investments Ltd.,
  Class N ..........................          249,650             146,865
Persetel Holdings Ltd. .............           15,299              96,340
Primedia Ltd., Class N .............           19,870              29,635
Rembrandt Group Ltd. ...............           58,034             483,737
Sanlam Limited* ....................          238,300             282,351
Sasol Ltd. .........................           13,300              94,882
South African Breweries* ...........           56,224             481,593
South African Breweries plc ........            9,290              80,669
                                                              -----------
                                                                5,120,690
                                                              -----------
TURKEY (3.9%)
Akbank A.S. ........................       23,635,900             347,537
Dogan Sirketler Grubu Holdings......       28,596,000             379,779
Ege Biracilik ......................        2,261,000             168,907
Erciyas Biracilik Ve Malt Sanayii
  A.S. .............................          820,512              18,874
Garanti Bankasi A.S. ...............       24,992,400             186,705
Koc Holdings .......................        1,899,000             119,346
Migros Turk T.A.S. .................          110,000             136,958
Sabanci Holding ....................        6,733,000             150,098


--------------------------------------------------------------------------------
                                              NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Tupras Turkie Petrol Rafine ........        1,217,000         $    80,814
Turkiye Is Bankasi .................        9,988,200             177,659
Vestel Elektronik Sanayi Ve
  Ticaret A.S. .....................        3,090,395             337,139
Yapi Ve Kredi Bankasi A.S. .........       78,542,309           1,136,243
                                                              -----------
                                                                3,240,059
                                                              -----------
  TOTAL AFRICA AND THE
     MIDDLE EAST ...................                           10,583,230
                                                              -----------
LATIN AMERICA (24.2%)
ARGENTINA (0.6%)
Telecom Argentina (ADR) ............           17,282             462,294
Telefonica de Argentina (ADR).......            2,181              68,429
                                                              -----------
                                                                  530,723
                                                              -----------
BRAZIL (10.4%)
Brahma .............................          395,400             223,006
CEMIG (ADR) ........................           10,492             218,960
CEMIG ..............................       26,755,081             562,469
Cia Vale do Rio Doce (ADR) .........           12,333             244,858
Coteminas ..........................          359,200              18,249
Coteminas (ADR)+  Section  # .......            1,155               2,934
CRT Celular Participacoes ..........        2,499,073             338,953
CRT, Class A .......................        2,568,459             629,958
Eletrobras .........................        1,347,390              25,433
Eletrobras (ADR) ...................           17,765             178,858
Eletrobras, Class B ................        3,187,000              64,298
Embratel Participacoes (ADR) .......           13,412             186,092
Embratel Participacoes .............        6,517,220              89,867
Lojas Arapua S.A.* .................        1,248,000                  --
Pao de Acucar (ADR) ................            2,900              54,194
Petrobras S.A. (ADR) ...............            5,900              90,849
Petrobras S.A. .....................        4,549,280             704,438
Tele Celular Participacoes
  (ADR) ............................           12,789             342,106
Tele Celular Sul (ADR) .............            1,480              32,098
Tele Celular Sul S.A. ..............       32,191,820              67,313
Tele Centro Oeste S.A. .............        1,440,668               1,791
Tele Centro Sul (ADR) ..............            1,786              99,123
Tele Centro Sul S.A. ...............       25,362,490             280,930
Tele Nordeste Celular (ADR) ........              435              11,745
Tele Nordeste Celular S.A. .........       19,986,220              26,882
Tele Norte Leste Participacoes
  S.A. .............................        8,810,220             159,326
Tele Norte Leste Participacoes
  (ADR) ............................            6,846             127,079
Tele Sudeste Celular
  Participacoes (ADR) ..............            2,764              80,156
Tele Sudeste Celular S.A. ..........       27,209,220             153,768
Telebras S.A. (ADR) ................            3,652             329,365
Telecom Brasil .....................        9,757,600             872,918
Telemig Celular (ADR) ..............              555              13,667
Telemig Celular S.A. ...............       31,099,220              39,193
Telerj Celular S.A., Class B .......        1,056,000              34,583
Telesp Participacoes S.A. (ADR)                 5,910             135,191
Telesp Celular S.A. ................       20,331,556             210,267
Telesp Celular S.A., Class B .......        6,349,000             330,098
Telesp S.A. ........................        3,833,066              87,731
Unibanco (GDR) .....................           42,776           1,029,298
Usinas Siderminas Class A ..........           19,400              65,343
USIMINAS S.A. (ADR) ................            2,300               7,784
Vale do Rio Doce, Class A ..........           29,927             591,944
                                                              -----------
                                                                8,763,115
                                                              -----------

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER           VALUE
                                              OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
CHILE (0.5%)
CCU S.A. (ADR) ....................             4,718        $  135,053
Endesa Empresa S.A. (ADR) .........             7,062            85,627
Enersis S.A. (ADR) ................             6,811           155,802
Santa Isabel S.A. (ADR) ...........             1,975            19,997
                                                             ----------
                                                                396,479
                                                             ----------
MEXICO (12.7%)
Alfa S.A., Class A ................           47,967            199,290
Cemex S.A. ........................           77,379            384,308
Cemex S.A. (ADR) ..................           26,673            262,561
Cemex S.A. CPO ....................          130,907            647,380
Cemex S.A., Class B (ADR) .........           31,721            313,594
Cifra S.A., Class B (ADR)* ........           11,132            213,504
Cifra S.A., Class C* ..............           51,890             95,046
Cifra S.A., Class V* ..............          109,656            212,958
Fomento Economico Mexicano
  S.A. (ADR) ......................           19,554            779,716
Grupo Carso, S.A., Class A1 * .....           46,207            214,289
Grupo Financiero Banamex* .........          190,609            481,428
Grupo Financiero Bancomer .........          607,295            219,124
Grupo Financiero Bancomer
  (ADR)+ ..........................            8,155             59,124
Grupo Televisa S.A. (GDR) .........           51,205          2,294,624
Kimberly Clark de Mexico,
  Class A .........................           80,807            332,730
Telmex, Class L (ADR) .............           36,825          2,975,920
Valores Industriales S.A. .........          248,440            993,971
                                                             ----------
                                                             10,679,567
                                                             ----------
  TOTAL LATIN AMERICA .............                          20,369,884
                                                             ----------
OTHER EUROPEAN COUNTRIES (9.3%)
CZECH REPUBLIC (0.6%)
SPT Telecom A/S ...................           25,590            412,983
SPT Telecom A/S (GDR)* ............            7,480            121,176
                                                             ----------
                                                                534,159
                                                             ----------
GREECE (2.1%)
Commercial Bank of Greece S.A......              389             27,824
Hellenic Bottling Co. S.A. ........            2,200             53,232
Hellenic Telecommunications
  S.A. (ADR) ......................           54,699            605,108
Hellenic Telecommunications
  Organization S.A. ...............           49,435          1,060,972
                                                             ----------
                                                              1,747,136
                                                             ----------
HUNGARY (0.8%)
Matav Rt (ADR) ....................           15,943            438,433
Matav Rt. .........................           11,448             61,999
MOL Magyar Olaj-es Gazipari
  Rt. (GDR) (Registered) ..........            2,006             48,043
OTP Bank ..........................            3,777            157,671
                                                             ----------
                                                                706,146
                                                             ----------
POLAND (2.3%)
Bank Polska Kasa Opieki S.A.* .....            2,657             30,761
Elektrim S.A. .....................           21,726            306,817
Powszechny Bank Kredytowy
  S.A. ............................            3,040             73,099
Prokom Software (GDR) .............            9,757            160,015
Telekomunikacja Polska (GDR)*                183,937          1,296,756
Wielkopolski Bank Kredytowy
  S.A. ............................            8,018             46,925
                                                             ----------
                                                              1,914,373
                                                             ----------


--------------------------------------------------------------------------------
                                               NUMBER           VALUE
                                              OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
RUSSIA (3.5%)
AO Tatneft (ADR) ..................            2,000         $    7,500
LUKoil Holding (ADR) ..............           28,676          1,135,570
RAO Unified Energy Systems
  (GDR) ...........................           47,890            419,038
Rostelecom (ADR) ..................           26,800            262,975
Surgutneftgaz (ADR) ...............          112,473            860,417
Unified Energy (ADR) ..............            1,700             14,875
Vimpel Communications (ADR)*                   8,340            193,384
                                                             ----------
                                                              2,893,759
                                                             ----------
  TOTAL OTHER EUROPEAN
     COUNTRIES ....................                           7,795,573
                                                             ----------
SOUTHEAST ASIA (37.8%)
CHINA (0.8%)
Huaneng Power International,
  Inc. (ADR) ......................            9,610            164,571
Yanzhou Coal Mining Co., Ltd.
  (ADR) ...........................           12,420            220,455
Zhenhai Refining and Chemical
  Co., Ltd. .......................          830,000            251,408
                                                             ----------
                                                                636,434
                                                             ----------
INDONESIA (4.3%)
Asia Pulp & Paper Co., Ltd.
  (ADR)* ..........................           80,125            771,203
Gudang Garam ......................          396,600          1,070,963
Indah Kiat Pulp & Paper Co. .......          845,400            390,654
PT Semen Gresik ...................          157,900            342,022
Telekomunikasi (ADR) Section  .....           87,048          1,082,660
                                                             ----------
                                                              3,657,502
                                                             ----------
KOREA (17.0%)
Daewoo Securities Co. .............           13,000            252,700
Hana Bank .........................           23,870            350,575
Hankuk Glass Industries, Inc. .....            6,760            181,045
Housing & Commercial Bank .........           27,150            856,134
Kookmin Bank ......................           46,520            944,467
Kookmin Bank (GDR) ................            1,016             20,676
Koram Bank ........................           23,170            290,251
Korea Electric Power Corp. ........           24,240          1,007,295
Korea Electric Power Corp.
  (ADR) ...........................           60,839          1,247,200
Korea Exchange Bank ...............           59,030            331,486
Korea Telecom Corp. ...............           26,470          1,756,282
Korea Telecom SP (ADR)* ...........           40,390          1,615,600
LG Chemical Ltd. ..................            8,730            237,577
LG Securities Co. .................            3,200             53,909
Pohang Iron & Steel Co., Ltd. .....           11,350          1,397,104
Samsung Electro-Mechanics Co. .....            7,185            248,294
Samsung Electronics (GDR)+ ........            1,870            100,139
Samsung Electronics Co. ...........           18,295          2,007,312
Shinhan Bank Co., Ltd .............           25,790            289,650
SK Telecom Co., Ltd (ADR) .........           12,500            212,500
SK Telecom Co. Ltd. ...............              355            487,261
Ssangyong Investment &
  Securities Co., Ltd. ............           50,520            312,067
                                                             ----------
                                                             14,199,524
                                                             ----------
MALAYSIA (1.1%)
Commerce Asset Holding Bhd. .......           45,000            111,316
Malayan Banking Bhd. ..............           55,000            165,000
Nestle (Malaysia) Bhd. ............           14,000             55,263
Public Bank Bhd ...................           93,000             70,729

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER           VALUE
                                               OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Rothmans of Pall Mall Bhd. ..........            19,000        $  143,750
Telekom Malaysia Bhd. ...............            92,000           343,789
Tenaga Nasional Bhd. ................             1,000             2,303
                                                               ----------
                                                                  892,150
                                                               ----------
PHILIPPINES (1.0%)
Manila Electronics Co., Class B .....            62,080           223,962
San Miguel Corp., Class B ...........           184,497           403,246
SM Prime Holdings, Inc. .............         1,067,770           241,812
                                                               ----------
                                                                  869,020
                                                               ----------
TAIWAN (10.9%)
ACER, Inc.* .........................            94,000           238,638
Advanced Semiconductor
  Engineering, Inc. .................           124,000           418,452
Asustek Computer, Inc. ..............           134,800         1,519,108
Bank Sinopac ........................           284,000           197,833
Cathay Life Insurance ...............            76,000           272,941
Chang Hwa Commercial Bank ...........            83,000           124,372
China Development* ..................            32,000            79,752
China Steel .........................           465,500           351,647
China Trust Commercial Bank* ........           218,000           261,870
Compal Electronics ..................           103,480           406,870
E. Sun Commercial Bank ..............           119,000            66,316
Far East Textiles Ltd.* .............           385,000           572,136
First Commercial Bank ...............            76,000           144,706
Formosa Plastic .....................           146,000           307,368
Hon Hai Precision Industry* .........            79,000           714,180
Hua Nan Commercial Bank .............            92,000           182,291
International Commercial Bank
  China .............................           177,000           229,059
Nan Ya ..............................           189,000           313,050
President Chain Store Corp. .........            43,000           145,774
Quanta Computer, Inc. ...............            17,080           204,643
Siliconware Precision Industries*               150,370           286,308
Taishin International Bank* .........           318,000           236,285
Taiwan Semiconductor
  Manufacturing Co. (ADR) ...........             9,452           321,368
Taiwan Semiconductor
  Manufacturing Co.* ................           381,560         1,458,905
United World Chinese
  Commercial Bank ...................            53,000            82,043
                                                               ----------
                                                                9,135,915
                                                               ----------
THAILAND (2.7%)
Advanced Information Service
  PCL (Foreign) .....................            61,800           837,739
BEC World plc (Foreign) .............            42,800           266,884
Delta Electronics PCL (Foreign)......            36,960           310,630
Shinawatra Computer Co.
  (Foreign) .........................            81,700           380,979
Siam Cement Co., Ltd. (Foreign)......            98,366           405,358
Thai Farmers Bank PCL
  (Foreign) .........................            19,200            59,341
                                                               ----------
                                                                2,260,931
                                                               ----------
  TOTAL SOUTHEAST ASIA ..............                          31,651,476
                                                               ----------
SOUTHERN CENTRAL ASIA (8.9%)
INDIA (8.5%)
Aptech Limited ......................             1,800            29,651
Bharat Heavy Electricals Ltd. .......           106,000           603,447
Container Corp. of India Ltd.
  (Dematerialized) ..................            72,300           303,159


--------------------------------------------------------------------------------
                                                NUMBER           VALUE
                                               OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd. .........            15,500        $  114,273
Hero Honda Motors Ltd.
  (Dematerialized) ..................            28,224           702,268
Hindustan Lever Ltd.
  (Dematerialized) ..................            11,150           611,381
Housing Development Finance
  Corp, Ltd. ........................             4,550           232,925
Infosys Technologies
  Ltd.(Dematerialized) ..............            17,200         1,437,006
ITC Limited (Dematerialized) ........            19,000           479,541
Larsen & Toubro Ltd. ................            40,000           264,025
Larsen & Toubro `A' .................             7,000            46,204
Mahanagar Telephone .................            25,900           110,987
Mahanagar Telephone Nigam
  Ltd. (Dematerialized) .............            37,500           155,512
Niit. Ltd. (Dematerialized) .........             9,500           444,960
Satyam Computer .....................            19,000           555,029
State Bank of India*
  (Dematerialized) ..................            71,500           390,157
Tata Engineering & Locomotive
  Co., Ltd. (Dematerialized) ........            33,500           158,450
Videsh  Sanchar  Nigam  Ltd   (GDR)               6,300            80,719
Zee Telefilms Ltd.* .................            13,000           435,779
                                                               ----------
                                                                7,155,473
                                                               ----------
PAKISTAN (0.4%)
Fauji Fertilizer Co., Ltd.# .........           125,300            97,318
Pakistan State Oil Co., Ltd.# .......            28,400            50,070
Pakistan Telecom Ltd. (GDR)+ ........             2,700           103,870
Pakistan Telecommunications
  Corp. (GDR) .......................               759            28,715
Pakistan Telecommunications
  Corp., Class A# ...................            95,600            36,168
Sui Northern Gas Pipelines*# ........               525                84
                                                               ----------
                                                                  316,225
                                                               ----------
  TOTAL SOUTHERN CENTRAL ASIA .......                           7,471,698
                                                               ----------
UNITED KINGDOM (0.8%)
Anglo America plc* ..................             2,200           104,354
Anglo American plc ..................            11,470           536,008
Anglo American plc (ADR)* ...........               120             5,730
Billiton plc ........................             2,100             7,329
                                                               ----------
                                                                  653,421
                                                               ----------
UNITED STATES (0.6%)
Amdocs Ltd.* ........................            12,800           291,200
BackWeb Technologies Ltd.* ..........             1,380            37,433
Comverse Technology, Inc.* ..........             1,828           137,976
                                                               ----------
                                                                  466,609
                                                               ----------
TOTAL COMMON STOCKS (94.2%)
  (Cost $66,666,151).................                          78,991,891
                                                               ----------
PREFERRED STOCKS:
THAILAND (0.3%)
Siam Commercial Bank plc
  (Cost $112,852) ...................           152,800           219,558
                                                               ----------
RIGHTS:
BRAZIL (0.0%)
CRT Celular Participacoes* ..........           969,967                 6
                                                               ----------
KOREA (0.0%)
SK Telecom Co., Ltd.* ...............                90            11,273
                                                               ----------

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
TURKEY (0.0%)
AK Bank* ..............................         8,000          $        49
                                                               -----------
TOTAL RIGHTS (0.0%) (Cost $62).........                             11,328
                                                               -----------
WARRANTS:
THAILAND (0.3%)
Siam Commercial Bank plc,
  expiring 5/10/02 * ..................       414,000              266,572
                                                               -----------
TOTAL WARRANTS (0.3%)
  (Cost $0)............................                            266,572
                                                               -----------
TOTAL INVESTMENTS (94.8%)
  (Cost $66,779,065)...................                         79,489,349
OTHER ASSETS
  LESS LIABILITIES (5.2%) .............                          4,360,331
                                                               -----------
NET ASSETS (100%) .....................                        $83,849,680
                                                               ===========



------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks,
Preferred Stocks, Rights and Warrants
Basic Materials .................               5.8%
Business Services ...............               4.2
Capital Goods ...................               4.5
Consumer Cyclicals ..............               3.1
Consumer Non-Cyclicals ..........               7.7
Credit Sensitive
  Bank ..........................     12.8
  Financial Services ............      2.1
  Insurance .....................      1.6
  Real Estate ...................      0.3
  Utility--Electric .............      5.2
  Utility--Telephone ............      7.5
  Investment Company ............      1.0
                                      ----
Total Credit Sensitive ..........              30.5
Diversified .....................               5.5
Energy ..........................               4.2
Technology
  Electronics ...................      8.4
  Office Equipment ..............      6.0
  Office Equipment Services .....      1.2
  Telecommunications ............     18.9
                                      ----
Total Technology ................              34.5
                                              -----
                                              100.0%
                                              =====


----------
*          Non-income producing

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999 these securities amounted to $266,066 or 0.32% of net assets.

(Section)  Illiquid security: is not actively traded.

# Securities (totaling $186,574 or 0.22% of net assets) valued at fair value.

          Glossary:
          ADR--American Depositary Receipt
          CPO--Certificate of Participation
          Dematerialized--Securities changed from paper to electronic format GDR--Global Depositary Receipt

EQ ADVISORS TRUST
MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)


                                                  LOCAL
                                                CONTRACT       COST ON        U.S. $
                                                 AMOUNT      ORIGINATION      CURRENT      UNREALIZED
                                                 (000'S)         DATE          VALUE      DEPRECIATION
                                               ----------   -------------   ----------   -------------
FOREIGN CURRENCY BUY CONTRACT
Hong Kong Dollar, expiring 7/6/99 ..........         58        $  7,453      $  7,452       $   (1)
FOREIGN CURRENCY SELL CONTRACTS
Israeli Shekels, expiring 7/1/99 ...........        150          36,760        36,821          (61)
Thai Baht, expiring 7/2/99-7/30/99 .........     10,982         297,519       297,900         (381)
                                                                                            ------
                                                                                            $ (443)
                                                                                            ======

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $75,507,162

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     51,951,304

As of June 30, 1999 the the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 15,163,498
Aggregate gross unrealized depreciation ................      (2,453,214)
                                                            ------------
Net unrealized appreciation ............................    $ 12,710,284
                                                            ------------
Federal income tax cost of investments .................    $ 66,779,065
                                                            ============

For the period from January 1, 1999 to June 30, 1999 the Portfolio incurred approximately $2,268 and $10,311 of brokerage commissions with Donaldson, Lufkin & Jenrette Securities Corp. and Morgan Stanley & Co., respectively, both affiliated broker/dealers.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $6,887,145, of which $70,373 expires in the year 2005 and $6,816,772 expires in the year 2006.
























                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (3.0%)
CHEMICALS (1.2%)
Dow Chemical Co. ......................           8,800        $  1,116,500
E.I. Du Pont de Nemours & Co.                    42,200            2,882,787
FMC Corp.* ............................             600               40,988
Great Lakes Chemical Corp. ............           1,200               55,275
Hercules, Inc. ........................           2,200               86,488
Monsanto Co. ..........................          22,600              891,287
Nalco Chemical Co. ....................           1,100               57,063
Union Carbide Corp. Holding
  Co. .................................           5,900              287,625
                                                                ------------
                                                                   5,418,013
                                                                ------------
CHEMICALS--SPECIALTY (0.4%)
Eastman Chemical Co. ..................           3,000              155,250
Engelhard Corp. .......................           3,000               67,875
PPG Industries, Inc. ..................           7,600              448,875
Praxair, Inc. .........................           6,800              332,775
Rohm & Haas Co. .......................           9,328              399,949
Sigma Aldrich Corp. ...................           5,300              182,519
W.R. Grace & Co.* .....................             700               12,863
                                                                ------------
                                                                   1,600,106
                                                                ------------
METALS & MINING (0.8%)
ASARCO, Inc. ..........................             800               15,050
Alcoa, Inc. ...........................          13,100              810,562
Barrick Gold Corp. ....................          17,200              333,250
Cyprus Amax Minerals Co. ..............           5,400               82,013
Freeport McMoran Copper &
  Gold, Inc., Class B .................           2,500               44,844
Homestake Mining Co. ..................           6,500               53,219
Inco Ltd. .............................           6,700              120,600
Minnesota Mining &
  Manufacturing Co. ...................          16,200            1,408,387
Newmont Mining Corp. ..................           7,500              149,062
Phelps Dodge Corp. ....................           3,000              185,812
Placer Dome, Inc. .....................          12,600              148,838
Reynolds Metals Co. ...................           3,400              200,600
Worthington Industries, Inc. ..........             900               14,794
                                                                ------------
                                                                   3,567,031
                                                                ------------
PAPER (0.5%)
Boise Cascade Corp. ...................           1,500               64,500
Champion International Corp. ..........           4,500              215,438
Fort James Corp. ......................           8,900              337,088
Georgia-Pacific Corp. .................           7,200              341,100
Ikon Office Solutions, Inc. ...........           4,000               60,000
International Paper Co. ...............          15,861              800,958
Louisiana-Pacific Corp. ...............           3,600               85,500
Mead Corp. ............................           4,700              196,225
Potlatch Corp. ........................             300               13,181
Temple-Inland, Inc. ...................           2,300              156,975
Westvaco Corp. ........................           2,000               58,000
Willamette Industries, Inc. ...........           3,300              152,006
                                                                ------------
                                                                   2,480,971
                                                                ------------
STEEL (0.1%)
Bethlehem Steel Corp.* ................           4,700               36,131
Nucor Corp. ...........................           4,400              208,725
Timken Co. ............................             600               11,700
USX-U.S. Steel Group, Inc. ............           4,400              118,800
                                                                ------------
                                                                     375,356
                                                                ------------
  TOTAL BASIC MATERIALS ...............                           13,441,477
                                                                ------------


--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
BUSINESS SERVICES (4.1%)
ENVIRONMENT CONTROL (0.5%)
Browning-Ferris Industries, Inc. ......           6,100         $    262,300
Danaher Corp. .........................           5,800              337,125
Ecolab, Inc. ..........................           3,200              139,600
Pall Corp. ............................           3,500               77,656
Pioneer Hi-Bred International,
  Inc. ................................           8,500              330,969
Waste Management, Inc. ................          22,372            1,202,495
                                                                ------------
                                                                   2,350,145
                                                                ------------

PRINTING, PUBLISHING,
  BROADCASTING (3.0%)
CBS Corp.* ............................          25,700            1,116,344
Clear Channel Communications,
  Inc.* ...............................          12,900              889,294
Comcast Corp., Class A ................          29,700            1,141,594
Donnelley (R.R.) & Sons Co. ...........           5,000              185,312
Dow Jones & Co., Inc. .................           2,100              111,431
Gannett Co., Inc. .....................          11,500              820,812
Harcourt General, Inc. ................           1,400               72,188
Interpublic Group, Inc. ...............           5,200              450,450
King World Productions, Inc. ..........           3,600              125,325
Knight Ridder, Inc. ...................           4,100              225,244
McGraw Hill Cos., Inc. ................           8,900              480,044
MediaOne Group, Inc.* .................          23,900            1,777,562
Meredith Corp. ........................             800               27,700
New York Times Co., Class A ...........           8,000              294,500
Omnicom Group, Inc. ...................           6,800              544,000
Polaroid Corp. ........................           2,000               55,250
Time Warner, Inc. .....................          45,900            3,373,650
Times Mirror Co., Class A .............           1,900              112,575
Tribune Co. ...........................           3,700              322,362
Viacom, Inc., Class B* ................          27,000            1,188,000
                                                                ------------
                                                                  13,313,637
                                                                ------------
PROFESSIONAL SERVICES (0.5%)
Cendant Corp.* ........................          31,700              649,850
Computer Sciences Corp.* ..............           6,500              449,719
Pitney Bowes, Inc. ....................          11,300              726,025
Service Corp. International ...........          11,900              229,075
                                                                ------------
                                                                   2,054,669
                                                                ------------
TRUCKING, SHIPPING (0.1%)
FDX Corp. .............................          10,460              567,455
Laidlaw, Inc. .........................           5,600               41,300
NACCO Industries, Inc. Class A.........             100                7,350
                                                                ------------
                                                                     616,105
                                                                ------------
  TOTAL BUSINESS SERVICES .............                           18,334,556
                                                                ------------
CAPITAL GOODS (6.9%)
AEROSPACE (1.5%)
Allied Signal, Inc. ...................          20,300            1,278,900
B.F. Goodrich Co. .....................           4,000              170,000
Boeing Co. ............................          34,600            1,528,887
EG&G, Inc. ............................             600               21,375
General Dynamics Corp. ................           5,300              363,050
Lockheed Martin Corp. .................          15,500              577,375
Northrop Grumman Corp. ................           2,400              159,150
Raytheon Co., Class B .................          13,900              978,213
Textron, Inc. .........................           6,800              559,725
United Technologies Corp. .............          17,400            1,247,362
                                                                ------------
                                                                   6,884,037
                                                                ------------

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.3%)
Alcan Aluminum Ltd. ..................            8,700        $    277,856
Allegheny Teledyne, Inc. .............            4,600             104,075
Armstrong World Industries, Inc.                  1,600              92,500
Fleetwood Enterprises, Inc. ..........              100               2,644
Fluor Corp. ..........................            3,600             145,800
Kaufman & Broad Home Corp. ...........              600              14,925
Masco Corp. ..........................           14,900             430,237
Parker-Hannifin Corp. ................            4,500             205,875
Pulte Corp. ..........................            1,400              32,288
Snap-On, Inc. ........................            1,300              47,044
Vulcan Materials Co. .................              100               4,825
                                                               ------------
                                                                  1,358,069
                                                               ------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Crane Co. ............................            1,200              37,725
Lowe's Cos. ..........................           13,700             776,619
Owens Corning ........................            1,000              34,375
Sherwin-Williams Co. .................            6,600             183,150
The Stanley Works ....................            2,000              64,375
Weyerhaeuser Co. .....................            7,700             529,375
                                                                ------------
                                                                   1,625,619
                                                                ------------
ELECTRICAL EQUIPMENT (3.7%)
Cooper Industries, Inc. ..............            4,000             208,000
Eaton Corp. ..........................            3,200             294,400
Emerson Electric Co. .................           17,800           1,119,175
General Electric Co. .................          124,600          14,079,800
Honeywell, Inc. ......................            5,200             602,550
Thomas & Betts Corp. .................            1,300              61,425
                                                               ------------
                                                                 16,365,350
                                                               ------------
MACHINERY (1.0%)
Applied Material, Inc.* ..............           13,600           1,004,700
Black & Decker Corp. .................            3,700             233,563
Briggs & Stratton Corp. ..............              300              17,325
Case Corp. ...........................            3,400             163,625
Caterpillar, Inc. ....................           14,600             876,000
Cummins Engine, Inc. .................            1,000              57,125
Deere & Co. ..........................           10,200             404,175
Dover Corp. ..........................            6,600             231,000
Illinois Tool Works, Inc. ............            9,800             803,600
Ingersol-Rand Co. ....................            6,900             445,912
McDermott International, Inc. ........              900              25,425
Thermo Electron Corp.* ...............            4,800              96,300
W.W. Grainger, Inc. ..................            4,600             247,538
                                                               ------------
                                                                  4,606,288
                                                               ------------
  TOTAL CAPITAL GOODS ................                           30,839,363
                                                               ------------
CONSUMER CYCLICALS (9.6%)
AIRLINES (0.3%)
AMR Corp.* ...........................            5,700             389,025
Delta Airlines, Inc. .................            6,700             386,087
Southwest Airlines Co. ...............           14,750             459,094
U.S. Air Group, Inc.* ................            2,200              95,838
                                                               ------------
                                                                  1,330,044
                                                               ------------
APPAREL & TEXTILES (0.2%)
Fruit of The Loom, Inc. Class A*                  2,500              24,375
Nike, Inc., Class B ..................           11,600             734,425
Russell Corp. ........................              800              15,600
Spring Industries, Inc., Class A .....              200               8,725
                                                               ------------
                                                                    783,125
                                                               ------------


--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
AUTO RELATED  (0.5%)
Autozone, Inc.* ......................            3,600        $    108,450
Cooper Tire & Rubber Co. .............              700              16,538
Dana Corp. ...........................            7,142             328,978
Delphi Automotive Systems
  Corp. ..............................           20,434             379,306
Genuine Parts Co. ....................            7,500             262,500
Goodyear Tire & Rubber Co. ...........            6,900             405,806
Johnson Controls, Inc. ...............            2,000             138,625
Paccar Inc. ..........................            3,800             202,825
Pep Boys Manny Moe & Jack ............              300               6,488
Ryder System, Inc. ...................            1,400              36,400
TRW Inc. .............................            5,700             312,787
Tenneco, Inc. ........................            8,300             198,163
                                                               ------------
                                                                  2,396,866
                                                               ------------
AUTOS & TRUCKS (1.0%)
Ford Motor Co. .......................           45,500           2,567,906
General Motors Corp. .................           24,100           1,590,600
Navistar International Corp.* ........            2,400             120,000
                                                               ------------
                                                                  4,278,506
                                                               ------------
FOOD SERVICES, LODGING (0.6%)
Darden Restaurants, Inc. .............            2,700              58,894
Hilton Hotels Corp. ..................            5,800              82,287
Marriot International, Inc. ..........            8,400             313,950
McDonald's Corp. .....................           53,100           2,193,694
Mirage Resorts, Inc.* ................            9,400             157,450
                                                               ------------
                                                                  2,806,275
                                                               ------------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.3%)
Circuit City Stores-Circuit City
  Group ..............................            3,600             334,800
Maytag Corp. .........................            2,700             188,156
Newell Rubbermaid Inc. ...............           11,956             555,954
Whirlpool Corp. ......................            3,700             273,800
                                                               ------------
                                                                  1,352,710
                                                               ------------
LEISURE RELATED (0.9%)
American Greetings Corp.,
  Class A ............................            3,400             102,425
Brunswick Corp. ......................            2,500              69,688
Carnival Corp., Class A ..............           24,100           1,168,850
Disney (Walt) Co. ....................           80,800           2,489,650
Harrah's Entertainment, Inc.* ........            2,100              46,200
Hasbro, Inc. .........................            7,950             222,103
                                                               ------------
                                                                  4,098,916
                                                               ------------
PHOTO & OPTICAL (0.2%)
Bausch & Lomb, Inc. ..................            2,800             214,200
Eastman Kodak Co. ....................           12,500             846,875
                                                               ------------
                                                                  1,061,075
                                                               ------------
RETAIL--GENERAL (5.6%)
Best Buy Co., Inc.* ..................            7,900             533,250
CVS Corp. ............................           15,800             807,775
Consolidated Stores Corp.* ...........            3,100              83,700
Costco Co., Inc.* ....................            8,900             712,556
Dayton Hudson Corp. ..................           15,900           1,033,500
Dillards, Inc., Class A ..............            2,800              98,350
Dollar General Corp. .................            9,531             276,399
Federated Department Stores,
  Inc.* ..............................            8,200             434,087

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER            VALUE
                                                 OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Fortune Brands, Inc. ..................             7,900      $    326,863
GAP, Inc. .............................            33,975          1,711,491
Home Depot, Inc. ......................            55,300          3,563,394
J.C. Penny Co. ........................            11,200            543,900
Jostens, Inc. .........................               200              4,213
K-Mart Corp.* .........................            21,500            353,406
Kohls Corp.* ..........................             6,800            524,875
Limited, Inc. .........................             7,089            321,663
Liz Claiborne, Inc. ...................             1,900             69,350
Loews Corp. ...........................             4,900            387,712
Mattel, Inc. ..........................            14,700            388,631
May Department Stores Co. .............            12,300            502,762
Nordstrom, Inc. .......................             6,500            217,750
Office Depot, Inc.* ...................            14,100            311,081
Reebok International Ltd.* ............             1,400             26,075
Rite Aid Corp. ........................            10,700            263,488
Sears Roebuck & Co. ...................            15,100            672,894
Staples, Inc.* ........................            18,800            581,625
TJX Cos., Inc. ........................            13,400            446,387
Toys-R-Us, Inc.* ......................             9,400            194,463
VF Corp. ..............................             4,500            192,375
Wal-Mart Stores, Inc. .................          168,600           8,134,950
Walgreen Co. ..........................           40,400           1,186,750
                                                                ------------
                                                                  24,905,715
                                                                ------------
  TOTAL CONSUMER CYCLICALS ............                           43,013,232
                                                                ------------
CONSUMER NON-CYCLICALS (18.9%)
BEVERAGES (2.4%)
Adolph Coors Co., Class B .............              800              39,600
Anheuser-Busch Cos., Inc. .............           18,700           1,326,531
Brown-Forman Corp., Class B ...........            1,600             104,300
Coca Cola Co. .........................           95,500           5,968,750
Coca Cola Enterprises, Inc. ...........           14,300             425,425
PepsiCo, Inc. .........................           54,600           2,112,338
Seagram Co., Ltd. .....................           15,800             795,925
                                                                ------------
                                                                  10,772,869
                                                                ------------
CONTAINERS (0.2%)
BB&T Corp. ............................            9,500             348,531
Ball Corp. ............................              100               4,225
Crown Cork & Seal Co., Inc. ...........            5,300             151,050
Owens-Illinois, Inc.* .................            4,900             160,169
Sealed Air Corp.* .....................            3,807             246,979
                                                                ------------
                                                                     910,954
                                                                ------------
DRUGS (7.4%)
Abbott Laboratories ...................           59,800           2,720,900
Allergan, Inc. ........................            2,800             310,800
Alza Corp.* ...........................            4,400             223,850
American Home Products Corp. ..........           49,100           2,823,250
Bristol-Myers Squibb Co. ..............           74,800           5,268,725
Eli Lilly & Co. .......................           41,200           2,950,950
Longs Drug Stores, Inc. ...............              400              13,825
McKesson HBOC, Inc. ...................           11,181             359,190
Merck & Co., Inc. .....................           90,100           6,667,400
Pfizer, Inc. ..........................           48,900           5,366,775
Pharmacia & Upjohn, Inc. ..............           20,600           1,170,338
Schering-Plough Corp. .................           57,700           3,058,100
Warner Lambert Co. ....................           31,700           2,199,187
Watson Pharmaceutical, Inc.* ..........            4,400             154,275
                                                                ------------
                                                                  33,287,565
                                                                ------------


--------------------------------------------------------------------------------
                                                  NUMBER            VALUE
                                                 OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
FOODS (1.7%)
Archer Daniels Midland Co. ............           18,940        $    292,386
Bestfoods .............................           10,500             519,750
Campbell Soup Co. .....................           18,400             853,300
ConAgra, Inc. .........................           20,500             545,812
General Mills, Inc. ...................            5,800             466,175
H.J. Heinz Co. ........................           14,900             746,862
Hershey Foods Corp. ...................            6,000             356,250
Kellogg Co. ...........................           13,700             452,100
Nabisco Group Holdings ................           13,000             254,313
Quaker Oats Co. .......................            5,500             365,063
Sara Lee Corp. ........................           37,700             855,319
Supervalu, Inc. .......................            2,500              64,219
Unilever NV ...........................           20,982           1,463,494
Wm. Wrigley Jr. Co. ...................            4,200             378,000
                                                                ------------
                                                                   7,613,043
                                                                ------------
HOSPITAL SUPPLIES & SERVICES (2.1%)
Air Products & Chemicals, Inc. ........           10,000             402,500
Amgen, Inc.* ..........................           20,300           1,235,762
Bard (C.R.), Inc. .....................            1,300              62,156
Baxter International, Inc. ............           10,800             654,750
Becton Dickinson & Co. ................            9,600             288,000
Biomet, Inc. ..........................            5,000             198,750
Boston Scientific Corp.* ..............           16,000             703,000
Cardinal Health, Inc. .................           11,150             714,994
Columbia HCA Healthcare Corp.                     25,900             590,844
Guidant Corp. .........................           12,500             642,969
HCR Manor Care* .......................            2,700              65,306
Healthsouth Corp.* ....................           18,900             282,319
Humana, Inc.* .........................            4,200              54,338
IMS Health, Inc. ......................           13,100             409,375
Mallinckrodt, Inc. ....................            1,800              65,475
Medtronic, Inc. .......................           23,200           1,806,700
Millipore Corp. .......................              500              20,281
Northern States Power Co. .............            2,800              67,725
PE Corp--PE Biosystems Group...........            2,000             229,500
Shared Medical Systems Corp. ..........              400              26,100
St. Jude Medical, Inc.* ...............            1,893              67,438
Tenet Healthcare Corp.* ...............            9,400             174,487
Wellpoint Health Networks, Inc. .......            2,400             203,700
                                                                ------------
                                                                   8,966,469
                                                                ------------
RETAIL--FOOD (0.8%)
Albertson's, Inc. .....................           17,971             926,630
Great Atlantic & Pacific Tea Co.,
  Inc. ................................              400              13,525
Kroger Co.* ...........................           34,000             949,875
Safeway, Inc.* ........................           20,000             990,000
Sysco Corp. ...........................           10,600             316,013
Tricon Global Restaurants, Inc.*                   6,500             351,812
Wendy's International, Inc. ...........            5,200             147,225
Winn-Dixie Stores, Inc. ...............            3,800             140,363
                                                                ------------
                                                                   3,835,443
                                                                ------------
SOAPS & TOILETRIES (3.3%)
Alberto-Culver Corp., Class B .........            4,900             130,462
Avon Products, Inc. ...................           10,400             577,200
Clorox Co. ............................            5,000             534,062
Colgate Palmolive Co. .................           11,100           1,096,125
Gillette Co. ..........................           43,100           1,767,100


                                       80
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BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
International Flavors &
  Fragrances, Inc. ..................             2,500       $    110,938
Johnson & Johnson ...................            50,600          4,958,800
Kimberly Clark Corp. ................            21,900          1,248,300
Procter & Gamble Co. ................            49,800          4,444,650
                                                              ------------
                                                                14,867,637
                                                              ------------
TOBACCO (1.0%)
Philip Morris Cos., Inc. ............            93,600          3,761,550
RJ Reynolds Tobacco Holdings ........             4,333            136,489
Union Planters Corp. ................             4,800            214,500
UST, Inc. ...........................             5,600            163,800
                                                              ------------
                                                                 4,276,339
                                                              ------------
  TOTAL CONSUMER NON-CYCLICALS                                  84,530,319
                                                              ------------
CREDIT SENSITIVE (24.0%)
BANKS (6.6%)
Amsouth Bancorp .....................             7,650            177,384
Bank of America Corp. ...............            64,966          4,762,820
Bank of New York Co., Inc. ..........            27,100            994,231
Bank One Corp. ......................            43,850          2,611,816
BankBoston Corp. ....................            11,800            603,275
Chase Manhattan Corp. ...............            31,400          2,720,025
Comerica, Inc. ......................             4,750            282,328
Fifth Third Bancorp .................            11,000            732,187
First Union Corp. ...................            39,920          1,876,240
Firstar Corp. .......................            28,300            792,400
Fleet Financial Group, Inc. .........            23,800          1,056,125
Huntington Bancshares ...............             6,040            211,400
J.P. Morgan & Co. ...................             6,800            955,400
KeyCorp .............................            19,500            626,438
MBNA Corp. ..........................            32,500            995,312
Mellon Bank Corp. ...................            20,400            742,050
Mercantile Bancorp, Inc. ............             7,100            405,588
National City Corp. .................            13,800            903,900
Northern Trust Corp. ................             4,900            475,300
PNC Bank Corp. ......................            11,900            685,738
Regions Financial Corp. .............            10,700            411,281
Republic New York Corp. .............             4,900            334,119
Southtrust Corp. ....................             8,400            322,350
State Street Corp. ..................             5,400            461,025
Summit Bancorp ......................             4,900            204,881
SunTrust Banks, Inc. ................            11,400            791,587
Synovus Financial Corp. .............             6,550            130,181
U.S. Bancorp ........................            29,700          1,009,800
Wachovia Corp. ......................             6,600            564,713
Wells Fargo Co. .....................            61,900          2,646,225
                                                              ------------
                                                                29,486,119
                                                              ------------
FINANCIAL SERVICES (5.8%)
American Express Co. ................            16,800          2,186,100
Associates First Capital Corp.,
  Class A ...........................            29,324          1,299,420
Automatic Data Processing, Inc. .....            25,400          1,117,600
Bear Stearns Co., Inc. ..............             4,270            199,623
Capital One Financial Corp. .........             7,500            417,656
Charles Schwab Corp. ................            15,000          1,648,125
Citigroup, Inc. .....................          127,550           6,058,625
Countrywide Credit Industries,
  Inc. ..............................            5,900             252,225
Deluxe Corp. ........................            1,800              70,088
Dun & Bradstreet Corp. ..............            5,500             194,906
Equifax, Inc. .......................            4,900             174,869


--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Fannie Mae ..........................           38,400        $  2,625,600
Federal Home Loan Mortgage
  Corp. .............................           26,300           1,525,400
First Data Corp. ....................           15,400             753,637
Franklin Resources, Inc. ............           10,400             422,500
Golden West Financial Corp. .........            1,800             176,400
H&R Block, Inc. .....................            2,500             125,000
Household International, Inc. .......           19,333             915,901
Lehman Brothers Holdings, Inc. ......            4,100             255,225
MGIC Investment Corp. ...............            3,800             184,775
Merrill Lynch & Co. .................           12,600           1,007,212
Morgan Stanley Dean Witter &
  Co. ...............................           22,000           2,255,000
Paine Webber Group, Inc. ............            6,700             313,225
Paychex, Inc. .......................           10,850             345,844
Providian Financial Corp. ...........            5,750             537,625
SLM Holding Corp. ...................            4,800             219,900
Washington Mutual, Inc. .............           23,502             831,383
                                                              ------------
                                                                26,113,864
                                                              ------------
INSURANCE (3.4%)
Aetna, Inc. .........................            6,100             545,569
Aflac, Inc. .........................            9,600             459,600
Allstate Corp. ......................           32,500           1,165,937
American General Corp. ..............            8,400             633,150
American International Group,
  Inc. ..............................           46,262           5,415,545
Aon Corp. ...........................            8,100             334,125
CIGNA Corp. .........................            8,400             747,600
Chubb Corp. .........................            7,200             500,400
Cincinanti Financial Corp. ..........            4,900             184,056
Conseco, Inc. .......................           13,399             407,832
Hartford Financial Services
  Group, Inc. .......................            8,400             489,825
Jefferson-Pilot Corp. ...............            3,050             201,872
Lincoln National Corp. ..............            8,600             449,887
MBIA, Inc. ..........................            4,300             278,425
Marsh & McClennan Cos. ..............           10,600             800,300
Progressive Corp. ...................            2,400             348,000
Provident Cos., Inc. ................            4,000             160,000
Safeco Corp. ........................            6,500             286,813
St. Paul Companies, Inc. ............           10,924             347,520
Torchmark Corp. .....................            4,000             136,500
Transamerica Corp. ..................            5,800             435,000
United Healthcare Corp. .............            6,500             407,063
Unum Corp. ..........................            6,200             339,450
                                                              ------------
                                                                15,074,469
                                                              ------------
REAL ESTATE (0.0%)
Centrex Corp. .......................            2,700             101,419
                                                              ------------
UTILITY--ELECTRIC (2.0%)
AES Corp.* ..........................            8,100             470,812
Ameren Corp. ........................            2,800             107,450
American Electric Power Co. .........            6,500             244,156
CMS Energy Corp. ....................            6,300             263,813
Carolina Power & Light ..............            3,900             166,969
Central & South West Corp. ..........            5,300             123,888
Cinergy Corp. .......................            8,200             262,400
Consolidated Edison, Inc. ...........            9,400             425,350
Constellation Energy Group ..........            2,700              79,988
DTE Energy Co. ......................            4,900             196,000
Dominion Resources, Inc. ............            9,500             411,469


                                       81
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BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Duke Energy Corp. .....................           14,900        $    810,187
Edison International ..................           10,600             283,550
Entergy Corp. .........................            9,700             303,125
FPL Group, Inc. .......................            6,900             376,912
FirstEnergy Corp. .....................            5,800             179,800
Florida Progress Corp. ................            3,900             161,119
GPU, Inc. .............................            6,600             278,437
New Century Energies, Inc. ............            5,600             217,350
Niagara Mohawk Holdings, Inc.*                     2,600              41,763
PG&E Corp. ............................           15,300             497,250
PP&L Resources, Inc. ..................            3,544             108,978
Pacificorp ............................           15,000             275,625
Peco Energy Co. .......................            8,300             347,562
Public Service Enterprise Group........            9,400             384,225
Reliant Energy, Inc. ..................            8,900             245,863
Southern Co. ..........................           29,700             787,050
Texas Utilities Co. ...................           12,400             511,500
Unicom Corp. ..........................            9,300             358,631
                                                                ------------
                                                                   8,921,222
                                                                ------------
UTILITY--GAS (0.1%)
Consolidated Natural Gas Co. ..........            3,600             218,700
Nicor, Inc. ...........................              600              22,837
Peoples Energy Corp. ..................              200               7,538
Sempra Energy .........................           11,953             270,437
                                                                ------------
                                                                     519,512
                                                                ------------
UTILITY--TELEPHONE (6.1%)
AT&T Corp. ............................         119,092            6,646,822
Ameritech Corp. .......................          41,100            3,020,850
Bell Atlantic Corp. ...................          60,800            3,974,800
Bellsouth Corp. .......................          74,000            3,468,750
Centurytel, Inc. ......................           6,550              260,363
GTE Corp. .............................          38,100            2,886,075
SBC Communications, Inc. ..............          73,400            4,257,200
Sprint Corp. (Fon Group) ..............          32,900            1,737,531
U.S. WEST, Inc. .......................          20,322            1,193,917
                                                                ------------
                                                                  27,446,308
                                                                ------------
  TOTAL CREDIT SENSITIVE ..............                          107,662,913
                                                                ------------
DIVERSIFIED (0.8%)
MISCELLANEOUS (0.8%)
Ralston-Ralston Purina Group ..........          14,600              444,388
Tyco International Ltd. ...............          31,210            2,957,168
                                                                ------------
                                                                   3,401,556
                                                                ------------
ENERGY (6.7%)
COAL & GAS PIPELINES (0.5%)
Columbia Energy Group .................           4,250              266,422
Eastern Enterprises ...................             100                3,975
Enron Corp. ...........................          12,800            1,046,400
Sonat, Inc. ...........................           4,700              155,687
Sunoco, Inc. ..........................           3,400              102,638
Williams Cos., Inc. ...................          17,100              727,819
                                                                ------------
                                                                   2,302,941
                                                                ------------
OIL--DOMESTIC (3.2%)
Atlantic Richfield Co. ................          12,500            1,044,531
Burlington Resources, Inc. ............           7,200              311,400
Chevron Corp. .........................          24,100            2,294,019
Coastal Corp. .........................           8,600              344,000
Exxon Corp. ...........................          92,000            7,095,500


--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Mobil Corp. ...........................          29,400         $  2,910,600
Occidental Petroleum Corp. ............          15,900              335,887
                                                                ------------
                                                                  14,335,937
                                                                ------------
OIL--INTERNATIONAL (1.8%)
Amerada Hess Corp. ....................           3,600              214,200
Ashland, Inc. .........................           2,100               84,263
Kerr-McGee Corp. ......................           4,264              213,999
Phillips Petroleum Co. ................           8,800              442,750
Royal Dutch Petroleum Co. (NY
  Shares) .............................          81,800            4,928,450
Texaco, Inc. ..........................          21,600            1,350,000
Union Pacific Resources Group,
  Inc. ................................          10,600              172,913
USX-Marathon Group, Inc. ..............          12,900              420,056
                                                                ------------
                                                                   7,826,631
                                                                ------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Anadarko Petroleum Corp. ..............           3,800              139,888
Apache Corp. ..........................           5,300              206,700
Baker Hughes, Inc. ....................          13,460              450,910
Halliburton Co. .......................          17,500              791,875
Helmerich & Payne, Inc. ...............             600               14,288
Rowan Co., Inc.* ......................           1,200               22,125
Schlumberger Ltd. .....................          21,100            1,343,806
Unocal Corp. ..........................          10,700              423,987
                                                                ------------
                                                                   3,393,579
                                                                ------------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ...............................          19,600              607,600
CSX Corp. .............................           7,200              326,250
Kansas City Southern Industries,
  Inc. ................................           4,800              306,300
Norfolk Southern Corp. ................          14,800              445,850
Union Pacific Corp. ...................           9,700              565,631
                                                                ------------
                                                                   2,251,631
                                                                ------------
  TOTAL ENERGY ........................                           30,110,719
                                                                ------------
TECHNOLOGY (21.9%)
COMPUTER HARDWARE (2.3%)
Dell Computer Corp.* ..................          98,500            3,644,500
Gateway, Inc.* ........................           5,200              306,800
Hewlett Packard Co. ...................          39,600            3,979,800
Silicon Graphics, Inc.* ...............           6,300              103,162
Sun Microsystems, Inc.* ...............          30,000            2,066,250
                                                                ------------
                                                                  10,100,512
                                                                ------------
COMPUTER SOFTWARE (5.6%)
Adobe Systems, Inc. ...................           2,500              205,391
America On-Line, Inc.* ................          41,200            4,552,600
Autodesk, Inc. ........................           3,600              106,425
BMC Software, Inc.* ...................          10,000              540,000
Computer Associates
  International, Inc. .................          20,600            1,133,000
Compuware Corp.* ......................          14,400              458,100
Data General Corp.* ...................           1,600               23,300
Microsoft Corp.* ......................         192,200           17,334,037
Novell, Inc.* .........................          13,300              352,450
Peoplesoft, Inc.* .....................          11,000              189,750
                                                                ------------
                                                                  24,895,053
                                                                ------------

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BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER            VALUE
                                            OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONICS (2.9%)
Advanced Micro Devices, Inc.* .....           5,200       $     93,925
Bemis Co. .........................             600             23,850
Harris Corp. ......................           4,000            156,750
ITT Industries, Inc. ..............           4,700            179,188
Intel Corp. .......................         126,600          7,532,700
KLA Tencor Corp.* .................           3,800            246,525
LSI Logic Corp.* ..................           5,200            239,850
Micron Technology, Inc.* ..........           8,800            354,750
National Semiconductor Corp.* .....           8,100            205,031
Raychem Corp. .....................           3,800            140,600
Rockwell International Corp. ......           8,200            498,150
Seagate Technology, Inc.* .........           8,600            220,375
Solectron Corp. ...................          10,200            680,212
Tandy Corp. .......................           8,000            391,000
Tektronix, Inc. ...................           1,500             45,281
Texas Instruments, Inc. ...........          14,600          2,117,000
                                                          ------------
                                                            13,125,187
                                                          ------------
OFFICE EQUIPMENT (5.9%)
Apple Computer, Inc.* .............           5,800            268,613
Avery Dennison Corp. ..............           4,900            295,838
Cabletron Systems* ................           8,500            110,500
Cisco Systems, Inc.* ..............         119,800          7,727,100
Compaq Computer Corp. .............          63,939          1,514,555
EMC Corp.* ........................          37,500          2,062,500
Electronic Data Systems Corp. .....          18,100          1,023,781
International Business Machines
  Corp. ...........................          70,100          9,060,425
Network Appliance, Inc.* ..........           2,800            156,450
Oracle Corp.* .....................          56,500          2,097,562
Parametric Technology Corp.* ......          11,300            156,788
Unisys Corp.* .....................           8,800            342,650
Xerox Corp. .......................          26,200          1,547,437
                                                          ------------
                                                            26,364,199
                                                          ------------
OFFICE EQUIPMENT SERVICES (0.0%)
Ceridian Corp.* ...................           7,200            235,350
                                                          ------------
TELECOMMUNICATIONS (5.2%)
3Com Corp.* .......................          14,100            376,294
Alltel Corp. ......................          11,500            822,250
Andrew Corp.* .....................           3,400             64,388
Corning, Inc. .....................          10,100            708,263
Frontier Corp. ....................           7,400            436,600
General Instrument Corp.* .........           5,000            212,500
Lucent Technologies, Inc. .........         114,035          7,690,235
MCI WorldCom, Inc.* ...............          69,497          5,994,116
Motorola, Inc. ....................          22,400          2,122,400
Nextel Communications, Inc.,
  Class A* ........................          10,500            526,969
Nortel Networks Corp. .............          25,380          2,203,301
Scientific-Atlanta, Inc. ..........           2,500             90,000
Sprint Corp. (PCS GRP)* ...........          17,350            991,119
Tellabs, Inc. .....................          14,200            959,387
                                                          ------------
                                                            23,197,822
                                                          ------------
  TOTAL TECHNOLOGY ................                         97,918,123
                                                          ------------
TOTAL COMMON STOCKS (95.9%)
  (Cost $372,681,431)..............                        429,252,258
                                                          ------------


--------------------------------------------------------------------------------
                                            PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.4%)
U.S. Treasury Bill
7/1/99 ................................  $1,003,000       $  1,003,000
8/12/99 ...............................     110,000            109,438
8/19/99 ^..............................   1,162,000          1,154,978
9/16/99 ...............................   6,098,000          6,038,130
9/30/99 ...............................   5,269,000          5,206,936
10/21/99 ..............................   1,780,000          1,754,304
                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.4%)
  (Amortized Cost $15,267,770).........                     15,266,786
                                                          ------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost
  $387,949,201)........................                    444,519,044
OTHER ASSETS
  LESS LIABILITIES (0.7%) .............                      3,079,919
                                                          ------------
NET ASSETS (100.0%) ...................                   $447,598,963
                                                          ============

---------------------
*  Non-income producing

^ All, or a portion of securities held by a broker as collateral for financial futures contracts.

   Glossary:

   ADR--American Depositary Receipt

EQ ADVISORS TRUST
BT EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999, the Portfolio had the following futures contract open:
(Note 1)


                       NUMBER
                         OF          AGGREGATE      EXPIRATION      UNREALIZED
PURCHASES            CONTRACTS      FACE VALUE         DATE        APPRECIATION
-----------------   -----------   --------------   ------------   -------------
S&P 500 .........      51           $17,616,675     Sept '99          $441,610
                                                                      ========

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities....   $184,635,116

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities....      3,992,046


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation...........   $ 64,420,661
Aggregate gross unrealized depreciation...........     (7,850,818)
                                                     ------------
Net unrealized appreciation ......................   $ 56,569,843
                                                     ============
Federal income tax cost of investments............   $387,949,201
                                                     ============

At June 30, 1999, the Portfolio had loaned securities with a total value $20,446,411 which was secured by collateral of $20,864,973.
































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER             VALUE
                                               OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS, RIGHTS
  AND WARRANTS:
AUSTRALIA & NEW ZEALAND (2.4%)
AUSTRALIA (2.3%)
AMP Ltd. ............................            8,081         $    88,007
Amcor Ltd. ..........................            5,154              28,541
Australian Gas & Light Co., Ltd.                 2,360              14,301
Boral Ltd. ..........................            7,487              12,639
Brambles Industries Ltd. ............            1,892              49,654
Broken Hill Proprietary Ltd. ........           13,033             150,394
CSR Ltd. ............................            8,427              24,005
Coca-Cola Amatil Ltm. ...............            7,705              30,936
Coles Meyer Ltd. ....................            9,810              56,860
Colonial Ltd. .......................            8,561              30,201
Fosters Brewing Corp. ...............           14,661              41,164
GIO Australia Holdings, Ltd. ........            4,775              11,587
General Property Trust ..............           12,889              20,874
Lend Lease Corp. ....................            3,928              53,727
National Australia Bank Ltd. ........           10,099             166,482
News Corp., Ltd. ....................           14,377             122,200
Normandy mining Ltd. ................            9,489               6,295
Pacific Dunlop Ltd. .................            8,588              12,345
Pioneer International Ltd. ..........            9,978              25,331
Rio Tinto Ltd. ......................            2,700              44,104
Santos Ltd. .........................            4,030              13,154
Southcorp Ltd. ......................            4,245              17,078
TABCORP Holdings Ltd. ...............            3,437              23,071
Telstra Corp., Ltd. .................           35,059             200,132
WMC Ltd. ............................            8,031              34,369
Westfield Trust .....................            8,047              16,226
Westpac Banking Corp. ...............           13,921              89,959
Woolworths Ltd. .....................            9,143              30,295
                                                               -----------
                                                                 1,413,931
                                                               -----------
NEW ZEALAND (0.1%)
Brierley Investments Ltd.* ..........           14,287               4,014
Carter Holt Harvey Ltd. .............           15,301              18,331
Lion Nathan Ltd. ....................            5,041              12,078
Telecom Corp. of New Zealand
  Ltd. ..............................           12,563              53,943
                                                               -----------
                                                                    88,366
                                                               -----------
 TOTAL AUSTRALIA & NEW ZEALAND                                   1,502,297
                                                               -----------
JAPAN (21.2%)
77 Bank Ltd. ........................            3,000              26,309
Acom Co., Ltd. ......................            1,000              86,457
Advantest Corp. .....................            1,000             110,036
Ajinomoto Co. .......................            6,000              68,503
Amada Co., Ltd. .....................            3,000              21,221
Aoyamma Trading Co., Ltd. ...........              200               6,321
Asahi Bank Ltd. .....................           22,000             105,568
Asahi Breweries Ltd. ................            3,000              37,379
Asahi Chemical Industry Co.,
  Ltd. ..............................           13,000              72,168
Asahi Glass Co., Ltd. ...............            8,000              51,957
Bank of Tokyo-Mitsubushi Ltd. .......           34,000             484,670
Bridgestone Corp. ...................            6,000             181,683
Canon, Inc. .........................            7,000             201,539
Casio Computer Co., Ltd. ............            2,000              15,223
Chiba Bank Ltd. .....................            7,000              25,887
Chichibu Onoda Cement Corp. .........            6,000              17,225
Citizen Watch Co., Ltd. .............            3,000              26,061
Credit Saison Co., Ltd. .............            1,100              23,025


--------------------------------------------------------------------------------
                                                NUMBER             VALUE
                                               OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd. .......            5,000         $    80,045
Daiei, Inc. .........................            7,000              23,976
Daiichi Pharma Co., Ltd. ............            2,000              31,075
Daikin Industries Ltd. ..............            3,000              34,872
Dainippon Ink and Chemicals,
  Inc. ..............................            7,000              23,860
Daito Trust Construction ............            2,000              22,338
Daiwa House Industry Co., Ltd. ......            4,000              42,128
Daiwa Securities Co., Ltd. ..........            5,000              33,093
Denso Corp. .........................            6,000             122,115
East Japan Railway Co. ..............               30             161,330
Ebara Corp. .........................            2,000              23,811
Eisai Co., Ltd. .....................            2,000              39,464
Fanuc ...............................            1,700              91,421
Fuji Bank Ltd. ......................           23,000             160,602
Fuji Photo Film Co. .................            4,000             151,568
Fujitsu Ltd. ........................           13,000             261,893
Furukawa Electric Co., Ltd. .........            6,000              27,550
Gunma Bank Ltd. .....................            4,000              25,151
Hankyu Corp. ........................            5,000              19,856
Hitachi Ltd. ........................           25,000             234,756
Honda Motor Co., Ltd. ...............            7,000             297,096
House Foods Corp. ...................            1,000              14,760
Hoya Corp. ..........................            1,000              56,507
Industrial Bank of Japan Ltd. .......           21,000             166,791
Isetan Co., Ltd. ....................            2,000              17,258
Ito-Yokado Co., Ltd. ................            3,000             201,042
Itochu Corporation ..................            9,000              22,413
Japan Airlines Co., Ltd. ............           12,000              39,712
Japan Energy Corp. ..................            7,000               8,224
Joyo Bank Ltd. ......................            8,000              31,174
JUSCO Co., Ltd. .....................            3,000              54,604
Kajima Corp. ........................            8,000              29,122
Kaneka Corp. ........................            3,000              28,295
Kansai Electric Power Co., Inc. .....            6,100             116,075
Kao Corp. ...........................            5,000             140,647
Kawasaki Heavy Industries Ltd. ......           12,000              32,564
Kawasaki Steel Corp. ................           25,000              46,744
Kinden Corp. ........................            2,000              21,593
Kinki Nippon Railway Co., Ltd. ......           10,000              49,226
Kirin Brewery Co., Ltd. .............            7,000              83,975
Kokuyo ..............................            1,000              16,133
Komatsu Ltd. ........................            8,000              51,162
Komori Corp. ........................            1,000              18,036
Kubuto Corp. ........................            9,000              26,955
Kuraray Co., Ltd. ...................            3,000              36,138
Kyocera Corp. .......................            2,000             117,482
Marui Co., Ltd. .....................            3,000              49,640
Matsushita Electric
  Industries Co. ....................           15,000             291,636
Meiji Seika .........................            4,000              22,404
Minebea Co., Ltd. ...................            3,000              33,507
Mitsubishi Chemical Corp. ...........           14,000              48,531
Mitsubishi Corp. ....................           11,000              74,626
Mitsubishi Electric Corp. ...........           15,000              57,707
Mitsubishi Estate Co., Ltd. .........            8,000              78,167
Mitsubishi Heavy Industries Ltd.                22,000              89,369
Mitsubishi Materials Corp. ..........           10,000              22,421
Mitsubishi Trust & Banking
  Corp. .............................            8,000              77,836
Mitsui & Co., Ltd. ..................           11,000              76,810
Mitsui Fudosan Co., Ltd. ............            5,000              40,539

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Mitsui Marine & Fire Insurance
  Co., Ltd. .........................             6,000        $    29,536
Mitsui Mining & Smelting Co.,
  Ltd. ..............................             5,000             25,854
Murata Manufacturing Co., Ltd. ......             2,000            131,712
Nagoya Railroad Co., Ltd. ...........             2,000              6,586
NAMCO Ltd. ..........................             1,000             26,888
NEC Corp. ...........................            12,000            149,417
NGK Insulators Ltd. .................             3,000             31,373
NGK Spark Plug Co., Ltd. ............             1,000             10,300
Nikon Corp. .........................             3,000             49,144
Nippon COMSYS Corp. .................             1,000             16,257
Nippon Express Co., Ltd. ............             8,000             47,985
Nippon Meat Packers, Inc. ...........             2,000             26,144
Nippon Oil Co. ......................             9,000             37,975
Nippon Paper Industries Co. .........             6,000             31,323
Nippon Steel Corp. ..................            54,000            125,540
Nippon Telegraph & Telephone
  Corp. .............................                90          1,049,888
Nippon Yusen Labushiki Kaisha .......             7,000             26,988
Nissan Motor Co., Ltd. ..............            11,000             52,602
Nissin Food Products Co., Ltd. ......             1,000             24,406
Nitto Denko Corp. ...................             1,000             21,014
Nomura Securities Co. ...............            13,000            152,403
Obayashi Corp. ......................             6,000             30,231
Odakyu Electric Railway .............             3,000             10,052
Oji Paper Co., Ltd. .................             7,000             40,539
Olympus Optical Co., Ltd. ...........             2,000             29,602
Omron Corp. .........................             1,000             17,374
Onward Kashiyama Co., Ltd. ..........             1,000             11,004
Orix Corp. ..........................             1,000             89,352
Osaka Gas Co., Ltd. .................            18,000             61,206
Pioneer Electric Corp. ..............             1,000             19,484
Rohm Co. ............................             1,000            156,780
Sakura Bank Ltd. ....................            24,000             91,139
Sankyo Co. ..........................             4,000            100,935
Sanyo Electric Co., Ltd. ............            13,000             52,916
Secom Co. ...........................             1,000            104,244
Sekisui Chemical Co. ................             4,000             23,232
Sekisui House Ltd. ..................             5,000             54,025
Sharp Corp. .........................             7,000             82,816
SHIMANO, Inc. .......................             1,000             23,703
Shimizu Corp. .......................             6,000             23,430
Shin-Etsu Chemical Co. ..............             3,000            100,521
Shionogi & Co., Ltd. ................             3,000             23,753
Shiseido Co., Ltd. ..................             3,000             45,024
Shizuoka Bank Ltd. ..................             7,000             69,844
SMC .................................             1,000            112,104
Sony Corp. ..........................             3,000            323,902
Sumitomo Bank Ltd. ..................            23,000            285,621
Sumitomo Chemical Co., Ltd. .........            12,000             55,101
Sumitomo Corp. ......................             7,000             51,253
Sumitomo Electric Industries ........             5,000             56,921
Sumitomo Marine & Fire
  Insurance Co., Ltd. ...............             4,000             24,158
Sumitomo Metal Industries ...........            29,000             36,229
Sumitomo Metal Mining Co. ...........             3,000             12,410
Taisei Corp. ........................             7,000             15,405
Taisho Pharmaceutical ...............             3,000             99,280
Takashimaya Co., Ltd. ...............             3,000             28,717


--------------------------------------------------------------------------------
                                                 NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Takeda Chemical Industries ..........             7,000        $   324,895
Teijin Ltd. .........................             6,000             24,324
Tobu Railway Co., Ltd. ..............             7,000             19,864
Toho Co., Ltd. ......................               100             14,644
Tohoku Electric Power Co., Inc. .....             4,200             63,658
Tokai Bank Ltd. .....................            12,000             68,503
Tokio Marine & Fire Insurance
  Co. ...............................            12,000            130,554
Tokyo Electric Power ................             9,900            209,270
Tokyo Electron Ltd. .................             2,000            135,848
Tokyo Gas Co., Ltd. .................            21,000             51,775
Tokyo Style Co., Ltd. ...............             1,000             10,755
Tokyu Corp. .........................             9,000             22,710
Toppan Printing Co., Ltd. ...........             5,000             55,886
Toray Industries, Inc. ..............             9,000             45,123
Tostem Corp. ........................             2,000             38,471
Toto Ltd. ...........................             2,000             15,471
Toyo Seikan Kaisha Ltd. .............             2,000             45,007
Toyota Automatic Loom Works
  Ltd. ..............................             2,000             34,003
Toyota Motor Corp. ..................            27,000            855,547
Uni-Charm Corp. .....................             1,000             43,435
Uny Co., Ltd. .......................             2,000             30,115
Wacaol Corp. ........................             1,000             10,193
Yamaha Corp. (First Section) ........             3,000             36,113
Yamanouchi Pharmaceutical Co.,
  Ltd. ..............................             3,000            114,917
Yamato Transport Co., Ltd. ..........             3,000             52,370
Yamazaki Banking Co., Ltd. ..........             2,000             24,853
                                                               -----------
  TOTAL JAPAN .......................                           12,773,003
                                                               -----------
OTHER EUROPEAN COUNTRIES (36.2%)
AUSTRIA (0.3%)
Austria Tabakwerke AG ...............               180             10,501
Bank Austria AG .....................               855             45,024
EA-Generali AG ......................                60             11,028
Flughafen Wein AG ...................               150              6,302
OMV AG ..............................               230             20,540
Oesterreichische ....................               230             33,533
 Elektrizitaetseirtschafts AG,
  Class A
VA Technologies AG ..................                70              6,350
Wienerberger Baustoffindustrie
  AG ................................               640             16,593
                                                               -----------
                                                                   149,871
                                                               -----------
BELGIUM (1.3%)
Barco N.V. ..........................                74             11,927
Cimenteries CBR Cementbedrij ........                83              7,645
Colruyt S.A. ........................                20             13,175
D'Ieteren S.A. ......................                28             12,949
DelhaizeLe LionS.A. .................               334             28,469
Electrabel S.A. .....................               385            124,427
Fortis (B) ..........................             5,011            157,551
Fortis (B) (CVG Rights expiring
  7/21/01)* .........................               140                798
Fortis (B) Strip ....................             1,260                 13
Groupe Bruxelles Lambert S.A. .......               201             34,016
Kredietbank N.V. ....................             2,093            124,264
Petrofina S.A. ......................               174            100,072
Solvay S.A.,Class A .................               656             43,588

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Tractebel ..........................              574         $    80,605
UCB S.A. ...........................            1,000              42,851
                                                              -----------
                                                                  782,350
                                                              -----------
FRANCE (8.2%)
Accor S.A. .........................              279              70,148
Alcatel Alsthom ....................            1,403             197,742
Axa++ ..............................            2,418             295,359
Axa (Warrants expiring
  4/30/01)*++ ......................               20
Banque Nationale de Paris ..........            1,555             129,733
Bouygues S.A. ......................              207              54,781
Bouygues S.A.(Rights)* .............              207                 551
Canal Plus .........................              236              66,306
Cap Gemini Sogeti ..................              506              79,624
Carrefour Supermarche ..............            1,638             241,012
Coflexip S.A. ......................               44               3,782
Compagnie de Saint Gobain ..........              663             105,767
Dassault Systemes S.A. .............              195               6,453
Elf Acquitaine S.A. ................            1,927             283,137
Eridania Beghin ....................              158              22,677
Essilor International S.A. .........               28               8,763
Etablissements Economiques du
  Casino Guichard-Perrachon
  S.A. .............................              404              35,458
France Telecom S.A. ................            7,378             558,027
Groupe Danone ......................              526             135,780
Imetal .............................               63               9,367
L'Air Liquide ......................              604              95,108
L'Oreal ............................              467             316,081
Lafarge S.A. .......................              694              66,069
Legardere S.C.A. ...................              976              36,380
Legrand S.A. .......................              219              44,638
LVMH* ..............................              631              18,471
LVMH (Moet Hennessy Louis
  Vuitton) .........................              631             184,971
Michelin, Class B (Registered) .....            1,119              45,835
Paribas ............................            1,086             121,890
Pathe S.A. .........................              102              12,259
Pechiney S.A., Class A .............              415              17,860
Pernod Ricard ......................              482              32,350
Pinault-Printemps-Redoute S.A. .....              832             142,951
Promodes ...........................              140              92,010
PSA Peugeot Citroen ................              383              60,506
Rhone-Poulenc, Class A .............            2,663             121,838
Sanofi-Synthelabo SA* ..............            3,700             157,210
Schneider S.A. .....................            1,160              65,218
Seita ..............................              112               6,476
Sidel S.A. .........................              215              26,173
Simco ..............................              157              13,293
Societe BIC S.A. ...................              119               6,285
Societe Eurafrance S.A. ............               12               7,459
Societe Generale Paris .............              731             128,994
Sodexho Alliance S.A. ..............              198              34,142
Suez Lyonnaise des Eaux ............            1,036             187,094
Thomson CSF ........................            1,313              45,688
Total S.A., Class B ................            1,654             213,650
Usinor Sacilor .....................            1,205              17,979
Valero S.A. ........................              604              49,893
Vivendi ............................            3,649             295,958
                                                              -----------
                                                                4,969,196
                                                              -----------


--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
GERMANY (8.5%)
AMB Aachener & Muenchener
  Bekilgungs-AG ....................              300         $    30,047
Adidas-Salomon AG ..................              300              29,242
Allianz AG (Registered) ............            1,667             466,460
Axa Colonia Konzern AG++ ...........              100               9,499
BASF AG ............................            4,450             195,740
Bayer AG ...........................            5,150             214,566
Bayerische Vereinsbank AG ..........            2,925             186,346
Beiersdorf AG ......................              450              29,970
Buderus AG .........................               50              19,980
Continental AG .....................              600              14,373
DaimlerChrysler AG .................            6,644             581,062
Deutsche Bank AG@ ..................            4,166             254,224
Deutsche Lufthansa AG
  (Registered) .....................            2,950              53,762
Deutsche Telekom AG ................           16,585             697,834
Douglas Holding AG .................              100               4,522
Dresdner Bank AG ...................            3,250             126,513
Heidelberger Zement AG .............              350              28,369
Hochtief AG ........................              400              18,173
Karstadt AG ........................               50              23,903
Linde AG ...........................               50              30,047
M.A.N. AG ..........................            1,000              34,074
Mannesmann AG ......................            2,650             396,756
Merck KGaA .........................            1,400              45,391
Metro AG ...........................            1,930             122,956
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered)*                   512              95,688
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered)*                   662             124,884
Preussag AG ........................            1,093              58,911
RWE AG .............................            3,050             141,402
SAP AG .............................              450             154,495
Schering AG ........................              400              42,789
SGL Carbon AG ......................               50               3,955
Siemens AG .........................            4,000             308,938
Thyssen Krupp* .....................            4,500              98,737
Veba AG ............................            3,400             200,809
Viag AG ............................              200              92,929
Volkswagen AG ......................            2,220             143,426
                                                              -----------
                                                                5,080,772
                                                              -----------
IRELAND (0.4%)
Allied Irish Banks plc .............            6,136              80,780
CRH plc ............................            3,030              53,812
Independent Newspapers plc .........            1,622               7,788
Irish Permanent plc ................            2,423              25,035
Jefferson Smurfit Group plc ........           10,437              24,517
Kerry Group plc, Class A ...........            1,180              14,012
Ryanair Holdings plc ...............              885               9,144
                                                              -----------
                                                                  215,088
                                                              -----------
ITALY (3.8%)
Alitalia S.p.A.* ...................           11,054              28,763
Assicurazioni Generali S.p.A. ......            7,375             255,865
Banca Commerciale Italiana .........           15,093             110,336
Banca Intasa S.p.A (Rights)* .......           13,488                 293
Banca Intasa S.p.A. ................           14,101              67,849
Benetton Group S.p.A. ..............           16,533              32,606
Credito Italiano S.p.A. ............           35,069             154,256

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Edison S.p.A. ......................           4,732          $    41,042
ENI S.p.A. (Registered) ............          57,208              342,015
Fiat S.p.A. ........................          26,606               84,339
Istituto Bancario San Paolo
  S.p.A. ...........................           9,972              135,914
Istituto Nazionale delle
  Assicurazioni ....................          34,633               80,460
Italgas S.p.A. .....................           5,940               24,963
Mediaset S.p.A. ....................           8,971               79,847
Mediobanca S.p.A. ..................           3,565               37,362
Montedison S.p.A. ..................          19,390               31,634
Olivetti S.p.A.* ...................          24,643               59,287
Olivetti S.p.A.* ...................          24,643                5,089
Parmalat Finanziaria S.p.A. ........           8,908               11,681
Pirelli S.p.A. .....................          19,579               53,371
Riunione Adriatica di Sicurta
  S.p.A. ...........................           3,255               31,660
Telecom Italia Mobile S.p.A. .......          10,828               39,914
Telecom Italia Mobile S.p.A. .......          47,755              285,500
Telecom Italia S.p.A. ..............          24,301              252,926
Telecom Italia S.p.A. (RNC) ........           4,077               22,143
Unione Immobiliare S.p.A ...........          25,151               11,167
                                                              -----------
                                                                2,280,282
                                                              -----------
NETHERLANDS (4.9%)
ABN-Amro Holdings N.V. .............          10,034              217,572
Aegon N.V. .........................           3,994              290,122
Akzo Nobel .........................           2,011               84,719
Buhrmann N.V. ......................             153                2,472
Elsevier N.V. ......................           4,617               53,632
Getronics N.V. .....................             671               25,843
Hagemeyer N.V. .....................             533               17,446
Heinekin N.V. ......................           2,205              113,041
IHC Caland N.V. ....................              64                2,511
ING Groep N.V. .....................           6,484              351,489
KLM Royal Dutch Airlines N.V.                    323                9,155
Koninklijke Ahold N.V. .............           4,346              149,881
Koninklijke KPN ....................           3,361              157,903
Oce N.V. ...........................             305                7,779
Philips Electronics N.V. ...........           2,308              227,973
Royal Dutch Petroleum Co. ..........          14,561              853,982
TNT Post Group N.V. ................           3,364               80,411
Unilever N.V. ......................           3,896              262,918
Wolters Kluwer .....................           1,800               71,741
                                                              -----------
                                                                2,980,590
                                                              -----------
PORTUGAL (0.4%)
Banco Comercial Portugues
  (Registered) .....................           1,500               38,922
Banco Espirito Santo ...............             962               22,409
BPI-SGPS S.A. (Registered) .........             400                8,405
Brisa-Auto Estradas de Portugal
  S.A. .............................             500               20,651
Cimentos de Portugal S.A. ..........             500               12,907
Electricidade de Portugal S.A. .....           4,300               77,521
Jeronimo Martins & Filho ...........             666               22,026
Portugal Telecom S.A.(Rights)* .....           1,400
Portugal Telecom S.A. ..............           1,400               57,028
Sonae Investimentos-Sociedade
  Gestora de .......................             100                3,405
                                                              -----------
                                                                  263,274
                                                              -----------


--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
SPAIN (2.6%)
Acerinox S.A. ......................             280          $     8,196
Aguas De Barcelona* ................               2                  103
Argentaria Corp. Banc ..............           3,623               82,637
Autopistas Concesionaria Espana                2,348               27,515
Azucarera Ebro Agricolas ...........             539                8,259
Banco Bilbao Vizcaya ...............          13,804              199,688
Banco Santander Central Hisp .......          24,781              258,432
Corporacion Financiera Alba ........             114               18,481
Endesa S.A. ........................           6,743              143,984
Fomento de Construcciones y
  Contratas S.A. ...................             425               24,355
Gas Natural SDG S.A. ...............           1,008               73,377
Grupo Dragados S.A. ................           1,842               21,625
Iberdrola S.A. .....................           6,569              100,182
Repsol S.A. ........................           6,546              133,829
Sociedad General de Aguas de
  Barcelona S.A. ...................             339               17,677
Tabacalera S.A., Class A ...........           1,594               32,259
Telefonica de Espana S.A.* .........           6,946              335,017
TelePizza* .........................           2,024               10,491
Union Electrica Fenosa S.A. ........           1,587               20,778
Vallehermoso S.A. ..................           1,297               12,575
Zardoya Otis S.A. ..................             681               17,122
                                                              -----------
                                                                1,546,582
                                                              -----------
SWITZERLAND (5.8%)
ABB AG (Bearer) ....................              60               88,935
Adecco SA ..........................             100               53,683
Alusuisse Lonza Group AG ...........              50               58,388
CS Holdings ........................           1,850              320,713
Fischer (George) AG (Bearer) .......              30                9,802
Holderbank Financiere Glarus
  AG (Registered) ..................              94               29,859
Holderbank Financiere Glarus
  AG, Class B ......................              42               49,195
Kuoni Reisen AG (Registered) .......               1                3,863
Nestle S.A. (Registered) ...........             270              487,382
Novartis AG (Registered) ...........             460              672,939
Roche Holding AG ...................              11              181,478
Roche Holdings AG ..................              48              494,322
Sairgroup (Registered) .............              50               10,488
SGS Societe Generale de
  Surveillance Holding S.A. ........              15               15,564
Sulzer AG ..........................              30               18,270
Swiss Reinsurance Co.
  (Registered) .....................             100              190,759
Swisscom AG (Registered) ...........             520              196,043
The Swatch Group AG
  (Registered) .....................             100               14,307
The Swatch Group AG (Bearer)                      10                6,741
UBS AG (Registered) ................           1,451              433,888
Zurich Allies AG (New) .............             320              182,303
                                                              -----------
                                                                3,518,922
                                                              -----------
  TOTAL OTHER EUROPEAN
     COUNTRIES .....................                           21,786,927
                                                              -----------
SCANDINAVIA (4.8%)
DENMARK (0.7%)
Carlsberg A.S., Class B ............             200                8,332
Carlsberg, Class A .................             300               12,081

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
D/S 1912, Class B ..................               8          $   70,877
D/S Svendborg, Class B .............               5              61,865
Danisco ............................             480              21,663
Den Danske Bank AS .................             400              43,326
GN Store Nord ......................             158               5,332
ISS International Service System
  A/S, Class B .....................             262              14,007
Novo-Nordisk A/S, Class B ..........             544              58,697
Tele Danmark AS ....................           1,526              75,016
Unidanmark A/S, Class A
  (Registered) .....................             400              26,662
                                                              ----------
                                                                 397,858
                                                              ----------
FINLAND (1.7%)
Kemira OYJ .........................           1,000               6,051
Kesco OYJ ..........................             700               9,432
Merita plc, Class A ................           5,600              31,860
Metra OYJ, Class B .................             200               4,234
Nokia OYJ ..........................           8,400             737,238
Outokumpu OYJ ......................             500               5,627
Raisio Group plc ...................           1,800              16,727
Sampo Insurance Co. plc,
  Class A ..........................             500              14,507
Sonera Group OYJ ...................           3,800              83,182
Tieto Corp. ........................             600              25,029
Upm-Kymmene OYJ ....................           2,400              68,892
                                                              ----------
                                                               1,002,779
                                                              ----------
NORWAY (0.3%)
Bergesen ASA, Class A ..............             500               7,376
Christiania Bank OG Kreditkasse                4,600              16,555
Den Norske Bank ....................           4,350              14,383
Kvaerner plc .......................             280               5,768
Merkantildata ASA ..................           1,000               9,665
NCL Holdings ASA ...................           2,800               9,365
Norsk Hydro ASA ....................           1,650              62,320
Norske Skogindustrier ASA ..........             200               7,376
Orkla ASA, Class A .................           1,300              20,252
Petroleum Geo-Services ASA .........             850              12,809
Schibsted ASA ......................             450               5,064
Storebrand ASA .....................           1,800              12,132
Tomra Systems ASA ..................             400              15,057
                                                              ----------
                                                                 198,122
                                                              ----------
SWEDEN (2.1%)
ABB AB, Class A ....................           5,600              74,719
ABB AB, Class B ....................             400               5,313
AGA AB, Class A ....................             900              11,265
Atlas Copco AB .....................             900              24,601
Drott AB, Class B ..................             500               4,074
Electrolux AB, Class B .............           2,800              58,850
Ericsson LM, Class B ...............          13,600             437,596
FastLights AB Balder ...............              60                 652
Forenings Sparbanken Kredit
  AS, Class A ......................           4,200              59,511
Hennes & Mauritz AB Class B ........           6,000             148,778
Mandamus ...........................              45                 239
Netcom Systems AB, Class B* ........           1,000              33,770
Sandvik AB, Class A ................           1,600              35,045
Securities AB, Class B .............           2,500              37,490
Skandia Forsakrings AB .............           3,600              67,588
Skandinaviska Enskilds Banken ......           4,300              50,266
Skanska AB, Class B ................             800              30,275


--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Svenska Cellulosa, AB, Class B .....           1,800          $   46,759
Svenska Hadelsbanken, Class A ......           4,500              54,198
Volvo AB, Class B ..................           2,400              69,855
Volvo AB, Class A ..................           1,000              28,929
WM-Data AB, Class B ................             200               7,651
                                                              ----------
                                                               1,287,424
                                                              ----------
  TOTAL SCANDINAVIA ................                           2,886,183
                                                              ----------
SOUTHEAST ASIA (3.0%)
HONG KONG (2.2%)
Bank of East Asia Ltd. .............           4,899              12,408
Cathay Pacific Airways .............          30,000              46,015
Cheung Kong Ltd. ...................          17,000             151,193
CLP Holdings Ltd. ..................          18,000              87,468
Hang Seng Bank Ltd. ................          13,800             154,306
Hong Kong & China Gas Co.,
  Ltd. .............................          32,450              47,054
Hong Kong Telecommunications
  Ltd. .............................          85,144             221,138
Hutchison Whampoa Ltd. .............          27,000             244,480
Johnson Electric Holdings ..........           9,000              37,121
New World Development Co. ..........          14,467              43,355
Shangri-LA Asia Ltd. ...............          10,000              12,374
Sun Hung Kai Properties Ltd. .......          17,235             157,171
Swire Pacific Ltd., Class A ........          11,000              54,445
Television Broadcasts Ltd. .........           2,000               9,383
Wharf Holdings .....................          22,000              68,623
Wharf Holdings-WT (expiring
  12/31/99)* .......................             400                 371
                                                              ----------
                                                               1,346,905
                                                              ----------
SINGAPORE (0.8%)
City Developments ..................           8,000              51,223
Creative Technology Ltd. ...........           1,000              13,041
Development Bank of Singapore
  (Foreign) ........................           4,600              56,205
Keppel Corp. Ltd. ..................           6,000              20,442
Overseas-Chinese Banking Corp.
  (Foreign) ........................           6,057              50,524
Sembcorp Industries Ltd ............          14,000              22,205
Singapore Airlines Ltd. ............           6,000              57,098
Singapore Press Holdings Ltd. ......           3,048              51,923
Singapore Tech Engineering .........          20,000              22,674
Singapore Telecommunications
  Ltd. .............................          48,000              82,333
United Overseas Bank (Foreign)                 5,000              34,952
                                                              ----------
                                                                 462,620
                                                              ----------
  TOTAL SOUTHEAST ASIA .............                           1,809,525
                                                              ----------
UNITED KINGDOM (19.0%)
Abbey National plc .................           9,809             184,287
Allied Zurich plc ..................          10,863             136,659
Anglian Water plc ..................           1,842              20,383
Arjo Wiggins Appleton plc ..........           2,323               8,062
Assoc British Foods plc ............           5,891              38,983
AstraZeneca Group plc ..............          12,146             470,190
Barclays plc .......................          10,728             312,399
Barratt Developments plc ...........           2,197              12,407
Bass plc ...........................           5,794              84,132
BBA Group plc ......................           1,539              11,823
BG plc .............................          27,621             168,838
Blue Circle Industries plc .........           6,504              43,296
BOC Group plc ......................           3,703              72,433

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Boots Co. plc .........................         6,540        $    77,736
BP Amoco plc (ADR) ....................         2,690            291,865
BPB plc ...............................         3,563             21,133
British Aerospace plc .................        13,134             85,308
British Airport Authority plc .........         7,661             73,718
British Airways plc ...................         8,120             56,071
British American Tobacco plc ..........        13,875            130,558
British Land Co., plc .................         4,274             35,767
British Petroleum Co., plc ............        49,924            895,424
British Sky Broadcasting plc ..........        12,368            114,817
British Steel .........................        16,138             41,813
British Telecom plc ...................        44,027            738,263
Bunzl plc .............................         4,465             22,257
Burmah Castrol plc ....................         1,044             19,828
Cable & Wireless plc ..................        16,643            212,261
Cadbury Schweppes plc .................        14,338             91,375
Carlton Communications plc ............         4,734             39,280
Centrica plc* .........................        26,973             63,398
Coca-Cola Beverages plc* ..............         3,490              7,364
Commercial Union plc ..................         9,435            136,406
Compass Group plc .....................         5,001             49,621
Diageo plc ............................        25,037            261,654
Electrocomponents plc .................         1,842             13,613
EMI Group plc .........................         3,870             31,073
General Electric Co., plc .............        18,967            193,581
GKN plc ...............................         5,279             90,186
Glaxo Wellcome plc ....................        24,869            691,623
Granada Group plc .....................         6,497            120,628
Great Universal Stores plc ............         7,236             80,244
Halifax plc ...........................        15,336            183,133
Hanson plc ............................         5,205             46,267
HSBC Holdings plc .....................        12,050            426,929
HSBC Holdings plc .....................         5,756            204,025
Imperial Chemical Industries plc                5,274             52,163
Jarvis plc ............................           904              4,207
Kingfisher plc ........................         9,671            111,366
Ladbroke Group plc ....................         3,691             14,643
Land Securities plc ...................         4,215             56,716
Lasmo plc .............................         1,694              3,875
Legal & General Group plc .............        36,004             91,724
Lloyds TSB Group plc ..................        37,445            507,985
Marks & Spencer plc ...................        20,281            117,412
MEPC plc ..............................         2,816             22,921
Misys plc .............................         3,078             26,365
National Grid Group plc ...............        10,634             74,060
National Power plc ....................         9,038             65,868
Pearson plc ...........................         4,335             88,146
Penninsular & Oriental Steam
  Navigation Co. ......................         4,829             72,557
Pilkington plc ........................           352                513
Provident Financial plc ...............         2,169             30,161
Prudential Corp. plc ..................        13,461            198,327
Racal Electronics plc .................         1,213              7,415
Railtrack Group plc ...................         3,660             74,882
Rank Group plc ........................         4,798             19,092
Reed International plc ................         7,122             47,551
Rentokil Initial plc ..................        20,081             78,401
Reuters Group plc .....................        10,299            135,575
Rexam plc .............................         2,929             11,874
Rio Tinto plc (Registered) ............         7,695            129,094
RMC Group plc .........................         2,289             36,884
Rolls-Royce plc .......................        11,552             48,928


--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Royal & Sun Alliance Ins Grp ..........         9,560        $    85,808
Royal Bank of Scotland plc ............         6,328            128,970
Safeway plc ...........................         8,250             33,088
Sainsbury J plc .......................        13,666             86,230
Schroeders plc ........................         1,969             40,254
Scottish & Newcastle plc ..............         4,661             48,564
Scottish & Southern Energy ............         5,382             55,099
Scottish Power plc ....................         7,575             65,482
Siebe plc .............................        29,136            137,998
Slough Estates plc ....................         2,760             15,674
SmithKline Beecham plc ................        37,961            493,727
Smiths Industries plc .................         2,491             32,929
Stagecoach Holdings plc ...............         9,196             32,966
Tarmac plc ............................         5,045              9,470
Tate Lyle ORD plc .....................         3,654             22,912
Taylor Woodward plc ...................         3,153              9,052
Tesco plc .............................        46,511            119,775
Thames Water plc ......................         2,709             42,990
The Berkeley Group plc ................         1,015             12,217
TI Group plc ..........................         4,346             29,136
Unilever plc* .........................        20,156            179,485
United Utilities plc ..................         4,135             50,291
Vodafone Group plc ....................        20,646            407,103
Williams plc ..........................         5,993             39,611
Wolseley plc ..........................         4,791             36,088
                                                             -----------
  TOTAL UNITED KINGDOM ................                       11,454,735
                                                             -----------
TOTAL COMMON STOCKS, RIGHTS
  AND WARRANTS (86.6%)
  (Cost $46,377,220) ..................                       52,212,670
                                                             -----------
PREFERRED STOCK:
AUSTRALIA & NEW ZEALAND (0.2%)
AUSTRALIA (0.2%)
News Corp., Ltd. ......................        12,930             98,135
                                                             -----------
OTHER EUROPEAN COUNTRIES (0.2%)
GERMANY (0.2%)
RWE AG ................................           700             24,503
SAP AG (Non Voting) ...................           300            119,414
Volkswagen AG .........................           500             18,792
                                                             -----------
                                                                 162,709
                                                             -----------
TOTAL PREFERRED STOCK (0.4%)
  (Cost $270,354) .....................                          260,844
                                                             -----------
                                             PRINCIPAL
                                              AMOUNT
                                              ------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.4%)
U.S. Treasury Bills ...................
  7/29/99 .............................     $  95,000             94,694
  8/5/99 ..............................       545,000            542,669
  8/12/99 .............................        97,000             96,504
  8/19/99^ ............................     2,580,000          2,564,409
  8/26/99 .............................       496,000            492,706
  9/9/99 ..............................       383,000            379,634
  9/16/99 .............................       278,000            275,271
  9/23/99 .............................        20,000             19,787
  9/30/99 .............................       255,000            251,996
  10/7/99 .............................       810,000            799,747
  10/21/99 ............................       130,000            128,123
                                                             -----------
TOTAL SHORT-TERM DEBT SECURITIES (9.4%)
  (Amortized Cost $5,645,681) .........                        5,645,540
                                                             -----------

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                     PRINCIPAL        VALUE
                                       AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (96.4%)
  (Cost/Amortized Cost
  $52,293,255) ....................               $ 58,119,054
                                                  ------------
OTHER ASSETS
  LESS LIABILITIES (3.6%) .........                  2,156,139
                                                  ------------
NET ASSETS (100.0%) ...............               $ 60,275,193
                                                  ============


----------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Common Stocks, Preferred Stocks,
Rights and Warrants
Basic Materials ...................                        3.8%
Business Services .................                        3.6
Capital Goods .....................                        6.2
Consumer Cyclicals ................                       11.2
Consumer Non-Cyclicals ............                       16.0
Credit Sensitive
 Banks ............................      14.5
 Financial Services ...............       3.1
 Insurance ........................       5.6
 Real Estate ......................       1.8
 Utility--Electric ................       2.4
 Utility--Gas .....................       1.1
 Utility--Telephone ...............       3.6
                                         ----
Total Credit Sensitive ............                       32.1
Diversified .......................                        3.8
Energy ............................                        7.6
Technology ........................                       15.7
                                                  ------------
                                                         100.0%
                                                  ============



----------
*  Non-income producing

++ Issuer of this security is an affiliate of the Trust.

@ Effective June 4, 1999, Bankers Trust Corporation and a wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank") finalized a merger in which Bankers Trust Corporation was acquired by and became a subsidiary of Deutsche Bank.

^ All, or a portion of securities held by broker as collateral for financial futures contracts.

   Glossary:

   CVG--Certificate de Valeur Garantie

   RNC--Risparmio Non-Convertible, Savings Shares

EQ ADVISORS TRUST
BT INTERNATIONAL EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999, the Portfolio had the following futures contracts open:
(Note 1)


                                            NUMBER                                      UNREALIZED
                                              OF         AGGREGATE     EXPIRATION      APPRECIATION
PURCHASES:                                CONTRACTS     FACE VALUE        DATE        (DEPRECIATION)
--------------------------------------   -----------   ------------   ------------   ---------------
Australia All Ordinary Index .........         4        $  195,299     Sept '99         $   2,022
CAC 40 Index .........................        14           664,230     Sept '99            28,664
German Index .........................        15         2,103,783     Sept '99            28,701
Hang Seng Index ......................         4           349,326     July '99           (10,621)
IBEX Plus Index ......................         3           317,315     July '99              (702)
Milan MIB 30 Index ...................         2           362,663     Sept '99            (2,267)
Nikkei 300 Index .....................        31           719,734     Sept '99            28,898
Nikkei 225 Index .....................         1            88,775     Sept '99             4,669
TOPIX Index ..........................         7           820,563     Sept '99            34,359
Financial Times 100 Index ............        16         1,611,788     Sept '99           (35,012)
                                                                                        ---------
                                                                                        $  78,711
                                                                                        =========

At June 30, 1999, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                                        LOCAL
                                                      CONTRACT       COST ON          U.S.$          UNREALIZED
                                                       AMOUNTS     ORIGINATION       CURRENT        APPRECIATION
                                                       (000'S)         DATE           VALUE        (DEPRECIATION)
                                                     ----------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/23/99-7/26/99 ..........      1,563      $2,475,648      $2,465,571        $ (10,077)
European Union, expiring 7/23/99-7/26/99 .........      5,287       5,468,724       5,469,759            1,035
Japanese Yen, expiring 7/23/99-7/26/99 ...........    293,458       2,436,616       2,436,794              178
FOREIGN CURRENCY SELL CONTRACTS
British Pound, expiring 7/23/99 ..................        781       1,255,000       1,231,478           23,522
European Union, expiring 7/23/99 .................      2,620       2,746,000       2,709,848           36,152
Japanese Yen, expiring 7/23/99 ...................    157,721       1,315,000       1,309,400            5,600
                                                                                                     ---------
                                                                                                     $  56,410
                                                                                                     =========

Investment security transactions for the period from January 1, 1999 to June 30, 1999 were as follows:



COST OF PURCHASES:
Stocks and long-term corporate debt securities. .........  $  8,309,742
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........       244,903

As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation. ................  $  7,853,555
Aggregate gross unrealized depreciation. ................    (2,027,756)
                                                           ------------
Net unrealized appreciation .............................  $  5,825,799
                                                           ============
Federal income tax cost of investments ..................  $ 52,293,255
                                                           ============


At June 30, 1999, the Portfolio had loaned securities with a total value of $3,567,370 which was secured by collateral of $3,778,993.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $266,434 which expires in the year 2006.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (5.2%)
CHEMICALS (0.7%)
A. Schulman, Inc. ...................           1,500          $    25,781
Calgon Carbon Corp. .................           1,600                9,500
Cambrex Corp. .......................           1,400               36,750
ChemFirst, Inc. .....................           1,000               24,312
Dionex Corp.* .......................           1,300               52,650
Geon Co. ............................           1,000               32,250
Georgia Gulf Corp. ..................           1,600               27,000
NOVA Corp. ..........................              15                  375
Octel Corp.* ........................             600                7,500
Spartech Corp. ......................             900               28,462
Stepan Co. ..........................             300                7,613
Thermo Optek Corp.* .................             900                9,338
Wellman, Inc. .......................           2,000               31,875
                                                               -----------
                                                                   293,406
                                                               -----------
CHEMICALS--SPECIALTY (1.6%)
Airgas, Inc.* .......................           3,700               45,325
Albemarle Corp. .....................           1,140               26,363
Arch Chemicals, Inc. ................             600               14,588
Bush Boake Allen, Inc.* .............             300                8,775
Crompton & Knowles Corp. ............           3,500               68,469
Cytec Industries, Inc.* .............           2,300               73,312
Ethyl Corp. .........................           4,900               29,400
Ferro Corp. .........................           2,000               55,000
H.B. Fuller Co. .....................             700               47,862
Lilly Industries, Inc., Class A .....           1,700               31,556
M.A. Hanna Co. ......................           2,300               37,806
MacDermid, Inc. .....................             700               32,550
Minerals Technologies, Inc. .........           1,100               61,394
NCH Corp. ...........................             100                4,950
NL Industries, Inc. .................           1,000               11,125
OM Group, Inc. ......................           1,200               41,400
Terra Industries, Inc. ..............           1,200                4,800
Valhi, Inc. .........................             500                5,563
W.R. Grace & Co.* ...................           2,700               49,612
Witco Corp. .........................           3,100               62,000
                                                               -----------
                                                                   711,850
                                                               -----------
METALS & MINING (1.3%)
AllTrista Corp.* ....................             600               19,800
ASARCO, Inc. ........................           1,500               28,219
Battle Mountain Gold Co. ............           6,300               15,356
Castle (A.M) & Co. ..................             600               10,200
Cleveland-Cliffs, Inc. ..............             600               19,425
Commercial Metals Co. ...............             600               17,100
Cyprus Amax Minerals Co. ............           3,500               53,156
Intermet Corp. ......................           1,800               27,225
Kaiser Aluminum* ....................           1,500               13,313
Lawson Products, Inc. ...............             200                5,038
MAXXAM, Inc.* .......................             200               12,900
MDU Resources Group, Inc. ...........           2,600               59,312
Mueller Industries, Inc.* ...........           2,000               67,875
RTI International Metals, Inc.* .....             400                5,875
Southern Peru Copper Corp. ..........           1,400               20,212
Stillwater Mining Co.* ..............           1,600               52,300
Timken Co. ..........................           1,900               37,050
Titanium Metals Corp. ...............           1,700               18,913
USEC, Inc. ..........................           4,000               59,500
Wolverine Tube, Inc.* ...............             600               15,075


--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Worthington industries, Inc. ........           2,600          $    42,737
                                                               -----------
                                                                   600,581
                                                               -----------
PAPER (0.8%)
Buckeye Technologies, Inc.* .........           1,200               18,225
Caraustar Industries, Inc. ..........           1,200               29,625
Chesapeake Corp. ....................           1,100               41,181
Ivex Packaging Corp.* ...............             600               13,200
Longview Fibre, Co. .................           3,100               48,437
P. H. Glatfelter Co. ................           1,200               17,550
Potlatch Corp. ......................           1,300               57,119
Rayonier, Inc. ......................           1,600               79,700
Rock-Tenn Co., Class A ..............             600               10,013
Schweitzer-Mauduit
  International, Inc. ...............             700               10,500
Wausau-Mosinee Paper Corp. ..........           2,500               45,000
                                                               -----------
                                                                   370,550
                                                               -----------
STEEL (0.8%)
Armco, Inc.* ........................           4,900               32,463
Bethlehem Steel Corp.* ..............           6,309               48,500
Carpenter Technology Corp. ..........             900               25,706
Citation Corp.* .....................             600                9,638
Gibralter Steel Corp. ...............             400                9,900
Lone Star Technologies, Inc.* .......           1,000               17,750
LTV Corp. ...........................           6,200               41,462
Maverick Tube Corp.* ................           1,200               16,725
National Steel Corp., Class B .......           1,000                8,375
Oregon Steel Mills, Inc. ............           1,200               15,975
Quanex Corp. ........................             800               22,800
Reliance Steel & Aluminum Co.                     400               15,600
Rouge Industries, Inc., Class A .....           1,000                9,750
Ryerson Tull, Inc. ..................           1,596               36,010
Steel Dynamics, Inc.* ...............           2,600               40,219
Valmont Industries ..................             800               13,625
                                                               -----------
                                                                   364,498
                                                               -----------
  TOTAL BASIC MATERIALS .............                            2,340,885
                                                               -----------
BUSINESS SERVICES (10.5%)
ENVIRONMENT CONTROL (1.1%)
AgriBioTech, Inc.* ..................           1,800               10,913
Aqua Alliance, Inc.* ................           1,800                1,800
Cadiz, Inc.* ........................           1,700               16,044
California Water Service Group ......             600               15,675
Cataytica, Inc.* ....................           2,200               30,800
CCC Information Services
  Group* ............................           1,500               19,312
CLARCOR, Inc. .......................           1,150               22,066
Donaldson Co., Inc. .................           1,800               44,100
E'Town Corp. ........................             300               13,725
IMCO Recycling, Inc. ................             700               11,987
Ionics, Inc.* .......................           1,000               36,500
IT Group, Inc.* .....................             500                8,031
Mine Saftey Appliances Co. ..........             100                6,400
Mississippi Chemical Corp. ..........           1,300               12,756
ONEOK, Inc. .........................           1,500               47,625
Philadelphia Suburban Corp. .........           1,700               39,206
Rollins, Inc. .......................             800               12,750
Roper Industries, Inc. ..............           1,400               44,800
Safety-Kleen Corp. ..................              10                  181
Superior Services, Inc.* ............             900               24,019
Tejon Ranch Co. .....................             700               17,675

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER             VALUE
                                               OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Tetra Tech, Inc.* ....................            1,512         $    24,948
Thermo Ecotek Corp.* .................            1,200               9,600
Waste Connections, Inc.* .............              700              21,350
Waste Industries, Inc.* ..............              500               8,938
                                                                -----------
                                                                    501,201
                                                                -----------
PRINTING, PUBLISHING,
  BROADCASTING (2.6%)
Ackerely group, Inc. .................            1,100              20,006
ACTV, Inc.* ..........................            1,200              16,650
Adforce, Inc.* .......................              600              14,100
Analysts International Corp. .........            1,600              23,000
Autobytel.Com, Inc.* .................              700              14,613
Banta Corp. ..........................            1,300              27,300
Big Flower Press Holdings, Inc.*                    800              25,500
Bowne & Co. ..........................            1,700              22,100
CD Radio, Inc.* ......................              900              27,422
Citadel Communications Corp.* ........              600              21,712
Consolidated Graphics, Inc.* .........              800              40,000
Cumulus Media, Inc., Class A* ........              500              10,938
Direct Focus, Inc.* ..................              900              18,787
E4L, Inc.* ...........................            1,300               9,425
Emmis Communications Corp.,
  Class A* ...........................            1,000              49,375
Entercom Communications
  Corp.* .............................              700              29,925
Flycast Communications Corp.* ........              600              11,475
Gaylord Entertainment Co. ............              800              24,000
HA-LO Industries, Inc.* ..............            2,500              24,687
Intermedia Communications of
  Florida, Inc. ......................            2,000              60,000
Journal Register Co.* ................            1,800              40,500
Lee Enterprises, Inc. ................            2,200              67,100
Macrovision Corp.* ...................              200              14,975
Mail-Well, Inc.* .....................            1,900              30,756
Media General, Inc., Class A .........            1,000              51,000
Merrill Corp. ........................              600               8,700
Metro Networks, Inc.* ................              100               5,338
Network Event Theater, Inc.* .........              900              15,075
On Command Corp.* ....................              500               8,813
Paxson Communications Corp.* .........            1,400              18,900
Pegasus Communications Corp.*                       700              27,606
Penton Media, Inc.* ..................              500              12,125
Playboy Enterprises, Inc.,
  Class B* ...........................              900              23,906
R.H. Donnelly Corp. ..................              900              17,606
Scholastic Corp.* ....................              800              40,500
Sinclair Broadcast Group, Inc.* ......              800              13,100
Source Media, Inc.* ..................            1,100              18,700
Standard Register Co. ................            1,100              33,825
True North Communications ............            1,600              48,000
United Television, Inc. ..............              100              10,488
Valuevision Intl, Inc., Class A* .....              900              17,888
Westwood One, Inc.* ..................            1,200              42,825
World Color Press, Inc.* .............            1,800              49,500
Young Broadcasting Corp.,
  Class A* ...........................              600              25,537
Zebra Technologies Corp.,
  Class A* ...........................            1,100              42,281
                                                                -----------
                                                                  1,176,059
                                                                -----------


--------------------------------------------------------------------------------
                                                 NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES (5.1%)
Abacus Direct Corp.* .................              400         $    36,600
ABM Industries, Inc. .................              900              27,619
Administaff, Inc.* ...................              500               8,000
ADVO, Inc.* ..........................            1,100              22,825
Ahl Services, Inc.* ..................              400               9,975
Albany Molecular Research,
  Inc.* ..............................              600              17,850
Alexander & Baldwin, Inc. ............            2,700              60,075
Alterra Healthcare Corp.* ............            1,300              17,875
American Retirement Corp.* ...........              900              11,250
AnswerThink Consulting Group,
  Inc.* ..............................            1,000              25,250
APAC TeleServices, Inc. ..............            1,700               5,525
Applied Graphics Technologies,
  Inc.* ..............................            1,160              14,645
Aztec Technology Partners, Inc. ......                1                   2
Bacou USA, Inc.* .....................              300               5,119
Berlitz International, Inc.* .........              400               7,350
Billing Concepts Corp.* ..............            2,500              27,969
Borg-Warner Security Corp.* ..........              600              12,188
Brightpoint, Inc.* ...................            2,500              15,156
CACI International, Inc.,
  Class A* ...........................            1,000              22,500
CDI Corp.* ...........................              500              17,031
Century Business Services, Inc.* .....            3,300              47,850
Cerner Corp.* ........................            1,700              35,647
Charles River Associates, Inc.* ......              700              17,544
Circle International Group, Inc. .....            1,200              26,250
Coach USA, Inc.* .....................            1,000              41,937
Computer Horizons Corp.* .............            1,900              26,244
Computer Learning Centers,
  Inc.* ..............................              500               2,469
Concentra Managed Care, Inc.* ........            1,300              19,256
Concord Communications, Inc.* ........              600              27,000
Cornell Corrections, Inc.* ...........              900              14,794
CORT Business Service Corp.* .........              600              14,363
Cotelligent, Inc.* ...................            1,600              12,500
Coventry Health Care, Inc.* ..........            3,200              35,000
Crawford & Co., Class B ..............            2,500              40,625
Data Processing Resources
  Corp.* .............................              800              18,900
Dollar Thrifty Automotive
  Group, Inc.* .......................            1,400              32,550
Duff & Phelps Credit Rating ..........              400              26,750
Education Management Corp.* ..........            1,300              26,975
EG&G, Inc. ...........................            1,800              64,125
F.Y.I., Inc.* ........................              500              15,688
Fisher Scientific Interantional,
  Inc.* ..............................            2,000              44,625
Forrester Research, Inc.* ............              300               7,500
Franklin Covey Co.* ..................              900               6,638
General Binding Corp. ................              300               7,050
Getty Images, Inc.* ..................            1,000              18,875
Group Maintenence America
  Corp.* .............................              900              11,644
InaCom Corp.* ........................            2,308              29,138
Informix Corp.* ......................            9,000              76,781
Interim Services, Inc.* ..............            2,200              45,375
ITT Educational Services, Inc.* ......            1,000              26,062

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Kelly Services, Inc., Class A .......           1,300          $    41,762
Kroll-O'Gara Co.* ...................             500               11,031
Labor Ready, Inc.* ..................           1,300               42,250
Landauer, Inc. ......................             300                8,850
Lason, Inc.* ........................             700               34,737
Learning Tree International,
  Inc.* .............................             500                5,469
Maximus, Inc.* ......................             500               14,375
MemberWorks, Inc.* ..................             600               17,400
Metamor Worldwide, Inc.* ............           1,500               36,094
Metzler Group, Inc.* ................           1,550               42,819
Mpath Interactive, Inc.* ............             900               19,800
Navigant International, Inc. ........               1                    8
NCO Group, Inc.* ....................             600               22,800
NFO Worldwide, Inc.* ................             800               11,200
Norrell Corp. .......................           1,200               22,575
Ogden Corp. .........................           1,700               45,794
Olsten Corp. ........................           3,400               21,462
On Assignment, Inc.* ................             500               13,063
Pegasystems, Inc.* ..................             900                9,225
Personnel Group of America,
  Inc.* .............................           2,100               21,000
Pharmaceutical Product
  Development, Inc.* ................             900               24,637
Piston Brink's Group ................           1,500               40,125
Policy Management Systems
  Corp.* ............................           1,400               42,000
PrePaid Legal Services, Inc.* .......           1,200               32,625
Preview Travel, Inc.* ...............             900               19,744
ProBusiness Services, Inc.* .........             850               30,494
Professionals Group, Inc.* ..........           1,400               47,250
Profit Recovery Group
  International, Inc.* ..............             800               37,850
Renaissance Worldwide, Inc.* ........           1,300               10,359
Rent-Way, Inc.* .....................           1,200               29,550
Romac International, Inc.* ..........           2,540               22,542
SCM Microsystems, Inc.* .............             600               27,825
Seitel, Inc.* .......................           1,200               19,425
SITEL Corp.* ........................           1,400                4,113
SPR, Inc.* ..........................             600                3,188
Staff Leasing, Inc.* ................           1,300               16,737
StaffMark, Inc.* ....................           2,000               20,062
Strayer Education, Inc. .............             600               18,412
Superior Consultant Holdings
  Corp.* ............................             300                7,406
Sybase, Inc.* .......................           4,600               50,600
TeleTech Holdings, Inc.* ............           1,100               11,138
URS Corp.* ..........................             900               26,381
US Office Products Co.* .............           2,800               15,050
Veritas DGC, Inc.* ..................           1,300               23,806
Visual Networks, Inc.* ..............             900               28,800
Volt Infomation Sciences, Inc.* .....             500               11,438
Wackenhut Corp., Class A* ...........             600               17,850
Wackenhut Corrections Corp. .........             500                9,906
Wallace Computer Services, Inc. .....           2,200               55,000
                                                               -----------
                                                                 2,330,986
                                                               -----------
TRUCKING, SHIPPING (1.7%)
Air Express International Corp. .....           2,000               50,750
Airborne Freight Corp. ..............           2,000               55,375
AMERCO* .............................             400                9,000
American Freightways Corp.* .........             900               17,606


--------------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Arnold Industries, Inc. .............           1,600          $    24,700
Avondale Industries, Inc.* ..........             700               27,300
C.H. Robinson Worldwide, Inc. .......           2,000               73,500
Consolidated Freightways Corp.*                 1,600               20,550
Eagle USA Airfreight, Inc.* .........             600               25,462
Fritz Cos., Inc.* ...................           1,300               13,975
Halter Marine Group, Inc.* ..........           1,400                9,275
Heartland Express, Inc.* ............           1,500               24,562
Hvide Marine, Inc., Class A .........             100                  216
Iron Mountain, Inc.* ................           1,350               38,644
J.B. Hunt Transport Services, Inc.              1,000               16,250
Kirby Corp.* ........................           1,375               29,133
Knight Transportation, Inc.* ........             350                7,481
Landstar Systems, Inc.* .............             400               14,438
M.S. Carriers, Inc.* ................             400               11,863
OMI Corp.* ..........................             400                  825
Overseas Shipholding Group, Inc.                1,300               16,738
Pittston BAX Group ..................           1,600               15,200
Roadway Express, Inc. ...............             600               11,625
Swift Transportation Co., Inc.* .....           1,850               40,700
United Rentals North America,
  Inc. ..............................              88                2,596
USFreightways Corp. .................           1,400               64,837
Werner Enterprises, Inc. ............           1,500               31,125
Wisconsin Central Transport
  Corp.* ............................           2,400               45,300
XTRA Corp.* .........................             700               32,156
Yellow Corp.* .......................           1,200               21,300
                                                               -----------
                                                                   752,482
                                                               -----------
  TOTAL BUSINESS SERVICES ...........                            4,760,728
                                                               -----------
CAPITAL GOODS (10.9%)
AEROSPACE (0.7%)
AAR Corp. ...........................           1,450               32,897
BE Aerospace, Inc.* .................           1,200               22,425
Curtiss-Wright Corp. ................             400               15,550
Cymer, Inc.* ........................           1,500               37,500
Fairchild Corp.* ....................             946               12,062
GenCorp, Inc. .......................           1,600               40,400
General Motors Corp., Class H .......             529               29,728
Hexcel Corp.* .......................             700                7,088
Kaman Corp., Class A ................           1,700               26,669
Kellstrom Industries, Inc.* .........             500                9,125
Moog, Inc., Class A* ................             200                6,875
Orbital Sciences Corp.* .............           1,500               35,437
REMEC, Inc.* ........................             900               14,512
Scott Technologies, Inc.* ...........             700               13,475
Titan Corp. .........................           1,000               11,000
                                                               -----------
                                                                   314,743
                                                               -----------
BUILDING & CONSTRUCTION (2.3%)
A.O. Smith Corp .....................           1,050               29,400
Ameron International Corp. ..........             400               17,650
Butler Manufacturing Co. ............             300                8,381
Champion Enterprises, Inc.* .........           2,000               37,250
Coachman Industries, Inc. ...........             800               18,600
Crossmann Communities, Inc.* ........             300                8,719
Dal-Tile International, Inc.* .......           2,000               22,750
Del Webb Corp. ......................             800               19,100
Dycom Industries, Inc.* .............             900               50,400
Elcor Corp. .........................             800               34,950
Fairfield Communities, Inc.* ........           2,500               40,312

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Fleetwood Enterprises, Inc. .........            1,200         $    31,725
Foster Wheeler Corp. ................            2,600              36,725
Global Industries Ltd.* .............            2,400              30,750
Granite Construction, Inc. ..........            1,200              35,175
Insituform Technologies* ............            1,500              32,438
Integrated Electrical Services,
  Inc.* .............................            1,200              19,350
Jacobs Engineering Group, Inc.*                  1,300              49,400
Kaufman & Broad Home Corp. ..........            2,300              57,212
Kennametal, Inc. ....................            1,000              31,000
M.D.C. Holdings, Inc. ...............              800              17,200
Morrison Knudsen Corp.* .............            1,200              12,375
National R.V. Holdings, Inc.* .......              700              16,975
NCI Building Systems, Inc.* .........            1,300              27,788
Newport News Shipbuilding, Inc.                  2,000              59,000
Nortek, Inc.* .......................              500              15,656
Palm Harbor Homes, Inc.* ............            1,000              25,063
Pulte Corp. .........................            1,300              29,981
Republic Group, Inc. ................              400               7,200
Service Experts, Inc.* ..............              800              17,550
Simpson Manufacturing Co.,
  Inc.* .............................              300              14,250
Standard Pacific Corp. ..............            1,600              20,700
Thomas Industries, Inc. .............            1,200              24,600
Thor Industries, Inc. ...............              600              17,025
TJ International, Inc. ..............            1,100              34,100
Toll Brothers, Inc.* ................            1,500              32,156
U.S. Home Corp.* ....................              500              17,750
Walter Industries, Inc.* ............            2,000              25,875
Watts Industries, Inc., Class A .....              800              15,350
                                                               -----------
                                                                 1,041,881
                                                               -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.3%)
Apogee Enterprises, Inc. ............            1,500              20,156
Centex Construction Products,
  Inc. ..............................              500              17,063
Deltic Timber Corp. .................              900              24,244
Fedders Corp. .......................            1,500              10,031
Florida Rock Industries, Inc. .......              900              40,950
Griffon Corp.* ......................            2,000              15,625
Holophane Corp.* ....................              500              19,063
HomeBase, Inc.* .....................            3,100              19,569
Hughes Supply, Inc. .................            1,100              32,656
Hussmann International, Inc. ........            2,400              39,750
Kaydon Corp. ........................            1,800              60,525
Lone Star Industries, Inc. ..........            1,000              37,562
Modine Manufacturing Co. ............            1,000              32,563
Park Electrochemical Corp. ..........              400              11,500
Regal-Beloit Corp. ..................            1,000              23,625
Sturm Ruger & Co., Inc. .............            1,900              20,306
Texas Industries, Inc. ..............            1,000              38,750
The Scotts Co.* .....................            1,000              47,625
Toro Co. ............................              800              31,500
Universal Forest Products, Inc. .....              800              17,200
                                                               -----------
                                                                   560,263
                                                               -----------
ELECTRICAL EQUIPMENT (4.5%)
ADTRAN, Inc.* .......................              900              32,737
Advanced Energy Industries,
  Inc.* .............................              400              16,225
AMETEK, Inc. ........................            1,700              39,100


--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Applied Power, Inc. Class A .........            2,040         $    55,717
Arctic Cat, Inc. ....................              900               8,044
Barnes Group, Inc. ..................              600              13,050
Benchmark Electronics, Inc.* ........              400              14,375
Comfort Systems USA, Inc.* ..........            2,000              36,000
CommScope, Inc.* ....................            2,300              70,725
Credence Systems Corp.* .............            1,200              44,550
Cypress Semiconductor Corp.* ........            4,100              67,650
Dallas Semiconductor Corp. ..........            1,500              75,750
Electro Rent Corp.* .................              700               7,525
Electroglas, Inc.* ..................            1,100              22,000
Esterline Technologies Corp.* .......              800              11,500
Exar Corp.* .........................              800              19,800
Flowserve Corp. .....................            1,800              34,087
Franklin Electric Co., Inc. .........              200              13,000
General Semiconductor, Inc.* ........            1,400              12,775
Genlyte Group, Inc.* ................            1,000              22,438
Harman International Industries,
  Inc. ..............................            1,000              44,000
Harmon Industries, Inc. .............            1,000              19,813
IGEN International, Inc.* ...........              500              14,563
Kulicke & Soffa Industries* .........            1,400              37,537
Lam Research Corp.* .................            1,800              84,037
Level One Communications, Inc.                      50               2,447
Marshall Industries* ................            1,300              46,719
Mentor Graphics Corp.* ..............            3,200              41,000
Methode Electronics, Inc.,
  Class A ...........................            2,100              48,037
Mettler-Toledo International,
  Inc.* .............................            2,100              52,106
Micrel, Inc.* .......................              800              59,200
MMC Networks, Inc.* .................            1,400              62,650
Nevada Power Co. ....................            2,900              72,500
OEC Medical Systems, Inc.* ..........              200               4,900
PairGain Technologies, Inc.* ........            3,000              34,500
Photronics, Inc.* ...................            1,300              31,850
Pioneer-Standard Electronics ........            1,200              14,400
Plexus Corp.* .......................              700              21,088
Power Integrations, Inc.* ...........              600              43,875
Powerwave Technologies, Inc.* .......              800              25,800
Public Service Co. of New
  Mexico, Inc. ......................            2,700              53,662
Quanta Services, Inc.* ..............            1,000              44,000
Rayovac Corp.* ......................            1,700              38,569
Recoton Corp.* ......................              300               2,728
RPC, Inc. ...........................              600               5,250
Sawtek, Inc.* .......................              500              22,937
Scotsman Industries, Inc. ...........              400               8,625
Semtech Corp.* ......................              800              41,700
Sensormatics Electronics Corp.* .....            3,300              45,994
Silicon Valley Group, Inc.* .........            2,000              33,625
Siliconix, Inc.* ....................              300              10,275
SIPEX Corp.* ........................            1,100              22,550
Sunrise Medical, Inc.* ..............            1,200               8,550
Tecumseh Products Co., Class A.......            1,000              60,562
ThermoQuest Corp.* ..................              700               9,319
TNP Enterprises, Inc. ...............              500              18,125
Transwitch Corp.* ...................            1,000              47,375
Triquint Semiconductor, Inc.* .......              300              17,044
UCAR International, Inc.* ...........            2,500              63,125
Ultratech Stepper, Inc.* ............            1,500              22,594
Unitrode Corp.* .....................            1,500              43,031

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Veeco Instruments, Inc.* .............            400           $    13,600
Vicor Corp.* .........................            900                19,069
Watsco, Inc. .........................            900                14,738
X-Rite, Inc. .........................            100                   644
                                                                -----------
                                                                  2,045,761
                                                                -----------
MACHINERY (2.1%)
Agco Corp. ...........................          2,300                26,019
Albany International Corp.,
  Class A* ...........................          1,320                27,390
Anchor Gaming* .......................            300                14,419
Applied Industrial Technologies,
  Inc. ...............................          1,000                19,000
Astec Industries, Inc.* ..............            900                36,675
Baldor Electric Co. ..................          1,400                27,825
Chart Industries, Inc. ...............            850                 6,694
CMI Corp., Class A ...................          1,700                15,513
Cognex Corp.* ........................          1,600                50,500
Columbus McKinnon Corp. ..............            600                14,400
Commercial Intertech Corp. ...........            600                 9,563
Gardner Denver, Inc.* ................            600                 9,675
Global Industrial Technologies,
  Inc.* ..............................            800                 9,650
Graco, Inc. ..........................            750                22,031
Hardinge, Inc. .......................            900                15,806
IDEX Corp. ...........................          1,400                46,025
Imation Corp.* .......................          2,200                54,587
JLG Industries, Inc. .................          2,100                42,787
L.S. Starrett Co., Class A ...........            400                10,750
Lincoln Electric Holdings ............          2,200                45,100
Lindsay Manufacturing Co. ............            550                 9,659
MagneTek, Inc.* ......................          1,700                17,956
Manitowoc Co., Inc. ..................          1,500                62,437
MascoTech, Inc. ......................          1,800                30,487
Milacron, Inc. .......................          1,700                31,450
NACCO Industries, Inc. Class A........            300                22,050
National Oilwell, Inc.* ..............          1,700                23,800
Nordson Corp. ........................            600                36,750
Presstek, Inc.* ......................          1,200                 8,663
PRI Automation, Inc.* ................            800                29,000
Robbins & Myers, Inc. ................            300                 6,694
Sequa Corp., Class A* ................            300                21,000
Specialty Equipment Co.'s, Inc.* .....            600                17,662
Speedfam-Ipec, Inc.* .................          1,181                18,970
Stewart & Stevenson Services,
  Inc. ...............................          1,900                28,975
Tennant Co. ..........................            400                12,800
Terex Corp.* .........................            900                27,394
Thermo Fibertek, Inc.* ...............          1,300                 9,263
UNOVA, Inc.* .........................          1,800                28,575
Woodward Governor Co. ................            300                 7,800
                                                                -----------
                                                                    955,794
                                                                -----------
  TOTAL CAPITAL GOODS ................                            4,918,442
                                                                -----------
CONSUMER CYCLICALS (12.6%)
AIRLINES (0.6%)
AirTran Holdings, Inc.* ..............          3,900                22,425
Alaska Air Group, Inc.* ..............          1,300                54,275
America West Holdings Corp.,
  Class B* ...........................          1,600                30,200
Amtran, Inc.* ........................            500                12,313


--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Atlantic Coast Airlines
  Holdings* ..........................            600           $    11,400
Atlas Air, Inc.* .....................            600                19,350
Aviall, Inc.* ........................          1,300                24,456
Aviation Sales Co.* ..................            500                19,750
Mesaba Holdings, Inc.* ...............            600                 7,650
Midwest Express Holdings, Inc. .......            950                32,300
SkyWest, Inc. ........................          1,100                27,431
Trans World Airlines, Inc.* ..........          2,900                14,319
                                                                -----------
                                                                    275,869
                                                                -----------
APPAREL & TEXTILES (2.0%)
Brown Shoe Company, Inc. .............          1,400                30,450
Buckle, Inc.* ........................            300                 8,625
Burlington Coat Factory
  Warehouse Corp. ....................            800                15,450
Burlington Industries, Inc.* .........          3,600                32,625
Cato Corp., Class A ..................            900                10,463
Charming Shoppes, Inc.* ..............          4,700                28,641
Collins & Aikman Corp. ...............          2,800                21,350
Columbia Sportswear Co.* .............            400                 6,150
Dan River, Inc.* .....................            900                 6,638
Donna Karan International, Inc.*                  700                 6,956
Dress Barn, Inc.* ....................            800                12,800
Enesco Group, Inc. ...................            700                16,188
Finish Line, Inc., Class A* ..........          1,000                11,250
Footstar, Inc.* ......................          1,000                37,187
G&K Services, Inc., Class A ..........            900                47,137
Genesco, Inc.* .......................          1,200                17,475
Goody's Family Clothing, Inc.* .......          1,500                17,156
Guess ?, Inc.* .......................          1,000                13,813
Guilford Mills, Inc. .................            800                 8,300
Gymboree Corp.* ......................          1,700                17,850
Interface, Inc. ......................          2,100                18,112
Jones Apparel Group, Inc. ............              1                    45
Just For Feet, Inc.* .................          1,100                 7,081
Kellwood Co. .........................          1,100                29,837
Men's Wearhouse, Inc.* ...............          1,143                29,146
Michaels Stores, Inc.* ...............          1,500                45,937
Nautica Enterprises, Inc.* ...........          1,600                27,000
OshKosh B'Gosh, Inc.* ................            600                12,675
Oxford Industries, Inc. ..............            300                 8,494
Pacific Sunwear of California,
  Inc.* ..............................          1,650                40,219
Phillips-Van Heusen Corp. ............          1,500                14,813
Polymer Group, Inc.* .................          1,000                11,750
Quicksilver, Inc.* ...................          1,200                31,275
Reebok International Ltd.* ...........          1,600                29,800
Russell Corp. ........................          1,400                27,300
Shoe Carnival, Inc.* .................            900                15,300
St. John Knits, Inc. .................            700                20,475
Stein Mart, Inc.* ....................          1,900                17,813
Stride Rite Corp. ....................          2,700                27,844
Timberland Co., Class A* .............            400                27,225
Unifi, Inc.* .........................          2,300                48,875
Wet Seal, Inc., Class A* .............            800                22,900
                                                                -----------
                                                                    880,420
                                                                -----------
AUTO RELATED (2.1%)
Action Performance Cos., Inc.* .......            700                23,100
Aftermarket Technology Corp.* ........          1,000                11,375
Arvin Industries, Inc. ...............          1,300                49,237

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Avis Rent A Car, Inc.* ................            1,300         $    37,862
Bandag, Inc. ..........................            1,000              34,687
Budget Group, Inc.* ...................            1,700              20,931
Copart, Inc.* .........................              800              17,000
CSK Auto Corp.* .......................              700              18,900
Detroit Diesel Corp. ..................              200               4,925
Discount Auto Parts, Inc.* ............              900              21,713
Exide Corp. ...........................            1,000              14,750
Group I Automotive, Inc.* .............              700              14,788
Hayes Lemmerz
  International, Inc.* ................            1,000              29,375
Keystone Automotive
  Industries, Inc.* ...................              900              15,638
Littelfuse, Inc.* .....................              900              17,325
McGrath Rentcorp ......................            1,100              22,000
Midas, Inc. ...........................              800              22,700
Miller Industries, Inc.* ..............            1,900               7,481
Monaco Coach Corp.* ...................              600              25,387
O'Reilly Automotive, Inc.* ............              800              40,300
OEA, Inc. .............................              900               7,988
Pennzoil-Quaker State Co. .............            3,100              46,500
Penske Motorsports, Inc.* .............              500              24,812
Pep Boys Manny Moe & Jack .............            2,200              47,575
Polaris Industries, Inc. ..............            1,500              65,250
Precision Castparts Corp. .............            1,300              55,250
Rental Service Corp.* .................            1,400              40,075
Rollins Truck Leasing Corp. ...........            3,450              38,381
Sauer, Inc. ...........................              600               6,450
Standard Motor Products, Inc. .........              300               7,350
Standard Products Co. .................              700              17,938
Superior Industries, International,
  Inc. ................................            1,100              30,044
Titan International, Inc.* ............            1,700              20,188
Tower Automotive* .....................            1,900              48,331
Tyler Corp.* ..........................              700               4,813
United Auto Group, Inc.* ..............              500               5,125
Westinghouse Air Brake Co. ............            1,100              28,531
Wynn's International, Inc. ............              700              12,906
                                                                 -----------
                                                                     956,981
                                                                 -----------
AUTOS & TRUCKS (0.2%)
Dura Automotive Systems, Inc.*                     1,000              33,250
LithiaI Motors, Inc., Class A* ........              800              16,400
Oshkosh Truck Corp. ...................              600              30,187
Wabash National Corp. .................            1,500              29,063
                                                                 -----------
                                                                     108,900
                                                                 -----------
FOOD SERVICES, LODGING (1.8%)
Applebee's International, Inc. ........            1,400              42,175
Avado Brands, Inc. ....................            2,100              17,588
Bob Evans Farms, Inc. .................            1,900              37,762
Buffets, Inc.* ........................            2,800              32,200
CBRL Group, Inc. ......................            2,300              39,819
CEC Entertainment, Inc.* ..............            1,100              46,475
Cheesecake Factory, Inc.* .............            1,150              35,075
CKE Restaurants, Inc. .................            2,000              32,500
Consolidated Products, Inc.* ..........            1,650              29,700
Extended Stay America, Inc.* ..........            3,400              40,800
Foodmaker, Inc.* ......................            1,900              53,912
Host Marriott Services Corp.* .........            1,100               8,938
IHOP Corp.* ...........................            1,100              26,469


--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Landry's Seafood Resaurants,
  Inc.* ...............................            2,100         $    16,800
Lone Star Steakhouse & Saloon,
  Inc.* ...............................            1,700              16,522
Marcus Corp. ..........................            1,100              13,544
NPC International, Inc.* ..............              500               7,688
O'charleys, Inc.* .....................              500               8,000
Papa John's International, Inc.* ......            1,000              44,687
Prime Hospitality Corp.* ..............            2,500              30,000
Red Roof Inns, Inc.* ..................            1,300              23,319
Ruby Tuesday, Inc. ....................            1,500              28,500
Ryan's Family Steak Houses,
  Inc.* ...............................            1,900              22,087
Sbarro, Inc.* .........................              600              16,238
Sonic Corp.* ..........................              900              29,362
Station Casinos, Inc.* ................            1,000              20,375
Sunterra, Corp.* ......................            1,400              19,512
Vail Resorts, Inc.* ...................            1,700              29,750
Wyndham International,
  Class A* ............................            7,800              35,100
                                                                 -----------
                                                                     804,897
                                                                 -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.4%)
Aaron Rents, Inc. .....................              800              17,800
Basset Furniture Industries, Inc. .....              600              13,725
Bush Industries, Class A ..............              100               1,663
Central Garden & Pet Co.* .............            1,100              11,275
Cost Plus, Inc.* ......................              600              27,300
Department 56, Inc.* ..................              900              24,188
Ethan Allen Interiors, Inc. ...........            1,700              64,175
Furniture Brands International,
  Inc.* ...............................            1,900              52,962
Haverty Furniture Cos., Inc. ..........              800              28,150
Heilig-Meyers Co. .....................            2,900              19,756
Kimball International Inc.,
  Class B .............................            1,500              25,312
La-Z-Boy, Inc. ........................            2,600              59,800
Libbey, Inc. ..........................            1,200              34,800
Mikasa, Inc. ..........................            1,200              13,575
O'Sullivan Industries Holdings,
  Inc.* ...............................            1,200              20,400
Pillowtex Corp. .......................              500               8,156
Rent A Center, Inc.* ..................              800              19,200
SLI, Inc.* ............................              650              17,550
Spiegel, Inc., Class A* ...............              700               6,213
Spring Industries, Inc., Class A ......              800              34,900
Sunbeam Corp.* ........................            3,400              26,987
The Bombay Company, Inc.* .............            2,800              21,000
Tupperware Corp. ......................            2,400              61,200
Virco Mfg Corporation .................              700              11,288
Windmere-Durable Holdings,
  Inc.* ...............................            1,000              16,875
                                                                 -----------
                                                                     638,250
                                                                 -----------
LEISURE RELATED (1.3%)
Entertaiment, Inc. ....................              900              16,875
AMC Entertainment, Inc.* ..............              700              13,387
AMF Bowling, Inc.* ....................            3,600              30,375
Authentic Fitness Corp. ...............              600              10,500
Aztar Corp.* ..........................            1,900              17,456

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Bally Total Fitness Holding
  Corp.* .............................            1,200         $    34,050
Boyd Gaming Corp.* ...................            1,800              12,600
Boyds Collection Ltd.* ...............            3,300              57,131
Callaway Golf Co. ....................            3,000              43,875
Carmike Cinemas, Inc., Class A*                     500               7,969
Championship Auto Racing* ............              200               5,988
Coleman Co., Inc.* ...................              500               4,688
Family Golf Centers, Inc.* ...........            1,000               7,687
Florida Panthers Holdings, Inc.* .....            1,400              14,962
GC Cos., Inc.* .......................              400              14,300
GTECH Holdings Corp.* ................            1,900              44,769
Hollywood Park, Inc.* ................            1,200              20,400
Jerks Pacific, Inc.* .................              600              17,887
Marvel Enterprises, Inc.* ............            1,200               8,850
Midway Games, Inc.* ..................            1,159              14,995
ParkerVision, Inc.* ..................              400              14,000
Pegasus Systems, Inc.* ...............              500              18,719
Racing Champions Corp.* ..............              700               4,988
Regis Corp. ..........................            1,550              29,741
Scientific Games Holdings Corp.*                    800              15,600
Steinway Musical Instrument,
  Inc.* ..............................              700              18,550
The Topps Co., Inc.* .................            6,200              45,144
Trendwest Resorts, Inc.* .............              400               8,925
West Marine, Inc.* ...................            1,000              14,562
WMS Industries, Inc.* ................            1,500              25,500
                                                                -----------
                                                                    594,473
                                                                -----------
PHOTO & OPTICAL (0.5%)
BMC Industries, Inc. .................            1,900              19,594
CPI Corp. ............................              300               9,900
Metromedia International Group,
  Inc.* ..............................            2,700              20,250
Oakley, Inc.* ........................            1,400               9,975
Ocular Sciences, Inc.* ...............              700              12,163
Polaroid Corp. .......................            2,500              69,062
Sola International, Inc.* ............            1,100              21,381
Sunglass Hut International, Inc.*                 2,500              42,969
Wesley Jessen Visioncare, Inc.* ......              800              25,900
                                                                -----------
                                                                    231,194
                                                                -----------
RETAIL--GENERAL (2.7%)
7-Eleven, Inc.* ......................            6,900              15,309
99 Cents Only Stores* ................              675              33,708
Ames Department Stores, Inc.* ........            1,000              45,625
AnnTaylor Stores Corp.* ..............              900              40,500
Barnesandoble.Com, Inc.* .............              800              14,400
Beyond.Com Corporation* ..............              700              20,081
Borders Group, Inc.* .................            3,200              50,600
Casey's General Stores, Inc. .........            3,100              46,500
CDnow, Inc.* .........................            1,032              18,189
CellStar Corp.* ......................            1,500              11,813
Children's Place Retail Stores,
  Inc.* ..............................              900              36,450
Coldwater Creek, Inc.* ...............              500               9,750
CompUSA, Inc.* .......................            3,600              26,775
Corporate Express, Inc.* .............            3,600              25,200
Creative Computers, Inc.* ............              900               7,200
Daisytek International Corp.* ........            1,400              22,838
dELiA*s, Inc.* .......................              400               5,400
Factory 2-U Stores, Inc.* ............              800              14,800


--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Fatbrain.Com, Inc.* ..................              600         $    10,050
Fossil, Inc.* ........................              500              24,187
General Nutrition Cos., Inc.* ........            2,700              62,944
Guitar Center, Inc.* .................              900               9,394
Handleman Co.* .......................            2,100              24,806
Hanover Direct, Inc.* ................            4,100              11,531
Hollywood Entertainment Corp.*                    1,500              29,344
JLK Direct Distribution,Inc.,
  Class A* ...........................              800               7,450
Jo-Ann Stores, Inc., Class A* ........              700              10,500
Jostens, Inc. ........................            1,800              37,912
Kenneth Cole Productions,
  Class A* ...........................              300               8,363
Lands' End, Inc.* ....................              600              29,100
Micro Warehouse, Inc.* ...............            1,800              32,175
Mills Corp. ..........................              700              15,181
Movado Group, Inc. ...................              800              20,700
Musicland Stores Corp.* ..............            1,600              14,200
Neiman Marcus Group, Inc. ............              700              17,981
Officemax, Inc.* .....................            4,600              55,200
Oneida Ltd. ..........................              900              25,312
ONSALE, Inc.* ........................              600              11,363
Party City Corp.* ....................              300               1,153
PETSMART, Inc.* ......................            6,400              65,600
Pier 1 Imports, Inc. .................            4,000              45,000
Russ Berrie & Co., Inc. ..............              600              14,850
ShopKo Stores, Inc.* .................            1,200              43,500
Talbots, Inc. ........................              700              26,687
Trans World Entertainment
  Corp* ..............................            2,050              23,063
United Stationers, Inc.* .............            1,800              39,600
Value City Department Stores,
  Inc.* ..............................              700               8,575
WD-40 Co. ............................              600              15,000
Winnebago Industries, Inc. ...........              600              13,500
Wolverine World Wide, Inc. ...........            1,900              26,600
                                                                -----------
                                                                  1,225,959
                                                                -----------
  TOTAL CONSUMER CYCLICALS ...........                            5,716,943
                                                                -----------
CONSUMER NON-CYCLICALS (11.5%)
BEVERAGES (0.4%)
Aquarion Co. .........................              900              31,275
Beringer Wine Estates Holdings,
  Inc., Class B* .....................              900              37,603
Canandaigua Wine, Inc.* ..............            1,000              52,437
Coca-Cola Bottling Co. ...............              400              22,400
Robert Modavi Corp., Class A* ........              500              18,188
                                                                -----------
                                                                    161,903
                                                                -----------
CONTAINERS (0.2%)
CUNO, Inc.* ..........................            1,200              22,950
EarthShell, Corp.* ...................            1,000               7,000
Gaylord Container Corp.,
  Class A* ...........................            2,500              19,844
Greif Brothers Corp., Class A ........              600              15,300
Interpool, Inc. ......................              600               7,800
Shorewood Packaging Corp.* ...........              950              17,515
Silgan Holdings, Inc.* ...............              600              11,925
                                                                -----------
                                                                    102,334
                                                                -----------
DRUGS (2.6%)
Algos Pharmaceuticals Corp.* .........              500              11,031

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
Alkermes, Inc.* ......................           1,100          $    25,438
Alpharma, Inc. .......................           1,200               42,675
AmeriSource Health Corp.,
  Class A* ...........................           2,200               56,100
Aviron* ..............................             600               17,250
Barr Laboratories, Inc.* .............             800               31,900
Bio-Rad Laboratories, Inc.,
  Class A* ...........................             500               13,063
Block Drug Co., Inc., Class A ........             915               38,144
Carter-Wallace, Inc. .................           1,200               21,825
Cephalon, Inc.* ......................           1,300               22,588
ChiRex, Inc.* ........................             800               25,700
Columbia Laboratories, Inc.* .........           1,600               13,700
Coulter Pharmaceutical, Inc.* ........           1,100               24,819
Duane Reade, Inc.* ...................           1,100               33,687
Dura Pharmaceuticals, Inc.* ..........           2,100               25,069
EntreMed, Inc.* ......................             500               11,250
GelTex Pharmaceuticals, Inc.* ........           1,000               18,000
Gensia Sicor, Inc.* ..................           4,900               20,825
Gilead Sciences, Inc.* ...............           1,500               78,375
Guilford Pharmaceuticals, Inc.* ......             800               10,200
Herbalife International, Class A......             800                8,750
IDEC Pharmaceuticals Corp.* ..........             900               69,356
ImClone Systems, Inc.* ...............           1,100               27,912
Incyte Pharmaceuticals, Inc.* ........           1,300               34,369
Isis Pharmaceuticals, Inc.* ..........           1,400               14,263
Jones Medical Industries, Inc. .......           1,200               47,250
Ligand Pharmaceuticals, Inc.,
  Class B* ...........................           2,100               23,363
Lipsome Co., Inc.* ...................           1,800               34,425
Medicis Pharmaceutical Corp.,
  Class A* ...........................           1,300               32,987
Millennium Pharmaceuticals,
  Inc.* ..............................           1,600               57,600
NBTY, Inc.* ..........................           2,800               18,200
NCS HealthCare, Inc., Class A* .......             700                3,806
NeXstar Pharmaceuticals, Inc.* .......           1,300               25,919
PathoGenesis Corp.* ..................           1,100               15,606
Perrigo Co.* .........................           4,000               30,500
Pharmacyclics, Inc.* .................             500               14,000
Rexall Sundown, Inc.* ................           2,100               25,594
Roberts Pharmaceutical Corp.* ........           1,500               36,375
Sicor, Inc.* .........................             300                1,275
Triangle Pharmaceuticals, Inc.* ......           1,200               21,600
Twinlab Corp.* .......................           1,900               16,328
US Bioscience, Inc.* .................           2,000               19,250
Vertex Pharmaceuticals, Inc.* ........           1,300               31,362
West Pharmaceutical Services .........             557               21,862
                                                                -----------
                                                                  1,173,591
                                                                -----------
FOODS (1.5%)
Agribrands International, Inc.* ......             800               31,650
American Italian Pasta Co.,
  Class A* ...........................             800               24,300
Aurora Foods, Inc.* ..................             700               12,250
Chiquita Brands international,
  Inc. ...............................           3,000               27,000
Corn Products International, Inc.                1,800               54,787
Del Monte Foods Co.* .................           3,200               53,600
Delta & Pine Land Co. ................           1,600               50,400
Dreyer's Grand Ice Cream, Inc. .......           1,200               18,150
Earthgrains Co. ......................           2,000               51,625


--------------------------------------------------------------------------------
                                                  NUMBER             VALUE
                                                OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
International Home Foods, Inc.*                    700          $    12,906
International Multifoods Corp. .......           1,000               22,563
J.M. Smucker Co., Class A ............           1,300               28,925
Lance, Inc. ..........................           1,900               29,687
Michael Foods, Inc. ..................           1,000               23,500
Performance Food Group, Co.* .........             500               13,594
Pilgrims Pride Corp. .................             500               15,000
Ralcorp Holdings, Inc.* ..............           1,380               22,166
Richfood Holdings, Inc. ..............           2,300               40,537
Riviana Foods, Inc.* .................             800               15,000
Smithfield Foods, Inc.* ..............           1,300               43,469
Supergen, Inc.* ......................           1,100               16,844
Universal Foods Corp. ................           2,800               59,150
Vlasic Foods International, Inc.*                1,500               10,969
Zapata Corp. .........................             600                5,100
                                                                -----------
                                                                    683,172
                                                                -----------
HOSPITAL SUPPLIES &
  SERVICES (5.7%)
Acuson Corp.* ........................           1,000               17,188
Advance Paradigm, Inc.* ..............             400               24,400
Affymetrix, Inc.* ....................             700               34,562
ALARIS Medical, Inc.* ................             700                2,363
American HomePatient, Inc. ...........             200                  313
AmeriPath, Inc.* .....................           1,100                9,488
Apria Healthcare Group, Inc.* ........           2,400               40,800
Arrow International, Inc. ............             500               12,938
Ballard Medical Products .............           1,900               44,294
Beverly Enterprises* .................           3,500               28,219
Bindley Western Industries, Inc. .....           1,567               36,131
Bio-Technology General Corp.* ........           2,500               16,250
Biomatrix, Inc.* .....................             600               12,975
Capital Senior Living Corp.* .........             500                5,000
CareMatrix Corp.* ....................             400                4,975
Chemed Corp. .........................             400               13,300
Closure Medical Corp.* ...............             300                9,000
Coherent, Inc.* ......................           1,200               22,350
Coinstar, Inc.* ......................             900               25,819
CONMED Corp.* ........................             700               21,438
Cooper Cos., Inc. ....................           1,000               24,937
COR Therapeutiics, Inc.* .............           1,200               17,700
Covance, Inc.* .......................           2,900               69,419
Cyberonics, Inc.* ....................           1,300               16,250
Cytyc Corp.* .........................           1,100               21,450
Datascope Corp.* .....................             900               28,912
Dendrite International, Inc.* ........           1,000               36,125
Diagnostic Products Corp. ............             600               16,575
Eclipse Surgical Tech, Inc.* .........           1,300               14,056
Eclipsys Corp.* ......................           1,000               23,938
Enzon, Inc.* .........................           1,400               28,962
First Health Group Corp.* ............           2,000               43,125
Gliatech, Inc.* ......................             700               17,850
Haemonetics Corp.* ...................           1,200               24,075
Hanger Orthopedic Group, Inc.*                     500                7,094
Henry Schein, Inc.* ..................           1,100               34,856
Hooper Holmes, Inc. ..................           1,800               36,675
Human Genome Sciences, Inc.* .........           1,100               43,450
IDEXX Laboratories, Inc.* ............           1,900               44,294
IDX Systems Corp.* ...................             900               20,306
IMPATH, Inc.* ........................             600               16,200
Inhale Therapeutic Systems, Inc.*                  600               14,288
Integrated Health Services* ..........           3,300               26,400

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Invitrogen, Corp.* ...................            700           $    17,281
Ivacare Corp. ........................          1,600                42,800
K-V Pharmaceutical Co.,
  Class B* ...........................            800                12,700
King Pharmaceuticals, Inc.* ..........          1,000                25,875
Laser Vision Centers, Inc.* ..........            400                25,200
Lasersight, Inc.* ....................          1,100                17,875
LTC Healthcare, Inc.* ................             90                   174
Magellan Health Services, Inc.* ......          2,200                22,000
Maxxim Medical, Inc.* ................            700                16,319
Medaphis Corp.* ......................          4,700                27,025
Medical Manager, Corp.* ..............            500                22,125
Medpartners, Inc.* ...................          8,400                63,000
MedQuist, Inc.* ......................          1,800                78,750
Mentor Corp. .........................          1,000                18,625
Metals USA, Inc.* ....................          2,100                26,775
Mid Atlantic Medical Services,
  Inc.* ..............................          3,000                29,625
Neurogen Corp.* ......................            500                 7,313
Novoste Corp.* .......................            500                10,500
Onhealth Network Company* ............          1,100                11,688
Organogenesis, Inc.* .................          2,000                18,750
Orthodontic Centers of America,
  Inc.* ..............................          1,900                26,837
Osteotech, Inc.* .....................            500                14,375
Owens & Minor, Inc. ..................          2,400                26,400
PAREXEL International Corp.* .........          1,300                17,306
Patterson Dental Co.* ................          1,450                50,387
PE Corp - Celera Genomics
  Group* .............................            700                11,331
Pediatrix Medical Group, Inc.* .......          1,000                21,250
Perclose, Inc.* ......................            400                19,225
PhyCor, Inc.* ........................          4,400                32,587
Phymatrix, Inc. ......................          1,400                 2,056
Physician Computer
  Network, Inc.* .....................            700                   219
Priority Healthcare Corp.,
  Class B* ...........................            402                13,869
Protein Design Labs, Inc.* ...........          1,100                24,406
Province Healthcare Co.* .............            600                11,700
Proxymed, Inc.* ......................          1,300                20,719
PSS World Medical, Inc.* .............          3,400                38,037
Quest Diagnostics, Inc.* .............          1,700                46,537
Quorum Health Group, Inc.* ...........          2,900                36,431
Regeneron Pharmaceuticals, Inc.*                1,000                 7,813
Renal Care Group, Inc.* ..............          2,150                55,631
Res-Care, Inc.* ......................            600                13,650
ResMed, Inc.* ........................            700                23,231
Respironics, Inc.* ...................          1,400                21,175
Sabratek Corp.* ......................            600                13,125
Safeskin Corp.* ......................          1,800                21,600
SangStat Medical Corp.* ..............            800                13,800
Serologicals Corp.* ..................          1,650                13,406
Sierra Health Services, Inc.* ........          1,300                18,769
Source Information Management
  Co.* ...............................          1,600                21,600
STERIS Corp.* ........................          2,900                56,187
Sugen, Inc.* .........................            700                20,650
Summit Technology, Inc.* .............          2,400                52,800
Sun Healthcare Group, Inc.* ..........            700                   263
Sunrise Assisted Living, Inc.* .......            700                24,412
Techne Corp.* ........................          1,100                27,912


--------------------------------------------------------------------------------
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Theragenics Corp.* ...................          2,000           $    13,875
Thermo BioAnalysis Corp.* ............            600                10,425
Thermo Cardiosystems, Inc.* ..........            700                 7,613
Total Renal Care Holdings* ...........          3,200                49,800
Transkaryotic Therapies, Inc.* .......            800                26,400
Trex Medical Corp.* ..................          1,700                10,200
United Payors & United
  Providers, Inc.* ...................          1,100                25,506
US Onconlogy, Inc.* ..................          1,658                19,896
Varian Medical Systems, Inc.* ........          1,100                27,775
Vencor, Inc. .........................            300                    39
Venta Medical Systems, Inc.* .........            600                11,475
Veterinary Centers of America,
  Inc.* ..............................          1,000                13,563
Vical, Inc.* .........................            700                 8,488
VWR Scientific Products Corp.* .......            600                22,013
Xomed Surgical Products, Inc.* .......            700                34,081
                                                                -----------
                                                                  2,603,985
                                                                -----------
RETAIL--FOOD (0.8%)
Advantica Restaurant Group,
  Inc.* ..............................          1,100                 3,781
Dave & Busters, Inc.* ................            500                14,500
Fleming Cos., Inc. ...................          1,900                22,088
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................          1,200                40,575
Hain Food Group, Inc.* ...............            600                12,375
Imperial Sugar Co. ...................          1,500                10,406
Ingles Markets, Inc., Class A ........            500                 7,625
Luby's Cafeterias, Inc. ..............          1,900                28,500
Petco Animal Supplies, Inc.* .........          1,000                15,750
Ruddick Corp. ........................          2,100                42,000
Smart & Final, Inc. ..................            300                 3,150
Suiza Foods Corp.* ...................          1,600                67,000
United Natural Foods, Inc.* ..........            800                19,800
Whole Foods Market, Inc.* ............          1,000                48,062
Wild Oats Markets, Inc.* .............            800                24,275
                                                                -----------
                                                                    359,887
                                                                -----------
SOAPS & TOILETRIES (0.2%)
Chattem, Inc.* .......................            400                12,725
Church & Dwight Co., Inc. ............            900                39,150
Nature's Sunshine Products, Inc. .....            500                 5,250
Playtex Products, Inc.* ..............          1,400                21,788
                                                                -----------
                                                                     78,913
                                                                -----------
TOBACCO (0.1%)
DIMON, Inc. ..........................          2,200                11,413
General Cigar Holdings, Inc.* ........            700                 5,469
Universal Corp. ......................          1,500                42,656
                                                                -----------
                                                                     59,538
                                                                -----------
  TOTAL CONSUMER NON-CYCLICALS                                    5,223,323
                                                                -----------
CREDIT SENSITIVE (24.3%)
BANKS (7.3%)
Alabama National Bancorp/Del*                     300                 7,500
Anchor Bancorp Wisconsin, Inc. .......            800                14,250
Area Bancshares Corp. ................            500                13,563
BancFirst Corp. ......................              3                   103
BancFirst Ohio Corp. .................            500                12,313
BancorpSouth, Inc. ...................          2,100                38,062
BancWest Corp. .......................          1,100                40,837
Bank of Granite Corp. ................            550                13,544

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Banknorth Group, Inc. ................          1,100           $    36,300
Bay View Capital Corp. ...............            900                18,450
Brenton Banks, Inc. ..................            484                 7,502
Brookline Bancorp, Inc. ..............            600                 6,938
BSB Bancorp, Inc. ....................            300                 8,100
BT Financial Corp. ...................            600                14,719
Capital City Bank Group, Inc. ........            150                 3,750
Capitol Federal Financial* ...........          3,500                36,531
Carolina First Corp. .................          1,000                24,375
CashAmerica International, Inc. ......          1,900                24,462
Cathay Bancorp, Inc. .................            200                 8,500
Century South Banks, Inc. ............            800                18,000
CFSB Bancorp, Inc. ...................            490                12,066
Chemical Financial Corp. .............            725                25,239
Chittenden Corp. .....................          1,249                39,031
City Holdings Co. ....................            433                12,557
CNB Bancshares, Inc. .................             25                 1,425
Commerce Bancorp, Inc. ...............          1,462                62,500
Commercial Federal Corp. .............             89                 2,064
Commonwealth Bancorp, Inc. ...........            800                14,350
Community First Bankshares,
  Inc. ...............................          2,200                52,525
Community Trust Bancorp, Inc. ........            440                10,285
CORUS Bankshares, Inc. ...............            500                15,906
CVB Financial Corp. ..................            330                 8,580
Dime Community Banshares, Inc.                    900                20,925
Downey Financial Corp. ...............            825                18,098
F&M Bancorporation, Inc. .............            730                27,557
F&M National Corp. ...................          1,000                33,187
Farmers Capital Bank Corp. ...........            300                10,650
First Charter Corp. ..................            300                 7,425
First Citizens BankShares, Inc.,
  Class A ............................            300                24,225
First Commerce Bankshare's,
  Inc., Class B ......................            800                19,050
First Commonwealth Financial
  Corp. ..............................          1,500                35,812
First Federal Capital Corp. ..........          1,000                14,750
First Financial Bancorp ..............          2,100                47,512
First Financial Bankshares, Inc. .....            330                10,478
First Financial Corp. ................            300                11,344
First Financial Holdings, Inc. .......            600                11,250
First Indiana Corp. ..................            900                19,238
First Libert Finl Corp. ..............            500                15,688
First Merchants Corp. ................            600                14,250
First Midwest Bancorp, Inc.* .........          1,130                44,917
First Republic Bank* .................          1,000                28,937
First Sentinel Bancorp, Inc. .........          1,382                12,265
First Source Corp. ...................            682                21,824
First United Bankshares, Inc. ........          1,800                33,525
First Western Bancorp, Inc. ..........            700                23,450
FirstBank Corp. ......................          1,100                24,819
FirstFed Financial Corp.* ............          1,100                21,175
Flagstar Bancorp, Inc. ...............            800                20,200
Frontier Financial Corp. .............            700                17,150
GBC Bancorp ..........................            600                12,150
Grand Premier Financial, Inc. ........            800                 9,900
Greater Bay Bancorp ..................            800                26,600
Hamilton Bancorp, Inc.* ..............            700                16,800
Hancock Holding Corp. ................            400                17,950
Harbor Florida Bancorp, Inc. .........            700                 8,575
Harleysville National Corp. ..........            300                10,725


--------------------------------------------------------------------------------
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Harris Financial, Inc. ...............            600           $     6,488
Hudson United Bancorp ................          2,124                65,047
Imperial Bancorp* ....................          1,650                32,691
Independence Community Bank
  Corp. ..............................          3,800                51,300
International Bancshares Corp. .......            650                27,503
InterWest Bancorp, Inc. ..............            750                18,750
Irwin Financial Corp. ................          1,000                19,500
JSB Financial, Inc. ..................            400                20,350
MAF Bancorp, Inc. ....................          1,950                47,287
Merchants New York Bancorp,
  Inc. ...............................            400                13,400
Michigan Financial Corp. .............            210                 6,799
Mid-America Bancorp ..................            206                 5,073
Midwest Banc Holdings, Inc. ..........            800                15,200
Mississippi Valley Bancshares,
  Inc. ...............................            300                 9,938
National Bancorp of Alaska, Inc.                  700                18,550
National City Bancshares, Inc. .......            820                26,189
National Penn Bancshares, Inc. .......          1,375                32,355
National City Bancorporation .........            700                14,613
Net Bank, Inc.* ......................            800                30,400
NTB Bancorp, Inc. ....................            999                20,479
Ocean Financial Corp. ................            700                12,688
Old National Bancorp .................             49                 1,473
Omega Financial Corp. ................            600                20,850
One Valley Bancorp, Inc. .............          1,700                63,750
Pacific Capital Bancorp ..............          1,100                34,650
Park National Corp. ..................            300                30,000
Peoples Bancorp, Inc. ................          2,300                22,928
PFF Bancorp, Inc.* ...................          1,400                26,250
Pinnacle Banc Group, Inc. ............            500                15,906
Premier Bancshares, Inc. .............            700                12,819
Prime Bancorp, Inc. ..................            500                13,813
Provident Bankshares Corp. ...........          1,860                43,245
Republic Bancorp, Inc. ...............          1,975                29,995
Republic Bancshares, Inc.* ...........            400                 8,200
Republic Banking Corp. of
  Florida ............................          1,800                34,650
Republic Security Financial Corp.               1,000                 8,375
Richmond County Financial
  Corp. ..............................          1,100                21,175
Riggs National Corp.
  (Washington D.C.) ..................          1,000                20,562
Roslyn Bancorp, Inc. .................             35                   602
S & T Bancorp, Inc. ..................          1,260                31,815
Sandy Spring Bancorp, Inc. ...........            500                13,875
Seacoast Financial Services
  Corp.* .............................          5,400                61,441
Shoreline Financial Corp. ............            400                12,025
Silicon Valley Bancshares* ...........            800                19,800
Sky Financial Group, Inc. ............          2,247                61,231
Southwest Bancorporation of
  Texas, Inc.* .......................          1,300                23,400
St. Paul Bancorp, Inc. ...............          1,900                48,450
Staten Island Bancorp, Inc. ..........          2,900                52,200
Sterling Bancshares, Inc., Texas .....          1,250                16,719
Sterling Financial Corp. .............            300                10,275
Susquehanna Bancshares, Inc. .........          1,700                30,069
Telebanc Financial Corp.* ............          1,300                50,375
Texas Regional Bancshares, Inc.,
  Class A ............................            600                16,313

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Triangle Bancorp, Inc. ................         1,850         $    31,334
Trust Co. of New Jersey ...............         1,400              32,900
Trustco Bank Corp. (New York)..........         1,805              48,509
U.S.B. Holding Co., Inc. ..............           440               6,738
United Bankshares, Inc. ...............         2,300              60,950
United Community Financial* ...........         1,000              14,688
United National Bancorp ...............           800              19,000
USBANCORP, Inc. .......................           700              11,025
UST Corp. .............................         2,500              75,625
Washington Federal, Inc. ..............         2,000              44,875
Webster Financial Corp. ...............         2,000              54,250
WesBanco, Inc. ........................         1,200              36,000
West Coast Bancorp (Oregon) ...........         1,320              23,100
Westamerica Bancorporation ............         2,400              87,600
Western Bancorp .......................         1,000              43,500
Westernbank Puerto Rico ...............         2,000              26,125
Whitney Holding Corp. .................         1,200              47,700
                                                              -----------
                                                                3,312,478
                                                              -----------
FINANCIAL SERVICES (3.7%)
Advanta Corp., Class A ................           800              14,450
Advest Group, Inc. ....................           400               7,975
Affiliated Managers Group, Inc.*                1,000              30,187
AMCORE Finacial, Inc. .................         1,700              39,206
AmeriCredit Corp.* ....................         3,300              52,800
Arcadia Financial Ltd.* ...............         2,600              20,150
Bank United Corp., Class A ............         1,300              52,244
BankAtlantic Bancorp, Inc.,
  Class B .............................         1,700              13,813
BOK Financial Corp.* ..................           506              12,777
Charter Municipal Mortgage
  Acceptance Co. ......................           900              11,531
Citizens Banking Corp. ................         1,700              51,106
Coltec Industries* ....................         3,100              67,231
Conning Corp. .........................           700              11,375
ContiFinancial Corp.* .................         1,500               5,344
Credit Acceptance Corp.* ..............         1,000               6,000
Dain Rauscher Corp. ...................           700              37,887
Doral Financial Corp. .................         1,500              25,875
DVI, Inc.* ............................           300               5,138
Eaton Vance Corp. .....................         1,700              58,544
Enhance Financial Services
  Group, Inc. .........................         1,300              25,675
EVEREN Capital Corp. ..................           700              20,869
Fidelity Holdings, Inc.* ..............           400               8,150
Financial Federal Corp.* ..............           500              11,000
Finet.Com, Inc.* ......................         3,100              17,244
First Sierra Financial, Inc.* .........           700              17,500
FNB Corp. .............................           845              22,815
Freedom Securities Corp. ..............           800              13,700
Friedman, Billings, Ramsey
  Group, Inc., Class A* ...............         1,600              19,000
Hambrecht & Quist Group* ..............         1,200              44,550
HealthCare Financial Partners,
  Inc.* ...............................           700              23,975
Imperial Credit Commercial
  Mortgage Investment .................         1,500              16,219
Imperial Credit Industries, Inc.* .....         2,200              15,606
Indymac Mortgage Holdings, Inc.                 3,000              48,000
International Telecommunication
  Data Systems, Inc.* .................         1,200              19,200
Investment Technology Group* ..........            19                 618


--------------------------------------------------------------------------------
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Investors Financial Services
  Corp. ...............................         1,000         $    40,000
Jeffries Group, Inc. ..................         1,400              42,000
John Nuveen Co., Class A ..............           200               8,538
Life USA Holding, Inc. ................         1,100              22,275
Long Beach Financial Corp.* ...........         1,600              23,500
Medallion Financial Corp. .............         1,000              19,063
Metris Cos., Inc. .....................         1,987              80,975
Morgan Keegan, Inc. ...................         1,400              26,512
National Processing, Inc.* ............         1,300              13,163
New Century Financial Corp.* ..........           900              16,313
Nextcard, Inc.* .......................           400              13,575
Oakwood Homes Corp. ...................         2,900              38,062
Oriental Financial Group, Inc. ........           533              12,859
Paymentech, Inc.* .....................           900              22,837
PEC Israel Economic Corp.* ............           300               9,450
Phoenix Investment Partners Ltd.                2,100              18,113
Pioneer Group, Inc.* ..................         1,200              20,700
Queens County Bancorp, Inc. ...........         1,100              35,612
Radian Group, Inc.* ...................         1,387              67,685
Raymond James Financial, Inc. .........         1,500              36,000
Reliance Bancorp, Inc. ................           500              13,813
Resource America, Inc., Class A........         1,000              14,500
Resource Bankshares Mortgage
  Group, Inc. .........................           700               7,175
Southwest Securities Group, Inc.                  600              43,050
Student Loan Corp. ....................           500              22,250
Track Data Corp.* .....................           600               8,475
Triad Guaranty, Inc.* .................           700              12,556
UMB Financial Corp. ...................           700              30,012
UniCapital Corp.* .....................         3,400              21,462
United Asset Management Co. ...........         2,000              45,500
Varlen Corp. ..........................           725              29,362
Westcorp ..............................           800               9,000
                                                              -----------
                                                                1,672,141
                                                              -----------
INSURANCE (3.6%)
Acceptance Insurance Cos, Inc.*                   500               7,531
Alfa Corp. ............................         1,300              26,000
Alleghany Corp.* ......................           100              18,500
American Annuity Group, Inc. ..........           700              16,975
American Heritage Life
  Investment Corp. ....................           800              19,600
American Medical Security
  Group* ..............................           300               2,588
AmerUs Life Holdings, Inc.,
  Class A .............................           800              21,600
Argonaut Group, Inc. ..................           800              19,200
ARM Financial Group, Inc.,
  Class A .............................         1,100               9,350
Arthur J. Gallagher & Co. .............           800              39,600
Baldwin & Lyons, Inc., Class B* .......           100               2,369
Brown & Brown, Inc. ...................           800              30,400
Capital Re Corp. ......................         1,000              16,063
Chicago Title Corp. ...................           700              24,981
CNA Surety Corp. ......................           900              13,781
Commerce Group, Inc. ..................         1,200              29,250
Delphi Financial Group, Inc.,
  Class A* ............................           830              29,776
E W Blanch Holdings, Inc. .............           600              40,912
Executive Risk, Inc. ..................           600              51,037

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                   NUMBER            VALUE
                                                 OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
FBL Financial Group, Inc.,
  Class A .............................            1,200         $    23,400
Fidelity National Financial, Inc. .....            1,290              27,090
First American Financial Corp. ........            2,550              45,581
Foremost Corp. of America .............              900              19,800
FPIC Insurance Group, Inc.* ...........              400              19,400
Frontier Insurance Group, Inc. ........            1,460              22,448
Guarantee Life Cos, Inc. ..............              900              22,613
Harleysville Group, Inc. ..............              500              10,250
HCC Insurance Holdings, Inc. ..........            1,900              43,106
Hilb, Rogal & Hamilton Co. ............              600              13,425
Horace Mann Educators Corp. ...........            1,600              43,500
HSB Group, Inc. .......................            1,800              74,137
INspire Insurance Solutions, Inc.*                   600               8,700
Kansas City Life Insurance
  Company* ............................              600              25,800
LandAmerica Financial
  Group, Inc. .........................              700              20,125
Leucadia National Corp.* ..............            1,500              38,062
Liberty Corp. .........................              492              26,814
Liberty Financial Cos. ................              200               5,825
Markel Corp.* .........................              200              37,400
Medical Assurance, Inc.* ..............            1,580              44,635
Midland Co. ...........................              500              12,688
MMI Cos., Inc. ........................            1,600              27,000
Mony Group, Inc. ......................            1,900              61,987
Ohio Casualty Corporation .............            1,100              39,737
Orion Capital Corp. ...................              900              32,287
Penn Treaty American Corp.* ...........              300               7,219
Philadelphia Consolidated
  Holdings Corp.* .....................              300               7,350
Pico Holdings, Inc.* ..................            1,800              45,562
PMA Capital Corporation ...............              700              14,394
Presidential Life Corp. ...............            1,200              23,550
Provident American Corp.* .............              600              16,725
PXRE Corp. ............................              500               9,063
Reinsurance Group of
  America, Inc. .......................               50               1,763
Reliance Group Holdings, Inc. .........            4,500              33,469
Risk Capital Holdings, Inc.* ..........              400               5,400
RLI Corp. .............................              325              12,594
SCPIE Holdings, Inc. ..................              500              16,313
Selective Insurance Group, Inc. .......            2,000              38,125
StanCorp Financial Group, Inc.*                    1,100              33,000
Stewart Information Services
  Corp. ...............................              800              16,900
Superior National Insurance* ..........            1,200              32,700
Trenwick Group, Inc. ..................              700              17,259
UICI* .................................            1,800              49,725
United Fire & Casualty Co. ............              300               7,800
W.R. Berkley Corp. ....................              900              22,500
White Mountains Insurance .............              200              28,200
XL Capital Ltd.* ......................              824              46,837
                                                                 -----------
                                                                   1,651,771
                                                                 -----------
INVESTMENT COMPANIES (0.1%)
Allied Capital Corp. ..................            2,200              52,800
                                                                 -----------
MORTGAGE RELATED (0.0%)
Federal Agricultural Mortgage
  Corp., Class C* .....................              100               6,863
                                                                 -----------


--------------------------------------------------------------------------------
                                                   NUMBER            VALUE
                                                 OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
REAL ESTATE (6.4%)
Alexanders, Inc.* .....................              100         $     7,388
Alexandria Real Estate Equities,
  Inc. ................................              600              18,750
American Health Properties, Inc.                   1,100              22,138
AMLI Residential Properties
  Trust ...............................              600              13,425
Bedford Property Investors, Inc. ......              900              16,088
Berkshire Reallty Co. .................            1,300              15,031
Boykin Lodging Trust, Inc. ............              800              12,300
Bradley Real Estate, Inc. .............            1,100              22,825
Brandywine Realty Trust ...............            2,300              45,569
BRE Properties, Class A ...............            2,200              57,062
Burnham Pacific Properties, Inc. ......            1,300              16,006
Cabot Industrial Trust ................              900              19,125
Camden Property Trust .................            2,500              69,375
Capital Automotive ....................            1,900              25,175
Capstead Mortgage Corp. ...............            2,800              15,225
CB Richard Ellis Services, Inc.* ......            1,000              24,875
CBL & Associates Properties,
  Inc. ................................            1,000              26,375
CenterPoint Properties Corp. ..........            1,000              36,625
Chateau Communications, Inc. ..........            1,000              29,937
Chelsea GCA Realty, Inc. ..............            1,100              40,837
Choice Hotels International,
  Inc.* ...............................            2,200              43,450
Colonial Properties Trust .............            1,200              33,900
Commercial Net Lease Realty ...........            1,400              18,025
Cornerstone Realty Income
  Trust, Inc. .........................            2,300              24,725
Cousins Properties, Inc. ..............            1,100              37,194
D.R. Horton, Inc. .....................            2,400              39,900
Developers Diversified Realty
  Corp. ...............................            3,500              58,187
EastGroup Properties, Inc. ............              700              14,044
Equity Inns, Inc. .....................            2,000              18,500
Essex Property Trust, Inc. ............              800              28,300
Federal Realty Investment Trust........            1,900              43,581
FelCor Lodging Trust, Inc. ............               11                 228
First Industrial Realty Trust, Inc.                2,000              54,875
Forest City Enterprises, Inc.,
  Class A .............................              700              19,600
Franchise Mortgage Acceptance
  Co.* ................................              900               7,875
Gables Residential Trust ..............            1,300              31,362
Getty Realty Corp. ....................            1,100              15,813
Glenborough Realty Trust, Inc. ........            1,600              28,000
Glimcher Realty Trust .................            1,100              17,875
Great Lakes REIT, Inc. ................              900              14,625
Health Care Property Investors,
  Inc. ................................            1,400              40,425
Health Care REIT, Inc. ................            1,200              27,900
Healthcare Realty Trust, Inc. .........            1,996              41,916
Home Properties of New York,
  Inc. ................................              700              19,338
Hospitality Properties Trust ..........            1,800              48,825
Innkeepers USA Trust ..................            1,700              17,000
Insignia Financial Group, Inc.,
  Class A* ............................              833               8,747
IRT Property Co. ......................            1,600              15,800
JDN Realty Corp. ......................            2,250              50,344

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER          VALUE
                                               OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Jones Lang Lasalle, Inc.* ............           1,200      $    35,775
JP Realty, Inc. ......................             600           12,338
Kilroy Realty Corp. ..................           1,300           31,606
Koger Equity Inc. ....................             900           16,594
Lennar Corp. .........................           1,800           43,200
LNR Property Corp. ...................           1,200           25,650
LTC Properties, Inc. .................             900           11,700
Manufacttured Home
  Communities, Inc. ..................           1,000           26,000
MeriStar Hospitality Corp. ...........           2,778           62,331
MGI Properties, Inc. .................           1,000           28,250
Mid America Apartment
  Communities, Inc. ..................             800           18,500
National Health Investors, Inc. ......           1,800           41,062
Nationwide Health Properties,
  Inc. ...............................           2,300           43,844
New Plan Excel Realty Trust ..........              80            1,440
NVR, Inc.* ...........................             500           26,094
OMEGA Healthcare Investors ...........           1,500           38,719
Pacific Gulf Properties, Inc. ........             700           15,838
Pan Pacific Retail Pptys, Inc. .......             400            7,775
Parkway Properties, Inc. .............             600           19,875
Penn Real Estate Invest ..............           1,200           25,125
Prentiss Properties Trust ............           1,800           42,300
Prime Group Realty Realty
  Trust ..............................             500            8,594
Prime Retail, Inc. ...................           1,500           13,031
PS Business Parks, Inc., Class A......           1,200           29,250
Realty Income Corp. ..................           1,300           30,875
Reckson Associates Realty ............           1,800           42,300
Redwood Trust, Inc. ..................             800           13,250
Regency Realty Corp. .................           2,400           52,650
RFS Hotel Investors, Inc. ............           1,600           20,100
Ryland Group, Inc. ...................             800           23,750
Security Capital Group, Inc.,
  Class B* ...........................           2,400           34,950
Shurgard Storage Centers,
  Class A ............................           1,300           35,262
SL Green Realty Corp. ................             700           14,306
Smith (Charles E.) Residential
  Realty .............................             700           23,756
Sovran Self Storage, Inc. ............           1,200           32,325
Storage USA, Inc. ....................           1,500           47,812
Summit Properties, Inc. ..............           1,000           19,750
Sun Communities, Inc. ................           1,200           42,600
Sunstone Hotel Investors .............           1,500           12,750
Taubman Center, Inc. .................           2,300           30,331
The Macerich Co. .....................           1,400           36,750
Thornberg Mortgage Asset Corp.                   1,000           10,000
Town & Country Trust .................             800           14,300
Trammell Crow Co.* ...................           1,600           26,300
TriNet Corp. Realty Trust ............           1,000           27,687
U.S. Restaurant Properties, Inc. .....             800           17,000
United Dominion Realty Trust,
  Inc. ...............................           6,500           76,375
Urban Shopping Centers, Inc. .........             900           28,350
Ventas, Inc. .........................           2,500           13,438
Walden Residential Properties,
  Inc. ...............................           1,200           25,800
Washington Real Estate
  Investment Trust ...................           1,700           28,794
Weeks Corp. ..........................             900           27,450


--------------------------------------------------------------------------------
                                                NUMBER          VALUE
                                               OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Weingarten Realty Investors ..........           1,400      $    58,450
Wellsford Real Properties* ...........           1,100           11,825
Western Invt. Real Estate ............           1,000           11,625
Westfield America, Inc. ..............           1,200           18,075
                                                            -----------
                                                              2,888,362
                                                            -----------
UTILITY--ELECTRIC (1.8%)
Avista Corp. .........................           1,900           30,875
Black Hills Corp. ....................             950           21,969
Central Hudson Gas & Electric ........             800           33,600
CILCORP, Inc. ........................             700           43,750
Cleco Corp. ..........................           1,100           33,413
CMP Group, Inc. ......................           1,500           39,281
Commonwealth Energy System ...........           1,300           54,600
Eastern Utilities Associates .........           1,300           37,862
El Paso Electric Co.* ................           2,800           25,025
Empire District Electric Co. .........             800           20,850
Hawaiian Electronics Industries,
  Inc. ...............................           1,600           56,800
Idacorp, Inc. ........................           1,900           59,850
Northwestern Corp. ...................           1,200           29,025
Orange & Rockland Utilities,
  Inc. ...............................             900           52,594
Otter Tail Power Co. .................             400           15,425
Rochester Gas & Electric .............           1,800           47,812
Sierra Pcific Resources ..............           1,500           54,562
SIGCORP, Inc. ........................           1,100           31,419
UniSource Energy Corp.* ..............           1,600           19,100
United Illuminating Co. ..............             600           25,463
United Water Resources, Inc. .........           1,500           34,031
WPS Resources Corp. ..................           1,200           36,000
                                                            -----------
                                                                803,306
                                                            -----------
UTILITY--GAS (1.3%)
AGL Resources, Inc. ..................           2,800           51,625
Atmos Energy Corp. ...................           1,400           35,000
Colonial Gas Co. .....................             600           22,200
Connecticut Energy Corp. .............             600           23,138
Energen Corp. ........................           1,200           22,350
Indiana Energy, Inc. .................           2,033           43,328
Laclede Gas Co. ......................             900           20,925
Madison Gas & Electric Co. ...........             700           14,350
New Jersey Resources Corp. ...........             800           29,950
North Carolina Natural Gas
  Corp. ..............................             400           13,700
Northwest Natural Gas Co. ............           1,200           28,950
NUI Corp. ............................             700           17,500
Piedmont Natural Gas Co. .............           1,500           46,687
Public Service Co. of North
  Carolina, Inc. .....................           1,000           29,250
SEMCO Energy, Inc. ...................             420            6,484
South Jersey Industries ..............             400           11,325
Southern Union Co.* ..................             987           21,467
Southwest Gas Corp. ..................           1,300           37,213
UGI Corp. ............................           1,600           32,300
Washington Gas Light Co. .............           2,300           59,800
                                                            -----------
                                                                567,542
                                                            -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                  NUMBER          VALUE
                                                 OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
UTILITY--TELEPHONE (0.1%)
e.spire Communications, Inc.* .........           2,800          $    29,575
Viatel, Inc.* .........................             300               16,837
                                                                 -----------
                                                                      46,412
                                                                 -----------
  TOTAL CREDIT SENSITIVE ..............                           11,001,675
                                                                 -----------
DIVERSIFIED (1.5%)
MISCELLANEOUS (1.5%)
AMCOL International Corp. .............           1,400               20,125
AptarGroup, Inc. ......................           1,500               45,000
Blount International, Inc.,
  Class A .............................           1,700               46,219
Brush Wellman, Inc. ...................             800               14,500
Central Parking Corp. .................             800               27,400
DBT Online, Inc.* .....................             500               16,375
Dexter Corp. ..........................           1,300               53,056
Federal Signal Corp. ..................           2,500               52,969
Furon Co. .............................           1,000               19,000
Gentek Ink ............................             500                6,938
Harsco Corp. ..........................           1,600               51,200
Justin Industries, Inc. ...............             700                9,756
Mark IV Industries, Inc. ..............           2,300               48,587
Matthews International Corp.,
  Class A .............................             700               20,738
Myers Industries, Inc. ................           1,100               22,000
National Golf Properties, Inc. ........           1,000               24,312
Olin Corp. ............................           2,700               35,606
SPS Technologies, Inc.* ...............             700               26,250
Standex International Corp. ...........           1,000               27,375
Tredegar Industries, Inc. .............           1,300               28,275
Triarc Cos.* ..........................             875               18,594
Trinity Industries ....................           2,400               80,400
                                                                 -----------
                                                                     694,675
                                                                 -----------
ENERGY (3.2%)
COAL & GAS PIPELINES (0.5%)
Arch Coal, Inc. .......................             900               12,488
Eastern Enterprises ...................           1,000               39,750
Equitable Resourses, Inc. .............           2,000               75,500
Nuevo Energy Co.* .....................           1,200               15,900
Southwestern Energy Co. ...............           1,200               12,675
TransMontaigne Oil Co.* ...............           1,800               22,612
Western Gas Resources, Inc. ...........           1,300               20,800
Yankee Energy System, Inc. ............             600               23,812
                                                                 -----------
                                                                     223,537
                                                                 -----------
OIL--DOMESTIC (0.9%)
Atwood Oceanics, Inc.* ................             500               15,625
Barrett Resources Corp.* ..............           1,600               61,400
Berry Petroleum, Class A ..............             800               11,150
Cabot Oil & Gas Corp., Class A.........           1,100               20,488
Chesapeake Energy Corp.* ..............           3,490               10,252
Cross Timbers Oil Co. .................           2,700               40,162
EEX Corp.* ............................           2,766               19,189
Houston Exploration Co.* ..............             600               11,363
Key Energy Group, Inc.* ...............           3,500               12,469
Louis Dreyfus Natural Gas
  Corp.* ..............................             900               19,406
Meridian Resource Corp.* ..............           2,500                9,688
Plains Resources, Inc.* ...............           1,100               20,900
Pogo Producing Co. ....................           2,300               42,837


--------------------------------------------------------------------------------
                                                  NUMBER          VALUE
                                                 OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
St. Mary Land and Exploration
  Co. .................................             700          $    14,394
Stone Energy Corp.* ...................             800               33,900
Tom Brown, Inc.* ......................           1,300               20,231
Vintage Petroleum, Inc. ...............           2,200               23,650
                                                                 -----------
                                                                     387,104
                                                                 -----------
OIL--INTERNATIONAL (0.2%)
Newfield Exploration Co.* .............           1,700               48,344
Pride International, Inc.* ............           3,000               31,687
Seacor Holdings, Inc.* ................             500               26,750
                                                                 -----------
                                                                     106,781
                                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (1.5%)
Belco Oil & Gas Corp.* ................             800                5,550
Cal Dive International, Inc.* .........             400               11,950
CARBO Ceramics, Inc. ..................             300                9,131
Dril-Quip, Inc.* ......................             500               11,469
Forest Oil Corp.* .....................           1,300               16,331
Friede Goldman International,
  Inc.* ...............................           1,000               13,875
Grey Wolf, Inc.* ......................          10,000               25,000
Gulf Island Fabrication, Inc.* ........             100                1,194
Hanover Compressor Co.* ...............           1,300               41,763
Harken Energy Corp.* ..................           6,500               10,563
Helmerich & Payne, Inc. ...............           2,500               59,531
HS Resources, Inc.* ...................             800               11,800
Input/Output, Inc.* ...................           2,100               15,881
Marine Drilling Co., Inc.* ............           2,500               34,219
McMoran Exploration Co.* ..............             800               17,750
Mitchell Energy & Development
  Corp., Class A ......................             900               17,381
Newpark Resources, Inc.* ..............           3,800               33,725
Oceaneering International, Inc.* ......           1,400               22,575
Offshore Logistics, Inc.* .............           1,700               18,913
Parker Drilling Co.* ..................           3,200               10,600
Patterson Energy, Inc.* ...............           1,500               14,813
Pennzenergy Company ...................           1,700               28,369
Pioneer Natural Resources Co.* ........           4,300               47,300
Pool Energy Services Co.* .............             900               18,281
Santa Fe Snyder Corp. .................              95                  724
Swift Energy Co.* .....................           1,200               12,825
Syntroleum Corp.* .....................           1,100                9,831
Tesoro Petroleum Corp.* ...............           2,100               33,469
Tuboscope, Inc.* ......................           1,900               26,006
Valero Energy Corp. ...................           2,000               42,875
Varco International, Inc.* ............           2,300               25,156
WICOR, Inc. ...........................           1,800               50,287
                                                                 -----------
                                                                     699,137
                                                                 -----------
RAILROADS (0.1%)
MotivePower Industries, Inc.* .........           1,200               21,600
                                                                 -----------
  TOTAL ENERGY ........................                            1,438,159
                                                                 -----------
TECHNOLOGY (17.2%)
COMPUTER HARDWARE (0.3%)
Advanced Digital Info. Corp.* .........             700               28,350
Computer Network Tech Corp. ...........           1,300               28,112
Iomega Corporation* ...................          14,400               71,100
Systemax, Inc.* .......................           1,700               21,038
                                                                 -----------
                                                                     148,600
                                                                 -----------

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BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                            NUMBER               VALUE
                                           OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE (2.5%)
Abovenet Communications, Inc.*               1,100            $    44,412
Allaire Corp.* .....................           400                 27,300
Ancor Communications, Inc.* ........         1,300                 42,087
Ardent Software, Inc.* .............         1,000                 21,250
Aspen Technologies, Inc.* ..........         1,300                 15,275
At Home Corp.* .....................            15
Banyan Systems, Inc.* ..............         1,400                 15,313
Bottomline Technologies, Inc.* .....           500                 26,500
Brio Technology, Inc.* .............           700                 14,000
Cambridge Tech Partner, Inc.* ......         2,000                 35,125
Clarify, Inc.* .....................         1,200                 49,500
CustomTracks Corp.* ................           800                 44,750
Cybercash, Inc.* ...................         1,200                 15,375
Data General Corp.* ................         2,300                 33,494
Earthweb, Inc.* ....................           500                 18,625
Go2net, Inc.* ......................           800                 73,500
Infocure Corp.* ....................           500                 26,469
Intervu, Inc.* .....................           400                 15,325
Ivillage, Inc.* ....................           500                 25,125
Juno Online Services, Inc.* ........         1,100                 25,300
Mede America Corp.* ................           400                 15,100
Media Metrix, Inc.* ................           400                 21,300
Microstrategy, Inc.* ...............         1,400                 53,025
Netgravity, Inc.* ..................         1,100                 25,025
Nvidia Corp.* ......................         1,300                 24,863
Private Business, Inc.* ............         1,100                 11,138
Rare Medium Group, Inc.* ...........         1,600                 19,900
Saga Systems, Inc.* ................         1,900                 24,225
Security First Technologies* .......         1,100                 49,637
Silknet Software, Inc.* ............           400                 16,200
Spyglass, Inc.* ....................         1,000                 20,125
Telescan, Inc.* ....................           700                 17,019
TheStreet.com, Inc.* ...............           600                 21,600
THQ, Inc.* .........................           800                 23,000
TSI International Software Ltd.*               900                 25,538
USinternetworking, Inc.* ...........           700                 29,400
Verity, Inc.* ......................           700                 37,931
Verticalnet, Inc.* .................           700                 73,412
Wave Systems Corp., Class A* .......         1,500                 28,500
Western Digital Corp.* .............         3,300                 21,450
Worldgate Communications, Inc.*                300                 15,375
                                                              -----------
                                                                1,142,503
                                                              -----------
ELECTRONICS (5.5%)
Aavid Thermal Technologies,
  Inc.* ............................           500                 11,313
Acclaim Entertainment, Inc.* .......         2,900                 18,488
Actel Corp.* .......................           900                 13,275
ACX Technologies, Inc.* ............           700                 11,375
Acxiom Corp. .......................            40                    998
Advent Software, Inc.* .............           200                 13,400
AFC Cable Systems, Inc.* ...........           100                  3,531
Alliance Semiconductor Corp.* ......         1,800                 17,888
Alpha Industries, Inc.* ............           500                 23,813
American Management Systems,
  Inc.* ............................         2,400                 76,950
Amkor Technology, Inc.* ............         3,300                 33,825
Amphenol Corp., Class A* ...........           900                 35,775
AMTI, Inc.* ........................           600                 17,850
Anacomp, Inc.* .....................           600                 10,200
Analogic Corp. .....................           200                  6,219


--------------------------------------------------------------------------------
                                            NUMBER               VALUE
                                           OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Anicom, Inc.* ......................         1,300            $    13,650
Anixter International, Inc.* .......         1,700                 31,025
Apex PC Solutions, Inc.* ...........         1,200                 24,600
Artesyn Technologies, Inc.* ........         1,900                 42,156
Avant! Corp.* ......................         1,600                 20,200
Avid Technology, Inc.* .............         1,300                 20,963
BancTec, Inc. ......................         1,100                 19,731
BARRA, Inc.* .......................           600                 15,150
Belden, Inc. .......................         1,100                 26,331
Burr-Brown Corp.* ..................         1,450                 53,106
C & D Technology, Inc. .............           400                 12,250
C-Cube Microsystems, Inc.* .........         2,100                 66,544
Cable Design Technologies* .........         1,900                 29,331
Checkpoint Systems Inc.* ...........         1,500                 13,406
CHS Electronics, Inc.* .............         3,400                 14,875
Ciber, Inc.* .......................         1,600                 30,600
Cirrus Logic, Inc.* ................         3,100                 27,512
Cohu, Inc. .........................           700                 24,762
CompuCom Systems, Inc.* ............         1,600                  6,600
Computer Task Group, Inc. ..........           700                 11,900
Cree Reserch, Inc.* ................           500                 38,469
CTS Corp. ..........................           800                 56,000
Cubic Corp .........................           200                  4,900
Data Transmission Network
  Corp.* ...........................           800                 22,500
DII Group, Inc.* ...................         1,600                 59,700
Documentum, Inc.* ..................         1,100                 14,369
DSP Group, Inc.* ...................           800                 28,800
Dupont Photomasks, Inc.* ...........           300                 14,363
Electro Scientific Industries, Inc.*           800                 33,425
Emulex Corp.* ......................           300                 33,356
Epicor Software Corp.* .............         2,035                 15,135
ESS Technology, Inc.* ..............         1,700                 22,844
Etec Systems, Inc.* ................         1,200                 39,900
FactSet Research Systems, Inc. .....           600                 33,975
FSI International, Inc.* ...........         1,800                 14,963
General Cable Corp. ................         1,950                 31,200
GenRad, Inc.* ......................         1,600                 33,300
Gerber Scientific, Inc. ............           900                 19,856
Hadco Corp.* .......................           600                 23,850
Harbinger Corp.* ...................         2,400                 30,000
Helix Technology Corp. .............         1,000                 23,937
HNC Software, Inc.* ................         1,500                 46,219
Identix Corp.* .....................         1,700                 16,681
Information Resources, Inc.* .......         2,200                 19,250
Innovex, Inc. ......................         1,200                 16,800
Integrated Device Technology,
  Inc.* ............................         3,900                 42,412
Integrated Systems, Inc.* ..........         1,500                 17,625
Intergraph Corp.* ..................         2,100                 16,275
International Rectifer Corp.* ......         3,000                 39,937
Intervoice, Inc.* ..................           900                 12,994
ISS Group, Inc.* ...................         1,300                 49,075
Iti Technologies* ..................           300                  6,788
Jack Henry & Associates, Inc. ......           600                 23,550
JDA Software Group, Inc.* ..........         1,550                 14,434
Kent Electronics Corp.* ............         1,800                 35,662
Kopin Corp.* .......................           600                 14,363
Lattice Semiconductor Corp.* .......         1,100                 68,475
LTX Corp.* .........................         1,200                 15,975
Maxwell Technologies, Inc.* ........           800                 19,250
MIPS Technologies, Inc.* ...........           300                 14,381

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
MTS Systems Corp. ....................            800           $     9,750
National Instruments Corp.* ..........          1,000                40,375
Navarre Corp.* .......................          1,000                 9,844
NeoMagic Corp.* ......................            600                 5,044
Nichols Research Corp.* ..............            800                17,500
Optical Cable Corp.* .................            500                 5,500
Optical Coating Laboratories .........            600                50,175
P-Com, Inc.* .........................          2,300                12,039
Paxar Corp.* .........................          2,000                18,000
Pittway Corp., Class A ...............          1,100                37,606
PLX Technology, Inc.* ................            400                18,950
Protection One, Inc.* ................            700                 3,763
Read-Rite Corp.* .....................          2,800                17,369
Rogers Corp.* ........................            300                 8,850
S3, Inc.* ............................          2,500                22,734
Sanchez Computer Associates* .........            600                20,775
Sunrise Technology Intl.* ............          2,500                30,625
System Software Associates, Inc.*                 600                   994
Technology Solutions Co.* ............          2,750                29,734
Tektronix, Inc. ......................          1,800                54,337
Thermedics, Inc.* ....................            900                 8,381
Transaction Systems Architects,
  Inc.* ..............................          1,600                62,400
Trimble Navigation Ltd.* .............          1,500                19,313
Varian Semiconductor Equip.* .........            900                15,300
Varian, Inc. W/I* ....................            800                10,800
Whittaker Corp.* .....................            800                22,400
Wyman-Gordon Co.* ....................          1,400                27,037
                                                                -----------
                                                                  2,464,175
                                                                -----------
OFFICE EQUIPMENT (1.7%)
3Dfx Interactive, Inc.* ..............            600                 9,375
American Business Products, Inc.                  800                12,200
Aspect Development, Inc.* ............          1,100                20,350
Auspex Systems, Inc.* ................          1,000                10,875
Bell & Howell Co.* ...................            700                26,469
Boise Cascade Office Products* .......            700                 8,225
Cisco Systems, Inc.* .................              2                   103
FilNET Corp.* ........................          2,100                24,019
GT Interactive Software Corp.* .......          1,800                 6,300
HMT Technology Corp. .................          1,800                 4,500
Hutchinson Technology, Inc.* .........          1,100                30,525
IMRglobal Corp.* .....................            700                13,475
Insight Enterprises, Inc.* ...........            900                22,275
John H. Harland Co. ..................          1,900                37,881
Knoll, Inc.* .........................            800                21,300
Kronos, Inc.* ........................            750                34,125
Mastech Corp.* .......................          2,000                37,250
Micron Electronics, Inc.* ............          2,400                24,150
MICROS Systems, Inc.* ................            800                27,200
National Computer Systems, Inc.                 1,600                54,000
New England Business Services,
  Inc. ...............................          1,000                30,875
Pinnacle Systems, Inc.* ..............          1,000                33,625
Sandisk Corp.* .......................          1,100                49,500
SMART Modular Technologies* ..........          1,100                19,113
Technitrol, Inc. .....................            700                22,575
Triumph Group, Inc.* .................            900                22,950
Vantive Corp.* .......................          1,400                16,013
Visio Corp.* .........................          1,400                53,287
WH Brady Co. .........................          1,400                45,500
Wind River Systems* ..................          2,000                32,125


--------------------------------------------------------------------------------
                                                NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
Xircom, Inc.* ........................          1,300           $    39,081
                                                                -----------
                                                                    789,241
                                                                -----------
OFFICE EQUIPMENT SERVICES (2.6%)
Advantage Learning Systems,
  Inc.* ..............................            400                 8,850
BroadVision, Inc.* ...................            900                66,375
ChoicePoint, Inc.* ...................            800                53,700
Complete Business Solutions,
  Inc.* ..............................            900                16,144
Concentric Network Corp.* ............          1,900                75,525
Concurrent Computer Corp.* ...........          3,000                18,938
Datastream Systems, Inc.* ............          1,200                19,200
Edify Corp.* .........................          1,300                17,388
Engineering Animation, Inc.* .........            800                16,950
Entrust Technologies, Inc.* ..........            400                13,300
Fair Issac & Co., Inc. ...............            400                14,025
Florida East Coast Industries,
  Inc. ...............................          1,200                53,100
Globix Corporation* ..................            300                13,256
Great Plains Software, Inc.* .........            500                23,594
H.T.E., Inc.* ........................          1,200                 4,050
Hypercom Corp.* ......................            600                 5,738
Hyperion Solutions Corp.* ............          1,580                28,144
infoUSA, Inc., Class B* ..............          2,000                17,000
International Integration, Inc.* .....            600                13,500
Intraware, Inc.* .....................          1,000                24,000
Komag, Inc.* .........................          2,500                 8,281
Manhattan Associates, Inc.* ..........            900                 7,425
Manugistics Group, Inc.* .............          1,400                20,300
MAPICS, Inc.* ........................          1,700                17,956
Mercury Interactive Corp.* ...........          1,800                63,675
MicroAge, Inc.* ......................            300                 1,144
Micromuse, Inc.* .....................            400                19,950
MindSpring Enterprises, Inc. .........          1,000                44,312
MTI Technology Corp.* ................          1,400                18,288
Peregrine Systems, Inc.* .............          1,100                28,256
Phoenix Technologies, Inc.* ..........          1,900                33,962
Pomeroy Computer Resources* ..........            100                 1,394
Progress Software Corp.* .............          1,050                29,662
Project Software &
  Development, Inc.* .................            500                15,625
Publicard, Inc.* .....................          1,400                14,263
QRS Corp.* ...........................            500                39,000
QuadraMed, Corp.* ....................          1,400                11,375
Radiant Systems, Inc.* ...............          1,000                14,250
Remedy Corp.* ........................          1,400                37,625
RWD Technologies, Inc.* ..............            300                 3,131
Security Dynamics Technologies,
  Inc.* ..............................          2,100                44,625
Sequent Computer System* .............          2,100                37,275
SportsLine USA, Inc.* ................            900                32,287
Structural Dynamics Research* ........          2,100                38,981
Sykes Enterprises, Inc.* .............          1,300                43,387
Syntel, Inc.* ........................            800                 7,200
Systems & Computer Tech
  Corp.* .............................          1,700                24,756
Wavo Corporation* ....................          1,200                 7,650
                                                                -----------
                                                                  1,168,812
                                                                -----------

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (4.6%)
Adaptive Broadband Corp.* .............           1,100           $    24,062
Advanced Communications
  Group* ..............................           1,000                 9,938
Advanced Fibre
  Communications* .....................           3,200                50,000
Aerial Communications, Inc.* ..........             700                 9,450
Allen Telecom, Inc.* ..................           2,000                21,500
Alliant Techsystems, Inc.* ............             731                63,231
Alpine Group, Inc.* ...................             800                12,850
American Mobile Satellite Corp.*                    900                14,738
American Tower Corp., Class A..........              40                   960
Anadigics, Inc.* ......................             600                22,200
Andrew Corp.* .........................           4,400                83,325
ANTEC Corp.* ..........................           1,200                38,475
Ascent Entertainment Group,
  Inc.* ...............................           2,000                28,250
Aspect Telecommunications
  Corp.* ..............................           3,000                29,250
Avt Corporation* ......................             800                30,300
Aware, Inc.* ..........................             700                32,287
AXENT Technologies, Inc.* .............           1,700                18,913
Black Box Corp.* ......................           1,000                50,125
Caprock Communications Corp.*                     1,600                64,800
CellNet Data Systems, Inc.* ...........           1,900                17,100
Cellular Communications of
  Puerto Rico* ........................             600                17,100
CFW Communications Co. ................             600                14,550
Com21, Inc.* ..........................             600                10,238
CommNet Cellular, Inc.* ...............           1,400                36,750
Commonwealth Telephone
  Enterprises, Inc.* ..................             800                32,350
CoreComm Limited* .....................             400                19,300
CT Communications, Inc.* ..............             200                 8,225
CTC Communications Corp.* .............             600                11,700
Destia Communications, Inc.* ..........             900                11,138
Dialogic Corp.* .......................             100                 4,388
Digi International, Inc.* .............             300                 3,131
Digital Microwave Corp.* ..............           2,900                36,975
DSP Communications, Inc.* .............           1,900                54,862
Electric Lightwave, Inc.,
  Class A* ............................             900                11,700
Excel Switching Corp.* ................             500                14,969
General Communications, Inc.,
  Class A* ............................           2,500                16,992
Genesys Telecom Labs, Inc.* ...........             500                12,500
Glenayre Technologies, Inc.* ..........           3,100                11,141
Harmonic, Inc.* .......................             700                40,206
ICG Communications, Inc.* .............           2,300                49,162
IDT Corp.* ............................           1,200                26,700
Inter-Tel, Inc. .......................           1,000                18,250
InterDigital Communications
  Corp.* ..............................           2,500                11,563
International Network Services ........              50                 2,019
IPC Information Systems, Inc.* ........             500                34,125
ITC DeltaCom, Inc.* ...................           2,200                61,600
IXC Communications, Inc.* .............           1,300                51,106
KEMET Corp.* ..........................           2,200                50,462
Leap Wireless Int'l, Inc.* ............           1,200                24,300
MasTec, Inc.* .........................             700                19,775
Metro Information Services, Inc.*                   300                 4,988
MGC Communications, Inc.* .............             700                18,200


--------------------------------------------------------------------------------
                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
MRV Communications, Inc.* .............           1,600           $    21,000
Natural MicroSystems Corp.* ...........             100                   956
Network Equiptmant
  Technologies, Inc.* .................           1,000                 9,875
Norstan, Inc.* ........................             100                 1,244
North Pittsburgh Systems, Inc. ........             500                 8,500
Oak Industries, Inc.* .................             700                30,581
Omnipoint Corp.* ......................           1,800                52,087
Open Market, Inc.* ....................           1,000                14,188
Pacific Gateway Exchange, Inc.* .......             500                14,563
PageMart Wireless, Inc.,
  Class A* ............................           1,700                12,856
PictureTel Corp.* .....................           2,000                16,000
Pinnacle Holdings, Inc.* ..............             400                 9,800
Plantronics, Inc.* ....................             900                58,612
Polycom, Inc.* ........................           1,200                46,800
Powertel, Inc.* .......................           1,000                29,875
Premiere Technologies, Inc.* ..........           2,200                25,300
Premisys Communications, Inc.* ........           1,200                 8,775
Price Communications Corp.* ...........             800                12,000
Primus Telecommunications
  Group, Inc.* ........................           1,100                24,681
Prism Financial Corporation* ..........             600                12,263
Proxim, Inc.* .........................             400                23,200
Skytel Communications, Inc.* ..........           2,900                60,719
Star Telecommunications, Inc.* ........           1,600                12,500
Superior TeleCom, Inc. ................             481                12,031
Talk. Com, Inc.* ......................           2,300                25,875
Tekelec* ..............................           1,800                21,937
Terayon Communication
  Systems* ............................             800                44,700
Tut Systems, Inc.* ....................             400                19,575
US Lec Corp.* .........................             800                18,000
West TeleServices Corp.* ..............             400                 3,750
Westell Technologies, Inc.* ...........             900                 6,272
World Access, Inc.* ...................           1,700                24,012
Xceed Inc.* ...........................             800                17,500
                                                                  -----------
                                                                    2,062,246
                                                                  -----------
  TOTAL TECHNOLOGY ....................                             7,775,577
                                                                  -----------
TOTAL COMMON STOCK (96.9%)
  (Cost $43,662,966)...................                            43,870,407
                                                                  -----------
PREFERRED STOCK:
CONSUMER NON-CYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES (0.0%)
Mediq, Inc., Class A * (Cost $0).......             22                   113
                                                                 -----------
                                               PRINCIPAL
                                                 AMOUNT
                                               ---------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.2%)
U.S. Treasury Bills
7/1/99 ................................         $97,000               97,000
7/22/99 ...............................         217,000              216,470
8/12/99 ...............................          45,000               44,770
8/19/99^ ..............................         140,000              139,154
8/26/99 ...............................         250,000              248,340
9/9/99 ................................          61,000               60,464
9/16/99 ...............................         516,000              510,934

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                          PRINCIPAL         VALUE
                                            AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------
9/30/99 ..............................    $864,000      $   853,823
10/21/99 .............................     187,000          184,300
                                                        -----------
TOTAL SHORT-TERM DEBT SECURITIES (5.2%)
 (Cost/Amortized Cost
  $2,355,377) ........................                    2,355,255
                                                        -----------
TOTAL INVESTMENTS (102.1%)
  (Cost/Amortized Cost
  $46,018,343) .......................                   46,225,775
OTHER ASSETS
  LESS LIABILITIES (--2.1%) ..........                     (954,121)
                                                        -----------
NET ASSETS (100.0%) ..................                  $45,271,654
                                                        ===========




----------
*  Non-Income producing

^ All, or a portion of securities held by broker as collateral for financial futures contracts.

EQ ADVISORS TRUST
BT SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999, the Portfolio had the following futures contracts open:
(Note 1)






                             NUMBER
                               OF         AGGREGATE     EXPIRATION      UNREALIZED
PURCHASES:                 CONTRACTS     FACE VALUE        DATE        APPRECIATION
-----------------------   -----------   ------------   ------------   -------------
S&P 500 Index .........       8          $2,763,400     Sept '99         $84,977
                                                                         =======

Investment security transactions for the period from January 1, 1999 to June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........  $25,509,854
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........   16,340,752


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ................  $  3,383,526
Aggregate gross unrealized depreciation ................    (3,176,094)
                                                          ------------
Net unrealized appreciation ............................  $    207,432
                                                          ============
Federal income tax cost of investments .................  $ 46,018,343
                                                          ============

At June 30, 1999, the Portfolio had loaned securities with a total value of $5,708,012 which was secured by collateral of $5,823,092.































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES (0.3%)
ENVIRONMENTAL CONTROL (0.3%)
Lasmo USA, Inc.
  7.50%, 6/30/06 ...................         $  380,000        $    379,443
                                                               ------------
CAPITAL GOODS (1.2%)
AEROSPACE (1.2%)
Boeing Co.
  7.50%, 8/15/42 ...................          1,445,000           1,455,216
Lockheed Martin Corp.
  7.25%, 5/15/06 ...................            100,000              99,778
                                                               ------------
  TOTAL CAPITAL GOODS ..............                              1,554,994
                                                               ------------
CONSUMER CYCLICALS (2.0%)
AUTOS & TRUCKS (1.2%)
Ford Motor Credit Co.
  5.75%, 2/23/04 ...................          1,565,000           1,507,751
                                                               ------------
RETAIL--GENERAL (0.8%)
Federated Dept Stores
  8.50%, 6/15/03 ...................          1,000,000           1,059,352
                                                               ------------
  TOTAL CONSUMER CYCLICALS .........                              2,567,103
                                                               ------------
CONSUMER NON-CYCLICALS (0.3%)
HOSPITAL SUPPLIES & SERVICES (0.3%)
McKesson Corp.
  6.30%, 3/1/05 ....................            300,000             288,446
                                                               ------------
TOBACCO (0.0%)
Philip Morris Cos., Inc.
  6.15%, 3/15/00 ...................             30,000              29,971
                                                               ------------
  TOTAL CONSUMER NON-CYCLICALS                                      318,417
                                                               ------------
CREDIT SENSITIVE (90.6%)
BANKS (1.4%)
Amsouth Bank of Alabama,
  6.45%, 2/1/18 ....................          1,000,000             939,084
First Union Corp.
  8.125%, 6/24/02 ..................            750,000             785,325
                                                               ------------
                                                                  1,724,409
                                                               ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (4.3%)
Allied Capital Commercial
  Mortgage Trust,
  Series 99-1, Class A2,
  6.46%, 9/15/08 ...................             45,000              43,170
Morgan Stanley Capital Inc.,
  Series 98-HF2, Class A2,
  6.49%, 11/25/30 ..................          1,000,000             971,410
 Series 98-WF1, Class A1,
  6.25%, 7/15/07 ...................                381                 374
 Series 98-HF1, Class A2,
  6.52%, 1/15/08 ...................            130,000             126,186
 Series 98-XL2, Class A2,
  6.17%, 10/3/08 ...................             40,000              38,520
 Series 99-WF1, Class A2,
  6.21%, 9/15/08 ...................          2,000,000           1,903,960
Nationslink Funding Corp,
  Series 98-2, Class A2,
  6.48%, 7/20/08 ...................          2,200,000           2,138,224


--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
Ocwen Residential MBS Corp.,
  Series 98-R1, Class A1,
  4.00%, 10/25/30+ .................         $  219,397        $    215,591
                                                               ------------
                                                                  5,437,435
                                                               ------------
FINANCIAL SERVICES (7.5%)
Associates Corp. of North
  America
  5.875%, 7/15/02 ..................            400,000             395,040
  6.00%, 4/15/03 ...................            200,000             195,998
  6.95%, 11/1/18 ...................            355,000             337,554
Banc One Corp.
  7.625%, 10/15/26 .................          1,000,000             996,075
Beneficial Corp., Series G
  6.85%, 6/17/02                                500,000             502,145
Ford Credit Auto Loan Master
  Trust, Series 96-1,
  5.50%, 2/15/03                              1,520,000           1,508,213
Ford Motor Credit
  6.625%, 6/30/03 ..................            150,000             150,329
General Motors Acceptance
  Corp.
  5.85%, 1/14/09 ...................          2,000,000           1,835,400
Household Finance Co., Series E,
  5.875%, 2/1/09 ...................            710,000             643,771
John Deere Capital Corp.
  5.85%, 1/15/01 ...................            100,000              99,425
Keystone Financial Midatlantic
  6.50%, 5/31/08 ...................            200,000             187,838
Norwest Financial, Inc.
  7.20%, 4/1/04 ....................            700,000             721,195
Nomura Asset Securities Corp.,
  Series 98-D6, Class A1B,
  6.59%, 3/17/28 ...................            890,000             865,044
Toyota Motor Credit
  5.625%, 11/13/03 .................          1,000,000             968,380
                                                               ------------
                                                                  9,406,407
                                                               ------------
FOREIGN GOVERNMENT (0.4%)
Quebec Province, Series NY,
  6.50%, 1/17/06 ...................            500,000             486,725
                                                               ------------
U.S. GOVERNMENT (23.7%)
U.S. Treasury Note
  5.875%, 2/15/00^ .................          2,500,000           2,510,157
  5.375%, 6/30/03 ..................          2,535,000           2,503,313
  5.75%, 8/15/03 ...................            895,000             895,000
  4.25%, 11/15/03 ..................          2,100,000           1,981,220
  5.25%, 5/15/04 ...................          1,385,000           1,360,762
  6.50%, 8/15/05 ...................            225,000             231,961
  5.875%, 11/15/05 .................            483,000             482,698
  6.875%, 5/15/06^ .................          6,255,000           6,585,345
  6.625%, 5/15/07 ..................          4,090,000           4,259,993
  5.625%, 5/15/08 ..................            250,000             244,844
  5.50%, 5/15/09 ...................          2,275,000           2,221,681
  6.75%, 8/15/26^ ..................          4,400,000           4,694,250
  6.125%, 11/15/27 .................            600,000             594,375
  5.50%, 8/15/28 ...................            805,000             735,065
  5.25%, 11/15/28 ..................             95,000              84,105
  5.25%, 2/15/29 ...................            570,000             511,575
                                                               ------------
                                                                 29,896,344
                                                               ------------

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (48.5%)
Federal Home Loan Bank
  5.375%, 3/2/01 .................         $  200,000        $    198,664
  5.125%, 10/15/08 ...............          1,440,000           1,306,561
Federal Home Loan Mortgage
  Corporation Gold
  7.00%, 5/1/28 ..................          2,222,345           2,202,899
Federal National Mortgage
  Association
  6.50%, 3/1/13 ..................          1,000,100             985,946
  6.50%, 4/1/13 ..................             25,117              24,762
  6.50%, 5/1/13 ..................          1,029,920           1,015,345
  6.50%, 6/1/13 ..................              1,686               1,662
  6.00%, 8/1/13 ..................             87,212              84,234
  6.50%, 11/1/13 .................            496,055             489,035
  6.50%, 6/1/14 ..................          4,094,585           4,036,639
  7.00%, 3/1/26 ..................             32,253              31,928
  7.00%, 9/1/27 ..................            715,735             708,514
  7.00%, 11/1/27 .................            180,611             178,789
  6.50%, 2/1/28 ..................            371,306             359,139
  6.50%, 3/1/28 ..................            330,501             319,671
  6.50%, 4/1/28 ..................            904,194             874,565
  6.50%, 5/1/28 ..................          1,990,856           1,925,619
  6.50%, 7/1/28 ..................          1,139,689           1,102,344
  7.00%, 7/1/28 ..................          1,382,010           1,368,067
  6.00%, 8/1/28 ..................            120,528             116,578
  6.50%, 8/1/28 ..................             22,727              21,982
  7.00%, 8/1/28 ..................            991,479             981,476
  6.50%, 8/1/28 ..................            335,950             324,943
  7.00%, 8/1/28 ..................             57,015              56,440
  6.16%, 8/7/28 ..................            600,000             558,268
  6.50%, 9/1/28 ..................          3,016,203           2,916,222
  6.50%, 10/1/28 .................          1,669,071           1,614,379
  7.00%, 10/1/28 .................            782,167             774,275
  7.00%, 11/1/28 .................          1,148,631           1,137,042
  6.00%, 12/1/28 .................            108,180             101,814
  6.50%, 12/1/28 .................          1,698,580           1,642,923
  7.00%, 12/1/28 .................            790,621             782,644
  6.50%, 1/1/29 ..................          2,281,687           2,206,921
  7.00%, 1/1/29 ..................            623,016             616,731
  6.50%, 2/1/29 ..................            995,524             962,903
  7.00%, 2/1/29 ..................             29,617              29,319
  6.50%, 3/1/29 ..................          2,241,045           2,167,610
  6.50%, 4/1/29 ..................          5,151,617           4,982,809
  7.00%, 4/1/29 ..................          1,280,984           1,268,060
  6.50%, 5/1/29 ..................          1,862,986           1,799,735
  6.00%, 7/1/29 TBA ..............          3,915,000           3,677,634
  6.50%, 7/1/29 TBA ..............          1,233,000           1,189,450
Government National Mortgage
  Association
  8.00%, 8/15/27 .................            280,993             288,833
  7.50%, 2/15/28 .................             31,290              31,640
  7.00%, 5/15/28 .................                 30                  30
  7.50%, 5/15/28 .................            474,469             479,764
  7.00%, 6/15/28 .................            692,869             684,672
  7.00%, 7/15/28 .................          2,962,976           2,927,923
  7.50%, 7/15/28 .................            900,833             910,887
  6.50%, 8/15/28 .................            486,579             466,050
  7.00%, 10/15/28 ................          2,695,546           2,663,658
  7.00%, 11/15/28 ................            419,237             414,278
  7.00%, 12/15/28 ................          3,688,487           3,644,854
  7.00%, 2/15/29 .................            993,400             981,648


--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
  7.00%, 1/15/29 .................         $  515,419        $    509,321
                                                             ------------
                                                               61,148,099
                                                             ------------
UTILITY--ELECTRIC (1.5%)
Detroit Edison, Series E
  6.75%, 3/17/03 .................            100,000             100,693
Kincaid Generation LLC
  7.33%, 6/15/20+ ................            300,000             285,132
Texas Utilities Electric Co.
  6.25%, 10/1/04 .................            200,000             198,079
  5.94%, 10/15/11 ................          1,000,000             992,732
United Utilities plc
  6.25%, 8/15/05 .................            300,000             286,998
                                                             ------------
                                                                1,863,634
                                                             ------------
UTILITY--GAS (1.5%)
Atmos Energy
  6.75%, 7/15/28 .................            350,000             316,303
Energen Corp.
  7.125%, 2/15/28 ................          1,000,000             917,736
Ferellgas LP, Series A,
  6.99%, 8/1/05 ..................            500,000             490,000
Lakehead Pipe Line Co. LP
  7.125%, 10/1/28 ................            150,000             133,755
                                                             ------------
                                                                1,857,794
                                                             ------------
UTILITY--TELEPHONE (1.8%)
AT&T Corporation
  6.00%, 3/15/09 .................          1,425,000           1,339,201
Century Telephone Enterprises,
  Series E,
  6.15%, 1/15/05 .................            100,000              97,205
Pacific Bell
  6.125%, 2/15/08 ................            250,000             239,988
Pacific Telecommunications,
  Series B
  6.625%, 10/20/05 ...............            150,000             143,658
U.S. West Capital Funding, Inc.
  6.25%, 7/15/05 .................            125,000             121,159
  6.875%, 7/15/28 ................            400,000             360,563
                                                             ------------
                                                                2,301,774
                                                             ------------
  TOTAL CREDIT SENSITIVE .........                            114,122,621
                                                             ------------
ENERGY (1.8%)
OIL--INTERNATIONAL (1.2%)
PECO Energy, Series 99-A,
  Class A4 .......................
  5.80%, 3/1/07 ..................            500,000             484,075
Oil--Supplies & Construction
  Canadian Occidental
  Petroleum
  7.40%, 5/1/28 ..................            400,000             362,083
Occidental Petroleum
  9.25%, 8/1/19 ..................            575,000             642,114
                                                             ------------
                                                                1,488,272
                                                             ------------
RAILROADS (0.6%)
Burlington Northern Santa Fe,
  Series 98-B,
  6.96%, 3/22/09 .................            440,953             445,332

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             PRINCIPAL          VALUE
                                               AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
Canadian National Railroad Co.
  6.45%, 7/15/06 ....................      $  400,000        $    388,676
                                                             ------------
                                                                  834,008
                                                             ------------
  TOTAL ENERGY ......................                           2,322,280
                                                             ------------
TECHNOLOGY (1.4%)
ELECTRONICS (0.4%)
Computer Associates
  International, Series B
  6.375%, 4/15/05 ...................         540,000             511,440
                                                             ------------
TELECOMMUNICATIONS (1.0%)
Aerial Communications, Inc.,
  Zero Coupon,
  2/1/08+ ...........................         435,000             205,334
Tele-Communication, Inc.
  7.875%, 8/1/13 ....................       1,000,000           1,054,180
                                                             ------------
                                                                1,259,514
                                                             ------------
  TOTAL TECHNOLOGY ..................                           1,770,954
                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (97.6%)
  (Cost $127,273,954)................                         123,035,812
                                                             ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.1%)
Student Loan Mortgage
  Association (Discount Note)
  4.60%, 7/1/99 .....................      $6,388,000           6,388,000
                                                             ------------
(Amortized Cost $6,388,000) .........
TOTAL INVESTMENTS (102.7%)
  (Cost/Amortized Cost
     $133,661,954)...................                         129,423,812
OTHER ASSETS
  LESS LIABILITIES (-2.7%) ..........                          (3,422,170)
                                                             ------------
NET ASSETS (100%)                                            $126,001,642
                                                             ------------

----------
+ Security exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At June 30, 1999 these securities amounted to $706,057 or 0.56% of net assets.

^ All, or a portion of securities held by broker as collateral for financial future contracts.

   Glossary:
   TBA--Security is subject to delayed delivery.

EQ ADVISORS TRUST
JPM CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999, the Portfolio had the following futures contracts open:
(Note 1)


                            NUMBER                                          UNREALIZED
                              OF         AGGREGATE        EXPIRATION       APPRECIATION
                          CONTRACTS      FACE VALUE          DATE         (DEPRECIATION)
                         -----------   -------------   ---------------   ---------------
PURCHASES:
90 Day Euro$..........         5        $ 1,178,690      March '00         $      532
90 Day Euro$..........         5          1,174,252      March '01              1,907
90 Day Euro$..........         5          1,172,377      March '02              2,095
90 Day Euro$..........         5          1,171,503      March '03              2,282
90 Day Euro$..........         5          1,170,065      March '04              2,345
90 Day Euro$..........         5          1,176,565       June '00                532
90 Day Euro$..........         5          1,173,440       June '01              1,970
90 Day Euro$..........         5          1,172,753       June '02              2,470
90 Day Euro$..........         5          1,170,940       June '03              2,157
90 Day Euro$..........         5          1,175,440    September '00              907
90 Day Euro$..........         5          1,173,127    September '01            2,032
90 Day Euro$..........         5          1,172,378    September '02            2,408
90 Day Euro$..........         5          1,170,628    September '03            2,158
90 Day Euro$..........         5          1,182,753    September '99              158
90 Day Euro$..........         5          1,173,752     December '00            1,408
90 Day Euro$..........         5          1,172,377     December '01            2,220
90 Day Euro$..........         5          1,171,502     December '02            2,408
90 Day Euro$..........         5          1,169,940     December '03            2,345
90 Day Euro$..........         5          1,180,128     December '99            1,470
US 5YR Note ..........         1            109,000    September '99              963
US 10YR Note .........       127         13,809,726    September '99         (155,543)
US Long Bond .........        19          2,186,829    September '99               90
                                                                           ----------
                                                                           $ (120,686)
                                                                           ==========

At June 30, 1999 the Portfolio had the following outstanding forward commitment:
(Note 1)




                                                     PROCEEDS ON         CURRENT        UNREALIZED
FORWARD SELL                       PRINCIPAL      ORIGINATION DATE        VALUE        APPRECIATION
------------------------------   -------------   ------------------   -------------   -------------
GNMA TBA (Jul.) 7.00% 7/1/29      $3,720,000         $3,664,781        $3,652,593        $12,188
                                                                                         =======

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities. .........    $ 28,108,464
U.S. Government Securities ..............................     144,445,592

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........      44,447,224
U.S. Government Securities ..............................     100,690,723

As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation. ................    $     28,650
Aggregate gross unrealized depreciation. ................      (4,266,792)
                                                             ------------
Net unrealized depreciation .............................    $ (4,238,142)
                                                             ============
Federal income tax cost of investments ..................    $133,661,954
                                                             ============

At June 30, 1999 the Portfolio had loaned securities with a total value of $2,048,868, which was secured by collateral of $2,067,410.




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (3.8%)
CHEMICALS (0.7%)
E.I. Du Pont de Nemours & Co...........            10,700       $    730,944
                                                                ------------
CHEMICALS--SPECIALTY (0.7%)
PPG Industries, Inc. ..................            12,700            750,094
                                                                ------------
METALS & MINING (1.5%)
Alcoa, Inc. ...........................             5,400            334,125
Minnesota Mining &
  Manufacturing Co. ...................            15,100          1,312,756
                                                                ------------
                                                                   1,646,881
                                                                ------------
PAPER (0.9%)
International Paper Co. ...............            20,600          1,040,300
                                                                ------------
  TOTAL BASIC MATERIALS ...............                            4,168,219
                                                                ------------
BUSINESS SERVICES (2.2%)
PRINTING, PUBLISHING, BROADCASTING (2.2%)
Gannett Co. ...........................            17,800          1,270,475
New York Times Co., Class A ...........            30,900          1,137,506
                                                                ------------
  TOTAL BUSINESS SERVICES .............                            2,407,981
                                                                ------------
CAPITAL GOODS (7.7%)
AEROSPACE (5.7%)
Allied Signal, Inc. ...................            34,300          2,160,900
British Aerospace (ADR) ...............            24,300            635,462
Gulfstream Aerospace Corp.* ...........            20,300          1,371,519
Raytheon Co., Class B .................             6,300            443,362
United Technologies Corp. .............            23,200          1,663,150
                                                                ------------
                                                                   6,274,393
                                                                ------------
MACHINERY (2.0%)
Ingersoll-Rand Co. ....................            33,200          2,145,550
                                                                ------------
  TOTAL CAPITAL GOODS .................                            8,419,943
                                                                ------------
CONSUMER CYCLICALS (11.2%)
AUTO RELATED (0.3%)
Delphi Automotive Systems .............            19,849            368,447
                                                                ------------
AUTOS & TRUCKS (2.8%)
Autonation, Inc.* .....................            31,700            564,656
Ford Motor Co. ........................            11,900            671,607
General Motors Corp. ..................            28,400          1,874,400
                                                                ------------
                                                                   3,110,663
                                                                ------------
FOOD SERVICES, LODGING (1.1%)
McDonald's Corp. ......................            30,200          1,247,637
                                                                ------------
HOUSEHOLD FURNITURE APPLIANCES (1.0%)
Circuit City Stores--Circuit City
  Group ...............................            11,200          1,041,600
                                                                ------------
PHOTO & OPTICAL (1.1%)
Eastman Kodak Co. .....................            18,300          1,239,825
                                                                ------------
RETAIL--GENERAL (4.9%)
Federated Department Stores,
  Inc.* ...............................            30,400          1,609,300
Office Depot, Inc.* ...................            53,600          1,182,550
Sears Roebuck & Co. ...................            12,300            548,119
TJX Cos., Inc. ........................            21,400            712,888
Toys-R-Us, Inc.* ......................            61,800          1,278,487
                                                                ------------
                                                                   5,331,344
                                                                ------------
  TOTAL CONSUMER CYCLICALS ............                           12,339,516
                                                                ------------


--------------------------------------------------------------------------------
                                                 NUMBER               VALUE
                                                OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS (20.6%)
BEVERAGES (3.8%)
Diageo plc (ADR) ......................            23,791       $  1,023,013
Heineken N.V. (ADR) ...................            16,412            840,335
PepsiCo, Inc. .........................            49,900          1,930,506
Seagram Co., Ltd. .....................             7,900            397,963
                                                                ------------
                                                                   4,191,817
                                                                ------------
DRUGS (7.1%)
American Home Products Corp. ..........            45,100          2,593,250
Amgen, Inc.* ..........................            19,500          1,187,063
Bristol-Myers Squibb Co. ..............            38,400          2,704,800
Merck & Co., Inc. .....................            18,400          1,361,600
                                                                ------------
                                                                   7,846,713
                                                                ------------
FOODS (2.9%)
H.J. Heinz Co. ........................            16,100            807,013
Hershey Foods Corp. ...................            18,900          1,122,187
Unilever N.V. .........................            18,035          1,257,941
                                                                ------------
                                                                   3,187,141
                                                                ------------
HOSPITAL SUPPLIES & SERVICES (0.9%)
Baxter International, Inc. ............            15,500            939,688
                                                                ------------
RETAIL--FOOD (0.6%)
Albertson's, Inc. .....................            12,703            654,998
                                                                ------------
SOAPS & TOILETRIES (3.0%)
Colgate Palmolive Co. .................             8,600            849,250
Kimberly Clark Corp. ..................            11,500            655,500
Procter & Gamble Co. ..................            20,600          1,838,550
                                                                ------------
                                                                   3,343,300
                                                                ------------
TOBACCO (2.3%)
Philip Morris Cos., Inc. ..............            62,900          2,527,794
                                                                ------------
  TOTAL CONSUMER NON-CYCLICALS                                    22,691,451
                                                                ------------
CREDIT SENSITIVE (35.1%)
BANKS (11.7%)
Bank Of America Corp. .................            28,084          2,058,908
Bank One Corp. ........................            31,000          1,846,438
Chase Manhattan Corp. .................            34,100          2,953,912
Comerica, Inc. ........................             6,700            398,231
First Union Corp. .....................            31,900          1,499,300
Fleet Financial Group, Inc. ...........            31,600          1,402,250
Mellon Bank Corp. .....................            49,600          1,804,200
Wells Fargo Co. .......................            21,800            931,950
                                                                ------------
                                                                  12,895,189
                                                                ------------
FINANCIAL SERVICES (6.1%)
Citigroup, Inc. .......................            32,250          1,531,875
Fannie Mae ............................            22,300          1,524,762
First Data Corp. ......................            32,900          1,610,044
Goldman Sachs Group, Inc.* ............             5,200            375,700
Morgan Stanley Dean Witter
  Discover & Co. ......................            16,200          1,660,500
                                                                ------------
                                                                   6,702,881
                                                                ------------
INSURANCE (6.9%)
Aetna, Inc. ...........................            19,000          1,699,312
Allstate Corp. ........................            44,800          1,607,200
Hartford Financial Services
  Group, Inc. .........................            23,600          1,376,175

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER           VALUE
                                              OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Unum Corp. ...........................         25,000        $  1,368,750
Washington Mutual, Inc. ..............         43,100           1,524,663
                                                             ------------
                                                                7,576,100
                                                             ------------
UTILITY--ELECTRIC (2.9%)
Consolidated Edison, Inc. ............         15,800             714,950
Entergy Corp. ........................         24,600             768,750
FPL Group, Inc. ......................         17,300             945,013
Southern Co. .........................         31,000             821,500
                                                             ------------
                                                                3,250,213
                                                             ------------
UTILITY--TELEPHONE (7.5%)
AT&T Corp. ...........................         46,950           2,620,397
Bell Atlantic Corp. ..................         56,400           3,687,150
SBC Communications, Inc. .............         33,300           1,931,400
                                                             ------------
                                                                8,238,947
                                                             ------------
  TOTAL CREDIT SENSITIVE .............                         38,663,330
                                                             ------------
DIVERSIFIED (0.8%)
MISCELLANEOUS (0.8%)
Ralston-Ralston Purina Group .........         28,800             876,600
                                                             ------------
ENERGY (5.4%)
OIL--DOMESTIC (3.9%)
Chevron Corp. ........................         11,300           1,075,619
Exxon Corp. ..........................         12,900             994,912
Mobil Corp. ..........................         22,200           2,197,800
                                                             ------------
                                                                4,268,331
                                                             ------------
OIL--INTERNATIONAL (1.0%)
Texaco, Inc. .........................         18,300           1,143,750
                                                             ------------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ..............................         18,400             570,400
                                                             ------------
  TOTAL ENERGY .......................                          5,982,481
                                                             ------------
TECHNOLOGY (13.3%)
COMPUTER HARDWARE (2.1%)
Hewlett Packard Co. ..................         23,100           2,321,550
                                                             ------------
ELECTRONICS (2.7%)
Intel Corp. ..........................         20,600           1,225,700
Texas Instruments, Inc. ..............         11,900           1,725,500
                                                             ------------
                                                                2,951,200
                                                             ------------
OFFICE EQUIPMENT (4.1%)
Compaq Computer Corp. ................         41,800             990,137
International Business Machines
  Corp. ..............................         18,800           2,429,900
Xerox Corp. ..........................         18,700           1,104,469
                                                             ------------
                                                                4,524,506
                                                             ------------
OFFICE EQUIPMENT SERVICES (0.5%)
NCR Corp. ............................         11,100             541,819
                                                             ------------
TELECOMMUNICATIONS (3.9%)
Ameritech Corp. ......................         40,700           2,991,450
Motorola, Inc. .......................         14,300           1,354,925
                                                             ------------
                                                                4,346,375
                                                             ------------
  TOTAL TECHNOLOGY ...................                         14,685,450
                                                             ------------
TOTAL COMMON STOCKS (100.1%)
  (Cost $95,278,196)..................                        110,234,971
                                                             ------------




--------------------------------------------------------------------------------
                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.0%)
U.S. Treasury Bill, 8/5/1999
  (Amortized Cost $6,622,056).........     $6,650,000        $  6,622,056
                                                             ------------
TOTAL INVESTMENTS (106.1%)
  (Cost/Amortized Cost
  $101,900,252).......................                        116,857,027
OTHER ASSETS
  LESS LIABILITIES (-6.1%) ...........                         (6,758,219)
                                                             ------------
NET ASSETS (100%) ....................                       $110,098,808
                                                             ============


---------------------
*     Non-income producing
      Glossary:
      ADR--American Depositary Receipt

EQ ADVISORS TRUST
LAZARD LARGE CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $40,249,667

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     11,432,380


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................     $ 17,075,846
Aggregate gross unrealized depreciation ................       (2,119,071)
                                                             ------------
Net unrealized appreciation ............................     $ 14,956,775
                                                             ============
Federal income tax cost of investments .................     $101,900,252
                                                             ============


At June 30, 1999, the Portfolio had loaned securities with a total value of $1,858,330 which was secured by collateral of $1,932,604.


As of December 31, 1998, the Portfolio had a net capital loss carryforward of $475,091 which expires in the year 2006.







































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER              VALUE
                                                OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (4.9%)
CHEMICALS--SPECIALTY (2.8%)
A. Schulman, Inc. .....................           18,600         $   319,687
Ferro Corp. ...........................           22,000             605,000
H.B. Fuller Co. .......................           12,200             834,175
                                                                 -----------
                                                                   1,758,862
                                                                 -----------
PAPER (2.1%)
Chesapeake Corp. ......................           15,400             576,538
Wausau-Mosinee Paper Corp. ............           41,100             739,800
                                                                 -----------
                                                                   1,316,338
                                                                 -----------
  TOTAL BASIC MATERIALS ...............                            3,075,200
                                                                 -----------
BUSINESS SERVICES (8.5%)
PRINTING, PUBLISHING,
  BROADCASTING (5.2%)
Banta Corp. ...........................           35,100             737,100
Bowne & Co. ...........................           50,900             661,700
HA-LO Industries, Inc.* ...............           38,400             379,200
Hearst-Argyle Television, Inc.* .......                                    9
Nielsen Media Research* ...............           23,166             677,605
Pulitzer, Inc. ........................            7,800             378,788
World Color Press, Inc.* ..............           15,200             418,000
                                                                 -----------
                                                                   3,252,402
                                                                 -----------
PROFESSIONAL SERVICES (1.7%)
CDI Corp.* ............................           18,200             619,937
InaCom Corp.* .........................           39,700             501,213
                                                                 -----------
                                                                   1,121,150
                                                                 -----------
TRUCKING, SHIPPING (1.6%)
CNF Transportation, Inc. ..............           18,500             709,937
Pittston BAX Group ....................           31,500             299,250
                                                                 -----------
                                                                   1,009,187
                                                                 -----------
  TOTAL BUSINESS SERVICES .............                            5,382,739
                                                                 -----------
CAPITAL GOODS (19.3%)
AEROSPACE (0.9%)
AAR Corp. .............................           23,900             542,231
                                                                 -----------
BUILDING & CONSTRUCTION (0.5%)
Kaufman & Broad Home Corp. ............           13,700             340,788
                                                                 -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (5.7%)
Apogee Enterprises, Inc. ..............           53,000             712,188
Crane Co. .............................           27,850             875,534
Hughes Supply, Inc. ...................           14,700             436,406
Hussmann International, Inc. ..........           37,600             622,750
Lone Star Industries, Inc. ............           15,800             593,488
Martin Marietta Materials, Inc. .......            5,500             324,500
                                                                 -----------
                                                                   3,564,866
                                                                 -----------
ELECTRICAL EQUIPMENT (7.0%)
Belden, Inc. ..........................           22,100             529,019
Credence Systems Corp.* ...............           31,800           1,180,575
Harman International Industries,
  Inc. ................................           16,600             730,400
Lam Research Corp.* ...................           13,400             625,612
MagneTek, Inc.* .......................           44,100             465,806
Pittston Brink's Group ................           17,000             454,750
Scotsman Industries, Inc. .............           11,900             256,594
Silicon Valley Group, Inc.* ...........           10,600             178,213
                                                                 -----------
                                                                   4,420,969
                                                                 -----------


--------------------------------------------------------------------------------
                                                 NUMBER              VALUE
                                                OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
MACHINERY (5.2%)
Applied Power, Inc., Class A ..........           15,900         $   434,269
Briggs & Stratton Corp. ...............            4,200             242,550
JLG Industries, Inc. ..................           50,600           1,030,975
OmniQuip International, Inc. ..........           19,300             151,988
Regal-Beloit Corp. ....................           29,900             706,387
Watts Industries, Inc., Class A .......           36,600             702,262
                                                                 -----------
                                                                   3,268,431
                                                                 -----------
  TOTAL CAPITAL GOODS .................                           12,137,285
                                                                 -----------
CONSUMER CYCLICALS (16.9%)
AIRLINES (0.5%)
Aviation Sales Co.* ...................            8,600             339,700
                                                                 -----------
APPAREL & TEXTILES (3.0%)
Interface, Inc. .......................           56,900             490,762
Nautica Enterprises, Inc.* ............           20,100             339,188
Stride Rite Corp. .....................           37,100             382,594
Talbots, Inc. .........................            9,900             377,437
Wet Seal, Inc., Class A* ..............           11,200             320,600
                                                                 -----------
                                                                   1,910,581
                                                                 -----------
AUTO RELATED (5.5%)
Borg-Warner Automotive, Inc. ..........           11,000             605,000
Budget Group, Inc.* ...................           33,600             413,700
Dura Automotive Systems, Inc.*                    11,200             372,400
Mark IV Industries, Inc. ..............           44,800             946,400
Pennzoil-Quaker State Co. .............           13,400             201,000
Tower Automotive* .....................           35,500             903,032
                                                                 -----------
                                                                   3,441,532
                                                                 -----------
FOOD SERVICES, LODGING (2.5%)
CKE Restaurants, Inc. .................           26,400             429,000
Lone Star Steakhouse & Saloon,
  Inc.* ...............................           26,600             258,519
Prime Hospitality Corp.* ..............           45,500             546,000
Ryan's Family Steak Houses,
  Inc.* ...............................           27,700             322,012
                                                                 -----------
                                                                   1,555,531
                                                                 -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (3.4%)
Basset Furniture Industries, Inc. .....           22,800             521,550
Furniture Brands International,
  Inc.* ...............................           34,600             964,475
Pier 1 Imports, Inc. ..................           60,300             678,375
                                                                 -----------
                                                                   2,164,400
                                                                 -----------
LEISURE RELATED (1.2%)
Polaris Industries, Inc. ..............           16,800             730,800
                                                                 -----------
PHOTO & OPTICAL (0.4%)
Cole National Corp.* ..................            3,800              30,163
Oakley, Inc.* .........................           28,700             204,487
                                                                 -----------
                                                                     234,650
                                                                 -----------
RETAIL--GENERAL (0.4%)
CompUSA, Inc.* ........................           36,300             269,981
                                                                 -----------
  TOTAL CONSUMER CYCLICALS ............                           10,647,175
                                                                 -----------
CONSUMER NON-CYCLICALS (11.4%)
DRUGS (1.2%)
Perrigo Co.* ..........................           61,400             468,175
West Pharmaceutical Services ..........            6,294             247,039
                                                                 -----------
                                                                     715,214
                                                                 -----------

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER          VALUE
                                              OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
FOODS (4.7%)
American Italian Pasta Co.,
  Class A* .........................           31,000       $   941,625
Aurora Foods, Inc.* ................           37,500           656,250
International Multifoods Corp. .....           23,000           518,937
Lance, Inc. ........................           20,600           321,875
Ralcorp Holdings, Inc.* ............           30,600           491,513
                                                            -----------
                                                              2,930,200
                                                            -----------
HOSPITAL SUPPLIES & SERVICES (4.2%)
Apria Healthcare Group, Inc.* ......           39,600           673,200
Ivacare Corp. ......................           23,600           631,300
Sierra Health Services, Inc.* ......           34,050           491,597
Sunrise Medical, Inc.* .............           20,200           143,925
Varian Medical Systems, Inc. .......           28,800           727,200
                                                            -----------
                                                              2,667,222
                                                            -----------
RETAIL--FOOD (1.3%)
Great Atlantic & Pacific Tea Co.,
  Inc. .............................           24,700           835,169
                                                            -----------
  TOTAL CONSUMER NON-CYCLICALS                                7,147,805
                                                            -----------
CREDIT SENSITIVE (19.8%)
BANKS (3.9%)
Astoria Financial Corp. ............           16,200           711,787
Hudson United Bancorp ..............           24,416           747,740
Southwest Bancorporation of
  Texas, Inc.* .....................           26,200           471,600
Staten Island Bancorp, Inc. ........           31,100           559,800
                                                            -----------
                                                              2,490,927
                                                            -----------
FINANCIAL SERVICES (1.2%)
Eaton Vance Corp. ..................            6,900           237,619
Enhance Financial Services
  Group, Inc. ......................           26,800           529,300
                                                            -----------
                                                                766,919
                                                            -----------
INSURANCE (5.0%)
Arthur J. Gallagher & Co. ..........           11,800           584,100
E W Blanch Holdings, Inc. ..........           10,900           743,244
Frontier Insurance Group, Inc. .....           30,950           475,856
HCC Insurance Holdings, Inc. .......           36,900           837,169
Radian Group, Inc. .................            9,759           476,380
XL Capital Ltd., Class A ...........                1                28
                                                            -----------
                                                              3,116,777
                                                            -----------
MORTGAGE RELATED (1.4%)
Toll Brothers, Inc.* ...............           40,100           859,644
                                                            -----------
REAL ESTATE (6.1%)
Catellus Development Corp.* ........           45,900           711,450
Chateau Communities, Inc. ..........           15,900           476,006
FelCor Lodging Trust, Inc. .........           26,700           554,025
Glenborough Realty Trust, Inc. .....           30,200           528,500
JDN Realty Corp. ...................           24,000           537,000
Kilroy Realty Corp. ................           22,100           537,306
Mack-Cali Realty Corp. .............           16,100           498,094
                                                            -----------
                                                              3,842,381
                                                            -----------
UTILITY--ELECTRIC (2.2%)
Avista Corp. .......................           21,700           352,625
Calpine Corp.* .....................            7,200           388,800


--------------------------------------------------------------------------------
                                               NUMBER          VALUE
                                              OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
Sierra Pacific Resources ...........           18,300       $   665,663
                                                            -----------
                                                              1,407,088
                                                            -----------
  TOTAL CREDIT SENSITIVE ...........                         12,483,736
                                                            -----------
DIVERSIFIED (0.8%)
MISCELLANEOUS (0.8%)
Roper Industries, Inc. .............           16,100           515,200
                                                            -----------
ENERGY (3.7%)
COAL & GAS PIPELINES (0.1%)
Consol Energy, Inc.* ...............            3,300            39,600
                                                            -----------
OIL--DOMESTIC (1.6%)
Barrett Resources Corp.* ...........           26,800         1,028,450
                                                            -----------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Devon Energy Corp. .................           17,400           622,050
Helmerich & Payne, Inc. ............           27,300           650,081
                                                            -----------
                                                              1,272,131
                                                            -----------
  TOTAL ENERGY .....................                          2,340,181
                                                            -----------
TECHNOLOGY (9.8%)
COMPUTER HARDWARE (0.6%)
Sequent Computer System* ...........           20,700           367,425
                                                            -----------
COMPUTER SOFTWARE (0.3%)
Data General Corp.* ................           14,500           211,156
                                                            -----------
ELECTRONICS (2.0%)
Anixter International, Inc.* .......           40,100           731,825
Tektronix, Inc. ....................           18,000           543,375
                                                            -----------
                                                              1,275,200
                                                            -----------
OFFICE EQUIPMENT (0.9%)
Electronics for Imaging, Inc.* .....           10,600           544,575
                                                            -----------
OFFICE EQUIPMENT SERVICES (1.7%)
Bell & Howell Co.* .................           21,600           816,750
Standard Register Co. ..............            8,000           246,000
                                                            -----------
                                                              1,062,750
                                                            -----------
TELECOMMUNICATIONS (4.3%)
Allen Telecom, Inc.* ...............           53,200           571,900
KEMET Corp.* .......................           58,300         1,337,256
Oak Industries, Inc.* ..............           18,500           808,219
                                                            -----------
                                                              2,717,375
                                                            -----------
  TOTAL TECHNOLOGY .................                          6,178,481
                                                            -----------
TOTAL COMMON STOCKS (95.1%)
  (Cost $55,310,244) ...............                         59,907,802
                                                            -----------
                                           PRINCIPAL
                                            AMOUNT
                                            ------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.5%)
U.S. Treasury Bill, 8/5/1999
  (Amortized Cost $2,225,812) ......      $2,235,000          2,225,439
                                                            -----------
TOTAL INVESTMENTS (98.6%)
  (Cost/Amortized Cost
  $57,536,056) .....................                         62,133,241
OTHER ASSETS
 LESS LIABILITIES (1.4%) ...........                            852,805
                                                            -----------
NET ASSETS (100%) ..................                        $62,986,046
                                                            ===========

----------
*     Non-income producing

EQ ADVISORS TRUST
LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities. .........    $20,530,119

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........     13,512,443


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation. ................    $  8,130,339
Aggregate gross unrealized depreciation. ................      (3,533,154)
                                                             ------------
Net unrealized appreciation .............................    $  4,597,185
                                                             ============
Federal income tax cost of investments ..................    $ 57,536,056
                                                             ============


At June 30, 1999, the Portfolio had loaned securities with a total value of $5,111,130 which was secured by collateral of $5,284,143.

As of December 31, 1998, the Portfolio had a net capital loss carryforward of $597,372 which expires in the year 2006.







































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER          VALUE
                                              OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BUSINESS SERVICES (10.1%)
ENVIRONMENTAL CONTROL (5.2%)
CLARCOR, Inc. ............................     4,000      $   76,750
Tetra Tech, Inc.* ........................     4,375          72,187
                                                          ----------
                                                             148,937
                                                          ----------
PROFESSIONAL SERVICES (4.9%)
Computer Sciences Corp.* .................     2,000         138,375
                                                          ----------
  TOTAL BUSINESS SERVICES ................                   287,312
                                                          ----------
CAPITAL GOODS (17.7%)
AEROSPACE (2.9%)
Orbital Sciences Corp.* ..................     3,500          82,688
                                                          ----------
BUILDING & CONSTRUCTION (3.8%)
Toll Brothers, Inc.* .....................     5,000         107,187
                                                          ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (7.8%)
Kaydon Corp. .............................     3,500         117,687
Royal Group Technologies Ltd.* ...........     2,000          58,875
TJ International, Inc. ...................     1,500          46,500
                                                          ----------
                                                             223,062
                                                          ----------
MACHINERY (3.2%)
Terex Corp.* .............................     3,000          91,313
                                                          ----------
  TOTAL CAPITAL GOODS ....................                   504,250
                                                          ----------
CONSUMER CYCLICALS (22.2%)
AIRLINES (5.9%)
Comair Holdings, Inc. ....................     3,250          67,640
SkyWest, Inc. ............................     4,000          99,750
                                                          ----------
                                                             167,390
                                                          ----------
APPAREL & TEXTILES (6.8%)
Gucci Group N.V.* ........................     1,000          70,000
Jones Apparel Group, Inc.* ...............     1,500          51,469
Tommy Hilfiger Corp.* ....................     1,000          73,500
                                                          ----------
                                                             194,969
                                                          ----------
HOUSEHOLD FURNITURE, APPLIANCES (1.6%)
Newell Rubbermaid Inc. ...................     1,000          46,500
                                                          ----------
RETAIL--GENERAL (7.9%)
Borders Group, Inc.* .....................     4,000          63,250
Rite Aid Corp. ...........................     3,000          73,875
Saks, Inc.* ..............................     3,000          86,625
                                                          ----------
                                                             223,750
                                                          ----------
  TOTAL CONSUMER CYCLICALS ...............                   632,609
                                                          ----------
CONSUMER NON-CYCLICALS (14.8%)
DRUGS (6.5%)
ALZA Corp., Class A* .....................     2,000         101,750
Elan Corp. plc (ADR) * ...................     3,000          83,250
                                                          ----------
                                                             185,000
                                                          ----------
HOSPITAL SUPPLIES & SERVICES (8.3%)
Beckman Coulter, Inc. ....................     2,000          97,250
CareMatrix Corp.* ........................     4,000          49,750
Health Management Associates, Inc.,
  Class A* ...............................     8,000          90,000
                                                          ----------
                                                             237,000
                                                          ----------
  TOTAL CONSUMER NON-CYCLICALS ...........                   422,000
                                                          ----------


--------------------------------------------------------------------------------
                                               NUMBER          VALUE
                                              OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
CREDIT SENSITIVE (9.2%)
BANKS (4.3%)
Centura Banks, Inc. ......................     1,500      $   84,562
Southtrust Corp. .........................     1,000          38,375
                                                          ----------
                                                             122,937
                                                          ----------
INSURANCE (1.9%)
American Bankers Insurance Group .........     1,000          54,438
                                                          ----------
REAL ESTATE (3.0%)
Del Webb Corp. ...........................     2,000          47,750
Lennar Corp. .............................     1,500          36,000
                                                          ----------
                                                              83,750
                                                          ----------
  TOTAL CREDIT SENSITIVE .................                   261,125
                                                          ----------
DIVERSIFIED (7.7%)
MISCELLANEOUS (7.7%)
Furon Co. ................................     2,000          38,000
Lancaster Colony Corp. ...................     1,500          51,750
Telex, Inc. ..............................     2,000          86,875
Tredegar Industries, Inc. ................     2,000          43,500
                                                          ----------
  TOTAL DIVERSIFIED ......................                   220,125
                                                          ----------
ENERGY (5.2%)
COAL & GAS PIPELINES (3.7%)
Williams Cos., Inc. ......................     2,500         106,406
                                                          ----------
OIL--INTERNATIONAL (1.5%)
Diamond Offshore Drilling, Inc. ..........     1,500          42,563
                                                          ----------
  TOTAL ENERGY ...........................                   148,969
                                                          ----------
TECHNOLOGY (9.2%)
ELECTRONICS (3.1%)
Intel Corp. ..............................     1,500          89,250
                                                          ----------
OFFICE EQUIPMENT (1.1%)
Herman Miller, Inc. ......................     1,500          31,500
                                                          ----------
OFFICE EQUIPMENT SERVICES (1.8%)
MICROS Systems, Inc.* ....................     1,500          51,000
                                                          ----------
TELECOMMUNICATIONS (3.2%)
Teligent, Inc., Class A* .................     1,500          89,719
                                                          ----------
  TOTAL TECHNOLOGY .......................                   261,469
                                                          ----------
TOTAL COMMON STOCKS (96.1%)
  (Cost $2,688,483).......................                 2,737,859
                                                          ----------
                                            PRINCIPAL
                                             AMOUNT
                                             ------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (13.1%)
Federal Home Loan Mortgage Corp.
  (Discount Note), 7/9/99 ................  $125,000         124,867
  (Discount Note), 7/22/99 ...............   150,000         149,570
  (Discount Note), 7/29/99 ...............   100,000          99,611
                                                          ----------
TOTAL SHORT-TERM DEBT SECURITIES (13.1%)
  (Amortized Cost $374,048)...............                   374,048
                                                           ----------
TOTAL INVESTMENTS  (109.2%)
  (Cost/Amortized Cost $3,062,531)........                 3,111,907
OTHER ASSETS .............................
  LESS LIABILITIES (-9.2%) ...............                  (262,438)
                                                          ----------
NET ASSETS (100%) ........................                $2,849,469
                                                          ==========


----------
*  Non-income producing
   Glossary:
   ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/EVERGREEN PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $2,822,412

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........       189,964


As of June 30, 1999 the the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $  156,993
Aggregate gross unrealized depreciation ................      (107,617)
                                                            ----------
Net unrealized appreciation ............................    $   49,376
                                                            ==========
Federal income tax cost of investments .................    $3,062,531
                                                            ==========


For the period from January 1, 1999 to June 30, 1999 the Portfolio incurred approximately $5,266 of brokerage commissions with Lieber & Co., an affiliated broker/dealer.






































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN FOUNDATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER           VALUE
                                                OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (1.5%)
CHEMICALS (1.5%)
E.I. Du Pont de Nemours & Co.                     1,000        $   68,313
                                                               ----------
BUSINESS SERVICES (7.6%)
PRINTING, PUBLISHING, BROADCASTING (2.5%)
Time Warner, Inc. ...................             1,500           110,250
                                                               ----------
PROFESSIONAL SERVICES (5.1%)
Computer Sciences Corp.* ............             2,000           138,375
Fair Issac & Co., Inc. ..............             2,500            87,656
                                                               ----------
                                                                  226,031
                                                               ----------
  TOTAL BUSINESS SERVICES ...........                             336,281
                                                               ----------
CAPITAL GOODS (5.3%)
BUILDING MATERIALS & FOREST
  PRODUCTS (1.3%)
Armstrong World Industries, Inc.                  1,000            57,813
                                                               ----------
ELECTRICAL EQUIPMENT (4.0%)
Emerson Electric Co. ................             1,000            62,875
Honeywell, Inc. .....................             1,000           115,875
                                                               ----------
                                                                  178,750
                                                               ----------
  TOTAL CAPITAL GOODS ...............                             236,563
                                                               ----------
CONSUMER CYCLICALS (7.7%)
AIRLINES (1.2%)
AMR Corp.* ..........................               800            54,600
                                                               ----------
APPAREL & TEXTILES (2.4%)
VF Corp. ............................             2,500           106,875
                                                               ----------
AUTO RELATED (2.0%)
Autozone, Inc.* .....................             3,000            90,375
                                                               ----------
HOUSEHOLD FURNITURE, APPLIANCES (2.1%)
Newell Rubbermaid, Inc. .............             2,000            93,000
                                                               ----------
  TOTAL CONSUMER CYCLICALS ..........                             344,850
                                                               ----------
CONSUMER NON-CYCLICALS (13.9%)
DRUGS (9.9%)
American Home Products Corp. ........             2,000           115,000
Eli Lilly & Co. .....................             1,500           107,437
Pfizer, Inc. ........................             2,000           219,500
                                                               ----------
                                                                  441,937
                                                               ----------
FOODS (1.1%)
International Multifoods Corp. ......             2,200            49,638
                                                               ----------
RETAIL--FOOD (2.9%)
Albertson's, Inc. ...................             2,500           128,906
                                                               ----------
  TOTAL CONSUMER NON-CYCLICALS                                    620,481
                                                               ----------
CREDIT SENSITIVE (33.0%)
BANKS (12.3%)
BankBoston Corp. ....................             1,000            51,125
Comerica, Inc. ......................             2,000           118,875
Commerce Bancshares, Inc. ...........             1,500            60,375
Huntington Bancshares ...............             2,000            70,000
North Fork Bancorporation, Inc.                   2,000            42,625
Pacific Century Financial Corp. .....             3,000            64,688
Southtrust Corp. ....................             1,000            38,375
SunTrust Banks, Inc. ................             1,500           104,156
                                                               ----------
                                                                  550,219
                                                               ----------


--------------------------------------------------------------------------------
                                                 NUMBER           VALUE
                                                OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (4.5%)
American Express Co. ................             1,000        $  130,125
Golden West Financial Corp. .........               700            68,600
                                                               ----------
                                                                  198,725
                                                               ----------
INSURANCE (4.5%)
American International Group,
  Inc. ..............................             1,000           117,062
Unum Corp. ..........................             1,500            82,125
                                                               ----------
                                                                  199,187
                                                               ----------
REAL ESTATE (6.9%)
Centrex Corp. .......................             2,000            75,125
Kilroy Realty Corp. .................             3,000            72,937
Lennar Corp. ........................             2,000            48,000
Meditrust Companies .................             4,000            52,250
Post Properties, Inc. ...............             1,500            61,500
                                                               ----------
                                                                  309,812
                                                               ----------
UTILITY--ELECTRIC (3.7%)
Central Hudson Gas & Electric .......             2,000            84,000
Niagara Mohawk Holdings, Inc.*.......             5,000            80,313
                                                               ----------
                                                                  164,313
                                                               ----------
UTILITY--TELEPHONE (1.1%)
Cincinnati Bell, Inc. ...............             2,000            49,875
                                                               ----------
  TOTAL CREDIT SENSITIVE ............                           1,472,131
                                                               ----------
ENERGY (4.5%)
OIL--DOMESTIC (1.1%)
Chevron Corp. .......................               500            47,594
                                                               ----------
OIL--INTERNATIONAL (2.1%)
Texaco, Inc. ........................             1,500            93,750
                                                               ----------
RAILROADS (1.3%)
Union Pacific Corp. .................             1,000            58,312
                                                               ----------
  TOTAL ENERGY ......................                             199,656
                                                               ----------
TECHNOLOGY (4.7%)
ELECTRONICS (4.7%)
Intel Corp. .........................             3,500           208,250
                                                               ----------
TOTAL COMMON STOCKS (78.2%)
  (Cost $3,344,455)..................                           3,486,525
                                                               ----------
                                              PRINCIPAL
                                               AMOUNT
                                               ------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.4%)
U.S. Treasury Bond, 6.25%,
  8/15/23 ...........................      $   200,000            200,188
U.S. Treasury Note, 6.00%,
  2/15/26 ...........................          500,000            486,250
                                                               ----------
  (Cost $726,299)....................                             686,438
                                                               ----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (23.5%)
Federal Mortgage Corp., 4.00%,
  7/9/99 ............................          950,000            948,989
Federal Mortgage Corp., 4.85%,
  7/22/99 ...........................          100,000             99,713
                                                               ----------
  (Amortized Cost $1,048,702)........                           1,048,702
                                                               ----------

EQ ADVISORS TRUST
EQ/EVERGREEN FOUNDATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                            VALUE
                                           (NOTE 1)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (117.1%)
  (Cost/Amortized Cost
  $5,119,456) .......................    $5,221,665
OTHER ASSETS
  LESS LIABILITIES (-17.1%) .........      (763,283)
                                         ----------
NET ASSETS (100%) ...................    $4,458,382
           ====                          ==========


---------------------
* Non-income producing

EQ ADVISORS TRUST
EQ/EVERGREEN FOUNDATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities. .........    $3,406,211
U.S. Government securities ..............................       726,875

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..........        79,554


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation..................    $  186,650
Aggregate gross unrealized depreciation..................       (84,441)
                                                             ----------
Net unrealized appreciation .............................    $  102,209
                                                             ==========
Federal income tax cost of investments ..................    $5,119,456
                                                             ==========


For the period from December 31, 1998 to June 30, 1999 the Portfolio incurred approximately $4,657 of brokerage commission with Lieber & Co., an affiliated broker/dealer.




































                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BUSINESS SERVICES (5.8%)
PRINTING, PUBLISHING,
  BROADCASTING (5.8%)
AT&T Corp.--Liberty Media
  Group, Class A* .....................          16,000          $   588,000
Chancellor Media Corp.* ...............           5,200              286,650
Clear Channel Communications,
  Inc.* ...............................           4,800              330,900
MediaOne Group, Inc.* .................          17,200            1,279,250
                                                                 -----------
  TOTAL BUSINESS SERVICES .............                            2,484,800
                                                                 -----------
CAPITAL GOODS (3.5%)
AEROSPACE (0.8%)
United Technologies Corp. .............           4,900              351,269
                                                                 -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (2.2%)
Lowe's Cos. ...........................          16,400              929,675
                                                                 -----------
MACHINERY (0.5%)
Applied Material, Inc.* ...............           2,800              206,850
                                                                 -----------
  TOTAL CAPITAL GOODS .................                            1,487,794
                                                                 -----------
CONSUMER CYCLICALS (17.7%)
AIRLINES (3.3%)
AMR Corp.* ............................           1,200               81,900
Continental Airlines, Inc.,
  Class B* ............................          11,300              425,162
Delta Airlines, Inc. ..................           3,000              172,875
KLM Royal Dutch Airlines ..............          10,300              294,194
Northwest Airlines Corp.,
  Class A* ............................           4,000              130,000
UAL Corp.* ............................           4,500              292,500
                                                                 -----------
                                                                   1,396,631
                                                                 -----------
AUTOS & TRUCKS (0.8%)
Ford Motor Co. ........................           5,800              327,337
                                                                 -----------
RETAIL--GENERAL (13.2%)
Costco Co., Inc.* .....................           7,100              568,444
Dayton Hudson Corp. ...................           8,000              520,000
GAP, Inc. .............................          25,350            1,277,006
Home Depot, Inc. ......................          26,500            1,707,594
Kohls Corp.* ..........................           8,500              656,094
Walgreen Co. ..........................           4,500              132,187
Wal-Mart Stores, Inc. .................          15,900              767,175
                                                                 -----------
                                                                   5,628,500
                                                                 -----------
TRUCKING & SHIPPING (0.4%)
FDX Corp.* ............................           3,200              173,600
                                                                 -----------
  TOTAL CONSUMER CYCLICALS ............                            7,526,068
                                                                 -----------
CONSUMER NON-CYCLICALS (15.1%)
BEVERAGES (0.5%)
Starbucks Corp.* ......................           5,400              202,837
                                                                 -----------
DRUGS (10.1%)
Bristol-Myers Squibb Co. ..............          11,400              802,988
McKesson HBOC, Inc. ...................           8,400              269,850
Pfizer, Inc. ..........................           9,100              998,725
Schering-Plough Corp. .................          22,600            1,197,800
Warner Lambert Co. ....................          14,700            1,019,812
                                                                 -----------
                                                                   4,289,175
                                                                 -----------


--------------------------------------------------------------------------------
                                                NUMBER               VALUE
                                               OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (1.0%)
IMS Health, Inc. ......................          14,000          $   437,500
                                                                 -----------
RETAIL--FOOD (2.6%)
Kroger Co.* ...........................          20,800              581,100
Safeway, Inc.* ........................          11,000              544,500
                                                                 -----------
                                                                   1,125,600
                                                                 -----------
TOBACCO (0.9%)
Philip Morris Cos., Inc. ..............           9,800              393,838
                                                                 -----------
  TOTAL CONSUMER NON-CYCLICALS                                     6,448,950
                                                                 -----------
CREDIT SENSITIVE (17.9%)
BANKS (4.9%)
Bank of America Corp. .................           1,800              131,963
Bank One Corp. ........................           1,300               77,431
Chase Manhattan Corp. .................           5,400              467,775
Fifth Third Bancorp ...................           3,700              246,281
MBNA Corp. ............................          38,300            1,172,937
                                                                 -----------
                                                                   2,096,387
                                                                 -----------
FINANCIAL SERVICES (12.1%)
Associates First Capital Corp.,
  Class A .............................          15,400              682,413
Charles Schwab Corp. ..................           1,000              109,875
Citigroup, Inc. .......................          13,800              655,500
Federal Home Loan Mortgage
  Corp. ...............................          22,100            1,281,800
Goldman Sachs Group, Inc.* ............           4,700              339,575
Merrill Lynch & Co. ...................           4,700              375,706
Morgan Stanley Dean
  Witter & Co. ........................          15,000            1,537,500
Newcourt Credit Group, Inc. ...........          12,200              157,838
                                                                 -----------
                                                                   5,140,207
                                                                 -----------
INSURANCE (0.9%)
American International Group,
  Inc. ................................           3,300              386,306
                                                                 -----------
  TOTAL CREDIT SENSITIVE ..............                            7,622,900
                                                                 -----------
DIVERSIFIED (2.8%)
MISCELLANEOUS (2.8%)
Tyco International Ltd. ...............          12,500            1,184,375
                                                                 -----------
TECHNOLOGY (27.7%)
COMPUTER SOFTWARE (2.0%)
America On-Line, Inc.* ................             700               77,350
Microsoft Corp.* ......................           8,500              766,594
                                                                 -----------
                                                                     843,944
                                                                 -----------
COMPUTER HARDWARE (4.7%)
Dell Computer Corp.* ..................          54,200            2,005,400
                                                                 -----------
ELECTRONICS (2.5%)
Intel Corp. ...........................          13,800              821,100
Micron Technology, Inc.* ..............           2,500              100,781
Solectron Corp.* ......................           2,100              140,044
                                                                 -----------
                                                                   1,061,925
                                                                 -----------
OFFICE EQUIPMENT (7.3%)
Cisco Systems, Inc.* ..................          24,200            1,560,900
EMC Corp.* ............................          18,600            1,023,000
International Business Machines
  Corp. ...............................           4,000              517,000
                                                                 -----------
                                                                   3,100,900
                                                                 -----------

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------------------
                                                NUMBER            VALUE
                                               OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (11.2%)
Lucent Technologies, Inc. .............         11,555         $   779,240
MCI WorldCom, Inc.* ...................         15,900           1,371,375
Nokia OYJ (ADR) .......................         24,700           2,261,594
Vodafone Group, plc (ADR) .............          1,800             354,600
                                                                 4,766,809
                                                               -----------
  TOTAL TECHNOLOGY ....................                         11,778,978
                                                               -----------
TOTAL COMMON STOCKS (90.5%)
  (Cost $36,255,198)...................                         38,533,865
                                                               -----------
                                               PRINCIPAL
                                                 AMOUNT
                                                 ------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (10.1%)
General Electric Co., 5.60%, 7/1/99
  (Amortized Cost $4,286,000) .........     $4,286,000           4,286,000
                                                               -----------
TOTAL INVESTMENTS (100.6%)
  (Cost/Amortized Cost
  $40,541,198).........................                         42,819,865
OTHER ASSETS
  LESS LIABILITIES (-0.6%) ............                           (245,821)
                                                               -----------
NET ASSETS (100%) .....................                        $42,574,044
                                                               ===========


---------------------
*     Non-income producing

      Glossary:
      ADR--American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $36,901,204

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        626,755


As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $ 2,483,036
Aggregate gross unrealized depreciation ................       (204,369)
                                                            -----------
Net unrealized appreciation ............................    $ 2,278,667
                                                            ===========
Federal income tax cost of investments .................    $40,541,198
                                                            ===========




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                               NUMBER            VALUE
                                              OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
ARGENTINA (0.4%)
Telefonica de Argentina (ADR).......             1,500        $    47,063
                                                              -----------
AUSTRALIA (4.5%)
Broken Hill Proprietary Co. Ltd.                14,000            161,553
Coca-Cola Amatil, Ltd. .............            13,000             52,196
Coles Meyer Ltd. ...................            17,500            101,432
Lend Lease Corp. ...................             4,000             54,712
News Corp., Ltd. ...................             8,300             70,547
WMC Ltd. ...........................            13,000             55,634
Westpac Banking Corp. ..............            10,000             64,621
                                                              -----------
                                                                  560,695
                                                              -----------
CANADA (4.6%)
Bank of Nova Scotia ................             5,200            112,882
Bombardier, Inc., Class B ..........             4,800             73,265
Newbridge Networks Corp.* ..........             1,400             39,889
Nortel Networks Corp. ..............             1,000             86,812
Teleglobe, Inc. ....................             2,000             59,087
Thomson Corp. ......................             4,000            120,752
Toronto Dominion Bank ..............             2,000             90,564
                                                              -----------
                                                                  583,251
                                                              -----------
FINLAND (3.4%)
Nokia OYJ ..........................             3,700            324,735
Upm-Kymmene OYJ ....................             3,700            106,208
                                                              -----------
                                                                  430,943
                                                              -----------
FRANCE (6.7%)
Banque Nationale de Paris ..........               900             75,087
Carrefour Supermarche S.A. .........               600             88,283
Compagnie de Saint Gobain ..........               400             63,811
Groupe Danone ......................               300             77,441
Legardere S.C.A. ...................             1,300             48,457
Michelin, Class B (Registered) .....             1,000             40,961
Paribas ............................               500             56,119
Pechiney S.A., Class A .............             1,200             51,644
Sanofi-Synthelabo S.A.* ............             1,200             50,987
STMicroelectronics .................             1,200             80,043
Synthelabo .........................               500            104,287
Total S.A., Class B* ...............               400             51,669
Valero S.A. ........................               600             49,562
                                                              -----------
                                                                  838,351
                                                              -----------
GERMANY (8.0%)
Bayerische Motoren Werke
  (BMW) AG .........................               100             69,593
Deutsche Telekom AG ................             3,000            126,229
Dresdner Bank AG ...................             1,500             58,390
Mannesmann AG ......................             2,800            419,214
Preussag AG ........................             1,000             53,899
Siemens AG .........................             1,800            139,022
Thyssen Krupp AG* ..................             3,400             74,601
Veba AG ............................             1,000             59,062
                                                              -----------
                                                                1,000,010
                                                              -----------
HONG KONG (1.5%)
Hutchison Whampoa Ltd. .............            12,000            108,658
Johnson Electric Holdings ..........            20,000             82,492
                                                              -----------
                                                                  191,150
                                                              -----------
ITALY (4.3%)
Assicurazioni Generali .............             2,800             97,142
ENI S.p.A. (Registered) ............            15,500             92,666


--------------------------------------------------------------------------------
                                               NUMBER            VALUE
                                              OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Fiat S.p.A.* .......................            22,000        $    69,738
Telecom Italia Mobile S.p.A. .......            10,700             39,442
Telecom Italia Mobile S.p.A. .......            15,800             94,459
Telecom Italia S.p.A. ..............             9,600             99,917
Telecom Italia S.p.A. (RNC) ........             8,000             43,450
                                                              -----------
                                                                  536,814
                                                              -----------
JAPAN (24.5%)
Advantest Corp. ....................             1,700            187,060
Asahi Breweries Ltd. ...............             6,000             74,758
DDI Corp. ..........................                12             74,758
Hirose Electric ....................               900             93,522
Hitachi Ltd. .......................             8,000             75,122
JUSCO Co., Ltd. ....................             3,000             54,604
Kao Corp. ..........................             2,000             56,259
Keyence Corp. ......................               500             87,615
Mitsubishi Heavy Industries Ltd.                 5,000             20,311
Mitsubishi Motors Corp.* ...........            18,000             93,373
Mitsui Chemicals, Inc. .............            10,000             64,532
Mitsui Marine & Fire Insurance
  Co., Ltd. ........................            11,000             54,149
Murata Manufacturing Co., Ltd. .....             3,000            197,568
NEC Corp. ..........................             6,000             74,708
NTT Mobile Communications ..........                 3             40,705
NTT Mobile Communications
  NE* ..............................                12            160,834
Nichiel Co. Ltd. ...................               800             70,158
Nikon Corp. ........................             6,000             98,287
Nintendo Ltd. ......................               900            126,657
Nissan Motor Co., Ltd. .............            19,000             90,858
Orix Corp. .........................               900             80,417
Rohm Co. ...........................             1,000            156,780
Shokoh Fund & Co. ..................               200            143,625
Sony Corp. .........................             2,300            248,325
Sony Music Entertainment, Inc. .....             1,300            110,780
THK Company, Ltd. ..................             3,000             69,496
Takeda Chemical Industries .........             2,000             92,827
The Fuji Bank Ltd. .................             8,000             55,862
The Sakura Bank Ltd. ...............            13,000             49,367
Tokyo Electron Ltd. ................             4,000            271,697
                                                              -----------
                                                                3,075,014
                                                              -----------
KOREA (0.6%)
Samsung Electronics (GDS)+ .........             1,406             72,479
                                                              -----------
MEXICO (2.4%)
Cifra S.A., Class B (ADR)* .........             3,700             70,963
Panamerican Beverages, Inc.,
  Class A ..........................             2,500             59,531
Telmex, Class L (ADR) ..............             2,200            177,788
                                                              -----------
                                                                  308,282
                                                              -----------
NETHERLANDS (3.7%)
ASM Lithography Holding N.V.*                    3,100            179,570
Aegon N.V. .........................             1,800            130,751
Heineken Holding N.V. ..............             2,600             97,989
ING Groep N.V. .....................             1,000             54,209
                                                              -----------
                                                                  462,519
                                                              -----------
PORTUGAL (0.4%)
Telecel-Comunicacoes Pessoai .......               400             51,627
                                                              -----------
SINGAPORE (1.0%)
Keppel Tat Lee Bank Limited ........            31,000             68,834
Singapore Tech Engineering .........            49,000             55,553
                                                              -----------
                                                                  124,387
                                                              -----------

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
SOUTH AFRICA (1.0%)
De Beers Consolidated Mines
  (ADR) ...............................           2,500        $    59,687
South African Breweries plc ...........           7,300             63,389
                                                               -----------
                                                                   123,076
                                                               -----------
SPAIN (0.9%)
Telefonica de Espana S.A.* ............           2,300            110,930
                                                               -----------
SWEDEN (1.2%)
Ericsson LM, Class B ..................           2,000             64,352
Foreningssparbanken Sverige AS,
  Class A .............................           3,300             46,759
Volvo AB, Class A .....................           1,600             46,287
                                                               -----------
                                                                   157,398
                                                               -----------
SWITZERLAND (4.1%)
Cie Financ Richemont, Class A .........              45             86,711
Holderbank Financiere Glarus
  AG (Registered) .....................             420            133,982
Nestle S.A. (Registered) ..............              30             54,153
Novartis AG (Registered) ..............              68             99,478
Swisscom AG (Registered) ..............             260             98,022
UBS AG (Registered) ...................             150             44,854
                                                               -----------
                                                                   517,200
                                                               -----------
TAIWAN (1.5%)
Asustek Computer, Inc. (GDR) ..........           4,500             64,913
Taiwan Semiconductor
  Manufacturing (ADR)* ................           3,500            119,000
                                                               -----------
                                                                   183,913
                                                               -----------
TURKEY (0.0%)
Turkiye Is Bankasi (GDR)* .............           3,700              6,576
                                                               -----------
UNITED KINGDOM (14.1%)
BOC Group plc .........................           5,000             97,803
Barclays plc ..........................           4,400            128,128
Cadbury Schweppes plc .................         12,600              80,299
Colt Telecom Group plc* ...............          2,700              56,689
Dixons Group plc ......................          3,600              67,294
EMI Group plc .........................          8,600              69,052
Enterprise Oil plc* ...................         10,600              69,058
GKN plc ...............................          4,200              71,752
Invensys plc ..........................         28,800             136,406
Kingfisher plc ........................          6,000              69,093


--------------------------------------------------------------------------------
                                                 NUMBER            VALUE
                                                OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
Laporte plc ...........................          4,200         $    47,504
Orange plc ............................          3,600              52,813
Reuters Group plc .....................         10,900             143,487
Royal & Sun Alliance Insurance
  Group ...............................          7,364              66,094
Shell Transport & Trading Co.,
  plc .................................          8,200              61,539
Standard Chartered plc ................          8,300             135,643
TI Group plc ..........................         10,000              67,042
Tomkins plc ...........................         15,000              65,070
AstraZeneca Group plc .................          7,300             282,590
                                                               -----------
                                                                 1,767,356
                                                               -----------
TOTAL COMMON STOCKS (88.8%)
 (Cost $10,813,404)....................                         11,149,034
                                                               -----------
PREFERRED STOCKS: (0.4%)
GERMANY (0.4%)
  (Cost $55,541)
Henkel KGaA ...........................            700              49,005
                                                               -----------
TOTAL INVESTMENTS (89.2%)
 (Cost $10,868,945)....................                         11,198,039
OTHER ASSETS (10.8%)
 LESS LIABILITIES .....................                          1,361,515
                                                               -----------
NET ASSETS (100%) .....................                        $12,559,554
                                                               ===========




-------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Common and Preferred Stocks

Basic Materials ................       5.7%
Business Services ..............       3.5
Capital Goods ..................      12.3
Consumer Cyclicals .............      12.3
Consumer Non-Cyclicals .........      12.7
Credit Sensitive ...............      20.2
Diversified ....................       6.0
Energy .........................       2.5
Technology .....................      24.8
                                     -----
                                     100.0%
                                     =====
----------
*  Non-income producing

+ Securities except from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 1999 these securities amounted to $72,479 or 0.58% of net assets.

   Glossary:
   ADR--American Depositary Receipt
   GDR--Global Depositary Receipt
   GDS--Global Depositary Share
   RNC--Risparmio Non-Convertible, Savings Shares

EQ ADVISORS TRUST
CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 1999 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)



                                                       LOCAL
                                                     CONTRACT       COST ON         U.S.$        UNREALIZED
                                                      AMOUNTS     ORIGINATION      CURRENT      APPRECIATION
                                                      (000'S)         DATE          VALUE      (DEPRECIATION)
                                                    ----------   -------------   ----------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pound, expiring 7/2/99 ..................         38        $ 60,646      $ 60,339       $   (307)
British Pound, expiring 7/6/99 ..................         14          22,170        22,243             73
European Union, expiring 7/30/99 ................         40          40,887        40,887             --
European Union, expiring 9/7/99-12/8/99 .........        116         119,168       121,393          2,225
Japanese Yen, expiring 7/2/99 ...................      2,474          20,464        20,469              5
Swedish Krona, expiring 7/1/99 ..................        396          46,864        46,781            (83)
FOREIGN CURRENCY SELL CONTRACTS
British Pound, expiring 9/3/99 ..................          7          11,000        10,798            202
British Pound, expiring 9/7/99 ..................          6           8,986         8,828            158
Japanese Yen, expiring 8/17/99 ..................     35,251         294,093       293,728            365
Japanese Yen, expiring 12/8/99 ..................     13,471         110,182       114,286         (4,104)
                                                                                                 --------
                                                                                                 $ (1,466)
                                                                                                 ========

Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $10,896,621

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........         27,520


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................     $   739,757
Aggregate gross unrealized depreciation ................        (410,663)
                                                             -----------
Net unrealized appreciation ............................     $   329,094
                                                             ===========
Federal income tax cost of investments .................     $10,868,945
                                                             ===========




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                 NUMBER           VALUE
                                                OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (3.3%)
CHEMICALS--SPECIALTY (0.4%)
Praxair, Inc. .........................          1,000           $    48,938
                                                                 -----------
METALS & MINING (1.5%)
Alcoa, Inc. ...........................          1,500                92,812
Barrick Gold Corp. ....................          2,400                46,500
Homestake Mining Co. ..................          5,200                42,575
                                                                 -----------
                                                                     181,887
                                                                 -----------
PAPER (1.4%)
Bowater, Inc. .........................          1,800                85,050
Fort James Corp. ......................          2,500                94,688
                                                                 -----------
                                                                     179,738
                                                                 -----------
  TOTAL BASIC MATERIALS ...............                              410,563
                                                                 -----------
BUSINESS SERVICES (11.7%)
ENVIRONMENT CONTROL (0.7%)
Allied Waste Industries, Inc.* ........          1,800                35,550
Browning-Ferris Industries, Inc. ......          1,300                55,900
                                                                 -----------
                                                                      91,450
                                                                 -----------
PRINTING, PUBLISHING,
  BROADCASTING (10.1%)
AT&T Corp.--Liberty Media
  Group, Class A* .....................          5,800               213,150
Adelphia Communications Corp.,
  Class A* ............................            900                57,263
Cablevision Systems Corp.,
  Class A* ............................          2,300               161,000
Century Communications Corp.,
  Class A* ............................          1,300                59,800
Comcast Corp., Class A ................          1,600                61,500
Fox Entertainment Group, Inc.,
  Class A* ............................          2,300                61,956
Interpublic Group, Inc. ...............          1,200               103,950
MediaOne Group, Inc.* .................          2,400               178,500
New York Times Co., Class A ...........          1,500                55,219
News Corp. Ltd. (ADR) .................          1,700                53,656
Viacom, Inc., Class B* ................          3,800               167,200
Young & Rubicam, Inc. .................          1,400                63,612
                                                                 -----------
                                                                   1,236,806
                                                                 -----------
PROFESSIONAL SERVICES (0.5%)
Service Corp. International ...........          2,900                55,825
                                                                 -----------
TRUCKING, SHIPPING (0.4%)
CNF Transportation, Inc. ..............          1,400                53,725
                                                                 -----------
  TOTAL BUSINESS SERVICES .............                            1,437,806
                                                                 -----------
CAPITAL GOODS (5.1%)
AEROSPACE (0.5%)
Textron, Inc. .........................            700                57,619
                                                                 -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.6%)
Lowe's Cos., Inc. .....................          1,400                79,363
                                                                 -----------
ELECTRICAL EQUIPMENT (1.0%)
Lam Research Corp.* ...................          1,300                60,694
Sensormatics Electronics Corp.*........          4,000                55,750
                                                                 -----------
                                                                     116,444
                                                                 -----------
MACHINERY (3.0%)
Applied Material, Inc.* ...............          2,300               169,912
Black & Decker Corp. ..................            800                50,500
Dover Corp. ...........................          1,800                63,000
Illinois Tool Works, Inc. .............          1,100                90,200
                                                                 -----------
                                                                     373,612
                                                                 -----------
  TOTAL CAPITAL GOODS .................                              627,038
                                                                 -----------


--------------------------------------------------------------------------------
                                                 NUMBER           VALUE
                                                OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (8.4%)
AIRLINES (0.4%)
Continental Airlines, Inc.,
  Class B* ............................          1,300           $    48,913
                                                                 -----------
APPAREL & TEXTILES (1.3%)
Jones Apparel Group, Inc.* ............            900                30,881
Nike, Inc., Class B ...................            900                56,981
Tommy Hilfiger Corp.* .................            900                66,150
                                                                 -----------
                                                                     154,012
                                                                 -----------
AUTO RELATED (1.4%)
Delphi Automotive Systems
  Corp. ...............................          2,600                48,262
Federal-Mogul Corp. ...................          1,900                98,800
Pep Boys Manny Moe & Jack .............          1,400                30,275
                                                                 -----------
                                                                     177,337
                                                                 -----------
AUTOS & TRUCKS (0.7%)
Autonation, Inc.* .....................          4,700                83,719
                                                                 -----------
FOOD SERVICES, LODGING (0.8%)
Brinker International, Inc.* ..........          2,600                70,688
Hilton Hotels Corp. ...................          2,000                28,375
                                                                 -----------
                                                                      99,063
                                                                 -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Circuit City Stores--Circuit City
  Group ...............................          1,100               102,300
                                                                 -----------
LEISURE RELATED (1.8%)
American Greetings Corp.,
  Class A .............................          2,000                60,250
Carnival Corp., Class A ...............          1,200                58,200
Harrah's Entertainment, Inc.* .........          1,000                22,000
Hasbro, Inc. ..........................          3,000                83,812
                                                                 -----------
                                                                     224,262
                                                                 -----------
RETAIL--GENERAL (1.2%)
Wal-Mart Stores, Inc. .................          3,000               144,750
                                                                 -----------
  TOTAL CONSUMER CYCLICALS ............                            1,034,356
                                                                 -----------
CONSUMER NON-CYCLICALS (20.4%)
BEVERAGES (1.2%)
Coca Cola Co. .........................          1,800               112,500
PepsiCo, Inc. .........................            800                30,950
                                                                 -----------
                                                                     143,450
                                                                 -----------
DRUGS (8.1%)
AstraZeneca Group plc (ADR) ...........          6,800               266,475
Forest Laboratories, Inc.* ............          1,400                64,750
Pfizer, Inc. ..........................          6,100               669,475
                                                                 -----------
                                                                   1,000,700
                                                                 -----------
FOODS (1.6%)
Campbell Soup Co. .....................          1,800                83,475
Kellogg Co. ...........................          3,500               115,500
                                                                 -----------
                                                                     198,975
                                                                 -----------
HOSPITAL SUPPLIES & SERVICES (7.7%)
Guidant Corp. .........................          6,100               313,769
Medtronic, Inc. .......................          5,800               451,675
PE Corp--Celera Genomics
  Group* ..............................            250                 4,047
PE Corp--PE Biosystems Group...........            500                57,375
Quintiles Transnational Corp.* ........          3,000               126,000
                                                                 -----------
                                                                     952,866
                                                                 -----------
SOAPS & TOILETRIES (1.3%)
Clorox Co. ............................            500                53,406
Colgate Palmolive Co. .................            400                39,500
Kimberly Clark Corp. ..................          1,100                62,700
                                                                 -----------
                                                                     155,606
                                                                 -----------

EQ ADVISORS TRUST
CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                         NUMBER           VALUE
                                        OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
TOBACCO (0.5%)
Philip Morris Cos., Inc. ..........      1,500           $  60,281
                                                       -----------
  TOTAL CONSUMER NON-CYCLICALS                           2,511,878
                                                       -----------
CREDIT SENSITIVE (22.5%)
BANKS (6.5%)
Bank of America Corp. .............      4,400             322,575
Chase Manhattan Corp. .............      2,400             207,900
Wells Fargo Co. ...................      6,400             273,600
                                                       -----------
                                                           804,075
                                                       -----------
FINANCIAL SERVICES (8.4%)
Associates First Capital Corp.,
  Class A .........................      1,600              70,900
Citigroup, Inc. ...................      7,500             356,250
Goldman Sachs Group, Inc.* ........        100               7,225
Household International, Inc. .....      1,800              85,275
Indymac Mortgage Holdings,
  Inc. ............................      2,900              46,400
J.P. Morgan & Co. .................        500              70,250
SLM Holding Corp. .................      6,200             284,037
Washington Mutual, Inc. ...........      3,100             109,663
                                                       -----------
                                                         1,030,000
                                                       -----------
INSURANCE (2.4%)
American International Group,
  Inc. ............................        700              81,944
Lincoln National Corp. ............      1,000              52,312
PMI Group, Inc. ...................        900              56,531
United Healthcare Corp. ...........      1,600             100,200
                                                       -----------
                                                           290,987
                                                       -----------
UTILITY--ELECTRIC (2.7%)
AES Corp.* ........................      3,400             197,625
Cinergy Corp. .....................      1,300              41,600
Niagara Mohawk Holdings, Inc.*.....      3,400              54,612
Northeast Utilities* ..............      2,600              45,988
                                                       -----------
                                                           339,825
                                                       -----------
UTILITY--TELEPHONE (2.5%)
Ameritech Corp. ...................      1,700             124,950
Sprint Corp. (Fon Group) ..........      3,500             184,844
                                                       -----------
                                                           309,794
                                                       -----------
  TOTAL CREDIT SENSITIVE ..........                      2,774,681
                                                       -----------
DIVERSIFIED (0.2%)
MISCELLANEOUS (0.2%)
Tyco International Ltd. ...........        200              18,950
                                                       -----------
ENERGY (8.6%)
COAL & GAS PIPELINES (1.3%)
Columbia Energy Group .............        500              31,344
KN Energy, Inc. ...................      2,900              38,787
Williams Cos., Inc. ...............      2,100              89,381
                                                       -----------
                                                           159,512
                                                       -----------
OIL--DOMESTIC (2.0%)
Burlington Resources, Inc. ........      1,100              47,575
Exxon Corp. .......................      1,600             123,400


--------------------------------------------------------------------------------
                                         NUMBER            VALUE
                                        OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
Mobil Corp. .......................        800          $   79,200
                                                        ----------
                                                           250,175
                                                        ----------
OIL--INTERNATIONAL (2.6%)
Shell Transport & Trading Co.
  (ADR) ...........................      4,500             208,687
Total S.A. (ADR)* .................      1,700             109,544
                                                        ----------
                                                           318,231
                                                        ----------
OIL--SUPPLIES & CONSTRUCTION (2.3%)
Baker Hughes, Inc. ................      4,200             140,700
Weatherford Intl., Inc.* ..........      3,800             139,175
                                                        ----------
                                                           279,875
                                                        ----------
RAILROADS (0.4%)
Wisconsin Central Transport
  Corp.* ..........................      2,900              54,738
                                                        ----------
  TOTAL ENERGY ....................                      1,062,531
                                                        ----------
TECHNOLOGY (13.7%)
COMPUTER HARDWARE (1.6%)
Gateway, Inc.* ....................      1,000              59,000
Hewlett Packard Co. ...............        700              70,350
Storage Technology Corp.* .........      3,000              68,250
                                                        ----------
                                                           197,600
                                                        ----------
COMPUTER SOFTWARE (1.4%)
Autodesk, Inc. ....................      2,400              70,950
Cadence Design Systems, Inc.* .....      4,500              57,375
Peoplesoft, Inc.* .................      2,500              43,125
                                                        ----------
                                                           171,450
                                                        ----------
ELECTRONICS (2.6%)
ASM Lithography Holding NV*........      2,000             118,750
Advanced Micro Devices, Inc.* .....      1,400              25,288
KLA Tencor Corp.* .................        700              45,412
Newbridge Networks Corp.* .........      1,600              46,000
Teradyne, Inc.* ...................      1,100              78,925
                                                        ----------
                                                           314,375
                                                        ----------
OFFICE EQUIPMENT (2.2%)
Cisco Systems, Inc.* ..............      3,200             206,400
Xerox Corp. .......................      1,100              64,969
                                                        ----------
                                                           271,369
                                                        ----------
TELECOMMUNICATIONS (5.9%)
Lucent Technologies, Inc. .........      1,155              77,890
MCI WorldCom, Inc.* ...............      4,000             345,000
Nokia OYJ (ADR) ...................      1,700             155,656
Vodafone Group plc (ADR)* .........        750             147,750
                                                        ----------
                                                           726,296
                                                        ----------
  TOTAL TECHNOLOGY ................                      1,681,090
                                                        ----------
TOTAL COMMON STOCKS (93.9%)
  (Cost $11,288,752)...............                     11,558,893
                                                        ----------
TOTAL INVESTMENTS (93.9%)
  (Cost $11,288,752)...............                     11,558,893
OTHER ASSETS
  LESS LIABILITIES (6.1%) .........                        755,340
                                                        ----------
NET ASSETS (100%) .................                    $12,314,233
                                                       ===========


----------
*  Non-income producing

   Glossary:
   ADR--American Depositary Receipt

EQ ADVISORS TRUST
CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $11,404,517

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        121,264


As of June 30, 1999, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $   626,720
Aggregate gross unrealized depreciation ................       (356,579)
                                                            -----------
Net unrealized appreciation ............................    $   270,141
                                                            ===========
Federal income tax cost of investments .................    $11,288,752
                                                            ===========







                       See Notes to Financial Statements.

EQ ADVISORS TRUST
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER        VALUE
                                            OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (2.0%)
PAPER (2.0%)
Bowater, Inc. .........................       3,000     $   141,750
Fort James Corp. ......................       4,500         170,437
                                                        -----------
  TOTAL BASIC MATERIALS ...............                     312,187
                                                        -----------
BUSINESS SERVICES (9.5%)
ENVIRONMENTAL CONTROL (0.8%)
Ecolab, Inc. ..........................       3,000         130,875
                                                        -----------
PRINTING, PUBLISHING,
  BROADCASTING (7.5%)
AT&T Corp.--Liberty Media
  Group, Class A* .....................       6,200         227,850
Cablevision Systems Corp.,
  Class A .............................       2,300         161,000
Fox Entertainment Group, Inc.,
  Class A* ............................       5,700         153,544
Interpublic Group, Inc. ...............       2,100         181,913
New York Times Co., Class A ...........       3,000         110,437
Time Warner, Inc. .....................       1,500         110,250
Viacom, Inc., Class B* ................       3,500         154,000
Young & Rubicam, Inc. .................       2,300         104,506
                                                        -----------
                                                          1,203,500
                                                        -----------
PROFESSIONAL SERVICES (0.6%)
Service Corp. International ...........       5,000          96,250
                                                        -----------
TRUCKING, SHIPPING (0.6%)
CNF Transportation, Inc. ..............       2,500          95,938
                                                        -----------
  TOTAL BUSINESS SERVICES .............                   1,526,563
                                                        -----------
CAPITAL GOODS (6.3%)
AEROSPACE (1.8%)
Boeing Co. ............................       3,500         154,656
United Technologies Corp. .............       2,000         143,375
                                                        -----------
                                                            298,031
                                                        -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.9%)
Lowe's Cos. ...........................       2,500         141,719
                                                        -----------
ELECTRICAL EQUIPMENT (0.3%)
Lam Research Corp.* ...................       1,000          46,687
                                                        -----------
MACHINERY (3.3%)
Applied Material, Inc.* ...............       2,500         184,688
Dover Corp. ...........................       4,400         154,000
Illinois Tool Works, Inc. .............       2,300         188,600
                                                        -----------
                                                            527,288
                                                        -----------
  TOTAL CAPITAL GOODS .................                   1,013,725
                                                        -----------
CONSUMER CYCLICALS (8.0%)
APPAREL & TEXTILES (0.6%)
Nike, Inc., Class B ...................       1,500          94,969
                                                        -----------
AUTO RELATED (1.6%)
Delphi Automotive Systems
  Corp. ...............................       5,000          92,812
Federal-Mogul Corp. ...................       3,200         166,400
                                                        -----------
                                                            259,212
                                                        -----------
AUTOS & TRUCKS (0.9%)
Autonation, Inc.* .....................       7,500         133,594
                                                        -----------


--------------------------------------------------------------------------------
                                             NUMBER        VALUE
                                            OF SHARES     (NOTE 1)
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE, APPLIANCES (2.3%)
Circuit City Stores--Circuit City
  Group ...............................       1,500     $   139,500
Sony Corp. (ADR) ......................       2,100         231,788
                                                        -----------
                                                            371,288
                                                        -----------
LEISURE RELATED (2.6%)
American Greetings Corp.,
  Class A .............................       4,000         120,500
Carnival Corp., Class A ...............       3,300         160,050
Hasbro, Inc. ..........................       5,000         139,687
                                                        -----------
                                                            420,237
                                                        -----------
  TOTAL CONSUMER CYCLICALS ............                   1,279,300
                                                        -----------
CONSUMER NON-CYCLICALS (13.9%)
BEVERAGES (1.6%)
Anheuser-Busch Cos., Inc. .............       1,500         106,406
Coca Cola Co. .........................       2,300         143,750
                                                        -----------
                                                            250,156
                                                        -----------
CONTAINERS (0.8%)
Sealed Air Corp.* .....................       2,000         129,750
                                                        -----------
DRUGS (2.9%)
AstraZeneca Group plc (ADR) ...........       3,500         137,156
Forest Laboratories, Inc.* ............       3,900         180,375
Pfizer, Inc. ..........................       1,300         142,675
                                                        -----------
                                                            460,206
                                                        -----------
FOODS (2.2%)
Campbell Soup Co. .....................       1,500          69,562
Kellogg Co. ...........................       5,200         171,600
Nabisco Holdings Corp. ................       2,500         108,125
                                                        -----------
                                                            349,287
                                                        -----------
HOSPITAL SUPPLIES & SERVICES (4.2%)
Guidant Corp. .........................       3,600         185,175
Medtronic, Inc. .......................       2,500         194,687
PE Corp--PE Biosystems Group...........       1,000         114,750
PE Corp--Celera Genomics
  Group* ..............................         500           8,094
Quintiles Transnational Corp.* ........       4,100         172,200
                                                        -----------
                                                            674,906
                                                        -----------
SOAPS & TOILETRIES (1.2%)
Clorox Co. ............................       1,000         106,812
Kimberly Clark Corp. ..................       1,600          91,200
                                                        -----------
                                                            198,012
                                                        -----------
TOBACCO (1.0%)
Philip Morris Cos., Inc. ..............       4,000         160,750
                                                        -----------
  TOTAL CONSUMER NON-CYCLICALS                            2,223,067
                                                        -----------
CREDIT SENSITIVE (16.3%)
BANKS (1.9%)
BankAmerica Corp. .....................       2,500         183,281
Wells Fargo Co. .......................       3,000         128,250
                                                        -----------
                                                            311,531
                                                        -----------
FINANCIAL SERVICES (7.4%)
Associates First Capital Corp.,
  Class A .............................       2,500         110,781
Citigroup, Inc. .......................       4,500         213,750
Household International, Inc. .........       2,000          94,750
Indymac Mortgage Holdings, Inc.               7,500         120,000

EQ ADVISORS TRUST
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                             NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
J.P. Morgan & Co. .....................     1,000            $   140,500
Merrill Lynch & Co. ...................     1,600                127,900
SLM Holding Corp. .....................     5,500                251,969
Washington Mutual, Inc. ...............     3,500                123,813
                                                             -----------
                                                               1,183,463
                                                             -----------
INSURANCE (2.3%)
Cincinanti Financial Corp. ............     3,900                146,494
PMI Group, Inc. .......................     2,000                125,625
United Healthcare Corp. ...............     1,500                 93,938
                                                             -----------
                                                                 366,057
                                                             -----------
UTILITY--ELECTRIC (2.6%)
AES Corp.* ............................     3,500                203,438
Niagara Mohawk Holdings, Inc.*              1,600                 25,700
Northeast Utilities* ..................    10,500                185,719
                                                             -----------
                                                                 414,857
                                                             -----------
UTILITY--TELEPHONE (2.1%)
AT&T Corp. ............................     3,700                206,506
Sprint Corp. (Fon Group) ..............     2,500                132,031
                                                             -----------
                                                                 338,537
                                                             -----------
  TOTAL CREDIT SENSITIVE ..............                        2,614,445
                                                             -----------
DIVERSIFIED (2.1%)
MISCELLANEOUS (2.1%)
Berkshire Hathaway, Inc.,
  Class A* ............................         2                137,800
Tyco International Ltd. ...............     2,100                198,975
                                                             -----------
                                                                 336,775
                                                             -----------
  TOTAL DIVERSIFIED ...................                          336,775
                                                             -----------
ENERGY (4.7%)
COAL & GAS PIPELINES (0.7%)
Williams Cos., Inc. ...................     2,500                106,406
                                                             -----------
OIL--DOMESTIC (0.8%)
Burlington Resources, Inc. ............     3,000                129,750
                                                             -----------
OIL--INTERNATIONAL (2.1%)
Exxon Corp. ...........................     2,000                154,250
Shell Transport & Trading Co.
  (ADR) ...............................     4,000                185,500
                                                             -----------
                                                                 339,750
                                                             -----------
OIL--SUPPLIES & CONSTRUCTION (1.1%)
Baker Hughes, Inc. ....................     5,500                184,250
                                                             -----------
  TOTAL ENERGY ........................                          760,156
                                                             -----------
TECHNOLOGY (12.9%)
COMPUTER HARDWARE (2.2%)
Gateway, Inc.* ........................     2,600                153,400
Hewlett Packard Co. ...................     1,500                150,750
Storage Technology Corp.* .............     1,800                 40,950
                                                             -----------
                                                                 345,100
                                                             -----------
COMPUTER SOFTWARE (2.1%)
Autodesk, Inc. ........................     5,500                162,594
Cadence Design Systems, Inc.* .........    13,200                168,300
                                                             -----------
                                                                 330,894
                                                             -----------


--------------------------------------------------------------------------------
                                             NUMBER             VALUE
                                            OF SHARES          (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONICS (2.5%)
Intel Corp. ...........................     3,000            $   178,500
KLA-Tencor Corp.* .....................     1,800                116,775
Teradyne, Inc.* .......................     1,500                107,625
                                                             -----------
                                                                 402,900
                                                             -----------
OFFICE EQUIPMENT (2.6%)
Cisco Systems, Inc.* ..................     2,000                129,000
International Business Machines
  Corp. ...............................     1,600                206,800
Xerox Corp. ...........................     1,500                 88,594
                                                             -----------
                                                                 424,394
                                                             -----------
TELECOMMUNICATIONS (3.5%)
Loral Space & Communications*               6,000                108,000
MCI WorldCom, Inc.* ...................     2,500                215,625
Nokia OYJ (ADR) .......................     1,500                137,344
Vodafone Group plc (ADR) ..............       500                 98,500
                                                             -----------
                                                                 559,469
                                                             -----------
  TOTAL TECHNOLOGY ....................                        2,062,757
                                                             -----------
TOTAL COMMON STOCKS (75.7%)
  (Cost $11,737,044) ..................                       12,128,975
                                                             -----------
TOTAL INVESTMENTS (75.7%)
  (Cost $11,737,044)...................                       12,128,975
OTHER ASSETS
  LESS LIABILITIES (24.3%) ............                        3,887,705
                                                             -----------
NET ASSETS (100%) .....................                      $16,016,680
                                                             ===========


---------------------
* Non-income producing

  Glossary:

  ADR--American Depositary Receipt

EQ ADVISORS TRUST
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 1999 (Unaudited)


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 1999 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $11,774,788

NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........         31,613


As of June 30, 1999 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $   744,554
Aggregate gross unrealized depreciation ................       (352,623)
                                                            -----------
Net unrealized appreciation ............................    $   391,931
                                                            ===========
Federal income tax cost of investments .................    $11,737,044
                                                            ===========















                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)


Note 1 Organization and Significant Accounting Policies

     EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with twenty-two diversified series portfolios and three non-diversified series portfolios (each a "Portfolio"). The diversified Portfolios include the Merrill Lynch Basic Value Equity Portfolio which commenced operations on May 1, 1997, MFS Emerging Growth Companies Portfolio which commenced operations on May 1, 1997, MFS Research Portfolio which commenced operations on May 1, 1997, EQ/Putnam Balanced Portfolio which commenced operations on May 1, 1997, EQ/Putnam Growth & Income Value Portfolio which commenced operations on May 1, 1997, EQ/ Putnam International Equity Portfolio which commenced operations on May 1, 1997, EQ/Putnam Investors Growth Portfolio which commenced operations on May 1, 1997, T. Rowe Price Equity Income Portfolio which commenced operations on May 1, 1997, T. Rowe Price International Stock Portfolio which commenced operations on May 1, 1997, Warburg Pincus Small Company Value Portfolio which commenced operations on May 1, 1997, BT Equity 500 Index Portfolio which received initial capital on December 31, 1997, BT International Equity Index Portfolio which received initial capital on December 31, 1997, BT Small Company Index Portfolio which received initial capital on December 31, 1997, JPM Core Bond Portfolio which received initial capital on December 31, 1997, Lazard Large Cap Value Portfolio which received initial capital on December 31, 1997, EQ/Evergreen Portfolio which received initial capital on December 31, 1998, EQ/Evergreen Foundation Portfolio which received initial capital on December 31, 1998, the MFS Growth with Income Portfolio which received initial capital on December 31, 1998, EQ/Alliance Premier Growth Portfolio which received initial capital on April 30, 1999, Capital Guardian International Portfolio which received initial capital on April 30, 1999, Capital Guardian Research Portfolio which received initial capital on April 30, 1999 and Capital Guardian U.S. Equity Portfolio which received initial capital on April 30, 1999. The non-diversified Portfolios include the Merrill Lynch World Strategy Portfolio which commenced operations on May 1, 1997, Morgan Stanley Emerging Markets Equity Portfolio which commenced operations on August 20, 1997, and the Lazard Small Cap Value Portfolio which received initial capital on December 31, 1997. The Portfolios that received initial capital on December 31, 1997, commenced operations on January 1, 1998. The Portfolios that received initial capital on December 31, 1998, commenced operations on January 1, 1999. The Portfolios that received initial capital on April 30, 1999, commenced operations on May 1, 1999.

     The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the period ended June 30, 1999, the Trust had Class IB shares outstanding for each Portfolio. On November 24, 1998, the Trust issued Class IA shares for the MFS Emerging Growth Companies Portfolio, T. Rowe Price Equity Income Portfolio, Warburg Pincus Small Company Value Portfolio and the BT International Equity Index Portfolio. On May 1, 1999, the Trust issued Class IA shares for the EQ/Alliance Premier Growth Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to The Equitable Investment Plan for Employees, Managers and Agents.

     The investment objectives and certain investment policies of each Portfolio are as follows:

     Merrill Lynch Basic Value Equity Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- Capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser (as defined below) of the Portfolio believes are undervalued and therefore represent basic investment value.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


     Merrill Lynch World Strategy Portfolio (advised by Merrill Lynch Asset Management, L.P.) -- High total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of United States and foreign issuers.

     MFS Emerging Growth Companies Portfolio (advised by Massachusetts Financial Services Co.) -- Long term growth of capital.

     MFS Research Portfolio (advised by Massachusetts Financial Services Co.) -- Long-term growth of capital and future income.

     EQ/Putnam Balanced Portfolio (advised by Putnam Investment Management, Inc.) -- Balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income.

     EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, Inc.) -- Capital growth. Current income is a secondary objective.

     EQ/Putnam International Equity Portfolio (advised by Putnam Investment Management, Inc.) -- Capital appreciation.

     EQ/Putnam Investors Growth Portfolio (advised by Putnam Investment Management, Inc.) -- Long-term growth of capital and any increased income that results from this growth.

     T. Rowe Price Equity Income Portfolio (advised by T. Rowe Price Associates, Inc.) -- Substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

     T. Rowe Price International Stock Portfolio (advised by Rowe Price-Fleming International, Inc.) -- Long-term growth of capital through investment primarily in common stocks of established non-United States companies.

     Warburg Pincus Small Company Value Portfolio (advised by Warburg Pincus Asset Management, Inc.) -- Long-term capital appreciation.

     Morgan Stanley Emerging Markets Equity Portfolio (advised by Morgan Stanley Asset Management, Inc.) -- Long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

     BT Equity 500 Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the S&P 500 Index.

     BT International Equity Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the MSCI EAFE Index.

     BT Small Company Index Portfolio (advised by Bankers Trust Co.) -- Replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index .

     JPM Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- High total return consistent with moderate risk of capital and maintenance of liquidity.

     Lazard Large Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of companies with relatively large market capitalizations (i.e., companies sharing market capitalizations of at least $5 billion at the time of initial purchase) that appear to the Adviser to be inexpensively priced relative to the return on total capital or equity.

     Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Capital appreciation by investing primarily in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser considers inexpensively priced relative to the return on total capital or equity.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


     EQ/Evergreen Portfolio (advised by Evergreen Asset Management Corp.) -- Capital appreciation.

     EQ/Evergreen Foundation Portfolio (advised by Evergreen Asset Management Corp.) -- Reasonable income, conservation of capital and capital appreciation (in order of priority).

     MFS Growth with Income Portfolio (advised by Massachusetts Financial Services Co.) -- Reasonable current income and long-term growth of capital and income

     EQ/Alliance Premier Growth Portfolio (advised by Alliance Capital Management L.P.) -- Seeks long-term growth of capital by primarily investing in equity securities of a large number of large, carefully selected, high quality United States companies that are judged, by the Adviser, likely to achieve superior earnings growth.

     Capital Guardian International Portfolio (advised by Capital Guardian Trust Co.) -- Seeks long-term growth of capital by investing primarily in non-United States equity securities.

     Capital Guardian Research Portfolio (advised by Capital Guardian Trust Co.) -- Seeks long-term growth of capital.

     Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian Trust Co.) -- Seeks long-term growth of capital.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

Valuation:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price on the primary exchange for such securities or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value as determined in good faith by the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted bid prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value as determined in good faith by the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold.

     Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust not attributable to a single Portfolio are charged to each Portfolio in proportion to the average net assets of each Portfolio. Equitable pays substantially all operating expenses on behalf of the Trust for which Equitable is then reimbursed by the Trust.

     All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

   (i) market value of investment securities, other assets and liabilities -- at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses -- at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, each Portfolio will comply with the investment diversification requirements of Subchapter L of the Code applicable to segregated asset accounts.

     Costs incurred by the Trust in connection with its organization have been allocated equally to and capitalized by each of the initial twelve Portfolios and are deferred and amortized on a straight line basis over a 60-month period from the date the Portfolios commenced operations. On December 31, 1997 an additional $188,040 in organizational costs was capitalized and allocated evenly among the BT Equity 500 Index Portfolio, BT International Equity Index Portfolio, BT Small Company Index Portfolio, JPM Core Bond Portfolio, Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio in connection with their organization. Each of these Portfolios commenced operations on January 1, 1998.

     The Manager has elected to waive the obligations of the Trust under the Organizational Expense Reimbursement Agreement to reimburse and pay the Manager for organization expenses incurred with the formation of the EQ/Evergreen Portfolio, EQ/Evergreen Foundation Portfolio, MFS Growth with Income Portfolio, EQ/Alliance Premier Growth Portfolio, Capital Guardian International Portfolio, Capital Guardian Research Portfolio and Capital Guardian U.S. Equity Portfolio.

     For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank The Chase Manhattan Bank ("Chase") acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. Chase will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. Chase invests the cash collateral and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 1999, the cash collateral received by each Portfolio for securities loaned was invested by Chase in a money market fund and repurchase agreements in which each Portfolio has a pro rata interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

     Each Portfolio, except for the Merrill Lynch Basic Value Equity Portfolio and the Merrill Lynch World Strategy Portfolio, may enter into repurchase agreements with qualified and Board of Trustees approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

     All Portfolios (except for the MFS Research Portfolio and the Lazard Small Cap Value Portfolio) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Each of the Portfolios (except for the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio and EQ/Evergreen Portfolio) may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Each Portfolio (with the exception of the MFS Research Portfolio, the Lazard Large Cap Value Portfolio and the Lazard Small Cap Value Portfolio) may buy or sell futures contracts for the purpose of protecting its portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt. At June 30, 1999 the BT International Equity Index Portfolio had restricted foreign cash in the amount of $1,225,703, which was held by the broker as collateral which is included in the foreign cash balance on the Statement of Assets and Liabilities. During the period the futures contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Each Portfolio (except the Warburg Pincus Small Company Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

     Each of the Portfolios (except the BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Small Cap Value Portfolio and EQ/Evergreen Portfolio) may purchase foreign currency on a spot (or cash) basis. In addition, each of the Portfolios (except the MFS Research Portfolio, BT Equity 500 Index Portfolio, BT Small Company Index Portfolio, Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio and EQ/Evergreen Portfolio) may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers, as defined below, may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Swaps:

     The Morgan Stanley Emerging Markets Equity Portfolio, BT International Equity Index Portfolio and JPM Core Bond Portfolio may each invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the forward commitments or forward foreign currency exchange contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with EQ Financial Consultants, Inc. (the "Manager"), an indirect wholly-owned subsidiary of Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For its services under the Management Agreement, the Manager will receive an annual fee as a percentage of average daily net assets, for each of the Portfolios, calculated daily and payable quarterly as follows:
The fee is calculated based on an annual rate of:

        0.25% OF AVERAGE DAILY NET ASSETS OF THE
         BT Equity 500 Index Portfolio
         BT Small Company Index Portfolio
        0.35% OF AVERAGE DAILY NET ASSETS OF THE
         BT International Equity Index Portfolio
        0.45% OF AVERAGE DAILY NET ASSETS OF THE
         JPM Core Bond Portfolio
        0.55% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch Basic Value Equity Portfolio
         MFS Emerging Growth Companies Portfolio
         MFS Growth with Income Portfolio
         MFS Research Portfolio
         EQ/Putnam Balanced Portfolio
         EQ/Putnam Growth & Income Value Portfolio
         EQ/Putnam Investors Growth Portfolio
         T. Rowe Price Equity Income Portfolio
         Lazard Large Cap Value Portfolio
        0.63% OF AVERAGE DAILY NET ASSETS OF THE
          EQ/Evergreen Foundation Portfolio
        0.65% OF AVERAGE DAILY NET ASSETS OF THE
         Warburg Pincus Small Company Value Portfolio
         Capital Guardian International Portfolio
         Capital Guardian Research Portfolio
         Capital Guardian U.S. Equity Portfolio
        0.70% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch World Strategy Portfolio
         EQ/Putnam International Equity Portfolio
        0.75% OF AVERAGE DAILY NET ASSETS OF THE
         T. Rowe Price International Stock Portfolio
         EQ/Evergreen Portfolio
        0.80% OF AVERAGE DAILY NET ASSETS OF THE
         Lazard Small Cap Value Portfolio
        0.90% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Alliance Premier Growth Portfolio
        1.15% OF AVERAGE DAILY NET ASSETS OF THE
         Morgan Stanley Emerging Markets Equity Portfolio

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to:
(i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

     The Trust has entered into an administrative agreement with Chase Global Funds Services Company ("Chase Global"), a corporate affiliate of Chase, pursuant to which Chase Global provides certain fund accounting, compliance and administrative services to the Trust. For such services, Chase Global receives compensation at the annual rate of 0.0525 of 1% of the total Trust assets, plus $25,000 for each Portfolio, until the total Trust assets reach $2.0 billion, and when the total Trust assets exceed $2.0 billion Chase Global receives:
0.0425 of 1% of the next $500 million of the total Trust assets; 0.035 of 1% of the next $2.0 billion of the total Trust assets; 0.025 of 1% of the next $1.0 billion of the total Trust assets; 0.015 of 1% of the next $2.5 billion of the total Trust assets; and 0.01 of 1% of the total Trust assets in excess of $8.0 billion; except that the annual fee payable to Chase Global with respect to any Portfolio which commences operation after July 1, 1997 and whose assets do not exceed $200 million shall be computed at the rate of 0.0525 of 1% of the Portfolio's total assets plus $25,000. Certain officers of the Trust are also officers of Chase Global.

Note 4 Custody Fees

     The Trust has entered into a Custody Agreement with Chase. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Chase serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and Chase, Chase maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. Chase is also required, upon the order of the Trust, to deliver securities held by Chase, and to make payments for securities purchased by the Trust. Chase has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plan

     The Trust has entered into distribution agreements with the Manager and Equitable Distributors, Inc. ("EDI"), an indirect wholly-owned subsidiary of Equitable (collectively, the "Distributors"), pursuant to which the Distributors will serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares will not be subject to such fees.

Note 6 Expense Limitation

     In the interest of limiting expenses of the Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to each Portfolio ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of each Portfolio are limited to:

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)


        0.30% OF AVERAGE DAILY NET ASSETS OF THE
         BT Equity 500 Index Portfolio
        0.50% OF AVERAGE DAILY NET ASSETS OF THE
          BT Small Company Index Portfolio
        0.55% OF AVERAGE DAILY NET ASSETS OF THE
         JPM Core Bond Portfolio
        0.60% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch Basic Value Equity Portfolio
         MFS Emerging Growth Companies Portfolio
         MFS Growth with Income Portfolio
         MFS Research Portfolio
         EQ/Putnam Growth & Income Value Portfolio
         T. Rowe Price Equity Income Portfolio
        0.65% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Putnam Balanced Portfolio
        0.70% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Evergreen Foundation Portfolio
         EQ/Putnam Investors Growth Portfolio
         Lazard Large Cap Value Portfolio
         Capital Guardian Research Portfolio
         Capital Guardian U.S. Equity Portfolio
        0.75% OF AVERAGE DAILY NET ASSETS OF THE
         BT International Equity Index Portfolio
         Warburg Pincus Small Company Value Portfolio
        0.80% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Evergreen Portfolio
        0.90% OF AVERAGE DAILY NET ASSETS OF THE
         EQ/Alliance Premier Growth Portfolio
        0.95% OF AVERAGE DAILY NET ASSETS OF THE
         Merrill Lynch World Strategy Portfolio
         EQ/Putnam International Equity Portfolio
         T. Rowe Price International Stock Portfolio
         Lazard Small Cap Value Portfolio
         Capital Guardian International Portfolio
        1.50% OF AVERAGE DAILY NET ASSETS OF THE
         Morgan Stanley Emerging Markets Equity Portfolio

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $100 million; (ii) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. At June 30, 1999, under the Expense Limitation Agreement, the total amount that would be reimbursable to the Manager, which includes waivers of investment management fees and reimbursements from the Manager, was $9,291,316. The amount that would be recoverable from each portfolio is as follows:

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
June 30, 1999 (Unaudited)

   PORTFOLIOS:                                                      AMOUNT
   -----------                                                      ------
   Merrill Lynch Basic Value Equity Portfolio ................   $ 471,903
   Merrill Lynch World Strategy Portfolio ....................     256,429
   MFS Emerging Growth Companies Portfolio ...................   1,043,310
   MFS Growth with Income Portfolio ..........................      38,824
   MFS Research Portfolio ....................................   1,018,964
   EQ/Putnam Balanced Portfolio ..............................     383,839
   EQ/Putnam Growth & Income Value Portfolio .................   1,196,382
   EQ/Putnam International Equity Portfolio ..................     541,411
   EQ/Putnam Investors Growth Portfolio ......................     440,975
   T. Rowe Price Equity Income Portfolio .....................     736,307
   T. Rowe Price International Stock Portfolio ...............     645,636
   Warburg Pincus Small Company Value Portfolio ..............     594,241
   Morgan Stanley Emerging Markets Equity Portfolio ..........     478,671
   BT Equity 500 Index Portfolio .............................     410,918
   BT International Equity Index Portfolio ...................     243,403
   BT Small Company Index Portfolio ..........................     320,980
   JPM Core Bond Portfolio ...................................     138,106
   Lazard Large Cap Value Portfolio ..........................     122,087
   Lazard Small Cap Value Portfolio ..........................     112,541
   EQ/Evergreen Portfolio ....................................      24,013
   EQ/Evergreen Foundation Portfolio .........................      19,839
   EQ/Alliance Premier Growth ................................      14,266
   Capital Guardian International ............................      10,364
   Capital Guardian Research .................................      13,455
   Capital Guardian U.S. Equity ..............................      14,452


Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan for the benefit of the unaffiliated Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.


Note 8 Substitution

     An application has been filed with the SEC requesting approval for the substitution of securities issued by 14 newly-organized portfolios of the Trust for securities issued by portfolios of the Hudson River Trust ("HRT") currently used as underlying investment options for certain variable annuity contracts and/or variable life insurance policies issued by Equitable and other insurance companies (the "Substitutions"). Equitable will bear all expenses incurred in connection with the Substitutions. The 14 newly-organized Trust portfolios will have investment objectives, investment strategies and anticipated risks that are identical in all material respects to those of the corresponding HRT portfolios. Pursuant to the application, the effect of the Substitutions will be to transfer the assets and liabilities of each HRT portfolio to the corresponding new Trust portfolio. Alliance Capital Management L.P. will continue to serve as investment advisor for each of the 14 new portfolios. Pursuant to the application, there will be no increase in investment management fees; other Trust operating expenses may increase slightly. In

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
June 30, 1999 (Unaudited)


connection with the anticipated Substitutions, the Trust has filed with the SEC a post-effective amendment to its registration statement in order to register the 14 newly-organized portfolios. Subject to SEC approval, it is expected that the Substitutions will be completed in the fall of 1999.


Note 9 Management Agreement


     Subject to regulatory approval, it is expected that the Management Agreement will be transferred by the Manager to Equitable with no changes to the agreement prior to the completion of the Substitutions.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS


MERRILL LYNCH BASIC VALUE EQUITY PORTFOLIO:

                                                                                                      CLASS IB
                                                                             -------------------------------------------------------
                                                                                 SIX MONTHS
                                                                                   ENDED                              MAY 1, 1997*
                                                                               JUNE 30, 1999      YEAR ENDED             TO
                                                                                (UNAUDITED)    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                             ----------------- ------------------- -----------------
Net asset value, beginning of period ........................................      $12.36            $11.58               $10.00
                                                                               ----------           -------              -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................................................        0.08              0.12                 0.06
 Net realized and unrealized gain on investments and foreign currency
  transactions ..............................................................        2.54              1.21                 1.64
                                                                               ----------           -------              -------
 Total from investment operations ...........................................        2.62              1.33                 1.70
                                                                               ----------           -------              -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .......................................          --             (0.12)               (0.06)
 Distributions from realized gains ..........................................          --             (0.43)               (0.05)
 Distributions in excess of realized gains ..................................          --                --                (0.01)
                                                                               ----------           -------              -------
 Total dividends and distributions ..........................................          --             (0.55)               (0.12)
                                                                               ----------           -------              -------
Net asset value, end of period ..............................................      $14.98            $12.36               $11.58
                                                                               ==========           =======              =======
Total return ................................................................       21.20%(b)         11.56%               16.99%(b)
                                                                               ==========           =======              =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........................................    $241,982          $174,104              $49,495
Ratio of expenses to average net assets after waivers .......................        0.85%(a)          0.85%                0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) .............        0.96%(a)          1.06%                1.89%(a)
Ratio of net investment income to average net assets after waivers ..........        1.34%(a)          1.41%                1.91%(a)
Ratio of net investment income to average net assets before waivers (Note 6)         1.23%(a)          1.20%                0.87%(a)
Portfolio turnover rate .....................................................          45%               83%                  25%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ................................       $0.01             $0.02                $0.03



MERRILL LYNCH WORLD STRATEGY PORTFOLIO:


                                                                                                        CLASS IB
                                                                                   -------------------------------------------------
                                                                                      SIX MONTHS
                                                                                        ENDED        YEAR ENDED       MAY 1, 1997*
                                                                                    JUNE 30, 1999    DECEMBER 31,         TO
                                                                                     (UNAUDITED)        1998       DECEMBER 31, 1997
                                                                                   ---------------  ------------- ------------------
Net asset value, beginning of period .............................................      $10.93           $10.31           $10.00
                                                                                     ---------          -------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................        0.08             0.15             0.08
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................        0.46             0.55             0.39
                                                                                     ---------          -------          -------
 Total from investment operations ................................................        0.54             0.70             0.47
                                                                                     ---------          -------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................          --            (0.04)           (0.05)
 Dividends in excess of net investment income ....................................          --            (0.04)              --
 Distributions in excess of realized gains .......................................          --               --            (0.11)
                                                                                     ---------          -------          -------
 Total dividends and distributions ...............................................          --            (0.08)           (0.16)
                                                                                     ---------          -------          -------
Net asset value, end of period ...................................................      $11.47           $10.93           $10.31
                                                                                     =========          =======          =======
Total return .....................................................................        4.94%(b)         6.81%            4.70%(b)
                                                                                     =========          =======          =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $28,990          $30,631          $18,210
Ratio of expenses to average net assets after waivers ............................        1.20%(a)         1.20%            1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................        1.45%(a)         1.61%            3.05%(a)
Ratio of net investment income to average net assets after waivers ...............        1.31%(a)         1.63%            1.89%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....        1.06%(a)         1.22%            0.04%(a)
Portfolio turnover rate ..........................................................          65%             115%              58%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................       $0.01            $0.04            $0.08



EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS EMERGING GROWTH COMPANIES PORTFOLIO:



                                                                        CLASS IA
                                                     -----------------------------------------------
                                                           SIX MONTHS
                                                              ENDED            NOVEMBER 24, 1998*
                                                          JUNE 30, 1999                TO
                                                           (UNAUDITED)          DECEMBER 31, 1998
                                                     ---------------------- ------------------------
Net asset value, beginning of period ...............        $16.04                    $14.18
                                                            -------                   -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ......................         (0.01)                      --
 Net realized and unrealized gain on investments
  and foreign currency transactions ................          2.07                      1.86
                                                            -------                   -------
 Total from investment operations ..................          2.06                      1.86
                                                            -------                   -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............           --                        --
 Distributions from realized gains .................           --                        --
 Distributions in excess of realized gains .........           --                        --
                                                            -------                   -------
 Total dividends and distributions .................           --                        --
                                                            -------                   -------
Net asset value, end of period .....................        $18.10                    $16.04
                                                            =======                   =======
Total return .......................................         12.84%(b)                 13.12%(b)
                                                            =======                   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................       $19,574                    $5,978
Ratio of expenses to average net assets after
 waivers ...........................................          0.60%(a)(1)               0.60%(a)(1)
Ratio of expenses to average net assets before
 waivers (Note 6) ..................................          0.69%(a)(1)               0.79%(a)(1)
Ratio of net investment income to average net
 assets after waivers ..............................          0.14%(a)(1)              (0.05)%(a)(1)
Ratio of net investment income to average net
 assets before waivers (Note 6) ....................          0.05%(a)(1)              (0.24)%(a)(1)
Portfolio turnover rate ............................            88%                       79%
 Effect of voluntary expense limitation during
  the period: (Note 6)
  Per share benefit to net investment income .......       $  0.01                    $   --



                                                                                 CLASS IB
                                                     -----------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                                  MAY 1, 1997*
                                                            JUNE 30, 1999            YEAR ENDED             TO
                                                             (UNAUDITED)         DECEMBER 31, 1998   DECEMBER 31, 1997
                                                     -------------------------- ------------------- ------------------
Net asset value, beginning of period ...............          $16.04                 $11.92             $10.00
                                                              -------                -------            -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ......................           (0.01)                 (0.03)              0.02
 Net realized and unrealized gain on investments
  and foreign currency transactions ................            2.06                   4.15               2.21
                                                              -------                -------            -------
 Total from investment operations ..................            2.05                   4.12               2.23
                                                              -------                -------            -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............             --                     --               (0.02)
 Distributions from realized gains .................             --                     --               (0.18)
 Distributions in excess of realized gains .........             --                     --               (0.11)
                                                              -------                -------            -------
 Total dividends and distributions .................             --                     --               (0.31)
                                                              -------                -------            -------
Net asset value, end of period .....................          $18.09                $ 16.04            $ 11.92
                                                              =======                =======            =======
Total return .......................................           12.78 %(b)             34.57%             22.42%(b)
                                                              =======                =======            =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................        $814,902               $461,307            $99,317
Ratio of expenses to average net assets after
 waivers ...........................................            0.85%(a)(1)            0.85%(1)           0.85%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) ..................................            0.94%(a)(1)            1.04%(1)           1.82%(a)
Ratio of net investment income to average net
 assets after waivers ..............................           (0.13)% (a)(1)         (0.30)% (1)         0.61%(a)
Ratio of net investment income to average net
 assets before waivers (Note 6) ....................           (0.21)%(a)(1)          (0.49)% (1)        (0.36)%(a)
Portfolio turnover rate ............................              88%                    79%               116%
 Effect of voluntary expense limitation during
  the period: (Note 6)
  Per share benefit to net investment income .......           $0.01                  $0.02              $0.04

MFS GROWTH WITH INCOME PORTFOLIO:***


                                                                                                CLASS IB
                                                                                           -----------------
                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 1999
                                                                                              (UNAUDITED)
                                                                                           -----------------
Net asset value, beginning of period ...................................................         $10.00
                                                                                               --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.02
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.67
                                                                                               --------
 Total from investment operations ......................................................           0.69
                                                                                               --------
Net asset value, end of period .........................................................         $10.69
                                                                                               ========
Total return ...........................................................................           6.90%(b)
                                                                                               ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................        $38,916
Ratio of expenses to average net assets after waivers ..................................           0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........................           1.27%(a)
Ratio of net investment income to average net assets after waivers .....................           0.82%(a)
Ratio of net investment income to average net assets before waivers (Note 6) ...........           0.39%(a)
Portfolio turnover rate ................................................................             24%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................          $0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MFS RESEARCH PORTFOLIO:


                                                                                       CLASS IB
                                                                                   -----------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1999
                                                                                      (UNAUDITED)
                                                                                   -----------------
Net asset value, beginning of period .............................................       $14.21
                                                                                     ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................         0.01
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................         1.27
                                                                                     ----------
 Total from investment operations ................................................         1.28
                                                                                     ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................           --
 Distributions from realized gains ...............................................           --
 Distributions in excess of realized gains .......................................           --
                                                                                     ----------
 Total dividends and distributions ...............................................           --
                                                                                     ----------
Net asset value, end of period ...................................................       $15.49
                                                                                     ==========
Total return .....................................................................         9.01%(b)
                                                                                     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $553,854
Ratio of expenses to average net assets after waivers ............................         0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................         0.95%(a)
Ratio of net investment income to average net assets after waivers ...............         0.11%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....         0.01% (a)
Portfolio turnover rate ..........................................................           50%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................        $0.01



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                          MAY 1, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................    $11.48              $10.00
                                                                                     -------              -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.04                0.02
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................      2.73                1.58
                                                                                     -------              -------
 Total from investment operations ................................................      2.77                1.60
                                                                                     -------              -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................     (0.04)              (0.02)
 Distributions from realized gains ...............................................        --               (0.01)
 Distributions in excess of realized gains .......................................        --               (0.09)
                                                                                     --------             -------
 Total dividends and distributions ...............................................     (0.04)              (0.12)
                                                                                     --------             -------
Net asset value, end of period ...................................................    $14.21              $11.48
                                                                                     ========             =======
Total return .....................................................................     24.11%              16.07%(b)
                                                                                     ========             =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $407,619            $114,754
Ratio of expenses to average net assets after waivers ............................      0.85%               0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      1.05%               1.78%(a)
Ratio of net investment income to average net assets after waivers ...............      0.44%               0.65 %(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      0.24%              (0.28)%(a)
Portfolio turnover rate ..........................................................        73%                 51%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $0.02               $0.03

EQ/PUTNAM BALANCED PORTFOLIO:


                                                                                       CLASS IB
                                                                                   -----------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1999
                                                                                      (UNAUDITED)
                                                                                   -----------------
Net asset value, beginning of period .............................................       $12.16
                                                                                      ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................         0.15
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................         0.69
                                                                                      ---------
 Total from investment operations ................................................         0.84
                                                                                      ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................           --
 Dividends in excess of net investment income ....................................           --
 Distributions from realized gains ...............................................           --
                                                                                      ---------
 Total dividends and distributions ...............................................           --
                                                                                      ---------
Net asset value, end of period ...................................................       $13.00
                                                                                      =========
Total return .....................................................................         6.91%(b)
                                                                                      =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $100,981
Ratio of expenses to average net assets after waivers ............................         0.90%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................         1.07%(a)
Ratio of net investment income to average net assets after waivers ...............         2.68%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....         2.51%(a)
Portfolio turnover rate ..........................................................           71%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................        $0.01



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                          MAY 1, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................  $11.21                $10.00
                                                                                    -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................    0.25                  0.14
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................    1.08                  1.30
                                                                                    -------               -------
 Total from investment operations ................................................    1.33                  1.44
                                                                                    -------               -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................   (0.23)                (0.13)
 Dividends in excess of net investment income ....................................      --                 (0.01)
 Distributions from realized gains ...............................................   (0.15)                (0.09)
                                                                                    -------               -------
 Total dividends and distributions ...............................................   (0.38)                (0.23)
                                                                                    -------               -------
Net asset value, end of period ...................................................  $12.16                $11.21
                                                                                    =======               =======
Total return .....................................................................   11.92%                14.38%(b)
                                                                                    =======               =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................ $75,977               $25,854
Ratio of expenses to average net assets after waivers ............................    0.90%                 0.90%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................    1.25%                 2.55%(a)
Ratio of net investment income to average net assets after waivers ...............    2.88%                 3.19%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....    2.53%                 1.54%(a)
Portfolio turnover rate ..........................................................     135%                  117%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................   $0.03                 $0.07

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:


                                                                                       CLASS IB
                                                                                   -----------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1999
                                                                                      (UNAUDITED)
                                                                                   -----------------
Net asset value, beginning of period .............................................   $ 12.77
                                                                                     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.08
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................      1.30
                                                                                     -------
 Total from investment operations ................................................      1.38
                                                                                     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................        --
 Distributions from realized gains ...............................................        --
 Distributions in excess of realized gains .......................................        --
                                                                                     -------
 Total dividends and distributions ...............................................        --
                                                                                     -------
Net asset value, end of period ...................................................   $ 14.15
                                                                                     =======
Total return .....................................................................     10.81%(b)
                                                                                     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $574,940
Ratio of expenses to average net assets after waivers ............................      0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      0.95%(a)
Ratio of net investment income to average net assets after waivers ...............      1.30%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      1.20%(a)
Portfolio turnover rate ..........................................................        48%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $0.01



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                          MAY 1, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................    $11.52              $10.00
                                                                                     -------             -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.11                0.06
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................      1.35                1.56
                                                                                     -------             -------
 Total from investment operations ................................................      1.46                1.62
                                                                                     -------             -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................     (0.11)              (0.06)
 Distributions from realized gains ...............................................        --               (0.01)
 Distributions in excess of realized gains .......................................     (0.10)              (0.03)
                                                                                     -------             -------
 Total dividends and distributions ...............................................     (0.21)              (0.10)
                                                                                     -------             -------
Net asset value, end of period ...................................................    $12.77              $11.52
                                                                                     =======             =======
Total return .....................................................................     12.75%              16.23 %(b)
                                                                                     =======             =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $460,744            $150,260
Ratio of expenses to average net assets after waivers ............................      0.85%               0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      1.04%               1.75%(a)
Ratio of net investment income to average net assets after waivers ...............      1.30%               1.67%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      1.11%               0.77%(a)
Portfolio turnover rate ..........................................................        74%                 61%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $0.02               $0.03

EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO:




                                                                                       CLASS IB
                                                                                   -----------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1999
                                                                                      (UNAUDITED)
                                                                                   -----------------
Net asset value, beginning of period .............................................    $13.01
                                                                                     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.06
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................      1.53
                                                                                     -------
 Total from investment operations ................................................      1.59
                                                                                     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................        --
 Distributions from realized gains ...............................................        --
 Distributions in excess of realized gains .......................................        --
                                                                                     -------
 Total dividends and distributions ...............................................        --
                                                                                     -------
Net asset value, end of period ...................................................    $14.60
                                                                                     =======
Total return .....................................................................     12.22%(b)
                                                                                     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $188,364
Ratio of expenses to average net assets after waivers ............................      1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      1.27%(a)
Ratio of net investment income to average net assets after waivers ...............      0.99%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      0.92%(a)
Portfolio turnover rate ..........................................................        51%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $0.01



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                          MAY 1, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................    $10.89                $10.00
                                                                                     -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.05                  0.03
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................      2.07                  0.93
                                                                                     -------               -------
 Total from investment operations ................................................      2.12                  0.96
                                                                                     -------               -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................        --                 (0.02)
 Distributions from realized gains ...............................................        --                 (0.01)
 Distributions in excess of realized gains .......................................        --                 (0.04)
                                                                                     -------               -------
 Total dividends and distributions ...............................................        --                 (0.07)
                                                                                     -------               -------
Net asset value, end of period ...................................................    $13.01                $10.89
                                                                                     =======               =======
Total return .....................................................................     19.51%                 9.58%(b)
                                                                                     =======               =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $143,721               $55,178
Ratio of expenses to average net assets after waivers ............................      1.20%                 1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      1.46%                 2.53%(a)
Ratio of net investment income to average net assets after waivers ...............      0.64%                 0.74 %(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      0.38%                (0.59)%(a)
Portfolio turnover rate ..........................................................        94%                   43%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $0.02                 $0.05

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/PUTNAM INVESTORS GROWTH PORTFOLIO:

                                                                                         CLASS IB
                                                                                   --------------------
                                                                                        SIX MONTHS
                                                                                           ENDED
                                                                                       JUNE 30, 1999
                                                                                        (UNAUDITED)
                                                                                   --------------------
Net asset value, beginning of period .............................................       $16.79
                                                                                        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ....................................................        (0.01)
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................         1.72
                                                                                        -------
 Total from investment operations ................................................         1.71
                                                                                        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................           --
 Distributions from realized gains ...............................................           --
 Distributions in excess of realized gains .......................................           --
                                                                                        -------
 Total dividends and distributions ...............................................           --
                                                                                        -------
Net asset value, end of period ...................................................       $18.50
                                                                                        =======
Total return .....................................................................        10.18%(b)
                                                                                        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................     $280,611
Ratio of expenses to average net assets after waivers ............................         0.89%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................         0.96%(a)
Ratio of net investment income to average net assets after waivers ...............        (0.16)%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....        (0.23)%(a)
Portfolio turnover rate ..........................................................           44%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................        $0.01



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                          MAY 1, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................     $12.33               $10.00
                                                                                      -------              -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ....................................................       0.01                 0.02
 Net realized and unrealized gain on investments and foreign currency
  transactions ...................................................................       4.46                 2.45
                                                                                      -------              -------
 Total from investment operations ................................................       4.47                 2.47
                                                                                      -------              -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................      (0.01)               (0.03)
 Distributions from realized gains ...............................................         --                (0.04)
 Distributions in excess of realized gains .......................................         --                (0.07)
                                                                                      -------              -------
 Total dividends and distributions ...............................................      (0.01)               (0.14)
                                                                                      -------              -------
Net asset value, end of period ...................................................     $16.79               $12.33
                                                                                      =======              =======
Total return .....................................................................      36.27%               24.70%(b)
                                                                                      =======              =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................   $175,015              $39,695
Ratio of expenses to average net assets after waivers ............................       0.85%                0.85%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................       1.09%                2.13%(a)
Ratio of net investment income to average net assets after waivers ...............       0.14%                0.58%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      (0.10)%              (0.70)%(a)
Portfolio turnover rate ..........................................................         64%                  47%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................      $0.02                $0.05

T. ROWE PRICE EQUITY INCOME PORTFOLIO:


                                                                             CLASS IA
                                                           ---------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED           NOVEMBER 24, 1998*
                                                                JUNE 30, 1999               TO
                                                                 (UNAUDITED)         DECEMBER 31, 1998
                                                           ---------------------- ----------------------
Net asset value, beginning of period .....................         $ 12.67                $ 13.22
                                                                   -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................            0.21                   0.06
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........            1.37                  (0.09)+
                                                                   -------               --------
 Total from investment operations ........................            1.58                  (0.03)
                                                                   -------               --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................              --                  (0.24)
 Distributions from realized gains .......................              --                  (0.28)
                                                                   -------               --------
 Total dividends and distributions .......................              --                  (0.52)
                                                                   -------               --------
Net asset value, end of period ...........................         $ 14.25                $ 12.67
                                                                   =======               ========
Total return .............................................           12.47%(b)              (2.21)%(b)
                                                                   =======               ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................          $5,963                 $2,415
Ratio of expenses to average net assets after waivers.....            0.60%(a)(1)            0.60%(a)(1)
Ratio of expenses to average net assets before
 waivers (Note 6) ........................................            0.72%(a)(1)            0.79%(a)(1)
Ratio of net investment income to average net assets
 after waivers ...........................................            2.23%(a)(1)            2.45%(a)(1)
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................            2.11%(a)(1)            2.26%(a)(1)
Portfolio turnover rate ..................................              16%                    17%
 Effect of voluntary expense limitation during the
  period: (Note 6)
  Per share benefit to net investment income .............         $  0.01                $  0.03



                                                                                     CLASS IB
                                                           -------------------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED                                MAY 1, 1997*
                                                                JUNE 30, 1999          YEAR ENDED             TO
                                                                 (UNAUDITED)       DECEMBER 31, 1998   DECEMBER 31, 1997
                                                           ---------------------- ------------------- ------------------
Net asset value, beginning of period .....................     $     12.67           $ 12.08             $ 10.00
                                                               -----------           -------             -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................            0.13              0.22                0.10
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ..........            1.44              0.87                2.11
                                                               -----------           -------             -------
 Total from investment operations ........................            1.57              1.09                2.21
                                                               -----------           -------             -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................              --             (0.22)              (0.09)
 Distributions from realized gains .......................              --             (0.28)              (0.04)
                                                               -----------           -------             -------
 Total dividends and distributions .......................              --             (0.50)              (0.13)
                                                               -----------           -------             -------
Net asset value, end of period ...........................     $     14.24           $ 12.67             $ 12.08
                                                               ===========           =======             =======
Total return .............................................           12.39%(b)          9.11%              22.11 %(b)
                                                               ===========           =======             =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................     $   282,680          $242,001             $99,947
Ratio of expenses to average net assets after waivers.....            0.85%(a)(1)       0.85%(1)            0.85%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) ........................................            0.97%(a)(1)       1.04%(1)            1.74%(a)
Ratio of net investment income to average net assets
 after waivers ...........................................            2.00%(a)(1)       2.20%(1)            2.49%(a)
Ratio of net investment income to average net assets
 before waivers (Note 6) .................................            1.88%(a)(1)       2.01%(1)            1.60%(a)
Portfolio turnover rate ..................................              16%               17%                  9%
 Effect of voluntary expense limitation during the
  period: (Note 6)
  Per share benefit to net investment income .............     $      0.01          $   0.02             $  0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:

                                                                                      CLASS IB
                                                                                   ---------------
                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                    JUNE 30, 1999
                                                                                     (UNAUDITED)
                                                                                   ---------------
Net asset value, beginning of period .............................................    $ 11.10
                                                                                      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................       0.08
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................       0.29
                                                                                      -------
 Total from investment operations ................................................       0.37
                                                                                      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................         --
 Dividends in excess of net investment income ....................................         --
                                                                                      -------
 Total dividends and distributions ...............................................         --
                                                                                      -------
Net asset value, end of period ...................................................    $ 11.47
                                                                                      =======
Total return .....................................................................       3.33%(b)
                                                                                      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................   $157,001
Ratio of expenses to average net assets after waivers ............................       1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................       1.29%(a)
Ratio of net investment income to average net assets after waivers ...............       1.43%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....       1.34%(a)
Portfolio turnover rate ..........................................................         10%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................   $   0.01



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                          MAY 1, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................   $  9.85                $ 10.00
                                                                                     -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.06                   0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................      1.28                  (0.17)
                                                                                     -------                -------
 Total from investment operations ................................................      1.34                  (0.15)
                                                                                     -------                -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................     (0.07)                    --
 Dividends in excess of net investment income ....................................     (0.02)                    --
                                                                                     -------                -------
 Total dividends and distributions ...............................................     (0.09)                    --
                                                                                     -------                -------
Net asset value, end of period ...................................................   $ 11.10                $  9.85
                                                                                     =======                =======
Total return .....................................................................     13.68%                 (1.49)%(b)
                                                                                     =======                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $134,653                $69,572
Ratio of expenses to average net assets after waivers ............................      1.20%                  1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      1.40%                  2.56%(a)
Ratio of net investment income to average net assets after waivers ...............      0.67%                  0.45%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....      0.47%                 (0.91)%(a)
Portfolio turnover rate ..........................................................        22%                    17%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................  $   0.02              $    0.05


WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO:




                                                                       CLASS IA
                                                     ---------------------------------------------
                                                           SIX MONTHS
                                                              ENDED           NOVEMBER 24, 1998*
                                                          JUNE 30, 1999               TO
                                                           (UNAUDITED)         DECEMBER 31, 1998
                                                     ---------------------- ----------------------
Net asset value, beginning of period ...............         $ 10.59            $     10.40
                                                             -------            -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................            0.05                   0.03
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....            0.09                   0.23+
                                                             -------            -----------
 Total from investment operations ..................            0.14                   0.26
                                                             -------            -----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............              --                  (0.06)
 Distributions in excess of realized gains .........              --                     --
 Return of capital distributions ...................              --                  (0.01)
                                                             -------            -----------
 Total dividends and distributions .................                                  (0.07)
                                                                                -----------
Net asset value, end of period .....................         $ 10.73            $     10.59
                                                             =======            ===========
Total return .......................................            1.23%(b)               2.63%(b)
                                                             =======            ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................          $2,307                $   747
Ratio of expenses to average net assets after
 waivers ...........................................            0.75%(a)(1)            0.75%(a)(1)
Ratio of expenses to average net assets before
 waivers (Note 6) ..................................            0.85%(a)(1)            0.92%(a)(1)
Ratio of net investment income to average net
 assets after waivers ..............................            0.61%(a)(1)            0.72%(a)(1)
Ratio of net investment income to average net
 assets before waivers (Note 6) ....................            0.51%(a)(1)            0.55%(a)(1)
Portfolio turnover rate ............................              88%                   111%
 Effect of voluntary expense limitation during
  the period: (Note 6)
  Per share benefit to net investment income .......        $     --                 $ 0.17



                                                                               CLASS IB
                                                     -------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                                MAY 1, 1997*
                                                          JUNE 30, 1999          YEAR ENDED             TO
                                                           (UNAUDITED)       DECEMBER 31, 1998   DECEMBER 31, 1997
                                                     ---------------------- ------------------- ------------------
Net asset value, beginning of period ...............       $ 10.61             $ 11.85             $ 10.00
                                                           -------             --------            -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .............................          0.02                0.05                0.01
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions.....          0.10               (1.24)               1.90
                                                           -------             --------            -------
 Total from investment operations ..................          0.12               (1.19)               1.91
                                                           -------             --------            -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..............            --               (0.04)              (0.01)
 Distributions in excess of realized gains .........            --                  --               (0.05)
 Return of capital distributions ...................            --               (0.01)                 --
                                                           -------             --------            -------
 Total dividends and distributions .................            --               (0.05)              (0.06)
                                                           -------             --------            -------
Net asset value, end of period .....................       $ 10.73             $ 10.61             $ 11.85
                                                           =======             ========            =======
Total return .......................................          1.13%(b)          (10.02)%             19.15%(b)
                                                           =======             ========            =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................      $157,324            $166,746            $120,880
Ratio of expenses to average net assets after
 waivers ...........................................          1.00%(a)(1)         1.00%(1)            1.00%(a)
Ratio of expenses to average net assets before
 waivers (Note 6) ..................................          1.10%(a)(1)         1.17%(1)            1.70%(a)
Ratio of net investment income to average net
 assets after waivers ..............................          0.36%(a)(1)         0.47%(1)            0.26%(a)
Ratio of net investment income to average net
 assets before waivers (Note 6) ....................          0.26%(a)(1)         0.30%(1)           (0.44)%(a)
Portfolio turnover rate ............................            88%                111%                 44%
 Effect of voluntary expense limitation during
  the period: (Note 6)
  Per share benefit to net investment income .......       $  0.01               $0.02               $0.03

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO:


                                                                                       CLASS IB
                                                                                   -----------------
                                                                                       SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 1999
                                                                                      (UNAUDITED)
                                                                                   -----------------
Net asset value, beginning of period .............................................    $5.79
                                                                                     ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................     0.02
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................     2.18
                                                                                     ------
 Total from investment operations ................................................     2.20
                                                                                     ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................       --
                                                                                     ------
 Total dividends and distributions ...............................................       --
                                                                                     ------
Net asset value, end of period ...................................................    $7.99
                                                                                     ======
Total return .....................................................................    38.24 %(b)
                                                                                     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................  $83,850
Ratio of expenses to average net assets after waivers ............................     1.75%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................     2.37%(a)
Ratio of net investment income to average net assets after waivers ...............     0.64%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....     0.02%(a)
Portfolio turnover rate ..........................................................       96%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................    $0.02



                                                                                                  CLASS IB
                                                                                   --------------------------------------
                                                                                                        AUGUST 20, 1997*
                                                                                        YEAR ENDED             TO
                                                                                    DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                                   ------------------- ------------------
Net asset value, beginning of period .............................................     $7.96                 $10.00
                                                                                     -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................................      0.03                   0.04
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions ...................................................................     (2.18)                 (2.06)
                                                                                     -------                -------
 Total from investment operations ................................................     (2.15)                 (2.02)
                                                                                     -------                -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ............................................     (0.02)                 (0.02)
                                                                                     -------                -------
 Total dividends and distributions ...............................................     (0.02)                 (0.02)
                                                                                     -------                -------
Net asset value, end of period ...................................................     $5.79                $  7.96
                                                                                     =======                =======
Total return .....................................................................    (27.10)%               (20.16)%(b)
                                                                                    ========             ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ................................................   $41,359                $21,433
Ratio of expenses to average net assets after waivers ............................      1.81%                  1.75%(a)
Ratio of expenses to average net assets before waivers (Note 6) ..................      2.63%                  2.61%(a)
Ratio of net investment income to average net assets after waivers ...............      0.73%                  1.96%(a)
Ratio of net investment income to average net assets before waivers (Note 6) .....     (0.09)%                 1.10%(a)
Portfolio turnover rate ..........................................................       114%                    25%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .....................................     $0.03                  $0.02

BT EQUITY 500 INDEX PORTFOLIO:**



                                                                                                       CLASS IB
                                                                                         ------------------------------------
                                                                                             SIX MONTHS
                                                                                               ENDED
                                                                                           JUNE 30, 1999       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 1998
                                                                                         ----------------- ------------------
Net asset value, beginning of period ...................................................        $12.45         $10.00
                                                                                              --------        -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................          0.05           0.06
 Net realized and unrealized gain on investments and foreign currency transactions .....          1.45           2.45
                                                                                              --------        -------
 Total from investment operations ......................................................          1.50           2.51
                                                                                              --------        -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................................            --          (0.06)
                                                                                              --------        -------
 Total dividends and distributions .....................................................            --          (0.06)
                                                                                              --------        -------
Net asset value, end of period .........................................................        $13.95         $12.45
                                                                                              ========        ========
Total return ...........................................................................         12.05%(b)      25.14%
                                                                                              ========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................      $447,599       $224,247
Ratio of expenses to average net assets after waivers ..................................          0.55%(a)       0.55%
Ratio of expenses to average net assets before waivers (Note 6) ........................          0.66%(a)       0.83%
Ratio of net investment income to average net assets after waivers .....................          0.94%(a)       1.22%
Ratio of net investment income to average net assets before waivers (Note 6) ...........          0.83%(a)       0.94%
Portfolio turnover rate ................................................................             1%             2%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................         $0.01          $0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

BT INTERNATIONAL EQUITY INDEX PORTFOLIO:**


                                                                                           CLASS IA
                                                                         ---------------------------------------------
                                                                               SIX MONTHS
                                                                                  ENDED           NOVEMBER 24, 1998*
                                                                              JUNE 30, 1999               TO
                                                                               (UNAUDITED)         DECEMBER 31, 1998
                                                                         ---------------------- ----------------------
Net asset value, beginning of period ...................................          $11.84                 $11.67
                                                                                 -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................            0.14                   0.03
 Net realized and unrealized gain on investments and foreign
  currency transactions ................................................            0.34                   0.31
                                                                                 -------                -------
 Total from investment operations ......................................            0.48                   0.34
                                                                                 -------                -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................              --                  (0.17)
                                                                                 -------                -------
 Total dividends and distributions .....................................              --                  (0.17)
                                                                                 -------                -------
Net asset value, end of period .........................................          $12.32                 $11.84
                                                                                 =======                =======
Total return ...........................................................            4.05%(b)               2.94%(b)
                                                                                 =======                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................          $2,251                   $735
Ratio of expenses to average net assets after waivers ..................            0.63%(a)(1)            0.59%(a)(1)
Ratio of expenses to average net assets before waivers (Note 6) ........            0.85%(a)(1)            1.24%(a)(1)
Ratio of net investment income to average net assets after waivers .....            2.18%(a)(1)            1.36 %(a)(1)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................            1.96%(a)(1)            0.71%(a)(1)
Portfolio turnover rate ................................................               1%                     3%
 Effect of voluntary expense limitation during the period: (Note 6) ....
  Per share benefit to net investment income ...........................           $0.01                  $0.26



                                                                                         CLASS IB
                                                                         -----------------------------------------
                                                                               SIX MONTHS
                                                                                  ENDED
                                                                              JUNE 30, 1999         YEAR ENDED
                                                                               (UNAUDITED)       DECEMBER 31, 1998
                                                                         ---------------------- ------------------
Net asset value, beginning of period ...................................          $11.85               $10.00
                                                                             -----------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................            0.11                 0.08
 Net realized and unrealized gain on investments and foreign
  currency transactions ................................................            0.36                 1.92
                                                                             -----------            ---------
 Total from investment operations ......................................            0.47                 2.00
                                                                             -----------            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................              --                (0.15)
                                                                             -----------            ---------
 Total dividends and distributions .....................................              --                (0.15)
                                                                             -----------            ---------
Net asset value, end of period .........................................          $12.32               $11.85
                                                                             ===========            =========
Total return ...........................................................            3.97%(b)            20.07%
                                                                             ===========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................         $58,024              $48,075
Ratio of expenses to average net assets after waivers ..................            0.88%(a)(1)          0.84%(1)
Ratio of expenses to average net assets before waivers (Note 6) ........            1.10%(a)(1)          1.49%(1)
Ratio of net investment income to average net assets after waivers .....            1.93%(a)(1)          1.11%(1)
Ratio of net investment income to average net assets before waivers
 (Note 6) ..............................................................            1.71%(a)(1)          0.46%(1)
Portfolio turnover rate ................................................               1%                   3%
 Effect of voluntary expense limitation during the period: (Note 6) ....
  Per share benefit to net investment income ...........................           $0.01                $0.05

BT SMALL COMPANY INDEX PORTFOLIO:**



                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            JUNE 30, 1999      YEAR ENDED
                                                                                             (UNAUDITED)    DECEMBER 31, 1998
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................        $9.56       $10.00
                                                                                                -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.04         0.07
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.78        (0.30)
                                                                                                -------      -------
 Total from investment operations ........................................................         0.82        (0.23)
                                                                                                -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --        (0.07)
 Distributions from realized gains .......................................................           --        (0.13)
 Distributions in excess of realized gains ...............................................           --        (0.01)
                                                                                                -------      -------
 Total dividends and distributions .......................................................           --        (0.21)
                                                                                                -------      -------
Net asset value, end of period ...........................................................       $10.38      $  9.56
                                                                                                =======      =======
Total return .............................................................................         8.58%(b)    (2.27)%
                                                                                                =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................      $45,272      $32,609
Ratio of expenses to average net assets after waivers ....................................         0.66%(a)     0.60%
Ratio of expenses to average net assets before waivers (Note 6) ..........................         1.20%(a)     1.81%
Ratio of net investment income to average net assets after waivers .......................         0.98%(a)     1.18 %
Ratio of net investment income to average net assets before waivers (Note 6) .............         0.44%(a)    (0.03)%
Portfolio turnover rate ..................................................................           45%          35 %
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................        $0.02        $0.07

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

JPM CORE BOND PORTFOLIO:**



                                                                                                         CLASS IB
                                                                                           -------------------------------------
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                              JUNE 30, 1999       YEAR ENDED
                                                                                               (UNAUDITED)     DECEMBER 31, 1998
                                                                                           ------------------ ------------------
Net asset value, beginning of period .....................................................         $10.57        $10.00
                                                                                                 --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................           0.27          0.21
 Net realized and unrealized gain (loss) on investments and foreign currency transactions           (0.50)         0.70
                                                                                                 --------       -------
 Total from investment operations ........................................................          (0.23)         0.91
                                                                                                 --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................             --          (0.21)
 Dividends in excess of net investment income ............................................             --          (0.01)
 Distributions from realized gains .......................................................             --          (0.11)
 Distributions in excess of realized gains ...............................................             --          (0.01)
                                                                                                 --------       --------
 Total dividends and distributions .......................................................             --          (0.34)
                                                                                                 --------       --------
Net asset value, end of period ...........................................................         $10.34         $10.57
                                                                                                 ========       ========
Total return .............................................................................          (2.18)%(b)      9.02%
                                                                                                 ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................       $126,002       $103,326
Ratio of expenses to average net assets after waivers ....................................           0.80%(a)       0.80%
Ratio of expenses to average net assets before waivers (Note 6) ..........................           0.89%(a)       1.03%
Ratio of net investment income to average net assets after waivers .......................           5.38%(a)       4.95%
Ratio of net investment income to average net assets before waivers (Note 6) .............           5.30%(a)       4.72%
Portfolio turnover rate ..................................................................            129%           428%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................            $--          $0.01

LAZARD LARGE CAP VALUE PORTFOLIO:**



                                                                                                       CLASS IB
                                                                                         ------------------------------------
                                                                                             SIX MONTHS
                                                                                               ENDED
                                                                                           JUNE 30, 1999       YEAR ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 1998
                                                                                         ----------------- ------------------
Net asset value, beginning of period ...................................................       $11.94        $10.00
                                                                                             --------       -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................         0.07          0.06
 Net realized and unrealized gain on investments and foreign currency transactions .....         1.28          1.94
                                                                                             --------       -------
 Total from investment operations ......................................................         1.35          2.00
                                                                                             --------       -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..................................................           --         (0.06)
                                                                                             --------       -------
 Total dividends and distributions .....................................................           --         (0.06)
                                                                                             --------       -------
Net asset value, end of period .........................................................       $13.29        $11.94
                                                                                             ========       =======
Total return ...........................................................................        11.31%(b)     20.01%
                                                                                             ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................     $110,099       $74,588
Ratio of expenses to average net assets after waivers ..................................         0.92%(a)      0.90%
Ratio of expenses to average net assets before waivers (Note 6) ........................         1.00%(a)      1.20%
Ratio of net investment income to average net assets after waivers .....................         1.33%(a)      1.19 %
Ratio of net investment income to average net assets before waivers (Note 6) ...........         1.25%(a)      0.89 %
Portfolio turnover rate ................................................................           13%           37%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................     $     --         $0.02

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

LAZARD SMALL CAP VALUE PORTFOLIO:**



                                                                                                        CLASS IB
                                                                                           ----------------------------------
                                                                                              SIX MONTHS
                                                                                                ENDED
                                                                                            JUNE 30, 1999      YEAR ENDED
                                                                                             (UNAUDITED)    DECEMBER 31, 1998
                                                                                           --------------- ------------------
Net asset value, beginning of period .....................................................        $9.27       $10.00
                                                                                                -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................................         0.01         0.02
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          0.82        (0.72)
                                                                                                -------      -------
 Total from investment operations ........................................................         0.83        (0.70)
                                                                                                -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ....................................................           --        (0.03)
                                                                                                -------      -------
 Total dividends and distributions .......................................................           --        (0.03)
                                                                                                -------      -------
Net asset value, end of period ...........................................................       $10.10        $9.27
                                                                                                =======      =======
Total return .............................................................................         8.95%(b)    (7.03)%
                                                                                                =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........................................................      $62,986      $51,046
Ratio of expenses to average net assets after waivers ....................................         1.20%(a)     1.20%
Ratio of expenses to average net assets before waivers (Note 6) ..........................         1.30%(a)     1.54%
Ratio of net investment income to average net assets after waivers .......................         0.31%(a)     0.52%
Ratio of net investment income to average net assets before waivers (Note 6) .............         0.20%(a)     0.18%
Portfolio turnover rate ..................................................................           26%          21%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income .............................................      $    --        $0.02

EQ/EVERGREEN PORTFOLIO:***


                                                                                                CLASS IB
                                                                                           -----------------
                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 1999
                                                                                              (UNAUDITED)
                                                                                           -----------------
Net asset value, beginning of period ...................................................         $10.00
                                                                                                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.02
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.63
                                                                                                -------
 Total from investment operations ......................................................           0.65
                                                                                                -------
Net asset value, end of period .........................................................         $10.65
                                                                                                =======
Total return ...........................................................................           6.50%(b)
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................         $2,849
Ratio of expenses to average net assets after waivers ..................................           1.05%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........................           3.78%(a)
Ratio of net investment income to average net assets after waivers .....................           0.67%(a)
Ratio of net investment income to average net assets before waivers (Note 6) ...........          (2.06)%(a)
Portfolio turnover rate ................................................................             14%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................          $0.08

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

EQ/EVERGREEN FOUNDATION PORTFOLIO:***


                                                                                                CLASS IB
                                                                                           -----------------
                                                                                            SIX MONTHS ENDED
                                                                                             JUNE 30, 1999
                                                                                              (UNAUDITED)
                                                                                           -----------------
Net asset value, beginning of period ...................................................       $  10.00
                                                                                               --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.07
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.39
                                                                                               --------
 Total from investment operations ......................................................           0.46
                                                                                               --------
Net asset value, end of period .........................................................       $  10.46
                                                                                               ========
Total return ...........................................................................           4.60%(b)
                                                                                               ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................       $  4,458
Ratio of expenses to average net assets after waivers ..................................           0.95%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........................           2.69%(a)
Ratio of net investment income to average net assets after waivers .....................           2.74%(a)
Ratio of net investment income to average net assets before waivers (Note 6) ...........           1.00%(a)
Portfolio turnover rate ................................................................              5%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................       $   0.05

EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:



                                                                                                 CLASS IA
                                                                                         ------------------------
                                                                                               MAY 1, 1999*
                                                                                                    TO
                                                                                               JUNE 30, 1999
                                                                                                (UNAUDITED)
                                                                                         ------------------------
Net asset value, beginning of period ...................................................            $10.00
                                                                                                   -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net realized and unrealized gain on investments and foreign currency transactions .....              0.53
                                                                                                   -------
 Total from investment operations ......................................................              0.53
                                                                                                   -------
Net asset value, end of period .........................................................            $10.53
                                                                                                   =======
Total return ...........................................................................              5.30%(b)
                                                                                                   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................                $1
Ratio of expenses to average net assets after waivers ..................................              0.90%(a)(1)
Ratio of expenses to average net assets before waivers (Note 6) ........................              1.35%(a)(1)
Ratio of net investment income to average net assets after waivers .....................              0.19%(a)(1)
Ratio of net investment income to average net assets before waivers (Note 6) ...........             (0.26)%(a)(1)
Portfolio turnover rate ................................................................                 4%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................             $0.01




                                                                                                 CLASS IB
                                                                                         ------------------------
                                                                                               MAY 1, 1999*
                                                                                                    TO
                                                                                               JUNE 30, 1999
                                                                                                (UNAUDITED)
                                                                                         ------------------------
Net asset value, beginning of period ...................................................           $10.00
                                                                                                  -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net realized and unrealized gain on investments and foreign currency transactions .....             0.54
                                                                                                  -------
 Total from investment operations ......................................................             0.54
                                                                                                  -------
Net asset value, end of period .........................................................           $10.54
                                                                                                  =======
Total return ...........................................................................             5.40%(b)
                                                                                                  =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................          $42,573
Ratio of expenses to average net assets after waivers ..................................             1.15%(a)(1)
Ratio of expenses to average net assets before waivers (Note 6) ........................             1.60%(a)(1)
Ratio of net investment income to average net assets after waivers .....................            (0.06)%(a)(1)
Ratio of net investment income to average net assets before waivers (Note 6) ...........            (0.51)%(a)(1)
Portfolio turnover rate ................................................................                4%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................            $0.15

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Continued)

CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO:


                                                                                               CLASS IB
                                                                                           ----------------
                                                                                             MAY 1, 1999*
                                                                                                  TO
                                                                                             JUNE 30, 1999
                                                                                              (UNAUDITED)
                                                                                           ----------------
Net asset value, beginning of period ...................................................         $10.00
                                                                                                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.02
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.22
                                                                                                -------
 Total from investment operations ......................................................           0.24
                                                                                                -------
Net asset value, end of period .........................................................         $10.24
                                                                                                =======
Total return ...........................................................................           2.40%(b)
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................        $12,560
Ratio of expenses to average net assets after waivers ..................................           1.20%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........................           1.79%(a)
Ratio of net investment income to average net assets after waivers .....................           1.43%(a)
Ratio of net investment income to average net assets before waivers (Note 6) ...........           0.85%(a)
Portfolio turnover rate ................................................................              0%
Average commission rate paid ...........................................................
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................          $0.01

CAPITAL GUARDIAN RESEARCH PORTFOLIO:

                                                                                                CLASS IB
                                                                                           ------------------
                                                                                              MAY 1, 1999*
                                                                                                   TO
                                                                                              JUNE 30, 1999
                                                                                               (UNAUDITED)
                                                                                           ------------------
Net asset value, beginning of period ...................................................         $10.00
                                                                                                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.22
                                                                                                -------
 Total from investment operations ......................................................           0.22
                                                                                                -------
Net asset value, end of period .........................................................         $10.22
                                                                                                =======
Total return ...........................................................................           2.20%(b)
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................        $12,314
Ratio of expenses to average net assets after waivers ..................................           0.95%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........................           1.72 %(a)
Ratio of net investment income to average net assets after waivers .....................           0.16 %(a)
Ratio of net investment income to average net assets before waivers (Note 6) ...........          (0.61)%(a)
Portfolio turnover rate ................................................................              2%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................          $0.01

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS--(Concluded)

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO:


                                                                                                CLASS IB
                                                                                           ------------------
                                                                                              MAY 1, 1999*
                                                                                                   TO
                                                                                              JUNE 30, 1999
                                                                                               (UNAUDITED)
                                                                                           ------------------
Net asset value, beginning of period ...................................................         $10.00
                                                                                                -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................................................................           0.01
 Net realized and unrealized gain on investments and foreign currency transactions .....           0.26
                                                                                                -------
 Total from investment operations ......................................................           0.27
                                                                                                -------
Net asset value, end of period .........................................................         $10.27
                                                                                                =======
Total return ...........................................................................           2.70%(b)
                                                                                                =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................................................        $16,017
Ratio of expenses to average net assets after waivers ..................................           0.95%(a)
Ratio of expenses to average net assets before waivers (Note 6) ........................           1.69%(a)
Ratio of net investment income to average net assets after waivers .....................           0.53%(a)
Ratio of net investment income to average net assets before waivers (Note 6) ...........          (0.21)%(a)
Portfolio turnover rate ................................................................              0%
 Effect of voluntary expense limitation during the period: (Note 6)
  Per share benefit to net investment income ...........................................          $0.01

---------
*     Commencement of Operations.
** Portfolio received initial capital on December 31, 1997 and commenced operations on January 1, 1998.
*** Portfolio received initial capital on December 31, 1998 and commenced operations on January 1, 1999.
+ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)   Annualized.
(b)   Total return is not annualized.
(1) Reflects overall fund ratios for investment income and non-class specific expense.